UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07332 and 811-08162

Name of Fund:  BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

iShares MSCI Total International Index Fund (Formerly BlackRock Total International ex U.S. Index Fund)

iShares Russell 1000 Large-Cap Index Fund (Formerly BlackRock Large Cap Index Fund)

iShares U.S. Aggregate Bond Index Fund (Formerly BlackRock U.S. Total Bond Index Fund)

iShares S&P 500 Index Fund (Formerly BlackRock S&P 500 Index Fund)

                        Master Investment Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

International Tilts Master Portfolio

Large Cap Index Master Portfolio

LifePath® Dynamic Retirement Master Portfolio

LifePath® Dynamic 2020 Master Portfolio

LifePath® Dynamic 2025 Master Portfolio

LifePath® Dynamic 2030 Master Portfolio

LifePath® Dynamic 2035 Master Portfolio

LifePath® Dynamic 2040 Master Portfolio

LifePath® Dynamic 2045 Master Portfolio

LifePath® Dynamic 2050 Master Portfolio

LifePath® Dynamic 2055 Master Portfolio

LifePath® Dynamic 2060 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

LifePath® Index 2060 Master Portfolio

Money Market Master Portfolio

S&P 500 Index Master Portfolio

Total International ex U.S. Index Master Portfolio

Treasury Money Market Master Portfolio

U.S. Total Bond Index Master Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2017

Date of reporting period: 06/30/2017

Item 1 – Report to Stockholders

2

JUNE 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock Cash Funds: Institutional
➢	BlackRock Cash Funds: Treasury

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. For its part, the European Central Bank also began to signal its intent to wind down asset purchases and begin the long move toward policy normalization, contingent upon further improvement in economic growth.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the outlook for economic growth have kept markets relatively tranquil.

In the fifth edition of our Global Investor Pulse Survey, we heard from 28,000 individuals across 18 countries, including more than 4,000 respondents from the United States. While retirement remains the single most important issue for American investors, only a third of respondents feel confident that they will have enough retirement income, and nearly 40% of respondents have yet to begin saving for retirement. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.34%	17.90%
U.S. small cap equities (Russell 2000® Index)	4.99	24.60
International equities (MSCI Europe, Australasia, Far East Index)	13.81	20.27
Emerging market equities (MSCI Emerging Markets Index)	18.43	23.75
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.31	0.49
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.08	(5.58)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.27	(0.31)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.26	(0.28)
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.92	12.69
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK FUNDS III	JUNE 30, 2017	3

Money Market Overview

For the Six-Month Period Ended June 30, 2017

On the heels of a 0.25% rate hike at end of 2016, remarks from members of the Federal Open Market Committee (“FOMC”) during the first quarter of 2017 generally indicated an openness to the further removal of monetary accommodation. Indeed, after clearly telegraphing their intentions in the weeks immediately preceding the March 15, 2017 meeting, the FOMC delivered a 0.25% increase in the federal funds target range to 0.75%-1.00%. The strength of the U.S. labor market and continued progress toward the FOMC’s inflation target of 2% were cited as factors contributing to the decision to continue along the path toward the normalization of interest rates. Specifically, the FOMC’s preferred measure of inflation — the core PCE index — increased 1.8% on an annual basis in February, while broader measures of inflation came in above 2% during the quarter.

More recently, while there has been moderate weakness in inflation, the FOMC stated that they believe this to be transitory and delivered a third consecutive quarterly 0.25% interest rate increase at the June 14, 2017 FOMC meeting. During this meeting, the FOMC also gave an update on its balance sheet normalization strategy, confirming that it would likely kick off “this year.” The amounts of Treasury and agency mortgage-backed securities that will not be reinvested will be relatively small at the outset. Similarly, the pace at which such securities will “roll off” of the balance sheet will be measured. While the FOMC appears committed to interest rate and balance sheet normalization, market participants appear less convinced about the outlook set forth by policy makers. Specifically, futures contracts for federal funds are priced in for less than two 0.25% rate hikes by the end of 2018, as compared with four increases stated in the FOMC’s Summary of Economic Projections.

During the first half of 2017, the credit curve inside of a year remained extremely tight with issuers being reluctant to increase issuance and demand in the short term credit markets continuing to exceed supply. Floating rate note issuance remained strong as demand has outpaced supply with investors preferring floating rate notes over fixed rate investments with the FOMC continuing to tighten monetary policy. The gradual removal of monetary accommodation translated into higher yields for taxable and municipal money market funds during the second quarter. On an average net yield basis, institutional prime money market funds are out-yielding institutional government money market funds by 28 basis points (0.28%) according to iMoneyNet as of June month-end.

We anticipate an additional 0.25% interest rate hike during the balance of 2017, along with the initiation of balance sheet “tapering;” however, the sequencing of such events is unclear. In our view, the path for interest rate hikes remains subject to inflation moving toward the FOMC’s 2% target later this year and financial conditions remaining accommodative. We also believe that the gradual pace of balance sheet normalization activity as laid out by the FOMC will not be disruptive to markets.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS III	JUNE 30, 2017

Fund Information as of June 30, 2017

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Institutional’s (the “Fund”) investment objective is to seek a high level of income consistent with liquidity and the preservation of capital.

	7-Day SEC Yield	7-Day Yield
SL Agency	1.29%	1.29%

BlackRock Cash Funds: Treasury

BlackRock Cash Funds: Treasury’s (the “Fund”) investment objective is to seek current income consistent with liquidity and stability of principal.

	7-Day SEC Yield	7-Day Yield
Institutional	0.84%	0.84%
SL Agency	0.87%	0.87%

The 7-Day SEC Yields may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2017 and held through June 30, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Cash Funds: Institutional
SL Agency	$1,000.00	$1,005.50	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
BlackRock Cash Funds: Treasury
Institutional	$1,000.00	$1,003.00	$0.60	$1,000.00	$1,024.20	$0.60	0.12%
SL Agency	$1,000.00	$1,003.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%

[1]

For each class of a Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because each Fund invests all of its assets in its corresponding Master Portfolio, the expense examples reflect the net expenses of both the Fund and the Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK FUNDS III	JUNE 30, 2017	5

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury

Assets
Investments at value — from the applicable Master Portfolio[1,2]	$52,440,967,261	$4,392,451,284

Liabilities
Payables:
Income dividends	50,643,310	2,600,494
Administration fees	823,930	81,521
Other accrued expenses	6,703	6,338

Total liabilities	51,473,943	2,688,353

Net Assets	$52,389,493,318	$4,389,762,931

Net Assets Consist of
Paid-in capital	$52,375,210,622	$4,389,528,831
Accumulated net realized gain allocated from the applicable Master Portfolio	1,067,854	234,100
Net unrealized appreciation (depreciation) allocated from the applicable Master Portfolio	13,214,842	—

Net Assets	$52,389,493,318	$4,389,762,931

Net Asset Value
Institutional:
Net assets	—	$430,821,646

Shares outstanding[3]	—	430,798,688

Net asset value	—	$1.00

SL Agency:
Net assets	$52,389,493,318	$3,958,941,285

Shares outstanding[3]	52,372,658,924	3,958,730,145

Net asset value	$1.0003	$1.00

[1] Investments at cost — from the applicable Master Portfolio	$52,427,752,419	$4,392,451,284

[2] Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio”), respectively.
[3] Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

6	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Operations

Six Months Ended June 30, 2017 (Unaudited)	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury

Investment Income
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	$268,511,452	$12,788,597
Expenses	(22,953,695)	(1,769,296)
Fees waived	7,066,690	546,347

Total investment income	252,624,447	11,565,648

Fund Expenses
Administration — class specific	4,537,605	366,444
Distribution — Aon Captives	1,418	—
Professional	6,155	5,732
Miscellaneous	11,429	4,276

Total expenses	4,556,607	376,452
Less fees reimbursed by the Administrator	(6,155)	(5,732)

Total expenses after fees reimbursed	4,550,452	370,720

Net investment income	248,073,995	11,194,928

Realized and Unrealized Gain Allocatied from the Master Portfolios
Net realized gain from investments	320,927	60,054
Net change in unrealized appreciation (depreciation) on investments	3,110,687	—

Net realized and unrealized gain	3,431,614	60,054

Net Increase in Net Assets Resulting from Operations	$251,505,609	$11,254,982

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	7

Statements of Changes in Net Assets

	BlackRock Cash Funds: Institutional		BlackRock Cash Funds: Treasury
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$248,073,995	$233,714,607	$11,194,928	$9,105,284
Net realized gain	320,927	3,815,059	60,054	444,137
Net change in unrealized appreciation (depreciation)	3,110,687	10,104,155	—	—

Net increase in net assets resulting from operations	251,505,609	247,633,821	11,254,982	9,549,421

Distributions to Shareholders[1]
From net investment income:
Aon Captives	(12,332)	(32,990)	(417,373)	(69,601)
Institutional	—	(5,693,492)	—	—
Select	—	(16)	—	—
SL Agency	(248,061,663)	(227,988,109)	(10,777,555)	(9,035,683)
From net realized gain:
Aon Captives	—	(629)	—	(5,210)
Institutional	—	(25,496)	—	—
SL Agency	—	(4,280,941)	—	(280,502)

Decrease in net assets resulting from distributions to shareholders	(248,073,995)	(238,021,673)	(11,194,928)	(9,390,996)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	11,191,474,222	(1,323,776,641)	738,869,245	1,496,101,672

Net Assets
Total increase (decrease) in net assets	11,194,905,836	(1,314,164,493)	738,929,299	1,496,260,097
Beginning of period	41,194,587,482	42,508,751,975	3,650,833,632	2,154,573,535

End of period	$52,389,493,318	$41,194,587,482	$4,389,762,931	$3,650,833,632

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

8	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	BlackRock Cash Funds: Institutional

	Six Months Ended June 30, 2017 (Unaudited)		SL Agency
			Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.0002		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0054		0.0058	0.0019	0.0013	0.0018	0.0025
Net realized and unrealized gain	0.0001		0.0003	0.0000 [1]	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0055		0.0061	0.0019	0.0014	0.0018	0.0025

Distributions:[2]
From net investment income	(0.0054)		(0.0058)	(0.0019)	(0.0013)	(0.0018)	(0.0025)
From net realized gain	—		(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0054)		(0.0059)	(0.0019)	(0.0014)	(0.0018)	(0.0025)

Net asset value, end of period	$1.0003		$1.0002	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.55%	[5]	0.61%	0.19%	0.14%	0.18%	0.25%

Ratios to Average Net Assets[6,7]
Total expenses	0.09%	[8]	0.09%	0.09%	0.09%	0.09%	0.09%

Total expenses after fees waived and/or reimbursed	0.09%	[8]	0.09%	0.09%	0.09%	0.09%	0.09%

Net investment income	1.09%	[8]	0.58%	0.19%	0.14%	0.17%	0.25%

Supplemental Data
Net assets, end of period (000)	$52,389,493		$41,189,027	$40,443,595	$37,748,773	$37,867,084	$33,350,562

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	9

Financial Highlights	BlackRock Cash Funds: Treasury

	Capital
	Period January 1, 2014 to November 10, 2014[1]		Year Ended December 31,
			2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	—		0.0001		0.0002
Net realized gain	0.0000	[2]	0.0000	[2]	—

Net increase from investment operations	0.0000		0.0001		0.0002

Distributions:[3]
From net investment income	—		(0.0001)		(0.0002)
From net realized gain	(0.0000)[4]		(0.0000)[4]		—

Total distributions	(0.0000)		(0.0001)		(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%		0.02%

Ratios to Average Net Assets[7]
Total expenses	0.13%	[8,9]	0.14%	[10]	0.14%	[10]

Total expenses after fees waived and/or reimbursed	0.06%	[8,9]	0.12%	[10]	0.13%	[10]

Net investment income	0.00%	[8,9]	0.00%	[10]	0.02%	[10]

Supplemental Data
Net assets, end of period (000)	—	[1]	$715		$273,121

[1]	There were no Capital Shares outstanding from November 11, 2014 through December 31, 2014 and during the years ended December 31, 2015, December 31, 2016 and the six months ended June 30, 2017.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

10	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Period June 6, 2016[1] to December 31, 2016		Period January 1, 2015 to December 31, 2015[2]		Year Ended December 31,
							2014		2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0030		0.0015		0.0000	[3]	—		0.0001		0.0002
Net realized gain	0.0000	[3]	0.0001		0.0000	[3]	0.0000	[3]	0.0000	[3]	—

Net increase from investment operations	0.0030		0.0016		0.0000		0.0000		0.0001		0.0002

Distributions:[4]
From net investment income	(0.0030)		(0.0015)		(0.0000)[5]		—		(0.0001)		(0.0002)
From realized gain	—		(0.0001)		(0.0000)[5]		(0.0000)[5]		(0.0000)[5]		—

Total distributions	(0.0030)		(0.0016)		(0.0000)		(0.0000)		(0.0001)		(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[6]
Based on net asset value	0.30%	[7]	0.16%	[7]	0.00%		0.00%		0.01%		0.02%

Ratios to Average Net Assets[8]
Total expenses	0.12%	[9,10]	0.12%	[9,10]	0.12%	[10]	0.17%	[11]	0.12%	[10]	0.12%	[10]

Total expenses after fees waived and/or reimbursed	0.12%	[9,10]	0.12%	[9,10]	0.11%	[10]	0.06%	[11]	0.10%	[10]	0.11%	[10]

Net investment income	0.73%	[9,10]	0.29%	[9,10]	0.01%	[10]	0.00%	[11]	0.01%	[10]	0.02%	[10]

Supplemental Data
Net assets, end of period (000)	$430,822		$80,257		$—	[2]	$4		$4		$4

[1]	Recommencement of operations.

[2]	There were no Institutional shares outstanding as of the year ended December 31, 2015.

[3]	Amount is less than $0.00005 per share.

[4]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[5]	Amount is greater than $(0.00005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	11

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Premium
	Period December 20, 2012[1]

Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0000	[2]
Net realized gain	0.0000	[2]

Net increase from investment operations	0.0000

Distributions:[3]
From net investment income	(0.0000)[4]
From net realized gain	(0.0000)[4]

Total distributions	(0.0000)

Net asset value, end of period	$1.00

Total Return[5]
Based on net asset value	0.00%	[6]

Ratios to Average Net Assets[7]
Total expenses	0.00%	[8,9]

Total expenses after fees waived	0.00%	[8,9]

Net investment income	0.00%	[8,9]

Supplemental Data
Net assets, end of period (000)	—	[1]

[1]

There were no Premium Shares outstanding during the fiscal years ended December 31, 2012, December 31, 2013, December 31, 2014, December 31, 2015, December 31, 2016 and the six months ended June 30, 2017, except for December 20, 2012.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[9]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Select
	Period January 1, 2014 to December 22,		Year Ended December 31,
	2014[1]		2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	—		0.0001		0.0000	[2]
Net realized gain	0.0000	[2]	0.0000	[2]	—

Net increase from investment operations	0.0000		0.0001		0.0000

Distributions from:[3]
Net investment income	—		(0.0001)		(0.0000)[4]
Net realized gain	(0.0000)[4]		(0.0000)[4]		—

Total distributions	(0.0000)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%		0.00%

Ratios to Average Net Assets[7]
Total expenses	0.21%	[8,9]	0.21%	[9]	0.22%	[10]

Total expenses after fees waived and/or reimbursed	0.06%	[8,9]	0.09%	[9]	0.15%	[10]

Net investment income	0.00%	[8,9]	0.00%	[9]	0.00%	[10]

Supplemental Data
Net assets, end of period (000)	$—	[1]	$10,398		$10,543

[1]	There were no Select Shares outstanding from December 22, 2014 through December 31, 2014 and during the years ended December 31, 2015, December 31, 2016 and the six months ended June 30, 2017.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

[10]	Includes the Fund’s share of the Master Portfolio‘s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	13

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	SL Agency
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0031		0.0029		0.0003		—		0.0002		0.0006
Net realized gain	0.0000	[1]	0.0001		0.0000	[1]	0.0000	[1]	0.0000	[1]	—

Net increase from investment operations	0.0031		0.0030		0.0003		0.0000		0.0002		0.0006

Distributions:[2]
From net investment income	(0.0031)		(0.0029)		(0.0003)		—		(0.0002)		(0.0006)
From realized gain	—		(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		—

Total distributions	(0.0031)		(0.0030)		(0.0003)		(0.0000)		(0.0002)		(0.0006)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]
Based on net asset value	0.31%	[5]	0.30%		0.03%		0.00%		0.02%		0.06%

Ratios to Average Net Assets[6]
Total expenses	0.09%	[7,8]	0.09%	[8]	0.09%	[8]	0.08%	[9]	0.08%	[9]	0.09%	[8]

Total expenses after fees waived and/or reimbursed	0.09%	[7,8]	0.09%	[8]	0.09%	[8]	0.06%	[9]	0.07%	[9]	0.09%	[8]

Net investment income	0.64%	[7,8]	0.29%	[8]	0.03%	[8]	0.00%	[9]	0.01%	[9]	0.06%	[8]

Supplemental Data
Net assets, end of period (000)	$3,958,941		$3,570,576		$2,154,574		$2,385,787		$1,548,187		$1,525,904

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See Notes to Financial Statements.

14	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (concluded)	BlackRock Cash Funds: Treasury

	Trust
	Period January 1, 2014 to November 10, 2014[1]		Year Ended December 31,
			2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	—		0.0001		0.0000	[2]
Net realized gain	0.0000	[2]	0.0000	[2]	—

Net increase from investment operations	0.0000		0.0001		0.0000

Distributions from:[3]
Net investment income	—		(0.0001)		(0.0000)[4]
Net realized gain	(0.0000)[4]		(0.0000)[4]		—

Total distributions	(0.0000)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return[5]
Based on net asset value	0.00%	[6]	0.01%		0.00%

Ratios to Average Net Assets[7]
Total expenses	0.44%	[8,9]	0.44%	[9]	0.45%	[10]

Total expenses after fees waived and/or reimbursed	0.06%	[8,9]	0.09%	[9]	0.15%	[10]

Net investment income	0.00%	[8,9]	0.00%	[9]	0.00%	[10]

Supplemental Data
Net assets, end of period (000)	—	[1]	$25,914		$15,407

[1]	There were no Trust Shares outstanding from November 11, 2014 through December 31, 2014 and during the years ended December 31, 2015, December 31, 2016 and the six months ended June 30, 2017.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	15

Notes to Financial Statements (Unaudited)	BlackRock Funds III

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “Funds” or individually, as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Cash Funds: Institutional	Institutional	Diversified
BlackRock Cash Funds: Treasury	Treasury	Diversified

Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Funds is directly affected by the performance of the Master Portfolios. At June 30, 2017, the percentage of the Master Portfolio owned by the corresponding Fund was 100% for Institutional and 58.2% for Treasury. As such, the financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Treasury offers multiple classes of shares. Institutional, Select, SL Agency, Capital, Premium and Trust Shares are sold without a sales charge and only to certain eligible investors. Effective April 28, 2017, Institutional only offers SL Agency Shares which are only available for certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, and differ principally with respect to administration fees. The Board of Trustees of the Trust and Board of Directors of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Directors.”

Treasury operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Institutional prices and transacts in its shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).

With respect to Institutional, the Board is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from Institutional for up to 10 business days during a 90 day period, in the event that Institutional’s weekly liquid assets fall below certain thresholds.

The Funds, together with certain other registered investment companies are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted for on a trade date basis. The Funds record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that Institutional weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by Institutional for the benefit of Institutional’s remaining shareholders.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

16	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	BlackRock Funds III

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Funds’ proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administration services an annual fee based on the average daily net assets of each Fund as follows:

	Institutional		Treasury
Aon Captives	0.05%	[1]	N/A
Capital	0.07%	[1]	0.07%	[2]
Institutional	0.05%	[1]	0.05%
Premium	0.10%	[1]	0.10%	[2]
Select	0.15%	[1]	0.15%	[2]
SL Agency	0.02%		0.02%
Trust	0.38%	[1]	0.38%	[2]

[1]	Shares were terminated as of April 28, 2017.

[2]	With no shares outstanding as of June 30, 2017.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2017, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional		Treasury
Aon Captives	$709	[1]	N/A
Capital	—	[1]	—	[2]
Institutional	—	[1]	$28,462
Premium	—	[1]	—	[2]
Select	—	[1]	—	[2]
SL Agency	4,536,896		337,982
Trust	—	[1]	—	[2]

Total	$4,537,605		$366,444

[1]	Shares were terminated as of April 28, 2017.

[2]	With no shares outstanding as of June 30, 2017.

As of June 30, 2017, the only investors for the SL Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional and Treasury.

Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Prior to April 28, 2017, Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, Institutional paid BRIL ongoing service and distribution fees with respect to Aon Captives Shares. The fees were accrued daily and paid monthly at an

BLACKROCK FUNDS III	JUNE 30, 2017	17

Notes to Financial Statements (continued)	BlackRock Funds III

annual rate of 0.10% based upon the average daily net assets of the Aon Captives Shares. Shareholders of Capital, Institutional, Premium, Select, SL Agency and Trust Shares of the Funds do not pay any fees for distribution services. The fees paid to BRIL by Institutional are shown as Distribution — Aon Captives in the Statements of Operations.

Waivers: BAL contractually agreed to waive a portion of its administration fees equal to the annual rate of 0.02% of Select Shares average daily net assets through April 30, 2018.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Directors: The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. BAL has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses through April 30, 2018. For the six months ended June 30, 2017, the amounts waived were as follows:

Institutional	$6,155
Treasury	$5,732

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6. Capital Share Transactions:

Effective October 11, 2016, the number of shares sold, reinvested and redeemed for Institutional were transacted at each class’ floating NAV per share calculated to four decimal places.

Transactions in capital shares for each class of Institutional were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Institutional	Shares	Amount	Shares	Amount
Aon Captives[1]
Shares sold	12,458	$12,463	28,765	$28,767
Shares issued in reinvestment of distributions	18	18	776	776
Shares redeemed	(5,571,283)	(5,573,511)	(3,028,971)	(3,028,995)

Net decrease	(5,558,807)	$(5,561,030)	(2,999,430)	$(2,999,452)

18	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (concluded)	BlackRock Funds III

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Institutional (concluded)	Shares	Amount	Shares	Amount
Institutional[1]
Shares sold	—	—	13,560,264,025	$13,560,264,025
Shares issued in reinvestment of distributions	—	—	2,861,501	2,861,519
Shares redeemed	—	—	(15,619,723,805)	(15,619,741,123)

Net decrease	—	—	(2,056,598,279)	$(2,056,615,579)

Select[1]
Shares sold	1	$1	—	—
Shares issued in reinvestment of distributions	—	—	24	$24
Shares redeemed	(763)	(762)	(4,654)	(4,654)

Net decrease	(762)	$(761)	(4,630)	$(4,630)

SL Agency
Shares sold	80,281,557,184	$80,312,971,634	145,231,634,893	$110,741,111,944
Shares issued in reinvestment of distributions	—	—	283,323	283,328
Shares redeemed	(69,088,664,906)	(69,115,935,621)	(144,495,833,489)	(110,005,552,252)

Net increase	11,192,892,278	$11,197,036,013	736,084,727	$735,843,020

Total Net Increase (Decrease)	11,187,332,709	$11,191,474,222	(1,323,517,612)	$(1,323,776,641)

[1]	Shares were terminated as of April 28, 2017.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Treasury.

Transactions in capital shares for each class of Treasury were as follows:

Treasury	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Institutional
Shares sold	899,354,051	651,076,039
Shares issued in reinvestment of distributions	430,020	36,879
Shares redeemed	(549,238,940)	(570,859,361)

Net increase	350,545,131	80,253,557

SL Agency
Shares sold	45,207,202,808	79,242,890,065
Shares issued in reinvestment of distributions	226,000	248,776
Shares redeemed and automatic conversion of shares	(44,819,104,694)	(77,827,290,726)

Net increase	388,324,114	1,415,848,115

Total Net Increase	738,869,245	1,496,101,672

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2017	19

Master Portfolio Information as of June 30, 2017	Master Investment Portfolio

Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	35%
Commercial Paper	28
Time Deposits	24
Repurchase Agreements	10
Municipal Bonds	3
Corporate Notes	—	[1]
Liabilities in Excess of Other Assets	—	[1]

Total	100%

[1]	Represents less than 1%.

Treasury Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	50%
Repurchase Agreements	43
Other Assets Less Liabilities	7

Total	100%

20	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.1%
Citibank NA, New York:
1.30%, 7/05/17	$250,000	$250,005,300
1.47%, 7/05/17 (a)	99,000	99,004,237
Wells Fargo Bank NA (a):
1.58%, 10/16/17	394,000	394,490,723
1.53%, 11/16/17	125,000	125,149,571
1.40%, 5/14/18	250,000	250,124,560

		1,118,774,391
Euro — 1.2%
KBC Bank NV, 1.30%, 8/30/17	165,000	164,970,554
Landsebank Baden-Wurttemberg:
0.01%, 7/20/17	255,000	254,812,289
0.01%, 8/10/17	190,000	189,713,286

		609,496,129
Yankee (b) — 31.2%
Bank of Montreal, Chicago (a):
1.74%, 11/20/17	250,000	250,414,947
1.75%, 11/27/17	100,000	100,171,729
1.66%, 1/11/18	150,000	150,323,456
1.44%, 3/08/18	135,000	135,172,753
1.41%, 7/17/18	250,000	249,990,052
Bank of Nova Scotia, Houston, 1.41%, 7/17/18 (a)	250,000	249,932,647
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
1.50%, 10/16/17	250,000	250,152,635
1.52%, 10/30/17	500,000	500,339,655
1.48%, 12/07/17	250,000	250,125,195
1.50%, 12/20/17	219,250	219,371,423
BNP Paribas SA, New York, 1.42%, 12/01/17	323,000	323,068,689
Canadian Imperial Bank of Commerce, New York (a):
1.59%, 10/13/17	384,500	384,981,102
1.60%, 12/01/17	250,000	250,517,022
1.55%, 2/02/18	150,000	150,311,958
1.37%, 7/16/18	251,500	251,480,147
Cooperatieve Rabobank UA, New York, 1.52%, 10/23/17 (a)	197,000	197,222,882
Credit Industriel et Commercial, New York, 1.30%, 8/04/17	127,000	127,010,043
Credit Suisse AG, New York, 1.30%, 11/01/17 (a)	500,000	500,145,550
Dexia Credit Local SA, New York, 1.44%, 1/12/18 (a)	448,500	448,880,261
Kookmin Bank, New York:
1.69%, 8/08/17 (a)	100,000	100,064,166
1.73%, 8/11/17 (a)	50,000	50,034,302
1.37%, 8/14/17	30,000	30,003,684
1.76%, 8/15/17 (a)	40,000	40,030,144
1.81%, 8/17/17 (a)	40,000	40,032,150
Korea Development Bank, New York:
1.35%, 8/16/17	17,250	17,253,078
1.35%, 8/17/17	21,000	21,003,801
1.50%, 11/01/17	50,000	50,034,233
Landesbank Baden-Wurttemberg, New York:
1.15%, 7/06/17	505,000	504,990,405
Mitsubishi UFJ Trust & Banking Corp., New York:
1.68%, 7/05/17 (a)	248,000	248,017,839
1.53%, 11/08/17	270,000	270,175,681

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
Mizuho Bank Ltd., New York (a):
1.41%, 11/07/17	$300,000	$300,136,389
1.50%, 11/27/17	240,000	240,082,860
1.33%, 12/01/17	100,000	100,035,125
1.34%, 12/01/17	250,000	250,098,470
Norinchukin Bank, New York:
1.76%, 7/20/17 (a)	389,200	389,326,155
1.77%, 7/24/17 (a)	196,000	196,076,023
1.37%, 8/10/17	100,000	100,018,878
1.37%, 8/14/17	115,000	115,023,385
1.50%, 10/27/17	292,500	292,669,922
Oversea Chinese Banking, Corp. Ltd., New York, 1.19%, 7/03/17	550,000	550,004,301
Royal Bank of Canada, New York (a):
1.43%, 3/07/18	100,000	100,120,132
1.37%, 7/16/18	260,000	259,985,406
Skandinaviska Enskilda Banken AB, New York, 1.46%, 7/19/17 (a)	282,000	282,041,702
Standard Chartered Bank, New York (a):
1.74%, 7/10/17	384,700	384,761,144
1.73%, 7/14/17	500,000	500,112,480
1.49%, 10/20/17	200,000	200,063,582
1.52%, 10/20/17	207,000	207,079,871
1.42%, 1/02/18	247,000	246,908,731
Sumitomo Mitsui Banking Corp., New York (a):
1.68%, 7/03/17	248,000	248,009,712
1.69%, 7/06/17	218,000	218,017,303
1.40%, 11/10/17	300,000	300,153,432
1.27%, 11/20/17	218,000	218,125,204
1.41%, 1/22/18	500,000	499,970,795
1.42%, 1/29/18	150,000	149,987,189
Sumitomo Trust & Banking Co. Ltd., New York:
1.17%, 7/03/17	500,000	499,999,820
1.68%, 7/03/17 (a)	195,000	195,007,636
1.69%, 7/06/17 (a)	218,000	218,017,303
1.39%, 10/10/17 (a)	142,000	142,054,315
1.49%, 11/21/17 (a)	143,000	143,081,170
1.41%, 1/19/18 (a)	500,000	499,964,880
Svenska Handelsbanken, New York, 1.43%, 8/01/17 (a)	183,000	183,038,002
Toronto-Dominion Bank, New York:
1.74%, 11/27/17 (a)	195,000	195,359,202
1.40%, 12/08/17	200,000	200,078,190
UBS AG, Stamford (a):
1.49%, 2/23/18	250,000	250,241,687
1.56%, 4/02/18	410,000	410,931,229
1.32%, 6/01/18	552,250	552,616,722
Westpac Banking Corp., New York, 1.62%, 1/09/18 (a)	138,200	138,510,546

		16,338,960,522
Total Certificates of Deposit — 34.5%		18,067,231,042

Commercial Paper
ABN Amro Funding USA LLC (c):
1.38%, 7/03/17	85,250	85,240,445
1.38%, 7/05/17	265,000	264,950,386
1.38%, 7/10/17	40,000	39,984,956

Portfolio Abbreviations

GO	General Obligation Bonds
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	21

Schedule of Investments (continued)	Money Market Master Portfolio

Commercial Paper	Par (000)	Value
Alpine Securitization Ltd., 1.32%, 12/01/17 (a)	$250,000	$250,124,535
American Electric Power Co., Inc., 1.47%, 7/18/17 (c)	46,500	46,466,195
ASB Finance Ltd., London, 1.52%, 11/13/17 (a)(d)	100,000	100,107,321
Australia & New Zealand Banking International Group Ltd., 1.50%, 10/24/17 (a)	50,000	50,050,246
Bank of Nova Scotia, Houston (a):
1.51%, 8/01/17	249,000	249,107,822
1.57%, 11/01/17	180,000	180,199,904
1.74%, 11/22/17	150,000	150,244,125
Barclays Bank PLC, New York (c):
1.41%, 7/03/17	200,000	199,980,116
1.41%, 7/19/17	100,000	99,936,508
Barton Capital Corp. (c):
1.15%, 7/03/17 (d)	26,000	25,997,086
1.17%, 7/05/17	75,000	74,985,959
1.18%, 7/07/17	100,000	99,973,750
Bedford Row Funding Corp. (a):
1.48%, 7/24/17	50,000	50,009,932
1.43%, 6/11/18	60,000	60,000,363
1.43%, 6/14/18	175,000	174,995,760
1.44%, 6/21/18	100,000	99,992,689
1.44%, 6/22/18	35,000	34,997,568
Bell Canada (c):
1.40%, 7/14/17	71,500	71,460,822
1.44%, 8/03/17 (d)	25,000	24,966,165
Bennington Sark Cap Co. (c):
1.23%, 7/05/17	300,000	299,950,500
1.23%, 7/06/17	300,000	299,940,549
1.20%, 7/07/17	169,000	168,960,895
BNZ International Funding Ltd. (a):
1.32%, 10/12/17	150,000	150,054,223
1.44%, 6/26/18	100,000	100,019,527
Caisse d’Amortissement de la Dette Sociale (c):
1.36%, 10/02/17	340,744	339,616,724
1.37%, 10/03/17	50,000	49,836,217
Canadian Imperial Bank of Commerce, New York, 1.74%, 1/19/18 (a)	100,000	100,227,097
Collateralized Commercial Paper II Co., 1.51%, 1/18/18 (a)	300,000	300,223,854
Commonwealth Bank of Australia (a):
1.56%, 10/13/17	121,700	121,837,694
1.53%, 10/16/17	200,000	200,214,822
1.52%, 10/23/17 (d)	150,000	150,152,560
1.62%, 1/09/18	200,000	200,467,778
Crown Point Capital Co. LLC, 1.51%, 10/10/17 (c)	120,000	119,554,260
DBS Bank Ltd., 1.18%, 7/06/17 (c)(d)	123,850	123,826,283
Dominion Resources, Inc., 1.44%, 8/01/17 (c)	25,000	24,966,867
Duke Energy Corp. (c):
1.36%, 7/05/17	94,000	93,981,566
1.43%, 7/20/17	100,000	99,919,056
DZ Bank Deutsche Genossenschaf, New York, 1.06%, 7/03/17 (c)	500,000	499,953,540
Enterprise Products Operating LLC (c):
1.30%, 7/03/17	50,000	49,994,146
1.38%, 7/05/17	181,000	180,964,504
Federation Des Caisses, 1.17%, 7/06/17 (c)	504,000	503,903,484
Hewlett Packard Enterprise Co., 1.49%, 7/27/17 (c)	150,000	149,874,225
HSBC Bank PLC (a):
1.55%, 10/20/17	185,000	185,216,628
1.48%, 2/09/18	48,150	48,223,012
1.54%, 3/20/18 (d)	195,000	195,296,170
1.40%, 4/12/18	100,000	100,107,038
1.41%, 4/13/18	100,000	100,106,324

Commercial Paper	Par (000)	Value
Hyundai Capital America, 1.40%, 7/06/17 (c)	$100,000	$99,976,400
JPMorgan Securities LLC, 1.55%, 10/23/17 (a)	200,000	200,232,992
LMA Americas LLC, 1.18%, 7/06/17 (c)	85,600	85,583,037
Macquarie Bank Ltd. (c):
1.41%, 10/02/17	150,000	149,477,517
1.41%, 10/03/17	212,000	211,253,141
1.41%, 10/04/17	145,000	144,483,413
Matchpoint Finance PLC, 1.19%, 7/03/17 (c)	245,000	244,974,172
Mont Blanc Capital Corp., 1.19%, 7/06/17 (c)(d)	73,517	73,502,431
N.V. Bank Nederlandse Gemeenten, 1.16%, 7/07/17 (c)	500,000	499,884,305
National Australia Bank Ltd., 1.53%, 10/17/17 (a)	200,000	200,212,282
Nationwide Building Society (c):
1.31%, 9/21/17	100,000	99,671,919
1.31%, 9/22/17	250,000	249,169,332
Nederlandse Waterschapsbank NV, 1.19%, 7/05/17 (c)	500,000	499,922,360
Old Line Funding LLC, 1.45%, 6/21/18 (a)	146,000	145,990,904
Ridgefield Funding Co. LLC (c):
1.23%, 7/05/17	81,000	80,986,635
1.23%, 7/06/17	200,000	199,960,366
1.43%, 7/07/17	200,000	199,953,722
1.41%, 8/02/17	182,740	182,531,951
1.41%, 8/03/17 (d)	175,000	174,794,560
1.49%, 10/03/17 (d)	85,000	84,708,627
1.49%, 10/06/17	70,000	69,751,515
Sheffield Receivable Corp. (c):
1.31%, 8/04/17	170,000	169,794,560
1.32%, 9/01/17	150,000	149,668,462
Societe Generale SA, 1.09%, 7/03/17 (c)	500,000	499,950,835
Standard Chartered Bank, New York, 1.40%, 7/25/17 (c)	132,250	132,140,067
Starbird Funding Corp. (c):
1.43%, 9/21/17	51,540	51,378,037
1.51%, 10/02/17	83,875	83,573,427
1.49%, 12/27/17	100,000	99,235,000
Suncorp Group Ltd., 1.35%, 8/10/17 (c)	85,000	84,873,475
Thunder Bay Funding LLC, 1.45%, 6/20/18 (a)	146,000	145,991,262
Toyota Credit Canada, Inc. (c):
1.41%, 11/28/17	45,000	44,765,006
1.41%, 11/30/17	10,000	9,946,620
Toyota Motor Credit Corp. (a):
1.44%, 7/11/17	160,000	160,013,270
1.44%, 7/12/17	300,000	300,026,946
1.41%, 3/13/18	73,000	72,993,183
1.41%, 3/14/18	231,000	230,975,068
Transcanada American Investments Ltd., 1.50%, 7/17/17 (c)	86,000	85,940,992
United Overseas Bank Ltd., 1.17%, 7/11/17 (c)	200,000	199,929,416
VW Credit, Inc. (c):
1.45%, 7/27/17	50,000	49,944,538
1.49%, 8/08/17	170,000	169,724,486
Westpac Banking Corp., New York (a):
1.51%, 10/20/17	150,000	150,150,745
1.71%, 11/21/17	200,000	200,322,466
1.61%, 1/08/18	120,000	120,268,470
1.52%, 2/01/18	259,000	259,562,380
Total Commercial Paper — 28.1%		14,759,352,488

Corporate Notes — 0.3%
Toyota Motor Credit Corp., 1.47%, 12/05/17 (a)	155,000	155,131,014

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	Money Market Master Portfolio

Municipal Bonds (e)	Par (000)	Value
Chicago Board of Education, Special Tax Bonds, VRDN, 1.16%, 7/07/17(d)	$88,000	$88,000,000
Idaho Housing & Finance Association, 1.23%, 7/07/17	47,680	47,680,000
Jets Stadium Development LLC (d):
1.25%, 7/07/17	68,200	68,200,000
VRDN, Series A-4B, 1.25%, 7/07/17	2,500	2,500,000
Jets Stadium Finance Secured, 1.25%, 7/07/17(d)	122,695	122,695,000
Maine State Housing Authority, Refunding RB, Series D, VRDN, 1.20%, 7/07/17	42,550	42,550,000
New York State Housing Finance Agency, RB, VRDN, 1.25%, 7/07/17	79,000	79,000,000
RBC Municipal Products Inc. Trust, GO, VRDN, 1.25%, 7/07/17(d)	64,995	64,995,000
RBC Municipal Products Inc. Trust, RB, VRDN, 1.22%, 7/07/17(d)	122,000	122,000,000
RBC Municipal Products Inc. Trust, Refunding RB, VRDN (d):
1.22%, 7/07/17	66,735	66,735,000
1.22%, 7/07/17	34,000	34,000,000
1.22%, 7/07/17	100,000	100,000,000
1.22%, 7/07/17	124,945	124,945,000
Rib Floater Trust Various States, RB (d):
Series 19-W, 1.58%, 8/04/17	193,235	193,235,000
VRDN, 1.58%, 8/04/17	410,230	410,230,000
Wheaton College Illinois, RB, Series A, Taxable Multi-Modal Revenue Bonds, 1.20%, 7/07/17	6,750	6,750,000
Total Municipal Bonds — 3.0%		1,573,515,000

Time Deposits
Australia & New Zealand Banking International Group Ltd., 1.06%, 7/03/17	500,000	500,000,000
Bank of Nova Scotia, 1.06%, 7/03/17	1,300,000	1,300,000,000
BNP Paribas SA, New York, 1.16%, 7/05/17	600,000	600,000,000

Time Deposits	Par (000)	Value
Credit Agricole CIB, New York:
1.06%, 7/03/17	$653,000	$653,000,000
1.23%, 7/06/17	500,000	500,000,000
Den Norske Bank, New York, 1.05%, 7/03/17	550,000	550,000,000
DZ Bank Deutsche Genossenschaf, New York, 1.06%, 7/03/17	580,000	580,000,000
ING Bank NV, 1.22%, 7/03/17	242,000	242,000,000
National Bank of Canada, 1.06%, 7/03/17	100,000	100,000,000
Natixis, SA, 1.06%, 7/03/17	1,120,000	1,120,000,000
Nordea Bank Finland PLC, 1.06%, 7/03/17	1,650,000	1,650,000,000
Skandinaviska Enskilda Banken AB, 1.06%, 7/03/17	375,000	375,000,000
Standard Chartered Bank, New York, 1.14%, 7/05/17	500,000	500,000,000
Svenska Handelsbanken, New York, 1.06%, 7/03/17	1,850,000	1,850,000,000
Swedbank AB, New York:
1.05%, 7/03/17	800,000	800,000,000
1.13%, 7/05/17	1,000,000	1,000,000,000
Total Time Deposits — 23.5%		12,320,000,000

Total Repurchase Agreements — 10.4%		5,440,750,000
Total Investments (Cost — $52,302,764,702*) — 99.8%		52,315,979,544
Other Assets Less Liabilities — 0.2%		124,987,717

Net Assets — 100.0%		$52,440,967,261

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
BNP Paribas Securities Corp.	1.26%[1]	6/30/17	7/03/17	$245,000	$245,000	$245,025,725	U.S. Government Sponsored Agency Obligation and Corporate Debt Obligations, 0.00% to 7.33%, due 12/20/17 to 5/15/87	$265,029,463	$260,554,019
.	1.66%[1]	6/30/17	10/03/17	100,000	100,000	100,438,056	Corporate Debt Obligations, 2.22% to 12.00%, due 11/06/17 to 12/31/99	122,564,669	118,423,184
Total BNP Paribas Securities Corp.					$345,000				$378,977,203

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	23

Schedule of Investments (continued)	Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Citigroup Global Markets, Inc.	1.08%[2]	6/30/17	7/03/17	$60,000	$60,000	$60,005,400	U.S. Treasury Obligations, 0.00% to 6.25%, due 8/31/19 to 5/15/30	$47,745,818	$61,200,022
	1.21%[1]	6/30/17	7/03/17	100,000	100,000	100,010,083	U.S. Treasury Obligations, 0.25% to 2.50%, due 5/15/24 to 1/15/25	99,521,000	102,000,044
	1.80%[1]	6/30/17	10/03/17	220,000	220,000	221,045,000	Corporate Debt Obligations, 0.00% to 6.20%, due 10/17/22 to 10/28/64	632,089,277	235,400,000
Total Citigroup Global Markets, Inc.					$380,000				$398,600,066
Credit Agricole Corp.	1.06%[2]	6/30/17	7/03/17	5,000	5,000	5,000,442	U.S. Treasury Obligations, 0.38% to 2.25%, due 1/31/19 to 11/15/24	4,981,411	5,099,999
Credit Suisse Securities (USA) LLC	1.41%[1]	6/30/17	7/03/17	143,000	143,000	143,016,803	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.00% to 10.11%, due 4/25/20 to 1/15/59	1,199,843,538	171,600,084
	1.67%[1]	6/30/17	8/04/17	325,000	325,000	325,527,674	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.00% to 10.00%, due 12/20/17 to 5/10/63	2,602,316,390	390,002,065
	1.67%[1]	6/30/17	8/04/17	100,000	100,000	100,162,361	Corporate Debt Obligations, 0.00% to 9.50%, due 3/16/18 to 12/31/49	128,210,000	115,008,193
Total Credit Suisse Securities (USA) LLC					$568,000				$676,610,342
Federal Reserve Bank of New York	1.00%	6/30/17	7/03/17	300,000	300,000	300,025,000	U.S. Treasury Obligation, 4.38%, due 5/15/41	232,149,500	300,025,081
HSBC Securities (USA), Inc.	1.36%[1]	6/30/17	7/03/17	420,000	420,000	420,047,600	Corporate Debt Obligations, 3.45% to 9.50%, due 3/16/18 to 3/01/27	425,345,000	441,003,897
	1.28%[1]	6/30/17	7/03/17	105,000	105,000	105,011,200	Corporate Debt Obligations, 2.60% to 8.13%, due 7/03/17 to 9/15/36	103,633,000	108,153,307
	1.66%[1]	6/30/17	7/31/17	150,000	150,000	150,214,417	Corporate Debt Obligations, 3.38% to 8.00%, due 12/01/18 to 2/15/35	149,982,000	157,502,848
	1.28%	6/30/17	7/03/17	300,000	300,000	300,032,000	Corporate Debt Obligations, 0.00% to 8.38%, due 3/12/18 to 11/21/36	294,094,000	309,003,981
	1.41%[1]	6/30/17	7/31/17	200,000	200,000	200,242,833	Corporate Debt Obligations, 2.05% to 9.50%, due 2/11/18 to 6/20/36	193,111,000	206,001,159
Total HSBC Securities (USA), Inc.					$1,175,000				$1,221,665,192
J.P. Morgan Securities LLC	1.28%[1]	6/30/17	7/03/17	65,000	65,000	65,006,933	U.S. Government Sponsored Agency Obligation and Corporate Debt Obligations, 0.10% to 3.75%, due 5/25/25 to 11/25/60	4,839,807,938	69,550,009
	1.34%[1]	6/30/17	7/03/17	25,000	25,000	25,002,792	Corporate Debt Obligations, 0.12% to 1.14%, due 5/25/45 to 7/25/56	2,854,494,000	26,750,042
	1.51%[1]	6/30/17	7/03/17	90,000	90,000	90,011,325	Corporate Debt Obligations, 0.00% to 13.50%, due 9/15/17 to 3/01/97	214,140,922	106,599,146
	1.48%	5/15/17	8/15/17	125,000	125,000	125,472,778	Corporate Debt Obligations, 0.00% to 7.91%, due 7/15/19 to 1/25/37	250,549,597	143,751,919
	1.60%[1]	6/30/17	9/29/17	175,000	175,000	175,707,778	Corporate Debt Obligations, 1.29% to 6.67%, due 9/15/19 to 6/12/50	569,539,623	216,200,373
	1.68%[1]	6/30/17	9/29/17	345,000	345,000	346,465,100	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.06% to 8.31%, due 7/15/19 to 7/25/56	4,321,387,171	414,252,332
	1.80%[1]	6/30/17	9/29/17	205,000	205,000	205,932,750	Corporate Debt Obligations, 0.00% to 12.66%, due 8/15/21 to 2/15/51	659,877,539	237,199,831
Total J.P. Morgan Securities LLC					$1,030,000				$1,214,303,652

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (concluded)	Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.76%[1]	6/30/17	8/14/17	$282,000	$282,000	$282,620,400	Corporate Debt Obligations, 0.00% to 1.67%, due 10/02/39 to 4/25/57	$383,019,930	$352,500,000
Mizuho Security USA, Inc.	1.36%[1]	6/30/17	7/03/17	75,000	75,000	75,008,500	U.S. Government Sponsored Agency Obligations, 4.00% to 4.50%, due 7/01/46 to 6/01/47	73,125,148	77,006,199
	2.25%[1]	6/30/17	8/04/17	44,750	44,750	44,847,891	U.S. Government Sponsored Agency Obligations, 4.00% to 4.50%, due 12/15/46 to 7/01/47	42,935,504	45,867,542
Total Mizuho Security USA, Inc.					$119,750				$122,873,741
RBC Capital Markets LLC	1.24%[1]	6/30/17	7/03/17	680,000	680,000	680,070,267	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.00% to 13.64%, due 7/14/17 to 8/15/76	4,682,686,911	720,489,237
Wells Fargo Securities LLC	1.31%[1]	6/30/17	7/03/17	556,000	556,000	556,060,697	U.S. Government Sponsored Agency Obligation and Corporate Debt Obligations, 0.00% to 7.10%, due 11/06/17 to 1/16/60	3,731,063,392	594,920,000
Total					$5,440,750				$5,986,064,513
[1] Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
[2] Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$52,315,979,544	—	$52,315,979,544
[1] See above Schedule of Investments for values in each security type.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	25

Schedule of Investments June 30, 2017 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.63%, 7/13/17	$108,535	$108,512,593
0.84%, 7/20/17	593,680	593,424,157
0.63%, 8/10/17	100,000	99,931,111
0.68%, 8/24/17	80,000	79,919,600
0.85%, 9/07/17	55,775	55,687,030
0.92%, 9/28/17	96,386	96,170,350
0.97%, 10/12/17	81,570	81,348,288
0.96%, 10/19/17	58,000	57,832,525
0.97%, 10/26/17	102,000	101,683,418
0.99%, 11/02/17	135,000	134,546,625
1.03%, 11/09/17	40,000	39,852,261
1.03%, 11/16/17	7,715	7,685,056
1.09%, 12/07/17	57,245	56,974,470
1.12%, 12/14/17	197,985	196,980,499
1.14%, 12/21/17	400,000	397,847,112
1.15%, 12/28/17	30,000	29,831,250
U.S. Treasury Notes:
0.88%, 7/15/17	105,255	105,260,165
0.50%, 7/31/17	65,955	65,953,302
0.88% - 4.75%, 8/15/17	13,635	13,694,330
0.63%, 8/31/17	25,520	25,519,025
1.00%, 9/15/17	130,000	130,050,976

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.17%, 10/31/17 (b)	$59,036	$59,047,567
0.88% - 4.25%, 11/15/17	205,415	205,379,360
0.88%, 1/31/18	49,900	49,855,409
1.27%, 1/31/18 (b)	158,320	158,354,555
3.50%, 2/15/18	50,355	51,139,582
0.75%, 2/28/18	27,365	27,336,113
1.00%, 3/15/18	65,000	65,034,077
2.88%, 3/31/18	50,000	50,659,198
1.19%, 4/30/18 (b)	259,030	259,100,628
1.17%, 7/31/18 (b)	52,020	52,017,897
1.17%, 10/31/18 (b)	143,455	143,449,373
1.14%, 1/31/19 (b)	56,535	56,575,864
1.07%, 4/30/19 (b)	117,720	117,712,521
Total U.S. Treasury Obligations — 50.0%		3,774,366,287

Total Repurchase Agreements — 42.5%		3,213,493,000
Total Investments (Cost — $6,987,859,287*) — 92.5%		6,987,859,287
Other Assets Less Liabilities — 7.5%		562,606,559

Net Assets — 100.0%		$7,550,465,846

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Bank of Montreal	1.06%	6/30/17	7/03/17	$113,993	$113,993	$114,003,069	U.S. Treasury Obligations, 0.63% to 3.00%, due 1/31/19 to 11/15/44	$113,989,700	$116,272,930
Bank of Nova Scotia	1.10%	6/30/17	7/03/17	390,000	390,000	390,035,750	U.S. Treasury Obligations, 0.13% to 3.38%, due 4/30/18 to 8/15/45	390,962,700	397,836,525
BNP Paribas Securities Corp.	1.01%	6/30/17	7/03/17	250,000	250,000	250,021,042	U.S. Treasury Obligation, 2.13%, due 12/31/22	252,532,800	255,000,045
	1.10%	6/30/17	7/03/17	105,000	105,000	105,009,625	U.S. Treasury Obligations, 0.00% to 3.50%, due 8/31/17 to 2/15/45	116,676,122	107,100,002
Total BNP Paribas Securities Corp					$355,000				$362,100,047
Citigroup Global Markets, Inc.	1.08%[1]	6/30/17	7/03/17	215,000	215,000	215,019,350	U.S. Treasury Obligations, 1.00% to 6.25%, due 8/31/19 to 5/15/30	171,089,182	219,300,077
Credit Agricole Corp.	1.06%[1]	6/30/17	7/03/17	595,000	595,000	595,052,558	U.S. Treasury Obligations, 0.38% to 2.25%, due 1/31/19 to 11/15/24	592,788,089	606,900,068
HSBC Securities (USA), Inc.	1.07%	6/30/17	7/03/17	90,000	90,000	90,008,025	U.S. Treasury Obligations, 2.00% to 2.50%, due 2/28/21 to 5/15/46	92,723,800	91,801,529
	1.07%[2]	6/30/17	7/03/17	200,000	200,000	200,017,833	U.S. Treasury Obligations, 1.63% to 2.50%, due 11/15/22 to 5/15/46	215,765,409	204,002,762
	1.04%	6/28/17	7/05/17	66,500	66,500	66,513,448	U.S. Treasury Obligation, 2.00%, due 2/28/21	66,580,000	67,830,396
Total HSBC Securities (USA), Inc.					$356,500				$363,634,687
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.08%	6/30/17	7/03/17	10,000	10,000	10,000,900	U.S. Treasury Obligation, 2.13%, due 8/15/21	9,968,400	10,200,013
Mitsubishi UFJ Securities USA, Inc.	1.05%	6/30/17	7/03/17	250,000	250,000	250,021,875	U.S. Treasury Obligations, 0.00% to 8.88%, due 9/30/17 to 5/15/45	285,332,600	255,000,021

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Morgan Stanley & Co. LLC	1.00%	6/30/17	7/03/17	$15,000	$15,000	$15,001,250	U.S. Treasury Obligations, 2.38% to 8.88%, due 8/15/17 to 2/15/37	$11,992,900	$15,300,002
Natixis North America LLC	1.08%[2]	6/30/17	7/03/17	100,000	100,000	100,009,000	U.S. Treasury Obligations, 1.38% to 8.13%, due 6/30/18 to 8/15/45	97,745,500	102,000,004
RBC Capital Markets LLC	1.06%	6/30/17	7/03/17	13,000	13,000	13,001,148	U.S. Treasury Obligations, 0.00% to 4.63%, due 4/15/20 to 2/15/44	10,935,600	13,260,005
TD Securities (USA) LLC	1.13%	6/30/17	7/03/17	800,000	800,000	800,075,333	U.S. Treasury Obligations, 0.00% to 4.38%, due 7/20/17 to 5/15/46	758,665,200	816,000,002
Total					$3,213,493				$3,277,804,381

[1]	Traded in a joint account.

[2]	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$6,987,859,287	—	$6,987,859,287
[1] See above Schedule of Investments for values in each security type.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	27

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)	Money Market Master Portfolio	Treasury Money Market Master Portfolio

Assets
Investments at value — unaffiliated[1]	$46,875,229,544	$3,774,366,287
Repurchase agreements, at value — unaffiliated[2]	5,440,750,000	3,213,493,000
Cash	138,726,084	1,526,916
Receivables:
Interest — unaffiliated	36,938,128	4,609,330
Investments sold	—	558,595,139

Total assets	52,491,643,756	7,552,590,672

Liabilities
Payables:
Investments purchased	47,680,000	—
Investment advisory fees	2,852,227	419,029
Withdrawals to investors	—	1,685,813
Trustees’ fees	77,096	10,847
Professional fees	67,172	9,137

Total liabilities	50,676,495	2,124,826

Net Assets	$52,440,967,261	$7,550,465,846

Net Assets Consist of
Investors’ capital	$52,427,752,419	$7,550,465,846
Net unrealized appreciation	13,214,842	—

Net Assets	$52,440,967,261	$7,550,465,846

[1] Investments at cost — unaffiliated	$46,862,014,702	$3,774,366,287
[2] Repurchase agreements at cost — unaffiliated	$5,440,750,000	$3,213,493,000

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Operations

Six Months Ended June 30, 2017 (Unaudited)	Money Market Master Portfolio	Treasury Money Market Master Portfolio

Investment Income
Interest — unaffiliated	$268,511,452	$22,713,669

Expenses
Investment advisory	22,695,722	3,109,804
Independent Trustees	179,815	27,796
Professional	78,158	12,051

Total expenses	22,953,695	3,149,651
Less fees waived by the Manager	(7,066,690)	(972,788)

Total expenses after fees waived	15,887,005	2,176,863

Net investment income	252,624,447	20,536,806

Realized and Unrealized Gain
Net realized gain from investments — unaffiliated	320,927	118,764
Net change in unrealized appreciation (depreciation) on investments — unaffiliated	3,110,687	—

Net realized and unrealized gain	3,431,614	118,764

Net Increase in Net Assets Resulting from Operations	$256,056,061	$20,655,570

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	29

Statements of Changes in Net Assets

	Money Market Master Portfolio		Treasury Money Market Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$252,624,447	$243,514,132	$20,536,806	$16,164,773
Net realized gain	320,927	3,820,611	118,764	727,811
Net change in unrealized appreciation (depreciation)	3,110,687	10,104,155	—	—

Net increase in net assets resulting from operations	256,056,061	257,438,898	20,655,570	16,892,584

Capital Transactions
Proceeds from contributions	80,312,984,098	158,911,217,460	48,609,982,944	83,703,130,631
Value of withdrawals	(69,351,996,889)	(161,233,886,359)	(47,147,238,044)	(81,103,139,118)

Net increase (decrease) in net assets derived from capital transactions	10,960,987,209	(2,322,668,899)	1,462,744,900	2,599,991,513

Net Assets
Total increase (decrease) in net assets	11,217,043,270	(2,065,230,001)	1,483,400,470	2,616,884,097
Beginning of period	41,223,923,991	43,289,153,992	6,067,065,376	3,450,181,279

End of period	$52,440,967,261	$41,223,923,991	$7,550,465,846	$6,067,065,376

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights

	Money Market Master Portfolio
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Total Return
Total return	0.56%	[1]	0.63%	0.21%	0.16%	0.20%	0.27%

Ratios to Average Net Assets
Total expenses	0.10%	[2]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	[2]	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	1.11%	[2]	0.60%	0.21%	0.16%	0.19%	0.27%

Supplemental Data
Net assets, end of period (000)	$52,440,967		$41,223,924	$43,289,154	$40,846,687	$41,524,435	$35,289,099

	Treasury Money Market Master Portfolio
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Total Return
Total return	0.32%	[1]	0.32%	0.03%	0.00%	0.02%	0.06%

Ratios to Average Net Assets
Total expenses	0.10%	[2]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	[2]	0.07%	0.07%	0.06%	0.06%	0.07%

Net investment income	0.66%	[2]	0.31%	0.04%	0.00%	0.02%	0.08%

Supplemental Data
Net assets, end of period (000)	$7,550,466		$6,067,065	$3,450,181	$3,857,554	$2,738,199	$2,613,824

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	31

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”), are each a series of MIP. The Master Portfolios are classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP.

Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

BlackRock Cash Funds: Institutional, the sole feeder fund into Money Market Master Portfolio, prices and transacts its shares at a NAV per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).

With respect to Money Market Master Portfolio, the Board is permitted to impose a liquidity fee of up to 2% on the value of interests redeemed or temporarily restrict redemptions from Money Market Master Portfolio for up to 10 business days during a 90 day period, in the event that Money Market Master Portfolio’s weekly liquid assets fall below certain thresholds.

The Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolios.

Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolios had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolios no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies (Money Market Master Portfolio): The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of 5:00 p.m. (Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

32	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	Master Investment Portfolio

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Investment Valuation Policies (Treasury Money Market Master Portfolio): U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, a Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Master Portfolio, respectively. A Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a

BLACKROCK FUNDS III	JUNE 30, 2017	33

Notes to Financial Statements (continued)	Master Investment Portfolio

bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects a Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory/Administration: MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.

For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of each Master Portfolio’s net assets.

MIP, on behalf of the Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios.

BAL is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.

Waivers/Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of each Master Portfolio’s net assets through April 30, 2018. The Manager has also voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees to enable the feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income. The Manager may discontinue the voluntary waiver at any time. For the six months ended June 30, 2017, the amounts waived are included in fees waived by the Manager in the Statements of Operations are as follows:

Money Market Master Portfolio	$6,808,717
Treasury Money Market Master Portfolio	$932,941

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Master Portfolio’s investment policies and restrictions. Each Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33  1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the Master Portfolios did not participate in the Interfund Lending Program.

Officers and Trustees: The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BAL has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the administration fees paid by the Master Portfolios in an amount equal to these independent expenses through April 30, 2018. For the six months ended June 30, 2017, the amounts waived were as follows:

Money Market Master Portfolio	$257,973
Treasury Money Market Master Portfolio	$39,847

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

34	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (concluded)	Master Investment Portfolio

Other Transactions: The Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases
Money Market Master Portfolio	$202,124,635

6. Income Tax Information:

Treasury Money Market Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Treasury Money Market Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Treasury Money Market Master Portfolio as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

7. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Master Portfolio’s ability to buy or sell bonds. As a result, a Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2017	35

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. Each of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds

36	BLACKROCK FUNDS III	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (continued)

as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; and (g) sales and redemption data regarding each Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2018. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the pertinent Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Master Portfolio and Portfolio. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK FUNDS III	JUNE 30, 2017	37

Disclosure of Investment Advisory Agreement (continued)

results correspond directly to the investment results of the corresponding Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, each of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury ranked in the first quartile against its Broadridge Performance Universe. The Board reviewed the performance within the context of the low yield environment that has existed over the past several years.

The quartile standing of each Portfolio in its Broadridge peer group takes into account the Portfolio’s current yield only. BlackRock has reviewed with the Board that a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Master Portfolio’s current yield performance, it also examines the liquidity, duration, and credit quality of the Master Portfolio’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding Portfolio’s Broadridge category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of other funds in the corresponding Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios to the relevant Master Portfolio or Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF,

38	BLACKROCK FUNDS III	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (concluded)

closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust and institutional separate account product channels, as applicable.

The Board noted that Money Market Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio each ranked in the first quartile, relative to the corresponding Portfolio’s Expense Peers.

The Board noted that Treasury Money Market Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked in the third and second quartiles, respectively, relative to the corresponding Portfolio’s Expense Peers.

The Board reviewed each Master Portfolio’s/Portfolio’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that BlackRock has contractually agreed to waive a portion of the advisory fees for each Master Portfolio. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm. The Board additionally noted that, to enable each Master Portfolio/Portfolio to maintain minimum levels of daily net investment income, BlackRock and each Master Portfolio’s/Portfolio’s administrator have voluntarily agreed to waive a portion of its fees and/or reimburse the Master Portfolio’s/Portfolio’s operating expenses as necessary. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS III	JUNE 30, 2017	39

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust/MIP 400 Howard Street San Fransisco, CA 94105

Administrator BlackRock Advisors LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Legal Counsel Sidley Austin LLP New York, NY 10019	Transfer Agent State Street Bank and Trust Company North Quincy, MA 20171

40	BLACKROCK FUNDS III	JUNE 30, 2017

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.

Availability of Quarterly Schedule of Investments

The Funds/Master Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. Each Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master Portfolios voted proxies relating to securities held in the Funds’/Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com, or by calling (800) 626-1960; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	JUNE 30, 2017	41

Additional Information (concluded)

Important Fund Information

The following applies to BlackRock Cash Funds: Institutional and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

The following applies to BlackRock Cash Funds: Treasury and its corresponding Master Portfolio: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

42	BLACKROCK FUNDS III	JUNE 30, 2017

MMF3-6/17-SAR

JUNE 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock CoreAlpha Bond Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. For its part, the European Central Bank also began to signal its intent to wind down asset purchases and begin the long move toward policy normalization, contingent upon further improvement in economic growth.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the outlook for economic growth have kept markets relatively tranquil.

In the fifth edition of our Global Investor Pulse Survey, we heard from 28,000 individuals across 18 countries, including more than 4,000 respondents from the United States. While retirement remains the single most important issue for American investors, only a third of respondents feel confident that they will have enough retirement income, and nearly 40% of respondents have yet to begin saving for retirement. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.34%	17.90%
U.S. small cap equities (Russell 2000® Index)	4.99	24.60
International equities (MSCI Europe, Australasia, Far East Index)	13.81	20.27
Emerging market equities (MSCI Emerging Markets Index)	18.43	23.75
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.31	0.49
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.08	(5.58)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.27	(0.31)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.26	(0.28)
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.92	12.69
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	3

Fund Summary as of June 30, 2017

Investment Objective

BlackRock CoreAlpha Bond Fund’s (the “Fund”) investment objective is to seek to provide a combination of income and capital growth.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2017, the Fund’s Institutional and Class K Shares outperformed the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”), while its Investor A Shares performed in line and Investor C Shares underperformed.

•	The Fund invests all of its assets in the CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

What factors influenced performance?

•

During the period, asset allocation was a positive contributor as the Master Portfolio was long in high yield corporate bonds and other credit-based assets, which continued to benefit from spread tightening for much of the first half of the year. Security selection within corporate credit was also positive, due to an overweight in consumer cyclicals, particularly the automotive and consumer service sub-sectors.

•

Conversely, strategic positioning with respect to U.S. interest rates and inflation was the largest detractor from performance, as the Master Portfolio’s inflation strategies came under pressure in the second quarter when commodities sold off. Mortgage strategies also had a negative impact on relative performance due to selection within 30-year mortgage-backed securities (“MBS”) and a focus on higher coupon pools. Finally, global interest rate strategies also detracted, primarily due to the Master

Portfolio’s short U.K. rates position in February, which was driven by relative value signals.

•	The Master Portfolio held derivatives in the form of futures contracts as part of its investment strategy. The use of futures had a negative impact on performance during the period.

Describe recent portfolio activity.

•

During the six-month period, the Master Portfolio increased its industrials underweight. The Master Portfolio also continued to increase its overweights and cover its underweights in certain energy sub-sectors, particularly refining and integrated energy. The Master Portfolio also increased its overweights to the pharmaceuticals and banking sectors.

Describe portfolio positioning at period end.

•

At period end, the Master Portfolio remained overweight relative to the Index in non-government spread sectors and underweight in U.S. Treasury securities. Within spread sectors, the Master Portfolio was overweight in investment grade corporate credit, agency MBS and asset-backed securities, and underweight in select non-corporate sectors including emerging markets. The Master Portfolio also held a non-benchmark allocation to high yield debt. Within investment grade corporate bonds, the portfolio was overweight in consumer sectors, banking names and select issues within technology.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. issuers; municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Master Portfolio may invest in bonds of any maturity or duration.

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended June 30, 2017

				Average Annual Total Returns[4]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.20%	2.18%	2.46%	(0.18)%	N/A	2.30%	N/A	4.80%	N/A
Investor A	1.77	1.75	2.29	(0.52)	(4.50)%	1.96	1.13%	4.45	4.03%
Investor C	1.11	1.08	1.81	(1.27)	(2.23)	1.19	1.19	3.67	3.67
Class K	2.25	2.23	2.39	(0.13)	N/A	2.39	N/A	4.86	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	2.27	(0.31)	N/A	2.21	N/A	4.48	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[5]	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,024.60	$1.76	$1,000.00	$1,023.06	$1.76	0.35%
Investor A	$1,000.00	$1,022.90	$3.46	$1,000.00	$1,021.37	$3.46	0.69%
Investor C	$1,000.00	$1,018.10	$7.21	$1,000.00	$1,017.65	$7.20	1.44%
Class K	$1,000.00	$1,023.90	$1.51	$1,000.00	$1,023.31	$1.51	0.30%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses are calculated.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	5

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Prior to February 28, 2011 for Institutional Shares, April 30, 2012 for Investor A and Investor C Shares and March 28, 2016 for Class K Shares, the performance of the classes is based on the returns of the Master Portfolio adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2017 and held through June 30, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	7

Statement of Assets and Liabilities	BlackRock CoreAlpha Bond Fund

June 30, 2017 (Unaudited)

Assets
Investments at value — Master Portfolio (cost — $385,511,115)	$383,829,213
Capital shares sold receivable	1,494,055

Total assets	385,323,268

Liabilities
Payables:
Contributions to the Master Portfolio	1,446,920
Capital shares redeemed	47,135
Income dividends	39,421
Administration fees	29,964
Professional fees	6,707
Service and distribution fees	577

Total liabilities	1,570,724

Net Assets	$383,752,544

Net Assets Consist of
Paid-in capital	$387,016,052
Distributions in excess of net investment income	(182,083)
Accumulated net realized loss allocated from the Master Portfolio	(1,399,523)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	(1,681,902)

Net Assets	$383,752,544

Net Asset Value
Institutional — Based on net assets of $381,525,188 and 36,945,096 shares outstanding, unlimited shares authorized, no par value	$10.33

Investor A — Based on net assets of $1,767,292 and 171,152 shares outstanding, unlimited shares authorized, no par value	$10.33

Investor C — Based on net assets of $263,466 and 25,498 shares outstanding, unlimited shares authorized, no par value	$10.33

Class K — Based on net assets of $196,598 and 19,029 shares outstanding, unlimited shares authorized, no par value	$10.33

See Notes to Financial Statements.

8	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Statement of Operations	BlackRock CoreAlpha Bond Fund

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio :
Interest — unaffiliated	$4,309,701
Dividends — affiliated	217,275
Securities lending income — affiliated — net	13,267
Expenses	(462,063)
Fees waived	27,431

Total investment income	4,105,611

Fund Expenses
Administration — class specific	179,041
Service and distribution — class specific	3,542
Professional	5,710
Miscellaneous	4,275

Total expenses	192,568
Less fees waived by the Administrator	(5,710)

Total expenses after fees waived	186,858

Net investment income	3,918,753

Realized and Unrealized Gain Allocated from the Master Portfolio
Net realized gain from investments, futures contracts, swaps, forward foreign currency exchange contracts and foreign currency transactions	1,755,511
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swaps, foreign currency exchange contracts and foreign currency translations	2,809,396

Net realized and unrealized gain	4,564,907

Net Increase in Net Assets Resulting from Operations	$8,483,660

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	9

Statements of Changes in Net Assets	BlackRock CoreAlpha Bond Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$3,918,753	$7,071,673
Net realized gain (loss)	1,755,511	(437,304)
Net change in unrealized appreciation (depreciation)	2,809,396	(1,138,400)

Net increase in net assets resulting from operations	8,483,660	5,495,969

Distributions to Shareholders[1]
From net investment income:
Institutional	(4,880,309)	(6,177,808)
Investor A	(20,438)	(76,384)
Investor C	(2,411)	(3,574)
Class K	(2,719)	(2,860)
From net realized gain:
Institutional	—	(3,827,749)
Investor A	—	(19,075)
Investor C	—	(4,200)
Class K	—	(2,276)
From return of capital:
Institutional	—	(424,377)
Investor A	—	(2,115)
Investor C	—	(466)
Class K	—	(252)

Decrease in net assets resulting from distributions to shareholders	(4,905,877)	(10,541,136)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	32,689,004	113,529,581

Net Assets
Total increase in net assets	36,266,787	108,484,414
Beginning of period	347,485,757	239,001,343

End of period	$383,752,544	$347,485,757

Undistributed (distributions in excess) net investment income, end of period	$(182,083)	$805,041

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

10	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Financial Highlights	BlackRock CoreAlpha Bond Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.22		$10.32	$10.57	$10.19		$10.72	$10.50

Net investment income[1]	0.11		0.24	0.26	0.26		0.22	0.24
Net realized and unrealized gain (loss)	0.14		0.01	(0.20)	0.39		(0.48)	0.26

Net increase (decrease) from investment operations	0.25		0.25	0.06	0.65		(0.26)	0.50

Distributions:[2]
From net investment income	(0.14)		(0.22)	(0.25)	(0.26)		(0.25)	(0.25)
From net realized gain	—		(0.12)	(0.06)	(0.01)		(0.00)[3]	—
From return of capital	—		(0.01)	—	—		(0.02)	(0.03)

Total distributions	(0.14)		(0.35)	(0.31)	(0.27)		(0.27)	(0.28)

Net asset value, end of period	$10.33		$10.22	$10.32	$10.57		$10.19	$10.72

Total Return[4]
Based on net asset value	2.46%	[5]	2.37%	0.48%	6.45%		(2.44)%	4.82%

Ratios to Average Net Assets[6]
Total expenses	0.35%	[7,8,9]	0.35% [10]	0.35% [10]	0.35%	[10]	0.36% [10]	0.37%	[11]

Total expenses after fees waived	0.35%	[7,8,9]	0.35% [10]	0.35% [10]	0.34%	[10]	0.34% [10]	0.34%	[11]

Net investment income	2.20%	[7,8,9]	2.24% [10]	2.48% [10]	2.53%	[10]	2.16% [10]	2.22%	[11]

Supplemental Data
Net assets, end of period (000)	$381,525		$345,259	$236,267	$183,880		$99,630	$110,020

Portfolio turnover rate of the Master Portfolio[12]	264%		677%	612%	686%		986%	2,128%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[9]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[12]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	172%	459%	540%	470%	736%	1,774%

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	11

Financial Highlights (continued)	BlackRock CoreAlpha Bond Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,					Period April 30, 2012[1] to December 31, 2012
			2016	2015	2014		2013

Per Share Operating Performance
Net asset value, beginning of period	$10.22		$10.32	$10.58	$10.19		$10.72	$10.55

Net investment income[2]	0.09		0.20	0.22	0.23		0.18	0.12
Net realized and unrealized gain (loss)	0.14		0.01	(0.21)	0.39		(0.48)	0.22

Net increase (decrease) from investment operations	0.23		0.21	0.01	0.62		(0.30)	0.34

Distributions:[3]
From net investment income	(0.12)		(0.18)	(0.21)	(0.22)		(0.21)	(0.15)
From net realized gain	—		(0.12)	(0.06)	(0.01)		(0.00)[4]	—
From return of capital	—		(0.01)	—	—		(0.02)	(0.02)

Total distributions	(0.12)		(0.31)	(0.27)	(0.23)		(0.23)	(0.17)

Net asset value, end of period	$10.33		$10.22	$10.32	$10.58		$10.19	$10.72

Total Return[5]
Based on net asset value	2.29%	[6]	2.01%	0.04%	6.18%		(2.78)%	3.25%	[6]

Ratios to Average Net Assets[7]
Total expenses	0.70%	[8,9],10	0.70% [11]	0.70% [11]	0.71%	[11]	0.71% [11]	0.72%	[8,9]

Total expenses after fees waived	0.69%	[8,9],10	0.69% [11]	0.70% [11]	0.69%	[11]	0.69% [11]	0.70%	[8,9]

Net investment income	1.86%	[8,9],10	1.92% [11]	2.13% [11]	2.19%	[11]	1.78% [11]	1.80%	[8,9]

Supplemental Data
Net assets, end of period (000)	$1,767		$1,695	$2,463	$1,776		$166	$168

Portfolio turnover rate of the Master Portfolio[12]	264%		677%	612%	686%		986%	2,128%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[10]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[12]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,				Period April 30, 2012[1] to December 31, 2012
		2016	2015	2014	2013

Portfolio turnover rate (excluding MDRs)	172%	459%	540%	470%	736%	1,774%

See Notes to Financial Statements.

12	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Financial Highlights (continued)	BlackRock CoreAlpha Bond Fund

	Investor C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,					Period April 30, 2012[1] to December 31, 2012
			2016	2015	2014		2013

Per Share Operating Performance
Net asset value, beginning of period	$10.23		$10.32	$10.57	$10.18		$10.71	$10.55

Net investment income[2]	0.06		0.12	0.15	0.15		0.11	0.06
Net realized and unrealized gain (loss)	0.12		0.02	(0.21)	0.40		(0.48)	0.21

Net increase (decrease) from investment operations	0.18		0.14	(0.06)	0.55		(0.37)	0.27

Distributions:[3]
From net investment income	(0.08)		(0.10)	(0.13)	(0.15)		(0.14)	(0.10)
From net realized gain	—		(0.12)	(0.06)	(0.01)		(0.00)[4]	—
From return of capital	—		(0.01)	—	—		(0.02)	(0.01)

Total distributions	(0.08)		(0.23)	(0.19)	(0.16)		(0.16)	(0.11)

Net asset value, end of period	$10.33		$10.23	$10.32	$10.57		$10.18	$10.71

Total Return[5]
Based on net asset value	1.81%	[6]	1.35%	(0.61)%	5.40%		(3.51)%	2.61%	[6]

Ratios to Average Net Assets[7]
Total expenses	1.45%	[8,9,10]	1.45% [11]	1.46% [11]	1.45%	[11]	1.46% [11]	1.46%	[8,11]

Total expenses after fees waived	1.44%	[8,9,10]	1.45% [11]	1.45% [11]	1.44%	[11]	1.44% [11]	1.44%	[8,11]

Net investment income	1.09%	[8,9,10]	1.14% [11]	1.39% [11]	1.44%	[11]	1.04% [11]	1.04%	[8,11]

Supplemental Data
Net assets, end of period (000)	$263		$337	$272	$253		$288	$273

Portfolio turnover rate of the Master Portfolio[12]	264%		677%	612%	686%		986%	2,128%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[8]	Annualized.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[10]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[11]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[12]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,				Period April 30, 2012[1] to December 31, 2012
		2016	2015	2014	2013

Portfolio turnover rate (excluding MDRs)	172%	459%	540%	470%	736%	1,774%

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	13

Financial Highlights (concluded)	BlackRock CoreAlpha Bond Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Period March 28, 2016[1] to December 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.23		$10.51

Net investment income[2]	0.12		0.18
Net realized and unrealized gain (loss)	0.12		(0.17)

Net increase from investment operations	0.24		0.01

Distributions:[3]
From net investment income	(0.14)		(0.16)
From net realized gain	—		(0.12)
From return of capital	—		(0.01)

Total distributions	(0.14)		(0.29)

Net asset value, end of period	$10.33		$10.23

Total Return[4]
Based on net asset value	2.39%	[5]	0.00%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.30%	[7,8,9]	0.30%	[7,8]

Total expenses after fees waived	0.30%	[7,8,9]	0.30%	[7,8]

Net investment income	2.25%	[7,8,9]	2.25%	[7,8]

Supplemental Data
Net assets, end of period (000)	$197		$195

Portfolio turnover rate of the Master Portfolio[10]	264%		677%	[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[10]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2017	Period March 28, 2016[1] to December 31, 2016

Portfolio turnover rate (excluding MDRs)	172%	459%

[11]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

14	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Notes to Financial Statements (Unaudited)	BlackRock CoreAlpha Bond Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund. The Master Portfolio has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2017, the percentage of the Master Portfolio owned by the Fund was 58.5%. As such, the financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bears certain expenses related to distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None
Class K Shares	No	No	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	15

Notes to Financial Statements (continued)	BlackRock CoreAlpha Bond Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays BAL a monthly fee at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:

Institutional	Investor A	Investor C	Class K
0.10%	0.20%	0.20%	0.05%

For the six months ended June 30, 2017, the following table shows the class specific administration fee borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$177,004	$1,696	$292	$49	$179,041

The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2017 BAL waived $5,710.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C	0.25%	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$2,087	$1,455	$3,542

Other Fees: For the six months ended June 30, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $159.

For the six months ended June 30, 2017, affiliates received CDSCs of $79 for Investor C Shares.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2017, the Fund did not participate in the Interfund Lending Program.

16	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Notes to Financial Statements (concluded)	BlackRock CoreAlpha Bond Fund

Officers and Trustees: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2018. For the six months ended June 30, 2017, BAL waived $5,710.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Core Alpha Bond Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,780,099	$49,200,851	23,256,688	$244,883,722
Shares issued to shareholders in reinvestment of distributions	454,268	4,673,173	913,476	9,552,636
Shares redeemed	(2,062,069)	(21,164,037)	(13,297,158)	(140,386,507)

Net increase	3,172,298	$32,709,987	10,873,006	$114,049,851

Investor A
Shares sold	9,424	$97,205	1,009,307	$10,637,077
Shares issued to shareholders in reinvestment of distributions	1,986	20,428	9,284	97,593
Shares redeemed	(6,079)	(62,255)	(1,091,333)	(11,526,113)

Net increase (decrease)	5,331	$55,378	(72,742)	$(791,443)

Investor C
Shares sold	—	—	14,356	$150,740
Shares issued to shareholders in reinvestment of distributions	219	$2,248	747	7,798
Shares redeemed	(7,688)	(78,609)	(8,457)	(87,365)

Net increase (decrease)	(7,469)	$(76,361)	6,646	$71,173

Class K1
Shares sold	—	—	19,029	$200,000

Net increase	—	—	19,029	$200,000

Total Net Increase	3,170,160	$32,689,004	10,825,939	$113,529,581

[1]	Commenced operations on March 28, 2016.

At period end, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Investor C	1,924
Class K	19,029

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	17

Master Portfolio Information	CoreAlpha Bond Master Portfolio

As of June 30, 2017

Portfolio Composition	Percent of Total Investments[1]

U.S. Government Sponsored Agency Securities	42%
Corporate Bonds	40
Asset-Backed Securities	14
Non-Agency Mortgage-Backed Securities	5
Investment Companies	3
Foreign Agency Obligations	1
TBA Sale Commitments	(5)

Credit Quality Allocation[2]	Percent of Total Investments[1]

AAA/Aaa[3]	47%
AA/Aa	8
A	15
BBB/Baa	23
BB/Ba	1
B/B	—	[4]
N/R	6

[1]	Excludes short-term securities.

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[3]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

[4]	Represents less than 1%.

18	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Schedule of Investments (Unaudited)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Access Group, Inc., Series 2004-A, Class A2, 1.42%, 4/25/29 (a)	$222	$221,160
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M2, 2.00%, 7/25/35 (a)	54	54,243
AmeriCredit Automobile Receivables Trust, Class D:
Series 2013-1, 2.09%, 2/08/19	2,290	2,290,165
Series 2013-3, 3.00%, 7/08/19	2,800	2,817,741
Series 2014-4, 3.07%, 11/09/20	800	809,502
Series 2015-3, 3.34%, 8/08/21	250	253,508
Series 2016-1, 3.59%, 2/08/22	420	428,878
AVANT Loans Funding Trust, Series 2016-C, Class B, 4.92%, 11/16/20 (b)	1,500	1,519,331
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24	1,190	1,181,810
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21	2,940	2,963,910
College Loan Corp. Trust I, Series 2004-1, Class A4, 1.35%, 4/25/24 (a)	751	750,906
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, 1.76%, 10/25/36 (a)(b)	159	158,612
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,161,443
Drive Auto Receivables Trust:
Series 2015-DA, Class C, 3.38%, 11/15/21 (b)	945	954,065
Series 2016-AA, Class C, 3.91%, 5/17/21 (b)	650	660,034
Series 2016-BA, Class B, 2.56%, 6/15/20 (b)	4,000	4,013,121
Series 2016-BA, Class C, 2.61%, 8/16/21 (b)	2,300	2,303,343
Series 2016-BA, Class C, 3.19%, 7/15/22 (b)	2,200	2,223,906
Series 2016-CA, Class B, 2.37%, 11/16/20 (b)	2,050	2,051,901
Series 2016-CA, Class C, 3.02%, 11/15/21 (b)	3,300	3,314,469
Series 2017-1, Class B, 2.36%, 3/15/21	2,390	2,388,863
Series 2017-1, Class C, 2.84%, 4/15/22	2,670	2,676,866
Series 2017-AA, Class B, 2.51%, 1/15/21 (b)	2,100	2,107,885
Series 2017-AA, Class C, 2.98%, 1/18/22 (b)	2,380	2,397,287
Exeter Automobile Receivables Trust (b):
Series 2015-1A, Class C, 4.10%, 12/15/20	710	725,051
Series 2017-2A, Class A, 2.11%, 6/15/21	1,544	1,543,434
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A4, 1.54%, 11/25/35 (a)	68	67,475
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.83%, 8/25/19 (b)	1,000	996,800
HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, 2.21%, 11/20/36 (a)	576	577,297

Asset-Backed Securities	Par (000)	Value
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 1.60%, 9/27/35 (a)	$535	$532,141
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 2.16%, 4/25/35 (a)	304	303,842
National Collegiate Student Loan Trust (a):
Series 2004-2, Class A4, 1.53%, 11/27/28	291	290,728
Series 2005-1, Class A4, 1.46%, 11/27/28	9	9,186
Series 2006-1, Class A4, 1.47%, 3/27/28	1,784	1,776,200
Series 2006-2, Class A3, 1.43%, 11/25/27	3,066	3,052,693
Series 2006-3, Class A4, 1.49%, 3/26/29	3,355	3,324,132
Series 2007-1, Class A3, 1.46%, 7/25/30	3,827	3,784,308
Series 2007-2, Class A2, 1.35%, 6/26/28	2,118	2,115,905
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 1/15/21 (b)	1,008	1,009,203
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 3/20/28 (b)	2,800	2,856,276
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, 2.16%, 2/25/35 (a)	321	321,670
RAMP Trust, Series 2006-NC2, Class A2, 1.41%, 2/25/36 (a)	372	370,722
RASC Trust, Series 2005-AHL3, Class A2, 1.46%, 11/25/35 (a)	59	58,676
Santander Drive Auto Receivables Trust:
Series 2012-AA, Class D, 2.46%, 12/17/18 (b)	583	583,232
Series 2013-3, Class C, 1.81%, 4/15/19	224	223,792
Series 2013-3, Class D, 2.42%, 4/15/19	3,160	3,170,829
Series 2013-4, Class C, 3.25%, 1/15/20	70	70,542
Series 2013-A, Class C, 3.12%, 10/15/19 (b)	659	660,812
Series 2014-1, Class C, 2.36%, 4/15/20	418	419,353
Series 2014-2, Class C, 2.33%, 11/15/19	2,398	2,405,399
Series 2014-3, Class D, 2.65%, 8/17/20	2,400	2,415,547
Series 2014-4, Class C, 2.60%, 11/16/20	495	497,330
Series 2014-5, Class C, 2.46%, 6/15/20	2,800	2,812,285
Series 2015-1, Class C, 2.57%, 4/15/21	760	764,379
Series 2015-1, Class D, 3.24%, 4/15/21	1,000	1,013,786
Series 2015-2, Class C, 2.44%, 4/15/21	700	703,256
Series 2015-3, Class C, 2.74%, 1/15/21	1,230	1,242,254
Series 2015-3, Class D, 3.49%, 5/17/21	680	692,102
Series 2015-4, Class C, 2.97%, 3/15/21	580	587,117
Series 2016-1, Class C, 3.09%, 4/15/22	3,080	3,122,949
Series 2016-2, Class C, 2.66%, 11/15/21	1,965	1,978,689
Series 2016-3, Class C, 2.46%, 3/15/22	2,100	2,102,619
Series 2017-1, Class B, 2.10%, 6/15/21	2,100	2,098,364
Series 2017-2, Class B, 2.21%, 10/15/21	3,080	3,079,684
Series 2017-2, Class C, 2.79%, 8/15/22	2,190	2,187,237
SLC Private Student Loan Trust, Series 2006-A, Class A5, 1.33%, 7/15/36 (a)	883	882,914

Portfolio Abbreviations

ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
EUR	Euro	KRW	South Korean Won
EURIBOR	Euro Interbank Offered Rate	PLN	Polish Zloty
GBP	British Pound	TRY	Turkish Lira
GBPLIBOR	British Pound London Interbank Offered Rate	TWD	Taiwan Dollar
INR	Indian Rupee	USD	U.S. Dollar
JPY	Japanese Yen	ZAR	South African Rand

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	19

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities	Par (000)	Value
SLM Private Credit Student Loan Trust (a):
Series 2003-A, Class A2, 1.69%, 9/15/20	$61	$61,359
Series 2003-B, Class A2, 1.65%, 3/15/22	113	112,416
Series 2003-C, Class A2, 1.64%, 9/15/20	116	115,417
Series 2006-A, Class A4, 1.44%, 12/15/23	912	909,447
Series 2006-C, Class A4, 1.42%, 3/15/23	90	89,970
SLM Private Education Loan Trust (b):
Series 2010-A, Class 1A, 3.95%, 5/16/44 (a)	550	561,998
Series 2011-B, Class A2, 3.74%, 2/15/29	1,796	1,830,635
Series 2013-B, Class A1, 1.81%, 7/15/22 (a)	187	187,077
SoFi Consumer Loan Program LLC, Class A (b):
Series 2015-1, 3.28%, 9/15/23	1,572	1,582,113
Series 2016-1, 3.26%, 8/25/25	938	953,321
Series 2016-3, 3.05%, 12/26/25	1,515	1,529,146
Series 2017-1, 3.28%, 1/26/26	806	815,994
Series 2017-3, 2.77%, 5/25/26	2,134	2,145,376
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 9/27/32 (b)	158	158,506
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 1.48%, 12/25/35 (a)	281	280,600
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/16/48 (b)	2,575	2,552,556
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 1.43%, 6/25/37 (a)(b)	310	306,152
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, 2.06%, 12/15/20 (a)(b)	1,940	1,940,000
Total Asset-Backed Securities — 17.2%		113,265,242

Corporate Bonds
Aerospace & Defense — 0.9%
Harris Corp., 2.00%, 4/27/18	395	395,540
L-3 Communications Corp.:
4.75%, 7/15/20	720	768,748
4.95%, 2/15/21	1,618	1,744,340
Lockheed Martin Corp., 2.50%, 11/23/20	650	658,922
Rockwell Collins, Inc.:
2.80%, 3/15/22	1,175	1,185,848
3.50%, 3/15/27	1,300	1,318,248

		6,071,646
Auto Components — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	465	469,650
6.00%, 8/01/20	525	540,422
Lear Corp.:
4.75%, 1/15/23	310	320,738
5.38%, 3/15/24	1,115	1,184,340
5.25%, 1/15/25	900	952,306
ZF North America Capital, Inc., 4.50%, 4/29/22 (b)	350	367,500

		3,834,956
Automobiles — 0.2%
General Motors Co.:
5.00%, 4/01/35	500	501,204
5.20%, 4/01/45	500	490,549
6.75%, 4/01/46	190	225,343

		1,217,096

Corporate Bonds	Par (000)	Value
Banks — 4.9%
Australia & New Zealand Banking Group Ltd., 2.05%, 9/23/19	$1,900	$1,900,846
Banco Santander SA, 3.50%, 4/11/22	1,000	1,023,477
Bank of Montreal, 2.10%, 12/12/19	765	766,633
Capital One Financial Corp., 2.50%, 5/12/20	550	552,383
Citibank NA, 2.10%, 6/12/20	1,150	1,150,371
Citizens Bank Providence, 2.25%, 3/02/20	450	449,579
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 1/14/19	1,160	1,167,412
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 4/16/21	1,030	1,057,340
3.80%, 9/15/22	670	696,117
Discover Bank Delaware:
4.20%, 8/08/23	600	631,054
2.00%, 2/21/18	870	871,069
HSBC Bank USA NA, 5.88%, 11/01/34	590	725,324
HSBC Holdings PLC:
3.40%, 3/08/21	1,525	1,567,390
3.60%, 5/25/23	900	930,070
3.90%, 5/25/26	1,500	1,548,303
4.38%, 11/23/26	210	217,900
6.50%, 9/15/37	400	517,228
5.25%, 3/14/44	350	401,008
Huntington National Bank, 2.38%, 3/10/20	600	602,131
ING Groep NV, 3.15%, 3/29/22	415	422,905
National Bank of Canada, 2.15%, 6/12/20	1,000	997,925
Sumitomo Mitsui Banking Corp.:
1.76%, 10/19/18	420	419,416
1.97%, 1/11/19	920	920,915
Svenska Handelsbanken AB, 2.45%, 3/30/21	800	801,540
Wells Fargo & Co.:
2.13%, 4/22/19	2,370	2,382,350
1.75%, 5/24/19	2,200	2,195,732
2.15%, 12/06/19	1,000	1,004,629
3.58%, 5/22/28 (a)	1,240	1,253,182
Wells Fargo Bank NA, 6.00%, 11/15/17	1,790	1,818,321
Westpac Banking Corp.:
1.60%, 8/19/19	1,700	1,686,796
2.15%, 3/06/20	1,300	1,302,543

		31,981,889
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19	735	736,644
2.65%, 2/01/21	530	537,106
3.30%, 2/01/23	700	720,812
Constellation Brands, Inc., 3.70%, 12/06/26	1,400	1,424,809
Molson Coors Brewing Co.:
1.45%, 7/15/19	175	172,868
2.25%, 3/15/20 (b)	405	405,006

		3,997,245
Biotechnology — 0.5%
Amgen, Inc., 2.65%, 5/11/22	820	822,737
Biogen, Inc., 2.90%, 9/15/20	265	270,312
Celgene Corp., 2.30%, 8/15/18	600	603,440
Gilead Sciences, Inc.:
2.05%, 4/01/19	1,480	1,484,684
2.55%, 9/01/20	290	294,180

		3,475,353
Building Materials — 0.1%
Vulcan Materials Co., 3.90%, 4/01/27	270	277,349
Capital Markets — 4.2%
Bear Stearns Cos. LLC, 6.40%, 10/02/17	760	768,760
Charles Schwab Corp., 3.20%, 3/02/27	1,000	1,004,665

See Notes to Financial Statements.

20	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
CME Group, Inc., 3.00%, 3/15/25	$1,200	$1,210,721
Goldman Sachs Group, Inc.:
2.90%, 7/19/18	520	525,906
2.63%, 1/31/19	820	828,288
7.50%, 2/15/19	360	390,493
2.00%, 4/25/19	155	154,933
2.55%, 10/23/19	460	465,020
2.30%, 12/13/19	1,055	1,057,881
6.00%, 6/15/20	1,040	1,147,352
2.35%, 11/15/21	490	483,407
3.75%, 2/25/26	1,900	1,934,679
3.50%, 11/16/26	365	363,064
3.85%, 1/26/27	1,090	1,108,866
6.75%, 10/01/37	500	649,020
6.25%, 2/01/41	990	1,293,228
Jefferies Group LLC, 4.85%, 1/15/27	1,700	1,776,961
Legg Mason, Inc.:
2.70%, 7/15/19	1,285	1,295,803
4.75%, 3/15/26	75	79,245
Morgan Stanley:
2.20%, 12/07/18	450	452,243
2.50%, 1/24/19	1,140	1,148,800
5.63%, 9/23/19	2,940	3,158,489
2.63%, 11/17/21	1,195	1,193,239
2.75%, 5/19/22	700	699,849
3.13%, 7/27/26	1,000	972,247
3.63%, 1/20/27	300	302,157
6.38%, 7/24/42	460	611,478
4.30%, 1/27/45	1,400	1,447,765
TD Ameritrade Holding Corp., 3.30%, 4/01/27	1,000	998,741

		27,523,300
Chemicals — 0.6%
EI du Pont de Nemours & Co., 2.20%, 5/01/20	310	311,682
LyondellBasell Industries NV, 5.00%, 4/15/19	868	907,443
Monsanto Co.:
2.13%, 7/15/19	275	275,558
2.75%, 7/15/21	360	363,394
3.95%, 4/15/45	680	642,909
RPM International, Inc., 6.13%, 10/15/19	743	806,148
Sherwin-Williams Co.:
2.25%, 5/15/20	290	290,649
3.13%, 6/01/24	265	266,343

		3,864,126
Communications Equipment — 0.0%
Juniper Networks, Inc., 4.50%, 3/15/24	225	238,992
Consumer Finance — 1.7%
American Express Credit Corp., 1.88%, 5/03/19	335	334,973
Autodesk, Inc., 3.50%, 6/15/27	1,245	1,224,319
Capital One Bank USA NA, 2.15%, 11/21/18	730	730,982
Capital One NA:
1.50%, 9/05/17	1,650	1,650,147
2.35%, 1/31/20	1,500	1,500,489
CDK Global, Inc., 4.88%, 6/01/27 (b)	185	190,088
MasterCard, Inc.:
3.38%, 4/01/24	900	938,659
2.95%, 11/21/26	1,335	1,338,783
S&P Global, Inc., 2.95%, 1/22/27	285	274,353
Synchrony Financial, 3.00%, 8/15/19	1,540	1,561,711
Visa, Inc., 4.30%, 12/14/45	1,485	1,628,698

		11,373,202
Containers & Packaging — 0.0%
Ball Corp., 4.38%, 12/15/20	195	204,750

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 5.8%
American Express Credit Corp., 1.55%, 9/22/17	$855	$855,193
Bank of America Corp.:
6.88%, 4/25/18	1,060	1,103,067
5.49%, 3/15/19	600	631,459
5.63%, 7/01/20	510	558,504
2.88%, 4/24/23 (a)	2,000	2,003,696
3.82%, 1/20/28 (a)	2,700	2,746,883
BNP Paribas SA, 2.40%, 12/12/18	600	605,082
Citigroup, Inc.:
1.80%, 2/05/18	1,710	1,711,296
2.50%, 9/26/18	900	906,100
2.05%, 6/07/19	200	200,129
2.50%, 7/29/19	1,620	1,634,549
4.50%, 1/14/22	1,000	1,075,308
2.75%, 4/25/22	1,400	1,397,784
Ford Motor Credit Co. LLC:
1.72%, 12/06/17	1,690	1,690,118
2.43%, 6/12/20	1,010	1,009,676
2.02%, 5/03/19	1,650	1,647,443
1.90%, 8/12/19	615	610,295
General Motors Financial Co., Inc.:
2.40%, 5/09/19	1,700	1,704,548
2.65%, 4/13/20	1,000	1,004,649
4.20%, 3/01/21	1,200	1,258,639
3.45%, 4/10/22	780	792,790
3.70%, 5/09/23	400	406,184
4.30%, 7/13/25	280	285,586
5.25%, 3/01/26	580	626,465
Intercontinental Exchange, Inc., 2.50%, 10/15/18	900	908,410
JPMorgan Chase & Co.:
4.25%, 10/15/20	1,770	1,879,533
2.55%, 3/01/21	1,100	1,105,404
3.25%, 9/23/22	780	799,362
3.20%, 1/25/23	580	591,350
3.22%, 3/01/25 (a)	1,000	1,001,879
2.95%, 10/01/26	1,700	1,640,672
3.63%, 12/01/27	700	692,833
3.78%, 2/01/28 (a)	600	613,570
4.85%, 2/01/44	300	345,707
4.95%, 6/01/45	340	379,292
JPMorgan Chase Bank NA, 6.00%, 10/01/17	800	808,200
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	335	339,976
Nasdaq, Inc., 3.85%, 6/30/26	232	235,401

		37,807,032
Diversified Telecommunication Services — 1.7%
AT&T, Inc.:
2.38%, 11/27/18	1,645	1,656,377
2.45%, 6/30/20	350	351,797
3.20%, 3/01/22	810	819,882
4.25%, 3/01/27	1,400	1,447,534
5.15%, 3/15/42	1,120	1,143,736
4.75%, 5/15/46	400	392,242
4.50%, 3/09/48	364	340,585
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	1,270	1,335,123
Verizon Communications, Inc.:
2.95%, 3/15/22 (b)	1,376	1,385,560
3.13%, 3/16/22	1,400	1,420,663
5.05%, 3/15/34	460	486,986

		10,780,485
Electric Utilities — 1.0%
Duke Energy Corp., 5.05%, 9/15/19	400	425,732

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	21

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/01/18	$505	$503,474
2.70%, 9/15/19	1,040	1,053,253
3.55%, 5/01/27	645	655,245
Pacific Gas & Electric Co.:
5.63%, 11/30/17	460	467,552
3.25%, 9/15/21	430	442,406
PacifiCorp, 5.50%, 1/15/19	400	421,987
Progress Energy, Inc.:
4.88%, 12/01/19	920	974,304
4.40%, 1/15/21	1,110	1,179,158
Tampa Electric Co., 2.60%, 9/15/22	600	596,477

		6,719,588
Electrical Equipment — 0.4%
Amphenol Corp.:
1.55%, 9/15/17	995	994,768
2.55%, 1/30/19	600	605,521
Roper Industries, Inc., 2.05%, 10/01/18	1,040	1,042,038

		2,642,327
Electronic Equipment, Instruments & Components — 0.5%
Flextronics International Ltd.:
5.00%, 2/15/23	375	410,016
4.75%, 6/15/25	340	361,142
Fortive Corp., 1.80%, 6/15/19	405	402,097
Tech Data Corp., 4.95%, 2/15/27	905	959,371
Tyco Electronics Group SA, 6.55%, 10/01/17	860	870,188

		3,002,814
Food & Staples Retailing — 0.3%
Lamb Weston Holdings, Inc., 4.88%, 11/01/26 (b)	150	155,438
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/17	1,020	1,020,636
2.70%, 11/18/19	720	731,311

		1,907,385
Food Products — 0.6%
ConAgra Foods, Inc., 3.20%, 1/25/23	205	206,629
Kellogg Co., 2.65%, 12/01/23	1,100	1,081,526
Kraft Heinz Foods Co., 3.00%, 6/01/26	1,300	1,244,166
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (b)	860	862,150
Sysco Corp., 3.30%, 7/15/26	400	396,826

		3,791,297
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories:
2.00%, 9/15/18	575	576,125
2.35%, 11/22/19	1,070	1,078,044
3.40%, 11/30/23	1,300	1,330,784
3.75%, 11/30/26	1,000	1,020,811
Baxter International, Inc., 2.60%, 8/15/26	2,310	2,198,219
Becton Dickinson & Co.:
2.68%, 12/15/19	292	295,575
2.40%, 6/05/20	480	480,775
2.89%, 6/06/22	470	471,469
3.36%, 6/06/24	1,407	1,410,216
Boston Scientific Corp.:
2.65%, 10/01/18	600	605,509
2.85%, 5/15/20	225	228,120
3.85%, 5/15/25	1,300	1,343,984
Covidien International Finance SA, 4.20%, 6/15/20	1,485	1,574,661
Medtronic, Inc., 2.50%, 3/15/20	755	765,941
Stryker Corp., 2.63%, 3/15/21	245	247,547
Thermo Fisher Scientific, Inc., 2.15%, 12/14/18	340	341,275

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.:
2.00%, 4/01/18	$530	$530,960
2.70%, 4/01/20	1,340	1,352,217

		15,852,232
Health Care Providers & Services — 0.9%
Cardinal Health, Inc., 1.70%, 3/15/18	660	661,258
HCA, Inc., 3.75%, 3/15/19	935	953,700
Laboratory Corp. of America Holdings, 3.60%, 2/01/25	525	532,874
Omega Healthcare Investors, Inc., 4.95%, 4/01/24	1,100	1,152,116
Quest Diagnostics, Inc., 2.50%, 3/30/20	705	709,551
UnitedHealth Group, Inc.:
2.70%, 7/15/20	270	275,682
3.10%, 3/15/26	400	402,060
4.75%, 7/15/45	800	918,930
4.20%, 1/15/47	455	479,979

		6,086,150
Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.:
3.50%, 3/01/27	1,100	1,118,142
6.30%, 10/15/37	310	403,437
4.88%, 12/09/45	1,050	1,170,608
Wyndham Worldwide Corp.:
3.90%, 3/01/23	874	901,002
4.15%, 4/01/24	1,000	1,027,137

		4,620,326
Household Products — 0.0%
Newell Brands, Inc., 2.60%, 3/29/19	65	65,634
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Group, Inc., 5.15%, 12/01/20	360	388,285
PSEG Power LLC:
2.45%, 11/15/18	140	140,495
4.15%, 9/15/21	350	367,530

		896,310
Insurance — 1.1%
Allstate Corp., 4.20%, 12/15/46	110	114,677
American Financial Group, Inc., 3.50%, 8/15/26	550	544,786
American International Group, Inc., 3.30%, 3/01/21	320	329,226
Berkshire Hathaway, Inc., 3.13%, 3/15/26	1,355	1,370,244
Chubb INA Holdings, Inc., 3.35%, 5/15/24	660	683,427
Fidelity National Financial, Inc., 5.50%, 9/01/22	385	409,320
Markel Corp., 5.35%, 6/01/21	400	438,610
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	880	885,763
3.30%, 3/14/23	175	179,851
4.35%, 1/30/47	115	122,900
Willis Group Holdings PLC, 5.75%, 3/15/21	350	386,125
Willis North America, Inc., 3.60%, 5/15/24	900	909,068
XLIT Ltd., 5.75%, 10/01/21	430	481,284

		6,855,281
Internet Software & Services — 1.5%
Baidu, Inc., 3.25%, 8/06/18	2,060	2,084,561
eBay, Inc.:
2.20%, 8/01/19	1,600	1,606,410
2.75%, 1/30/23	1,000	991,150
Equinix, Inc.:
5.38%, 1/01/22	555	585,525
5.75%, 1/01/25	430	462,788
Expedia, Inc., 5.00%, 2/15/26	1,525	1,669,808

See Notes to Financial Statements.

22	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Internet Software & Services (continued)
Priceline Group, Inc., 3.60%, 6/01/26	$1,745	$1,766,402
VeriSign, Inc., 4.63%, 5/01/23	415	425,375

		9,592,019
IT Services — 0.9%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	1,795	1,808,628
3.60%, 11/28/24	445	458,323
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	720	708,883
Fidelity National Information Services, Inc., 3.63%, 10/15/20	1,280	1,340,855
Verisk Analytics, Inc., 4.00%, 6/15/25	1,380	1,425,938

		5,742,627
Machinery — 0.0%
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	140	142,042
Media — 1.7%
Altice Financing SA, 6.63%, 2/15/23 (b)	480	509,251
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	395	408,183
4.91%, 7/23/25	2,350	2,538,750
3.75%, 2/15/28 (b)(c)	700	689,670
6.48%, 10/23/45	600	720,128
Comcast Corp., 3.30%, 2/01/27	1,400	1,417,200
DISH DBS Corp.:
7.88%, 9/01/19	780	859,950
6.75%, 6/01/21	360	399,600
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	260	269,425
Time Warner Cable, Inc., 5.00%, 2/01/20	680	725,420
Time Warner, Inc.:
2.10%, 6/01/19	1,220	1,220,503
3.60%, 7/15/25	375	374,148
2.95%, 7/15/26	1,325	1,250,012

		11,382,240
Metals & Mining — 0.1%
Southern Copper Corp., 5.88%, 4/23/45	500	534,545
Vale Overseas Ltd., 4.38%, 1/11/22	148	150,635

		685,180
Multi-Utilities — 0.2%
Dominion Energy, Inc., 2.58%, 7/01/20	170	170,878
Dominion Resources, Inc.:
6.40%, 6/15/18	330	344,378
4.45%, 3/15/21	630	673,818
SCANA Corp., 4.13%, 2/01/22	170	171,004

		1,360,078
Oil, Gas & Consumable Fuels — 3.4%
BP Capital Markets PLC:
2.24%, 5/10/19	900	906,927
2.11%, 9/16/21	1,040	1,030,788
Buckeye Partners LP:
2.65%, 11/15/18	1,460	1,467,788
4.15%, 7/01/23	234	240,314
4.35%, 10/15/24	580	597,402
3.95%, 12/01/26	130	128,677
Canadian Natural Resources Ltd., 2.95%, 1/15/23	365	362,091
Enable Midstream Partners LP:
3.90%, 5/15/24	500	495,842
4.40%, 3/15/27	900	903,241

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP:
9.70%, 3/15/19	$262	$293,424
9.00%, 4/15/19	123	136,784
Exxon Mobil Corp., 2.73%, 3/01/23	220	222,601
Kinder Morgan, Inc., 3.05%, 12/01/19	265	269,604
Magellan Midstream Partners LP, 5.00%, 3/01/26	400	441,123
Marathon Petroleum Corp., 2.70%, 12/14/18	1,600	1,612,205
ONEOK Partners LP, 6.13%, 2/01/41	800	912,319
Petroleos Mexicanos:
5.50%, 2/04/19	700	730,800
4.88%, 1/24/22	400	412,084
4.63%, 9/21/23	35	35,420
6.38%, 1/23/45	660	643,500
Sabine Pass Liquefaction LLC:
5.75%, 5/15/24	900	1,002,161
5.88%, 6/30/26	1,600	1,788,227
4.20%, 3/15/28 (b)	210	212,165
Shell International Finance BV:
2.13%, 5/11/20	525	527,874
1.88%, 5/10/21	700	691,417
Statoil ASA, 2.75%, 11/10/21	1,680	1,704,303
Western Gas Partners LP, 4.65%, 7/01/26	700	716,544
Williams Partners LP:
4.30%, 3/04/24	1,900	1,976,331
3.90%, 1/15/25	450	454,944
4.00%, 9/15/25	150	152,761
3.75%, 6/15/27	1,000	989,824

		22,059,485
Paper & Forest Products — 0.1%
Masco Corp., 3.50%, 11/15/27	725	718,669
Pharmaceuticals — 2.3%
AbbVie, Inc., 2.50%, 5/14/20	490	495,681
Actavis Funding SCS, 2.35%, 3/12/18	320	321,336
Baxalta, Inc., 2.88%, 6/23/20	775	787,374
Bayer US Finance LLC, 1.50%, 10/06/17 (b)	1,000	999,766
Eli Lilly & Co., 3.10%, 5/15/27	475	479,669
Johnson & Johnson, 2.95%, 3/03/27	4,530	4,584,161
Novartis Capital Corp., 3.10%, 5/17/27	1,500	1,518,901
Pfizer, Inc., 7.20%, 3/15/39	500	747,972
Quest Diagnostics, Inc., 3.45%, 6/01/26	1,300	1,302,476
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	2,500	2,488,392
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 7/20/18	810	808,092
1.70%, 7/19/19	370	366,690
Zoetis, Inc., 3.45%, 11/13/20	355	367,134

		15,267,644
Real Estate Investment Trusts (REITs) — 2.1%
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	1,190	1,198,170
American Tower Corp.:
4.50%, 1/15/18	630	638,630
3.40%, 2/15/19	538	549,241
2.80%, 6/01/20	1,190	1,206,171
5.05%, 9/01/20	400	430,864
3.45%, 9/15/21	740	763,119
4.70%, 3/15/22	1,000	1,082,742
3.50%, 1/31/23	1,400	1,435,816
Corrections Corp. of America:
4.13%, 4/01/20	760	780,900
4.63%, 5/01/23	735	742,350
Hospitality Properties Trust, 4.50%, 6/15/23	1,555	1,629,652

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	23

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Senior Housing Properties Trust, 3.25%, 5/01/19	$1,600	$1,615,493
Simon Property Group LP, 4.13%, 12/01/21	1,000	1,063,106
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (b)	655	660,413

		13,796,667
Semiconductors & Semiconductor Equipment — 2.0%
Applied Materials, Inc.:
2.63%, 10/01/20	480	488,267
3.30%, 4/01/27	685	696,133
Broadcom Corp./Broadcom Cayman Finance Ltd. (b):
2.38%, 1/15/20	1,700	1,702,470
3.00%, 1/15/22	1,700	1,715,195
3.63%, 1/15/24	700	716,099
3.88%, 1/15/27	1,400	1,437,660
Intel Corp.:
2.88%, 5/11/24	1,700	1,706,440
3.15%, 5/11/27	800	802,734
KLA-Tencor Corp.:
3.38%, 11/01/19	280	287,888
4.65%, 11/01/24	720	777,573
Maxim Integrated Products, Inc., 3.45%, 6/15/27	1,160	1,153,127
NVIDIA Corp., 3.20%, 9/16/26	1,265	1,254,285
Xilinx, Inc., 2.95%, 6/01/24	345	345,930

		13,083,801
Software — 0.6%
Activision Blizzard, Inc., 2.30%, 9/15/21	200	198,697
Electronic Arts, Inc., 4.80%, 3/01/26	1,300	1,426,266
Microsoft Corp.:
2.00%, 8/08/23	430	419,025
2.88%, 2/06/24	730	741,875
3.30%, 2/06/27	800	824,057
3.45%, 8/08/36	600	600,374

		4,210,294
Specialty Retail — 0.4%
Home Depot, Inc., 5.40%, 9/15/40	200	247,660
L Brands, Inc., 8.50%, 6/15/19	1,190	1,322,387
O’Reilly Automotive, Inc., 4.63%, 9/15/21	1,080	1,164,680

		2,734,727
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.:
3.00%, 2/09/24	290	294,398
3.35%, 2/09/27	1,070	1,093,896
3.00%, 6/20/27	925	920,354
4.65%, 2/23/46	350	392,322
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/19 (b)	300	307,013
DXC Technology Co. (b):
2.88%, 3/27/20	50	50,629
4.25%, 4/15/24	1,020	1,055,321
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	2,100	2,201,636
HP, Inc., 2.75%, 1/14/19	1,300	1,311,599
Seagate HDD Cayman, 4.25%, 3/01/22 (b)	960	975,818

		8,602,986
Tobacco — 1.6%
Altria Group, Inc.:
5.38%, 1/31/44	2,110	2,543,476
3.88%, 9/16/46	500	485,677

Corporate Bonds	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc.:
1.88%, 1/15/19	$1,060	$1,061,610
2.00%, 2/21/20	2,100	2,104,481
6.38%, 5/16/38	760	1,002,402
Reynolds American, Inc.:
2.30%, 6/12/18	2,020	2,028,797
3.25%, 6/12/20	127	130,751
4.00%, 6/12/22	305	323,196
5.85%, 8/15/45	615	753,252

		10,433,642
Wireless Telecommunication Services — 0.5%
American Tower Corp., 2.25%, 1/15/22	960	936,069
Crown Castle International Corp.:
2.25%, 9/01/21	275	270,546
4.88%, 4/15/22	830	906,713
5.25%, 1/15/23	400	444,336
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (b)	660	665,775

		3,223,439
Total Corporate Bonds — 48.5%		318,122,305

Foreign Agency Obligations
Colombia Government International Bond:
4.00%, 2/26/24	740	768,120
4.50%, 1/28/26	730	777,450
5.63%, 2/26/44	500	546,500
Export-Import Bank of Korea, 2.38%, 8/12/19	1,650	1,657,433
Iraq Government AID Bond, 2.15%, 1/18/22	625	624,468
Mexico Government International Bond:
3.50%, 1/21/21	865	900,032
4.15%, 3/28/27	325	336,538
6.75%, 9/27/34	720	917,834
Uruguay Government International Bond, 5.10%, 6/18/50	500	509,000
Total Foreign Agency Obligations — 1.1%		7,037,375

Investment Companies (d)	Shares
iShares 0-5 Year TIPS Bond ETF	1	100
iShares 1-3 Year Treasury Bond ETF	1	85
iShares 10-20 Year Treasury Bond ETF	1	136
iShares 3-7 Year Treasury Bond ETF	1	124
iShares 7-10 Year Treasury Bond ETF	1	107
iShares Agency Bond ETF	1	114
iShares Core U.S. Treasury Bond ETF	1	25
iShares iBoxx USD High Yield Corporate Bond ETF (e)	270,000	23,865,300
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond ETF	1	113
Total Investment Companies — 3.6%		23,866,214

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 4.0%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21	$16	16,924

See Notes to Financial Statements.

24	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 1/25/35 (a)(b)	$171	$178,241
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35	5	4,827
CSMC Trust, Series 2013-8R, Class 8A1, 1.26%, 5/27/37 (a)(b)	185	186,617
Fannie Mae Connecticut Avenue Securities (a):
Series 2013-C01, Class M1, 3.22%, 10/25/23	1,221	1,234,869
Series 2014-C01, Class M1, 2.82%, 1/25/24	454	459,456
Series 2014-C02, Class 1M1, 2.17%, 5/25/24	1,078	1,082,946
Series 2014-C03, Class 1M1, 2.42%, 7/25/24	658	658,579
Series 2016-C02, Class 1M1, 3.37%, 9/25/28	1,388	1,407,552
Series 2016-C07, Class 2M1, 2.52%, 4/25/29	1,908	1,921,854
Series 2017-C02, Class 1M1, 2.37%, 9/25/29	1,404	1,416,576
Freddie Mac Structured Agency Credit Risk Debt Notes (a):
Series 2013-DN1, Class M1, 4.62%, 7/25/23	1,127	1,140,401
Series 2013-DN2, Class M1, 2.67%, 11/25/23	903	906,777
Series 2014-DN2, Class M2, 2.87%, 4/25/24	1,996	2,027,610
Series 2014-DN3, Class M2, 3.62%, 8/25/24	140	140,886
Series 2014-HQ1, Class M2, 3.72%, 8/25/24	1,125	1,141,444
Series 2014-HQ2, Class M1, 2.67%, 9/25/24	82	82,021
Series 2014-HQ3, Class M2, 3.87%, 10/25/24	620	624,806
Series 2015-DN1, Class M2, 3.62%, 1/25/25	671	674,103
Series 2015-DN1, Class M3, 5.37%, 1/25/25	2,314	2,510,110
Series 2015-HQ1, Class M3, 5.02%, 3/25/25	860	935,144
Series 2015-HQA1, Class M2, 3.87%, 3/25/28	3,024	3,100,815
Series 2016-DNA1, Class M2, 4.12%, 7/25/28	460	478,891
Series 2016-HQA1, Class M1, 2.97%, 9/25/28	1,009	1,014,736
Series 2016-HQA3, Class M1, 2.02%, 3/25/29	1,319	1,321,586
Series 2017-DNA1, Class M1, 2.42%, 7/25/29	1,026	1,039,325
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, 1.17%, 10/26/36 (a)(b)	378	372,604
RALI Trust, Series 2004-QS9, Class A1, 5.00%, 6/25/19	20	20,052
RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 3.18%, 8/26/35 (a)(b)	22	22,294

		26,122,046
Commercial Mortgage-Backed Securities — 2.8%
Banc of America Commercial Mortgage Trust:
Series 2007-5, Class A4, 5.49%, 2/10/51	377	377,978
Series 2015-UBS7, Class B, 4.51%, 9/15/48 (a)	360	378,265

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class A4, 6.39%, 12/10/49 (a)	$1,091	$1,092,998
Series 2016-GC36, Class A5, 3.62%, 2/10/49	550	569,877
Commercial Mortgage Trust:
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (a)	331	331,012
Series 2008-LS1, Class A4B, 6.33%, 12/10/49 (a)	250	250,623
Series 2013-CR11, Class B, 5.33%, 8/10/50 (a)	380	415,580
Series 2013-LC6, Class AM, 3.28%, 1/10/46	400	406,466
Series 2014-CR17, Class A5, 3.98%, 5/10/47	670	710,936
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 5/10/49 (a)	330	343,961
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.15%, 5/10/50 (a)	300	295,592
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45	280	294,424
Series 2013-GC13, Class A5, 4.17%, 7/10/46 (a)	170	183,286
Series 2013-GC16, Class A3, 4.24%, 11/10/46	480	518,059
Series 2014-GC20, Class A5, 4.00%, 4/10/47	730	773,691
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 8/15/46 (a)	430	460,940
Series 2013-C14, Class AS, 4.41%, 8/15/46 (a)	240	258,245
Series 2013-C17, Class A4, 4.20%, 1/15/47	750	807,505
Series 2014-C19, Class A4, 4.00%, 4/15/47	1,320	1,404,796
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 8/15/46	286	304,859
Series 2012-CBX, Class AS, 4.27%, 6/15/45	350	371,177
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)	551	554,483
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.08%, 8/12/49 (a)	182	182,046
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4:
Series 2013-C10, 4.22%, 7/15/46 (a)	470	505,782
Series 2013-C13, 4.04%, 11/15/46	460	491,385
Series 2015-C20, 3.25%, 2/15/48	1,040	1,055,401
Morgan Stanley Capital I Trust:
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	552	553,309
Series 2007-T27, Class AM, 6.00%, 6/11/42 (a)	24	24,418
Series 2012-C4, Class A4, 3.24%, 3/15/45	680	700,478
Series 2015-MS1, Class A4, 3.78%, 5/15/48 (a)	550	576,630

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	25

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	$505	$509,340
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	118	118,152
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	523,145
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 8/15/45	640	667,335
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	464,462
Series 2013-C18, Class A5, 4.16%, 12/15/46 (a)	570	613,389
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	343,297

		18,433,322
Total Non-Agency Mortgage-Backed Securities — 6.8%		44,555,368

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae, 0.00%, 10/09/19 (f)	1,360	1,304,617
Federal Home Loan Bank, 5.00%, 9/28/29	500	603,474

		1,908,091
Collateralized Mortgage Obligations — 2.0%
Fannie Mae Connecticut Avenue Securities (a):
Series 2014-C02, Class 2M1, 2.17%, 5/25/24	506	506,540
Series 2014-C03, Class 2M1, 2.42%, 7/25/24	411	412,114
Series 2017-C01, Class 1M1, 2.52%, 7/25/29	1,841	1,860,852
Series 2016-C05, Class 2M1, 2.57%, 1/25/29	2,349	2,368,511
Series 2016-C04, Class 1M1, 2.67%, 1/25/29	4,062	4,112,975
Series 2015-C03, Class 2M1, 2.72%, 7/25/25	34	34,273
Series 2015-C04, Class 2M1, 2.92%, 4/25/28	286	286,568
Series 2016-C03, Class 2M1, 3.42%, 10/25/28	3,297	3,345,132

		12,926,965
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Series K031, Class A2, 3.30%, 4/25/23 (a)	281	294,518
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, Class A2, 2.68%, 10/25/22	900	916,553

		1,211,071
Mortgage-Backed Securities — 48.5%
Fannie Mae Mortgage-Backed Securities:
1.89%, 4/01/43 (a)	107	109,773
1.90%, 5/01/43 (a)	139	143,181
2.05%, 6/01/43 (a)	232	235,552
2.50%, 9/01/28 - 4/01/45	658	638,114
2.77%, 1/01/42 (a)	121	126,228
3.00%, 8/01/27 - 1/01/47 (g)	4,079	4,155,148
3.03%, 8/01/41 (a)	167	176,572
3.30%, 9/01/41 (a)	124	127,211
3.44%, 2/01/42 (a)	11	11,886

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
3.47%, 4/01/40 (a)	$30	$31,179
3.50%, 11/01/31 - 8/01/47 (g)	47,793	49,133,500
4.00%, 8/01/25 - 7/01/47 (g)	64,333	67,666,466
4.50%, 7/01/25 - 8/01/47 (g)	57,359	61,579,620
5.00%, 1/01/18 - 7/01/47 (g)	16,128	17,618,936
5.50%, 9/01/19 - 8/01/37	1,776	1,976,897
6.00%, 11/01/22 - 8/01/38	1,074	1,215,710
6.50%, 12/01/30 - 12/01/32	1,336	1,525,656
Freddie Mac Mortgage-Backed Securities:
1.73%, 6/01/43 (a)	51	52,482
2.46%, 5/01/43 (a)	178	180,248
2.51%, 8/01/43 (a)	76	76,976
3.00%, 5/01/27 - 7/01/47 (g)	2,582	2,637,190
3.16%, 8/01/41 (a)	112	117,609
3.27%, 7/01/41 (a)	101	106,462
3.46%, 2/01/40 (a)	146	153,483
3.49%, 1/01/42 (a)	4	4,576
3.50%, 3/01/32 - 7/01/47 (a)(g)	18,422	18,973,077
4.00%, 3/01/26 - 7/01/47 (g)	9,816	10,334,480
4.50%, 8/01/20 - 7/01/47 (g)	12,552	13,479,413
5.00%, 10/01/20 - 7/01/47 (g)	3,389	3,668,920
5.50%, 5/01/34 - 7/01/47 (g)	975	1,088,634
6.00%, 9/01/36 - 1/01/38	417	471,747
6.50%, 5/01/21 - 7/01/32	519	604,911
Ginnie Mae Mortgage-Backed Securities:
3.00%, 12/01/46 - 7/01/47 (g)	4,593	4,636,440
3.50%, 1/01/41 - 7/01/47 (g)	20,368	20,552,339
4.00%, 9/01/40 - 7/01/47 (g)	14,376	14,488,740
4.50%, 3/01/39 - 7/01/47 (g)	18,824	15,220,450
5.00%, 10/01/39 - 7/01/47 (g)	3,564	3,904,799
5.50%, 6/01/34 - 7/01/40	1,211	1,344,081
6.00%, 9/01/38 - 10/01/38	353	395,673

		318,964,359
Total U.S. Government Sponsored Agency Securities – 51.0%		335,010,486
Total Long-Term Investments (Cost — $836,110,807) — 128.2%		841,856,990

Short-Term Securities (d)(i)	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29%	26,085,458	26,093,284
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93%	100,000	100,000
Total Short-Term Securities (Cost — $26,195,592) — 4.0%		26,193,284
Total Investments Before TBA Sale Commitments (Cost — $862,306,399) — 132.2%		868,050,274

TBA Sale Commitments (g)	Par (000)
Mortgage-Backed Securities — (6.6%)
Fannie Mae Mortgage-Backed Securities (g):
2.50%, 7/01/47	$375	(362,227)
3.00%, 7/01/32 - 7/01/47	10,596	(10,734,694)
3.50%, 7/01/32 - 7/01/47	5,033	(5,193,950)
4.00%, 7/01/47	1,000	(1,051,094)
4.50%, 7/01/47	9,937	(10,660,574)
5.50%, 7/01/47	125	(138,359)

See Notes to Financial Statements.

26	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

TBA Sale Commitments (g)	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (g):
3.00%, 7/01/47	$400	$(399,125)
3.50%, 7/01/32 - 7/01/47	5,485	(5,651,856)
4.00%, 7/01/47	1,287	(1,353,361)
4.50%, 7/01/47	2,227	(2,386,022)
Ginnie Mae Mortgage-Backed Securities:
2.50%, 7/01/47	200	(195,438)
3.00%, 7/01/47	600	(605,531)
3.50%, 7/01/47	775	(802,730)
4.50%, 7/01/47	2,676	(2,848,043)
Ginnie Mae Mortgage-Backed Securities: 5.50%, 7/01/47	675	(734,801)
Total Sale Commitments (Proceeds — $43,248,528) — (6.6)%		(43,117,805)
Total Investments, Net of TBA Sale Commitments (Cost — $819,057,871) — 125.6%		824,932,469
Liabilities in Excess of Other Assets — (25.6)%		(168,366,034)

Net Assets — 100.0%		$656,566,435

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,917,163	—	(9,831,705)[1]	26,085,458	$26,093,284	$91,351	[2]	$2,288	$(2,600)
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	100,000	100,000	312		—	—
iShares 0-5 Year TIPS Bond ETF	1	—	—	1	100	—		—	—
iShares 1-3 Year Treasury Bond ETF	1	—	—	1	85	—		—	—
iShares 10-20 Year Treasury Bond ETF	1	—	—	1	136	1		—	3
iShares 3-7 Year Treasury Bond ETF	1	—	—	1	124	1		—	1
iShares 7-10 Year Treasury Bond ETF	1	—	—	1	107	1		—	2
iShares Agency Bond ETF	1	—	—	1	114	1		—	1
iShares Core U.S. Treasury Bond ETF	1	—	—	1	25	—		—	—
iShares Short Treasury Bond ETF	1	—	—	1	110	—		—	—
iShares TIPS Bond ETF	1	—	—	1	113	1		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	270,000	—	270,000	23,865,300	303,554		—	338,985
Total					$50,059,498	$395,222		$2,288	$336,392

[1] Represents net shares sold.

[2] Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Security, or a portion of the security, is on loan.

(f)	Zero-coupon bond.

(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$57,589,781	$(242,400)
Barclays Bank PLC	$2,128,657	$(6,044)
Citigroup Global Markets, Inc.	$10,311,053	$(33,367)
Credit Suisse Securities (USA) LLC	$20,393,389	$(95,847)
Deutsche Bank Securities, Inc.	$2,054,062	$9,844
Goldman Sachs & Co.	$16,030,550	$(75,425)

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	27

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Counterparty	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Securities LLC	$5,363,014	$(36,995)
Mizuho Securities USA Inc.	$6,575,000	$(33,000)
Morgan Stanley & Co. LLC	$13,354,876	$(40,263)
Nomura Securities International, Inc.	$1,143,474	$(32,309)
RBC Capital Markets	$10,091,569	$(52,986)
Wells Fargo securities LLc	$2,772,984	$(13,500)

(h)	All or a portion of security was purchased with the cash collateral from loaned securities.

(i)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
42	Euro Bund	July 2017	$55,166	$23,943
(521)	2-Year U.S. Treasury Note	September 2017	$112,592,985	84,033
904	5-Year U.S. Treasury Note	September 2017	$106,523,688	(419,708)
298	10-Year Australian Treasury Bonds	September 2017	$29,606,012	(447,797)
(343)	10-Year Canadian Bond	September 2017	$37,175,085	1,011,964
107	10-Year U.S. Treasury Note	September 2017	$13,431,844	(128,027)
85	Euro Bund	September 2017	$15,714,780	(179,036)
12	Euro OAT	September 2017	$2,035,037	(20,157)
12	German Euro BTP	September 2017	$1,852,201	(25,662)
145	Long U.S. Treasury Bond	September 2017	$22,284,688	6,684
(91)	UK Long Gilt Bond	September 2017	$14,882,923	203,382
185	Ultra Long U.S. Treasury Bond	September 2017	$30,686,875	496,061
Total				$605,680

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	300,000	USD	337,684	Morgan Stanley & Co. International PLC	7/05/17	$4,481
USD	1,375,370	BRL	4,550,000	Citibank N.A.	7/05/17	2,096
USD	395,432	BRL	1,310,000	Goldman Sachs International	7/05/17	50
USD	781,818	BRL	2,580,000	JPMorgan Chase Bank N.A.	7/05/17	3,127
EUR	144,792	PLN	614,202	Citibank N.A.	9/14/17	178
EUR	201,888	PLN	856,788	Credit Suisse International	9/14/17	144
EUR	360,000	USD	402,519	Citibank N.A.	9/14/17	9,596
EUR	1,830,000	USD	2,049,029	Citibank N.A.	9/14/17	45,886
GBP	160,000	USD	202,073	Citibank N.A.	9/14/17	6,210
GBP	210,000	USD	266,668	Credit Suisse International	9/14/17	6,704
TRY	2,120,000	USD	585,732	Bank of America N.A.	9/14/17	3,930
USD	390,289	INR	25,400,000	Citibank N.A.	9/14/17	898
USD	710,098	JPY	78,000,000	Barclays Bank PLC	9/14/17	13,796
USD	781,456	KRW	890,000,000	Deutsche Bank AG	9/14/17	2,811

						99,907

BRL	4,550,000	USD	1,373,315	Citibank N.A.	7/05/17	(41)
BRL	660,000	USD	199,504	Deutsche Bank AG	7/05/17	(304)
BRL	1,310,000	USD	395,986	Goldman Sachs International	7/05/17	(604)
BRL	2,580,000	USD	779,880	JPMorgan Chase Bank N.A.	7/05/17	(1,189)
USD	198,353	BRL	660,000	Deutsche Bank AG	7/05/17	(847)
EUR	364,212	PLN	1,550,000	Credit Suisse International	9/14/17	(908)
EUR	336,404	PLN	1,429,010	Deutsche Bank AG	9/14/17	(125)
INR	38,500,000	USD	593,678	Goldman Sachs International	9/14/17	(3,459)
JPY	51,000,000	USD	458,890	Bank of America N.A.	9/14/17	(3,615)
JPY	27,000,000	USD	243,902	Deutsche Bank AG	9/14/17	(2,875)
KRW	1,345,000,000	USD	1,201,429	Citibank N.A.	9/14/17	(24,713)
PLN	4,450,000	EUR	1,057,525	Deutsche Bank AG	9/14/17	(10,999)
TWD	36,000,000	USD	1,198,282	Deutsche Bank AG	9/14/17	(11,906)

See Notes to Financial Statements.

28	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,462,381	EUR	2,190,000	Citibank N.A.	9/14/17	$(44,648)
USD	472,484	GBP	370,000	HSBC Bank PLC.	9/14/17	(9,171)
USD	200,720	INR	13,100,000	JPMorgan Chase Bank N.A.	9/14/17	(108)
USD	397,866	KRW	455,000,000	Deutsche Bank AG	9/14/17	(205)
USD	167,148	TRY	605,611	Bank of America N.A.	9/14/17	(1,298)
USD	198,219	TRY	720,000	Bank of America N.A.	9/14/17	(2,044)
USD	219,200	TRY	794,389	Credit Suisse International	9/14/17	(1,753)
USD	400,197	TWD	12,200,000	Goldman Sachs International	9/14/17	(1,853)
USD	782,380	TWD	23,800,000	Goldman Sachs International	9/14/17	(1,947)
USD	195,509	ZAR	2,600,000	Bank of America N.A.	9/14/17	(577)
USD	384,402	ZAR	5,100,000	JPMorgan Chase Bank N.A.	9/14/17	(230)
ZAR	7,700,000	USD	587,405	Morgan Stanley & Co. International PLC	9/14/17	(6,687)
USD	51,341	GBP	40,000	UBS AG	9/21/17	(741)
						(132,847)

Total						$(32,940)

Centrally Cleared Credit Default Swaps — Sell Protection
Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Dow Jones CDX North America High Yield Index, Series 28, Version 1	5.00%	6/20/22	B+	USD	12,911	$(35,270)
Markit iTraxx XO, Series 27, Version 1	5.00%	6/20/22	B+	EUR	8,937	(34,740)
Total						$(70,010)

[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps
Reference Entity	Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Change in Return of the Consumer Price Index for All Urban Consumers	2.24%[1]	1/13/19	USD	$10,375	$(96,760)
Change in Return of the Consumer Price Index for All Urban Consumers	2.25%[1]	1/17/19	USD	13,985	(133,330)
Change in Return of the Consumer Price Index for All Urban Consumers	2.26%[1]	2/01/22	USD	11,735	(218,224)
Change in Return of the Consumer Price Index for All Urban Consumers	2.25%[1]	2/02/22	USD	11,735	(210,900)
Change in Return of the Consumer Price Index for All Urban Consumers	1.94%[1]	5/22/22	USD	6,980	(23,724)
Change in Return of the Consumer Price Index for All Urban Consumers	2.10%[2]	5/22/27	USD	6,980	39,400
Change in Return of the Consumer Price Index for All Urban Consumers	2.16%[2]	5/30/47	USD	5,110	70,026
Total					$(573,512)

[1] The Fund pays the fixed rate and receives the floating rate.
[2] The Fund pays the floating rate and receives the fixed rate.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
(0.14)%[1]	6-Month EURIBOR	N/A		6/08/19	EUR	31,340	$9,999
(0.15)%[1]	6-Month EURIBOR	9/07/17	[3]	9/07/19	EUR	59,050	99,681
0.51%[1]	6-Month GBPLIBOR	9/07/17	[3]	9/07/19	GBP	49,740	321,864
0.63%[2]	6-Month GBPLIBOR	9/07/17	[3]	9/07/19	GBP	26,260	(85,652)
0.64%[2]	6-Month GBPLIBOR	9/07/17	[3]	9/07/19	GBP	23,740	(75,282)
0.66%[2]	6-Month GBPLIBOR	9/07/17	[3]	9/07/19	GBP	26,130	(66,969)
1.59%[2]	3-Month LIBOR	9/07/17	[3]	9/07/19	USD	50,820	(70,947)
0.21%[2]	6-Month EURIBOR	N/A		6/08/22	EUR	12,540	(39,198)
0.24%[2]	6-Month EURIBOR	N/A		6/08/22	EUR	12,780	(24,051)
0.96%[1]	6-Month LIBOR	N/A		6/08/22	GBP	11,170	17,995
0.17%[2]	6-Month EURIBOR	9/07/17	[3]	9/07/22	EUR	23,610	(207,901)
0.25%[1]	6-Month EURIBOR	9/07/17	[3]	9/07/22	EUR	11,820	48,631

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	29

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.75%[2]	6-Month GBPLIBOR	9/07/17	[3]	9/07/22	GBP	19,970	$(376,191)
0.75%[2]	6-Month GBPLIBOR	9/07/17	[3]	9/07/22	GBP	20,860	(392,957)
0.84%[1]	6-Month GBPLIBOR	9/07/17	[3]	9/07/22	GBP	9,630	121,053
0.84%[1]	6-Month GBPLIBOR	9/07/17	[3]	9/07/22	GBP	10,495	131,927
0.85%[1]	6-Month GBPLIBOR	9/07/17	[3]	9/07/22	GBP	10,435	128,503
0.85%[1]	6-Month GBPLIBOR	9/07/17	[3]	9/07/22	GBP	21,145	259,040
0.91%[1]	6-Month GBPLIBOR	9/07/17	[3]	9/07/22	GBP	10,610	88,249
1.85%[1]	6-Month LIBOR	9/07/17	[3]	9/07/22	USD	20,935	138,766
1.92%[1]	6-Month LIBOR	9/07/17	[3]	9/07/22	USD	20,985	71,485
0.84%[2]	6-Month EURIBOR	N/A		6/08/27	EUR	13,070	(84,236)
0.84%[1]	6-Month EURIBOR	N/A		6/08/27	EUR	6,650	37,402
1.17%[2]	6-Month LIBOR	N/A		6/08/27	GBP	5,600	(124,477)
0.76%[2]	6-Month EURIBOR	9/07/17	[3]	9/07/27	EUR	8,580	(179,827)
0.76%[2]	6-Month EURIBOR	9/07/17	[3]	9/07/27	EUR	8,580	(175,024)
0.76%[2]	6-Month EURIBOR	9/07/17	[3]	9/07/27	EUR	10,167	(203,988)
1.10%[2]	6-Month GBPLIBOR	9/07/17	[3]	9/07/27	GBP	10,430	(370,229)
1.13%[1]	6-Month GBPLIBOR	9/07/17	[3]	9/07/27	GBP	10,780	332,470
1.14%[2]	6-Month GBPLIBOR	9/07/17		9/07/27	GBP	5,440	(160,686)
1.15%	6-Month GBPLIBOR	9/07/17	[3]	9/07/27	GBP	5,405	(154,285)
1.16%[1]	6-Month GBPLIBOR	9/07/17	[3]	9/07/27	GBP	4,910	138,327
1.16%[2]	6-Month GBPLIBOR	9/07/17	[3]	9/07/27	GBP	5,440	(148,531)
1.23%[1]	6-Month GBPLIBOR	9/07/17	[3]	9/07/27	GBP	5,500	102,035
2.21%[2]	6-Month LIBOR	9/07/17	[3]	9/07/27	USD	11,065	(89,768)
2.28%[2]	6-Month LIBOR	9/07/17	[3]	9/07/27	USD	11,100	(17,059)
1.46%[1]	6-Month EURIBOR	N/A		6/08/27	EUR	5,200	107,614
1.37%[1]	6-Month EURIBOR	9/07/17	[3]	9/07/47	EUR	3,335	169,069
1.38%[1]	6-Month EURIBOR	9/07/17	[3]	9/07/47	EUR	3,335	163,343
1.39%[1]	6-Month EURIBOR	9/07/17	[3]	9/07/47	EUR	3,950	187,251
1.41%[2]	6-Month GBPLIBOR	9/07/17	[3]	9/07/47	GBP	1,760	(120,906)
1.42%[1]	6-Month GBPLIBOR	9/07/17	[3]	9/07/47	GBP	3,850	249,103
1.48%[2]	6-Month GBPLIBOR	9/07/17	[3]	9/07/47	GBP	2,090	(93,817)
2.54%[1]	3-Month LIBOR	9/07/17	[3]	9/07/47	USD	4,609	6,313
Total							$(331,861)

[1] The Master Portfolio pays the fixed rate and receives the floating rate.
[2] The Master Portfolio pays the floating rate and receives the fixed rate.
[3] Forward Swap.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$1,826,067	—	$1,826,067
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$99,907	—	—	99,907
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	2,930,120	$109,426	3,039,546

Total		—	—	—	$99,907	$4,756,187	$109,426	$4,965,520

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$1,220,387	—	$1,220,387
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$132,847	—	—	132,847
Swaps — centrally cleared	Net unrealized depreciation[1]	—	$70,010	—	—	3,261,981	$682,938	4,014,929

Total		—	$70,010	—	$132,847	$4,482,368	$682,938	$5,368,163

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

30	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

For the period ended June 30, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$3,355,087	—	$3,355,087
Forward foreign currency exchange contracts	—	—	—	$(465,398)	—	—	(465,398)
Swaps	—	$(540,275)	—	—	(343,329)	$79,569	(804,035)

Total	—	$(540,275)	—	$(465,398)	$3,011,758	$79,569	$2,085,654

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$1,124,907	—	$1,124,907
Forward foreign currency exchange contracts	—	—	—	$(1,083)	—	—	(1,083)
Swaps	—	$(8,662)	—	—	(285,972)	$(573,512)	(868,146)

Total	—	$(8,662)	—	$(1,083)	$838,935	$(573,512)	$255,678

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$228,356,071
Average notional value of contracts — short	$121,032,273
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$21,575,246
Average amounts sold — in USD	$23,560,003
Credit default swaps:
Average notional amount — buy protection	$8,543,410
Average notional amount — sell protection	$11,559,196
Interest rate swaps:
Average notional amount — pays fixed rate	$348,152,180
Average notional amount — receives fixed rate	$342,819,320
Inflation swaps:
Average notional amount — pays	$56,510,000
Average notional amount — receives	$6,045,000

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$365,135	$801,475
Forward foreign currency exchange contracts	99,907	132,847
Swaps — centrally cleared	74,304	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$539,346	$934,322

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(439,439)	(801,475)

Total derivative assets and liabilities subject to an MNA	$99,907	$132,847

The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of the related collateral received (and pledged) by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$3,930	$(3,930)	—	—	—
Barclays Bank PLC	13,796	—	—	—	$13,796
Citibank N.A.	64,864	(64,864)	—	—	—
Credit Suisse International	6,848	(2,661)	—	—	4,187
Deutsche Bank AG	2,811	(2,811)	—	—	—
Goldman Sachs International	50	(50)	—	—	—
JPMorgan Chase Bank N.A.	3,127	(1,527)	—	—	1,600
Morgan Stanley & Co. International PLC	4,481	(4,481)	—	—	—

Total	$99,907	$(80,324)	—	—	$19,583

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	31

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$7,534	$(3,930)	—	—	$3,604
Citibank N.A.	69,402	(64,864)	—	—	4,538
Credit Suisse International	2,661	(2,661)	—	—	—
Deutsche Bank AG	27,261	(2,811)	—	—	24,450
Goldman Sachs International	7,863	(50)	—	—	7,813
HSBC Bank PLC	9,171	—	—	—	9,171
JPMorgan Chase Bank N.A.	1,527	(1,527)	—	—	—
Morgan Stanley & Co. International PLC	6,687	(4,481)	—	—	2,206
UBS AG	741	—	—	—	741

Total	$132,847	$(80,324)	—	—	$52,523

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$113,265,242	—	$113,265,242
Corporate Bonds	—	318,122,305	—	318,122,305
Foreign Agency Obligations	—	7,037,375	—	7,037,375
Investment Companies	$23,866,214	—	—	23,866,214
Non-Agency Mortgage-Backed Securities	—	44,555,368	—	44,555,368
U.S. Government Sponsored Agency Securities	—	335,010,486	—	335,010,486
Short-Term Securities	26,193,284	—	—	26,193,284
Liabilities:
Investments:
TBA Sale Commitments	—	(43,117,805)	—	(43,117,805)

Total	$50,059,498	$774,872,971	—	$824,932,469

Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$99,907	—	$99,907
Interest rate contracts	$1,802,124	2,954,063	—	4,756,187
Other contracts	—	109,426	—	109,426
Liabilities:
Credit contracts	—	(70,010)	—	(70,010)
Foreign currency exchange contracts	—	(132,847)		(132,847)
Interest rate contracts	(1,220,387)	(3,261,981)	—	(4,482,368)
Other contracts	—	(682,938)	—	(682,938)

Total	$581,737	$(984,380)	—	$(402,643)

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

32	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Statement of Assets and Liabilities	CoreAlpha Bond Master Portfolio

June 30, 2017 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned of $23,861,146) (cost — $812,583,585)	$817,990,776
Investments at value — affiliated (cost — $49,722,814)	50,059,498
Cash	28,950
Cash pledged:
Futures contracts	3,887,000
Centrally cleared swaps	3,543,000
Foreign currency at value (cost — $1,975,757)	2,003,347
Receivables:
Dividends — unaffiliated	8,637
Dividends — affiliated	827
Interest — unaffiliated	3,675,275
Investments sold	11,681,351
Principal paydowns	26,901
TBA sale commitments	43,248,528
Securities lending income — affiliated	13,414
Variation margin on futures contracts	365,135
Variation margin on centrally cleared swaps	74,304
Unrealized appreciation on forward foreign currency exchange contracts	99,907

Total assets	936,706,850

Liabilities
Cash collateral on securities loaned at value	24,295,770
TBA sale commitments at value (proceeds — $43,248,528)	43,117,805
Payables:
Investment advisory fees	128,393
Investments purchased	203,160,722
Trustees’ fees	6,044
Variation margin on futures contracts	801,475
Professional fees	19,360
Withdrawals to investors	8,477,590
Swaps	409
Unrealized depreciation on forward foreign currency exchange contracts	132,847

Total liabilities	280,140,415

Net Assets	$656,566,435

Net Assets Consist of
Investors’ capital	$651,024,738
Net unrealized appreciation (depreciation)	5,541,697

Net Assets	$656,566,435

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	33

Statement of Operations	CoreAlpha Bond Master Portfolio

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Interest — unaffiliated	$8,243,986
Dividends — affiliated	371,410
Securities lending income — affiliated — net	23,812

Total investment income	8,639,208

Expenses
Investment advisory	835,385
Professional	18,616
Independent Trustees	10,990

Total expenses	864,991
Less fees waived by the Manager	(51,176)

Total expenses after fees waived	813,815

Net investment income	7,825,393

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	597,916
Investments — affiliated	2,288
Futures contracts	3,355,087
Forward foreign currency exchange contracts	(465,398)
Foreign currency transactions	31,380
Swaps	(804,035)

2,717,238

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,291,508
Investments — affiliated	336,392
Futures contracts	1,124,907
Forward foreign currency exchange contracts	(1,083)
Foreign currency translations	66,782
Swaps	(868,146)

5,950,360

Net realized and unrealized gain	8,667,598

Net Increase in Net Assets Resulting from Operations	$16,492,991

See Notes to Financial Statements.

34	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Statements of Changes in Net Assets	CoreAlpha Bond Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$7,825,393	$18,891,966
Net realized gain	2,717,238	1,630,179
Net change in unrealized appreciation (depreciation)	5,950,360	1,738,778

Net increase in net assets resulting from operations	16,492,991	22,260,923

Capital Transactions
Proceeds from contributions	49,496,666	333,288,915
Value of withdrawals	(81,604,163)	(499,366,336)

Net decrease in net assets derived from capital transactions	(32,107,497)	(166,077,421)

Net Assets
Total decrease in net assets	(15,614,506)	(143,816,498)
Beginning of period	672,180,941	815,997,439

End of period	$656,566,435	$672,180,941

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Total Return
Total return	2.46%	[1]	2.46%	0.60%	6.64%	(2.39)%	4.95%

Ratios to Average Net Assets
Total expenses	0.26%	[2],3	0.26%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.24%	[2],3	0.25%	0.24%	0.24%	0.24%	0.24%

Net investment income	2.34%	[2],3	2.33%	2.53%	2.52%	2.23%	2.36%

Supplemental Data
Net assets, end of period (000)	$656,566		$672,181	$815,997	$2,887,381	$3,373,147	$2,789,640

Portfolio turnover rate[4,5]	264%		677%	612%	686%	986%	2,128%

[1]	Aggregate total return.

[2]	Annualized.

[3]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[4]	Portfolio turnover rates include TBA transactions, if any.

[5]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	172%	459%	540%	470%	736%	1,774%

See Notes to Financial Statements.

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Notes to Financial Statements (Unaudited)	CoreAlpha Bond Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s presentation in the Statement of Cash Flows.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolio.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”).

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Morgan Stanley & Co. LLC	$15,022,146	$(15,022,146)	—
USB Securities LLC	8,839,000	(8,839,000)	—

Total	$23,861,146	$(23,861,146)	—

[1]

Collateral with a value of $24,295,770 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•

Swaptions — The Master Portfolio purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Foreign currency options — The Master Portfolio purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — Contracts entered into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s stream of variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular

42	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate of the average daily value of the Master Portfolio’s net assets.

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24%
$3 Billion — $5 Billion	0.23%
$5 Billion — $10 Billion	0.22%
Greater than $10 Billion	0.21%

With respect to the Master Portfolio, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”), affiliates of the Manager. The Manager pays BIL and BFA, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Waivers: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2017, the amount waived was $4,833.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2018. For the six months ended June 30, 2017, the amount waived was $29,606.

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective April 28, 2017, the waiver became contractual through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP

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Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2017, the amount waived was $16,737.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”). The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended June 30, 2017 the Master Portfolio paid BTC $5,953 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the master portfolio’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

7. Purchases and Sales:

For the six months ended June 30, 2017, purchases and sales of investments including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$2,063,423,552	$1,890,347,953
U.S. Government Securities	$46,461,235	$46,501,849

For the six months ended June 30, 2017, purchases and sales related to mortgage dollar rolls were $676,621,849 and $677,212,860, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

44	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	CoreAlpha Bond Master Portfolio

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$863,192,119

Gross unrealized appreciation	$8,712,601
Gross unrealized depreciation	(3,854,446)

Net unrealized appreciation	$4,858,155

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2017, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

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Notes to Financial Statements (concluded)	CoreAlpha Bond Master Portfolio

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform. The Master Portfolio may be exposed to counterparty credit risk with respect to options written to the extent the Master Portfolio deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to the Master Portfolio (the “BFA Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL,” and together with BFA, the “Sub-Advisors”) with respect to the Master Portfolio (the “BIL Sub-Advisory Agreement,” and together with the BFA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). BlackRock CoreAlpha Bond Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Master Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	47

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to the Master Portfolio, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Master Portfolio and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio, each for a one-year term ending June 30, 2018. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

48	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Portfolio ranked in the fourth, third, and fourth quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed the Portfolio’s underperformance during these periods. The Board was informed that, among other things, an overweight position in agency mortgages hindered performance over the five-year period. Short positions in the Indian rupee, euro, and Swedish krona hindered performance over the one-year period.

The Board and BlackRock discussed BlackRock’s strategy for improving the Master Portfolio’s/Portfolio’s investment performance. Discussions covered topics, for the Master Portfolio and Portfolio, as applicable, such as: investment risks undertaken; performance attribution; investment personnel; and the resources appropriate to support the investment processes.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual advisory rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to [the Master Portfolio or the Portfolio, as pertinent]. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	49

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio each ranked in the first quartile relative to the Portfolio’s Expense Peers. The Board also noted that the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Master Portfolio and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio, each for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

50	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisers BlackRock Fund Advisors San Francisco, CA 94105 BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	51

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

52	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2017	53

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CAB-6/17-SAR

JUNE 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock LifePath® Dynamic Retirement Fund
➢	BlackRock LifePath® Dynamic 2020 Fund
➢	BlackRock LifePath® Dynamic 2030 Fund
➢	BlackRock LifePath® Dynamic 2040 Fund
➢	BlackRock LifePath® Dynamic 2050 Fund
➢	BlackRock LifePath® Dynamic 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. For its part, the European Central Bank also began to signal its intent to wind down asset purchases and begin the long move toward policy normalization, contingent upon further improvement in economic growth.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the outlook for economic growth have kept markets relatively tranquil.

In the fifth edition of our Global Investor Pulse Survey, we heard from 28,000 individuals across 18 countries, including more than 4,000 respondents from the United States. While retirement remains the single most important issue for American investors, only a third of respondents feel confident that they will have enough retirement income, and nearly 40% of respondents have yet to begin saving for retirement. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.34%	17.90%
U.S. small cap equities (Russell 2000® Index)	4.99	24.60
International equities (MSCI Europe, Australasia, Far East Index)	13.81	20.27
Emerging market equities (MSCI Emerging Markets Index)	18.43	23.75
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.31	0.49
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.08	(5.58)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.27	(0.31)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.26	(0.28)
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.92	12.69
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK FUNDS III	JUNE 30, 2017	3

Fund Summary as of June 30, 2017	BlackRock LifePath Dynamic Funds

Portfolio Management Commentary

How did each Portfolio perform?

•

Each of the BlackRock LifePath Dynamic Funds with target dates of 2020, 2030, 2040, 2050 and 2060 and the BlackRock LifePath Dynamic Retirement Fund (together, the “LifePath Dynamic Funds” or the “Funds”) invests in its respective LifePath Dynamic Master Portfolio.

•

For the six-month period ended June 30, 2017 (since inception for BlackRock LifePath Dynamic 2060 Fund), each of the LifePath Dynamic Funds outperformed its respective custom benchmark. The returns for the LifePath Dynamic Funds include Fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

•

Tactical asset allocation supported returns, with the largest contribution coming from the Funds’ overweight to the euro (which was structured as a relative value trade with corresponding underweights to a basket of G10 currencies). The euro rallied as a more upbeat tone to communications from the European Central Bank led market participants to anticipate an increased likelihood of tighter monetary policy in the intermediate term. Active positioning in international developed market equities was the second-largest contributor to returns, as an underweight to U.S. equities (paired against an overweight to Japanese equities) boosted returns as the spread between the two assets widened. In terms of underlying actively managed strategies, International Tilts Master Portfolio and active real estate strategies outperformed their respective benchmarks. Active Stock Master Portfolio slightly outperformed its custom benchmark and also contributed to returns.

•

Additionally, select legs of various relative value trades (for example, “long/short” trades) detracted from returns over the period, but these losses were made up for by positive returns from the opposing leg of the trade, resulting in a semi-annual period in which no tactical asset allocation transactions detracted. In terms of underlying actively managed strategies, there were no detractors over the period, as each active manager outpaced their respective benchmark.

Describe recent portfolio activity.

•

Each LifePath Dynamic Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Dynamic Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Dynamic Funds were rebalanced in accordance with their updated strategic allocations, and daily cash flows were allocated to the underlying funds and instruments as appropriate. The Funds entered the period with a preference for European risk assets, with an overweight to both Eurozone equities and currency risk. As the period progressed, the Funds increased their overweight to the euro and introduced new macroeconomic themes that were expressed with overweight Japanese equities versus underweight U.S. equities positions. In the final month of the period, the Funds took profits on some of their overweight euro positions, while maintaining their overweight European equities positions.

Describe portfolio positioning at period end.

•	At period end, each of the LifePath Dynamic Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Dynamic Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Dynamic Fund will change over time according to a “glide path” as each LifePath Dynamic Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Dynamic Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Dynamic Fund, which may be a primary source of income after retirement. As each LifePath Dynamic Fund approaches its target date, its asset allocation will shift so that it invests a greater percentage of its assets in fixed-income funds. The asset allocation targets are established by the portfolio managers. The investment committee, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Dynamic Fund, and determine whether any changes are required to enable each LifePath Dynamic Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the ”Manager”) may adjust the allocation to equity and fixed-income in the LifePath Dynamic Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Dynamic Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Dynamic Fund or achieve its investment objective.

BLACKROCK FUNDS III	JUNE 30, 2017	5

BlackRock LifePath Dynamic Retirement Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic Retirement Fund will be broadly diversified across global asset classes.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index[3]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/06 to 6/30/07	52.2%	9.9%	2.8%	N/A	N/A	N/A	10.2%	N/A	N/A	3.6%	19.5%	1.8%
7/01/07 to 6/30/08	52.8	9.2	2.7	N/A	N/A	11.0%	N/A	N/A	N/A	3.7	18.8	1.8
7/01/08 to 6/30/09	53.0	9.0	N/A	N/A	2.0%	11.3	N/A	N/A	N/A	4.5	18.1	2.1
7/01/09 to 6/30/10	52.9	9.1	N/A	N/A	1.5	10.7	N/A	N/A	N/A	4.9	18.7	2.2
7/01/10 to 6/30/11	53.0	9.1	N/A	N/A	0.9	10.9	N/A	N/A	N/A	4.9	19.1	2.1
7/01/11 to 6/30/12	52.9	9.0	N/A	N/A	0.5	11.7	N/A	19.8%	3.9%	0.4	1.6	0.2
7/01/12 to 6/30/13	52.9	9.1	N/A	2.8%	0.2	10.5	N/A	20.3	4.2	N/A	N/A	N/A
7/01/13 to 6/30/14	52.9	9.1	N/A	3.8	N/A	10.0	N/A	19.6	4.6	N/A	N/A	N/A
7/01/14 to 6/30/15	51.9	8.9	N/A	3.8	0.4	10.6	N/A	20.5	3.9	N/A	N/A	N/A
7/01/15 to 6/30/16	51.2	8.7	N/A	3.7	0.5	11.1	N/A	20.8	3.7	N/A	N/A	N/A
7/01/16 to 6/30/17	51.2	8.8	N/A	3.7	0.5	11.2	N/A	20.7	3.9	N/A	N/A	N/A

[3]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 17 for descriptions of the indexes.

6	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Dynamic Retirement Fund

Performance Summary for the Period Ended June 30, 2017

		Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.57%	7.15%	N/A	5.04%	N/A	4.45%	N/A
Investor A	5.42	6.99	1.37%	4.78	3.65%	4.19	3.63%
Investor C	4.95	6.04	5.04	3.96	3.96	3.37	3.37
Class K	5.62	7.34	N/A	5.35	N/A	4.75	N/A
Class R	5.23	6.72	N/A	4.53	N/A	3.90	N/A
LifePath Dynamic Retirement Fund Custom Benchmark	4.69	6.17	N/A	5.12	N/A	4.81	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	N/A	2.21	N/A	4.48	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	N/A	0.27	N/A	4.27	N/A
Bloomberg Commodity Index	(5.26)	(6.50)	N/A	(9.25)	N/A	(6.49)	N/A
FTSE EPRA/NAREIT Developed Index	4.84	0.21	N/A	7.50	N/A	1.98	N/A
MSCI ACWI ex USA IMI Index	14.30	20.43	N/A	7.58	N/A	1.38	N/A
Russell 1000® Index	9.27	18.03	N/A	14.67	N/A	7.29	N/A
Russell 2000® Index	4.99	24.60	N/A	13.70	N/A	6.92	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	7

BlackRock LifePath Dynamic 2020 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2020 Fund (“LifePath Dynamic 2020 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2020 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index[3]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/06 to 6/30/07	52.2%	9.9%	2.8%	N/A	N/A	N/A	10.2%	N/A	N/A	3.6%	19.5%	1.8%
7/01/07 to 6/30/08	52.8	9.2	2.7	N/A	N/A	11.0%	N/A	N/A	N/A	3.7	18.8	1.8
7/01/08 to 6/30/09	53.0	9.0	N/A	N/A	2.0%	11.3	N/A	N/A	N/A	4.5	18.1	2.1
7/01/09 to 6/30/10	52.9	9.1	N/A	N/A	1.5	10.7	N/A	N/A	N/A	4.9	18.7	2.2
7/01/10 to 6/30/11	53.0	9.1	N/A	N/A	0.9	10.9	N/A	N/A	N/A	4.9	19.1	2.1
7/01/11 to 6/30/12	52.9	9.0	N/A	N/A	0.5	11.7	N/A	19.8%	3.9%	0.4	1.6	0.2
7/01/12 to 6/30/13	52.9	9.1	N/A	2.8%	0.2	10.5	N/A	20.3	4.2	N/A	N/A	N/A
7/01/13 to 6/30/14	41.7	6.8	N/A	3.8	2.6	14.3	N/A	27.0	3.8	N/A	N/A	N/A
7/01/14 to 6/30/15	41.1	6.7	N/A	3.8	2.9	14.9	N/A	27.2	3.4	N/A	N/A	N/A
7/01/15 to 6/30/16	41.3	6.8	N/A	3.7	2.7	15.1	N/A	26.7	3.3	N/A	N/A	N/A
7/01/16 to 6/30/17	43.1	7.2	N/A	3.7	2.4	14.7	N/A	25.5	3.5	N/A	N/A	N/A

[3]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 17 for descriptions of the indexes.

8	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Dynamic 2020 Fund

Performance Summary for the Period Ended June 30, 2017

		Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	6.31%	8.74%	N/A	6.17%	N/A	3.79%	N/A
Investor A	6.21	8.49	2.79%	5.92	4.79%	3.53	2.98%
Investor C	5.78	7.61	6.61	5.11	5.11	2.69	2.69
Class K	6.46	9.04	N/A	6.51	N/A	4.10	N/A
Class R	6.15	8.32	N/A	5.67	N/A	3.23	N/A
LifePath Dynamic 2020 Fund Custom Benchmark	5.48	7.69	N/A	6.34	N/A	4.33	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	N/A	2.21	N/A	4.48	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	N/A	0.27	N/A	4.27	N/A
Bloomberg Commodity Index	(5.26)	(6.50)	N/A	(9.25)	N/A	(6.49)	N/A
FTSE EPRA/NAREIT Developed Index	4.84	0.21	N/A	7.50	N/A	1.98	N/A
MSCI ACWI ex USA IMI Index	14.30	20.43	N/A	7.58	N/A	1.38	N/A
Russell 1000® Index	9.27	18.03	N/A	14.67	N/A	7.29	N/A
Russell 2000® Index	4.99	24.60	N/A	13.70	N/A	6.92	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	9

BlackRock LifePath Dynamic 2030 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2030 Fund (“LifePath Dynamic 2030 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index[3]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/06 to 6/30/07	17.1%	2.7%	5.2%	N/A	N/A	N/A	20.6%	N/A	N/A	6.4%	44.7%	3.3%
7/01/07 to 6/30/08	18.0	2.7	5.5	N/A	N/A	21.7%	N/A	N/A	N/A	6.5	42.4	3.2
7/01/08 to 6/30/09	20.0	2.9	N/A	N/A	6.1%	22.2	N/A	N/A	N/A	6.8	38.8	3.2
7/01/09 to 6/30/10	21.6	3.2	N/A	N/A	7.0	20.6	N/A	N/A	N/A	6.6	38.0	3.0
7/01/10 to 6/30/11	22.6	3.3	N/A	N/A	5.9	20.9	N/A	N/A	N/A	6.2	38.4	2.7
7/01/11 to 6/30/12	24.5	3.6	N/A	N/A	6.0	20.8	N/A	38.4%	2.9%	0.5	3.1	0.2
7/01/12 to 6/30/13	26.7	3.9	N/A	2.9%	5.8	19.6	N/A	38.2	2.9	N/A	N/A	N/A
7/01/13 to 6/30/14	28.5	4.2	N/A	3.8	5.7	19.2	N/A	35.6	3.0	N/A	N/A	N/A
7/01/14 to 6/30/15	24.5	3.7	N/A	3.9	6.9	21.1	N/A	37.3	2.6	N/A	N/A	N/A
7/01/15 to 6/30/16	22.6	3.5	N/A	3.8	7.6	22.0	N/A	37.7	2.5	N/A	N/A	N/A
7/01/16 to 6/30/17	24.1	3.8	N/A	3.9	7.7	21.7	N/A	36.4	2.5	N/A	N/A	N/A

[3]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 17 for descriptions of the indexes.

10	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Dynamic 2030 Fund

Performance Summary for the Period Ended June 30, 2017

		Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.31%	12.38%	N/A	7.74%	N/A	3.82%	N/A
Investor A	8.20	12.11	6.22%	7.48	6.33%	3.55	3.00%
Investor C	7.79	11.23	10.23	6.67	6.67	2.70	2.70
Class K	8.45	12.59	N/A	8.08	N/A	4.13	N/A
Class R	8.11	11.91	N/A	7.23	N/A	3.23	N/A
LifePath Dynamic 2030 Fund Custom Benchmark	7.24	11.00	N/A	7.91	N/A	4.44	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	N/A	2.21	N/A	4.48	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	N/A	0.27	N/A	4.27	N/A
Bloomberg Commodity Index	(5.26)	(6.50)	N/A	(9.25)	N/A	(6.49)	N/A
FTSE EPRA/NAREIT Developed Index	4.84	0.21	N/A	7.50	N/A	1.98	N/A
MSCI ACWI ex USA IMI Index	14.30	20.43	N/A	7.58	N/A	1.38	N/A
Russell 1000® Index	9.27	18.03	N/A	14.67	N/A	7.29	N/A
Russell 2000® Index	4.99	24.60	N/A	13.70	N/A	6.92	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	11

BlackRock LifePath Dynamic 2040 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2040 Fund (“LifePath Dynamic 2040 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Cohen & Steers Realty Majors Index	Bloomberg Commodity Index[3]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/06 to 6/30/07	7.7%	N/A	5.9%	N/A	N/A	N/A	23.5%	N/A	N/A	7.2%	52.0%	3.7%
7/01/07 to 6/30/08	8.3	0.1%	6.4	N/A	N/A	18.8%	6.1	N/A	N/A	7.4	49.3	3.6
7/01/08 to 6/30/09	9.5	1.0	N/A	N/A	7.4%	25.7	N/A	N/A	N/A	7.6	45.2	3.6
7/01/09 to 6/30/10	11.0	1.1	N/A	N/A	8.9	24.0	N/A	N/A	N/A	7.1	44.7	3.2
7/01/10 to 6/30/11	11.8	1.2	N/A	N/A	7.7	24.5	N/A	N/A	N/A	6.6	45.3	2.9
7/01/11 to 6/30/12	13.9	1.5	N/A	N/A	8.1	24.2	N/A	45.4%	2.5%	0.6	3.6	0.2
7/01/12 to 6/30/13	16.4	1.7	N/A	2.9%	8.1	23.3	N/A	45.3	2.3	N/A	N/A	N/A
7/01/13 to 6/30/14	18.2	1.8	N/A	3.9	8.2	23.1	N/A	42.5	2.3	N/A	N/A	N/A
7/01/14 to 6/30/15	10.8	1.2	N/A	4.0	10.5	26.2	N/A	45.2	2.1	N/A	N/A	N/A
7/01/15 to 6/30/16	6.2	0.8	N/A	4.0	12.1	28.1	N/A	46.7	1.9	N/A	N/A	N/A
7/01/16 to 6/30/17	7.6	1.0	N/A	4.1	12.4	27.9	N/A	45.4	1.6	N/A	N/A	N/A

[3]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 17 for descriptions of the indexes.

12	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Dynamic 2040 Fund

Performance Summary for the Period Ended June 30, 2017

		Average Annual Total Returns[1]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.05%	15.56%	N/A	9.02%	N/A	3.77%	N/A
Investor A	9.92	15.24	9.19%	8.75	7.58%	3.51	2.95%
Investor C	9.46	14.32	13.32	7.92	7.92	2.63	2.63
Class K	10.13	15.77	N/A	9.35	N/A	4.08	N/A
Class R	9.74	14.96	N/A	8.49	N/A	3.15	N/A
LifePath Dynamic 2040 Fund Custom Benchmark	8.76	13.88	N/A	9.16	N/A	4.46	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	N/A	2.21	N/A	4.48	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	N/A	0.27	N/A	4.27	N/A
Bloomberg Commodity Index	(5.26)	(6.50)	N/A	(9.25)	N/A	(6.49)	N/A
FTSE EPRA/NAREIT Developed Index	4.84	0.21	N/A	7.50	N/A	1.98	N/A
MSCI ACWI ex USA IMI Index	14.30	20.43	N/A	7.58	N/A	1.38	N/A
Russell 1000® Index	9.27	18.03	N/A	14.67	N/A	7.29	N/A
Russell 2000® Index	4.99	24.60	N/A	13.70	N/A	6.92	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	13

BlackRock LifePath Dynamic 2050 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/08 to 6/30/09	1.0%	N/A	5.4%	30.0%	N/A	N/A	10.6%	48.0%	5.0%
7/01/09 to 6/30/10	1.0	N/A	10.5	27.2	N/A	N/A	8.2	49.4	3.7
7/01/10 to 6/30/11	1.7	N/A	9.5	27.7	N/A	N/A	7.2	50.8	3.1
7/01/11 to 6/30/12	4.1	N/A	10.1	27.2	51.4%	2.2%	0.6	4.1	0.3
7/01/12 to 6/30/13	9.3	3.9%	10.3	26.5	48.3	1.7	N/A	N/A	N/A
7/01/13 to 6/30/14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/01/14 to 6/30/15	4.7	4.1	12.2	28.5	48.5	2.0	N/A	N/A	N/A
7/01/15 to 6/30/16	1.0	0	13.8	30.2	48.7	1.9	N/A	N/A	N/A
7/01/16 to 6/30/17	1.0	4.4	14.6	30.5	47.9	1.6	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 17 for descriptions of the indexes.

14	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Dynamic 2050 Fund

Performance Summary for the Period Ended June 30, 2017

		Average Annual Total Returns[1]
		1 Year		5 Years		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.56%	16.58%	N/A	9.86%	N/A	5.76%	N/A
Investor A	10.44	16.33	10.22%	9.60	8.43%	5.50	4.87%
Investor C	9.99	15.35	14.35	8.76	8.76	4.57	4.57
Class K	10.67	16.82	N/A	10.21	N/A	6.10	N/A
Class R	10.32	16.10	N/A	9.34	N/A	5.12	N/A
LifePath Dynamic 2050 Fund Custom Benchmark	9.34	14.93	N/A	10.07	N/A	6.51	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	N/A	2.21	N/A	4.19	N/A
Bloomberg Commodity Index	(5.26)	(6.50)	N/A	(9.25)	N/A	(10.70)	N/A
FTSE EPRA/NAREIT Developed Index	4.84	0.21	N/A	7.50	N/A	4.81	N/A
MSCI ACWI ex USA IMI Index	14.30	20.43	N/A	7.58	N/A	2.41	N/A
Russell 1000® Index	9.27	18.03	N/A	14.67	N/A	9.73	N/A
Russell 2000® Index	4.99	24.60	N/A	13.70	N/A	9.85	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Dynamic Fund commenced operations on June 30, 2008.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	15

BlackRock LifePath Dynamic 2060 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2060 Fund (“LifePath Dynamic 2060 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

16	BLACKROCK FUNDS III	JUNE 30, 2017

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to May 30, 2008 for LifePath Dynamic Retirement, LifePath Dynamic 2020, LifePath Dynamic 2030 and LifePath Dynamic 2040 Funds, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to May 3, 2010, Investor C Shares’ performance results are those of Institutional Shares restated to reflect Investor C Shares’ fees.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to May 3, 2010, Class R Shares’ performance results are those of Institutional Shares restated to reflect Class R Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Dynamic Fund distributions or the redemption of LifePath Dynamic Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Dynamic Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Dynamic Fund’s expenses. Without such waiver and/or reimbursement, each LifePath Dynamic Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Dynamic Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Dynamic Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Dynamic Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Dynamic Funds’ changing asset allocations over time. As of June 30, 2017, the following indexes are used to calculate the LifePath Dynamic Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), Bloomberg Commodity Index, FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, as applicable.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

BLACKROCK FUNDS III	JUNE 30, 2017	17

Disclosure of Expenses

Shareholders of each LifePath Dynamic Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2017 and held through June 30, 2017, except for LifePath Dynamic 2060 Fund which are based on a hypothetical investment of $1,000 invested on May 31, 2017 (commencement of operations) and held through June 30, 2017) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Dynamic Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Dynamic Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each LifePath Dynamic Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Dynamic Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples
	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
LifePath Dynamic Retirement Fund
Institutional	$1,000.00	$1,055.70	$2.91	$1,000.00	$1,021.97	$2.86	0.57%
Investor A	$1,000.00	$1,054.20	$4.18	$1,000.00	$1,020.73	$4.11	0.82%
Investor C	$1,000.00	$1,049.50	$8.23	$1,000.00	$1,016.76	$8.10	1.62%
Class K	$1,000.00	$1,056.20	$1.89	$1,000.00	$1,022.96	$1.86	0.37%
Class R	$1,000.00	$1,052.30	$5.19	$1,000.00	$1,019.74	$5.11	1.02%
LifePath Dynamic 2020 Fund
Institutional	$1,000.00	$1,063.10	$2.76	$1,000.00	$1,022.12	$2.71	0.54%
Investor A	$1,000.00	$1,062.10	$4.04	$1,000.00	$1,020.88	$3.96	0.79%
Investor C	$1,000.00	$1,057.80	$8.11	$1,000.00	$1,016.91	$7.95	1.59%
Class K	$1,000.00	$1,064.60	$1.74	$1,000.00	$1,023.11	$1.71	0.34%
Class R	$1,000.00	$1,061.50	$5.06	$1,000.00	$1,019.89	$4.96	0.99%
LifePath Dynamic 2030 Fund
Institutional	$1,000.00	$1,083.10	$2.74	$1,000.00	$1,022.17	$2.66	0.53%
Investor A	$1,000.00	$1,082.00	$4.03	$1,000.00	$1,020.93	$3.91	0.78%
Investor C	$1,000.00	$1,077.90	$8.14	$1,000.00	$1,016.96	$7.90	1.58%
Class K	$1,000.00	$1,084.50	$1.71	$1,000.00	$1,023.16	$1.66	0.33%
Class R	$1,000.00	$1,081.10	$5.06	$1,000.00	$1,019.93	$4.91	0.98%
LifePath Dynamic 2040 Fund
Institutional	$1,000.00	$1,100.50	$2.71	$1,000.00	$1,022.22	$2.61	0.52%
Investor A	$1,000.00	$1,099.20	$4.01	$1,000.00	$1,020.98	$3.86	0.77%
Investor C	$1,000.00	$1,094.60	$8.15	$1,000.00	$1,017.01	$7.85	1.57%
Class K	$1,000.00	$1,101.30	$1.67	$1,000.00	$1,023.21	$1.61	0.32%
Class R	$1,000.00	$1,097.40	$5.04	$1,000.00	$1,019.98	$4.86	0.97%
LifePath Dynamic 2050 Fund
Institutional	$1,000.00	$1,105.60	$2.66	$1,000.00	$1,022.27	$2.56	0.51%
Investor A	$1,000.00	$1,104.40	$3.97	$1,000.00	$1,021.03	$3.81	0.76%
Investor C	$1,000.00	$1,099.90	$8.17	$1,000.00	$1,017.01	$7.85	1.57%
Class K	$1,000.00	$1,106.70	$1.62	$1,000.00	$1,023.26	$1.56	0.31%
Class R	$1,000.00	$1,103.20	$5.01	$1,000.00	$1,020.03	$4.81	0.96%
LifePath Dynamic 2060 Fund
Institutional	$1,000.00	$1,007.90	$0.51	$1,000.00	$1,003.60	$0.51	0.62%
Investor A	$1,000.00	$1,007.70	$0.75	$1,000.00	$1,003.36	$0.75	0.91%
Investor C	$1,000.00	$1,007.20	$1.40	$1,000.00	$1,002.71	$1.40	1.70%
Class K	$1,000.00	$1,008.00	$0.28	$1,000.00	$1,003.83	$0.28	0.34%
Class R	$1,000.00	$1,007.60	$0.91	$1,000.00	$1,003.21	$0.91	1.10%

[1]

For each class of the LifePath Dynamic Funds, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown), except each class of LifePath Dynamic 2060 Fund which is multiplied by 30/365 (to reflect the period from May 31, 2017, the commencement of operations, to June 30, 2017). Because each LifePath Dynamic Fund invests all of its assets in a LifePath Dynamic Master Portfolio, the expense examples reflect the net expenses of both the LifePath Dynamic Fund and the LifePath Dynamic Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

18	BLACKROCK FUNDS III	JUNE 30, 2017

Derivative Financial Instruments

The LifePath Dynamic Master Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counter-

party to the transaction or illiquidity of the instrument. The LifePath Dynamic Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Dynamic Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Dynamic Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	19

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)	BlackRock LifePath Dynamic Retirement Fund	BlackRock LifePath Dynamic 2020 Fund	BlackRock LifePath Dynamic 2030 Fund	BlackRock LifePath Dynamic 2040 Fund

Assets
Investments at value — from the applicable LifePath Dynamic Master Portfolio[1]	$139,436,489	$380,122,965	$394,711,466	$321,205,370
Receivables:
Capital shares sold	227,993	313,291	936,508	527,366
Withdrawals from the LifePath Dynamic Master Portfolio	1,985,307	14,290,596	14,135,280	9,019,906

Total assets	141,649,789	394,726,852	409,783,254	330,752,642

Liabilities
Payables:
Capital shares redeemed	2,213,301	14,603,887	15,071,788	9,547,272
Capital gains distributions	98,322	—	464,079	262,633
Administration fees	37,729	108,770	112,135	88,513
Service and distribution fees	18,343	56,215	60,276	46,031
Income dividends	11,122	42,731	35,518	15,573
Professional fees	5,648	5,641	5,665	5,660

Total liabilities	2,384,465	14,817,244	15,749,461	9,965,682

Net Assets	$139,265,324	$379,909,608	$394,033,793	$320,786,960

Net Assets Consist of
Paid-in capital	$109,223,512	$294,172,881	$352,544,061	$245,207,968
Distributions in excess of net investment income	(1,634,515)	(2,738,228)	(2,004,230)	(1,667,930)
Accumulated net realized loss allocated from the LifePath Dynamic Master Portfolio	(16,694,547)	(26,053,261)	(11,404,647)	(14,734,425)
Net unrealized appreciation (depreciation) allocated from the LifePath Dynamic Master Portfolio	48,370,874	114,528,216	54,898,609	91,981,347

Net Assets	$139,265,324	$379,909,608	$394,033,793	$320,786,960

Net Asset Value
Institutional:
Net assets	$42,472,481	$105,826,456	$95,975,641	$82,163,937

Shares outstanding[2]	3,880,131	6,734,223	6,747,251	4,617,066

Net asset value	$10.95	$15.71	$14.22	$17.80

Investor A:
Net assets	$80,291,770	$234,601,470	$257,380,117	$195,878,150

Shares outstanding[2]	8,247,649	16,132,553	18,754,032	11,924,335

Net asset value	$9.74	$14.54	$13.72	$16.43

Investor C:
Net assets	$1,126,573	$3,367,320	$3,656,559	$3,085,923

Shares outstanding[2]	104,159	217,055	261,437	175,929

Net asset value	$10.82	$15.51	$13.99	$17.54

Class K:
Net assets	$14,279,643	$32,597,232	$34,268,380	$36,964,775

Shares outstanding[2]	1,309,031	2,081,904	2,413,084	2,067,733

Net asset value	$10.91	$15.66	$14.20	$17.88

Class R:
Net assets	$1,094,857	$3,517,130	$2,753,096	$2,694,175

Shares outstanding[2]	100,823	225,057	195,402	152,541

Net asset value	$10.86	$15.63	$14.09	$17.66

[1] Investments at cost — affiliated	$91,065,615	$265,594,749	$339,812,857	$229,224,023

[2] Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2017

Statement of Assets and Liabilities (concluded)

June 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2050 Fund	BlackRock LifePath Dynamic 2060 Fund

Assets
Investments at value — from the applicable LifePath Dynamic Master Portfolio[1]	$111,661,112	$2,015,776
Capital shares sold receivable	240,178	—
From the Administrator	—	1,129

Total assets	111,901,290	2,016,905

Liabilities
Payables:
Contributions to the LifePath Dynamic Master Portfolio	176,120	—
Administration fees	28,649	—
Capital shares redeemed	64,058	—
Income dividends	8,356	3,964
Professional fees	5,629	1,391
Service and distribution fees	16,963	30

Total liabilities	299,775	5,385

Net Assets	$111,601,515	$2,011,520

Net Assets Consist of
Paid-in capital	$92,536,552	$2,000,000
Undistributed (distributions in excess of) net investment income	(442,982)	2,610
Accumulated net realized gain (loss) allocated from the LifePath Dynamic Master Portfolio	(2,942,522)	138
Net unrealized appreciation (depreciation) allocated from the LifePath Dynamic Master Portfolio	22,450,467	8,772

Net Assets	$111,601,515	$2,011,520

Net Assets Consist of
Institutional:
Net assets	$18,695,240	$20,115

Shares outstanding[2]	915,773	2,000

Net asset value	$20.41	$10.06

Investor A:
Net assets	$75,689,713	$20,113

Shares outstanding[2]	3,718,368	2,000

Net asset value	$20.36	$10.06

Investor C:
Net assets	$968,680	$20,110

Shares outstanding[2]	48,030	2,000

Net asset value	$20.17	$10.06

Class K:
Net assets	$14,789,334	$1,931,069

Shares outstanding[2]	722,850	192,000

Net asset value	$20.46	$10.06

Class R:
Net assets	$1,458,548	$20,113

Shares outstanding[2]	71,823	2,000

Net asset value	$20.31	$10.06

[1] Investments at cost — affiliated	$89,210,645	$2,007,004

[2] Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	21

Statements of Operations

Six Months Ended June 30, 2017 (Unaudited)	BlackRock LifePath Dynamic Retirement Fund	BlackRock LifePath Dynamic 2020 Fund	BlackRock LifePath Dynamic 2030 Fund	BlackRock LifePath Dynamic 2040 Fund

Investment Income
Net investment income allocated from the applicable LifePath Dynamic Master Portfolio:
Dividends — unaffiliated	$4,218	$70,713	$365,822	$497,307
Interest — affiliated	953,260	2,350,513	1,438,471	422,067
Dividends — affiliated	613,074	2,022,981	2,753,756	2,636,468
Securities lending income — affiliated — net	1,504	2,448	6,180	6,884
Foreign taxes withheld	(726)	(7,292)	(27,645)	(36,188)
Expenses	(431,048)	(1,139,786)	(1,193,454)	(969,963)
Fees waived	272,118	759,210	823,899	687,040

Total investment income	1,412,400	4,058,787	4,167,029	3,243,615

Fund Expenses
Administration — class specific	240,416	681,708	703,904	554,071
Service and distribution — class specific	109,616	339,491	362,121	273,689
Professional	5,886	5,875	5,886	5,875
Miscellaneous	399	3,427	1,140	—

Total expenses	356,317	1,030,501	1,073,051	833,635
Less fees waived by the Administrator	(5,886)	(5,875)	(5,886)	(5,875)

Total expenses after fees waived	350,431	1,024,626	1,067,165	827,760

Net investment income	1,061,969	3,034,161	3,099,864	2,415,855

Realized and Unrealized Gain (Loss) Allocated from the LifePath Dynamic Master Portfolio
Net realized gain from investments, futures contracts, forward foreign currency exchange contracts, foreign currency transactions and capital gain distributions from investment companies — affiliated	3,964,602	11,767,625	17,635,328	17,029,737
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations	2,779,885	10,483,102	13,075,963	12,987,465

Net realized and unrealized gain	6,744,487	22,250,727	30,711,291	30,017,202

Net Increase in Net Assets Resulting from Operations	$7,806,456	$25,284,888	$33,811,155	$32,433,057

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Operations (concluded)

Six Months Ended June 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2050 Fund	BlackRock LifePath Dynamic 2060 Fund[1]

Investment Income
Net investment income allocated from the applicable LifePath Dynamic Master Portfolio:
Dividends — unaffiliated	$212,025	$1,489
Dividends — affiliated	911,263	5,683
Interest — affiliated	34,062	93
Securities lending income — affiliated — net	4,290	—
Foreign taxes withheld	(14,600)	(99)
Expenses	(328,112)	(3,515)
Fees waived	236,929	3,216

Total investment income	1,055,857	6,867

Fund Expenses
Administration — class specific	180,393	262
Service and distribution — class specific	99,147	30
Professional	5,875	1,391
Miscellaneous	57	—

Total expenses	285,472	1,683
Less fees waived by the Administrator	(5,875)	(1,391)

Total expenses after fees waived	279,597	292

Net investment income	776,260	6,575

Realized and Unrealized Gain (Loss) Allocated from the LifePath Dynamic Master Portfolio
Net realized gain from investments, futures contracts, forward foreign currency exchange contracts, foreign currency transactions and capital gain distributions from investment companies — affiliated	5,725,456	138
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations	4,690,797	8,772

Net realized and unrealized gain	10,416,253	8,910

Net Increase in Net Assets Resulting from Operations	$11,192,513	$15,485

[1] Commenced operations on May 31, 2017.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	23

Statements of Changes in Net Assets

	BlackRock LifePath Dynamic Retirement Fund		BlackRock LifePath Dynamic 2020 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$1,061,969	$3,129,612	$3,034,161	$8,323,430
Net realized gain (loss)	3,964,602	(9,829,034)	11,767,625	(15,747,752)
Net change in unrealized appreciation (depreciation)	2,779,885	17,151,505	10,483,102	38,178,563

Net increase in net assets resulting from operations	7,806,456	10,452,083	25,284,888	30,754,241

Distributions to Shareholders[1]
From net investment income:
Institutional	(294,806)	(1,244,964)	(666,435)	(3,119,501)
Investor A	(549,761)	(1,315,159)	(1,465,578)	(4,074,161)
Investor C	(2,327)	(6,913)	(6,369)	(16,967)
Class K	(110,674)	(186,952)	(246,540)	(493,189)
Class R	(5,441)	(8,709)	(15,690)	(45,303)
From net realized gain:
Institutional	(1,331,655)	(23,344)	—	—
Investor A	(2,877,839)	(22,894)	—	—
Investor C	(35,782)	(320)	—	—
Class K	(447,189)	(2,763)	—	—
Class R	(34,521)	(191)	—	—
In excess of net investment income:
Institutional	—	—	—	(19,859)
Investor A	—	—	—	(25,968)
Investor C	—	—	—	(240)
Class K	—	—	—	(2,399)
Class R	—	—	—	(374)

Decrease in net assets resulting from distributions to shareholders	(5,689,995)	(2,812,209)	(2,400,612)	(7,797,961)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(18,513,784)	(106,024,140)	(82,256,490)	(164,214,144)

Net Assets
Total decrease in net assets	(16,397,323)	(98,384,266)	(59,372,214)	(141,257,864)
Beginning of period	155,662,647	254,046,913	439,281,822	580,539,686

End of period	$139,265,324	$155,662,647	$379,909,608	$439,281,822

Distributions in excess of net investment income, end of period	$(1,634,515)	$(1,733,475)	$(2,738,228)	$(3,371,777)

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Changes in Net Assets (continued)

	BlackRock LifePath Dynamic 2030 Fund		BlackRock LifePath Dynamic 2040 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$3,099,864	$8,208,809	$2,415,855	$6,656,555
Net realized gain	17,635,328	14,836,373	17,029,737	735,282
Net change in unrealized appreciation (depreciation)	13,075,963	10,422,029	12,987,465	21,924,328

Net increase in net assets resulting from operations	33,811,155	33,467,211	32,433,057	29,316,165

Distributions to Shareholders[1]
From net investment income:
Institutional	(607,883)	(3,228,476)	(580,487)	(2,869,667)
Investor A	(1,484,471)	(4,709,281)	(1,371,465)	(3,766,613)
Investor C	(5,829)	(26,935)	(7,920)	(21,994)
Class K	(254,322)	(551,553)	(301,490)	(645,213)
Class R	(12,561)	(47,884)	(14,737)	(32,040)
From net realized gain:
Institutional	(4,038,831)	(1,127,441)	(4,113,894)	(573,398)
Investor A	(11,768,492)	(2,240,993)	(11,087,294)	(751,398)
Investor C	(156,361)	(25,964)	(157,093)	(7,624)
Class K	(1,434,153)	(233,586)	(1,841,049)	(92,086)
Class R	(116,545)	(22,454)	(136,023)	(7,158)

Decrease in net assets resulting from distributions to shareholders	(19,879,448)	(12,214,567)	(19,611,452)	(8,767,191)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(67,855,966)	(116,886,320)	(53,177,288)	(85,162,130)

Net Assets
Total decrease in net assets	(53,924,259)	(95,633,676)	(40,355,683)	(64,613,156)
Beginning of period	447,958,052	543,591,728	361,142,643	425,755,799

End of period	$394,033,793	$447,958,052	$320,786,960	$361,142,643

Distributions in excess of net investment income, end of period	$(2,004,230)	$(2,739,028)	$(1,667,930)	$(1,807,686)

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	25

Statements of Changes in Net Assets (concluded)

	BlackRock LifePath Dynamic 2050 Fund		BlackRock LifePath Dynamic 2060 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Period May 31, 2017[1] to June 30, 2017 (Unaudited)

Operations
Net investment income	$776,260	$1,928,656	$6,575
Net realized gain (loss)	5,725,456	(6,172,123)	138
Net change in unrealized appreciation (depreciation)	4,690,797	13,580,043	8,772

Net increase in net assets resulting from operations	11,192,513	9,336,576	15,485

Distributions to Shareholders[2]
From net investment income:
Institutional	(120,421)	(770,591)	(38)
Investor A	(422,411)	(1,249,343)	(34)
Investor C	(2,248)	(7,448)	(24)
Class K	(114,849)	(286,120)	(3,837)
Class R	(7,159)	(23,534)	(32)

Decrease in net assets resulting from distributions to shareholders	(667,088)	(2,337,036)	(3,965)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(15,405,741)	(5,350,155)	2,000,000

Net Assets
Total increase (decrease) in net assets	(4,880,316)	1,649,385	2,011,520
Beginning of period	116,481,831	114,832,446	—

End of period	$111,601,515	$116,481,831	$2,011,520

Undistributed (distributions in excess of) net investment income, end of period	$(442,982)	$(552,154)	$2,610

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	BlackRock LifePath Dynamic Retirement Fund

			Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.78		$10.33	$11.07	$11.72	$11.80	$11.39

Net investment income[1]	0.09		0.18	0.16	0.18	0.16	0.20
Net realized and unrealized gain (loss)	0.51		0.43	(0.33)	0.38	0.57	0.77

Net increase (decrease) from investment operations	0.60		0.61	(0.17)	0.56	0.73	0.97

Distributions:[2]
From net investment income	(0.08)		(0.16)	(0.20)	(0.19)	(0.16)	(0.21)
From net realized gain	(0.35)		(0.00)[3]	(0.36)	(1.02)	(0.65)	(0.35)
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.43)		(0.16)	(0.57)	(1.21)	(0.81)	(0.56)

Net asset value, end of period	$10.95		$10.78	$10.33	$11.07	$11.72	$11.80

Total Return[4]
Based on net asset value	5.57%	[5]	5.91%	(1.52)%	4.75%	6.25%	8.61%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.58%	[9]	0.58%	0.75%	0.75%	0.76%	0.78%

Total expenses after fees waived	0.57%	[9]	0.58%	0.70%	0.75%	0.75%	0.78%

Net investment income	1.56%	[9]	1.66%	1.48%	1.52%	1.34%	1.70%

Supplemental Data
Net assets, end of period (000)	$42,472		$60,166	$141,034	$234,280	$342,615	$390,150

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	4%	[10]	37% [10]	21% [11]	14% [12]	17% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.38%, 0.35%, 0.31%, 0.31%, 0.30% and 0.29% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.10%	0.09%	0.10%	0.10%	0.08%

[9]	Annualized.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[11]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	27

Financial Highlights (continued)	BlackRock LifePath Dynamic Retirement Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$9.64		$9.25	$9.99	$10.69	$10.84	$10.50

Net investment income[1]	0.07		0.14	0.12	0.14	0.12	0.16
Net realized and unrealized gain (loss)	0.45		0.39	(0.30)	0.35	0.51	0.72

Net increase (decrease) from investment operations	0.52		0.53	(0.18)	0.49	0.63	0.88

Distributions:[2]
From net investment income	(0.07)		(0.14)	(0.19)	(0.17)	(0.13)	(0.19)
From net realized gain	(0.35)		(0.00)[3]	(0.36)	(1.02)	(0.65)	(0.35)
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.42)		(0.14)	(0.56)	(1.19)	(0.78)	(0.54)

Net asset value, end of period	$9.74		$9.64	$9.25	$9.99	$10.69	$10.84

Total Return[4]
Based on net asset value	5.42%	[5]	5.78%	(1.89)%	4.56%	5.94%	8.46%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.83%	[9]	0.84%	1.00%	1.01%	1.01%	1.03%

Total expenses after fees waived	0.82%	[9]	0.83%	0.95%	1.00%	1.00%	1.03%

Net investment income	1.36%	[9]	1.49%	1.25%	1.27%	1.08%	1.47%

Supplemental Data
Net assets, end of period (000)	$80,292		$81,929	$102,207	$139,853	$155,402	$189,898

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	4%	[10]	37% [10]	21% [11]	14% [12]	17% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.38%, 0.35%, 0.31%, 0.33%, 0.30% and 0.29% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.10%	0.09%	0.10%	0.10%	0.08%

[9]	Annualized.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[11]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic Retirement Fund

	Investor C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.67		$10.22	$10.97	$11.64	$11.76	$11.36

Net investment income[1]	0.03		0.07	0.06	0.07	0.04	0.08
Net realized and unrealized gain (loss)	0.49		0.44	(0.34)	0.36	0.56	0.77

Net increase (decrease) from investment operations	0.52		0.51	(0.28)	0.43	0.60	0.85

Distributions:[2]
From net investment income	(0.02)		(0.06)	(0.10)	(0.08)	(0.07)	(0.10)
From net realized gain	(0.35)		(0.00)[3]	(0.36)	(1.02)	(0.65)	(0.35)
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.37)		(0.06)	(0.47)	(1.10)	(0.72)	(0.45)

Net asset value, end of period	$10.82		$10.67	$10.22	$10.97	$11.64	$11.76

Total Return[4]
Based on net asset value	4.95%	[5]	4.97%	(2.56)%	3.70%	5.12%	7.55%

Ratios to Average Net Assets[6,7,8]
Total expenses	1.63%	[9]	1.63%	1.76%	1.76%	1.77%	1.78%

Total expenses after fees waived	1.62%	[9]	1.63%	1.70%	1.75%	1.76%	1.78%

Net investment income	0.57%	[9]	0.66%	0.56%	0.56%	0.33%	0.70%

Supplemental Data
Net assets, end of period (000)	$1,127		$1,068	$1,573	$1,295	$511	$135

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	4%	[10]	37% [10]	21% [11]	14% [12]	17% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.38%, 0.35%, 0.31%, 0.33%, 0.30% and 0.29% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.10%	0.09%	0.10%	0.10%	0.08%

[9]	Annualized.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[11]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	29

Financial Highlights (continued)	BlackRock LifePath Dynamic Retirement Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.75		$10.30	$11.05	$11.69	$11.78	$11.37

Net investment income[1]	0.10		0.21	0.21	0.22	0.20	0.25
Net realized and unrealized gain (loss)	0.50		0.43	(0.35)	0.39	0.56	0.77

Net increase (decrease) from investment operations	0.60		0.64	(0.14)	0.61	0.76	1.02

Distributions:[2]
From net investment income	(0.09)		(0.19)	(0.24)	(0.23)	(0.20)	(0.26)
From net realized gain	(0.35)		(0.00)[3]	(0.36)	(1.02)	(0.65)	(0.35)
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.44)		(0.19)	(0.61)	(1.25)	(0.85)	(0.61)

Net asset value, end of period	$10.91		$10.75	$10.30	$11.05	$11.69	$11.78

Total Return[4]
Based on net asset value	5.62%	[5]	6.20%	(1.28)%	5.24%	6.54%	9.03%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.38%	[9]	0.39%	0.42%	0.40%	0.40%	0.43%

Total expenses after fees waived	0.37%	[9]	0.38%	0.42%	0.40%	0.40%	0.43%

Net investment income	1.84%	[9]	2.02%	1.96%	1.86%	1.67%	2.07%

Supplemental Data
Net assets, end of period (000)	$14,280		$11,571	$8,577	$3,019	$3,675	$7,378

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	4%	[10]	37% [10]	21% [11]	14% [12]	17% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.38%, 0.34%, 0.30%, 0.33%, 0.30% and 0.30% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.10%	0.09%	0.10%	0.10%	0.08%

[9]	Annualized.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[11]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (concluded)	BlackRock LifePath Dynamic Retirement Fund

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.71		$10.26	$11.01	$11.65	$11.75	$11.36

Net investment income[1]	0.06		0.15	0.10	0.12	0.10	0.17
Net realized and unrealized gain (loss)	0.50		0.42	(0.33)	0.38	0.55	0.76

Net increase (decrease) from investment operations	0.56		0.57	(0.23)	0.50	0.65	0.93

Distributions:[2]
From net investment income	(0.06)		(0.12)	(0.15)	(0.12)	(0.10)	(0.19)
From net realized gain	(0.35)		(0.00)[3]	(0.36)	(1.02)	(0.65)	(0.35)
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.41)		(0.12)	(0.52)	(1.14)	(0.75)	(0.54)

Net asset value, end of period	$10.86		$10.71	$10.26	$11.01	$11.65	$11.75

Total Return[4]
Based on net asset value	5.23%	[5]	5.59%	(2.10)%	4.25%	5.61%	8.26%

Ratios to Average Net Assets[6,7,8]
Total expenses	1.03%	[9]	1.04%	1.25%	1.25%	1.26%	1.27%

Total expenses after fees waived	1.02%	[9]	1.04%	1.19%	1.25%	1.25%	1.26%

Net investment income	1.18%	[9]	1.40%	0.99%	0.98%	0.85%	1.38%

Supplemental Data
Net assets, end of period (000)	$1,095		$928	$656	$895	$2,060	$2,609

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	4%	[10]	37% [10]	21% [11]	14% [12]	17% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.38%, 0.35%, 0.31%, 0.31%, 0.30% and 0.32% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.10%	0.09%	0.10%	0.10%	0.08%

[9]	Annualized.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[11]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	31

Financial Highlights	BlackRock LifePath Dynamic 2020 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.87		$14.21	$15.65	$16.75	$16.42	$15.22

Net investment income[1]	0.12		0.25	0.23	0.26	0.25	0.29
Net realized and unrealized gain (loss)	0.82		0.64	(0.49)	0.58	1.32	1.38

Net increase (decrease) from investment operations	0.94		0.89	(0.26)	0.84	1.57	1.67

Distributions:[2]
From net investment income	(0.10)		(0.23)	(0.27)	(0.26)	(0.26)	(0.29)
In excess of net investment income	—		(0.00)[3]	—	—	—	—
From net realized gain	—		—	(0.89)	(1.68)	(0.98)	(0.18)
From return of capital	—		—	(0.02)	—	—	—

Total distributions	(0.10)		(0.23)	(1.18)	(1.94)	(1.24)	(0.47)

Net asset value, end of period	$15.71		$14.87	$14.21	$15.65	$16.75	$16.42

Total Return[4]
Based on net asset value	6.31%	[5]	6.29%	(1.78)%	5.06%	9.67%	10.99%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.54%	[9]	0.58%	0.73%	0.74%	0.73%	0.75%

Total expenses after fees waived	0.54%	[9]	0.58%	0.73%	0.74%	0.73%	0.75%

Net investment income	1.60%	[9]	1.69%	1.44%	1.50%	1.47%	1.77%

Supplemental Data
Net assets, end of period (000)	$105,826		$147,116	$259,411	$490,447	$698,251	$688,545

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	7%	[10]	50% [10]	18% [11]	21% [12]	19% [12]	5% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.37%, 0.35%, 0.34%, 0.34%, 0.32% and 0.32% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.11%	0.11%	0.11%	0.12%	0.11%

[9]	Annualized.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[11]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2020 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.77		$13.18	$14.61	$15.77	$15.53	$14.43

Net investment income[1]	0.10		0.20	0.18	0.20	0.19	0.24
Net realized and unrealized gain (loss)	0.75		0.59	(0.46)	0.55	1.25	1.30

Net increase (decrease) from investment operations	0.85		0.79	(0.28)	0.75	1.44	1.54

Distributions:[2]
From net investment income	(0.08)		(0.20)	(0.24)	(0.23)	(0.22)	(0.26)
In excess of net investment income	—		(0.00)[3]	—	—	—	—
From net realized gain	—		—	(0.89)	(1.68)	(0.98)	(0.18)
From return of capital	—		—	(0.02)	—	—	—

Total distributions	(0.08)		(0.20)	(1.15)	(1.91)	(1.20)	(0.44)

Net asset value, end of period	$14.54		$13.77	$13.18	$14.61	$15.77	$15.53

Total Return[4]
Based on net asset value	6.21%	[5]	6.04%	(2.03)%	4.79%	9.39%	10.67%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.79%	[9]	0.83%	0.98%	0.99%	0.98%	1.00%

Total expenses after fees waived	0.79%	[9]	0.83%	0.98%	0.98%	0.98%	1.00%

Net investment income	1.40%	[9]	1.50%	1.24%	1.26%	1.21%	1.55%

Supplemental Data
Net assets, end of period (000)	$234,601		$256,435	$297,027	$367,281	$390,380	$410,926

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	7%	[10]	50% [10]	18% [11]	21% [12]	19% [12]	5% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.37%, 0.35%, 0.33%, 0.35%, 0.32% and 0.32% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.11%	0.11%	0.11%	0.12%	0.11%

[9]	Annualized.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[11]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	33

Financial Highlights (continued)	BlackRock LifePath Dynamic 2020 Fund

	Investor C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.69		$14.05	$15.49	$16.62	$16.32	$15.16

Net investment income[1]	0.05		0.11	0.08	0.09	0.09	0.14
Net realized and unrealized gain (loss)	0.80		0.62	(0.50)	0.57	1.30	1.36

Net increase (decrease) from investment operations	0.85		0.73	(0.42)	0.66	1.39	1.50

Distributions:[2]
From net investment income	(0.03)		(0.09)	(0.11)	(0.11)	(0.11)	(0.16)
In excess of net investment income	—		(0.00)[3]	—	—	—	—
From net realized gain	—		—	(0.89)	(1.68)	(0.98)	(0.18)
From return of capital	—		—	(0.02)	—	—	—

Total distributions	(0.03)		(0.09)	(1.02)	(1.79)	(1.09)	(0.34)

Net asset value, end of period	$15.51		$14.69	$14.05	$15.49	$16.62	$16.32

Total Return[4]
Based on net asset value	5.78%	[5]	5.23%	(2.77)%	3.98%	8.58%	9.87%

Ratios to Average Net Assets[6,7,8]
Total expenses	1.59%	[9]	1.63%	1.74%	1.74%	1.73%	1.75%

Total expenses after fees waived	1.59%	[9]	1.63%	1.73%	1.73%	1.73%	1.75%

Net investment income	0.67%	[9]	0.76%	0.49%	0.54%	0.51%	0.87%

Supplemental Data
Net assets, end of period (000)	$3,367		$2,871	$2,233	$2,981	$2,193	$1,262

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	7%	[10]	50% [10]	18% [11]	21% [12]	19% [12]	5% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.37%, 0.35%, 0.33%, 0.36%, 0.32% and 0.32% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.11%	0.11%	0.11%	0.12%	0.11%

[9]	Annualized.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[11]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2020 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.82		$14.16	$15.61	$16.73	$16.39	$15.20

Net investment income[1]	0.14		0.29	0.30	0.32	0.30	0.35
Net realized and unrealized gain (loss)	0.82		0.64	(0.51)	0.57	1.33	1.37

Net increase (decrease) from investment operations	0.96		0.93	(0.21)	0.89	1.63	1.72

Distributions:[2]
From net investment income	(0.12)		(0.27)	(0.33)	(0.33)	(0.31)	(0.35)
In excess of net investment income	—		(0.00)[3]	—	—	—	—
From net realized gain	—		—	(0.89)	(1.68)	(0.98)	(0.18)
From return of capital	—		—	(0.02)	—	—	—

Total distributions	(0.12)		(0.27)	(1.24)	(2.01)	(1.29)	(0.53)

Net asset value, end of period	$15.66		$14.82	$14.16	$15.61	$16.73	$16.39

Total Return[4]
Based on net asset value	6.46%	[5]	6.57%	(1.46)%	5.35%	10.11%	11.36%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.34%	[9]	0.38%	0.40%	0.39%	0.38%	0.40%

Total expenses after fees waived	0.34%	[9]	0.38%	0.40%	0.38%	0.37%	0.40%

Net investment income	1.87%	[9]	2.02%	1.96%	1.90%	1.77%	2.18%

Supplemental Data
Net assets, end of period (000)	$32,597		$29,608	$18,412	$9,545	$6,500	$11,609

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	7%	[10]	50% [10]	18% [11]	21% [12]	19% [12]	5% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.37%, 0.35%, 0.33%, 0.36%, 0.32% and 0.32% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.11%	0.11%	0.11%	0.12%	0.11%

[9]	Annualized.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[11]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	35

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2020 Fund

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.79		$14.14	$15.59	$16.70	$16.36	$15.20

Net investment income[1]	0.09		0.19	0.16	0.17	0.16	0.25
Net realized and unrealized gain (loss)	0.82		0.63	(0.50)	0.58	1.33	1.32

Net increase (decrease) from investment operations	0.91		0.82	(0.34)	0.75	1.49	1.57

Distributions:[2]
From net investment income	(0.07)		(0.17)	(0.20)	(0.18)	(0.17)	(0.23)
In excess of net investment income	—		(0.00)[3]	—	—	—	—
From net realized gain	—		—	(0.89)	(1.68)	(0.98)	(0.18)
From return of capital	—		—	(0.02)	—	—	—

Total distributions	(0.07)		(0.17)	(1.11)	(1.86)	(1.15)	(0.41)

Net asset value, end of period	$15.63		$14.79	$14.14	$15.59	$16.70	$16.36

Total Return[4]
Based on net asset value	6.15%	[5]	5.79%	(2.25)%	4.49%	9.20%	10.36%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.99%	[9]	1.03%	1.23%	1.24%	1.23%	1.25%

Total expenses after fees waived	0.99%	[9]	1.03%	1.23%	1.23%	1.23%	1.25%

Net investment income	1.22%	[9]	1.31%	1.04%	1.01%	0.94%	1.53%

Supplemental Data
Net assets, end of period (000)	$3,517		$3,252	$3,457	$2,580	$3,167	$2,862

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	7%	[10]	50% [10]	18% [11]	21% [12]	19% [12]	5% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.37%, 0.35%, 0.33%, 0.35%, 0.32% and 0.33% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.10%	0.11%	0.11%	0.11%	0.12%	0.11%

[9]	Annualized.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[11]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	BlackRock LifePath Dynamic 2030 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.79		$13.20	$14.71	$16.01	$15.25	$14.11

Net investment income[1]	0.11		0.23	0.22	0.24	0.26	0.28
Net realized and unrealized gain (loss)	1.03		0.72	(0.51)	0.61	1.80	1.56

Net increase (decrease) from investment operations	1.14		0.95	(0.29)	0.85	2.06	1.84

Distributions:[2]
From net investment income	(0.09)		(0.25)	(0.25)	(0.26)	(0.26)	(0.28)
From net realized gain	(0.62)		(0.11)	(0.96)	(1.89)	(1.04)	(0.42)
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.71)		(0.36)	(1.22)	(2.15)	(1.30)	(0.70)

Net asset value, end of period	$14.22		$13.79	$13.20	$14.71	$16.01	$15.25

Total Return[3]
Based on net asset value	8.31%	[4]	7.24%	(2.05)%	5.32%	13.66%	13.09%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.53%	[8]	0.56%	0.70%	0.71%	0.70%	0.73%

Total expenses after fees waived	0.53%	[8]	0.56%	0.70%	0.71%	0.70%	0.73%

Net investment income	1.58%	[8]	1.73%	1.46%	1.50%	1.62%	1.84%

Supplemental Data
Net assets, end of period (000)	$95,976		$141,217	$222,491	$449,354	$674,558	$630,131

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	13%	[9]	61% [9]	21% [10]	33% [11]	22% [11]	5% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.39%, 0.37%, 0.37%, 0.37%, 0.33% and 0.34% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.12%	0.14%	0.14%	0.15%	0.13%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	37

Financial Highlights (continued)	BlackRock LifePath Dynamic 2030 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.33		$12.78	$14.28	$15.62	$14.90	$13.81

Net investment income[1]	0.10		0.20	0.18	0.20	0.21	0.24
Net realized and unrealized gain (loss)	0.99		0.68	(0.49)	0.58	1.77	1.52

Net increase (decrease) from investment operations	1.09		0.88	(0.31)	0.78	1.98	1.76

Distributions:[2]
From net investment income	(0.08)		(0.22)	(0.22)	(0.23)	(0.22)	(0.25)
From net realized gain	(0.62)		(0.11)	(0.96)	(1.89)	(1.04)	(0.42)
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.70)		(0.33)	(1.19)	(2.12)	(1.26)	(0.67)

Net asset value, end of period	$13.72		$13.33	$12.78	$14.28	$15.62	$14.90

Total Return[3]
Based on net asset value	8.20%	[4]	6.93%	(2.25)%	4.98%	13.44%	12.75%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.78%	[8]	0.81%	0.95%	0.96%	0.95%	0.98%

Total expenses after fees waived	0.78%	[8]	0.81%	0.95%	0.96%	0.95%	0.98%

Net investment income	1.40%	[8]	1.53%	1.28%	1.28%	1.36%	1.62%

Supplemental Data
Net assets, end of period (000)	$257,380		$271,354	$298,579	$350,201	$356,117	$343,885

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	13%	[9]	61% [9]	21% [10]	33% [11]	22% [11]	5% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.39%, 0.37%, 0.36%, 0.37%, 0.33% and 0.34% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.12%	0.14%	0.14%	0.15%	0.13%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% for the year ended December 31, 2012.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2030 Fund

	Investor C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.58		$13.01	$14.52	$15.85	$15.13	$14.05

Net investment income[1]	0.04		0.10	0.08	0.09	0.13	0.16
Net realized and unrealized gain (loss)	1.01		0.69	(0.51)	0.58	1.76	1.51

Net increase (decrease) from investment operations	1.05		0.79	(0.43)	0.67	1.89	1.67

Distributions:[2]
From net investment income	(0.02)		(0.11)	(0.11)	(0.11)	(0.13)	(0.17)
From net realized gain	(0.62)		(0.11)	(0.96)	(1.89)	(1.04)	(0.42)
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.64)		(0.22)	(1.08)	(2.00)	(1.17)	(0.59)

Net asset value, end of period	$13.99		$13.58	$13.01	$14.52	$15.85	$15.13

Total Return[3]
Based on net asset value	7.79%	[4]	6.12%	(3.01)%	4.23%	12.59%	11.92%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.58%	[8]	1.61%	1.71%	1.71%	1.71%	1.72%

Total expenses after fees waived	1.58%	[8]	1.61%	1.71%	1.71%	1.71%	1.72%

Net investment income	0.63%	[8]	0.74%	0.56%	0.55%	0.79%	1.05%

Supplemental Data
Net assets, end of period (000)	$3,657		$3,217	$3,173	$3,053	$2,531	$1,010

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	13%	[9]	61% [9]	21% [10]	33% [11]	22% [11]	5% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.39%, 0.37%, 0.36%, 0.38%, 0.34% and 0.35% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.12%	0.14%	0.14%	0.15%	0.13%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	39

Financial Highlights (continued)	BlackRock LifePath Dynamic 2030 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.77		$13.19	$14.70	$16.01	$15.25	$14.12

Net investment income[1]	0.13		0.28	0.29	0.31	0.31	0.34
Net realized and unrealized gain (loss)	1.03		0.69	(0.52)	0.60	1.81	1.55

Net increase (decrease) from investment operations	1.16		0.97	(0.23)	0.91	2.12	1.89

Distributions:[2]
From net investment income	(0.11)		(0.28)	(0.31)	(0.33)	(0.32)	(0.34)
From net realized gain	(0.62)		(0.11)	(0.96)	(1.89)	(1.04)	(0.42)
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.73)		(0.39)	(1.28)	(2.22)	(1.36)	(0.76)

Net asset value, end of period	$14.20		$13.77	$13.19	$14.70	$16.01	$15.25

Total Return[3]
Based on net asset value	8.45%	[4]	7.42%	(1.66)%	5.66%	14.05%	13.43%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.33%	[8]	0.36%	0.37%	0.36%	0.35%	0.38%

Total expenses after fees waived	0.33%	[8]	0.36%	0.37%	0.36%	0.35%	0.38%

Net investment income	1.87%	[8]	2.04%	2.01%	1.89%	1.95%	2.26%

Supplemental Data
Net assets, end of period (000)	$34,268		$29,419	$16,171	$9,518	$8,666	$11,077

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	13%	[9]	61% [9]	21% [10]	33% [11]	22% [11]	5% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.39%, 0.37%, 0.36%, 0.36%, 0.34% and 0.35% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.12%	0.14%	0.14%	0.15%	0.13%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% for the year ended December 31, 2012.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2030 Fund

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.67		$13.09	$14.60	$15.92	$15.17	$14.08

Net investment income[1]	0.08		0.17	0.15	0.17	0.18	0.28
Net realized and unrealized gain (loss)	1.02		0.71	(0.50)	0.59	1.80	1.47

Net increase (decrease) from investment operations	1.10		0.88	(0.35)	0.76	1.98	1.75

Distributions:[2]
From net investment income	(0.06)		(0.19)	(0.19)	(0.19)	(0.19)	(0.24)
From net realized gain	(0.62)		(0.11)	(0.96)	(1.89)	(1.04)	(0.42)
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.68)		(0.30)	(1.16)	(2.08)	(1.23)	(0.66)

Net asset value, end of period	$14.09		$13.67	$13.09	$14.60	$15.92	$15.17

Total Return[3]
Based on net asset value	8.11%	[4]	6.74%	(2.50)%	4.73%	13.14%	12.48%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.98%	[8]	1.01%	1.20%	1.21%	1.21%	1.22%

Total expenses after fees waived	0.98%	[8]	1.01%	1.20%	1.21%	1.21%	1.22%

Net investment income	1.19%	[8]	1.30%	1.07%	1.02%	1.15%	1.84%

Supplemental Data
Net assets, end of period (000)	$2,753		$2,751	$3,178	$3,044	$3,155	$2,088

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	13%	[9]	61% [9]	21% [10]	33% [11]	22% [11]	5% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.39%, 0.37%, 0.36%, 0.34%, 0.34% and 0.35% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.12%	0.14%	0.14%	0.15%	0.13%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	41

Financial Highlights	BlackRock LifePath Dynamic 2040 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$17.15		$16.24	$18.37	$20.06	$18.62	$16.98

Net investment income[1]	0.14		0.29	0.27	0.31	0.35	0.35
Net realized and unrealized gain (loss)	1.58		1.00	(0.67)	0.79	2.77	2.14

Net increase (decrease) from investment operations	1.72		1.29	(0.40)	1.10	3.12	2.49

Distributions:[2]
From net investment income	(0.13)		(0.32)	(0.30)	(0.32)	(0.34)	(0.36)
From net realized gain	(0.94)		(0.06)	(1.43)	(2.47)	(1.34)	(0.49)

Total distributions	(1.07)		(0.38)	(1.73)	(2.79)	(1.68)	(0.85)

Net asset value, end of period	$17.80		$17.15	$16.24	$18.37	$20.06	$18.62

Total Return[3]
Based on net asset value	10.05%	[4]	7.97%	(2.29)%	5.48%	16.92%	14.73%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.52%	[8]	0.54%	0.67%	0.69%	0.69%	0.71%

Total expenses after fees waived	0.52%	[8]	0.54%	0.67%	0.69%	0.68%	0.71%

Net investment income	1.52%	[8]	1.74%	1.46%	1.51%	1.75%	1.91%

Supplemental Data
Net assets, end of period (000)	$82,164		$121,623	$186,357	$434,049	$615,699	$536,902

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	18%	[9]	77% [9]	19% [10]	42% [11]	26% [11]	4% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.41%, 0.38%, 0.39%, 0.39%, 0.35% and 0.36% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.14%	0.17%	0.16%	0.17%	0.15%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2040 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.91		$15.10	$17.22	$18.98	$17.69	$16.18

Net investment income[1]	0.11		0.24	0.23	0.25	0.28	0.30
Net realized and unrealized gain (loss)	1.46		0.92	(0.65)	0.75	2.64	2.02

Net increase (decrease) from investment operations	1.57		1.16	(0.42)	1.00	2.92	2.32

Distributions:[2]
From net investment income	(0.11)		(0.29)	(0.27)	(0.29)	(0.29)	(0.32)
From net realized gain	(0.94)		(0.06)	(1.43)	(2.47)	(1.34)	(0.49)

Total distributions	(1.05)		(0.35)	(1.70)	(2.76)	(1.63)	(0.81)

Net asset value, end of period	$16.43		$15.91	$15.10	$17.22	$18.98	$17.69

Total Return[3]
Based on net asset value	9.92%	[4]	7.69%	(2.57)%	5.23%	16.70%	14.41%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.77%	[8]	0.79%	0.93%	0.94%	0.94%	0.96%

Total expenses after fees waived	0.77%	[8]	0.79%	0.92%	0.94%	0.93%	0.96%

Net investment income	1.34%	[8]	1.55%	1.31%	1.30%	1.48%	1.69%

Supplemental Data
Net assets, end of period (000)	$195,878		$201,118	$221,048	$264,312	$262,573	$247,317

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	18%	[9]	77% [9]	19% [10]	42% [11]	26% [11]	4% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.41%, 0.38%, 0.38%, 0.40%, 0.35% and 0.36% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.14%	0.17%	0.16%	0.17%	0.15%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	43

Financial Highlights (continued)	BlackRock LifePath Dynamic 2040 Fund

	Investor C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.93		$16.05	$18.19	$19.89	$18.49	$16.92

Net investment income[1]	0.05		0.13	0.11	0.11	0.17	0.21
Net realized and unrealized gain (loss)	1.55		0.96	(0.69)	0.79	2.73	2.08

Net increase (decrease) from investment operations	1.60		1.09	(0.58)	0.90	2.90	2.29

Distributions:[2]
From net investment income	(0.05)		(0.15)	(0.13)	(0.13)	(0.16)	(0.23)
From net realized gain	(0.94)		(0.06)	(1.43)	(2.47)	(1.34)	(0.49)

Total distributions	(0.99)		(0.21)	(1.56)	(2.60)	(1.50)	(0.72)

Net asset value, end of period	$17.54		$16.93	$16.05	$18.19	$19.89	$18.49

Total Return[3]
Based on net asset value	9.46%	[4]	6.82%	(3.28)%	4.49%	15.80%	13.59%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.57%	[8]	1.60%	1.68%	1.69%	1.69%	1.71%

Total expenses after fees waived	1.57%	[8]	1.59%	1.68%	1.69%	1.69%	1.71%

Net investment income	0.59%	[8]	0.78%	0.61%	0.55%	0.85%	1.12%

Supplemental Data
Net assets, end of period (000)	$3,086		$2,567	$2,492	$2,277	$1,944	$1,185

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	18%	[9]	77% [9]	19% [10]	42% [11]	26% [11]	4% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.41%, 0.38%, 0.38%, 0.41%, 0.35% and 0.36% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.14%	0.17%	0.16%	0.17%	0.15%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2040 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$17.23		$16.32	$18.47	$20.16	$18.69	$17.05

Net investment income[1]	0.16		0.34	0.40	0.39	0.41	0.44
Net realized and unrealized gain (loss)	1.58		0.99	(0.75)	0.79	2.81	2.12

Net increase (decrease) from investment operations	1.74		1.33	(0.35)	1.18	3.22	2.56

Distributions:[2]
From net investment income	(0.15)		(0.36)	(0.37)	(0.40)	(0.41)	(0.43)
From net realized gain	(0.94)		(0.06)	(1.43)	(2.47)	(1.34)	(0.49)

Total distributions	(1.09)		(0.42)	(1.80)	(2.87)	(1.75)	(0.92)

Net asset value, end of period	$17.88		$17.23	$16.32	$18.47	$20.16	$18.69

Total Return[3]
Based on net asset value	10.13%	[4]	8.19%	(1.98)%	5.85%	17.41%	15.08%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.32%	[8]	0.34%	0.36%	0.34%	0.33%	0.36%

Total expenses after fees waived	0.32%	[8]	0.34%	0.35%	0.34%	0.33%	0.36%

Net investment income	1.80%	[8]	2.07%	2.21%	1.90%	2.05%	2.36%

Supplemental Data
Net assets, end of period (000)	$36,965		$33,644	$14,470	$4,980	$5,733	$8,038

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	18%	[9]	77% [9]	19% [10]	42% [11]	26% [11]	4% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.41%, 0.38%, 0.38%, 0.40%, 0.35% and 0.36% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.14%	0.17%	0.16%	0.17%	0.15%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	45

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2040 Fund

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$17.04		$16.15	$18.29	$19.98	$18.54	$16.93

Net investment income[1]	0.10		0.23	0.21	0.20	0.22	0.34
Net realized and unrealized gain (loss)	1.56		0.98	(0.69)	0.80	2.78	2.05

Net increase (decrease) from investment operations	1.66		1.21	(0.48)	1.00	3.00	2.39

Distributions:[2]
From net investment income	(0.10)		(0.26)	(0.23)	(0.22)	(0.22)	(0.29)
From net realized gain	(0.94)		(0.06)	(1.43)	(2.47)	(1.34)	(0.49)

Total distributions	(1.04)		(0.32)	(1.66)	(2.69)	(1.56)	(0.78)

Net asset value, end of period	$17.66		$17.04	$16.15	$18.29	$19.98	$18.54

Total Return[3]
Based on net asset value	9.74%	[4]	7.50%	(2.75)%	4.96%	16.33%	14.19%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.97%	[8]	1.00%	1.17%	1.19%	1.19%	1.21%

Total expenses after fees waived	0.97%	[8]	0.99%	1.17%	1.19%	1.18%	1.21%

Net investment income	1.15%	[8]	1.40%	1.13%	1.01%	1.12%	1.83%

Supplemental Data
Net assets, end of period (000)	$2,694		$2,190	$1,389	$1,162	$1,438	$1,917

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	18%	[9]	77% [9]	19% [10]	42% [11]	26% [11]	4% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.41%, 0.38%, 0.38%, 0.39%, 0.35% and 0.37% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.14%	0.17%	0.16%	0.17%	0.15%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[10]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	BlackRock LifePath Dynamic 2050 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$18.58		$17.53	$19.59	$21.37	$19.18	$17.16

Net investment income[1]	0.14		0.31	0.28	0.33	0.41	0.37
Net realized and unrealized gain (loss)	1.82		1.12	(0.74)	0.89	3.36	2.37

Net increase (decrease) from investment operations	1.96		1.43	(0.46)	1.22	3.77	2.74

Distributions:[2]
From net investment income	(0.13)		(0.38)	(0.30)	(0.34)	(0.39)	(0.37)
From net realized gain	—		—	(1.30)	(2.66)	(1.19)	(0.35)

Total distributions	(0.13)		(0.38)	(1.60)	(3.00)	(1.58)	(0.72)

Net asset value, end of period	$20.41		$18.58	$17.53	$19.59	$21.37	$19.18

Total Return[3]
Based on net asset value	10.56%	[4]	8.19%	(2.46)%	5.73%	19.82%	16.05%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.52%	[8]	0.55%	0.66%	0.68%	0.71%	0.72%

Total expenses after fees waived	0.51%	[8]	0.54%	0.65%	0.67%	0.70%	0.71%

Net investment income	1.46%	[8]	1.71%	1.42%	1.51%	1.97%	1.99%

Supplemental Data
Net assets, end of period (000)	$18,695		$31,857	$40,444	$108,741	$166,385	$106,813

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	21%	[9]	70% [9]	36% [9]	48% [10]	28% [10]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.43%, 0.40%, 0.42%, 0.41%, 0.36% and 0.39% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.15%	0.19%	0.17%	0.15%	0.15%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	47

Financial Highlights (continued)	BlackRock LifePath Dynamic 2050 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$18.54		$17.49	$19.56	$21.35	$19.17	$17.15

Net investment income[1]	0.13		0.27	0.27	0.28	0.35	0.33
Net realized and unrealized gain (loss)	1.80		1.11	(0.77)	0.89	3.36	2.36

Net increase (decrease) from investment operations	1.93		1.38	(0.50)	1.17	3.71	2.69

Distributions:[2]
From net investment income	(0.11)		(0.33)	(0.27)	(0.30)	(0.34)	(0.32)
From net realized gain	—		—	(1.30)	(2.66)	(1.19)	(0.35)

Total distributions	(0.11)		(0.33)	(1.57)	(2.96)	(1.53)	(0.67)

Net asset value, end of period	$20.36		$18.54	$17.49	$19.56	$21.35	$19.17

Total Return[3]
Based on net asset value	10.44%	[4]	7.95%	(2.65)%	5.47%	19.48%	15.80%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.77%	[8]	0.80%	0.92%	0.93%	0.96%	0.97%

Total expenses after fees waived	0.76%	[8]	0.79%	0.91%	0.92%	0.95%	0.96%

Net investment income	1.31%	[8]	1.51%	1.38%	1.30%	1.67%	1.77%

Supplemental Data
Net assets, end of period (000)	$75,690		$69,168	$70,473	$70,442	$62,891	$46,189

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	21%	[9]	70% [9]	36% [9]	48% [10]	28% [10]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.43%, 0.40%, 0.40%, 0.42%, 0.36% and 0.39% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.15%	0.19%	0.17%	0.15%	0.15%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2050 Fund

	Investor C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$18.38		$17.35	$19.43	$21.23	$19.10	$17.10

Net investment income[1]	0.05		0.13	0.13	0.12	0.24	0.17
Net realized and unrealized gain (loss)	1.79		1.09	(0.77)	0.87	3.30	2.37

Net increase (decrease) from investment operations	1.84		1.22	(0.64)	0.99	3.54	2.54

Distributions:[2]
From net investment income	(0.05)		(0.19)	(0.14)	(0.13)	(0.22)	(0.19)
From net realized gain	—		—	(1.30)	(2.66)	(1.19)	(0.35)

Total distributions	(0.05)		(0.19)	(1.44)	(2.79)	(1.41)	(0.54)

Net asset value, end of period	$20.17		$18.38	$17.35	$19.43	$21.23	$19.10

Total Return[3]
Based on net asset value	9.99%	[4]	7.08%	(3.41)%	4.67%	18.60%	14.93%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.58%	[8]	1.60%	1.68%	1.69%	1.72%	1.72%

Total expenses after fees waived	1.57%	[8]	1.59%	1.67%	1.68%	1.71%	1.70%

Net investment income	0.53%	[8]	0.72%	0.66%	0.55%	1.14%	0.91%

Supplemental Data
Net assets, end of period (000)	$969		$744	$717	$605	$553	$118

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	21%	[9]	70% [9]	36% [9]	48% [10]	28% [10]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.43%, 0.40%, 0.40%, 0.42%, 0.36% and 0.39% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.15%	0.19%	0.17%	0.15%	0.15%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	49

Financial Highlights (continued)	BlackRock LifePath Dynamic 2050 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$18.63		$17.58	$19.66	$21.44	$19.24	$17.20

Net investment income[1]	0.17		0.36	0.39	0.42	0.46	0.45
Net realized and unrealized gain (loss)	1.82		1.11	(0.78)	0.89	3.39	2.37

Net increase (decrease) from investment operations	1.99		1.47	(0.39)	1.31	3.85	2.82

Distributions:[2]
From net investment income	(0.16)		(0.42)	(0.39)	(0.43)	(0.46)	(0.43)
From net realized gain	—		—	(1.30)	(2.66)	(1.19)	(0.35)

Total distributions	(0.16)		(0.42)	(1.69)	(3.09)	(1.65)	(0.78)

Net asset value, end of period	$20.46		$18.63	$17.58	$19.66	$21.44	$19.24

Total Return[3]
Based on net asset value	10.67%	[4]	8.43%	(2.10)%	6.12%	20.19%	16.53%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.32%	[8]	0.34%	0.34%	0.33%	0.36%	0.37%

Total expenses after fees waived	0.31%	[8]	0.33%	0.33%	0.32%	0.35%	0.36%

Net investment income	1.77%	[8]	2.00%	2.01%	1.95%	2.22%	2.38%

Supplemental Data
Net assets, end of period (000)	$14,789		$13,388	$1,647	$1,257	$821	$1,018

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	21%	[9]	70% [9]	36% [9]	48% [10]	28% [10]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.43%, 0.40%, 0.40%, 0.43%, 0.36% and 0.39% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.15%	0.19%	0.17%	0.15%	0.15%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

50	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2050 Fund

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$18.50		$17.45	$19.53	$21.31	$19.14	$17.13

Net investment income[1]	0.11		0.23	0.23	0.22	0.30	0.37
Net realized and unrealized gain (loss)	1.80		1.11	(0.78)	0.89	3.35	2.29

Net increase (decrease) from investment operations	1.91		1.34	(0.55)	1.11	3.65	2.66

Distributions:[2]
From net investment income	(0.10)		(0.29)	(0.23)	(0.23)	(0.29)	(0.30)
From net realized gain	—		—	(1.30)	(2.66)	(1.19)	(0.35)

Total distributions	(0.10)		(0.29)	(1.53)	(2.89)	(1.48)	(0.65)

Net asset value, end of period	$20.31		$18.50	$17.45	$19.53	$21.31	$19.14

Total Return[3]
Based on net asset value	10.32%	[4]	7.75%	(2.92)%	5.21%	19.19%	15.59%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.97%	[8]	1.00%	1.17%	1.18%	1.21%	1.22%

Total expenses after fees waived	0.96%	[8]	0.99%	1.16%	1.17%	1.20%	1.20%

Net investment income	1.12%	[8]	1.31%	1.20%	1.01%	1.42%	1.98%

Supplemental Data
Net assets, end of period (000)	$1,459		$1,324	$1,550	$1,091	$1,126	$796

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	21%	[9]	70% [9]	36% [9]	48% [10]	28% [10]	5% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.43%, 0.40%, 0.40%, 0.40%, 0.36% and 0.39% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.15%	0.19%	0.17%	0.15%	0.15%

[8]	Annualized.

[9]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	51

Financial Highlights	BlackRock LifePath Dynamic 2060 Fund

	Institutional
	Period May 31, 2017[1] to June 30, 2017 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.04
Net realized and unrealized gain (loss)	0.04

Net increase from investment operations	0.08

Distributions from net investment income[3]	(0.02)

Net asset value, end of period	$10.06

Total Return[4]
Based on net asset value	0.79%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8,9]	0.69%	[10]

Total expenses after fees waived[7,8,9]	0.62%

Net investment income[7,8,9]	4.80%

Supplemental Data
Net assets, end of period (000)	$20

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	29%	[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 2.00%, for the period ended June 30, 2017.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly of 0.20% as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds.

[9]	Annualized.

[10]	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.48%.

[11]	Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See Notes to Financial Statements.

52	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2060 Fund

	Investor A
	Period May 31, 2017[1] to June 30, 2017 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.04
Net realized and unrealized gain (loss)	0.04

Net increase from investment operations	0.08

Distributions from net investment income[3]	(0.02)

Net asset value, end of period	$10.06

Total Return[4]
Based on net asset value	0.77%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8,9]	0.98%	[10]

Total expenses after fees waived[7,8,9]	0.91%

Net investment income[7,8,9]	4.57%

Supplemental Data
Net assets, end of period (000)	$20

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	29%	[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 2.00%, for the period ended June 30, 2017.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly of 0.20% as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds.

[9]	Annualized.

[10]	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.79%.

[11]	Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	53

Financial Highlights (continued)	BlackRock LifePath Dynamic 2060 Fund

	Investor C
	Period May 31, 2017[1] to June 30, 2017 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.03
Net realized and unrealized gain (loss)	0.04

Net increase from investment operations	0.07

Distributions from net investment income[3]	(0.01)

Net asset value, end of period	$10.06

Total Return[4]
Based on net asset value	0.72%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8,9]	1.77%	[10]

Total expenses after fees waived[7,8,9]	1.70%

Net investment income[7,8,9]	3.72%

Supplemental Data
Net assets, end of period (000)	$20

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	29%	[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 2.00%, for the period ended June 30, 2017.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly of 0.20% as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds.

[9]	Annualized.

[10]	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 2.56%.

[11]	Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See Notes to Financial Statements.

54	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2060 Fund

	Class K
	Period May 31, 2017[1] to June 30, 2017 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.03
Net realized and unrealized gain (loss)	0.05

Net increase from investment operations	0.08

Distributions from net investment income[3]	(0.02)

Net asset value, end of period	$10.06

Total Return[4]
Based on net asset value	0.80%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8,9]	0.41%	[10]

Total expenses after fees waived[7,8,9]	0.34%

Net investment income[7,8,9]	4.08%

Supplemental Data
Net assets, end of period (000)	$1,931

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	29%	[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 2.00%, for the period ended June 30, 2017.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly of 0.20% as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds.

[9]	Annualized.

[10]	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.20%.

[11]	Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	55

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2060 Fund

	Class R
	Period May 31, 2017[1] to June 30, 2017 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.03
Net realized and unrealized gain (loss)	0.05

Net increase from investment operations	0.08

Distributions from net investment income[3]	(0.02)

Net asset value, end of period	$10.06

Total Return[4]
Based on net asset value	0.76%	[5]

Ratios to Average Net Assets[6]
Total expenses[7,8,9]	1.17%	[10]

Total expenses after fees waived[7,8,9]	1.10%

Net investment income[7,8,9]	4.32%

Supplemental Data
Net assets, end of period (000)	$20

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	29%	[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 2.00%, for the period ended June 30, 2017.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly of 0.20% as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds.

[9]	Annualized.

[10]	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.96%.

[11]	Includes purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio.

See Notes to Financial Statements.

56	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (Unaudited)	BlackRock Funds III

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Dynamic Funds” or individually, as a “LifePath Dynamic Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic Retirement Fund	LifePath Dynamic Retirement Fund	Diversified
BlackRock LifePath® Dynamic 2020 Fund	LifePath Dynamic 2020 Fund	Diversified
BlackRock LifePath® Dynamic 2030 Fund	LifePath Dynamic 2030 Fund	Diversified
BlackRock LifePath® Dynamic 2040 Fund	LifePath Dynamic 2040 Fund	Diversified
BlackRock LifePath® Dynamic 2050 Fund	LifePath Dynamic 2050 Fund	Diversified
BlackRock LifePath® Dynamic 2060 Fund	LifePath Dynamic 2060 Fund	Diversified

Each LifePath Dynamic Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio and LifePath® Dynamic 2060 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Dynamic Master Portfolio has the same investment objective and strategies as its corresponding LifePath Dynamic Fund. The value of each LifePath Dynamic Fund’s investment in its corresponding LifePath Dynamic Master Portfolio reflects the LifePath Dynamic Fund’s proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. The performance of the LifePath Dynamic Funds is directly affected by the performance of the LifePath Dynamic Master Portfolios. At June 30, 2017, the percentage of each LifePath Dynamic Master Portfolio owned by corresponding LifePath Dynamic Fund was 100%. As such, the financial statements of the LifePath Dynamic Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Dynamic Funds’ financial statements.

Each LifePath Dynamic Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R	No	No	None
Investor A	Yes	No1	None
Investor C	No	Yes	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Dynamic Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath Dynamic Master Portfolio are accounted for on a trade date basis. Each LifePath Dynamic Fund records its proportionate share of its LifePath Dynamic Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Dynamic Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Dynamic Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

BLACKROCK FUNDS III	JUNE 30, 2017	57

Notes to Financial Statements (continued)	BlackRock Funds III

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, a LifePath Dynamic Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Dynamic Fund or its classes are charged to that LifePath Dynamic Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Dynamic Funds and other shared expenses prorated to the LifePath Dynamic Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Dynamic Funds’ policy is to value their financial instruments at fair value. Each LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value based on the LifePath Dynamic Funds’ proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. Valuation of securities held by the LifePath Dynamic Master Portfolios is discussed in Note 3 of the LifePath Dynamic Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the LifePath Dynamic Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Dynamic Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Funds. BAL is entitled to receive for these administrative services an annual fee of 0.35% based on the average daily net assets of each LifePath Dynamic Funds’ Institutional and Investor A Shares, 0.40% of the average daily net assets of Investor C Shares, 0.15% of the average daily net assets of Class K Shares and 0.30% of the average daily net assets of Class R Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2017, the following table shows the class specific administration fees borne directly by each class of each LifePath Dynamic Fund.

	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Dynamic Retirement Fund	$84,249	$142,195	$2,179	$10,202	$1,591	$240,416
LifePath Dynamic 2020 Fund	$203,955	$442,416	$6,041	$24,127	$5,169	$681,708
LifePath Dynamic 2030 Fund	$194,920	$472,991	$6,966	$24,815	$4,212	$703,904
LifePath Dynamic 2040 Fund	$162,766	$354,729	$5,497	$27,098	$3,981	$554,071
LifePath Dynamic 2050 Fund	$37,906	$127,743	$1,697	$10,903	$2,144	$180,393
LifePath Dynamic 2060 Fund*	$5	$6	$7	$239	$5	$262

*	Commenced operations on May 31, 2017.

Service and Distribution Fees: The Trust, on behalf of the LifePath Dynamic Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Dynamic Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each LifePath Dynamic Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Dynamic Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

58	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	BlackRock Funds III

For the six months ended June 30, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Dynamic Fund:

Service and Distribution Fees	Investor A	Investor C	Class R	Total
LifePath Dynamic Retirement Fund	$101,511	$5,449	$2,656	$109,616
LifePath Dynamic 2020 Fund	$315,786	$15,110	$8,595	$339,491
LifePath Dynamic 2030 Fund	$337,670	$17,441	$7,010	$362,121
LifePath Dynamic 2040 Fund	$253,280	$13,754	$6,655	$273,689
LifePath Dynamic 2050 Fund	$91,322	$4,257	$3,568	$99,147
LifePath Dynamic 2060 Fund*	$5	$17	$8	$30

*	Commenced operations on May 31, 2017.

Other Fees: For the six months ended June 30, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each LifePath Dynamic Fund’s Investor A Shares as follows:

	LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Investor A	$144	$398	$1,669	$898	$127	—

For the six months ended June 30, 2017, affiliates received CDSCs as follows:

	LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Investor C	—	$1,109	$122	$53	$25	—

Expense Waivers: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Funds. BAL has contractually agreed to reimburse the LifePath Dynamic Funds or provide an offsetting credit against the administration fees paid by the LifePath Dynamic Funds in an amount equal to these independent expenses through April 30, 2027, except for LifePath Dynamic 2060 Fund which is through April 30, 2028. For the six months ended June 30, 2017, the LifePath Dynamic Funds waived the following amounts:

	LifePath Dynamic Retirement Fund	LifePath Dynamic 2020 Fund	LifePath Dynamic 2030 Fund	LifePath Dynamic 2040 Fund	LifePath Dynamic 2050 Fund	LifePath Dynamic 2060 Fund
Amounts waived	$5,886	$5,875	$5,886	$5,875	$5,875	$1,391

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the LifePath Dynamic Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the LifePath Dynamic Funds investment policies and restrictions. The LifePath Dynamic Funds are currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the LifePath Dynamic Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is each LifePath Dynamic Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

BLACKROCK FUNDS III	JUNE 30, 2017	59

Notes to Financial Statements (continued)	BlackRock Funds III

Each LifePath Dynamic Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the U.S. federal tax returns for LifePath Dynamic Retirement Fund, LifePath Dynamic 2020 Fund, LifePath Dynamic 2030 Fund, LifePath Dynamic 2040 Fund and LifePath Dynamic 2050 Fund generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on each LifePath Dynamic Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Funds as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Funds’ financial statements.

As of December 31, 2016, LifePath Dynamic 2020 Fund and LifePath Dynamic 2050 Fund had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains of $4,292,285 and $2,878,392, respectively.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
LifePath Dynamic Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	601,294	$6,657,936	1,565,418	$16,505,397
Shares issued in reinvestment of distributions	148,334	1,625,336	118,522	1,267,904
Shares redeemed	(2,448,735)	(27,014,596)	(9,758,765)	(102,008,107)

Net decrease	(1,699,107)	$(18,731,324)	(8,074,825)	$(84,234,806)

Investor A
Shares sold	791,229	$7,838,930	876,542	$8,269,555
Shares issued in reinvestment of distributions	351,637	3,427,591	139,648	1,338,052
Shares redeemed	(1,394,372)	(13,776,450)	(3,560,631)	(33,610,428)

Net decrease	(251,506)	$(2,509,929)	(2,544,441)	$(24,002,821)

Investor C
Shares sold	9,746	$107,444	31,036	$323,785
Shares issued in reinvestment of distributions	3,522	38,109	686	7,234
Shares redeemed	(9,253)	(102,065)	(85,417)	(895,963)

Net increase (decrease)	4,015	$43,488	(53,695)	$(564,944)

Class K
Shares sold	356,165	$3,907,103	1,167,834	$12,482,261
Shares issued in reinvestment of distributions	51,096	557,863	17,741	189,715
Shares redeemed	(174,677)	(1,932,283)	(941,876)	(10,138,580)

Net increase	232,584	$2,532,683	243,699	$2,533,396

Class R
Shares sold	21,371	$233,419	37,825	$400,024
Shares issued in reinvestment of distributions	3,678	39,961	834	8,900
Shares redeemed	(10,958)	(122,082)	(15,870)	(163,889)

Net decrease	14,091	$151,298	22,789	$245,035

Total Net Decrease	(1,699,923)	$(18,513,784)	(10,406,473)	$(106,024,140)

LifePath Dynamic 2020 Fund
Institutional
Shares sold	1,064,817	$16,388,743	2,310,157	$33,396,345
Shares issued in reinvestment of distributions	42,782	666,191	213,575	3,139,017
Shares redeemed	(4,269,075)	(65,125,609)	(10,888,973)	(158,213,919)

Net decrease	(3,161,476)	$(48,070,675)	(8,365,241)	$(121,678,557)

60	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
LifePath Dynamic 2020 Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	646,408	$9,246,685	1,292,429	$17,402,182
Shares issued in reinvestment of distributions	101,693	1,465,577	300,658	4,100,129
Shares redeemed	(3,239,654)	(46,535,353)	(5,506,847)	(74,359,802)

Net decrease	(2,491,553)	$(35,823,091)	(3,913,760)	$(52,857,491)

Investor C
Shares sold	55,293	$845,811	77,936	$1,122,779
Shares issued in reinvestment of distributions	411	6,363	1,184	17,207
Shares redeemed	(34,130)	(519,179)	(42,525)	(605,273)

Net increase	21,574	$332,995	36,595	$534,713

Class K
Shares sold	541,721	$8,288,371	1,327,996	$19,286,384
Shares issued in reinvestment of distributions	15,905	246,540	33,739	495,588
Shares redeemed	(474,215)	(7,305,912)	(663,321)	(9,583,158)

Net increase	83,411	$1,228,999	698,414	$10,198,814

Class R
Shares sold	31,710	$485,290	100,591	$1,437,367
Shares issued in reinvestment of distributions	1,012	15,690	3,124	45,677
Shares redeemed	(27,515)	(425,698)	(128,406)	(1,894,667)

Net increase (decrease)	5,207	$75,282	(24,691)	$(411,623)

Total Net Decrease	(5,542,837)	$(82,256,490)	(11,568,683)	$(164,214,144)

LifePath Dynamic 2030 Fund
Institutional
Shares sold	890,905	$12,739,319	2,845,466	$37,796,504
Shares issued in reinvestment of distributions	325,054	4,630,902	318,039	4,347,358
Shares redeemed	(4,708,056)	(67,244,513)	(9,778,281)	(131,038,425)

Net decrease	(3,492,097)	$(49,874,292)	(6,614,776)	$(88,894,563)

Investor A
Shares sold	919,032	$12,906,061	1,706,475	$22,231,257
Shares issued in reinvestment of distributions	964,140	13,252,720	524,896	6,950,240
Shares redeemed	(3,479,648)	(48,297,463)	(5,246,077)	(68,705,788)

Net decrease	(1,596,476)	$(22,138,682)	(3,014,706)	$(39,524,291)

Investor C
Shares sold	52,010	$734,162	69,165	$911,541
Shares issued in reinvestment of distributions	11,543	161,601	3,901	52,674
Shares redeemed	(39,020)	(555,736)	(80,072)	(1,063,499)

Net increase (decrease)	24,533	$340,027	(7,006)	$(99,284)

Class K
Shares sold	656,126	$9,464,533	1,302,059	$17,569,962
Shares issued in reinvestment of distributions	118,756	1,688,475	57,376	785,139
Shares redeemed	(498,019)	(7,249,298)	(449,412)	(6,086,275)

Net increase	276,863	$3,903,710	910,023	$12,268,826

BLACKROCK FUNDS III	JUNE 30, 2017	61

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
LifePath Dynamic 2030 Fund (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	32,734	$468,842	98,977	$1,294,764
Shares issued in reinvestment of distributions	9,150	129,056	5,192	70,338
Shares redeemed	(47,659)	(684,627)	(145,726)	(2,002,110)

Net decrease	(5,775)	$(86,729)	(41,557)	$(637,008)

Total Net Decrease	(4,792,952)	$(67,855,966)	(8,768,022)	$(116,886,320)

LifePath Dynamic 2040 Fund
Institutional
Shares sold	477,182	$8,588,978	2,093,654	$34,155,403
Shares issued in reinvestment of distributions	263,516	4,693,837	206,176	3,442,876
Shares redeemed	(3,215,923)	(57,307,119)	(6,680,899)	(110,515,951)

Net decrease	(2,475,225)	$(44,024,304)	(4,381,069)	$(72,917,672)

Investor A
Shares sold	503,115	$8,489,131	1,180,159	$18,053,147
Shares issued in reinvestment of distributions	757,647	12,458,577	290,559	4,518,002
Shares redeemed	(1,976,096)	(32,940,043)	(3,466,536)	(53,129,777)

Net decrease	(715,334)	$(11,992,335)	(1,995,818)	$(30,558,628)

Investor C
Shares sold	28,127	$509,540	63,727	$1,032,133
Shares issued in reinvestment of distributions	9,373	164,437	1,776	29,380
Shares redeemed	(13,202)	(234,745)	(69,124)	(1,086,871)

Net increase (decrease)	24,298	$439,232	(3,621)	$(25,358)

Class K
Shares sold	347,394	$6,314,562	1,431,567	$23,747,441
Shares issued in reinvestment of distributions	119,732	2,142,538	43,724	737,300
Shares redeemed	(352,488)	(6,466,297)	(408,844)	(6,833,838)

Net increase	114,638	$1,990,803	1,066,447	$17,650,903

Class R
Shares sold	63,423	$1,134,440	92,824	$1,518,036
Shares issued in reinvestment of distributions	8,530	150,733	2,355	39,198
Shares redeemed	(47,986)	(875,857)	(52,618)	(868,609)

Net increase	23,967	$409,316	42,561	$688,625

Total Net Decrease	(3,027,656)	$(53,177,288)	(5,271,500)	$(85,162,130)

LifePath Dynamic 2050 Fund
Institutional
Shares sold	253,457	$4,929,895	1,095,707	$19,254,085
Shares issued in reinvestment of distributions	5,961	120,336	42,443	770,344
Shares redeemed	(1,058,064)	(20,381,636)	(1,731,280)	(30,736,648)

Net decrease	(798,646)	$(15,331,405)	(593,130)	$(10,712,219)

Investor A
Shares sold	439,735	$8,654,809	859,113	$15,159,203
Shares issued in reinvestment of distributions	20,981	422,411	68,744	1,249,122
Shares redeemed	(473,749)	(9,356,751)	(1,226,251)	(21,881,946)

Net decrease	(13,033)	$(279,531)	(298,394)	$(5,473,621)

62	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
LifePath Dynamic 2050 Fund (concluded)	Shares	Amount	Shares	Amount
Investor C
Shares sold	13,484	$263,508	19,481	$341,315
Shares issued in reinvestment of distributions	111	2,242	412	7,448
Shares redeemed	(6,068)	(118,488)	(20,745)	(356,615)

Net increase (decrease)	7,527	$147,262	(852)	$(7,852)

Class K
Shares sold	142,429	$2,814,138	740,448	$13,213,694
Shares issued in reinvestment of distributions	5,691	114,849	15,667	286,120
Shares redeemed	(143,966)	(2,875,526)	(131,139)	(2,366,741)

Net increase	4,154	$53,461	624,976	$11,133,073

Class R
Shares sold	21,043	$412,025	55,199	$980,954
Shares issued in reinvestment of distributions	356	7,159	1,296	23,534
Shares redeemed	(21,139)	(414,712)	(73,776)	(1,294,024)

Net increase (decrease)	260	$4,472	(17,281)	$(289,536)

Total Net Decrease	(799,738)	$(15,405,741)	(284,681)	$(5,350,155)

	Period May 31, 2017[1] to June 30, 2017
LifePath Dynamic 2060 Fund	Shares	Amount
Institutional
Shares sold	2,000	$20,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	2,000	$2,000

Investor A
Shares sold	2,000	$20,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	2,000	$20,000

Investor C
Shares sold	2,000	$20,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	2,000	$20,000

Class K
Shares sold	192,000	$1,920,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	192,000	$1,920,000

Class R
Shares sold	2,000	$20,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	2,000	$20,000

Total Net Increase	200,000	$2,000,000

[1]	Commencement of operations.

BLACKROCK FUNDS III	JUNE 30, 2017	63

Notes to Financial Statements (concluded)	BlackRock Funds III

At June 30, 2017, shares of the LifePath Dynamic Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the LifePath Dynamic Funds, were as follows:

LifePath Dynamic 2060 Fund
Institutional	2,000
Investor A	2,000
Investor C	2,000
Class K	192,000
Class R	2,000

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

64	BLACKROCK FUNDS III	JUNE 30, 2017

Master Portfolio Information as of June 30, 2017	Master Investment Portfolio

LifePath® Dynamic Retirement Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	57%
Equity Funds	41
Short-Term Securities	1
Common Stocks	1

Ten Largest Holdings	Percent of Total Net Assets

CoreAlpha Bond Master Portfolio	42%
Active Stock Master Portfolio	22
iShares TIPS Bond ETF	9
Master Total Return Portfolio	6
International Tilts Master Portfolio	6
BlackRock Commodity Strategies Fund	4
BlackRock Tactical Opportunities Fund	3
BlackRock Advantage Emerging Markets Fund	3
iShares Edge MSCI Multifactor USA ETF	1
iShares MSCI EAFE Small-Cap ETF	1

LifePath® Dynamic 2020 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	48%
Equity Funds	47
Common Stocks	2
Other Assets Less Liabilities	3

Ten Largest Holdings	Percent of Total Net Assets

CoreAlpha Bond Master Portfolio	34%
Active Stock Master Portfolio	25
iShares TIPS Bond ETF	7
Master Total Return Portfolio	6
International Tilts Master Portfolio	6
BlackRock Commodity Strategies Fund	4
BlackRock Advantage Emerging Markets Fund	3
BlackRock Tactical Opportunities Fund	3
iShares Edge MSCI Multifactor USA ETF	2
iShares Edge MSCI Multifactor Intl ETF	2

LifePath® Dynamic 2030 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	64%
Fixed Income Funds	23
Common Stocks	8
Other Assets Less Liabilities	5

Ten Largest Holdings	Percent of Total Net Assets

BlackRock Cash Funds: Institutional, SL Agency Shares	37%
CoreAlpha Bond Master Portfolio	14
BlackRock Cash Funds: Treasury, SL Agency Shares	9
iShares MSCI EAFE Small-Cap ETF	5
iShares Edge MSCI Multifactor Intl ETF	4
BlackRock Commodity Strategies Fund	4
BlackRock Advantage Emerging Markets Fund	4
iShares Edge MSCI Multifactor USA ETF	3
International Tilts Master Portfolio	3
iShares MSCI EAFE Small-Cap ETF	3

The LifePath Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS III	JUNE 30, 2017	65

Master Portfolio Information as of June 30, 2017 (concluded)	Master Investment Portfolio

LifePath® Dynamic 2040 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	78%
Common Stocks	13
Fixed Income Funds	4
Short-Term Securities	2
Other Assets Less Liabilities	3

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	43%
International Tilts Master Portfolio	12
BlackRock Advantage Emerging Markets Fund	5
iShares Edge MSCI Multifactor USA ETF	4
BlackRock Commodity Strategies Fund	4
iShares Edge MSCI Multifactor Intl ETF	4
iShares Edge MSCI EAFE Small-Cap ETF	3
BlackRock Tactical Opportunities Fund	3
CoreAlpha Bond Master Portfolio	2
BlackRock Cash Funds: Institutional, SL Agency Shares	2

LifePath® Dynamic 2050 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	72%
Common Stocks	15
Fixed Income Funds	8
Short-Term Securities	4
Other Assets Less Liabilities	1

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	40%
International Tilts Master Portfolio	14
iShares Edge MSCI Multifactor USA ETF	7
BlackRock Advantage Emerging Markets Fund	5
BlackRock Commodity Strategies Fund	4
iShares Edge MSCI Multifactor Intl ETF	4
iShares MSCI EAFE Small-Cap ETF	3
BlackRock Cash Funds: Treasury, SL Agency Shares	3
CoreAlpha Bond Master Portfolio	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1

LifePath® Dynamic 2060 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	83%
Common Stocks	15
Fixed Income Funds	1
Short-Term Securities	1

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	41%
International Tilts Master Portfolio	17
BlackRock Advantage Emerging Markets Fund	7
iShares Edge MSCI Multifactor USA ETF	7
iShares Edge MSCI Multifactor Intl ETF	5
BlackRock Commodity Strategies Fund	4
iShares MSCI Canada ETF	2
BlackRock Cash Funds: Treasury, SL Agency Shares	1
iShares Russell 2000 ETF	1
CoreAlpha Bond Master Portfolio	1

The LifePath Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

66	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 41.2%
Active Stock Master Portfolio	$30,983,985	$30,983,985
BlackRock Advantage Emerging Markets Fund (b)	390,365	3,755,315
BlackRock Commodity Strategies Fund	741,702	5,318,006
BlackRock Tactical Opportunities Fund	309,066	4,249,652
International Tilts Master Portfolio	$7,863,556	7,863,556
iShares Edge MSCI Multifactor Intl ETF (c)	58,799	1,542,886
iShares Edge MSCI Multifactor USA ETF	72,047	2,067,749
iShares MSCI EAFE Small-Cap ETF	29,090	1,682,565

		57,463,714
Fixed Income Funds — 57.0%
CoreAlpha Bond Master Portfolio	$58,676,155	58,676,155
iShares TIPS Bond ETF	109,196	12,386,102
Master Total Return Portfolio	$8,390,856	8,390,856

		79,453,113
Short-Term Securities — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (d)(e)	1,587,097	1,587,573
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (e)	196,053	196,053

		1,783,626
Total Affiliated Investment Companies — 99.5%		138,700,453

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.0%
Great Portland Estates PLC	421	3,277
Ichigo Hotel REIT Investment Corp.	7	7,190
New South Resources Ltd. (b)	10,159	11,789
NSI NV	132	4,770
PRS REIT PLC (b)	3,242	4,428

		31,454
Health Care Providers & Services — 0.0%
Brookdale Senior Living, Inc. (b)	310	4,560
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	62	3,835
Household Durables — 0.0%
Iida Group Holdings Co. Ltd.	300	5,007
IT Services — 0.0%
GDS Holdings Ltd., ADR (b)	88	816
InterXion Holding NV (b)	110	5,036

		5,852
Real Estate Investment Trusts (REITs) — 0.4%
Agree Realty Corp.	83	3,807
Alexandria Real Estate Equities, Inc.	156	18,793
American Campus Communities, Inc.	145	6,859
AvalonBay Communities, Inc.	101	19,409
Boardwalk REIT	60	2,200
Boston Properties, Inc.	120	14,762

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
British Land Co. PLC	2,302	$18,173
Capital & Regional PLC	5,400	3,956
Colony Starwood Homes	278	9,538
DDR Corp.	437	3,964
DiamondRock Hospitality Co.	622	6,811
EPR Properties	149	10,709
Essex Property Trust, Inc.	26	6,689
Eurocommercial Properties NV CVA	120	4,795
Extra Space Storage, Inc.	203	15,834
Federal Realty Investment Trust	76	9,606
First Industrial Realty Trust, Inc.	264	7,556
Gecina SA	11	1,727
GGP, Inc.	291	6,856
Hammerson PLC	1,138	8,514
HCP, Inc.	423	13,519
Healthcare Trust of America, Inc., Class A	247	7,684
Highwoods Properties, Inc.	118	5,984
Host Hotels & Resorts, Inc.	694	12,679
Ichigo Office REIT Investment Corp.	20	12,438
Invitation Homes, Inc.	310	6,705
Japan Hotel REIT Investment Corp.	9	6,373
Japan Rental Housing Investments, Inc.	3	2,214
Kenedix Retail REIT Corp.	3	6,333
Kilroy Realty Corp.	135	10,145
Kimco Realty Corp.	106	1,945
Klepierre	397	16,271
LaSalle Hotel Properties	65	1,937
Liberty Property Trust	189	7,694
Link REIT	2,000	15,214
Macerich Co.	124	7,200
Medical Properties Trust, Inc.	511	6,577
Mid-America Apartment Communities, Inc.	86	9,063
Prologis, Inc.	320	18,765
Public Storage	24	5,005
QTS Realty Trust, Inc., Class A	114	5,966
Regency Centers Corp.	174	10,899
Retail Properties of America, Inc., Class A	288	3,517
RioCan Real Estate Investment Trust	350	6,496
Sabra Health Care REIT, Inc.	168	4,049
Scentre Group	4,722	14,681
Simon Property Group, Inc.	179	28,955
Spirit Realty Capital, Inc.	509	3,772
STAG Industrial, Inc.	104	2,870
Sun Communities, Inc.	78	6,840
UDR, Inc.	404	15,744
Vastned Retail NV	181	7,578
VEREIT, Inc.	1,431	11,648
Vornado Realty Trust	72	6,761
Welltower, Inc.	259	19,386
Westfield Corp.	3,770	23,252

		526,717
Real Estate Management & Development — 0.1%
Aroundtown Property Holdings PLC	2,808	15,276
BUWOG AG	417	11,981
Cheung Kong Property Holdings Ltd.	2,000	15,650

Portfolio Abbreviations

ADR	American Depositary Receipts	HKD	Hong Kong Dollar	OTC	Over-the-Counter
AUD	Australian Dollar	IDR	Indonesian Rupiah	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	ILS	Israeli New Shekel	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	NOK	Norwegian Krone	USD	U.S. Dollar
GBP	British Pound	NZD	New Zealand Dollar

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	67

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Deutsche Wohnen AG, Bearer Shares	144	$5,518
First Capital Realty, Inc.	434	6,613
Intiland Development Tbk PT	110,100	3,472
Kungsleden AB	1,467	8,994
Mega Manunggal Property Tbk PT (b)	135,300	5,533
Mitsui Fudosan Co. Ltd.	800	19,167
Sun Hung Kai Properties Ltd.	1,000	14,690
Takara Leben Co., Ltd.	2,300	10,334

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Unizo Holdings Co., Ltd.	700	$19,448

		136,676
Total Common Stocks — 0.5%		714,101
Total Investments (Cost — $105,756,177) — 100.0%		139,414,554
Other Assets Less Liabilities — 0.0%		33,004

Net Assets — 100.0%		$139,447,558

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$29,539,148	$1,444,837	[1]	—	$30,983,985	$30,983,985	$241,734		$1,606,960	$651,672
BlackRock Advantage Emerging Markets Fund	—	393,308		(2,943)	390,365	3,755,315	—		(177)	(11,711)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,587,097	[1]	—	1,587,097	1,587,573	1,504	[2]	—	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,907,840	—		(4,711,787)[3]	196,053	196,053	3,071		—	—
BlackRock Commodity Strategies Fund	762,943	71,543		(92,784)	741,702	5,318,006	—		31,669	(190,074)
BlackRock Tactical Opportunities Fund	362,953	3,006		(56,893)	309,066	4,249,652	—		166	110,280
CoreAlpha Bond Master Portfolio	$62,729,342	—		$(4,053,187)[3]	$58,676,155	58,676,155	684,348		244,224	362,685
International Tilts Master Portfolio	$9,504,215	—		$(1,640,659)[3]	$7,863,556	7,863,556	158,095		543,860	1,709,803
iShares Edge MSCI Multifactor Intl ETF	77,696	—		(18,897)	58,799	1,542,886	24,711		32,299	182,595
iShares Edge MSCI Multifactor USA ETF	170,657	—		(98,610)	72,047	2,067,749	23,624		105,839	127,955
iShares MSCI EAFE Small-Cap ETF	32,472	9,048		(12,430)	29,090	1,682,565	22,729		225,727	(3,142)
iShares TIPS Bond ETF	123,381	2,266		(16,451)	109,196	12,386,102	76,601		161,199	(123,293)
Master Total Return Portfolio	$16,191,857	—		$(7,801,001)[3]	$8,390,856	8,390,856	208,527		(95,323)	(369,701)
Total						$138,700,453	$1,444,944		$2,856,443	$2,447,069

[1] Represents net shares/investment value purchased.

[2]    Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Non-income producing security.

(c)	Security, or a portion of the security, is on loan.

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
25	CAC 40 Index	July 2017	$1,460,952	$(42,804)
(82)	5-Year U.S. Treasury Note	September 2017	$9,662,547	19,219
4	DAX Index	September 2017	$1,407,129	(47,536)
48	Nikkei 225	September 2017	$8,543,765	18,651
81	Russell 2000 Mini Index	September 2017	$5,727,915	(37,333)
(80)	S&P 500 E-Mini Index	September 2017	$9,683,600	21,588
(33)	S&P 400 E-Mini Index	September 2017	$5,762,130	29,853
7	S&P/TSE 60 Index	September 2017	$959,963	(11,266)
Total				$(49,628)

See Notes to Financial Statements.

68	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,000	USD	1,488	Goldman Sachs International	7/28/17	$49
AUD	2,000	USD	1,485	Standard Chartered Bank	7/28/17	52
CAD	6,000	USD	4,448	Barclays Bank PLC	7/28/17	180
CAD	1,000	USD	736	Goldman Sachs International	7/28/17	36
CHF	7,000	USD	7,071	Standard Chartered Bank	7/28/17	240
EUR	2,000	USD	2,243	Deutsche Bank AG	7/28/17	44
EUR	2,000	USD	2,258	Deutsche Bank AG	7/28/17	29
EUR	6,000	USD	6,572	Deutsche Bank AG	7/28/17	289
EUR	1,000	USD	1,125	Goldman Sachs International	7/28/17	19
EUR	4,000	USD	4,470	Royal Bank of Canada	7/28/17	104
EUR	1,000	USD	1,123	Standard Chartered Bank	7/28/17	20
EUR	6,000	USD	6,779	Standard Chartered Bank	7/28/17	82
EUR	1,000	USD	1,137	State Street Bank and Trust Co.	7/28/17	7
GBP	4,000	USD	5,074	Barclays Bank PLC	7/28/17	139
GBP	4,000	USD	5,130	Barclays Bank PLC	7/28/17	84
GBP	1,000	USD	1,290	Citibank N.A.	7/28/17	13
GBP	1,000	USD	1,295	Goldman Sachs International	7/28/17	8
ILS	4,000	USD	1,100	Citibank N.A.	7/28/17	48
JPY	162,000	USD	1,438	Standard Chartered Bank	7/28/17	4
NOK	3,000	USD	351	Standard Chartered Bank	7/28/17	9
NZD	1,000	USD	700	Bank of America N.A.	7/28/17	32
SEK	2,000	USD	227	Barclays Bank PLC	7/28/17	10
SEK	2,000	USD	228	Goldman Sachs International	7/28/17	10
SEK	6,000	USD	681	Goldman Sachs International	7/28/17	33
SGD	24,000	USD	17,249	Standard Chartered Bank	7/28/17	190
USD	772	HKD	6,000	Deutsche Bank AG	7/28/17	3
USD	2,695	HKD	21,000	Standard Chartered Bank	7/28/17	3
USD	1,802	HKD	14,000	UBS AG	7/28/17	7
USD	1,285	JPY	143,000	Goldman Sachs International	7/28/17	12
USD	1,292	JPY	144,000	Goldman Sachs International	7/28/17	10
USD	9,756	JPY	1,066,000	Goldman Sachs International	7/28/17	270
USD	1,080	JPY	120,000	Standard Chartered Bank	7/28/17	12
CAD	482,084	USD	364,665	Goldman Sachs International	9/20/17	7,537
EUR	3,206,000	USD	3,607,872	Goldman Sachs International	9/20/17	68,605
USD	1,807,384	JPY	199,224,276	Goldman Sachs International	9/20/17	30,212
						108,402

HKD	56,000	USD	7,203	Deutsche Bank AG	7/28/17	(25)
HKD	2,000	USD	257	Standard Chartered Bank	7/28/17	(1)
HKD	30,000	USD	3,864	Standard Chartered Bank	7/28/17	(19)
JPY	105,000	USD	950	Barclays Bank PLC	7/28/17	(15)
JPY	300,000	USD	2,712	Deutsche Bank AG	7/28/17	(42)
JPY	54,000	USD	487	Standard Chartered Bank	7/28/17	(6)
JPY	268,000	USD	2,425	Standard Chartered Bank	7/28/17	(40)
USD	748	AUD	1,000	Barclays Bank PLC	7/28/17	(20)
USD	8,312	AUD	11,000	Citibank N.A.	7/28/17	(140)
USD	741	AUD	1,000	Deutsche Bank AG	7/28/17	(27)
USD	752	AUD	1,000	Royal Bank of Canada	7/28/17	(17)
USD	752	AUD	1,000	Standard Chartered Bank	7/28/17	(17)
USD	743	CAD	1,000	Bank of America N.A.	7/28/17	(28)
USD	4,391	EUR	4,000	BNP Paribas S.A.	7/28/17	(183)
USD	1,122	EUR	1,000	Bank of America N.A.	7/28/17	(22)
USD	1,092	EUR	1,000	Barclays Bank PLC	7/28/17	(52)
USD	7,637	EUR	7,000	Barclays Bank PLC	7/28/17	(368)
USD	1,123	EUR	1,000	Citibank N.A.	7/28/17	(21)
USD	2,246	EUR	2,000	Citibank N.A.	7/28/17	(41)
USD	1,123	EUR	1,000	Goldman Sachs International	7/28/17	(20)
USD	2,205	EUR	2,000	Goldman Sachs International	7/28/17	(82)
USD	2,235	EUR	2,000	Goldman Sachs International	7/28/17	(52)
USD	1,122	EUR	1,000	State Street Bank and Trust Co.	7/28/17	(22)
USD	1,115	EUR	1,000	UBS AG	7/28/17	(29)
USD	1,288	GBP	1,000	Goldman Sachs International	7/28/17	(16)
USD	2,597	GBP	2,000	Goldman Sachs International	7/28/17	(10)
USD	3,804	GBP	3,000	Goldman Sachs International	7/28/17	(106)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	69

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,457	GBP	5,000	Goldman Sachs International	7/28/17	(60)
USD	1,297	GBP	1,000	Royal Bank of Canada	7/28/17	(7)
USD	9,614	IDR	129,783,000	Bank of America N.A.	7/28/17	(100)
USD	1,195	JPY	135,000	Barclays Bank PLC	7/28/17	(6)
USD	3,359	JPY	382,000	Barclays Bank PLC	7/28/17	(41)
USD	582	JPY	66,000	Goldman Sachs International	7/28/17	(5)
USD	1,185	JPY	134,000	Goldman Sachs International	7/28/17	(7)
USD	2,146	JPY	242,000	Goldman Sachs International	7/28/17	(7)
USD	934	JPY	106,000	Standard Chartered Bank	7/28/17	(9)
USD	456	SEK	4,000	BNP Paribas S.A.	7/28/17	(19)
USD	115	SEK	1,000	Goldman Sachs International	7/28/17	(4)
USD	718	SGD	1,000	Standard Chartered Bank	7/28/17	(8)
						(1,694)

Net Unrealized Appreciation						$106,708

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$70,092	—	$19,219	—	$89,311
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$108,402	—	—	108,402

Total		—	—	$70,092	$108,402	$19,219	—	$197,713

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$138,939	—	—	—	$138,939
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$1,694	—	—	1,694

Total		—	—	$138,939	$1,694	—	—	$140,633

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$762,282	$224,340	$(8,705)	—	$977,917
Forward foreign currency exchange contracts	—	—	—	34,682	—	—	34,682

Total	—	—	$762,282	$259,022	$(8,705)	—	$1,012,599

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$132,023	$69,992	$19,219	—	$221,234
Forward foreign currency exchange contracts	—	—	—	106,092	—	—	106,092

Total	—	—	$132,023	$176,084	$19,219	—	$327,326

See Notes to Financial Statements.

70	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$19,727,035
Average notional value of contracts — short	$18,583,660
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,043,309
Average amounts sold — in USD	$2,125,548

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$14,094	$127,372
Forward foreign currency exchange contracts	108,402	1,694

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$122,496	$129,066

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(14,094)	(127,372)

Total derivative assets and liabilities subject to an MNA	$108,402	$1,694

The following table presents the LifePath Master Dynamic Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$32	$(32)	—	—	—
Barclays Bank PLC	413	(413)	—	—	—
Citibank N.A.	61	(61)	—	—	—
Deutsche Bank AG	365	(94)	—	—	$271
Goldman Sachs International	106,801	(369)	—	—	106,432
Royal Bank of Canada	104	(24)	—	—	80
Standard Chartered Bank	612	(100)	—	—	512
State Street Bank and Trust Co.	7	(7)	—	—	—
UBS AG	7	(7)	—	—	—

Total	$108,402	$(1,107)	—	—	$107,295

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$150	$(32)	—	—	$118
Barclays Bank PLC	502	(413)	—	—	89
BNP Paribas S.A.	202	—	—	—	202
Citibank N.A.	202	(61)	—	—	141
Deutsche Bank AG	94	(94)	—	—	—
Goldman Sachs International	369	(369)	—	—	—
Royal Bank of Canada	24	(24)	—	—	—
Standard Chartered Bank	100	(100)	—	—	—
State Street Bank and Trust Co.	22	(7)	—	—	15
UBS AG	29	(7)	—	—	22

Total	$1,694	$(1,107)	—	—	$587

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	71

Schedule of Investments (concluded)	LifePath Dynamic Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$18,616,173	—	—	$18,616,173
Fixed Income Funds	12,386,102	—	—	12,386,102
Short-Term Securities	1,783,626	—	—	1,783,626
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	9,198	$22,256	—	31,454
Health Care Providers & Services	4,560	—	—	4,560
Hotels, Restaurants & Leisure	3,835	—	—	3,835
Household Durables	—	5,007	—	5,007
IT Services	5,852	—	—	5,852
Real Estate Investment Trusts (REITs)	403,741	122,976	—	526,717
Real Estate Management & Development	18,594	118,082	—	136,676

Subtotal	$33,231,681	$268,321	—	$33,500,002

Investments Valued at NAV[1]				105,914,552

Total Investments				$139,414,554

Derivative Financial Instruments [2]
Assets:
Equity contracts	$70,092	—	—	$70,092
Interest rate contracts	19,219	—	—	19,219
Forward foreign currency contracts	—	$108,402	—	108,402
Liabilities:
Equity contracts	(138,939)	—	—	(138,939)
Forward foreign currency contracts	—	(1,694)	—	(1,694)

Total	$(49,628)	$106,708	—	$57,080

1   As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

72	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 46.8%
Active Stock Master Portfolio	$93,592,903	$93,592,903
BlackRock Advantage Emerging Markets Fund (b)	1,342,256	12,912,503
BlackRock Commodity Strategies Fund	1,983,218	14,219,675
BlackRock Tactical Opportunities Fund	831,174	11,428,643
International Tilts Master Portfolio	$23,295,567	23,295,567
iShares Edge MSCI Multifactor Intl ETF (c)	291,740	7,655,258
iShares Edge MSCI Multifactor USA ETF	313,326	8,992,456
iShares MSCI EAFE Small-Cap ETF	97,936	5,664,618

		177,761,623
Fixed Income Funds — 47.9%
CoreAlpha Bond Master Portfolio	$129,883,938	129,883,938
iShares TIPS Bond ETF (c)	246,388	27,947,791
Master Total Return Portfolio	$24,319,176	24,319,176

		182,150,905
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (d)(e)	796,755	796,994
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (e)	112,975	112,975

		909,969
Total Affiliated Investment Companies — 94.9%		360,822,497

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.1%
Great Portland Estates PLC	5,266	40,994
Ichigo Hotel REIT Investment Corp.	83	85,257
New South Resources Ltd. (b)	122,102	141,691
NSI NV	1,609	58,136
PRS REIT PLC (b)	38,967	53,227

		379,305
Health Care Providers & Services — 0.0%
Brookdale Senior Living, Inc. (b)	3,731	54,883
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	749	46,326
Household Durables — 0.0%
Iida Group Holdings Co. Ltd.	3,400	56,751
IT Services — 0.0%
GDS Holdings, Ltd. -ADR (b)	1,069	9,910
InterXion Holding NV (b)	1,327	60,750

		70,660
Real Estate Investment Trusts (REITs) — 1.7%
Agree Realty Corp.	951	43,622
Alexandria Real Estate Equities, Inc.	1,874	225,761
American Campus Communities, Inc.	1,719	81,309
AvalonBay Communities, Inc.	1,213	233,102
Boardwalk REIT	721	26,437
Boston Properties, Inc.	1,437	176,780
British Land Co. PLC	27,696	218,647
Capital & Regional PLC	62,648	45,898
Colony Starwood Homes	3,354	115,076
DDR Corp.	5,259	47,699
DiamondRock Hospitality Co.	7,485	81,961
EPR Properties	1,799	129,294
Essex Property Trust, Inc.	314	80,783
Eurocommercial Properties NV CVA	1,438	57,460
Extra Space Storage, Inc.	2,448	190,944
Federal Realty Investment Trust	916	115,773

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
First Industrial Realty Trust, Inc.	3,179	$90,983
Gecina SA	125	19,620
GGP, Inc.	3,498	82,413
Hammerson PLC	13,717	102,629
HCP, Inc.	5,094	162,804
Healthcare Trust of America, Inc., Class A	2,970	92,397
Highwoods Properties, Inc.	1,419	71,958
Host Hotels & Resorts, Inc.	8,351	152,573
Ichigo Office REIT Investment Corp.	243	151,126
Invitation Homes, Inc.	3,735	80,788
Japan Hotel REIT Investment Corp.	109	77,187
Japan Rental Housing Investments, Inc.	23	16,973
Kenedix Retail REIT Corp.	38	80,222
Kilroy Realty Corp.	1,619	121,668
Kimco Realty Corp.	1,281	23,506
Klepierre	4,816	197,387
LaSalle Hotel Properties	786	23,423
Liberty Property Trust	2,270	92,412
Link REIT	23,500	178,765
Macerich Co.	1,491	86,567
Medical Properties Trust, Inc.	6,154	79,202
Mid-America Apartment Communities, Inc.	1,038	109,384
Nippon Building Fund, Inc.	11	56,137
Prologis, Inc.	3,851	225,823
Public Storage	287	59,848
QTS Realty Trust, Inc., Class A	1,366	71,483
Regency Centers Corp.	2,097	131,356
Retail Properties of America, Inc., Class A	3,485	42,552
RioCan Real Estate Investment Trust	4,215	78,235
Sabra Health Care REIT, Inc.	2,018	48,634
Scentre Group	56,756	176,460
Simon Property Group, Inc.	2,153	348,269
Spirit Realty Capital, Inc.	6,121	45,357
STAG Industrial, Inc.	1,250	34,500
Sun Communities, Inc.	944	82,779
UDR, Inc.	4,854	189,160
Vastned Retail NV	2,175	91,057
VEREIT, Inc.	17,222	140,187
Vornado Realty Trust	869	81,599
Welltower, Inc.	3,115	233,158
Westfield Corp.	45,337	279,625

		6,380,752
Real Estate Management & Development — 0.5%
Aroundtown Property Holdings PLC	33,780	183,769
BUWOG AG	5,005	143,798
Cheung Kong Property Holdings Ltd.	36,000	281,710
Deutsche Wohnen AG, Bearer Shares	1,731	66,327
First Capital Realty, Inc.	5,216	79,479
Kungsleden AB	17,651	108,221
Mega Manunggal Property Tbk PT (b)	2,421,000	99,002
Mitsui Fudosan Co. Ltd.	9,600	230,001
Sun Hung Kai Properties Ltd.	6,000	88,141
Takara Leben Co., Ltd.	28,100	126,249
Unizo Holdings Co., Ltd.	8,100	225,042

		1,631,739
Total Common Stocks — 2.3%		8,620,416
Total Investments (Cost — $315,495,294) — 97.2%		369,442,913
Other Assets Less Liabilities — 2.8%		10,691,231

Net Assets — 100.0%		$380,134,144

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	73

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$99,452,464	—		$(5,859,561)[1]	93,592,903	$93,592,903	$797,374		$5,333,331	$(246,550)
BlackRock Advantage Emerging Markets Fund	—	1,441,178		(98,922)	1,342,256	12,912,503	—		(5,935)	(40,268)
BlackRock Cash Funds: Institutional, SL Agency Shares	228,795	567,960	[2]	—	796,755	796,994	2,447	[3]	—	(17)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,283,000	—		(15,170,025)[1]	112,975	112,975	11,742		—	—
BlackRock Commodity Strategies Fund	2,238,247	138,663		(393,692)	1,983,218	14,219,675	—		(153,881)	(281,681)
BlackRock Tactical Opportunities Fund	1,027,986	23,561		(220,373)	831,174	11,428,643	—		4,292	309,324
CoreAlpha Bond Master Portfolio	$147,598,920	—		$(17,714,982)[1]	$129,883,938	129,883,938	1,570,622		1,935,701	4,540,225
International Tilts Master Portfolio	$34,636,248	—		$(11,340,681)[1]	$23,295,567	23,295,567	565,233		546,789	(830,662)
iShares Core S&P 500 ETF	995	—		(995)	—	—	—		5,228	(4,740)
iShares Edge MSCI Multifactor Intl ETF	318,928	—		(27,188)	291,740	7,655,258	131,653		43,141	886,209
iShares Edge MSCI Multifactor USA ETF	697,294	—		(383,968)	313,326	8,992,456	95,383		420,512	544,922
iShares MSCI EAFE Small-Cap ETF	116,373	23,212		(41,649)	97,936	5,664,618	76,522		160,556	606,278
iShares TIPS Bond ETF	284,008	10,010		(47,630)	246,388	27,947,791	169,228		18,255	73,607
Master Total Return Portfolio	$37,605,206	—		$(13,286,030)[1]	$24,319,176	24,319,176	675,844		(211,637)	3,798,191
Total						$360,822,497	$4,096,048		$8,096,352	$9,354,838

[1] Represents net shares/investment value sold.
[2] Represents net shares/investment value purchased.

[3]    Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of the security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
68	CAC 40 Index	July 2017	$3,973,790	$(116,434)
(218)	5-Year U.S. Treasury Note	September 2017	$25,688,234	51,094
12	DAX Index	September 2017	$4,221,385	(142,652)
91	Nikkei 225	September 2017	$16,197,555	96,786
196	Russell 2000 Mini Index	September 2017	$13,860,140	(90,338)
(197)	S&P 500 E-Mini Index	September 2017	$23,845,865	53,218
(47)	S&P 400 E-Mini Index	September 2017	$8,206,670	58,883
27	S&P/TSE 60 Index	September 2017	$3,702,714	(43,454)
Total				$(132,897)

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,000	USD	3,762	BNP Paribas S.A.	7/28/17	$80
AUD	12,000	USD	9,032	Citibank N.A.	7/28/17	188
AUD	23,000	USD	17,113	Goldman Sachs International	7/28/17	560
AUD	18,000	USD	13,361	Standard Chartered Bank	7/28/17	470
CAD	83,000	USD	61,535	Barclays Bank PLC	7/28/17	2,497
CHF	75,000	USD	75,758	Standard Chartered Bank	7/28/17	2,569
EUR	3,000	USD	3,363	Citibank N.A.	7/28/17	67
EUR	18,000	USD	20,185	Deutsche Bank AG	7/28/17	398
EUR	24,000	USD	27,101	Deutsche Bank AG	7/28/17	343
EUR	80,000	USD	87,629	Deutsche Bank AG	7/28/17	3,851
EUR	14,000	USD	15,748	Goldman Sachs International	7/28/17	261
EUR	58,000	USD	64,816	Royal Bank of Canada	7/28/17	1,507
EUR	64,000	USD	72,305	Standard Chartered Bank	7/28/17	879
EUR	18,000	USD	20,458	State Street Bank and Trust Co.	7/28/17	125
GBP	43,000	USD	54,548	Barclays Bank PLC	7/28/17	1,498
GBP	52,000	USD	66,686	Barclays Bank PLC	7/28/17	1,091
GBP	19,000	USD	24,512	Goldman Sachs International	7/28/17	252
GBP	19,000	USD	24,609	Goldman Sachs International	7/28/17	155
IDR	297,330,000	USD	22,222	BNP Paribas S.A.	7/28/17	31
IDR	297,601,000	USD	22,110	BNP Paribas S.A.	7/28/17	164
ILS	45,000	USD	12,375	Citibank N.A.	7/28/17	536
JPY	1,464,000	USD	12,992	Royal Bank of Canada	7/28/17	36
NOK	64,000	USD	7,488	Standard Chartered Bank	7/28/17	181
NZD	12,000	USD	8,401	Goldman Sachs International	7/28/17	389
SEK	26,000	USD	2,965	Bank of America N.A.	7/28/17	125
SEK	87,000	USD	9,867	Bank of America N.A.	7/28/17	473
SEK	28,000	USD	3,183	Barclays Bank PLC	7/28/17	145
SGD	293,000	USD	210,577	Standard Chartered Bank	7/28/17	2,316
USD	7,960	HKD	62,000	Barclays Bank PLC	7/28/17	13
USD	1,287	HKD	10,000	Deutsche Bank AG	7/28/17	5
USD	3,603	HKD	28,000	Standard Chartered Bank	7/28/17	15
USD	3,731	HKD	29,000	Standard Chartered Bank	7/28/17	14
USD	35,292	HKD	275,000	Standard Chartered Bank	7/28/17	45
USD	28,053	HKD	218,000	UBS AG	7/28/17	112
USD	15,158	JPY	1,684,000	Citibank N.A.	7/28/17	171
USD	13,924	JPY	1,550,000	Goldman Sachs International	7/28/17	130
USD	15,410	JPY	1,718,000	Goldman Sachs International	7/28/17	121
USD	138,596	JPY	15,143,000	Goldman Sachs International	7/28/17	3,832
CAD	1,354,032	USD	1,024,238	Goldman Sachs International	9/20/17	21,169
EUR	9,016,000	USD	10,146,156	Goldman Sachs International	9/20/17	192,932
USD	5,076,405	JPY	559,561,969	Goldman Sachs International	9/20/17	84,855
						324,601

HKD	27,000	USD	3,475	Citibank N.A.	7/28/17	(15)
HKD	29,000	USD	3,727	Standard Chartered Bank	7/28/17	(10)
HKD	42,000	USD	5,397	Standard Chartered Bank	7/28/17	(14)
HKD	87,000	USD	11,194	Standard Chartered Bank	7/28/17	(44)
HKD	1,029,000	USD	132,543	Standard Chartered Bank	7/28/17	(655)
JPY	1,957,000	USD	17,612	Bank of America N.A.	7/28/17	(196)
JPY	2,800,000	USD	25,313	Deutsche Bank AG	7/28/17	(394)
JPY	1,261,000	USD	11,410	Goldman Sachs International	7/28/17	(188)
JPY	1,039,000	USD	9,371	Standard Chartered Bank	7/28/17	(125)
USD	10,522	AUD	14,000	Bank of America N.A.	7/28/17	(235)
USD	9,728	AUD	13,000	Barclays Bank PLC	7/28/17	(261)
USD	104,275	AUD	138,000	Citibank N.A.	7/28/17	(1,760)
USD	1,523	AUD	2,000	Goldman Sachs International	7/28/17	(13)
USD	8,156	AUD	11,000	Standard Chartered Bank	7/28/17	(296)
USD	3,716	CAD	5,000	Bank of America N.A.	7/28/17	(141)
USD	50,493	EUR	46,000	BNP Paribas S.A.	7/28/17	(2,108)
USD	1,122	EUR	1,000	Bank of America N.A.	7/28/17	(22)
USD	9,825	EUR	9,000	Barclays Bank PLC	7/28/17	(466)
USD	9,843	EUR	9,000	Barclays Bank PLC	7/28/17	(448)
USD	97,097	EUR	89,000	Barclays Bank PLC	7/28/17	(4,674)
USD	15,604	EUR	14,000	Deutsche Bank AG	7/28/17	(405)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	75

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,094	EUR	9,000	Goldman Sachs International	7/28/17	$(197)
USD	13,479	EUR	12,000	Goldman Sachs International	7/28/17	(243)
USD	17,967	EUR	16,000	Goldman Sachs International	7/28/17	(329)
USD	25,362	EUR	23,000	Goldman Sachs International	7/28/17	(938)
USD	33,525	EUR	30,000	Goldman Sachs International	7/28/17	(780)
USD	2,286	EUR	2,000	State Street Bank and Trust Co.	7/28/17	(1)
USD	14,584	EUR	13,000	State Street Bank and Trust Co.	7/28/17	(282)
USD	15,560	GBP	12,000	Barclays Bank PLC	7/28/17	(81)
USD	8,982	GBP	7,000	Goldman Sachs International	7/28/17	(142)
USD	11,591	GBP	9,000	Goldman Sachs International	7/28/17	(140)
USD	24,671	GBP	19,000	Goldman Sachs International	7/28/17	(94)
USD	50,717	GBP	40,000	Goldman Sachs International	7/28/17	(1,419)
USD	86,530	GBP	67,000	Goldman Sachs International	7/28/17	(798)
USD	148,684	IDR	2,007,233,000	Bank of America N.A.	7/28/17	(1,546)
USD	3,993	JPY	454,000	Barclays Bank PLC	7/28/17	(47)
USD	13,065	JPY	1,476,000	Barclays Bank PLC	7/28/17	(71)
USD	18,527	JPY	2,107,000	Barclays Bank PLC	7/28/17	(224)
USD	10,685	JPY	1,208,000	Citibank N.A.	7/28/17	(66)
USD	11,259	JPY	1,280,000	Goldman Sachs International	7/28/17	(132)
USD	12,335	JPY	1,399,000	Goldman Sachs International	7/28/17	(115)
USD	6,276	SEK	55,000	BNP Paribas S.A.	7/28/17	(260)
USD	2,300	SEK	20,000	Goldman Sachs International	7/28/17	(77)
						(20,452)

Net Unrealized Appreciation						$304,149

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$208,887	—	$51,094	—	$259,981
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$324,601	—	—	324,601

Total		—	—	$208,887	$324,601	$51,094	—	$584,582

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$392,878	—	—	—	$392,878
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$20,452	—	—	20,452

Total		—	—	$392,878	$20,452	—	—	$413,330

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$2,447,303	$717,983	$(23,274)	—	$3,142,012
Forward foreign currency exchange contracts	—	—	—	(100,136)	—	—	(100,136)

Total	—	—	$2,447,303	$617,847	$(23,274)	—	$3,041,876

See Notes to Financial Statements.

76	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$444,434	—	$272,463	—	$716,897
Forward foreign currency exchange contracts	—	—	—	$294,177	—	—	294,177

Total	—	—	$444,434	$294,177	$272,463	—	$1,011,074

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$53,553,541
Average notional value of contracts — short	$47,113,804
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,078,070
Average amounts sold — in USD	$7,198,052

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$37,859	$282,356
Forward foreign currency exchange contracts	324,601	20,452

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$362,460	$302,808

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(37,859)	(282,356)

Total derivative assets and liabilities subject to an MNA	$324,601	$20,452

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$598	$(598)	—	—	—
Barclays Bank PLC	5,244	(5,244)	—	—	—
BNP Paribas S.A.	275	(275)	—	—	—
Citibank N.A.	962	(962)	—	—	—
Deutsche Bank AG	4,597	(799)	—	—	$3,798
Goldman Sachs International	304,656	(5,605)	—	—	299,051
Royal Bank of Canada	1,543	—	—	—	1,543
Standard Chartered Bank	6,489	(1,144)	—	—	5,345
State Street Bank and Trust Co.	125	(125)	—	—	—
UBS AG	112	—	—	—	112

Total	$324,601	$(14,752)	—	—	$309,849

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$2,140	$(598)	—	—	$1,542
Barclays Bank PLC	6,272	(5,244)	—	—	1,028
BNP Paribas S.A.	2,368	(275)	—	—	2,093
Citibank N.A.	1,841	(962)	—	—	879
Deutsche Bank AG	799	(799)	—	—	—
Goldman Sachs International	5,605	(5,605)	—	—	—
Standard Chartered Bank	1,144	(1,144)	—	—	—
State Street Bank and Trust Co.	283	(125)	—	—	158

Total	$20,452	$(14,752)	—	—	$5,700

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.

[2] Net amount represents the net amount receivable from the counterparty in the event of default.

[3] Net amount represents the net amount payable due to counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	77

Schedule of Investments (concluded)	LifePath Dynamic 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$60,873,153	—	—	$60,873,153
Fixed Income Funds	27,947,791	—	—	27,947,791
Short-Term Securities	909,969	—	—	909,969
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	111,363	$267,942	—	379,305
Health Care Providers & Services	54,883	—	—	54,883
Hotels, Restaurants & Leisure	46,326	—	—	46,326
Household Durables	—	56,751	—	56,751
IT Services	70,660	—	—	70,660
Real Estate Investment Trusts (REITs)	4,899,084	1,481,668	—	6,380,752
Real Estate Management & Development	223,277	1,408,462	—	1,631,739

Subtotal	$95,136,506	$3,214,823	—	$98,351,329

Investments Valued at NAV[1]				271,091,584

Total				$369,442,913

Derivative Financial Instruments [2]
Assets:
Equity contracts	$208,887	—	—	$208,887
Interest rate contracts	51,094	—	—	51,094
Forward foreign currency contracts	—	$324,601	—	324,601
Liabilities:
Equity contracts	(392,878)	—	—	(392,878)
Forward foreign currency contracts	—	(20,452)	—	(20,452)

Total	$(132,897)	$304,149	—	$171,252

1   As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

78	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 63.5%
Active Stock Master Portfolio	$144,390,479	$144,390,479
BlackRock Advantage Emerging Markets Fund (b)	1,571,437	15,117,220
BlackRock Commodity Strategies Fund	2,164,140	15,516,887
BlackRock Tactical Opportunities Fund	860,163	11,827,246
International Tilts Master Portfolio	$36,658,864	36,658,864
iShares Edge MSCI Multifactor Intl ETF (c)	463,718	12,167,961
iShares Edge MSCI Multifactor USA ETF	179,369	5,147,890
iShares MSCI EAFE Small-Cap ETF	171,676	9,929,740

		250,756,287
Fixed Income Funds — 23.0%
CoreAlpha Bond Master Portfolio	$56,610,851	56,610,851
iShares TIPS Bond ETF	134,337	15,237,846
Master Total Return Portfolio	$18,674,508	18,674,508

		90,523,205
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (d)(e)	1,236,256	1,236,627
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (e)	426,141	426,141

		1,662,768
Total Affiliated Investment Companies — 86.9%		342,942,260

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.4%
Great Portland Estates PLC	18,892	147,068
Ichigo Hotel REIT Investment Corp.	309	317,404
Invitation Homes, Inc.	13,799	298,472
New South Resources Ltd. (b)	450,980	523,331
NSI NV	6,109	220,730
PRS REIT PLC (b)	144,193	196,960

		1,703,965
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (b)	13,822	203,322
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	2,767	171,139
Household Durables — 0.1%
Iida Group Holdings Co. Ltd.	12,600	210,313
IT Services — 0.1%
GDS Holdings Ltd., ADR (b)	3,961	36,718
InterXion Holding NV (b)	4,919	225,192

		261,910
Real Estate Investment Trusts (REITs) — 5.9%
Agree Realty Corp.	3,595	164,903
Alexandria Real Estate Equities, Inc.	6,925	834,255
American Campus Communities, Inc.	6,351	300,402
AvalonBay Communities, Inc.	4,498	864,381
Boardwalk REIT	2,670	97,901
Boston Properties, Inc.	5,288	650,530
British Land Co. PLC	103,106	813,975
Capital & Regional PLC	236,938	173,587
Colony Starwood Homes	12,422	426,199
DDR Corp.	19,496	176,829
DiamondRock Hospitality Co.	27,747	303,830
EPR Properties	6,620	475,779
Essex Property Trust, Inc.	1,166	299,977
Eurocommercial Properties NV CVA	5,310	212,178
Extra Space Storage, Inc.	9,060	706,680

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	3,393	$428,841
First Industrial Realty Trust, Inc.	11,785	337,287
Gecina SA	462	72,515
GGP, Inc.	12,966	305,479
Hammerson PLC	51,616	386,185
HCP, Inc.	18,881	603,437
Healthcare Trust of America, Inc., Class A	10,975	341,432
Highwoods Properties, Inc.	5,095	258,367
Host Hotels & Resorts, Inc.	30,956	565,566
Ichigo Office REIT Investment Corp.	896	557,237
Japan Hotel REIT Investment Corp.	404	286,089
Japan Rental Housing Investments, Inc.	86	63,463
Kenedix Retail REIT Corp.	138	291,331
Kilroy Realty Corp.	5,981	449,472
Kimco Realty Corp.	4,747	87,107
Klepierre	17,790	729,137
LaSalle Hotel Properties	2,914	86,837
Liberty Property Trust	8,385	341,353
Link REIT	88,000	669,419
Macerich Co.	5,628	326,762
Medical Properties Trust, Inc.	22,904	294,775
Mid-America Apartment Communities, Inc.	3,833	403,922
Nippon Building Fund, Inc.	39	199,031
Prologis, Inc.	14,274	837,027
Public Storage	1,063	221,667
QTS Realty Trust, Inc., Class A	5,082	265,941
Regency Centers Corp.	7,771	486,775
Retail Properties of America, Inc., Class A	13,096	159,902
RioCan Real Estate Investment Trust	15,625	290,017
Sabra Health Care REIT, Inc.	7,479	180,244
Scentre Group	209,633	651,769
Simon Property Group, Inc.	7,982	1,291,168
Spirit Realty Capital, Inc.	22,691	168,140
STAG Industrial, Inc.	4,635	127,926
Sun Communities, Inc.	3,486	305,687
UDR, Inc.	17,932	698,810
Vastned Retail NV	7,840	328,226
VEREIT, Inc.	63,747	518,901
Vornado Realty Trust	3,222	302,546
Welltower, Inc.	11,544	864,068
Westfield Corp.	167,486	1,033,005

		23,318,269
Real Estate Management & Development — 1.5%
Aroundtown Property Holdings PLC	124,707	678,427
BUWOG AG	18,509	531,778
Cheung Kong Property Holdings Ltd.	135,000	1,056,412
Deutsche Wohnen AG, Bearer Shares	6,414	245,768
First Capital Realty, Inc.	19,266	293,566
Intiland Development Tbk PT	4,667,200	147,178
Kungsleden AB	65,193	399,709
Mega Manunggal Property Tbk PT (b)	7,114,900	290,949
Mitsui Fudosan Co., Ltd.	35,300	845,735
Sun Hung Kai Properties Ltd.	22,000	323,184
Takara Leben Co., Ltd.	104,400	469,053
Unizo Holdings Co., Ltd.	29,800	827,933

		6,109,692
Total Common Stocks — 8.1%		31,978,610
Total Investments (Cost — $349,616,209) — 95.0%		374,920,870
Other Assets Less Liabilities — 5.0%		19,802,063

Net Assets — 100.0%		$394,722,933

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	79

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$140,157,485	$4,232,994	[1]	—	$144,390,479	$144,390,479	$1,120,713		$7,512,499	$8,409,264
BlackRock Advantage Emerging Markets Fund	—	1,571,437		—	1,571,437	15,117,220	—		—	(34,227)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,236,256	[1]	—	1,236,256	1,236,627	6,180	[2]	836	—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,518,532	—		(21,092,391)[3]	426,141	426,141	18,226		—	—
BlackRock Commodity Strategies Fund	2,426,806	177,468		(440,134)	2,164,140	15,516,887	—		(253,532)	(240,563)
BlackRock Tactical Opportunities Fund	1,038,478	12,671		(190,986)	860,163	11,827,246	—		4,967	312,816
CoreAlpha Bond Master Portfolio	$78,224,883	—		$(21,614,032)[3]	$56,610,851	56,610,851	821,010		271,898	(3,518,972)
International Tilts Master Portfolio	$49,602,842	—		$(12,943,978)[3]	$36,658,864	36,658,864	836,066		2,877,572	5,377,620
iShares Edge MSCI Multifactor Intl ETF	505,257	—		(41,539)	463,718	12,167,961	209,214		65,912	1,408,124
iShares Edge MSCI Multifactor USA ETF	1,182,184	—		(1,002,815)	179,369	5,147,890	160,696		1,707,363	(26,168)
iShares MSCI EAFE Small-Cap ETF	176,581	41,270		(46,175)	171,676	9,929,740	134,138		200,018	1,111,876
iShares TIPS Bond ETF	149,782	6,445		(21,890)	134,337	15,237,846	96,636		(8,078)	55,684
Master Total Return Portfolio	$21,774,195	—		$(3,099,687)[3]	$18,674,508	18,674,508	529,213		(169,923)	(1,440,174)
Total						$342,942,260	$3,932,092		$12,209,532	$11,415,280

[1] Represents net shares/investment value purchased.

[2] Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Non-income producing security.

(c)	Security, or a portion of the security, is on loan.

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
70	CAC 40 Index	July 2017	$4,090,666	$(119,858)
(226)	5-Year U.S. Treasury Note	September 2017	$26,630,922	52,969
12	DAX Index	September 2017	$4,221,385	(142,652)
98	MSCI Emerging Markets E-Mini Index	September 2017	$4,940,670	5,615
92	Nikkei 225	September 2017	$16,375,550	97,850
125	Russell 2000 Mini Index	September 2017	$8,839,375	(57,613)
(202)	S&P 500 E-Mini Index	September 2017	$24,451,090	54,573
(48)	S&P 400 E-Mini Index	September 2017	$8,381,280	60,135
39	S&P/TSE 60 Index	September 2017	$5,348,366	(62,767)
Total				$(111,748)

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	85,000	USD	63,958	BNP Paribas S.A.	7/28/17	$1,353
AUD	86,000	USD	63,987	Goldman Sachs International	7/28/17	2,093
AUD	57,000	USD	42,309	Standard Chartered Bank	7/28/17	1,488
CAD	316,000	USD	234,276	Barclays Bank PLC	7/28/17	9,505
CHF	283,000	USD	285,861	Standard Chartered Bank	7/28/17	9,692
EUR	68,000	USD	76,253	Deutsche Bank AG	7/28/17	1,504
EUR	112,000	USD	126,471	Deutsche Bank AG	7/28/17	1,600
EUR	267,000	USD	292,461	Deutsche Bank AG	7/28/17	12,852
EUR	13,000	USD	14,573	Goldman Sachs International	7/28/17	293
EUR	53,000	USD	59,618	Goldman Sachs International	7/28/17	987
EUR	209,000	USD	233,561	Royal Bank of Canada	7/28/17	5,429
EUR	240,000	USD	271,142	Standard Chartered Bank	7/28/17	3,297
EUR	68,000	USD	77,284	State Street Bank and Trust Co.	7/28/17	473
GBP	159,000	USD	201,701	Barclays Bank PLC	7/28/17	5,540
GBP	68,000	USD	87,729	Citibank N.A.	7/28/17	902
GBP	77,000	USD	99,732	Goldman Sachs International	7/28/17	630
GBP	202,000	USD	259,049	Goldman Sachs International	7/28/17	4,238
ILS	174,000	USD	47,850	Citibank N.A.	7/28/17	2,073
JPY	3,804,000	USD	33,758	Goldman Sachs International	7/28/17	95
NOK	156,000	USD	18,252	Standard Chartered Bank	7/28/17	442
NZD	59,000	USD	41,309	Goldman Sachs International	7/28/17	1,909
SEK	107,000	USD	12,164	Barclays Bank PLC	7/28/17	553
SEK	345,000	USD	39,136	Goldman Sachs International	7/28/17	1,868
SGD	1,110,000	USD	797,748	Standard Chartered Bank	7/28/17	8,773
USD	31,582	HKD	246,000	Barclays Bank PLC	7/28/17	52
USD	127,950	HKD	997,000	Standard Chartered Bank	7/28/17	164
USD	118,519	HKD	921,000	UBS AG	7/28/17	473
USD	39,113	JPY	4,337,000	Deutsche Bank AG	7/28/17	516
USD	47,090	JPY	5,242,000	Goldman Sachs International	7/28/17	440
USD	63,868	JPY	7,120,000	Standard Chartered Bank	7/28/17	504
USD	550,076	JPY	60,103,000	Standard Chartered Bank	7/28/17	15,192
USD	81,920	JPY	9,100,000	UBS AG	7/28/17	935
CAD	1,888,610	USD	1,428,611	Goldman Sachs International	9/20/17	29,527
EUR	9,209,000	USD	10,363,348	Goldman Sachs International	9/20/17	197,062
USD	5,244,892	JPY	578,134,000	Goldman Sachs International	9/20/17	87,672
						410,126

HKD	260,000	USD	33,466	Citibank N.A.	7/28/17	(142)
HKD	157,000	USD	20,176	Standard Chartered Bank	7/28/17	(53)
HKD	227,000	USD	29,208	Standard Chartered Bank	7/28/17	(113)
HKD	3,588,000	USD	462,161	Standard Chartered Bank	7/28/17	(2,284)
JPY	14,131,000	USD	127,173	Bank of America N.A.	7/28/17	(1,415)
JPY	12,000,000	USD	108,483	Deutsche Bank AG	7/28/17	(1,690)
JPY	5,457,000	USD	49,378	Standard Chartered Bank	7/28/17	(814)
USD	35,167	AUD	47,000	Barclays Bank PLC	7/28/17	(946)
USD	4,570	AUD	6,000	Goldman Sachs International	7/28/17	(40)
USD	381,583	AUD	505,000	Goldman Sachs International	7/28/17	(6,444)
USD	36,077	AUD	48,000	Standard Chartered Bank	7/28/17	(805)
USD	43,003	AUD	58,000	Standard Chartered Bank	7/28/17	(1,562)
USD	11,149	CAD	15,000	Bank of America N.A.	7/28/17	(423)
USD	12,769	CAD	17,000	Standard Chartered Bank	7/28/17	(345)
USD	192,092	EUR	175,000	BNP Paribas S.A.	7/28/17	(8,019)
USD	3,366	EUR	3,000	Bank of America N.A.	7/28/17	(65)
USD	20,781	EUR	19,000	Barclays Bank PLC	7/28/17	(946)
USD	41,485	EUR	38,000	Barclays Bank PLC	7/28/17	(1,968)
USD	326,201	EUR	299,000	Barclays Bank PLC	7/28/17	(15,704)
USD	49,424	EUR	44,000	Deutsche Bank AG	7/28/17	(890)
USD	59,071	EUR	53,000	Deutsche Bank AG	7/28/17	(1,534)
USD	37,012	EUR	33,000	Goldman Sachs International	7/28/17	(723)
USD	67,375	EUR	60,000	Goldman Sachs International	7/28/17	(1,235)
USD	94,833	EUR	86,000	Goldman Sachs International	7/28/17	(3,508)
USD	125,160	EUR	112,000	Goldman Sachs International	7/28/17	(2,912)
USD	8,000	EUR	7,000	State Street Bank and Trust Co.	7/28/17	(5)
USD	52,727	EUR	47,000	State Street Bank and Trust Co.	7/28/17	(1,018)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	81

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,265	GBP	8,000	Goldman Sachs International	7/28/17	$(162)
USD	41,212	GBP	32,000	Goldman Sachs International	7/28/17	(497)
USD	55,756	GBP	43,000	Goldman Sachs International	7/28/17	(290)
USD	93,489	GBP	72,000	Goldman Sachs International	7/28/17	(356)
USD	187,652	GBP	148,000	Goldman Sachs International	7/28/17	(5,252)
USD	320,288	GBP	248,000	Goldman Sachs International	7/28/17	(2,955)
USD	29,765	GBP	23,000	Standard Chartered Bank	7/28/17	(213)
USD	469,809	IDR	6,342,424,000	Bank of America N.A.	7/28/17	(4,885)
USD	31,629	JPY	3,597,000	Barclays Bank PLC	7/28/17	(382)
USD	48,108	JPY	5,435,000	Barclays Bank PLC	7/28/17	(261)
USD	46,387	JPY	5,261,000	Citibank N.A.	7/28/17	(433)
USD	39,759	JPY	4,495,000	Goldman Sachs International	7/28/17	(244)
USD	19,628	SEK	172,000	BNP Paribas S.A.	7/28/17	(814)
USD	7,820	SEK	68,000	Goldman Sachs International	7/28/17	(261)
USD	38,797	SGD	54,000	Standard Chartered Bank	7/28/17	(439)
						(73,047)

Net Unrealized Appreciation						$337,079

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$218,173	—	$52,969	—	$271,142
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$410,126	—	—	410,126

Total		—	—	$218,173	$410,126	$52,969	—	$681,268

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$382,890	—	—	—	$382,890
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$73,047	—	—	73,047

Total		—	—	$382,890	$73,047	—	—	$455,937

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$3,307,283	$804,666	$(24,177)	—	$4,087,772
Forward foreign currency exchange contracts	—	—	—	(77,455)	—	—	(77,455)

Total	—	—	$3,307,283	$727,211	$(24,177)	—	$4,010,317

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$800,113	—	$52,969	—	$853,082
Forward foreign currency exchange contracts	—	—	—	$318,063	—	—	318,063

Total	—	—	$800,113	$318,063	$52,969	—	$1,171,145

See Notes to Financial Statements.

82	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$58,723,726
Average notional value of contracts — short	$50,156,278
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$8,164,097
Average amounts sold — in USD	$11,706,501

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$39,234	$240,647
Forward foreign currency exchange contracts	410,126	73,047

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$449,360	$313,694

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(39,234)	(240,647)

Total derivative assets and liabilities subject to an MNA	$410,126	$73,047

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$15,650	$(15,650)	—	—	—
BNP Paribas S.A.	1,353	(1,353)	—	—	—
Citibank N.A.	2,975	(575)	—	—	$2,400
Deutsche Bank AG	16,472	(4,114)	—	—	12,358
Goldman Sachs International	326,814	(24,879)	—	—	301,935
Royal Bank of Canada	5,429	—	—	—	5,429
Standard Chartered Bank	39,552	(6,628)	—	—	32,924
State Street Bank and Trust Co.	473	(473)	—	—	—
UBS AG	1,408	—	—	—	1,408

Total	$410,126	$(53,672)	—	—	$356,454

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$6,788	—	—	—	$6,788
Barclays Bank PLC	20,207	$(15,650)	—	—	4,557
BNP Paribas S.A.	8,833	(1,353)	—	—	7,480
Citibank N.A.	575	(575)	—	—	—
Deutsche Bank AG	4,114	(4,114)	—	—	—
Goldman Sachs International	24,879	(24,879)	—	—	—
Standard Chartered Bank	6,628	(6,628)	—	—	—
State Street Bank and Trust Co.	1,023	(473)	—	—	550

Total	$73,047	$(53,672)	—	—	$19,375

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	83

Schedule of Investments (concluded)	LifePath Dynamic 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$69,706,944	—	—	$69,706,944
Fixed Income Funds	15,237,846	—	—	15,237,846
Short-Term Securities	1,662,768	—	—	1,662,768
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	716,162	$987,803	—	1,703,965
Health Care Providers & Services	203,322	—	—	203,322
Hotels, Restaurants & Leisure	171,139	—	—	171,139
Household Durables	—	210,313	—	210,313
IT Services	261,910	—	—	261,910
Real Estate Investment Trusts (REITs)	17,827,607	5,490,662	—	23,318,269
Real Estate Management & Development	825,344	5,284,348	—	6,109,692

Subtotal	$106,613,042	$11,973,126	—	$118,586,168

Investments Valued at NAV[1]				256,334,702

Total Investments				$374,920,870

Derivative Financial Instruments [2]
Assets:
Equity contracts	$218,173	—	—	$218,173
Interest rate contracts	52,969	—	—	52,969
Forward foreign currency contracts	—	$410,126	—	410,126
Liabilities:
Equity contracts	(382,890)	—	—	(382,890)
Forward foreign currency contracts	—	(73,047)	—	(73,047)

Total	$(111,748)	$337,079	—	$225,331

[1]    As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

84	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 78.2%
Active Stock Master Portfolio	$137,441,991	$137,441,991
BlackRock Advantage Emerging Markets Fund (b)	1,574,767	15,149,263
BlackRock Commodity Strategies Fund	1,845,004	13,228,682
BlackRock Tactical Opportunities Fund	698,894	9,609,786
International Tilts Master Portfolio	$39,182,368	39,182,368
iShares Edge MSCI Multifactor Intl ETF (c)	468,027	12,281,028
iShares Edge MSCI Multifactor USA ETF	498,082	14,294,953
iShares MSCI EAFE Small-Cap ETF	172,905	10,000,825

		251,188,896
Fixed Income Funds — 3.5%
CoreAlpha Bond Master Portfolio	$6,111,050	6,111,050
iShares TIPS Bond ETF (c)	31,018	3,518,372
Master Total Return Portfolio	$1,733,133	1,733,133

		11,362,555
Short-Term Securities — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (d)(e)	4,825,626	4,827,074
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (e)	2,613,307	2,613,307

		7,440,381
Total Affiliated Investment Companies — 84.0%		269,991,832

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.6%
Great Portland Estates PLC	27,569	214,615
Ichigo Hotel REIT Investment Corp.	417	428,341
New South Resources Ltd. (b)	595,776	691,357
NSI NV	7,919	286,129
The PRS REIT PLC (b)	188,362	257,292

		1,877,734
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (b)	18,031	265,236
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	3,608	223,155
Household Durables — 0.1%
Iida Group Holdings Co. Ltd.	16,500	275,410
IT Services — 0.1%
GDS Holdings, Ltd., ADR (b)	5,170	47,926
InterXion Holding NV (b)	6,421	293,953

		341,879
Real Estate Investment Trusts (REITs) — 9.6%
Agree Realty Corp.	4,666	214,029
Alexandria Real Estate Equities, Inc.	9,031	1,087,965
American Campus Communities, Inc.	8,284	391,833
AvalonBay Communities, Inc.	5,872	1,128,422
Boardwalk REIT	3,486	127,822
Boston Properties, Inc.	6,830	840,227
British Land Co. PLC	136,062	1,074,147
Capital & Regional PLC	307,550	225,320
Colony Starwood Homes	16,191	555,513
DDR Corp.	25,451	230,841
DiamondRock Hospitality Co.	36,220	396,609
EPR Properties	8,762	629,725
Essex Property Trust, Inc.	1,522	391,565
Eurocommercial Properties NV CVA	6,928	276,830
Extra Space Storage, Inc.	11,810	921,180
Federal Realty Investment Trust	4,430	559,908

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
First Industrial Realty Trust, Inc.	15,384	$440,290
Gecina SA	604	94,803
GGP, Inc.	16,926	398,777
Hammerson PLC	66,930	500,763
HCP, Inc.	24,648	787,750
Healthcare Trust of America, Inc., Class A	14,641	455,482
Highwoods Properties, Inc.	6,647	337,069
Host Hotels & Resorts, Inc.	40,409	738,272
Ichigo Office REIT Investment Corp.	1,170	727,641
Invitation Homes, Inc.	17,997	389,275
Japan Hotel REIT Investment Corp.	527	373,190
Japan Rental Housing Investments, Inc.	109	80,436
Kenedix Retail REIT Corp.	180	379,997
Kilroy Realty Corp.	7,801	586,245
Kimco Realty Corp.	6,197	113,715
Klepierre	23,425	960,091
LaSalle Hotel Properties	3,804	113,359
Liberty Property Trust	10,938	445,286
Link REIT	113,500	863,399
Macerich Co.	7,261	421,574
Medical Properties Trust, Inc.	29,446	378,970
Mid-America Apartment Communities, Inc.	5,000	526,900
Nippon Building Fund, Inc.	51	260,271
Prologis, Inc.	18,633	1,092,639
Public Storage	1,388	289,440
QTS Realty Trust, Inc., Class A	6,535	341,977
Regency Centers Corp.	10,145	635,483
Retail Properties of America, Inc., Class A	16,956	207,033
RioCan Real Estate Investment Trust	20,397	378,590
Sabra Health Care REIT, Inc.	9,763	235,288
Scentre Group	273,426	850,108
Simon Property Group, Inc.	10,420	1,685,539
Spirit Realty Capital, Inc.	29,621	219,492
STAG Industrial, Inc.	6,051	167,008
Sun Communities, Inc.	4,547	398,726
UDR, Inc.	23,390	911,508
Vastned Retail NV	10,404	435,569
VEREIT, Inc.	83,096	676,401
Vornado Realty Trust	4,207	395,037
Welltower, Inc.	15,069	1,127,915
Westfield Corp.	218,468	1,347,447

		30,820,691
Real Estate Management & Development — 2.4%
Aroundtown Property Holdings PLC	162,647	884,827
BUWOG AG	24,131	693,302
Cheung Kong Property Holdings Ltd.	176,000	1,377,249
Deutsche Wohnen AG, Bearer Shares	8,373	320,831
First Capital Realty, Inc.	25,129	382,903
Intiland Development Tbk PT	6,069,900	191,411
Kungsleden AB	85,035	521,364
Mega Manunggal Property Tbk PT (b)	8,738,700	357,351
Mitsui Fudosan Co. Ltd.	46,100	1,104,486
Sun Hung Kai Properties Ltd.	28,000	411,325
Takara Leben Co., Ltd.	136,200	611,926
Unizo Holdings Co., Ltd.	38,900	1,080,759

		7,937,734
Total Common Stocks — 13.0%		41,741,839
Total Investments (Cost — $274,503,522) — 97.0%		311,733,671
Other Assets Less Liabilities — 3.0%		9,483,405

Net Assets — 100.0%		$321,217,076

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	85

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$135,849,245	$1,592,746	[2]	—	$137,441,991	$137,441,991	$1,067,054		$7,188,041	$4,170,741
BlackRock Advantage Emerging Markets Fund	—	1,574,767		—	1,574,767	15,149,263	—		—	(39,265)
BlackRock Cash Funds: Institutional, SL Agency Shares	963,528	3,862,098	[2]	—	4,825,626	4,827,074	6,884	[3]	87	(137)
BlackRock Cash Funds: Treasury, SL Agency Shares	22,947,395	—		(20,334,088)[4]	2,613,307	2,613,307	24,884		—	—
BlackRock Commodity Strategies Fund	2,112,341	129,208		(396,545)	1,845,004	13,228,682	—		(209,123)	(194,383)
BlackRock Tactical Opportunities Fund	826,781	9,439		(137,326)	698,894	9,609,786	—		1,335	250,639
CoreAlpha Bond Master Portfolio	$13,544,446	—		$(7,433,396)[4]	$6,111,050	6,111,050	138,483		51,529	418,657
International Tilts Master Portfolio	$50,894,777	—		$(11,712,409)[4]	$39,182,368	39,182,368	852,671		2,949,011	2,673,361
iShares Core S&P 500 ETF	4,181	—		(4,181)	—	—	—		21,969	(19,919)
iShares Edge MSCI Multifactor Intl ETF	529,366	—		(61,339)	468,027	12,281,028	211,709		115,864	1,426,973
iShares Edge MSCI Multifactor USA ETF	1,257,520	—		(759,438)	498,082	14,294,953	183,666		1,158,551	748,500
iShares MSCI EAFE Small-Cap ETF	183,494	33,972		(44,561)	172,905	10,000,825	135,099		213,302	1,155,372
iShares TIPS Bond ETF	31,194	3,398		(3,574)	31,018	3,518,372	21,414		1,005	6,384
Master Total Return Portfolio	$5,532,594	—		$(3,799,461)[4]	$1,733,133	1,733,133	221,996		(70,419)	644,793
Total						$269,991,832	$2,863,860		$11,421,152	$11,241,716

[1] Includes net capital gain distributions.
[2] Represents net shares/investment value purchased.

[3]    Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares/investment value sold.

(b)	Non-income producing security.

(c)	Security, or a portion of the security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
56	CAC 40 Index	July 2017	$3,272,533	$(95,887)
(179)	5-Year U.S. Treasury Note	September 2017	$21,092,633	41,953
10	DAX Index	September 2017	$3,517,821	(118,877)
115	MSCI Emerging Markets E-Mini Index	September 2017	$5,797,725	6,589
76	Nikkei 225	September 2017	$13,527,628	80,833
50	Russell 2000 Mini Index	September 2017	$3,535,750	(23,045)
(172)	S&P 500 E-Mini Index	September 2017	$20,819,740	46,438
(38)	S&P 400 E-Mini Index	September 2017	$6,635,180	47,607
40	S&P/TSE 60 Index	September 2017	$5,485,503	(64,376)
Total				$(78,765)

See Notes to Financial Statements.

86	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	124,000	USD	93,304	BNP Paribas S.A.	7/28/17	$1,974
AUD	48,000	USD	35,713	Goldman Sachs International	7/28/17	1,168
AUD	62,000	USD	46,020	Standard Chartered Bank	7/28/17	1,619
CAD	408,000	USD	302,483	Barclays Bank PLC	7/28/17	12,272
CHF	368,000	USD	371,720	Standard Chartered Bank	7/28/17	12,603
EUR	87,000	USD	97,559	Deutsche Bank AG	7/28/17	1,925
EUR	142,000	USD	160,348	Deutsche Bank AG	7/28/17	2,029
EUR	322,000	USD	352,706	Deutsche Bank AG	7/28/17	15,499
EUR	34,000	USD	38,114	Goldman Sachs International	7/28/17	765
EUR	66,000	USD	74,242	Goldman Sachs International	7/28/17	1,229
EUR	273,000	USD	305,082	Royal Bank of Canada	7/28/17	7,092
EUR	309,000	USD	349,095	Standard Chartered Bank	7/28/17	4,245
EUR	89,000	USD	101,152	State Street Bank and Trust Co.	7/28/17	619
GBP	209,000	USD	265,129	Barclays Bank PLC	7/28/17	7,282
GBP	88,000	USD	113,531	Goldman Sachs International	7/28/17	1,168
GBP	105,000	USD	135,999	Goldman Sachs International	7/28/17	859
GBP	260,000	USD	333,429	Goldman Sachs International	7/28/17	5,455
ILS	217,000	USD	59,674	Citibank N.A.	7/28/17	2,585
JPY	4,841,000	USD	42,961	Standard Chartered Bank	7/28/17	121
NOK	202,000	USD	23,634	Standard Chartered Bank	7/28/17	573
NZD	73,000	USD	51,111	Goldman Sachs International	7/28/17	2,362
SEK	410,000	USD	46,497	Bank of America N.A.	7/28/17	2,231
SEK	139,000	USD	15,802	Barclays Bank PLC	7/28/17	718
SGD	1,434,000	USD	1,030,605	Standard Chartered Bank	7/28/17	11,334
USD	39,541	HKD	308,000	Barclays Bank PLC	7/28/17	65
USD	42,501	HKD	330,000	Standard Chartered Bank	7/28/17	204
USD	167,990	HKD	1,309,000	Standard Chartered Bank	7/28/17	215
USD	122,251	HKD	950,000	UBS AG	7/28/17	488
USD	73,654	JPY	8,167,000	Deutsche Bank AG	7/28/17	972
USD	40,852	JPY	4,538,000	Standard Chartered Bank	7/28/17	466
USD	61,822	JPY	6,882,000	Standard Chartered Bank	7/28/17	576
USD	113,761	JPY	12,682,000	Standard Chartered Bank	7/28/17	898
USD	703,455	JPY	76,861,000	Standard Chartered Bank	7/28/17	19,435
CAD	4,109,858	USD	3,108,842	Goldman Sachs International	9/20/17	64,255
EUR	7,396,000	USD	8,323,089	Goldman Sachs International	9/20/17	158,266
USD	4,219,146	JPY	465,068,000	Goldman Sachs International	9/20/17	70,526
						414,093

HKD	118,000	USD	15,198	Barclays Bank PLC	7/28/17	(74)
HKD	446,000	USD	57,408	Citibank N.A.	7/28/17	(244)
HKD	79,000	USD	10,165	Standard Chartered Bank	7/28/17	(40)
HKD	201,000	USD	25,831	Standard Chartered Bank	7/28/17	(68)
HKD	257,000	USD	33,068	Standard Chartered Bank	7/28/17	(129)
HKD	4,681,000	USD	602,947	Standard Chartered Bank	7/28/17	(2,980)
JPY	9,932,000	USD	89,384	Bank of America N.A.	7/28/17	(995)
JPY	16,500,000	USD	149,165	Deutsche Bank AG	7/28/17	(2,324)
JPY	7,367,000	USD	66,662	Standard Chartered Bank	7/28/17	(1,100)
USD	43,590	AUD	58,000	Bank of America N.A.	7/28/17	(975)
USD	40,403	AUD	54,000	Barclays Bank PLC	7/28/17	(1,088)
USD	46,391	AUD	62,000	Barclays Bank PLC	7/28/17	(1,248)
USD	493,417	AUD	653,000	Citibank N.A.	7/28/17	(8,329)
USD	5,331	AUD	7,000	Goldman Sachs International	7/28/17	(47)
USD	13,379	CAD	18,000	Bank of America N.A.	7/28/17	(507)
USD	18,027	CAD	24,000	Standard Chartered Bank	7/28/17	(488)
USD	249,171	EUR	227,000	BNP Paribas S.A.	7/28/17	(10,402)
USD	4,488	EUR	4,000	Bank of America N.A.	7/28/17	(86)
USD	48,035	EUR	44,000	Barclays Bank PLC	7/28/17	(2,279)
USD	434,207	EUR	398,000	Barclays Bank PLC	7/28/17	(20,904)
USD	88,707	EUR	79,000	Citibank N.A.	7/28/17	(1,629)
USD	90,279	EUR	81,000	Deutsche Bank AG	7/28/17	(2,344)
USD	48,228	EUR	43,000	Goldman Sachs International	7/28/17	(942)
USD	58,411	EUR	52,000	Goldman Sachs International	7/28/17	(1,051)
USD	126,811	EUR	115,000	Goldman Sachs International	7/28/17	(4,691)
USD	163,155	EUR	146,000	Goldman Sachs International	7/28/17	(3,796)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	87

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,428	EUR	10,000	State Street Bank and Trust Co.	7/28/17	$(7)
USD	68,432	EUR	61,000	State Street Bank and Trust Co.	7/28/17	(1,321)
USD	40,197	GBP	31,000	Goldman Sachs International	7/28/17	(208)
USD	56,667	GBP	44,000	Goldman Sachs International	7/28/17	(683)
USD	98,805	GBP	77,000	Goldman Sachs International	7/28/17	(1,557)
USD	119,458	GBP	92,000	Goldman Sachs International	7/28/17	(455)
USD	245,976	GBP	194,000	Goldman Sachs International	7/28/17	(6,884)
USD	413,269	GBP	320,000	Goldman Sachs International	7/28/17	(3,820)
USD	53,060	GBP	41,000	Standard Chartered Bank	7/28/17	(379)
USD	587,775	IDR	7,934,957,000	Bank of America N.A.	7/28/17	(6,111)
USD	13,920	JPY	1,583,000	Barclays Bank PLC	7/28/17	(168)
USD	62,359	JPY	7,045,000	Barclays Bank PLC	7/28/17	(338)
USD	50,444	JPY	5,703,000	Goldman Sachs International	7/28/17	(309)
USD	59,896	JPY	6,793,000	Goldman Sachs International	7/28/17	(558)
USD	19,628	SEK	172,000	BNP Paribas S.A.	7/28/17	(814)
USD	9,316	SEK	81,000	Goldman Sachs International	7/28/17	(311)
USD	39,514	SGD	55,000	Standard Chartered Bank	7/28/17	(448)
						(93,131)

Net Unrealized Appreciation						$320,962

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$181,467	—	$41,953	—	$223,420
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$414,093	—	—	414,093

Total		—	—	$181,467	$414,093	$41,953	—	$637,513

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$302,185	—	—	—	$302,185
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$93,131	—	—	93,131

Total		—	—	$302,185	$93,131	—	—	$395,316

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$3,360,975	$600,222	$(19,111)	—	$3,942,086
Forward foreign currency exchange contracts	—	—	—	158,836	—	—	158,836

Total	—	—	$3,360,975	759,058	$(19,111)	—	$4,100,922

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$508,479	—	$296,191	—	$804,670
Forward foreign currency exchange contracts	—	—	—	$301,090	—	—	301,090

Total	—	—	$508,479	$301,090	$296,191	—	$1,105,760

See Notes to Financial Statements.

88	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$48,807,114
Average notional value of contracts — short	$40,225,640
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$9,517,740
Average amounts sold — in USD	$13,488,044

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$48,059	$197,495
Forward foreign currency exchange contracts	414,093	93,131

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$462,152	$290,626

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(48,059)	(197,495)

Total derivative assets and liabilities subject to an MNA	$414,093	$93,131

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$2,231	$(2,231)	—	—	—
Barclays Bank PLC	20,337	(20,337)	—	—	—
BNP Paribas S.A.	1,974	(1,974)	—	—	—
Citibank N.A.	2,585	(2,585)	—	—	—
Deutsche Bank AG	20,425	(4,668)	—	—	$15,757
Goldman Sachs International	306,053	(25,312)	—	—	280,741
Royal Bank of Canada	7,092	—	—	—	7,092
Standard Chartered Bank	52,289	(5,632)	—	—	46,657
State Street Bank and Trust Co.	619	(619)	—	—	—
UBS AG	488	—	—	—	488

Total	$414,093	$(63,358)	—	—	$350,735

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$8,674	$(2,231)	—	—	$6,443
Barclays Bank PLC	26,099	(20,337)	—	—	5,762
BNP Paribas S.A.	11,216	(1,974)	—	—	9,242
Citibank N.A.	10,202	(2,585)	—	—	7,617
Deutsche Bank AG	4,668	(4,668)	—	—	—
Goldman Sachs International	25,312	(25,312)	—	—	—
Standard Chartered Bank	5,632	(5,632)	—	—	—
State Street Bank and Trust Co.	1,328	(619)	—	—	709

Total	$93,131	$(63,358)	—	—	$29,773

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	89

Schedule of Investments (concluded)	LifePath Dynamic 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$74,564,537	—	—	$74,564,537
Fixed Income Funds	3,518,372	—	—	3,518,372
Short-Term Securities	7,440,381	—	—	7,440,381
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	543,421	$1,334,313	—	1,877,734
Health Care Providers & Services	265,236	—	—	265,236
Hotels, Restaurants & Leisure	223,155	—	—	223,155
Household Durables	—	275,410	—	275,410
IT Services	341,879	—	—	341,879
Real Estate Investment Trusts (REITs)	23,649,105	7,171,586	—	30,820,691
Real Estate Management & Development	1,076,205	6,861,529	—	7,937,734

Subtotal	$111,622,291	$15,642,838	—	$127,265,129

Investments Valued at NAV[1]				184,468,542

Total				$311,733,671

Derivative Financial Instruments[2]
Assets:
Equity contracts	$181,467	—	—	$181,467
Interest rate contracts	41,953	—	—	41,953
Forward foreign currency contracts	—	$414,093	—	414,093
Liabilities:
Equity contracts	(302,185)	—	—	(302,185)
Forward foreign currency contracts	—	(93,131)	—	(93,131)

Total	$(78,765)	$320,962	—	$242,197

[1]    As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

90	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 71.4%
Active Stock Master Portfolio	$44,185,905	$44,185,905
BlackRock Advantage Emerging Markets Fund	557,823	5,366,255
BlackRock Commodity Strategies Fund	688,885	4,939,303
International Tilts Master Portfolio	$15,912,724	15,912,724
iShares Edge MSCI Multifactor Intl ETF	172,359	4,522,700
iShares MSCI EAFE Small-Cap ETF	66,453	3,843,642
iShares MSCI Emerging Markets ETF (c)	24,072	996,340

		79,766,869
Fixed Income Funds — 8.2%
CoreAlpha Bond Master Portfolio	$1,069,822	1,069,822
iShares Edge MSCI Multifactor USA ETF	283,189	8,127,524

		9,197,346
Short-Term Securities — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (d)(e)	1,057,641	1,057,958
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (e)	3,760,370	3,760,370

		4,818,328
Total Affiliated Investment Companies — 83.9%		93,782,543

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.7%
Great Portland Estates PLC	11,126	86,612
Ichigo Hotel REIT Investment Corp.	166	170,515
New South Resources Ltd. (b)	237,525	275,632
NSI NV	3,109	112,334
PRS REIT PLC (b)	75,728	103,440

		748,533
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (b)	7,292	107,265
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	1,457	90,115
Household Durables — 0.1%
Iida Group Holdings Co. Ltd.	6,600	110,164
IT Services — 0.1%
GDS Holdings Ltd. — ADR (b)	2,087	19,346
InterXion Holding NV (b)	2,591	118,616

		137,962
Real Estate Investment Trusts (REITs) — 11.1%
Agree Realty Corp.	1,766	81,006
Alexandria Real Estate Equities, Inc.	3,647	439,354
American Campus Communities, Inc.	3,435	162,475
AvalonBay Communities, Inc.	2,369	455,251
Boardwalk REIT	1,392	51,041
Boston Properties, Inc.	2,775	341,380
British Land Co. PLC	54,910	433,489
Capital & Regional PLC	125,680	92,077
Colony Starwood Homes	6,561	225,108
DDR Corp.	10,270	93,149
DiamondRock Hospitality Co.	14,616	160,045
EPR Properties	3,487	250,611
Essex Property Trust, Inc.	614	157,964
Eurocommercial Properties NV CVA	2,797	111,763
Extra Space Storage, Inc.	4,786	373,308
Federal Realty Investment Trust	1,788	225,985
First Industrial Realty Trust, Inc.	6,208	177,673
Gecina SA	244	38,298

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
GGP, Inc.	6,830	$160,915
Hammerson PLC	27,960	209,194
HCP, Inc.	9,947	317,906
Healthcare Trust of America, Inc., Class A	5,779	179,785
Highwoods Properties, Inc.	2,741	138,996
Host Hotels & Resorts, Inc.	16,307	297,929
Ichigo Office REIT Investment Corp.	472	293,544
Invitation Homes, Inc.	7,266	157,164
Japan Hotel REIT Investment Corp.	214	151,542
Japan Rental Housing Investments, Inc.	43	31,732
Kenedix Retail REIT Corp.	73	154,110
Kilroy Realty Corp.	3,151	236,798
Kimco Realty Corp.	2,501	45,893
Klepierre	9,370	384,037
LaSalle Hotel Properties	1,535	45,743
Liberty Property Trust	4,417	179,816
Link REIT	46,500	353,727
Macerich Co.	2,885	167,503
Medical Properties Trust, Inc.	11,979	154,170
Mid-America Apartment Communities, Inc.	2,019	212,762
Nippon Building Fund, Inc.	20	102,067
Prologis, Inc.	7,519	440,914
Public Storage	560	116,777
QTS Realty Trust, Inc., Class A	2,659	139,145
Regency Centers Corp.	4,094	256,448
Retail Properties of America, Inc., Class A	6,730	82,173
RioCan Real Estate Investment Trust	8,231	152,776
Sabra Health Care REIT, Inc.	3,940	94,954
Scentre Group	110,410	343,275
Simon Property Group, Inc.	4,205	680,201
Spirit Realty Capital, Inc.	11,953	88,572
STAG Industrial, Inc.	2,442	67,399
Sun Communities, Inc.	1,836	160,999
UDR, Inc.	9,444	368,033
Vastned Retail NV	4,233	177,217
VEREIT, Inc.	33,685	274,196
Vornado Realty Trust	1,698	159,442
Welltower, Inc.	6,081	455,163
Westfield Corp.	88,224	544,140

		12,447,134
Real Estate Management & Development — 2.9%
Aroundtown Property Holdings PLC	65,682	357,321
BUWOG AG	9,765	280,556
Cheung Kong Property Holdings Ltd.	71,000	555,595
Deutsche Wohnen AG, Bearer Shares	3,379	129,474
First Capital Realty, Inc.	10,146	154,600
Intiland Development Tbk PT	2,300,500	72,545
Kungsleden AB	34,336	210,520
Mega Manunggal Property Tbk PT (b)	3,207,700	131,172
Mitsui Fudosan Co., Ltd.	18,600	445,628
Sun Hung Kai Properties Ltd.	11,000	161,592
Takara Leben Co., Ltd.	55,000	247,107
Unizo Holdings Co., Ltd.	15,700	436,193

		3,182,303
Total Common Stocks — 15.1%		16,823,476
Total Investments (Cost — $88,975,209) — 99.0%		110,606,019
Other Assets Less Liabilities — 1.0%		1,066,878

Net Assets — 100.0%		$111,672,897

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	91

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$43,589,002	$596,903	[1]	—	$44,185,905	$44,185,905	$341,838		$2,295,246	$659,753
BlackRock Advantage Emerging Markets Fund	—	557,823		—	557,823	5,366,255	—		—	(16,735)
BlackRock Cash Funds: Institutional, SL Agency Shares	588,649	468,992	[1]	—	1,057,641	1,057,958	4,291	[2]	—	(95)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,871,097	—		(7,110,727)[3]	3,760,370	3,760,370	27,555		—	—
BlackRock Commodity Strategies Fund	713,452	108,163		(132,730)	688,885	4,939,303	—		(23,687)	(120,159)
CoreAlpha Bond Master Portfolio	$1,148,840	—		$(79,018)[3]	$1,069,822	1,069,822	11,914		4,381	65,236
International Tilts Master Portfolio	$16,886,692	—		$(973,968)[3]	$15,912,724	15,912,724	298,553		1,050,034	1,763,881
iShares Core S&P 500 ETF	6,451	—		(6,451)	—	—	—		45,134	(30,734)
iShares Edge MSCI Multifactor Intl ETF	211,613	—		(39,254)	172,359	4,522,700	72,431		75,181	530,455
iShares Edge MSCI Multifactor USA ETF	436,759	7,435		(161,005)	283,189	8,127,524	70,018		128,397	548,329
iShares MSCI EAFE Small-Cap ETF	68,718	3,557		(5,822)	66,453	3,843,642	51,923		7,930	531,960
iShares MSCI Emerging Markets	—	40,787		(16,715)	24,072	996,340	4,719		11,561	102,097
Total						$93,782,543	$883,242		$3,594,177	$4,033,988

[1] Represents net shares/investment value purchased.

[2]    Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Non-income producing security.

(c)	Security, or a portion of the security, is on loan.

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
19	CAC 40 Index	July 2017	$1,110,324	$(32,530)
3	DAX Index	September 2017	$1,055,346	(35,642)
34	MSCI Emerging Markets E-Mini Index	September 2017	$1,714,110	1,948
25	Nikkei 225	September 2017	$4,449,878	26,590
15	Russell 2000 Mini Index	September 2017	$1,060,725	(6,914)
(30)	S&P 500 E-Mini Index	September 2017	$3,631,350	8,096
(13)	S&P 400 E-Mini Index	September 2017	$2,269,930	16,287
15	S&P/TSE 60 Index	September 2017	$2,057,063	(24,141)
Total				$(46,306)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	46,000	USD	34,226	Bank of America N.A.	7/28/17	$1,119
AUD	58,000	USD	43,051	Standard Chartered Bank	7/28/17	1,515
CAD	162,000	USD	120,104	Barclays Bank PLC	7/28/17	4,873
CHF	152,000	USD	153,537	Standard Chartered Bank	7/28/17	5,206
EUR	58,000	USD	65,495	Citibank N.A.	7/28/17	827

See Notes to Financial Statements.

92	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	35,000	USD	39,248	Deutsche Bank AG	7/28/17	$774
EUR	154,000	USD	168,685	Deutsche Bank AG	7/28/17	7,413
EUR	7,000	USD	7,847	Goldman Sachs International	7/28/17	157
EUR	27,000	USD	30,372	Goldman Sachs International	7/28/17	503
EUR	110,000	USD	122,927	Royal Bank of Canada	7/28/17	2,857
EUR	126,000	USD	142,349	Standard Chartered Bank	7/28/17	1,731
EUR	35,000	USD	39,779	State Street Bank and Trust Co.	7/28/17	244
GBP	84,000	USD	106,559	Barclays Bank PLC	7/28/17	2,927
GBP	98,000	USD	125,677	Barclays Bank PLC	7/28/17	2,057
GBP	35,000	USD	45,333	Goldman Sachs International	7/28/17	286
GBP	36,000	USD	46,444	Goldman Sachs International	7/28/17	478
ILS	93,000	USD	25,575	Citibank N.A.	7/28/17	1,108
JPY	1,968,000	USD	17,465	Goldman Sachs International	7/28/17	49
NOK	88,000	USD	10,296	Standard Chartered Bank	7/28/17	250
NZD	21,000	USD	14,703	Goldman Sachs International	7/28/17	680
SEK	55,000	USD	6,253	Barclays Bank PLC	7/28/17	284
SEK	50,000	USD	5,702	Goldman Sachs International	7/28/17	240
SEK	170,000	USD	19,274	Royal Bank of Canada	7/28/17	931
SGD	567,000	USD	407,499	Standard Chartered Bank	7/28/17	4,481
USD	6,933	HKD	54,000	Barclays Bank PLC	7/28/17	11
USD	75,846	HKD	591,000	Standard Chartered Bank	7/28/17	97
USD	54,176	HKD	421,000	UBS AG	7/28/17	216
USD	14,430	JPY	1,600,000	Deutsche Bank AG	7/28/17	190
USD	26,366	JPY	2,935,000	Standard Chartered Bank	7/28/17	246
USD	234,196	JPY	25,589,000	Standard Chartered Bank	7/28/17	6,468
USD	30,364	JPY	3,373,000	UBS AG	7/28/17	346
CAD	1,765,230	USD	1,335,282	Goldman Sachs International	9/20/17	27,598
EUR	2,491,000	USD	2,803,247	Goldman Sachs International	9/20/17	53,305
USD	1,415,938	JPY	156,076,000	Goldman Sachs International	9/20/17	23,668
						153,135

HKD	48,000	USD	6,176	Standard Chartered Bank	7/28/17	(24)
HKD	82,000	USD	10,538	Standard Chartered Bank	7/28/17	(28)
HKD	199,000	USD	25,606	Standard Chartered Bank	7/28/17	(100)
HKD	1,894,000	USD	243,961	Standard Chartered Bank	7/28/17	(1,206)
JPY	4,038,000	USD	36,340	Citibank N.A.	7/28/17	(404)
JPY	5,800,000	USD	52,434	Deutsche Bank AG	7/28/17	(817)
JPY	2,355,000	USD	21,310	Standard Chartered Bank	7/28/17	(351)
USD	21,795	AUD	29,000	Bank of America N.A.	7/28/17	(488)
USD	18,706	AUD	25,000	Barclays Bank PLC	7/28/17	(503)
USD	3,047	AUD	4,000	Goldman Sachs International	7/28/17	(27)
USD	195,703	AUD	259,000	Goldman Sachs International	7/28/17	(3,305)
USD	15,570	AUD	21,000	Standard Chartered Bank	7/28/17	(566)
USD	6,690	CAD	9,000	Bank of America N.A.	7/28/17	(253)
USD	98,790	EUR	90,000	BNP Paribas S.A.	7/28/17	(4,124)
USD	2,244	EUR	2,000	Bank of America N.A.	7/28/17	(43)
USD	2,208	EUR	2,000	Barclays Bank PLC	7/28/17	(79)
USD	20,742	EUR	19,000	Barclays Bank PLC	7/28/17	(984)
USD	24,062	EUR	22,000	Barclays Bank PLC	7/28/17	(1,095)
USD	189,829	EUR	174,000	Barclays Bank PLC	7/28/17	(9,139)
USD	35,933	EUR	32,000	Citibank N.A.	7/28/17	(659)
USD	31,207	EUR	28,000	Deutsche Bank AG	7/28/17	(810)
USD	20,189	EUR	18,000	Goldman Sachs International	7/28/17	(394)
USD	29,205	EUR	26,000	Goldman Sachs International	7/28/17	(526)
USD	33,081	EUR	30,000	Goldman Sachs International	7/28/17	(1,224)
USD	65,932	EUR	59,000	Goldman Sachs International	7/28/17	(1,534)
USD	4,571	EUR	4,000	State Street Bank and Trust Co.	7/28/17	(3)
USD	26,924	EUR	24,000	State Street Bank and Trust Co.	7/28/17	(520)
USD	19,452	GBP	15,000	Goldman Sachs International	7/28/17	(99)
USD	21,894	GBP	17,000	Goldman Sachs International	7/28/17	(264)
USD	35,929	GBP	28,000	Goldman Sachs International	7/28/17	(566)
USD	48,043	GBP	37,000	Goldman Sachs International	7/28/17	(183)
USD	98,897	GBP	78,000	Goldman Sachs International	7/28/17	(2,768)
USD	166,602	GBP	129,000	Goldman Sachs International	7/28/17	(1,537)
USD	218,059	IDR	2,943,795,000	Bank of America N.A.	7/28/17	(2,267)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	93

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,424	JPY	844,000	Barclays Bank PLC	7/28/17	$(88)
USD	25,537	JPY	2,885,000	Barclays Bank PLC	7/28/17	(138)
USD	35,331	JPY	4,018,000	Barclays Bank PLC	7/28/17	(427)
USD	21,370	JPY	2,416,000	Goldman Sachs International	7/28/17	(131)
USD	24,071	JPY	2,730,000	Goldman Sachs International	7/28/17	(224)
USD	43,006	JPY	4,849,000	Goldman Sachs International	7/28/17	(147)
USD	13,352	SEK	117,000	BNP Paribas S.A.	7/28/17	(554)
USD	4,716	SEK	41,000	Goldman Sachs International	7/28/17	(157)
						(38,756)

Net Unrealized Appreciation						$114,379

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$52,921	—	—	—	$52,921
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$153,135	—	—	153,135

Total		—	—	$52,921	$153,135	—	—	$206,056

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$99,227	—	—	—	$99,227
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$38,756	—	—	38,756

Total		—	—	$99,227	$38,756	—	—	$137,983

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$1,340,884	$193,795	—	—	$1,534,679
Forward foreign currency exchange contracts	—	—	—	64,582	—	—	64,582

Total	—	—	$1,340,884	$258,377	—	—	$1,599,261

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$172,738	$84,629	—	—	$257,367
Forward foreign currency exchange contracts	—	—	—	104,609	—	—	104,609

Total	—	—	$172,738	$189,238	—	—	$361,976

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,999,631
Average notional value of contracts — short	$5,699,004
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,752,504
Average amounts sold — in USD	$5,314,583

See Notes to Financial Statements.

94	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$4,221	$65,578
Forward foreign currency exchange contracts	153,135	38,756

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$157,356	$104,334

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(4,221)	(65,578)

Total derivative assets and liabilities subject to an MNA	$153,135	$38,756

The following table presents the LifePath Dynamic Master Portfolio ‘s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$1,119	$(1,119)	—	—	—
Barclays Bank PLC	10,152	(10,152)	—	—	—
Citibank N.A.	1,935	(1,063)	—	—	$872
Deutsche Bank AG	8,377	(1,627)	—	—	6,750
Goldman Sachs International	106,964	(13,086)	—	—	93,878
Royal Bank of Canada	3,788	—	—	—	3,788
Standard Chartered Bank	19,994	(2,275)	—	—	17,719
State Street Bank and Trust Co.	244	(244)	—	—	—
UBS AG	562	—	—	—	562

Total	$153,135	$(29,566)	—	—	$123,569

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$3,051	$(1,119)	—	—	$1,932
Barclays Bank PLC	12,453	(10,152)	—	—	2,301
BNP Paribas S.A.	4,678	—	—	—	4,678
Citibank N.A.	1,063	(1,063)	—	—	—
Deutsche Bank AG	1,627	(1,627)	—	—	—
Goldman Sachs International	13,086	(13,086)	—	—	—
Standard Chartered Bank	2,275	(2,275)	—	—	—
State Street Bank and Trust Co.	523	(244)	—	—	279

Total	$38,756	$(29,566)	—	—	$9,190

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	95

Schedule of Investments (concluded)	LifePath Dynamic 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$19,668,240	—	—	$19,668,240
Fixed Income Funds	8,127,524	—	—	8,127,524
Short-Term Securities	4,818,328	—	—	4,818,328
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	215,774	$532,759	—	748,533
Health Care Providers & Services	107,265	—	—	107,265
Hotels, Restaurants & Leisure	90,115	—	—	90,115
Household Durables	—	110,164	—	110,164
IT Services	137,962	—	—	137,962
Real Estate Investment Trusts (REITs)	9,541,778	2,905,356	—	12,447,134
Real Estate Management & Development	435,156	2,747,147	—	3,182,303

Subtotal	$43,142,142	$6,295,426	—	$49,437,568

Investments Valued at NAV[1]				61,168,451

Total Investments				$110,606,019

Derivative Financial Instruments [2]
Assets:
Equity contracts	$52,921	—	—	$52,921
Forward foreign currency contracts	—	$153,135	—	153,135
Liabilities:
Equity contracts	(99,227)	—	—	(99,227)
Forward foreign currency contracts	—	(38,756)	—	(38,756)

Total	$(46,306)	$114,379	—	$68,073

1   As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

96	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Dynamic 2060 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 83.9%
Active Stock Master Portfolio	$823,724	$823,724
BlackRock Advantage Emerging Markets Fund	15,341	147,580
BlackRock Commodity Strategies Fund	12,528	89,827
International Tilts Master Portfolio	$341,428	341,428
iShares Edge MSCI Multifactor Intl ETF	3,890	102,074
iShares Edge MSCI Multifactor USA ETF	4,932	141,548
iShares MSCI Canada ETF	1,281	34,280
iShares Russell 2000 ETF	139	19,588

		1,700,049
Fixed Income Fund — 0.8%
CoreAlpha Bond Master Portfolio	$14,990	14,990
Short-Term Securities — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (b)	24,434	24,434
Total Affiliated Investment Companies — 85.9%		1,739,473

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.8%
Great Portland Estates PLC	204	1,588
Ichigo Hotel REIT Investment Corp.	3	3,081
Invitation Homes, Inc.	136	2,942
New South Resources Ltd. (c)	4,343	5,040
NSI NV	60	2,168
The PRS REIT PLC (c)	1,342	1,833

		16,652
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (c)	133	1,956
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	26	1,608
Household Durables — 0.1%
Iida Group Holdings Co. Ltd.	100	1,669
IT Services — 0.1%
GDS Holdings Ltd., ADR (c)	38	352
InterXion Holding NV (c)	47	2,152

		2,504
Real Estate Investment Trusts (REITs) — 10.9%
Agree Realty Corp.	5	229
Alexandria Real Estate Equities, Inc.	66	7,951
American Campus Communities, Inc.	61	2,885
AvalonBay Communities, Inc.	43	8,263
Boardwalk REIT	22	807
Boston Properties, Inc.	51	6,274
British Land Co. PLC	970	7,658
Capital & Regional PLC	2,343	1,717
Colony Starwood Homes	119	4,083
DDR Corp.	185	1,678
DiamondRock Hospitality Co.	263	2,880
EPR Properties	64	4,600
Essex Property Trust, Inc.	11	2,830
Eurocommercial Properties NV CVA	50	1,998
(C)Extra Space Storage, Inc.	87	6,786
Federal Realty Investment Trust	32	4,045
First Industrial Realty Trust, Inc.	112	3,205
Gecina SA	4	628
GGP, Inc.	123	2,898
Hammerson PLC	508	3,801
HCP, Inc.	179	5,721
Healthcare Trust of America, Inc., Class A	108	3,360

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc.	49	$2,485
Host Hotels & Resorts, Inc.	294	5,371
Ichigo Office REIT Investment Corp.	8	4,975
Japan Hotel REIT Investment Corp.	4	2,833
Japan Rental Housing Investments, Inc.	3	2,214
Kenedix Retail REIT Corp.	1	2,111
Kilroy Realty Corp.	56	4,208
Kimco Realty Corp.	45	826
Klepierre	169	6,927
LaSalle Hotel Properties	28	834
Liberty Property Trust	82	3,338
Link REIT	1,000	7,607
Macerich Co.	57	3,309
Medical Properties Trust, Inc.	225	2,896
Mid-America Apartment Communities, Inc.	37	3,899
Prologis, Inc.	135	7,916
Public Storage	10	2,085
QTS Realty Trust, Inc., Class A	47	2,460
Regency Centers Corp.	74	4,635
Retail Properties of America, Inc., Class A	134	1,636
RioCan Real Estate Investment Trust	148	2,747
Sabra Health Care REIT, Inc.	71	1,711
Scentre Group	2,032	6,318
Simon Property Group, Inc.	76	12,294
Spirit Realty Capital, Inc.	215	1,593
STAG Industrial, Inc.	44	1,214
Sun Communities, Inc.	34	2,981
UDR, Inc.	173	6,742
Vastned Retail NV	75	3,140
VEREIT, Inc.	607	4,941
Vornado Realty Trust	31	2,911
Welltower, Inc.	109	8,159
Westfield Corp.	1,624	10,016

		221,629
Real Estate Management & Development — 2.6%
Aroundtown Property Holdings PLC	1,202	6,539
BUWOG AG	181	5,200
Cheung Kong Property Holdings Ltd.	1,500	11,738
Deutsche Wohnen AG, Bearer Shares	61	2,337
First Capital Realty, Inc.	182	2,773
Kungsleden AB	615	3,771
Mitsui Fudosan Co., Ltd.	300	7,188
Takara Leben Co., Ltd.	1,000	4,493
Unizo Holdings Co., Ltd.	300	8,335

		52,374
Total Common Stocks — 14.7%		298,392
Total Investments (Cost — $2,029,922) — 100.6%		2,037,865
Liabilities in Excess of Other Assets — (0.6)%		(12,011)

Net Assets — 100.0%		$2,025,854

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	97

Schedule of Investments (continued)	LifePath Dynamic 2060 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$823,724	—	$823,724	$823,724	$1,609	$(5,086)	$6,370
BlackRock Advantage Emerging Markets Fund	15,341	—	15,341	147,580	—	—	920
BlackRock Cash Funds: Treasury, SL Agency Shares	24,434	—	24,434	24,434	72	—	—
BlackRock Commodity Strategies Fund	12,528	—	12,528	89,827	—	—	(241)
CoreAlpha Bond Master Portfolio	$14,990	—	$14,990	14,990	33	52	16
International Tilts Master Portfolio	$341,428	—	$341,428	341,428	696	4,739	(2,097)
iShares Edge MSCI Multifactor Intl ETF	3,890	—	3,890	102,074	1,635	—	(1,332)
iShares Edge MSCI Multifactor USA ETF	4,932	—	4,932	141,548	590	—	37
iShares MSCI Canada ETF	1,281	—	1,281	34,280	276	—	766
iShares MSCI Emerging Markets Fund	3,536	(3,536)	—	—	678	(481)	—
iShares Russell 2000 ETF	173	(34)	139	19,588	—	165	639
Total				$1,739,473	$5,589	$(611)	$5,078

(b)	Current yield as of period end.
(c)	Non-income producing security.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	11,000	USD	8,164	Goldman Sachs International	7/28/17	$322
CHF	3,000	USD	3,112	Citibank N.A.	7/28/17	21
EUR	25,000	USD	28,137	Morgan Stanley & Co. International PLC	7/28/17	450
EUR	2,000	USD	2,235	Royal Bank of Canada	7/28/17	52
EUR	2,000	USD	2,259	State Street Bank and Trust Co.	7/28/17	28
GBP	12,000	USD	15,449	Barclays Bank PLC	7/28/17	192
GBP	1,000	USD	1,269	State Street Bank and Trust Co.	7/28/17	35
ILS	2,000	USD	566	Goldman Sachs International	7/28/17	7
NOK	2,000	USD	237	Barclays Bank PLC	7/28/17	2
SEK	35,000	USD	4,034	Barclays Bank PLC	7/28/17	126
SGD	10,000	USD	7,236	Credit Suisse International	7/28/17	30
USD	1,540	HKD	12,000	Morgan Stanley & Co. International PLC	7/28/17	2
USD	5,391	JPY	596,000	Goldman Sachs International	7/28/17	87
USD	335	JPY	37,000	Royal Bank of Scotland PLC	7/28/17	6
EUR	44,318	USD	49,873	Goldman Sachs International	9/20/17	948
USD	25,210	JPY	2,778,864	Goldman Sachs International	9/20/17	421
						2,729

HKD	3,000	USD	385	Morgan Stanley & Co. International PLC	7/28/17	(1)
HKD	29,000	USD	3,728	Morgan Stanley & Co. International PLC	7/28/17	(11)
JPY	200,000	USD	1,808	State Street Bank and Trust Co.	7/28/17	(28)
USD	2,972	AUD	4,000	Goldman Sachs International	7/28/17	(102)
USD	752	AUD	1,000	State Street Bank and Trust Co.	7/28/17	(17)
USD	6,669	CAD	9,000	Goldman Sachs International	7/28/17	(274)
USD	1,122	EUR	1,000	Goldman Sachs International	7/28/17	(22)
USD	31,509	EUR	28,000	Morgan Stanley & Co. International PLC	7/28/17	(508)
USD	1,118	EUR	1,000	State Street Bank and Trust Co.	7/28/17	(26)
USD	1,268	GBP	1,000	Goldman Sachs International	7/28/17	(35)
USD	18,030	GBP	14,000	State Street Bank and Trust Co.	7/28/17	(217)
USD	115	SEK	1,000	Goldman Sachs International	7/28/17	(4)

See Notes to Financial Statements.

98	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,684	SEK	32,000	State Street Bank and Trust Co.	7/28/17	$(120)
USD	25,433	CAD	33,622	Goldman Sachs International	9/20/17	(526)
						(1,891)
Net Unrealized Appreciation						$838

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$2,729	—	—	$2,729
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$1,891	—	—	$1,891

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts		—	—	—	$838	—	—	$838

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$125,147
Average amounts sold — in USD	$128,494

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$2,729	$1,891

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,729	$1,891

Total derivative assets and liabilities subject to a Master Netting Agreement or similar agreement (“MNA”)	$2,729	$1,891

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	99

Schedule of Investments (concluded)	LifePath Dynamic 2060 Master Portfolio

The following table presents the LifePath Dynamic Master Portfolio‘s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$320	—	—	—	$320
Citibank N.A.	21	—	—	—	21
Credit Suisse International	30	—	—	—	30
Goldman Sachs International	1,785	$(963)	—	—	822
Morgan Stanley & Co. International PLC	452	(452)	—	—	—
Royal Bank of Canada	52	—	—	—	52
Royal Bank of Scotland PLC	6	—	—	—	6
State Street Bank and Trust Co.	63	(63)	—	—	—

Total	$2,729	$(1,478)	—	—	$1,251

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Goldman Sachs International	$963	$(963)	—	—	—
Morgan Stanley & Co. International PLC	520	(452)	—	—	$68
State Street Bank and Trust Co.	408	(63)	—	—	345

Total	$1,891	$(1,478)	—	—	$413

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$534,897	—	—	$534,897
Short-Term Securities	24,434	—	—	24,434
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	6,943	$9,709	—	16,652
Health Care Providers & Services	1,956	—	—	1,956
Hotels, Restaurants & Leisure	1,608	—	—	1,608
Household Durables	—	1,669	—	1,669
IT Services	2,504	—	—	2,504
Real Estate Investment Trusts (REITs)	168,755	52,874	—	221,629
Real Estate Management & Development	7,973	44,401	—	52,374

Subtotal	$749,070	$108,653	—	$857,723

Investments Valued at NAV[1]				1,180,142

Total Investments				$2,037,865

Derivative Financial Instruments [2]
Assets:
Forward foreign currency contracts	—	$2,729	—	$2,729
Liabilities:
Forward foreign currency contracts	—	(1,891)	—	(1,891)

Total	—	$838	—	$838

1   As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

100	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2017 (Unaudited)	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio

Assets
Investments at value — unaffiliated[1]	$714,101	$8,620,416	$31,978,610	$41,741,839
Investments at value — affiliated[2,3]	138,700,453	360,822,497	342,942,260	269,991,832
Cash	—	1,252,744	2,095,188	—
Cash pledged for futures contracts	1,433,000	3,446,000	3,575,000	2,830,000
Foreign currency at value[4]	1,150,279	3,191,708	3,397,264	2,799,052
Receivables:
Investments sold	1,044,302	17,887,295	26,119,545	17,739,264
Variation margin on futures contracts	14,094	37,859	39,234	48,059
Dividends — unaffiliated	2,667	33,744	126,421	165,278
Dividends — affiliated	395	522	949	1,953
Securities lending income — affiliated	27	370	185	1,270
Unrealized appreciation on forward foreign currency exchange contracts	108,402	324,601	410,126	414,093

Total assets	143,167,720	395,617,756	410,684,782	335,732,640

Liabilities
Cash collateral on securities loaned at value	1,587,573	797,175	1,236,627	4,826,888
Bank overdraft	—	—	—	34,908
Payables:
Withdrawals to investors	1,985,307	14,290,596	14,135,280	9,019,906
Variation margin on futures contracts	127,372	282,356	240,647	197,495
Professional fees	7,796	10,653	10,653	9,712
Investment advisory fees	3,389	13,563	14,095	10,847
Investments purchased	4,969	64,708	247,447	319,083
Trustees’ fees	2,062	4,109	4,053	3,594
Unrealized depreciation on forward foreign currency exchange contracts	1,694	20,452	73,047	93,131

Total liabilities	3,720,162	15,483,612	15,961,849	14,515,564

Net Assets	$139,447,558	$380,134,144	$394,722,933	$321,217,076

Net Assets Consist of
Investors’ capital	$105,726,640	$325,999,032	$369,169,347	$283,724,296
Net unrealized appreciation (depreciation)	33,720,918	54,135,112	25,553,586	37,492,780

Net Assets	$139,447,558	$380,134,144	$394,722,933	$321,217,076

[1] Investments at cost — unaffiliated	$695,813	$8,458,317	$31,550,527	$41,212,866
[2] Investments at cost — affiliated	$105,060,364	$307,036,977	$318,065,682	$233,290,656
[3] Securities loaned at value	$1,542,886	$781,869	$1,201,818	$4,722,788
[4] Foreign currency at cost	$1,134,228	$3,147,505	$3,347,417	$2,758,589

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	101

Statements of Assets and Liabilities (concluded)	Master Investment Portfolio

June 30, 2017 (Unaudited)	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio

Assets
Investments at value — unaffiliated[1]	$16,823,476	$298,392
Investments at value — affiliated[2]	93,782,543	1,739,473
Cash	—	108
Cash pledged for futures contracts	754,000	—
Foreign currency at value[3]	948,196	3,143
Receivables:
Investments sold	359,603	6,904
Contributions from investors	176,120	—
Dividends — unaffiliated	66,418	1,083
Variation margin on futures contracts	4,221
Dividends — affiliated	2,947	72
Securities lending income — affiliated	513	—
From the Manager	—	2,552
Unrealized appreciation on forward foreign currency exchange contracts	153,135	2,729

Total assets	113,071,172	2,054,456

Liabilities
Cash collateral on securities loaned at value[4]	1,057,800	—
Payables:
Investments purchased	223,937	24,081
Investment advisory fees	2,048	—
Trustees’ fees	2,056	701
Professional fees	8,100	1,929
Variation margin on futures contracts	65,578	—
Unrealized depreciation on forward foreign currency exchange contracts	38,756	1,891

Total liabilities	1,398,275	28,602

Net Assets	$111,672,897	$2,025,854

Net Assets Consist of
Investors’ capital	$89,966,190	$2,017,041
Net unrealized appreciation (depreciation)	21,706,707	8,813

Net Assets	$111,672,897	$2,025,854

[1] Investments at cost — unaffiliated	$16,570,307	$295,527
[2] Investments at cost — affiliated	$72,404,902	$1,734,395
[3] Securities loaned at value	$1,018,194	—
[4] Foreign currency at cost	$934,247	$3,112

See Notes to Financial Statements.

102	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2017 (Unaudited)	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio

Investment Income
Dividends — unaffiliated	$4,218	$70,713	$365,822	$497,307
Dividends — affiliated	150,736	484,528	618,910	576,772
Securities lending income — affiliated — net	1,504	2,447	6,180	6,884
Foreign taxes withheld	(726)	(7,293)	(27,646)	(36,189)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	462,386	1,538,510	2,134,931	2,059,804
Interest — affiliated	953,332	2,350,576	1,438,509	422,078
Expenses	(163,039)	(408,498)	(438,431)	(362,589)
Fees waived	40,025	128,485	171,993	160,911

Total investment income	1,448,436	4,159,468	4,270,268	3,324,978

Expenses
Investment advisory	254,165	714,390	737,378	590,562
Professional	8,688	8,680	9,351	9,280
Independent Trustees	5,189	8,246	8,323	7,562

Total expenses	268,042	731,316	755,052	607,404
Less fees waived and/or reimbursed by the Manager	(232,114)	(630,744)	(651,925)	(526,150)

Total expenses after fees waived	35,928	100,572	103,127	81,254

Net investment income	1,412,508	4,058,896	4,167,141	3,243,724

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	80,097	379,799	1,166,700	1,483,290
Investments — affiliated	556,722	492,168	1,717,486	1,302,903
Futures contracts	977,917	3,142,012	4,087,772	3,942,086
Forward foreign currency exchange contracts	34,682	(100,136)	(77,455)	158,836
Foreign currency transactions	15,868	250,099	249,079	25,094
Capital gain distributions from investment companies — affiliated	—	—	—	87
Allocated from the applicable Underlying Master Portfolios from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	2,299,721	7,604,184	10,492,046	10,118,162

	3,965,007	11,768,126	17,635,628	17,030,458

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(876)	96,013	456,581	608,661
Investments — affiliated	92,610	2,093,634	2,587,542	3,334,164
Futures contracts	221,234	716,897	853,082	804,670
Forward foreign currency exchange contracts	106,092	294,177	318,063	301,090
Foreign currency translations	6,454	21,257	33,523	31,544
Allocated from the applicable Underlying Master Portfolios from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations	2,354,459	7,261,204	8,827,738	7,907,552

	2,779,973	10,483,182	13,076,529	12,987,681

Net realized and unrealized gain	6,744,980	22,251,308	30,712,157	30,018,139

Net Increase in Net Assets Resulting from Operations	$8,157,488	$26,310,204	$34,879,298	$33,261,863

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	103

Statements of Operations (concluded)	Master Investment Portfolio

Six Months Ended June 30, 2017 (Unaudited)	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio[1]

Investment Income
Dividends — unaffiliated	$212,025	$1,489
Dividends — affiliated	226,646	3,251
Securities lending income — affiliated — net	4,291	—
Foreign taxes withheld	(14,602)	(99)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	684,733	2,468
Interest — affiliated	34,065	94
Expenses	(118,419)	(384)
Fees waived	51,926	160

Total investment income	1,080,665	6,979

Expenses
Investment advisory	195,220	584
Trustees	5,169	701
Professional	9,336	1,929

Total expenses	209,725	3,214
Less fees waived and/or reimbursed by the Manager	(185,026)	(3,137)

Total expenses after fees waived	24,699	77

Net investment income	1,055,966	6,902

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	523,519	1,223
Investments — affiliated	244,516	(316)
Futures contracts	1,534,679	—
Forward foreign currency exchange contracts	64,582	—
Foreign currency transactions	9,255	(473)
Allocated from the applicable Underlying Master Portfolios from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	3,349,661	(295)

	5,726,212	139

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	283,036	2,865
Investments — affiliated	1,545,118	789
Futures contracts	257,367	—
Forward foreign currency exchange contracts	104,609	838
Foreign currency translations	12,099	32
Allocated from the applicable Underlying Master Portfolios from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations	2,488,870	4,289

	4,691,099	8,813

Net realized and unrealized gain	10,417,311	8,952

Net Increase in Net Assets Resulting from Operations	$11,473,277	$15,854

[1] Commenced operations on May 30, 2017.

See Notes to Financial Statements.

104	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Dynamic Retirement Master Portfolio		LifePath Dynamic 2020 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$1,412,508	$4,039,809	$4,058,896	$10,841,331
Net realized gain (loss)	3,965,007	(9,828,969)	11,768,126	(15,747,853)
Net change in unrealized appreciation (depreciation)	2,779,973	17,151,854	10,483,182	38,179,107

Net increase in net assets resulting from operations	8,157,488	11,362,694	26,310,204	33,272,585

Capital Transactions
Proceeds from contributions	18,858,738	37,981,022	35,320,457	72,645,057
Value of withdrawals	(43,319,113)	(147,760,621)	(121,019,472)	(247,199,241)

Net decrease in net assets derived from capital transactions	(24,460,375)	(109,779,599)	(85,699,015)	(174,554,184)

Net Assets
Total decrease in net assets	(16,302,887)	(98,416,905)	(59,388,811)	(141,281,599)
Beginning of period	155,750,445	254,167,350	439,522,955	580,804,554

End of period	$139,447,558	$155,750,445	$380,134,144	$439,522,955

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	105

Statements of Changes in Net Assets (continued)	Master Investment Portfolio

	LifePath Dynamic 2030 Master Portfolio		LifePath Dynamic 2040 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$4,167,141	$10,703,838	$3,243,724	$8,564,521
Net realized gain	17,635,628	14,836,286	17,030,458	735,208
Net change in unrealized appreciation (depreciation)	13,076,529	10,422,650	12,987,681	21,925,002

Net increase in net assets resulting from operations	34,879,298	35,962,774	33,261,863	31,224,731

Capital Transactions
Proceeds from contributions	36,814,513	79,804,028	25,327,633	78,506,160
Value of withdrawals	(125,288,321)	(211,296,224)	(98,715,486)	(174,343,519)

Net decrease in net assets derived from capital transactions	(88,473,808)	(131,492,196)	(73,387,853)	(95,837,359)

Net Assets
Total decrease in net assets	(53,594,510)	(95,529,422)	(40,125,990)	(64,612,628)
Beginning of period	448,317,443	543,846,865	361,343,066	425,955,694

End of period	$394,722,933	$448,317,443	$321,217,076	$361,343,066

See Notes to Financial Statements.

106	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Changes in Net Assets (concluded)	Master Investment Portfolio

	LifePath Dynamic 2050 Master Portfolio		LifePath Dynamic 2060 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Period May 31, 2017[1] to June 30, 2017 (Unaudited)

Operations
Net investment income	$1,055,966	$2,513,942	$6,902
Net realized gain (loss)	5,726,212	(6,172,151)	139
Net change in unrealized appreciation (depreciation)	4,691,099	13,580,700	8,813

Net increase in net assets resulting from operations	11,473,277	9,922,491	15,854

Capital Transactions
Proceeds from contributions	17,085,729	48,949,251	2,010,000
Value of withdrawals	(33,453,645)	(57,207,767)	—

Net increase (decrease) in net assets derived from capital transactions	(16,367,916)	(8,258,516)	2,010,000

Net Assets
Total increase (decrease) in net assets	(4,894,639)	1,663,975	2,025,854
Beginning of period	116,567,536	114,903,561	—

End of period	$111,672,897	$116,567,536	$2,025,854

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	107

Financial Highlights	LifePath Dynamic Retirement Master Portfolio

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014		2013		2012

Total Return
Total return	5.76%	[1]	6.28%		(1.02)%	5.25%		6.75%		9.11%

Ratios to Average Net Assets
Total expenses	0.54%	[2,3,4,5]	0.54%	[3,4,5]	0.54%[6,7,8]	0.54%	[9,10,11]	0.54%	[9,10,11]	0.55%	[12,13,14]

Total expenses after fees waived	0.22%	[2,3,4,5]	0.23%	[3,4,5]	0.26%[6,7,8]	0.25%	[9,10,11]	0.25%	[9,10,11]	0.28%	[12,13,14]

Net investment income[15]	1.95%	[2,3,4,5]	2.06%	[3,4,5]	1.88%[6,7,8]	2.02%	[9,10,11]	1.83%	[9,10,11]	2.22%	[12,13,14]

Supplemental Data
Net assets, end of period (000)	$139,448		$155,750		$254,167	$1,590,195		$1,586,408		$1,491,576

Portfolio turn over rate	4%	[16]	37%	[16]	21%[17]	14%	[18]	17%	[18]	4%	[19]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[4]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% and 0.04% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% and 0.10% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.03% for the year ended December 31, 2015.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.09% for the year ended December 31, 2015, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[9]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.03% and 0.03% for the years ended December 31, 2014 and December 31, 2013, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% and 0.10% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[13]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.03% for the year ended December 31, 2012

[14]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08% for the year ended December 31, 2012, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[15]

Includes the LifePath Dynamic Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series, Master Total Return Portfolio and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and for the year ended December 31, 2016 which also includes Master Total Return Portfolio. For the years ended December 31, 2016 and December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Dynamic Master Portfolio.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[17]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[18]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[19]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

108	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	LifePath Dynamic 2020 Master Portfolio

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014		2013		2012

Total Return
Total return	6.50%	[1]	6.66%		(1.28)%	5.56%		10.17%		11.49%

Ratios to Average Net Assets
Total expenses	0.50%	[2,3,4,5]	0.53%	[3,4,5]	0.53%[6,7,8]	0.54%	[9,10,11]	0.53%	[9,10,11]	0.53%	[12,13,14]

Total expenses after fees waived	0.19%	[2,3,4,5]	0.23%	[3,4,5]	0.24%[6,7,8]	0.24%	[9,10,11]	0.23%	[9,10,11]	0.25%	[12,13,14]

Net investment income[15]	1.99%	[2,3,4,5]	2.08%	[3,4,5]	1.90%[6,7,8]	2.01%	[9,10,11]	1.97%	[9,10,11]	2.30%	[12,13,14]

Supplemental Data
Net assets, end of period (000)	$380,134		$439,523		$580,805	$2,875,494		$2,831,270		$2,524,316

Portfolio turnover rate	7%	[16]	50%	[16]	18% [17]	21%	[18]	19%	[18]	5%	[19]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[4]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% and 0.05% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% and 0.11% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.04% for the year ended December 31, 2015.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the year ended December 31, 2015, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[9]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.04% and 0.03% for the years ended December 31, 2014 and December 31, 2013, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% and 0.12% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[13]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.03% for the year ended December 31, 2012

[14]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the year ended December 31, 2012, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[15]

Includes the LifePath Dynamic Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series, Master Total Return Portfolio and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and for the year ended December 31, 2016 which also includes Master Total Return Portfolio. For the years ended December 31, 2016 and December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Dynamic Master Portfolio.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[17]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[18]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[19]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	109

Financial Highlights	LifePath Dynamic 2030 Master Portfolio

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014		2013		2012

Total Return
Total return	8.50%	[1]	7.61%		(1.55)%	5.82%		14.16%		13.59%

Ratios to Average Net Assets
Total expenses	0.49%	[2,3,4,5]	0.52%	[3,4,5]	0.52%[6,7,8]	0.53%	[9,10,11]	0.52%	[9,10,11]	0.53%	[12,13,14]

Total expenses after fees waived	0.18%	[2,3,4,5]	0.21%	[3,4,5]	0.21%[6,7,8]	0.21%	[9,10,11]	0.20%	[9,10,11]	0.23%	[12,13,14]

Net investment income[15]	1.98%	[2,3,4,5]	2.11%	[3,4,5]	1.93%[6,7,8]	2.02%	[9,10,11]	2.13%	[9,10,11]	2.37%	[12,13,14]

Supplemental Data
Net assets, end of period (000)	$394,723		$448,317		$543,847	$2,702,796		$2,651,481		$2,237,444

Portfolio turnover rate	13%	[16]	61%	[16]	21%[17]	33%	[18]	22%	[18]	5%	[19]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[4]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated fees waived of 0.08% and 0.06% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% and 0.12% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.05% for the year ended December 31, 2015.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.14% for the year ended December 31, 2015, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[9]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.14% and 0.15% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[13]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.04% for the year ended December 31, 2012

[14]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% for the year ended December 31, 2012, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[15]

Includes the LifePath Dynamic Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series, Master Total Return Portfolio and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and for the year ended December 31, 2016 which also includes Master Total Return Portfolio. For the years ended December 31, 2016 and December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Dynamic Master Portfolio.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[17]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[18]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[19]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 16% for the year ended December 31, 2012.

See Notes to Financial Statements.

110	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	LifePath Dynamic 2040 Master Portfolio

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014		2013		2012

Total Return
Total return	10.24%	[1]	8.35%		(1.79)%	5.98%		17.42%		15.23%

Ratios to Average Net Assets
Total expenses	0.48%	[2,3,4,5]	0.50%	[3,4,5]	0.50%[6,7,8]	0.53%	[9,10,11]	0.51%	[9,10,11]	0.52%	[12,13,14]

Total expenses after fees waived	0.17%	[2,3,4,5]	0.19%	[3,4,5]	0.18%[6,7,8]	0.19%	[9,10,11]	0.18%	[9,10,11]	0.21%	[12,13,14]

Net investment income[15]	1.92%	[2,3,4,5]	2.13%	[3,4,5]	1.94%[6,7,8]	2.03%	[9,10,11]	2.26%	[9,10,11]	2.44%	[12,13,14]

Supplemental Data
Net assets, end of period (000)	$321,217		$361,343		$425,956	$2,089,313		$2,064,693		$1,701,257

Portfolio turnover rate	18%	[16]	77%	[16]	19%[17]	42%	[18]	26%	[18]	4%	[19]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[4]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated fees waived of 0.10% and 0.07% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12% and 0.14% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% for the year ended December 31, 2015.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17% for the year ended December 31, 2015, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[9]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16% and 0.17% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[13]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% for the year ended December 31, 2012

[14]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% for the year ended December 31, 2012, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[15]

Includes the LifePath Dynamic Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series, Master Total Return Portfolio and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and for the year ended December 31, 2016 which also includes Master Total Return Portfolio. For the years ended December 31, 2016 and December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Dynamic Master Portfolio.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[17]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[18]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[19]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	111

Financial Highlights	LifePath Dynamic 2050 Master Portfolio

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014		2013		2012

Total Return
Total return	10.75%	[1]	8.57%		(1.96)%	6.23%		20.32%		16.55%

Ratios to Average Net Assets
Total expenses	0.50%	[2,3,4,5]	0.51%	[3,4,5]	0.51%[6,7,8]	0.53%	[9,10,11]	0.53%	[9,10,11]	0.54%	[12,13,14]

Total expenses after fees waived	0.16%	[2,3,4,5]	0.19%	[3,4,5]	0.17%[6,7,8]	0.18%	[9,10,11]	0.20%	[9,10,11]	0.21%	[12,13,14]

Net investment income[15]	1.94%	[2,3,4,5]	2.09%	[3,4,5]	1.94%[6,7,8]	2.04%	[9,10,11]	2.46%	[9,10,11]	2.51%	[12,13,14]

Supplemental Data
Net assets, end of period (000)	$111,673		$116,568		$114,904	$439,444		$415,263		$267,851

Portfolio turnover rate	21%	[16]	70%	[16]	36%[17]	48%	[18]	28%	[18]	5%	[19]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Treasury, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[4]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated fees waived of 0.09% and 0.08% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12% and 0.15% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.07% for the year ended December 31, 2015.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.19% for the year ended December 31, 2015, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated expenses and/or net investment income.

[9]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.07% and 0.06% for the years ended December 31, 2014 and December 31, 2013, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.17% and 0.15% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[12]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[13]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% for the year ended December 31, 2012

[14]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% for the year ended December 31, 2012, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated expenses and/or net investment income.

[15]

Includes the LifePath Dynamic Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series, Master Total Return Portfolio and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio and for the year ended December 31, 2016 which also includes Master Total Return Portfolio. For the years ended December 31, 2016 and December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by the LifePath Dynamic Master Portfolio.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Total Return Portfolio and Master Small Cap Index Series.

[17]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[18]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[19]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current period presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

112	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	LifePath Dynamic 2060 Master Portfolio

	Period May 31, 2017[1] to June 30, 2017 (Unaudited)

Total Return
Total return	0.82%	[2]

Ratios to Average Net Assets
Total expenses[3,4,5,6]	1.21%	[7]

Total expenses after fees waived[3,4,5]	0.19%	[7]

Net investment income[4,5,8]	4.43%	[7]

Supplemental Data
Net assets, end of period (000)	$2,026

Portfolio turnover rate	29%	[9]

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and International Tilts Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Includes the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived 0.10% for the period ended June 30, 2017.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.20% for the period ended June 30, 2017, although the ratio does not include the LifePath Dynamic Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[6]	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.20%.

[7]	Annualized.

[8]	Includes the LifePath Dynamic Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[9]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	113

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to six series of MIP: LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio and LifePath® Dynamic 2060 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”).

As of period end, the investment of LifePath Dynamic 2030 Master Portfolio, LifePath Dynamic 2040 Master Portfolio, LifePath Dynamic 2050 Master Portfolio and LifePath Dynamic 2060 Master Portfolio in Active Stock Master Portfolio represented 36.6%, 42.8%, 39.6% and 40.7%, respectively, of net assets. The investment of LifePath Dynamic Retirement Master Portfolio and LifePath Dynamic 2020 Master Portfolio in CoreAlpha Bond Master Portfolio represented 42.1% and 34.2%, respectively, of net assets. As such, financial statements of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Dynamic Master Portfolio’s financial statements. Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The LifePath Dynamic Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Dynamic Master Portfolios. The LifePath Dynamic Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Dynamic Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio reflects that LifePath Dynamic Master Portfolio’s proportionate interest in the net assets of that Underlying Master Portfolio. As of period end, the LifePath Dynamic Master Portfolios held interests in these Underlying Master Portfolios as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Master Total Return Portfolio
LifePath Dynamic Retirement Master Portfolio	6.13%	8.94%	5.58%	0.08%
LifePath Dynamic 2020 Master Portfolio	18.51%	19.78%	16.52%	0.22%
LifePath Dynamic 2030 Master Portfolio	28.56%	8.62%	25.99%	0.17%
LifePath Dynamic 2040 Master Portfolio	27.18%	0.93%	27.78%	0.02%
LifePath Dynamic 2050 Master Portfolio	8.74%	0.16%	11.28%	—
LifePath Dynamic 2060 Master Portfolio	0.16%	0.00%	0.24%	—

The LifePath Dynamic Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Dynamic Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Each LifePath Dynamic Master Portfolio records daily its proportionate share of the Underlying Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Foreign Currency Translation: Each LifePath Dynamic Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE.

114	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	Master Investment Portfolio

Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each LifePath Dynamic Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each LifePath Dynamic Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a LifePath Dynamic Master Portfolio enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a LifePath Dynamic Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the LifePath Dynamic Master Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, a LifePath Dynamic Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Dynamic Master Portfolio are charged to that LifePath Dynamic Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the LifePath Dynamic Master Portfolios had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the LifePath Dynamic Master Portfolios no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Dynamic Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the LifePath Dynamic Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Dynamic Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Dynamic Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the LifePath Dynamic Master Portfolios’ net assets. Each business day, the LifePath Dynamic Master Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

BLACKROCK FUNDS III	JUNE 30, 2017	115

Notes to Financial Statements (continued)	Master Investment Portfolio

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

The market value of the LifePath Dynamic Master Portfolios’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Dynamic Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolios’ were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4. Securities and Other Investments:

Securities Lending: The LifePath Dynamic Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Dynamic Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Dynamic Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Dynamic Master Portfolio and any additional required

116	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	Master Investment Portfolio

collateral is delivered to the LifePath Dynamic Master Portfolio, or excess collateral returned by the LifePath Dynamic Master Portfolio, on the next business day. During the term of the loan, the LifePath Dynamic Master Portfolios are entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the LifePath Dynamic Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Dynamic Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Dynamic Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Dynamic Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Dynamic Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath Dynamic Retirement Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$1,542,886	$(1,542,886)	—

LifePath Dynamic 2020 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$485,440	$(485,440)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc	296,429	(296,429)	—

	$781,869	$(781,869)	—

LifePath Dynamic 2030 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$1,201,818	$(1,201,818)	—

LifePath Dynamic 2040 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$3,620,708	$(3,620,708)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc	1,102,080	(1,102,080)	—

	$4,722,788	$(4,722,788)	—

LifePath Dynamic 2050 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Jefferies LLC	$1,018,194	$(1,018,194)	—

[1]

Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above. Cash collateral has been received in connection with securities lending agreements as follows:

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LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio
$1,587,573	$797,175	$1,236,627	$4,826,888	$1,057,800

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Dynamic Master Portfolios benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Dynamic Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The LifePath Dynamic Master Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the LifePath Dynamic Master Portfolios and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the LifePath Dynamic Master Portfolios and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the LifePath Dynamic Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath Dynamic Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the LifePath Dynamic Master Portfolios are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the LifePath Dynamic Master Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each LifePath Dynamic Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each LifePath Dynamic Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the LifePath

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Notes to Financial Statements (continued)	Master Investment Portfolio

Dynamic Master Portfolios’ net assets decline by a stated percentage or the LifePath Dynamic Master Portfolios fail to meet the terms of their ISDA Master Agreements. The result would cause the LifePath Dynamic Master Portfolios to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the LifePath Dynamic Master Portfolios and the counterparty.

Cash collateral that has been pledged to cover obligations of the LifePath Dynamic Master Portfolios and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the LifePath Dynamic Master Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the LifePath Dynamic Master Portfolios. Any additional required collateral is delivered to/pledged by the LifePath Dynamic Master Portfolios on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A LifePath Dynamic Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the LifePath Dynamic Master Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the LifePath Dynamic Master Portfolios have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the LifePath Dynamic Master Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Dynamic Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Dynamic Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Dynamic Master Portfolio.

For such services, each LifePath Dynamic Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.35% of the average daily value of each LifePath Dynamic Master Portfolio’s net assets.

With respect to the LifePath Dynamic Master Portfolios, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), affiliates of the Manager. The Manager pays BIL and BRS, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each LifePath Dynamic Master Portfolio to the Manager.

Administration: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Dynamic Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Master Portfolios. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the LifePath Dynamic Master Portfolios, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath Dynamic Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Dynamic Master Portfolios.

Expense Limitations and Waivers: BFA, with respect to each LifePath Dynamic Master Portfolio, has contractually agreed to waive 0.30% of its advisory fees through April 30, 2018, except for LifePath Dynamic 2060 Master Portfolio which is through April 30, 2019. For the six months ended June 30, 2017, the amounts waived are included in fees waived by the Manager in the Statements of Operations as follows:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio*
Amounts waived	$217,855	$612,334	$632,038	$506,196	$167,331	$500

*	Commenced operations on May 31, 2017.

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With respect to each LifePath Dynamic Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Dynamic Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Dynamic Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2017, the amounts waived were as follows:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio*
Amounts waived	$360	$1,462	$2,191	$3,090	$3,190	$7

*	Commenced operations on May 31, 2017.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Master Portfolios. BAL has contractually agreed to waive and/or reimburse the LifePath Dynamic Master Portfolios or provide an offsetting credit against the administration fees paid by the LifePath Dynamic Master Portfolios in an amount equal to the independent expenses through April 30, 2027, except for LifePath Dynamic 2060 Master Portfolio which is through April 30, 2028. If the LifePath Dynamic Master Portfolios do not pay administration fees, BFA agrees to cap the expenses of the LifePath Dynamic Master Portfolios at the rate at which it pays an investment advisory fee to BFA. For the six months ended June 30, 2017, the LifePath Dynamic Master Portfolios waived and/or reimbursed the following amounts:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio*
Amounts waived and/or reimbursed	$13,899	$16,948	$17,696	$16,864	$14,505	$2,630

*	Commenced operations on May 31, 2017.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Master Portfolios and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Dynamic Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Dynamic Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Dynamic Master Portfolios bear to an annual rate of 0.04% (the “collateral investment fees”). The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Dynamic Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Dynamic Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Dynamic Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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The share of securities lending income earned by each LifePath Dynamic Master Portfolio is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2017, each LifePath Dynamic Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio*
Amounts	$376	$611	$1,544	$1,721	$1,073	—

*	Commenced operations on May 31, 2017.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the LifePath Dynamic Master Portfolios may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the LifePath Dynamic Master Portfolios’ investment policies and restrictions. The LifePath Dynamic Master Portfolios are currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the LifePath Dynamic Master Portfolios did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Each LifePath Dynamic Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

The LifePath Dynamic Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Loss
LifePath Dynamic Retirement Master Portfolio	$4,145	$9,175	$(411)
LifePath Dynamic 2020 Master Portfolio	$49,825	$106,515	$(9,985)
LifePath Dynamic 2030 Master Portfolio	$187,443	$403,368	$(39,542)
LifePath Dynamic 2040 Master Portfolio	$243,026	$525,999	$(51,732)
LifePath Dynamic 2050 Master Portfolio	$96,060	$208,301	$(19,918)
LifePath Dynamic 2060 Master Portfolio*	—	—	—

*	Commenced operations on May 31, 2017.

7. Purchases and Sales:

For the six months ended June 30, 2017, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios, excluding short-term securities, were as follows:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio*
Purchases	$5,631,978	$29,889,327	$54,231,861	$58,519,131	$21,176,994	$2,194,435
Sales	$25,882,560	$108,036,461	$135,454,870	$118,519,983	$29,694,059	$191,897

*	Commenced operations on May 31, 2017.

8. Income Tax Information:

Each LifePath Dynamic Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath Dynamic Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the

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LifePath Dynamic Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath Dynamic Master Portfolios’ assets will be managed so an investor in the LifePath Dynamic Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Dynamic Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the U.S. federal tax returns for LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on each LifePath Dynamic Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Master Portfolios as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Master Portfolios’ financial statements.

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	LifePath Dynamic Retirement Master Portfolio	LifePath Dynamic 2020 Master Portfolio	LifePath Dynamic 2030 Master Portfolio	LifePath Dynamic 2040 Master Portfolio	LifePath Dynamic 2050 Master Portfolio	LifePath Dynamic 2060 Master Portfolio
Tax cost	$90,675,465	$330,185,546	$348,841,343	$273,508,936	$95,656,579	$2,029,922

Gross unrealized appreciation	$48,739,089	$54,276,730	$60,341,351	$60,960,658	$22,211,328	$14,087
Gross unrealized depreciation	—	(15,019,363)	(34,261,824)	(22,735,923)	(7,261,888)	(6,144)

Net unrealized appreciation	$48,739,089	$39,257,367	$26,079,527	$38,224,735	$14,949,440	$7,943

9. Bank Borrowings:

MIP, on behalf of the LifePath Dynamic Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the LifePath Dynamic Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Dynamic Master Portfolios, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2017, the LifePath Dynamic Master Portfolios did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain LifePath Dynamic Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the LifePath Dynamic Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the LifePath Dynamic Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The LifePath Dynamic Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A LifePath Dynamic Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each LifePath Dynamic Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a LifePath Dynamic Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which a LifePath Dynamic Master Portfolio invests.

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Counterparty Credit Risk: Similar to issuer credit risk, the LifePath Dynamic Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Dynamic Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Dynamic Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Dynamic Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Dynamic Master Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A LifePath Dynamic Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such LifePath Dynamic Master Portfolio.

With exchange-traded futures, there is less counterparty credit risk to the LifePath Dynamic Master Portfolios since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a LifePath Dynamic Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the LifePath Dynamic Master Portfolios.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of LifePath Dynamic Retirement Master Portfolio, LifePath Dynamic 2020 Master Portfolio, LifePath Dynamic 2030 Master Portfolio, LifePath Dynamic 2040 Master Portfolio and LifePath Dynamic 2050 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to each Master Portfolio (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL,” and together with BIL, the “Sub-Advisors”) with respect to each Master Portfolio (the “BSL Sub-Advisory Agreement,” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). Each of BlackRock LifePath Dynamic Retirement Fund, BlackRock LifePath Dynamic 2020 Fund, BlackRock LifePath Dynamic 2030 Fund, BlackRock LifePath Dynamic 2040 Fund and BlackRock LifePath Dynamic 2050 Fund (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to each Master Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

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Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds as determined by Broadridge1 and the applicable Morningstar Classification; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; and (g) sales and redemption data regarding each Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to each Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Master Portfolio and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Master Portfolio, each for a one-year term ending June 30, 2018. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the relevant Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolios and the Portfolios. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

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periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to other funds in its applicable Broadridge category and the applicable Morningstar Classification. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

BlackRock believes that the Morningstar Performance Universe is an appropriate performance metric for each of the Portfolios.

The Board noted that each for the one-, three- and five-year periods reported, BlackRock LifePath Dynamic Retirement Fund ranked in the second quartile against its Morningstar Performance Universe.

The Board noted that for each of the one-, three- and five-year periods reported, each of BlackRock LifePath Dynamic 2020 Fund and BlackRock LifePath Dynamic 2050 Fund ranked in the third quartile against its respective Morningstar Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, each of BlackRock LifePath Dynamic 2030 Fund and BlackRock LifePath Dynamic 2040 Fund ranked in the third, third and fourth quartiles, respectively, against its respective Morningstar Performance Universe.

The Board and BlackRock reviewed the underperformance of each of LifePath Dynamic 2020 Master Portfolio/BlackRock LifePath Dynamic 2020 Fund, LifePath Dynamic 2030 Master Portfolio/BlackRock LifePath Dynamic 2030 Fund, LifePath Dynamic 2040 Master Portfolio/BlackRock LifePath Dynamic 2040 Fund and LifePath Dynamic 2050 Master Portfolio/BlackRock LifePath Dynamic 2050 Fund during the periods reported. The Board was informed that, among other things, the commodities exposure of each of these Master Portfolios, coupled with the performance of Active Stock Master, which is the large cap equity strategy of each of these Master Portfolios, hindered performance over the five-year period. For each of these Master Portfolios, underperformance during the one-year period was driven by an underweight position in domestic small cap equities and an overweight position in REITs.

The Board and BlackRock discussed BlackRock’s strategy for improving the investment performance of each of LifePath Dynamic 2020 Master Portfolio/BlackRock LifePath Dynamic 2020 Fund, LifePath Dynamic 2030 Master Portfolio/BlackRock LifePath Dynamic 2030 Fund, LifePath Dynamic 2040 Master Portfolio/BlackRock LifePath Dynamic 2040 Fund and LifePath Dynamic 2050 Master Portfolio/BlackRock LifePath Dynamic 2050 Fund. Discussions covered topics, for each Master Portfolio and Portfolio, as applicable, such as: investment risks undertaken; performance attribution; investment personnel; and the resources appropriate to support the investment processes.

The Board noted that effective November 7, 2016, each Master Portfolio/Portfolio had undergone changes in investment strategy and portfolio management team, and in connection with such changes, BlackRock LifePath Retirement Fund changed its name to BlackRock LifePath Dynamic Retirement Fund, BlackRock LifePath 2020 Fund changed its name to BlackRock LifePath Dynamic 2020 Fund, BlackRock LifePath 2030 Fund changed its name to BlackRock LifePath Dynamic 2030 Fund, BlackRock LifePath 2040 Fund changed its name to BlackRock LifePath Dynamic 2040 Fund and BlackRock LifePath 2050 Fund changed its name to BlackRock LifePath Dynamic 2050 Fund.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding Portfolio’s Broadridge category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of other funds in the corresponding Fund’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to the relevant Master Portfolio or Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

BlackRock has reviewed with the Board that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board also noted that, with respect to each of LifePath Dynamic 2040 Master Portfolio and LifePath Dynamic 2050 Master Portfolio, the respective Master Portfolio’s contractual advisory fee rate ranked third out of four funds, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked third out of four funds and in the first quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that, with respect to each of LifePath Dynamic 2020 Master Portfolio and LifePath Dynamic 2030 Master Portfolio, the respective Master Portfolio’s contractual advisory fee rate ranked third out of four funds, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked fourth out of four funds and in the first quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that LifePath Dynamic Retirement Master Portfolio’s contractual advisory fee rate ranked second out of three funds, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked third out of three funds and in the second quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that, with respect to each Master Portfolio, BlackRock has contractually agreed to waive a portion of the advisory fee for the Master Portfolio. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the (i) Advisory Agreement between the Manager and the Master Fund with respect to each Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Master Portfolio and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Master Portfolio, each for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

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Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on February 23-24, 2017 (the “February Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of LifePath Dynamic 2060 Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. BlackRock LifePath Dynamic 2060 Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the proposed Agreement with respect to the Master Portfolio. The Agreement was the same agreement that had been previously approved by the Board of the Master Fund with respect to certain other master portfolios of the Master Fund. For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.” The Master Portfolio and the Portfolio each commenced operations in May 2017.

Activities and Composition of the Board

On the date of the February Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the February Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Master Portfolio and the Portfolio, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the sharing of potential economies of scale; (e) fall out benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Portfolio; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the February Meeting relating to its consideration of the Agreement, including fees and estimated expense ratios of each class of the Portfolio, and for a representative class of the Portfolio, as compared with the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”)1. The Board also received (a) information regarding BlackRock’s economic outlook for the Master Portfolio and the Portfolio and its general investment outlook for the markets; (b) information regarding fees paid to service providers that are affiliates of BlackRock; and (c) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Master Portfolio. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Master Portfolio, as well as a description of the capabilities,

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

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personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Master Portfolio and the Portfolio under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Master Portfolio and the Portfolio was consistent with the Master Portfolio’s and the Portfolio’s operational requirements, including, in addition to seeking to meet the Master Portfolio’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Master Portfolio and the Portfolio. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Master Portfolio and the Portfolio with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services to be provided to the Master Portfolio and the Portfolio. The Board noted that BlackRock and its affiliates will provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates will provide the Master Portfolio and the Portfolio with administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and the Portfolio and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Master Portfolio and the Portfolio because the Master Portfolio and the Portfolio were newly organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with the other funds in its Broadridge category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s estimated total expense ratio, as well as its estimated actual advisory fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional separate accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

BlackRock has reviewed with the Board that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board noted that the Portfolio’s contractual advisory fee rate ranked third out of three funds, and that the estimated actual advisory fee rate and the estimated total expense ratio ranked first out of three funds and in the first quartile, respectively, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock has contractually agreed to waive a portion of the advisory fee for the Master Portfolio. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for the fees and expenses of the

130	BLACKROCK FUNDS III	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (concluded)

Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Master Portfolio and the Portfolio had not commenced operations as of the date of the February Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Master Portfolio and the Portfolio. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase.

E. Other Factors Deemed Relevant by the Board Members: The Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

The Board, including the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Master Portfolio and the Portfolio were consistent with those generally available to other mutual fund sponsors.

Conclusion

All the Members of the Board of the Master Fund present at the February Meeting, including all the Independent Board Members present, approved the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including a majority of the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. The Board of the Fund, including the Independent Board Members, also considered the approval of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK FUNDS III	JUNE 30, 2017	131

Disclosure of Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on May 24-25, 2017 (the “May Meeting”) to consider the initial approval of (i) the proposed sub-advisory agreement (the “BIL Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Master Fund’s investment advisor, and BlackRock International Limited (“BIL”) with respect to LifePath Dynamic 2060 Master Portfolio (the “Master Portfolio”), a series of the Master Fund and (ii) the proposed sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL,” and together with BIL, the “Sub-Advisors”) with respect to the Master Portfolio (the “BSL Sub-Advisory Agreement,” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). BlackRock LifePath Dynamic 2060 Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the proposed Sub-Advisory Agreements with respect to the Master Portfolio. The Sub-Advisory Agreements were substantially the same as sub-advisory agreements that had previously been approved by the Board of the Master Fund with respect to certain other master portfolios of the Master Fund. For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Sub-Advisory Agreements.

The Board of the Master Fund previously met in person on February 23-24, 2017 (the “February Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of the Master Portfolio, and the Manager. The Board of Trustees of the Fund also considered the approval of the Advisory Agreement. At the February Meeting, the Board of the Master Fund, including the Independent Board Members, approved the Advisory Agreement for a two-year term beginning on the effective date of the Agreement. A discussion of the basis for the Board of the Master Fund’s approval of the Advisory Agreement at the February Meeting is included in this shareholder report.

At the May Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreements. The factors considered by the Board at the May Meeting in connection with approval of the proposed Sub-Advisory Agreements were substantially the same as the factors considered at the February Meeting with respect to approval of the Advisory Agreement.

Following discussion, all the Members of the Board of the Master Fund present at the May Meeting, including all the Independent Board Members present, approved (i) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio and (ii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to the Master Portfolio, each for a two-year term beginning on the effective date of the respective Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreements were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. The Board of the Fund, including the Independent Board Members, also considered the approval of the Sub-Advisory Agreements and found the Sub-Advisory Agreements to be satisfactory. In arriving at its decision to approve the Sub-Advisory Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

132	BLACKROCK FUNDS III	JUNE 30, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisers BlackRock International Limited Edinburgh EH3 8BL, United Kingdom BlackRock (Singapore) Limited 079912 Singapore	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

Administrator BlackRock Advisors, LLC Wilmington, DE 19809

BLACKROCK FUNDS III	JUNE 30, 2017	133

Additional Information

General Information

Householding

The LifePath Dynamic Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Dynamic Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Dynamic Funds/LifePath Dynamic Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Dynamic Funds/LifePath Dynamic Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1), by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Dynamic Funds/LifePath Dynamic Master Portfolios voted proxies relating to securities held in the LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

134	BLACKROCK FUNDS III	JUNE 30, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	JUNE 30, 2017	135

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Dynamic Fund unless preceded or accompanied by the LifePath Dynamic Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifePath-6/17-SAR

JUNE 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock LifePath® Dynamic 2025 Fund
➢	BlackRock LifePath® Dynamic 2035 Fund
➢	BlackRock LifePath® Dynamic 2045 Fund
➢	BlackRock LifePath® Dynamic 2055 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. For its part, the European Central Bank also began to signal its intent to wind down asset purchases and begin the long move toward policy normalization, contingent upon further improvement in economic growth.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the outlook for economic growth have kept markets relatively tranquil.

In the fifth edition of our Global Investor Pulse Survey, we heard from 28,000 individuals across 18 countries, including more than 4,000 respondents from the United States. While retirement remains the single most important issue for American investors, only a third of respondents feel confident that they will have enough retirement income, and nearly 40% of respondents have yet to begin saving for retirement. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.34%	17.90%
U.S. small cap equities (Russell 2000® Index)	4.99	24.60
International equities (MSCI Europe, Australasia, Far East Index)	13.81	20.27
Emerging market equities (MSCI Emerging Markets Index)	18.43	23.75
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.31	0.49
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.08	(5.58)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.27	(0.31)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.26	(0.28)
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.92	12.69
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK FUNDS III	JUNE 30, 2017	3

Fund Summary as of June 30, 2017	BlackRock LifePath Dynamic Funds

Portfolio Management Commentary

How did each Portfolio perform?

•	Each of the LifePath® Dynamic Funds with target dates of 2025, 2035, 2045 and 2055 (together, the “LifePath Dynamic Funds” or the “Funds”) invests in its respective LifePath Dynamic Master Portfolio.

•

For the six-month period ended June 30, 2017, each of the LifePath Dynamic Funds outperformed its custom benchmarks. The returns for the LifePath Dynamic Funds include Fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

•

Tactical asset allocation supported returns, with the largest contribution coming from the Funds’ overweight to the euro (which was structured as a relative value trade with corresponding underweights to a basket of G10 currencies). The euro rallied as a more upbeat tone to communications from the European Central Bank led market participants to anticipate an increased likelihood of tighter monetary policy in the intermediate term. Active positioning in international developed market equities was the second-largest contributor to returns, as an underweight to U.S. equities (paired against an overweight to Japanese equities) boosted returns as the spread between the two assets widened. In terms of underlying actively managed strategies, International Tilts Master Portfolio and active real estate strategies outperformed their respective benchmarks. Active Stock Master Portfolio slightly outperformed its custom benchmark and also contributed to returns.

•

Additionally, select legs of various relative value trades (for example, “long/short” trades) detracted from returns over the period, but these losses were made up for by positive returns from the opposing leg of the trade, resulting in a semi-annual period in which no tactical asset allocation transactions detracted. In terms of underlying actively managed strategies, there were no detractors over the period, as each active manager outpaced their respective benchmark.

•

The Funds’ cash positions vary by vintage, but as of period end some vintages had cash balances in excess of 5%. This is a result of the Funds’ use of derivative securities for both benchmark completion and active positioning. The Funds’ cash exposure had no material impact on performance as it was principally in conjunction with the Fund taking long and short positions via the use of derivatives.

Describe recent portfolio activity.

•

Each LifePath Dynamic Fund has its own time horizon, which affects its targeted level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Dynamic Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Dynamic Funds were rebalanced in accordance with their updated strategic allocations, and daily cash flows were allocated to the underlying funds and instruments as appropriate. The Funds entered the period with a preference for European risk assets, with an overweight to both Eurozone equities and currency risk. As the period progressed, the Funds increased their overweight to the euro and introduced new macroeconomic themes that were expressed with overweight Japanese equities versus underweight U.S. equities positions. In the final month of the period, the Funds took profits on some of their overweight euro positions, while maintaining their overweight European equities positions.

Describe portfolio positioning at period end.

•	At period end, each of the LifePath Dynamic Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Dynamic Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Dynamic Fund will change over time according to a “glide path” as each LifePath Dynamic Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Dynamic Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Dynamic Fund, which may be a primary source of income after retirement. As each LifePath Dynamic Fund approaches its target date, its asset allocation will shift so that it invests a greater percentage of its assets in fixed-income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Dynamic Fund, and determine whether any changes are required to enable each LifePath Dynamic Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may adjust the allocation to equity and fixed-income in the LifePath Dynamic Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Dynamic Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Dynamic Fund or achieve its investment objective.

BLACKROCK FUNDS III	JUNE 30, 2017	5

BlackRock LifePath Dynamic 2025 Funds

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2025 Fund (“LifePath Dynamic 2025 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2025 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/10 to 6/30/11	28.9%	4.5%	N/A	4.9%	18.8%	N/A	N/A	5.9%	34.4%	2.6%
7/01/11 to 6/30/12	30.8	4.8	N/A	4.8	18.7	34.3%	3.1%	0.5	2.8	0.2
7/01/12 to 6/30/13	32.9	5.1	2.9%	4.5	17.4	34.0	3.2	N/A	N/A	N/A
7/01/13 to 6/30/14	34.6	5.4	3.8	4.3	16.9	31.6	3.4	N/A	N/A	N/A
7/01/14 to 6/30/15	32.5	5.1	3.8	4.9	18.1	32.5	3.0	N/A	N/A	N/A
7/01/15 to 6/30/16	31.7	5.1	3.8	5.2	18.6	32.3	2.9	N/A	N/A	N/A
7/01/16 to 6/30/17	33.1	5.4	3.8	5.1	18.4	31.2	3.0	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

6	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Dynamic 2025 Fund

Performance Summary for the Period Ended June 30, 2017

		Average Annual Total Returns[1]
		1 Year		5 Years		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.34%	10.58%	N/A	7.01%	N/A	8.31%	N/A
Investor A	7.17	10.28	4.49%	6.74	5.59%	8.03	7.20%
Investor C	6.82	9.40	8.40	5.94	5.94	7.22	7.22
Class K	7.50	10.88	N/A	7.18	N/A	8.54	N/A
Class R	7.17	10.17	N/A	6.51	N/A	7.79	N/A
LifePath Dynamic 2025 Fund Custom Benchmark	6.40	9.42	N/A	7.18	N/A	8.44	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	N/A	2.21	N/A	3.19	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	N/A	0.27	N/A	2.87	N/A
Bloomberg Commodity Index	(5.26)	(6.50)	N/A	(9.25)	N/A	(5.68)	N/A
FTSE EPRA/NAREIT Developed Index	4.84	0.21	N/A	7.50	N/A	9.88	N/A
MSCI ACWI ex USA IMI Index	14.30	20.43	N/A	7.58	N/A	6.94	N/A
Russell 1000® Index	9.27	18.03	N/A	14.67	N/A	15.43	N/A
Russell 2000® Index	4.99	24.60	N/A	13.70	N/A	14.35	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	7

BlackRock LifePath Dynamic 2035 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2035 Fund (“LifePath Dynamic 2035 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/10 to 6/30/11	17.0%	2.2%	N/A	6.9%	22.7%	N/A	N/A	6.4%	42.0%	2.8%
7/01/11 to 6/30/12	18.9	2.5	N/A	7.1	22.6	42.1%	2.7%	0.5	3.4	0.2
7/01/12 to 6/30/13	21.3	2.8	2.9%	7.0	21.5	41.9	2.6	N/A	N/A	N/A
7/01/13 to 6/30/14	23.0	3.0	3.9	7.0	21.3	39.2	2.6	N/A	N/A	N/A
7/01/14 to 6/30/15	17.2	2.3	3.9	8.7	23.8	41.8	2.3	N/A	N/A	N/A
7/01/15 to 6/30/16	14.0	2.0	3.9	9.8	25.2	42.7	2.1	N/A	N/A	N/A
7/01/16 to 6/30/17	15.4	2.3	4.0	10.1	24.9	41.3	2.0	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

8	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Dynamic 2035 Fund

Performance Summary for the Period Ended June 30, 2017

		Average Annual Total Returns[1]
		1 Year		5 Years		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	9.09%	13.97%	N/A	8.39%	N/A	9.60%	N/A
Investor A	9.02	13.68	7.71%	8.14	6.98%	9.33	8.49%
Investor C	8.64	12.78	11.78	7.31	7.31	8.49	8.49
Class K	9.29	14.24	N/A	8.81	N/A	10.02	N/A
Class R	9.00	13.55	N/A	7.89	N/A	9.08	N/A
LifePath Dynamic 2035 Fund Custom Benchmark	8.05	12.53	N/A	8.57	N/A	9.70	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	N/A	2.21	N/A	3.19	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	N/A	0.27	N/A	2.87	N/A
Bloomberg Commodity Index	(5.26)	(6.50)	N/A	(9.25)	N/A	(5.68)	N/A
FTSE EPRA/NAREIT Developed Index	4.84	0.21	N/A	7.50	N/A	9.88	N/A
MSCI ACWI ex USA IMI Index	14.30	20.43	N/A	7.58	N/A	6.94	N/A
Russell 1000® Index	9.27	18.03	N/A	14.67	N/A	15.43	N/A
Russell 2000® Index	4.99	24.60	N/A	13.70	N/A	14.35	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	9

BlackRock LifePath Dynamic 2045 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2045 Fund (“LifePath Dynamic 2045 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/10 to 6/30/11	7.3%	N/A	N/A	8.5%	26.0%	N/A	N/A	6.8%	48.4%	3.0%
7/01/11 to 6/30/12	9.5	N/A	N/A	9.1	25.8	48.6%	2.3%	0.6	3.9	0.2
7/01/12 to 6/30/13	12.4	N/A	3.0%	9.1	24.9	48.5	2.1	N/A	N/A	N/A
7/01/13 to 6/30/14	14.5	N/A	3.9	9.3	24.9	45.4	2.0	N/A	N/A	N/A
7/01/14 to 6/30/15	7.2	N/A	4.1	11.6	27.7	47.3	2.1	N/A	N/A	N/A
7/01/15 to 6/30/16	2.0	0.2%	4.2	13.5	29.7	48.3	1.8	N/A	N/A	N/A
7/01/16 to 6/30/17	2.6	0.3	4.3	14.1	29.9	47.3	1.6	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

10	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Dynamic 2045 Fund

Performance Summary for the Period Ended June 30, 2017

		Average Annual Total Returns[1]
		1 Year		5 Years		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.43%	16.35%	N/A	9.50%	N/A	10.69%	N/A
Investor A	10.28	15.97	9.88%	9.23	8.05%	10.42	9.57%
Investor C	9.88	15.05	14.05	8.39	8.39	9.57	9.57
Class K	10.56	16.57	N/A	9.83	N/A	11.04	N/A
Class R	10.20	15.81	N/A	8.97	N/A	10.15	N/A
LifePath Dynamic 2045 Fund Custom Benchmark	9.19	14.67	N/A	9.67	N/A	10.70	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	N/A	2.21	N/A	3.19	N/A
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	N/A	0.27	N/A	2.87	N/A
Bloomberg Commodity Index	(5.26)	(6.50)	N/A	(9.25)	N/A	(5.68)	N/A
FTSE EPRA/NAREIT Developed Index	4.84	0.21	N/A	7.50	N/A	9.88	N/A
MSCI ACWI ex USA IMI Index	14.30	20.43	N/A	7.58	N/A	6.94	N/A
Russell 1000® Index	9.27	18.03	N/A	14.67	N/A	15.43	N/A
Russell 2000® Index	4.99	24.60	N/A	13.70	N/A	14.35	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	11

BlackRock LifePath Dynamic 2055 Fund

Investment Objective

The investment objective of BlackRock LifePath® Dynamic 2055 Fund (“LifePath Dynamic 2055 Fund” or the “LifePath Dynamic Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Dynamic 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

The LifePath Dynamic Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Dynamic Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[3]	Commencement of operations.

The LifePath Dynamic Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Commodity Index[4]	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index	S&P MidCap 400® Index	S&P 500® Index	S&P SmallCap 600® Index
7/01/10 to 6/30/11	1.0%	N/A	9.2%	28.4%	N/A	N/A	8.3%	49.5%	3.6%
7/01/11 to 6/30/12	1.0	N/A	10.6	29.0	50.1%	4.2%	0.7	4.1	0.3
7/01/12 to 6/30/13	2.0	3.1%	11.3	27.9	53.8	1.9	N/A	N/A	N/A
7/01/13 to 6/30/14	4.1	4.0	11.8	28.1	50.3	1.7	N/A	N/A	N/A
7/01/14 to 6/30/15	2.6	4.1	12.8	29.2	49.3	2.0	N/A	N/A	N/A
7/01/15 to 6/30/16	1.0	4.2	13.8	30.2	48.7	1.9	N/A	N/A	N/A
7/01/16 to 6/30/17	1.0	4.4	14.6	30.5	47.9	1.6	N/A	N/A	N/A

[4]	Prior to July 1, 2014, the Bloomberg Commodity Index was known as the Dow Jones-UBS Commodity Index.

See “About Fund Performance” on page 14 for descriptions of the indexes.

12	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Dynamic 2055 Fund

Performance Summary for the Period Ended June 30, 2017

		Average Annual Total Returns[1]
		1 Year		5 Years		Since Inception[2]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.44%	16.51%	N/A	10.13%	N/A	11.14%	N/A
Investor A	10.24	16.19	10.09%	9.85	8.67%	10.84	9.99%
Investor C	9.85	15.22	14.22	9.01	9.01	10.02	10.02
Class K	10.53	16.68	N/A	10.52	N/A	11.53	N/A
Class R	10.09	15.94	N/A	9.57	N/A	10.58	N/A
LifePath Dynamic 2055 Fund Custom Benchmark	9.34	14.93	N/A	10.39	N/A	11.26	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	N/A	2.21	N/A	3.19	N/A
Bloomberg Commodity Index	(5.26)	(6.50)	N/A	(9.25)	N/A	(5.68)	N/A
FTSE EPRA/NAREIT Developed Index	4.84	0.21	N/A	7.50	N/A	9.88	N/A
MSCI ACWI ex USA IMI Index	14.30	20.43	N/A	7.58	N/A	6.94	N/A
Russell 1000® Index	9.27	18.03	N/A	14.67	N/A	15.43	N/A
Russell 2000® Index	4.99	24.60	N/A	13.70	N/A	14.35	N/A

[1]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distributions and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.

[2]	The LifePath Dynamic Fund commenced operations on June 30, 2010.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	13

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Dynamic Fund distributions or the redemption of LifePath Dynamic Fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Dynamic Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Dynamic Fund’s expenses. Without such waiver and/or reimbursement, the LifePath Dynamic Funds’ performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Dynamic Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Dynamic Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Dynamic Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Dynamic Funds’ changing asset allocations over time. As of June 30, 2017, the following indexes are used to calculate the LifePath Dynamic Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), Bloomberg Commodity Index, FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, as applicable.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

14	BLACKROCK FUNDS III	JUNE 30, 2017

Disclosure of Expenses

Shareholders of each LifePath Dynamic Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2017 and held through June 30, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Dynamic Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Dynamic Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Dynamic Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Dynamic Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples
	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
LifePath Dynamic 2025 Fund
Institutional	$1,000.00	$1,073.40	$2.67	$1,000.00	$1,022.22	$2.61	0.52%
Investor A	$1,000.00	$1,071.70	$3.96	$1,000.00	$1,020.98	$3.86	0.77%
Investor C	$1,000.00	$1,068.20	$8.05	$1,000.00	$1,017.01	$7.85	1.57%
Class K	$1,000.00	$1,075.00	$1.65	$1,000.00	$1,023.21	$1.61	0.32%
Class R	$1,000.00	$1,071.70	$4.98	$1,000.00	$1,019.98	$4.86	0.97%
LifePath Dynamic 2035 Fund
Institutional	$1,000.00	$1,090.90	$2.64	$1,000.00	$1,022.27	$2.56	0.51%
Investor A	$1,000.00	$1,090.20	$3.94	$1,000.00	$1,021.03	$3.81	0.76%
Investor C	$1,000.00	$1,086.40	$8.12	$1,000.00	$1,017.01	$7.85	1.57%
Class K	$1,000.00	$1,092.90	$1.61	$1,000.00	$1,023.26	$1.56	0.31%
Class R	$1,000.00	$1,090.00	$4.97	$1,000.00	$1,020.03	$4.81	0.96%
LifePath Dynamic 2045 Fund
Institutional	$1,000.00	$1,104.30	$2.66	$1,000.00	$1,022.27	$2.56	0.51%
Investor A	$1,000.00	$1,102.80	$3.96	$1,000.00	$1,021.03	$3.81	0.76%
Investor C	$1,000.00	$1,098.80	$8.17	$1,000.00	$1,017.01	$7.85	1.57%
Class K	$1,000.00	$1,105.60	$1.62	$1,000.00	$1,023.26	$1.56	0.31%
Class R	$1,000.00	$1,102.00	$5.00	$1,000.00	$1,020.03	$4.81	0.96%
LifePath Dynamic 2055 Fund
Institutional	$1,000.00	$1,104.40	$2.61	$1,000.00	$1,022.32	$2.51	0.50%
Investor A	$1,000.00	$1,102.40	$3.96	$1,000.00	$1,021.03	$3.81	0.76%
Investor C	$1,000.00	$1,098.50	$8.12	$1,000.00	$1,017.06	$7.80	1.56%
Class K	$1,000.00	$1,105.30	$1.62	$1,000.00	$1,023.26	$1.56	0.31%
Class R	$1,000.00	$1,100.90	$5.00	$1,000.00	$1,020.03	$4.81	0.96%

[1]

For each class of the LifePath Dynamic Funds, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because each LifePath Dynamic Fund invests all of its assets in a LifePath Dynamic Master Portfolio, the expense examples reflect the net expenses of both the LifePath Dynamic Fund and the LifePath Dynamic Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK FUNDS III	JUNE 30, 2017	15

Derivative Financial Instruments

The LifePath Dynamic Master Portfolios may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counter-

party to the transaction or illiquidity of the instrument. The LifePath Dynamic Master Portfolios’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Dynamic Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Dynamic Master Portfolios’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

16	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2025 Fund	BlackRock LifePath Dynamic 2035 Fund	BlackRock LifePath Dynamic 2045 Fund	BlackRock LifePath Dynamic 2055 Fund

Assets
Investments at value — from the applicable LifePath Dynamic Master Portfolio[1]	$61,243,381	$51,129,329	$32,896,371	$16,212,977
Receivables:
Withdrawals from the LifePath Dynamic Master Portfolio	365,532	330,336	843,123	80,066
Capital shares sold	145,977	110,081	116,426	75,027

Total assets	61,754,890	51,569,746	33,855,920	16,368,070

Liabilities
Payables:
Capital shares redeemed	511,509	440,417	959,549	155,093
Capital gains distributions	74,055	53,354	47,138	24,021
Income dividends	15,652	11,658	12,896	5,488
Administration fees	12,407	9,998	5,262	464
Service and distribution fees	9,846	9,750	6,215	2,839
Professional fees	5,606	5,609	5,614	5,600

Total liabilities	629,075	530,786	1,036,674	193,505

Net Assets	$61,125,815	$51,038,960	$32,819,246	$16,174,565

Net Assets Consist of
Paid-in capital	$56,428,652	$45,714,189	$28,872,811	$14,068,262
Distributions in excess of net investment income	(41,396)	(104,813)	(111,445)	(51,426)
Accumulated net realized gain allocated from the applicable LifePath Dynamic Master Portfolio	1,934,475	2,030,554	1,443,365	811,163
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Dynamic Master Portfolio	2,804,084	3,399,030	2,614,515	1,346,566

Net Assets	$61,125,815	$51,038,960	$32,819,246	$16,174,565

Net Asset Value
Institutional:
Net assets	$17,456,816	$9,471,366	$7,434,307	$3,927,262

Shares outstanding[2]	1,310,955	666,303	494,438	254,996

Net asset value	$13.32	$14.21	$15.04	$15.40

Investor A:
Net assets	$30,436,044	$30,706,803	$18,855,587	$9,937,886

Shares outstanding[2]	2,289,556	2,163,956	1,255,422	647,325

Net asset value	$13.29	$14.19	$15.02	$15.35

Maximum offering price per shares (100/94.75 of net assets)	$14.03	$14.98	$15.85	$16.20

Investor C:
Net assets	$2,571,647	$2,226,583	$1,679,880	$596,340

Shares outstanding[2]	194,381	158,222	113,210	39,259

Net asset value	$13.23	$14.07	$14.84	$15.19

Class K:
Net assets	$7,238,407	$5,338,762	$2,770,448	$1,014,127

Shares outstanding[2]	544,843	370,844	182,554	65,100

Net asset value	$13.29	$14.40	$15.18	$15.58

Class R:
Net assets	$3,422,901	$3,295,446	$2,079,024	$698,950

Shares outstanding[2]	257,639	232,140	138,611	45,553

Net asset value	$13.29	$14.20	$15.00	$15.34

[1] Investments at cost — from the applicable LifePath Dynamic Master Portfolio	$58,439,297	$47,730,299	$30,281,856	$14,866,411
[2] Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	17

Statements of Operations

Six Months Ended June 30, 2017 (Unaudited)	BlackRock LifePath Dynamic 2025 Fund	BlackRock LifePath Dynamic 2035 Fund	BlackRock LifePath Dynamic 2045 Fund	BlackRock LifePath Dynamic 2055 Fund

Investment Income
Net investment income allocated from the applicable LifePath Dynamic Master Portfolio:
Dividends — unaffiliated	$34,346	$62,252	$59,975	$32,117
Interest — affiliated	268,047	120,385	15,242	4,974
Dividends — affiliated	324,585	352,266	262,904	131,162
Securities lending income — affiliated — net	1,767	1,174	894	766
Foreign taxes withheld	(2,763)	(4,756)	(4,271)	(2,315)
Expenses	(172,694)	(156,562)	(106,471)	(60,010)
Fees waived	123,024	114,569	79,569	46,988

Total investment income	576,312	489,328	307,842	153,682

Fund Expenses
Administration — class specific	97,913	86,657	56,189	28,602
Service and distribution — class specific	56,361	57,509	35,089	16,348
Professional	5,842	5,842	5,853	5,842
Miscellaneous	170	57	57	57

Total expenses	160,286	150,065	97,188	50,849
Less fees waived by the Administrator	(5,842)	(5,842)	(5,853)	(5,842)

Total expenses after fees waived	154,444	144,223	91,335	45,007

Net investment income	421,868	345,105	216,507	108,675

Realized and Unrealized Gain (Loss) Allocated from the LifePath Dynamic Master Portfolio
Net realized gain from investments, futures contracts, forward foreign currency exchange contract and foreign currency transactions	1,971,479	2,233,064	1,623,464	823,066

Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations	1,783,612	1,987,976	1,476,513	764,092

Net realized and unrealized gain	3,755,091	4,221,040	3,099,977	1,587,158

Net Increase in Net Assets Resulting from Operations	$4,176,959	$4,566,145	$3,316,484	$1,695,833

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Changes in Net Assets

	BlackRock LifePath Dynamic 2025 Fund		BlackRock LifePath Dynamic 2035 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$421,868	$1,028,220	$345,105	$914,185
Net realized gain	1,971,479	246,925	2,233,064	131,982
Net change in unrealized appreciation (depreciation)	1,783,612	2,937,795	1,987,976	3,060,754

Net increase in net assets resulting from operations	4,176,959	4,212,940	4,566,145	4,106,921

Distributions to Shareholders[1]
From net investment income:
Institutional	(107,639)	(465,279)	(55,015)	(393,268)
Investor A	(159,598)	(437,614)	(157,569)	(517,674)
Investor C	(4,489)	(15,205)	(3,490)	(18,290)
Class K	(49,640)	(39,996)	(36,192)	(38,730)
Class R	(15,013)	(43,521)	(13,577)	(43,911)
From net realized gain:
Institutional	(241,338)	(5,876)	(126,755)	—
Investor A	(418,935)	(6,330)	(417,106)	—
Investor C	(35,513)	(530)	(30,410)	—
Class K	(98,857)	(458)	(70,434)	—
Class R	(47,326)	(690)	(44,155)	—

Decrease in net assets resulting from distributions to shareholders	(1,178,348)	(1,015,499)	(954,703)	(1,011,873)

Capital Share Transactions
Net decrease in net assets derived from capital transactions	(4,362,618)	(5,770,015)	(9,884,052)	(1,843,770)

Net Assets
Total decrease in net assets	(1,364,007)	(2,572,574)	(6,272,610)	1,251,278
Beginning of period	62,489,822	65,062,396	57,311,570	56,060,292

End of period	$61,125,815	$62,489,822	$51,038,960	$57,311,570

Distributions in excess of net investment income, end of period	$(41,396)	$(126,885)	$(104,813)	$(184,075)

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	19

Statements of Changes in Net Assets

	BlackRock LifePath Dynamic 2045 Fund		BlackRock LifePath Dynamic 2055 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$216,507	$570,798	$108,675	$286,378
Net realized gain	1,623,464	89,669	823,066	206,973
Net change in unrealized appreciation (depreciation)	1,476,513	2,159,590	764,092	1,004,506

Net increase in net assets resulting from operations	3,316,484	2,820,057	1,695,833	1,497,857

Distributions to Shareholders[1]
From net investment income:
Institutional	(50,597)	(309,840)	(24,932)	(167,409)
Investor A	(102,969)	(312,572)	(55,297)	(159,602)
Investor C	(3,685)	(13,077)	(1,473)	(4,795)
Class K	(20,023)	(23,483)	(9,156)	(6,337)
Class R	(9,637)	(27,891)	(3,285)	(7,547)
From net realized gain:
Institutional	(101,816)	—	(68,018)	—
Investor A	(239,343)	—	(174,462)	—
Investor C	(21,370)	—	(10,688)	—
Class K	(34,306)	—	(17,311)	—
Class R	(26,133)	—	(12,069)	—

Decrease in net assets resulting from distributions to shareholders	(609,879)	(686,863)	(376,691)	(345,690)

Capital Share Transactions
Net decrease in net assets derived from capital transactions	(6,254,033)	(252,743)	(4,494,536)	2,370,014

Net Assets
Total increase (decrease) in net assets	(3,547,428)	1,880,451	(3,175,394)	3,522,181
Beginning of period	36,366,674	34,486,223	19,349,959	15,827,778

End of period	$32,819,246	$36,366,674	$16,174,565	$19,349,959

Distributions in excess of net investment income, end of period	$(111,445)	$(141,041)	$(51,426)	$(65,958)

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	BlackRock LifePath Dynamic 2025 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.66		$12.05	$12.80	$13.11	$12.19	$11.07

Net investment income[1]	0.10		0.21	0.19	0.21	0.21	0.22
Net realized and unrealized gain (loss)	0.83		0.61	(0.44)	0.48	1.22	1.11

Net increase (decrease) from investment operations	0.93		0.82	(0.25)	0.69	1.43	1.33

Distributions:[2]
From net investment income	(0.08)		(0.21)	(0.21)	(0.21)	(0.19)	(0.21)
From net realized gain	(0.19)		(0.00)[3]	(0.28)	(0.79)	(0.32)	(0.00)[3]
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.27)		(0.21)	(0.50)	(1.00)	(0.51)	(0.21)

Net asset value, end of period	$13.32		$12.66	$12.05	$12.80	$13.11	$12.19

Total Return[4]
Based on net asset value	7.34%	[5]	6.88%	(1.92)%	5.23%	11.84%	12.07%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.54%	[9]	0.58%	0.74%	0.75%	0.79%	0.86%

Total expenses after fees waived	0.52%	[9]	0.57%	0.71%	0.73%	0.75%	0.76%

Net investment income	1.53%	[9]	1.74%	1.51%	1.53%	1.60%	1.85%

Supplemental Data
Net assets, end of period (000)	$17,457		$26,146	$27,821	$23,625	$25,882	$15,816

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	20%	[10]	54% [10]	51% [11]	50% [12]	30% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.42%, 0.40%, 0.40%, 0.40%, 0.40% and 0.48% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.11%	0.13%	0.13%	0.10%	0.10%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	21

Financial Highlights (continued)	BlackRock LifePath Dynamic 2025 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.64		$12.04	$12.78	$13.10	$12.19	$11.06

Net investment income[1]	0.09		0.18	0.16	0.17	0.18	0.18
Net realized and unrealized gain (loss)	0.82		0.60	(0.43)	0.48	1.22	1.12

Net increase (decrease) from investment operations	0.91		0.78	(0.27)	0.65	1.40	1.30

Distributions:[2]
From net investment income	(0.07)		(0.18)	(0.18)	(0.18)	(0.17)	(0.17)
From net realized gain	(0.19)		(0.00)[3]	(0.28)	(0.79)	(0.32)	(0.00)[3]
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.26)		(0.18)	(0.47)	(0.97)	(0.49)	(0.17)

Net asset value, end of period	$13.29		$12.64	$12.04	$12.78	$13.10	$12.19

Total Return[4]
Based on net asset value	7.17%	[5]	6.54%	(2.17)%	4.95%	11.52%	11.84%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.79%	[9]	0.83%	0.99%	1.00%	1.05%	1.11%

Total expenses after fees waived	0.77%	[9]	0.82%	0.96%	0.98%	1.00%	1.01%

Net investment income	1.37%	[9]	1.50%	1.26%	1.31%	1.37%	1.54%

Supplemental Data
Net assets, end of period (000)	$30,436		$28,135	$30,373	$35,324	$29,049	$13,981

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	20%	[10]	54% [10]	51% [11]	50% [12]	30% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.42%, 0.40%, 0.40%, 0.40%, 0.40% and 0.48% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.11%	0.13%	0.13%	0.10%	0.10%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% for the year ended December 31, 2012.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2025 Fund

	Investor C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.58		$11.99	$12.72	$13.06	$12.15	$11.05

Net investment income[1]	0.04		0.08	0.06	0.07	0.07	0.10
Net realized and unrealized gain (loss)	0.82		0.59	(0.42)	0.47	1.23	1.11

Net increase (decrease) from investment operations	0.86		0.67	(0.36)	0.54	1.30	1.21

Distributions:[2]
From net investment income	(0.02)		(0.08)	(0.09)	(0.09)	(0.07)	(0.11)
From net realized gain	(0.19)		(0.00)[3]	(0.27)	(0.79)	(0.32)	(0.00)[3]
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.21)		(0.08)	(0.37)	(0.88)	(0.39)	(0.11)

Net asset value, end of period	$13.23		$12.58	$11.99	$12.72	$13.06	$12.15

Total Return[4]
Based on net asset value	6.82%	[5]	5.61%	(2.86)%	4.08%	10.73%	10.99%

Ratios to Average Net Assets[6,7,8]
Total expenses	1.59%	[9]	1.63%	1.75%	1.75%	1.80%	1.85%

Total expenses after fees waived	1.57%	[9]	1.62%	1.72%	1.73%	1.76%	1.76%

Net investment income	0.60%	[9]	0.69%	0.51%	0.56%	0.57%	0.87%

Supplemental Data
Net assets, end of period (000)	$2,572		$2,339	$2,900	$2,849	$1,997	$992

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	20%	[10]	54% [10]	51% [11]	50% [12]	30% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.42%, 0.40%, 0.40%, 0.40%, 0.40% and 0.48% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.11%	0.13%	0.13%	0.10%	0.10%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	23

Financial Highlights (continued)	BlackRock LifePath Dynamic 2025 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.63		$12.03	$12.78	$13.10	$12.22	$11.09

Net investment income[1]	0.13		0.25	0.25	0.26	0.20	0.26
Net realized and unrealized gain (loss)	0.82		0.59	(0.45)	0.46	1.20	1.11

Net increase (decrease) from investment operations	0.95		0.84	(0.20)	0.72	1.40	1.37

Distributions:[2]
From net investment income	(0.10)		(0.24)	(0.26)	(0.25)	(0.20)	(0.24)
From net realized gain	(0.19)		(0.00)[3]	(0.28)	(0.79)	(0.32)	(0.00)[3]
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.29)		(0.24)	(0.55)	(1.04)	(0.52)	(0.24)

Net asset value, end of period	$13.29		$12.63	$12.03	$12.78	$13.10	$12.22

Total Return[4]
Based on net asset value	7.50%	[5]	7.02%	(1.64)%	5.51%	11.47%	12.44%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.34%	[9]	0.38%	0.41%	0.40%	0.44%	0.51%

Total expenses after fees waived	0.32%	[9]	0.37%	0.38%	0.37%	0.40%	0.41%

Net investment income	1.97%	[9]	2.02%	2.00%	1.91%	1.57%	2.20%

Supplemental Data
Net assets, end of period (000)	$7,238		$2,902	$1,278	$317	$102	$1,941

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	20%	[10]	54% [10]	51% [11]	50% [12]	30% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.42%, 0.40%, 0.40%, 0.40%, 0.40% and 0.49% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.11%	0.13%	0.13%	0.10%	0.10%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% for the year ended December 31, 2012.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2025 Fund

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.63		$12.04	$12.79	$13.11	$12.19	$11.09

Net investment income[1]	0.08		0.16	0.13	0.14	0.13	0.18
Net realized and unrealized gain (loss)	0.83		0.59	(0.43)	0.48	1.24	1.08

Net increase (decrease) from investment operations	0.91		0.75	(0.30)	0.62	1.37	1.26

Distributions:[2]
From net investment income	(0.06)		(0.16)	(0.17)	(0.15)	(0.13)	(0.16)
From net realized gain	(0.19)		(0.00)[3]	(0.27)	(0.79)	(0.32)	(0.00)[3]
From return of capital	—		—	(0.01)	—	—	—

Total distributions	(0.25)		(0.16)	(0.45)	(0.94)	(0.45)	(0.16)

Net asset value, end of period	$13.29		$12.63	$12.04	$12.79	$13.11	$12.19

Total Return[4]
Based on net asset value	7.17%	[5]	6.28%	(2.36)%	4.69%	11.26%	11.45%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.99%	[9]	1.03%	1.24%	1.26%	1.30%	1.35%

Total expenses after fees waived	0.97%	[9]	1.02%	1.21%	1.23%	1.25%	1.26%

Net investment income	1.20%	[9]	1.32%	1.06%	1.04%	1.05%	1.54%

Supplemental Data
Net assets, end of period (000)	$3,423		$2,967	$2,690	$1,682	$1,484	$1,282

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	20%	[10]	54% [10]	51% [11]	50% [12]	30% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.42%, 0.40%, 0.40%, 0.40%, 0.40% and 0.48% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.11%	0.11%	0.13%	0.13%	0.10%	0.10%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	25

Financial Highlights	BlackRock LifePath Dynamic 2035 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.28		$12.58	$13.43	$13.77	$12.51	$11.18

Net investment income[1]	0.10		0.23	0.21	0.22	0.24	0.24
Net realized and unrealized gain (loss)	1.10		0.72	(0.49)	0.54	1.67	1.30

Net increase (decrease) from investment operations	1.20		0.95	(0.28)	0.76	1.91	1.54

Distributions:[2]
From net investment income	(0.08)		(0.25)	(0.22)	(0.22)	(0.23)	(0.21)
From net realized gain	(0.19)		—	(0.35)	(0.88)	(0.42)	—
From return of capital	—		—	(0.00)[3]	—	—	(0.00)[3]

Total distributions	(0.27)		(0.25)	(0.57)	(1.10)	(0.65)	(0.21)

Net asset value, end of period	$14.21		$13.28	$12.58	$13.43	$13.77	$12.51

Total Return[4]
Based on net asset value	9.09%	[5]	7.61%	(2.15)%	5.51%	15.33%	13.85%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.53%	[9]	0.57%	0.72%	0.74%	0.80%	0.89%

Total expenses after fees waived	0.51%	[9]	0.55%	0.68%	0.71%	0.75%	0.75%

Net investment income	1.40%	[9]	1.77%	1.54%	1.55%	1.78%	1.98%

Supplemental Data
Net assets, end of period (000)	$9,471		$19,650	$22,071	$22,004	$22,266	$12,853

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	21%	[10]	76% [10]	44% [11]	54% [12]	39% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.44%, 0.41%, 0.42%, 0.43%, 0.43% and 0.56% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.13%	0.16%	0.15%	0.11%	0.11%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2035 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.26		$12.56	$13.41	$13.77	$12.51	$11.17

Net investment income[1]	0.09		0.19	0.17	0.19	0.21	0.20
Net realized and unrealized gain (loss)	1.10		0.73	(0.48)	0.52	1.67	1.32

Net increase (decrease) from investment operations	1.19		0.92	(0.31)	0.71	1.88	1.52

Distributions:[2]
From net investment income	(0.07)		(0.22)	(0.19)	(0.19)	(0.20)	(0.18)
From net realized gain	(0.19)		—	(0.35)	(0.88)	(0.42)	—
From return of capital	—		—	(0.00)[3]	—	—	(0.00)[3]

Total distributions	(0.26)		(0.22)	(0.54)	(1.07)	(0.62)	(0.18)

Net asset value, end of period	$14.19		$13.26	$12.56	$13.41	$13.77	$12.51

Total Return[4]
Based on net asset value	9.02%	[5]	7.37%	(2.40)%	5.17%	15.08%	13.63%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.79%	[9]	0.82%	0.97%	0.99%	1.05%	1.14%

Total expenses after fees waived	0.76%	[9]	0.80%	0.93%	0.96%	1.00%	1.00%

Net investment income	1.31	[9]	1.52%	1.30%	1.33%	1.55%	1.63%

Supplemental Data
Net assets, end of period (000)	$30,707		$29,768	$30,359	$31,048	$21,423	$9,966

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	21%	[10]	76% [10]	44% [11]	54% [12]	39% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.44%, 0.41%, 0.43%, 0.43%, 0.43% and 0.56% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.13%	0.16%	0.15%	0.11%	0.11%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	27

Financial Highlights (continued)	BlackRock LifePath Dynamic 2035 Fund

	Investor C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.15		$12.47	$13.32	$13.69	$12.45	$11.14

Net investment income[1]	0.04		0.09	0.07	0.08	0.11	0.11
Net realized and unrealized gain (loss)	1.09		0.71	(0.48)	0.53	1.66	1.30

Net increase (decrease) from investment operations	1.13		0.80	(0.41)	0.61	1.77	1.41

Distributions:[2]
From net investment income	(0.02)		(0.12)	(0.09)	(0.10)	(0.11)	(0.10)
From net realized gain	(0.19)		—	(0.35)	(0.88)	(0.42)	—
From return of capital	—		—	(0.00)[3]	—	—	(0.00)[3]

Total distributions	(0.21)		(0.12)	(0.44)	(0.98)	(0.53)	(0.10)

Net asset value, end of period	$14.07		$13.15	$12.47	$13.32	$13.69	$12.45

Total Return[4]
Based on net asset value	8.64%	[5]	6.42%	(3.13)%	4.43%	14.22%	12.70%

Ratios to Average Net Assets[6,7,8]
Total expenses	1.59%	[9]	1.62%	1.72%	1.74%	1.81%	1.89%

Total expenses after fees waived	1.57%	[9]	1.60%	1.69%	1.71%	1.75%	1.75%

Net investment income	0.52%	[9]	0.74%	0.55%	0.58%	0.81%	0.92%

Supplemental Data
Net assets, end of period (000)	$2,227		$2,112	$2,007	$1,816	$1,028	$533

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	21%	[10]	76% [10]	44% [11]	54% [12]	39% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.44%, 0.41%, 0.43%, 0.43%, 0.43% and 0.56% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.13%	0.16%	0.15%	0.11%	0.11%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2035 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.45		$12.74	$13.60	$13.94	$12.55	$11.20

Net investment income[1]	0.13		0.27	0.30	0.23	0.22	0.27
Net realized and unrealized gain (loss)	1.11		0.72	(0.54)	0.57	1.82	1.32

Net increase (decrease) from investment operations	1.24		0.99	(0.24)	0.80	2.04	1.59

Distributions:[2]
From net investment income	(0.10)		(0.28)	(0.27)	(0.26)	(0.23)	(0.24)
From net realized gain	(0.19)		—	(0.35)	(0.88)	(0.42)	—
From return of capital	—		—	(0.00)[3]	—	—	(0.00)[3]

Total distributions	(0.29)		(0.28)	(0.62)	(1.14)	(0.65)	(0.24)

Net asset value, end of period	$14.40		$13.45	$12.74	$13.60	$13.94	$12.55

Total Return[4]
Based on net asset value	9.29%	[5]	7.82%	(1.83)%	5.73%	16.32%	14.30%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.34%	[9]	0.36%	0.39%	0.38%	0.45%	0.55%

Total expenses after fees waived	0.31%	[9]	0.35%	0.35%	0.35%	0.38%	0.40%

Net investment income	1.88%	[9]	2.07%	2.30%	1.91%	1.65%	2.26%

Supplemental Data
Net assets, end of period (000)	$5,339		$2,702	$757	$138	$95	$1,999

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	21%	[10]	76% [10]	44% [11]	54% [12]	39% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.44%, 0.41%, 0.43%, 0.43%, 0.43% and 0.57% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.13%	0.16%	0.15%	0.11%	0.11%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	29

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2035 Fund

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.26		$12.58	$13.44	$13.78	$12.52	$11.19

Net investment income[1]	0.08		0.18	0.14	0.14	0.17	0.21
Net realized and unrealized gain (loss)	1.11		0.71	(0.49)	0.54	1.67	1.28

Net increase (decrease) from investment operations	1.19		0.89	$(0.35)	$0.68	$1.84	$1.49

Distributions:[2]
From net investment income	(0.06)		(0.21)	(0.16)	(0.14)	(0.16)	(0.16)
From net realized gain	(0.19)		—	(0.35)	(0.88)	(0.42)	—
From return of capital	—		—	(0.00)[3]	—	—	(0.00)[3]

Total distributions	(0.25)		(0.21)	(0.51)	(1.02)	(0.58)	(0.16)

Net asset value, end of period	$14.20		$13.26	$12.58	$13.44	$13.78	$12.52

Total Return[4]
Based on net asset value	9.00%	[5]	7.10%	(2.65)%	4.96%	14.74%	13.37%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.99%	[9]	1.02%	1.21%	1.24%	1.30%	1.38%

Total expenses after fees waived	0.96%	[9]	1.00%	1.18%	1.21%	1.25%	1.25%

Net investment income	1.10%	[9]	1.41%	1.09%	1.03%	1.25%	1.71%

Supplemental Data
Net assets, end of period (000)	$3,295		$3,078	$867	$579	$474	$359

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	21%	[10]	76% [10]	44% [11]	54% [12]	39% [12]	4% [13]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.44%, 0.41%, 0.43%, 0.43%, 0.43% and 0.55% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.13%	0.16%	0.15%	0.11%	0.11%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Master Total Return Portfolio.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[12]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[13]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	BlackRock LifePath Dynamic 2045 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.88		$13.10	$14.05	$14.39	$12.74	$11.24

Net investment income[1]	0.10		0.23	0.21	0.23	0.27	0.25
Net realized and unrealized gain (loss)	1.34		0.83	(0.54)	0.58	2.07	1.47

Net increase (decrease) from investment operations	1.44		1.06	(0.33)	0.81	2.34	1.72

Distributions:[2]
From net investment income	(0.09)		(0.28)	(0.21)	(0.23)	(0.25)	(0.22)
From net realized gain	(0.19)		—	(0.41)	(0.92)	(0.44)	—
From return of capital	—		—	—	—	—	(0.00)[3]

Total distributions	(0.28)		(0.28)	(0.62)	(1.15)	(0.69)	(0.22)

Net asset value, end of period	$15.04		$13.88	$13.10	$14.05	$14.39	$12.74

Total Return[4]
Based on net asset value	10.43%	[5]	8.14%	(2.37)%	5.66%	18.49%	15.34%

Ratios to Average Net Assets[6,7,8]
Total expenses	0.54%	[9]	0.56%	0.71%	0.75%	0.85%	1.06%

Total expenses after fees waived	0.51%	[9]	0.53%	0.66%	0.69%	0.74%	0.75%

Net investment income	1.40%	[9]	1.76%	1.53%	1.57%	1.94%	2.04%

Supplemental Data
Net assets, end of period (000)	$7,434		$14,864	$15,105	$15,678	$12,832	$7,066

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	25%	[10]	75% [10]	50% [10]	54% [11]	38% [11]	4% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.48%, 0.44%, 0.48%, 0.49%, 0.51% and 0.83% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.15%	0.18%	0.16%	0.11%	0.11%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	31

Financial Highlights (continued)	BlackRock LifePath Dynamic 2045 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.87		$13.09	$14.04	$14.39	$12.75	$11.25

Net investment income[1]	0.09		0.20	0.18	0.20	0.25	0.21
Net realized and unrealized gain (loss)	1.33		0.83	(0.54)	0.57	2.05	1.47

Net increase (decrease) from investment operations	1.42		1.03	(0.36)	0.77	2.30	1.68

Distributions:[2]
From net investment income	(0.08)		(0.25)	(0.18)	(0.20)	(0.22)	(0.18)
From net realized gain	(0.19)		—	(0.41)	(0.92)	(0.44)	—
From return of capital	—		—	—	—	—	(0.00)[3]

Total distributions	(0.27)		(0.25)	(0.59)	(1.12)	(0.66)	(0.18)

Net asset value, end of period	$15.02		$13.87	$13.09	$14.04	$14.39	$12.75

Total Return[4]
Based on net asset value	10.28%	[5]	7.90%	(2.61)%	5.37%	18.17%	15.03%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.80%	[9]	0.81%	0.96%	1.00%	1.10%	1.31%

Total expenses after fees waived	0.76%	[9]	0.78%	0.91%	0.94%	0.99%	0.99%

Net investment income	1.28%	[9]	1.52%	1.28%	1.35%	1.77%	1.75%

Supplemental Data
Net assets, end of period (000)	$18,856		$17,206	$16,744	$16,814	$11,044	$3,512

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	25%	[10]	75% [10]	50% [10]	54% [11]	38% [11]	4% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.48%, 0.44%, 0.48%, 0.49%, 0.51% and 0.83% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.15%	0.18%	0.16%	0.11%	0.11%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2045 Fund

	Investor C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.71		$12.94	$13.90	$14.26	$12.65	$11.18

Net investment income[1]	0.04		0.09	0.07	0.09	0.13	0.13
Net realized and unrealized gain (loss)	1.31		0.82	(0.54)	0.57	2.05	1.45

Net increase (decrease) from investment operations	1.35		0.91	(0.47)	0.66	2.18	1.58

Distributions:[2]
From net investment income	(0.03)		(0.14)	(0.08)	(0.10)	(0.13)	(0.11)
From net realized gain	(0.19)		—	(0.41)	(0.92)	(0.44)	—
From return of capital	—		—	—	—	—	(0.00)[3]

Total distributions	(0.22)		(0.14)	(0.49)	(1.02)	(0.57)	(0.11)

Net asset value, end of period	$14.84		$13.71	$12.94	$13.90	$14.26	$12.65

Total Return[4]
Based on net asset value	9.88%	[5]	7.04%	(3.43)%	4.63%	17.31%	14.15%

Ratios to Average Net Assets[6,7,8]
Total expenses	1.60%	[9]	1.61%	1.72%	1.75%	1.85%	2.04%

Total expenses after fees waived	1.57%	[9]	1.58%	1.67%	1.69%	1.74%	1.75%

Net investment income	0.50%	[9]	0.70%	0.53%	0.61%	0.97%	1.07%

Supplemental Data
Net assets, end of period (000)	$1,680		$1,247	$1,420	$1,549	$935	$463

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	25%	[10]	75% [10]	50% [10]	54% [11]	38% [11]	4% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.48%, 0.44%, 0.48%, 0.49%, 0.51% and 0.81% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.15%	0.18%	0.16%	0.11%	0.11%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	33

Financial Highlights (continued)	BlackRock LifePath Dynamic 2045 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.01		$13.22	$14.18	$14.50	$12.77	$11.26

Net investment income[1]	0.13		0.27	0.40	0.29	0.21	0.30
Net realized and unrealized gain (loss)	1.35		0.83	(0.68)	0.55	2.21	1.46

Net increase (decrease) from investment operations	1.48		1.10	(0.28)	0.84	2.42	1.76

Distributions:[2]
From net investment income	(0.12)		(0.31)	(0.27)	(0.24)	(0.25)	(0.25)
From net realized gain	(0.19)		—	(0.41)	(0.92)	(0.44)	—
From return of capital	—		—	—	—	—	(0.00)[3]

Total distributions	(0.31)		(0.31)	(0.68)	(1.16)	(0.69)	(0.25)

Net asset value, end of period	$15.18		$14.01	$13.22	$14.18	$14.50	$12.77

Total Return[4]
Based on net asset value	10.56%	[5]	8.38%	(2.04)%	5.80%	19.11%	15.72%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.35%	[9]	0.36%	0.40%	0.38%	0.49%	0.70%

Total expenses after fees waived	0.31%	[9]	0.33%	0.34%	0.33%	0.38%	0.39%

Net investment income	1.81%	[9]	2.02%	3.08%	1.92%	1.60%	2.41%

Supplemental Data
Net assets, end of period (000)	$2,770		$1,271	$524	$28	$29	$697

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	25%	[10]	75% [10]	50% [10]	54% [11]	38% [11]	4% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.48%, 0.44%, 0.49%, 0.48%, 0.55% and 0.83% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.15%	0.18%	0.16%	0.11%	0.11%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2045 Fund

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.85		$13.09	$14.04	$14.38	$12.73	$11.24

Net investment income[1]	0.08		0.19	0.15	0.15	0.19	0.23
Net realized and unrealized gain (loss)	1.33		0.80	(0.53)	0.58	2.08	1.42

Net increase (decrease) from investment operations	1.41		0.99	(0.38)	0.73	2.27	1.65

Distributions:[2]
From net investment income	(0.07)		(0.23)	(0.16)	(0.15)	(0.18)	(0.16)
From net realized gain	(0.19)		—	(0.41)	(0.92)	(0.44)	—
From return of capital	—		—	—	—	—	(0.00)[3]

Total distributions	(0.26)		(0.23)	(0.57)	(1.07)	(0.62)	(0.16)

Net asset value, end of period	$15.00		$13.85	$13.09	$14.04	$14.38	$12.73

Total Return[4]
Based on net asset value	10.20%	[5]	7.64%	(2.80)%	5.08%	17.91%	14.77%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.00%	[9]	1.01%	1.21%	1.25%	1.35%	1.55%

Total expenses after fees waived	0.96%	[9]	0.99%	1.15%	1.19%	1.24%	1.25%

Net investment income	1.06%	[9]	1.39%	1.09%	1.04%	1.36%	1.84%

Supplemental Data
Net assets, end of period (000)	$2,079		$1,780	$693	$520	$560	$423

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	25%	[10]	75% [10]	50% [10]	54% [11]	38% [11]	4% [12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.48%, 0.44%, 0.48%, 0.49%, 0.52% and 0.82% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.12%	0.15%	0.18%	0.16%	0.11%	0.11%

[9]	Annualized.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[11]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[12]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	35

Financial Highlights	BlackRock LifePath Dynamic 2055 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.28		$13.46	$14.33	$14.64	$12.74	$11.13

Net investment income[1]	0.10		0.24	0.22	0.23	0.30	0.27
Net realized and unrealized gain (loss)	1.39		0.86	(0.57)	0.63	2.36	1.56

Net increase (decrease) from investment operations	1.49		1.10	(0.35)	0.86	2.66	1.83

Distributions:[2]
From net investment income	(0.10)		(0.28)	(0.21)	(0.23)	(0.26)	(0.21)
From net realized gain	(0.27)		—	(0.31)	(0.94)	(0.50)	(0.01)

Total distributions	(0.37)		(0.28)	(0.52)	(1.17)	(0.76)	(0.22)

Net asset value, end of period	$15.40		$14.28	$13.46	$14.33	$14.64	$12.74

Total Return[3]
Based on net asset value	10.44%	[4]	8.20%	(2.52)%	5.90%	20.99%	16.46%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.57%	[8]	0.59%	0.79%	0.82%	1.05%	2.00%

Total expenses after fees waived	0.50%	[8]	0.54%	0.66%	0.67%	0.74%	0.75%

Net investment income	1.33%	[8]	1.73%	1.53%	1.54%	2.11%	2.17%

Supplemental Data
Net assets, end of period (000)	$3,927		$8,626	$7,381	$6,773	$4,546	$1,981

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	34%	[9]	80% [9]	49% [9]	48% [10]	67% [10]	7% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.55%, 0.52%, 0.62%, 0.66%, 0.83% and 2.22% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.13%	0.15%	0.18%	0.18%	0.12%	0.11%

[8]	Annualized.

[9]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% for the year ended December 31, 2012.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2055 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.25		$13.44	$14.30	$14.62	$12.73	$11.13

Net investment income[1]	0.09		0.20	0.19	0.20	0.28	0.23
Net realized and unrealized gain (loss)	1.37		0.85	(0.56)	0.62	2.34	1.56

Net increase (decrease) from investment operations	1.46		1.05	(0.37)	0.82	2.62	1.79

Distributions:[2]
From net investment income	(0.09)		(0.24)	(0.18)	(0.20)	(0.23)	(0.18)
From net realized gain	(0.27)		—	(0.31)	(0.94)	(0.50)	(0.01)

Total distributions	(0.36)		(0.24)	(0.49)	(1.14)	(0.73)	(0.19)

Net asset value, end of period	$15.35		$14.25	$13.44	$14.30	$14.62	$12.73

Total Return[3]
Based on net asset value	10.24%	[4]	7.90%	(2.67)%	5.60%	20.71%	16.09%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.83%	[8]	0.84%	1.04%	1.08%	1.30%	2.29%

Total expenses after fees waived	0.76%	[8]	0.79%	0.91%	0.92%	0.99%	1.00%

Net investment income	1.26%	[8]	1.49%	1.30%	1.32%	1.98%	1.88%

Supplemental Data
Net assets, end of period (000)	$9,938		$9,317	$7,561	$5,543	$3,951	$1,043

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	34%	[9]	80% [9]	49% [9]	48% [10]	67% [10]	7% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.55%, 0.52%, 0.62%, 0.66%, 0.82% and 2.28% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.13%	0.15%	0.18%	0.18%	0.12%	0.11%

[8]	Annualized.

[9]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	37

Financial Highlights (continued)	BlackRock LifePath Dynamic 2055 Fund

	Investor C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.11		$13.31	$14.18	$14.51	$12.64	$11.06

Net investment income[1]	0.04		0.09	0.08	0.08	0.15	0.13
Net realized and unrealized gain (loss)	1.35		0.85	(0.56)	0.62	2.35	1.56

Net increase (decrease) from investment operations	1.39		0.94	(0.48)	0.70	2.50	1.69

Distributions:[2]
From net investment income	(0.04)		(0.14)	(0.08)	(0.09)	(0.13)	(0.10)
From net realized gain	(0.27)		—	(0.31)	(0.94)	(0.50)	(0.01)

Total distributions	(0.31)		(0.14)	(0.39)	(1.03)	(0.63)	(0.11)

Net asset value, end of period	$15.19		$14.11	$13.31	$14.18	$14.51	$12.64

Total Return[3]
Based on net asset value	9.85%	[4]	7.05%	(3.48)%	4.85%	19.81%	15.27%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.63%	[8]	1.65%	1.80%	1.83%	2.06%	3.12%

Total expenses after fees waived	1.56%	[8]	1.59%	1.67%	1.67%	1.75%	1.75%

Net investment income	0.49%	[8]	0.70%	0.54%	0.56%	1.07%	1.05%

Supplemental Data
Net assets, end of period (000)	$596		$499	$543	$528	$313	$231

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	34%	[9]	80% [9]	49% [9]	48% [10]	67% [10]	7% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.55%, 0.52%, 0.62%, 0.66%, 0.83% and 2.42% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.13%	0.15%	0.18%	0.18%	0.12%	0.11%

[8]	Annualized.

[9]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% for the year ended December 31, 2012.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Dynamic 2055 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.45		$13.62	$14.49	$14.77	$12.77	$11.15

Net investment income[1]	0.13		0.28	0.28	0.30	0.22	0.35
Net realized and unrealized gain (loss)	1.39		0.86	(0.58)	0.62	2.54	1.52

Net increase (decrease) from investment operations	1.52		1.14	(0.30)	0.92	2.76	1.87

Distributions:[2]
From net investment income	(0.12)		(0.31)	(0.26)	(0.26)	(0.26)	(0.24)
From net realized gain	(0.27)		—	(0.31)	(0.94)	(0.50)	(0.01)

Total distributions	(0.39)		(0.31)	(0.57)	(1.20)	(0.76)	(0.25)

Net asset value, end of period	$15.58		$14.45	$13.62	$14.49	$14.77	$12.77

Total Return[3]
Based on net asset value	10.53%	[4]	8.42%	(2.15)%	6.26%	21.74%	16.83%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.38%	[8]	0.37%	0.46%	0.46%	0.75%	1.27%

Total expenses after fees waived	0.31%	[8]	0.33%	0.32%	0.32%	0.38%	0.40%

Net investment income	1.71%	[8]	2.01%	1.97%	1.93%	1.61%	2.80%

Supplemental Data
Net assets, end of period (000)	$1,014		$425	$52	$29	$30	$448

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	34%	[9]	80% [9]	49% [9]	48% [10]	67% [10]	7% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.55%, 0.52%, 0.63%, 0.65%, 0.95% and 1.71% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.13%	0.15%	0.18%	0.18%	0.12%	0.11%

[8]	Annualized.

[9]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	39

Financial Highlights (concluded)	BlackRock LifePath Dynamic 2055 Fund

	Class R
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.25		$13.44	$14.32	$14.62	$12.72	$11.12

Net investment income[1]	0.08		0.18	0.15	0.15	0.22	0.19
Net realized and unrealized gain (loss)	1.35		0.85	(0.57)	0.63	2.37	1.56

Net increase (decrease) from investment operations	1.43		1.03	(0.42)	0.78	2.59	1.75

Distributions:[2]
From net investment income	(0.07)		(0.22)	(0.15)	(0.14)	(0.19)	(0.14)
From net realized gain	(0.27)		—	(0.31)	(0.94)	(0.50)	(0.01)

Total distributions	(0.34)		(0.22)	(0.46)	(1.08)	(0.69)	(0.15)

Net asset value, end of period	$15.34		$14.25	$13.44	$14.32	$14.62	$12.72

Total Return[3]
Based on net asset value	10.09%	[4]	7.74%	(3.00)%	5.37%	20.44%	15.75%

Ratios to Average Net Assets[5,6,7]
Total expenses	1.03%	[8]	1.04%	1.29%	1.32%	1.56%	2.75%

Total expenses after fees waived	0.96%	[8]	0.99%	1.15%	1.17%	1.25%	1.25%

Net investment income	1.10%	[8]	1.30%	1.07%	0.98%	1.58%	1.53%

Supplemental Data
Net assets, end of period (000)	$699		$483	$292	$118	$106	$59

Portfolio turnover rate of the LifePath Dynamic Master Portfolio	34%	[9]	80% [9]	49% [9]	48% [10]	67% [10]	7% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated fees waived of 0.55%, 0.51%, 0.62%, 0.65%, 0.84% and 2.60% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Dynamic Fund’s share of its corresponding LifePath Dynamic Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Dynamic Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.13%	0.15%	0.18%	0.18%	0.12%	0.11%

[8]	Annualized.

[9]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[10]

Includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[11]

Excludes the LifePath Dynamic Master Portfolio’s purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% for the year ended December 31, 2012.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (Unaudited)	BlackRock Funds III

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Dynamic Funds” or individually, as a “LifePath Dynamic Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic 2025 Fund	LifePath Dynamic 2025 Fund	Diversified
BlackRock LifePath® Dynamic 2035 Fund	LifePath Dynamic 2035 Fund	Diversified
BlackRock LifePath® Dynamic 2045 Fund	LifePath Dynamic 2045 Fund	Diversified
BlackRock LifePath® Dynamic 2055 Fund	LifePath Dynamic 2055 Fund	Diversified

Each LifePath Dynamic Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Dynamic Master Portfolio has the same investment objective and strategies as its corresponding LifePath Dynamic Fund. The value of each LifePath Dynamic Fund’s investment in its corresponding LifePath Dynamic Master Portfolio reflects the LifePath Dynamic Fund’s proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. The performance of the LifePath Dynamic Funds is directly affected by the performance of the LifePath Dynamic Master Portfolios. At June 30, 2017, the percentage of each LifePath Dynamic Master Portfolio owned by its corresponding LifePath Dynamic Fund was 100%. As such, the financial statements of the LifePath Dynamic Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Dynamic Funds’ financial statements.

Each LifePath Dynamic Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R	No	No	None
Investor A	Yes	No1	None
Investor C	No	Yes	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The LifePath Dynamic Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath Dynamic Master Portfolio are accounted for on a trade date basis. Each LifePath Dynamic Fund records its proportionate share of its LifePath Dynamic Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Dynamic Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Dynamic Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

BLACKROCK FUNDS III	JUNE 30, 2017	41

Notes to Financial Statements (continued)	BlackRock Funds III

Indemnifications: In the normal course of business, a LifePath Dynamic Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Dynamic Fund or its classes are charged to that LifePath Dynamic Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Dynamic Funds and other shared expenses prorated to the LifePath Dynamic Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Dynamic Funds’ policy is to value their financial instruments at fair value. Each LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value based on the LifePath Dynamic Funds’ proportionate interest in the net assets of the LifePath Dynamic Master Portfolio. Valuation of securities held by the LifePath Dynamic Master Portfolios is discussed in Note 3 of the LifePath Dynamic Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the LifePath Dynamic Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Dynamic Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Funds. BAL is entitled to receive for these administrative services an annual fee of 0.35% based on the average daily net assets of each LifePath Dynamic Funds’ Institutional and Investor A Shares, 0.40% of the average daily net assets of Investor C Shares, 0.15% of the average daily net assets of Class K Shares and 0.30% of the average daily net assets of Class R Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2017, the following table shows the class specific administration fees borne directly by each class of each LifePath Dynamic Fund.

	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Dynamic 2025 Fund	$33,437	$51,325	$4,723	$3,691	$4,737	$97,913
LifePath Dynamic 2035 Fund	$20,611	$53,741	$4,385	$3,047	$4,873	$86,657
LifePath Dynamic 2045 Fund	$16,798	$31,989	$2,886	$1,533	$2,983	$56,189
LifePath Dynamic 2055 Fund	$8,849	$16,909	$1,087	$834	$923	$28,602

Service and Distribution Fees: The Trust, on behalf of the LifePath Dynamic Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Dynamic Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each LifePath Dynamic Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Dynamic Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Dynamic Fund:

Service and Distribution Fees	Investor A	Investor C	Class R	Total
LifePath Dynamic 2025 Fund	$36,683	$11,802	$7,876	$56,361
LifePath Dynamic 2035 Fund	$38,406	$10,980	$8,123	$57,509
LifePath Dynamic 2045 Fund	$22,881	$7,231	$4,977	$35,089
LifePath Dynamic 2055 Fund	$12,087	$2,721	$1,540	$16,348

42	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	BlackRock Funds III

Other Fees: For the six months ended June 30, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each LifePath Dynamic Fund’s Investor A Shares as follows:

	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Investor A	$354	$134	$349	$115

For the six months ended June 30, 2017, affiliates received CDSCs as follows:

	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Investor C	$193	$434	$62	$20

Expense Waivers: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Funds. BAL has contractually agreed to reimburse the LifePath Dynamic Funds or provide an offsetting credit against the administration fees paid by the LifePath Dynamic Funds in an amount equal to these independent expenses through April 30, 2027. For the six months ended June 30, 2017, the LifePath Dynamic Funds waived the following amounts:

	LifePath Dynamic 2025 Fund	LifePath Dynamic 2035 Fund	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Amounts waived	$5,842	$5,842	$5,853	$5,842

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the LifePath Dynamic Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the LifePath Dynamic Funds investment policies and restrictions. The LifePath Dynamic Funds are currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the LifePath Dynamic Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is each LifePath Dynamic Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each LifePath Dynamic Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Dynamic Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on each LifePath Dynamic Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Funds as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Funds’ financial statements.

BLACKROCK FUNDS III	JUNE 30, 2017	43

Notes to Financial Statements (continued)	BlackRock Funds III

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
LifePath Dynamic 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	216,589	$2,842,015	550,135	$6,743,810
Shares issued in reinvestment of distributions	26,239	348,976	37,741	471,155
Shares redeemed	(997,812)	(12,951,484)	(829,993)	(10,271,144)

Net decrease	(754,984)	$(9,760,493)	(242,117)	$(3,056,179)

Investor A
Shares sold	276,982	$3,642,142	454,024	$5,592,787
Shares issued in reinvestment of distributions	43,588	578,532	35,587	443,943
Shares redeemed	(257,079)	(3,388,772)	(786,156)	(9,717,688)

Net increase (decrease)	63,491	$831,902	(296,545)	$(3,680,958)

Investor C
Shares sold	40,088	$529,236	76,467	$938,366
Shares issued in reinvestment of distributions	3,018	39,929	1,264	15,704
Shares redeemed	(34,597)	(451,151)	(133,789)	(1,611,577)

Net increase (decrease)	8,509	$118,014	(56,058)	$(657,507)

Class K
Shares sold	341,590	$4,499,979	284,110	$3,531,506
Shares issued in reinvestment of distributions	11,192	148,497	3,210	40,210
Shares redeemed	(37,711)	(503,209)	(163,809)	(2,047,022)

Net increase	315,071	$4,145,267	123,511	$1,524,694

Class R
Shares sold	41,147	$544,620	157,223	$1,928,376
Shares issued in reinvestment of distributions	4,615	61,275	3,487	43,502
Shares redeemed	(23,005)	(303,203)	(149,248)	(1,871,943)

Net increase	22,757	$302,692	11,462	$99,935

Total Net Decrease	(345,156)	$(4,362,618)	(459,747)	$(5,770,015)

LifePath Dynamic 2035 Fund
Institutional
Shares sold	111,894	$1,552,511	492,928	$6,248,393
Shares issued in reinvestment of distributions	12,816	181,770	30,181	393,268
Shares redeemed	(938,609)	(12,850,649)	(798,063)	(10,177,783)

Net decrease	(813,899)	$(11,116,368)	(274,954)	$(3,536,122)

Investor A
Shares sold	231,445	$3,225,043	522,606	$6,679,704
Shares issued in reinvestment of distributions	40,569	574,629	39,742	517,666
Shares redeemed	(353,595)	(4,929,709)	(733,902)	(9,411,992)

Net decrease	(81,581)	$(1,130,037)	(171,554)	$(2,214,622)

Investor C
Shares sold	31,778	$437,374	71,580	$901,826
Shares issued in reinvestment of distributions	2,391	33,645	1,405	18,205
Shares redeemed	(36,537)	(503,837)	(73,362)	(907,992)

Net decrease	(2,368)	$(32,818)	(377)	$12,039

44	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
LifePath Dynamic 2035 Fund (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	186,930	$2,647,279	212,230	$2,746,391
Shares issued in reinvestment of distributions	7,422	106,625	2,884	38,470
Shares redeemed	(24,456)	(355,647)	(73,580)	(930,734)

Net increase	169,896	$2,398,257	141,534	$1,854,127

Class R
Shares sold	27,438	$381,467	196,159	$2,474,179
Shares issued in reinvestment of distributions	4,066	57,646	3,364	43,911
Shares redeemed	(31,476)	(442,199)	(36,293)	(477,282)

Net increase (decrease)	28	$(3,086)	163,230	$2,040,808

Total Net Decrease	(727,924)	$(9,884,052)	(142,121)	$(1,843,770)

LifePath Dynamic 2045 Fund
Institutional
Shares sold	151,056	$2,191,230	464,396	$6,144,244
Shares issued in reinvestment of distributions	10,159	152,413	22,819	309,840
Shares redeemed	(737,997)	(10,631,683)	(569,372)	(7,613,164)

Net decrease	(576,782)	$(8,288,040)	(82,157)	$(1,159,080)

Investor A
Shares sold	133,211	$1,945,888	323,284	$4,311,066
Shares issued in reinvestment of distributions	22,843	342,312	22,997	312,571
Shares redeemed	(141,401)	(2,084,108)	(384,684)	(5,129,876)

Net increase (decrease)	14,653	$204,092	(38,403)	$(506,239)

Investor C
Shares sold	31,889	$464,443	40,949	$533,048
Shares issued in reinvestment of distributions	1,689	25,056	972	13,076
Shares redeemed	(11,305)	(164,128)	(60,712)	(780,521)

Net increase (decrease)	22,273	$325,371	(18,791)	$(234,397)

Class K
Shares sold	110,695	$1,647,550	67,995	$907,206
Shares issued in reinvestment of distributions	3,550	53,711	1,658	22,866
Shares redeemed	(22,383)	(340,838)	(18,571)	(258,657)

Net increase	91,862	$1,360,423	51,082	$671,415

Class R
Shares sold	35,651	$521,939	133,840	$1,768,664
Shares issued in reinvestment of distributions	2,390	35,770	2,050	27,891
Shares redeemed	(27,917)	(413,588)	(60,370)	(820,997)

Net increase	10,124	$144,121	75,520	$975,558

Total Net Decrease	(437,870)	$(6,254,033)	(12,749)	$(252,743)

LifePath Dynamic 2055 Fund
Institutional
Shares sold	112,946	$1,692,267	362,958	$4,942,755
Shares issued in reinvestment of distributions	6,045	92,949	11,986	167,409
Shares redeemed	(467,993)	(6,927,794)	(319,155)	(4,394,418)

Net increase (decrease)	(349,002)	$(5,142,578)	55,789	$715,746

BLACKROCK FUNDS III	JUNE 30, 2017	45

Notes to Financial Statements (concluded)	BlackRock Funds III

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
LifePath Dynamic 2055 Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	125,383	$1,895,887	265,846	$3,618,031
Shares issued in reinvestment of distributions	14,987	229,759	11,433	159,602
Shares redeemed	(146,914)	(2,219,271)	(186,151)	(2,566,676)

Net increase (decrease)	(6,544)	$(93,625)	91,128	$1,210,957

Investor C
Shares sold	9,324	$139,342	20,738	$279,541
Shares issued in reinvestment of distributions	800	12,161	346	4,790
Shares redeemed	(6,236)	(92,253)	(26,482)	(350,101)

Net increase (decrease)	3,888	$59,250	(5,398)	$(65,770)

Class K
Shares sold	96,409	$1,466,223	28,655	$397,103
Shares issued in reinvestment of distributions	1,654	25,686	400	5,722
Shares redeemed	(62,369)	(982,551)	(3,498)	(49,459)

Net increase	35,694	$509,358	25,557	$353,366

Class R
Shares sold	16,022	$239,751	35,087	$477,640
Shares issued in reinvestment of distributions	956	14,659	506	7,077
Shares redeemed	(5,341)	(81,351)	(23,369)	(329,002)

Net increase	11,637	$173,059	12,224	$155,715

Total Net Increase (Decrease)	(304,327)	$(4,494,536)	179,300	$2,370,014

At June 30, 2017, shares of the LifePath Dynamic Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the LifePath Dynamic Funds, were as follows:

	LifePath Dynamic 2045 Fund	LifePath Dynamic 2055 Fund
Class K	2,003	2,001
Class R	—	2,000

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	BLACKROCK FUNDS III	JUNE 30, 2017

Master Portfolio Information as of June 30, 2017	Master Investment Portfolio

LifePath® Dynamic 2025 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	54%
Fixed Income Funds	38
Common Stocks	5
Short-Term Securities	2
Other Assets Less Liabilities	1

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	27%
CoreAlpha Bond Master Portfolio	24
Master Total Return Portfolio	9
International Tilts Master Portfolio	8
iShares TIPS Bond ETF	6
BlackRock Advantage Emerging Markets Fund	4
BlackRock Commodity Strategies Fund	4
iShares Edge MSCI Multifactor USA ETF	4
BlackRock Tactical Opportunities Fund	3
iShares Edge MSCI Multifactor Intl ETF	2

LifePath® Dynamic 2035 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	71%
Fixed Income Funds	17
Common Stocks	10
Short-Term Securities	1
Other Assets Less Liabilities	1

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	36%
International Tilts Master Portfolio	12
CoreAlpha Bond Master Portfolio	9
iShares Edge MSCI Multifactor USA ETF	6
BlackRock Advantage Emerging Markets Fund	5
Master Total Return Portfolio	5
BlackRock Commodity Strategies Fund	4
BlackRock Tactical Opportunities Fund	3
iShares Edge MSCI Multifactor Intl ETF	3
iShares TIPS Bond ETF	2

The LifePath Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS III	JUNE 30, 2017	47

Master Portfolio Information as of June 30, 2017 (concluded)	Master Investment Portfolio

LifePath® Dynamic 2045 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	79%
Common Stocks	15
Fixed Income Funds	3
Short-Term Securities	5
Liabilities in Excess of Other Assets	(2)

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	39%
International Tilts Master Portfolio	14
iShares Edge MSCI Multifactor USA ETF	7
BlackRock Advantage Emerging Markets Fund	5
BlackRock Commodity Strategies Fund	4
BlackRock Cash Funds: Treasury, SL Agency Shares	4
iShares Edge MSCI Multifactor Intl ETF	4
iShares MSCI EAFE Small-Cap ETF	4
CoreAlpha Bond Master Portfolio	3
BlackRock Tactical Opportunities Fund	1

LifePath® Dynamic 2055 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	78%
Common Stocks	15
Fixed Income Funds	1
Short-Term Securities	6

Ten Largest Holdings	Percent of Total Net Assets

Active Stock Master Portfolio	40%
International Tilts Master Portfolio	12
iShares Edge MSCI Multifactor USA ETF	6
BlackRock Cash Funds: Treasury, SL Agency Shares	5
iShares Edge MSCI Multifactor Intl ETF	5
BlackRock Advantage Emerging Markets Fund	5
BlackRock Commodity Strategies Fund	4
iShares MSCI EAFE Small-Cap ETF	4
CoreAlpha Bond Master Portfolio	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1

The LifePath Dynamic Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Dynamic Master Portfolios are regularly monitored and their composition may vary throughout various periods.

48	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 53.9%
Active Stock Master Portfolio	$16,303,900	$16,303,900
BlackRock Advantage Emerging Markets Fund (b)	273,870	2,634,625
BlackRock Commodity Strategies Fund	328,943	2,358,524
BlackRock Tactical Opportunities Fund	132,687	1,824,442
International Tilts Master Portfolio	$5,184,083	5,184,083
iShares Edge MSCI Multifactor Intl ETF	51,058	1,339,762
iShares Edge MSCI Multifactor USA ETF	75,915	2,178,760
iShares MSCI EAFE Small-Cap ETF	21,007	1,215,045

		33,039,141
Fixed Income Funds — 38.0%
CoreAlpha Bond Master Portfolio	$14,600,178	14,600,178
iShares TIPS Bond ETF	29,719	3,371,026
Master Total Return Portfolio	$5,284,224	5,284,224

		23,255,428
Short-Term Securities — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (c)	1,338,776	1,338,776
Total Affiliated Investment Companies — 94.1%		57,633,345

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.3%
Great Portland Estates PLC	2,044	15,912
Ichigo Hotel REIT Investment Corp.	31	31,843
Invitation Homes, Inc.	1,356	29,330
New South Resources Ltd. (b)	43,779	50,802
NSI NV	568	20,523
The PRS REIT PLC (b)	13,969	19,081

		167,491
Health Care Providers & Services — 0.0%
Brookdale Senior Living, Inc. (b)	1,358	19,976
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	268	16,576
Household Durables — 0.0%
Iida Group Holdings Co. Ltd.	1,200	20,030
IT Services — 0.0%
GDS Holdings, Ltd., ADR (b)	385	3,569
InterXion Holding NV (b)	476	21,791

		25,360
Real Estate Investment Trusts (REITs) — 3.7%
Agree Realty Corp.	311	14,266
Alexandria Real Estate Equities, Inc.	673	81,076
American Campus Communities, Inc.	618	29,231
AvalonBay Communities, Inc.	435	83,594
Boardwalk REIT	258	9,460
Boston Properties, Inc.	518	63,724
British Land Co. PLC	10,086	79,624
Capital & Regional PLC	23,817	17,449
Colony Starwood Homes	1,204	41,309
DDR Corp.	1,887	17,115
DiamondRock Hospitality Co.	2,685	29,401

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties	637	$45,781
Essex Property Trust, Inc.	113	29,072
Eurocommercial Properties NV CVA	513	20,499
Extra Space Storage, Inc.	877	68,406
Federal Realty Investment Trust	328	41,456
First Industrial Realty Trust, Inc.	1,140	32,627
Gecina SA	45	7,063
GGP, Inc.	1,255	29,568
Hammerson PLC	5,136	38,427
HCP, Inc.	1,827	58,391
Healthcare Trust of America, Inc., Class A	1,064	33,101
Highwoods Properties, Inc.	490	24,848
Host Hotels & Resorts, Inc.	2,995	54,719
Ichigo Office REIT Investment Corp.	86	53,485
Japan Hotel REIT Investment Corp.	39	27,618
Japan Rental Housing Investments, Inc.	9	6,642
Kenedix Retail REIT Corp.	13	27,444
Kilroy Realty Corp.	576	43,286
Kimco Realty Corp.	459	8,423
Klepierre	1,697	69,553
LaSalle Hotel Properties	282	8,404
Liberty Property Trust	813	33,097
Link REIT	8,500	64,660
Macerich Co.	523	30,365
Medical Properties Trust, Inc.	2,252	28,983
Mid-America Apartment Communities, Inc.	376	39,623
Nippon Building Fund, Inc.	2	10,207
Prologis, Inc.	1,381	80,982
Public Storage	103	21,479
QTS Realty Trust, Inc., Class A	486	25,432
Regency Centers Corp.	752	47,105
Retail Properties of America, Inc., Class A	1,264	15,433
RioCan Real Estate Investment Trust	1,512	28,064
Sabra Health Care REIT, Inc.	724	17,448
Scentre Group	20,192	62,779
Simon Property Group, Inc.	772	124,879
Spirit Realty Capital, Inc.	2,196	16,272
STAG Industrial, Inc.	449	12,392
Sun Communities, Inc.	338	29,639
UDR, Inc.	1,739	67,769
Vastned Retail NV	756	31,650
VEREIT, Inc.	6,182	50,322
Vornado Realty Trust	312	29,297
Welltower, Inc.	1,117	83,607
Westfield Corp.	16,258	100,275

		2,246,821
Real Estate Management & Development — 1.0%
Aroundtown Property Holdings PLC	11,971	65,124
BUWOG AG	1,794	51,543
Cheung Kong Property Holdings Ltd.	13,000	101,728
Deutsche Wohnen AG, Bearer Shares	621	23,795
First Capital Realty, Inc.	1,911	29,119
Intiland Development Tbk PT	406,500	12,819
Kungsleden AB	6,319	38,743
Mega Manunggal Property Tbk PT (b)	636,100	26,012
Mitsui Fudosan Co. Ltd.	3,500	83,855

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	NOK	Norwegian Krone
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
CHF	Swiss Franc	ILS	Israeli New Shekel	SGD	Singapore Dollar
EUR	Euro	JPY	Japanese Yen	USD	U.S. Dollar

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	49

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Sun Hung Kai Properties Ltd.	2,000	$29,380
Takara Leben Co., Ltd.	10,100	45,378
Unizo Holdings Co., Ltd.	2,900	80,571

		588,067
Total Common Stocks — 5.0%		3,084,321
Total Investments (Cost — $57,913,349) — 99.1%		60,717,666
Other Assets Less Liabilities — 0.9%		543,700

Net Assets — 100.0%		$61,261,366

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$15,972,961	$330,939	[1]	—	$16,303,900	$16,303,900	$124,721		$831,767	$525,866
BlackRock Advantage Emerging Markets Fund	—	273,870		—	273,870	2,634,625	—		(172)	(8,216)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,748,046	—		(1,748,046)[3]	—	—	1,768	[2]	—	—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,329,361	—		(3,990,585)[3]	1,338,776	1,338,776	8,700		—	—
BlackRock Commodity Strategies Fund	323,160	56,815		(51,032)	328,943	2,358,524	—		(93,432)	33,746
BlackRock Tactical Opportunities Fund	138,459	10,975		(16,747)	132,687	1,824,442	—		(1,340)	45,589
CoreAlpha Bond Master Portfolio	$14,909,692	—		$(309,514)[3]	$14,600,178	14,600,178	160,688		59,533	(339,132)
International Tilts Master Portfolio	$5,913,673	—		$(729,590)[3]	$5,184,083	5,184,083	92,311		333,707	1,042,204
iShares Core S&P 500 ETF	2,883	—		(2,883)	—	—	—		24,480	(13,735)
iShares Edge MSCI Multifactor Intl ETF	53,878	9,828		(12,648)	51,058	1,339,762	21,457		12,389	148,469
iShares Edge MSCI Multifactor USA ETF	127,231	—		(51,316)	75,915	2,178,760	18,555		48,378	144,978
iShares MSCI EAFE Small-Cap ETF	21,378	2,490		(2,861)	21,007	1,215,045	16,414		6,474	155,892
iShares TIPS Bond ETF	28,568	6,039		(4,888)	29,719	3,371,026	18,947		(1,452)	9,136
Master Total Return Portfolio	$3,953,205	$1,331,019	[1]	—	$5,284,224	5,284,224	95,056		(29,535)	(157,011)
Total						$57,633,345	$558,617		$1,190,797	$1,587,786

[1] Represents net shares/investment value purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Non-income producing security.

(c)	Current yield as of period end.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

50	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
11	CAC 40 Index	July 2017	$642,819	$(18,832)
(33)	5-Year U.S. Treasury Note	September 2017	$3,888,586	7,735
2	DAX Index	September 2017	$703,564	(23,761)
14	Nikkei 225	September 2017	$2,491,932	14,890
25	Russell 2000 Mini Index	September 2017	$1,767,875	(11,523)
(20)	S&P 500 E-Mini Index	September 2017	$2,420,900	5,396
(6)	S&P 400 E-Mini Index	September 2017	$1,047,660	7,517
5	S&P/TSE 60 Index	September 2017	$685,688	(8,047)
Total				$(26,625)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,000	USD	2,224	Goldman Sachs International	7/28/17	$81
AUD	8,000	USD	5,938	Standard Chartered Bank	7/28/17	209
AUD	9,000	USD	6,766	Standard Chartered Bank	7/28/17	150
CAD	27,000	USD	20,017	Barclays Bank PLC	7/28/17	812
CAD	7,000	USD	5,131	Goldman Sachs International	7/28/17	269
CHF	2,000	USD	2,020	Citibank N.A.	7/28/17	69
CHF	25,000	USD	25,252	Standard Chartered Bank	7/28/17	856
EUR	1,000	USD	1,121	Citibank N.A.	7/28/17	22
EUR	5,000	USD	5,477	Deutsche Bank AG	7/28/17	241
EUR	6,000	USD	6,728	Deutsche Bank AG	7/28/17	133
EUR	10,000	USD	11,292	Deutsche Bank AG	7/28/17	143
EUR	28,000	USD	30,670	Deutsche Bank AG	7/28/17	1,348
EUR	5,000	USD	5,624	Goldman Sachs International	7/28/17	93
EUR	20,000	USD	22,350	Royal Bank of Canada	7/28/17	520
EUR	23,000	USD	25,984	Standard Chartered Bank	7/28/17	316
EUR	7,000	USD	7,956	State Street Bank and Trust Co.	7/28/17	49
GBP	15,000	USD	19,028	Barclays Bank PLC	7/28/17	523
GBP	15,000	USD	19,236	Barclays Bank PLC	7/28/17	315
GBP	6,000	USD	7,741	Citibank N.A.	7/28/17	80
GBP	4,000	USD	5,177	Goldman Sachs International	7/28/17	37
GBP	5,000	USD	6,476	Goldman Sachs International	7/28/17	41
ILS	13,000	USD	3,575	Citibank N.A.	7/28/17	155
JPY	384,000	USD	3,408	Goldman Sachs International	7/28/17	10
NOK	13,000	USD	1,521	Standard Chartered Bank	7/28/17	37
NZD	4,000	USD	2,801	Bank of America N.A.	7/28/17	129
SEK	10,000	USD	1,137	Barclays Bank PLC	7/28/17	52
SEK	21,000	USD	2,388	Goldman Sachs International	7/28/17	108
SEK	25,000	USD	2,836	Goldman Sachs International	7/28/17	135
SGD	6,000	USD	4,301	Standard Chartered Bank	7/28/17	58
SGD	98,000	USD	70,432	Standard Chartered Bank	7/28/17	775
USD	7,334	HKD	57,000	Barclays Bank PLC	7/28/17	28
USD	3,733	HKD	29,000	Citibank N.A.	7/28/17	16
USD	12,705	HKD	99,000	Standard Chartered Bank	7/28/17	16
USD	3,603	HKD	28,000	UBS AG	7/28/17	14
USD	5,492	JPY	609,000	Deutsche Bank AG	7/28/17	72
USD	4,564	JPY	508,000	Goldman Sachs International	7/28/17	43
USD	7,173	JPY	797,000	Goldman Sachs International	7/28/17	80
USD	47,656	JPY	5,207,000	Standard Chartered Bank	7/28/17	1,317
CAD	204,266	USD	154,514	Goldman Sachs International	9/20/17	3,194
EUR	1,341,000	USD	1,509,094	Goldman Sachs International	9/20/17	28,696
USD	765,814	JPY	84,414,176	Goldman Sachs International	9/20/17	12,801
						54,043

HKD	14,000	USD	1,799	Standard Chartered Bank	7/28/17	(5)
HKD	23,000	USD	2,960	Standard Chartered Bank	7/28/17	(12)
HKD	52,000	USD	6,698	Standard Chartered Bank	7/28/17	(33)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	51

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	344,000	USD	44,310	Standard Chartered Bank	7/28/17	$(219)
JPY	600,000	USD	5,424	Deutsche Bank AG	7/28/17	(85)
JPY	274,000	USD	2,479	Goldman Sachs International	7/28/17	(41)
JPY	501,000	USD	4,510	Goldman Sachs International	7/28/17	(52)
JPY	692,000	USD	6,207	Standard Chartered Bank	7/28/17	(49)
USD	4,515	AUD	6,000	BNP Paribas S.A.	7/28/17	(96)
USD	3,741	AUD	5,000	Barclays Bank PLC	7/28/17	(101)
USD	33,247	AUD	44,000	Citibank N.A.	7/28/17	(561)
USD	762	AUD	1,000	Goldman Sachs International	7/28/17	(7)
USD	1,488	AUD	2,000	Standard Chartered Bank	7/28/17	(49)
USD	3,758	AUD	5,000	Standard Chartered Bank	7/28/17	(84)
USD	2,921	CAD	4,000	BNP Paribas S.A.	7/28/17	(165)
USD	743	CAD	1,000	Bank of America N.A.	7/28/17	(28)
USD	2,973	CAD	4,000	Standard Chartered Bank	7/28/17	(113)
USD	17,563	EUR	16,000	BNP Paribas S.A.	7/28/17	(733)
USD	1,115	EUR	1,000	Barclays Bank PLC	7/28/17	(29)
USD	8,750	EUR	8,000	Barclays Bank PLC	7/28/17	(398)
USD	31,638	EUR	29,000	Barclays Bank PLC	7/28/17	(1,523)
USD	3,275	EUR	3,000	Citibank N.A.	7/28/17	(155)
USD	6,738	EUR	6,000	Citibank N.A.	7/28/17	(123)
USD	4,486	EUR	4,000	Goldman Sachs International	7/28/17	(88)
USD	4,493	EUR	4,000	Goldman Sachs International	7/28/17	(81)
USD	9,924	EUR	9,000	Goldman Sachs International	7/28/17	(367)
USD	11,175	EUR	10,000	Goldman Sachs International	7/28/17	(260)
USD	1,143	EUR	1,000	State Street Bank and Trust Co.	7/28/17	(1)
USD	5,609	EUR	5,000	State Street Bank and Trust Co.	7/28/17	(108)
USD	2,229	EUR	2,000	UBS AG	7/28/17	(58)
USD	3,864	GBP	3,000	Goldman Sachs International	7/28/17	(47)
USD	9,089	GBP	7,000	Goldman Sachs International	7/28/17	(35)
USD	11,549	GBP	9,000	Goldman Sachs International	7/28/17	(182)
USD	17,751	GBP	14,000	Goldman Sachs International	7/28/17	(497)
USD	29,704	GBP	23,000	Goldman Sachs International	7/28/17	(275)
USD	41,660	IDR	562,412,000	Bank of America N.A.	7/28/17	(433)
USD	1,715	JPY	195,000	Barclays Bank PLC	7/28/17	(20)
USD	4,753	JPY	537,000	Barclays Bank PLC	7/28/17	(26)
USD	6,366	JPY	724,000	Barclays Bank PLC	7/28/17	(77)
USD	2,723	JPY	307,000	Goldman Sachs International	7/28/17	(9)
USD	3,565	JPY	403,000	Goldman Sachs International	7/28/17	(22)
USD	4,109	JPY	466,000	Goldman Sachs International	7/28/17	(38)
USD	3,081	SEK	27,000	BNP Paribas S.A.	7/28/17	(128)
USD	805	SEK	7,000	Goldman Sachs International	7/28/17	(27)
						(7,440)

Total						$46,603

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$27,803	—	$7,735	—	$35,538
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$54,043	—	—	54,043

Total		—	—	$27,803	$54,043	$7,735	—	$89,581

See Notes to Financial Statements.

52	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$62,163	—	—	—	$62,163
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$7,440	—	—	7,440

Total		—	—	$62,163	$7,440	—	—	$69,603

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$558,259	$99,262	$(3,534)	—	$653,987
Forward foreign currency exchange contracts	—	—	—	17,334	—	—	17,334

Total	—	—	$558,259	$116,596	$(3,534)	—	$671,321

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$58,249	$33,747	$7,735	—	$99,731
Forward foreign currency exchange contracts	—	—	—	44,336	—	—	44,336

Total	—	—	$58,249	$78,083	$7,735	—	$144,067

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,845,360
Average notional value of contracts — short	$5,399,068
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$940,353
Average amounts sold – in USD	$1,409,053

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$5,672	$42,011
Forward foreign currency exchange contracts	54,043	7,440

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$59,715	$49,451

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(5,672)	(42,011)

Total derivative assets and liabilities subject to an MNA	$54,043	$7,440

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$129	$(129)	—	—	—
Barclays Bank PLC	1,730	(1,730)	—	—	—
Citibank N.A.	342	(342)	—	—	—
Deutsche Bank AG	1,937	(85)	—	—	$1,852
Goldman Sachs International	45,588	(2,028)	—	—	43,560
Royal Bank of Canada	520	—	—	—	520
Standard Chartered Bank	3,734	(564)	—	—	3,170
State Street Bank and Trust Co.	49	(49)	—	—	—
UBS AG	14	(14)	—	—	—

Total	$54,043	$(4,941)	—	—	$49,102

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	53

Schedule of Investments (concluded)	LifePath Dynamic 2025 Master Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$461	$(129)	—	—	$332
Barclays Bank PLC	2,174	(1,730)	—	—	444
BNP Paribas S.A.	1,122	—	—	—	1,122
Citibank N.A.	839	(342)	—	—	497
Deutsche Bank AG	85	(85)	—	—	—
Goldman Sachs International	2,028	(2,028)	—	—	—
Standard Chartered Bank	564	(564)	—	—	—
State Street Bank and Trust Co.	109	(49)	—	—	60
UBS AG	58	(14)	—	—	44

Total	$7,440	$(4,941)	—	—	$2,499

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$11,551,158	—	—	$11,551,158
Fixed Income Funds	3,371,026	—	—	3,371,026
Short-Term Securities	1,338,776	—	—	1,338,776
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	68,934	$98,557	—	167,491
Health Care Providers & Services	19,976	—	—	19,976
Hotels, Restaurants & Leisure	16,576	—	—	16,576
Household Durables	—	20,030	—	20,030
IT Services	25,360	—	—	25,360
Real Estate Investment Trusts (REITs)	1,715,893	530,928	—	2,246,821
Real Estate Management & Development	80,662	507,405	—	588,067

Subtotal	$18,188,361	$1,156,920	—	$19,345,281

Investments Valued at NAV[1]				41,372,385

Total				$60,717,666

Derivative Financial Instruments [2]
Assets:
Equity Contracts	$27,803	—	—	$27,803
Interest rate contracts	7,735	—	—	7,735
Forward foreign currency contracts	—	$54,043	—	54,043
Liabilities:
Equity Contracts	(62,163)	—	—	(62,163)
Forward foreign currency contracts	—	(7,440)	—	(7,440)

Total	$(26,625)	$46,603	—	$19,978

[1]    As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

54	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 71.0%
Active Stock Master Portfolio	$18,410,617	$18,410,617
BlackRock Advantage Emerging Markets Fund (b)	259,102	2,492,564
BlackRock Commodity Strategies Fund	286,405	2,053,520
BlackRock Tactical Opportunities Fund	113,561	1,561,463
International Tilts Master Portfolio	$6,103,333	6,103,333
iShares Edge MSCI Multifactor Intl ETF	53,206	1,396,126
iShares Edge MSCI Multifactor USA ETF	108,297	3,108,124
iShares MSCI EAFE Small-Cap ETF	20,376	1,178,548

		36,304,295
Fixed Income Funds — 16.6%
CoreAlpha Bond Master Portfolio	$4,792,008	4,792,008
iShares TIPS Bond ETF	10,805	1,225,611
Master Total Return Portfolio	$2,471,470	2,471,470

		8,489,089
Short-Term Securities — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (c)	355,033	355,033
Total Affiliated Investment Companies — 88.3%		45,148,417

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.5%
Great Portland Estates PLC	3,483	27,114
Ichigo Hotel REIT Investment Corp.	50	51,360
Invitation Homes, Inc.	2,273	49,165
New South Resources Ltd. (b)	74,424	86,364
NSI NV	972	35,120
PRS REIT PLC (b)	23,733	32,418

		281,541
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (b)	2,281	33,553
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	456	28,204
Household Durables — 0.1%
Iida Group Holdings Co. Ltd.	2,000	33,383
IT Services — 0.1%
GDS Holdings, Ltd., ADR (b)	653	6,053
InterXion Holding NV (b)	811	37,128

		43,181
Real Estate Investment Trusts (REITs) — 7.5%
Agree Realty Corp.	560	25,687
Alexandria Real Estate Equities, Inc.	1,141	137,456
American Campus Communities, Inc.	1,046	49,476
AvalonBay Communities, Inc.	742	142,590
Boardwalk REIT	441	16,170
Boston Properties, Inc.	883	108,627
British Land Co. PLC	17,190	135,707
Capital & Regional PLC	39,403	28,868
Colony Starwood Homes	2,050	70,336
DDR Corp.	3,215	29,160
DiamondRock Hospitality Co.	4,576	50,107
EPR Properties	1,089	78,267
Essex Property Trust, Inc.	192	49,396
Eurocommercial Properties NV CVA	875	34,963
Extra Space Storage, Inc.	1,496	116,688
Federal Realty Investment Trust	560	70,778
First Industrial Realty Trust, Inc.	1,944	55,637
Gecina SA	76	11,929

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
GGP, Inc.	2,138	$50,371
Hammerson PLC	8,753	65,489
HCP, Inc.	3,114	99,524
Healthcare Trust of America, Inc., Class A	1,829	56,900
Highwoods Properties, Inc.	839	42,546
Host Hotels & Resorts, Inc.	5,105	93,268
Ichigo Office REIT Investment Corp.	148	92,044
Japan Hotel REIT Investment Corp.	66	46,737
Japan Rental Housing Investments, Inc.	15	11,069
Kenedix Retail REIT Corp.	22	46,444
Kilroy Realty Corp.	985	74,023
Kimco Realty Corp.	783	14,368
Klepierre	2,926	119,924
LaSalle Hotel Properties	481	14,334
Liberty Property Trust	1,411	57,442
Link REIT	14,500	110,302
Macerich Co.	903	52,428
Medical Properties Trust, Inc.	3,679	47,349
Mid-America Apartment Communities, Inc.	631	66,495
Nippon Building Fund, Inc.	5	25,517
Prologis, Inc.	2,354	138,039
Public Storage	175	36,493
QTS Realty Trust, Inc., Class A	817	42,754
Regency Centers Corp.	1,282	80,305
Retail Properties of America, Inc., Class A	2,118	25,861
RioCan Real Estate Investment Trust	2,577	47,832
Sabra Health Care REIT, Inc.	1,233	29,715
Scentre Group	34,669	107,789
Simon Property Group, Inc.	1,316	212,876
Spirit Realty Capital, Inc.	3,742	27,728
STAG Industrial, Inc.	764	21,086
Sun Communities, Inc.	574	50,334
UDR, Inc.	2,955	115,156
Vastned Retail NV	1,263	52,876
VEREIT, Inc.	10,522	85,649
Vornado Realty Trust	531	49,861
Welltower, Inc.	1,904	142,514
Westfield Corp.	27,589	170,161

		3,835,445
Real Estate Management & Development — 1.9%
Aroundtown Property Holdings PLC	20,590	112,013
BUWOG AG	3,054	87,744
Cheung Kong Property Holdings Ltd.	22,500	176,069
Deutsche Wohnen AG, Bearer Shares	1,058	40,540
First Capital Realty, Inc.	3,174	48,364
Intiland Development Tbk PT	733,700	23,137
Kungsleden AB	10,848	66,511
Mega Manunggal Property Tbk PT (b)	1,066,000	43,592
Mitsui Fudosan Co., Ltd.	5,800	138,959
Sun Hung Kai Properties Ltd.	4,000	58,760
Takara Leben Co., Ltd.	17,200	77,277
Unizo Holdings Co., Ltd.	4,900	136,136

		1,009,102
Total Common Stocks — 10.3%		5,264,409
Total Investments (Cost — $47,038,844) — 98.6%		50,412,826
Other Assets Less Liabilities — 1.4%		736,038

Net Assets — 100.0%		$51,148,864

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	55

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$19,020,143	—		$(609,526)[1]	$18,410,617	$18,410,617	$141,185		$953,222	$231,812
BlackRock Advantage Emerging Markets Fund	—	259,102		—	259,102	2,492,564	—		—	(7,773)
BlackRock Cash Funds: Institutional, SL Agency Shares	171,309	—		(171,309)[1]	—	—	1,175	[2]	—	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,916,810	—		(4,561,777)[1]	355,033	355,033	8,042		—	—
BlackRock Commodity Strategies Fund	316,505	34,987		(65,087)	286,405	2,053,520	—		(121,360)	68,560
BlackRock Tactical Opportunities Fund	127,639	5,633		(19,711)	113,561	1,561,463	—		(1,577)	40,000
CoreAlpha Bond Master Portfolio	$5,654,731	—		$(862,723)[1]	$4,792,008	4,792,008	57,466		19,964	(128,556)
International Tilts Master Portfolio	$7,041,872	—		$(938,539)[1]	$6,103,333	6,103,333	109,073		399,126	1,111,841
iShares Core S&P 500 ETF	744	—		(744)	—		—		3,909	—
iShares Edge MSCI Multifactor Intl ETF	73,013	6,111		(25,918)	53,206	1,396,126	24,432		38,106	162,462
iShares Edge MSCI Multifactor USA ETF	172,050	2,117		(65,870)	108,297	3,108,124	26,150		60,826	200,591
iShares MSCI EAFE Small-Cap ETF	27,050	3,374		(10,048)	20,376	1,178,548	15,921		26,562	163,642
iShares TIPS Bond ETF	11,036	1,978		(2,209)	10,805	1,225,611	7,160		(1,181)	4,778
Master Total Return Portfolio	$1,765,193	$706,277	[3]	—	$2,471,470	2,471,470	53,446		(17,532)	(110,482)
Total						$45,148,417	$444,050		$1,360,065	$1,736,875

[1] Represents net shares/investment value sold.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Non-income producing security.

(c)	Current yield as of period end.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
9	CAC 40 Index	July 2017	$525,943	$(15,408)
(29)	5-Year U.S. Treasury Note	September 2017	$3,417,242	6,797
2	DAX Index	September 2017	$703,564	(23,761)
10	MSCI Emerging Markets E-Mini Index	September 2017	$504,150	573
12	Nikkei 225	September 2017	$2,135,941	12,763
12	Russell 2000 Mini Index	September 2017	$848,580	(5,531)
(22)	S&P 500 E-Mini Index	September 2017	$2,662,990	5,652
(6)	S&P 400 E-Mini Index	September 2017	$1,047,660	7,517
6	S&P/TSE 60 Index	September 2017	$822,826	(9,656)
Total				$(21,054)

See Notes to Financial Statements.

56	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,000	USD	9,782	BNP Paribas S.A.	7/28/17	$207
AUD	9,000	USD	6,680	Standard Chartered Bank	7/28/17	235
CAD	50,000	USD	37,069	Barclays Bank PLC	7/28/17	1,504
CHF	48,000	USD	48,485	Standard Chartered Bank	7/28/17	1,644
EUR	11,000	USD	12,335	Deutsche Bank AG	7/28/17	243
EUR	19,000	USD	21,455	Deutsche Bank AG	7/28/17	271
EUR	40,000	USD	43,814	Deutsche Bank AG	7/28/17	1,925
EUR	2,000	USD	2,242	Goldman Sachs International	7/28/17	45
EUR	8,000	USD	8,999	Goldman Sachs International	7/28/17	149
EUR	11,000	USD	12,502	Goldman Sachs International	7/28/17	76
EUR	34,000	USD	37,996	Royal Bank of Canada	7/28/17	883
EUR	39,000	USD	44,061	Standard Chartered Bank	7/28/17	536
GBP	26,000	USD	32,983	Barclays Bank PLC	7/28/17	906
GBP	11,000	USD	14,192	Citibank N.A.	7/28/17	146
GBP	15,000	USD	19,428	Goldman Sachs International	7/28/17	123
GBP	29,000	USD	37,190	Goldman Sachs International	7/28/17	609
ILS	22,000	USD	6,050	Citibank N.A.	7/28/17	262
JPY	615,000	USD	5,458	Goldman Sachs International	7/28/17	15
NOK	19,000	USD	2,223	Standard Chartered Bank	7/28/17	54
NZD	8,000	USD	5,601	Goldman Sachs International	7/28/17	259
SEK	47,000	USD	5,330	Bank of America N.A.	7/28/17	256
SEK	17,000	USD	1,933	Barclays Bank PLC	7/28/17	88
SGD	177,000	USD	127,209	Standard Chartered Bank	7/28/17	1,399
USD	7,960	HKD	62,000	Barclays Bank PLC	7/28/17	13
USD	4,765	HKD	37,000	Standard Chartered Bank	7/28/17	23
USD	20,405	HKD	159,000	Standard Chartered Bank	7/28/17	26
USD	10,810	HKD	84,000	UBS AG	7/28/17	43
USD	7,512	JPY	833,000	Deutsche Bank AG	7/28/17	99
USD	1,761	JPY	196,000	Goldman Sachs International	7/28/17	16
USD	7,798	JPY	868,000	Goldman Sachs International	7/28/17	73
USD	13,985	JPY	1,559,000	Standard Chartered Bank	7/28/17	110
USD	88,539	JPY	9,674,000	Standard Chartered Bank	7/28/17	2,446
CAD	460,424	USD	348,281	Goldman Sachs International	9/20/17	7,198
EUR	1,140,000	USD	1,282,899	Goldman Sachs International	9/20/17	24,395
USD	654,516	JPY	72,146,000	Goldman Sachs International	9/20/17	10,941
						57,218

HKD	28,000	USD	3,604	Citibank N.A.	7/28/17	(15)
HKD	25,000	USD	3,213	Standard Chartered Bank	7/28/17	(9)
HKD	572,000	USD	73,678	Standard Chartered Bank	7/28/17	(364)
JPY	591,000	USD	5,319	Bank of America N.A.	7/28/17	(59)
JPY	2,500,000	USD	22,601	Deutsche Bank AG	7/28/17	(352)
JPY	114,000	USD	1,026	Royal Bank of Canada	7/28/17	(12)
JPY	829,000	USD	7,501	Standard Chartered Bank	7/28/17	(124)
USD	4,489	AUD	6,000	Barclays Bank PLC	7/28/17	(121)
USD	61,205	AUD	81,000	Citibank N.A.	7/28/17	(1,033)
USD	762	AUD	1,000	Goldman Sachs International	7/28/17	(7)
USD	6,013	AUD	8,000	Standard Chartered Bank	7/28/17	(134)
USD	2,230	CAD	3,000	Bank of America N.A.	7/28/17	(85)
USD	30,735	EUR	28,000	BNP Paribas S.A.	7/28/17	(1,283)
USD	1,122	EUR	1,000	Bank of America N.A.	7/28/17	(22)
USD	6,550	EUR	6,000	Barclays Bank PLC	7/28/17	(311)
USD	58,913	EUR	54,000	Barclays Bank PLC	7/28/17	(2,836)
USD	1,143	EUR	1,000	Deutsche Bank AG	7/28/17	(1)
USD	5,608	EUR	5,000	Goldman Sachs International	7/28/17	(110)
USD	7,863	EUR	7,000	Goldman Sachs International	7/28/17	(141)
USD	11,229	EUR	10,000	Goldman Sachs International	7/28/17	(206)
USD	14,335	EUR	13,000	Goldman Sachs International	7/28/17	(530)
USD	20,115	EUR	18,000	Goldman Sachs International	7/28/17	(468)
USD	8,975	EUR	8,000	State Street Bank and Trust Co.	7/28/17	(173)
USD	3,344	EUR	3,000	UBS AG	7/28/17	(87)
USD	7,727	GBP	6,000	Goldman Sachs International	7/28/17	(93)
USD	17,965	GBP	14,000	Goldman Sachs International	7/28/17	(283)
USD	30,430	GBP	24,000	Goldman Sachs International	7/28/17	(852)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	57

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	51,659	GBP	40,000	Goldman Sachs International	7/28/17	$(477)
USD	15,582	GBP	12,000	Nomura International PLC	7/28/17	(58)
USD	5,177	GBP	4,000	Standard Chartered Bank	7/28/17	(37)
USD	71,486	IDR	965,057,000	Bank of America N.A.	7/28/17	(743)
USD	7,719	JPY	872,000	Barclays Bank PLC	7/28/17	(42)
USD	4,876	JPY	553,000	Goldman Sachs International	7/28/17	(45)
USD	6,528	JPY	738,000	Goldman Sachs International	7/28/17	(40)
USD	2,396	SEK	21,000	BNP Paribas S.A.	7/28/17	(99)
USD	1,265	SEK	11,000	Goldman Sachs International	7/28/17	(42)
						(11,294)

Total						$45,924

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$26,505	—	$6,797	—	$33,302
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$57,218	—	—	57,218

Total		—	—	$26,505	$57,218	$6,797	—	$90,520

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$54,356	—	—	—	$54,356
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$11,294	—	—	11,294

Total		—	—	$54,356	$11,294	—	—	$65,650

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$592,965	$88,375	$(3,077)	—	$678,263
Forward foreign currency exchange contracts	—	—	—	20,245	—	—	20,245

Total	—	—	$592,966	$108,620	$(3,077)	—	$698,508

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$65,704	$37,822	$6,797	—	$110,323
Forward foreign currency exchange contracts	—	—	—	44,086	—	—	44,086

Total	—	—	$65,704	$81,908	$6,797	—	$154,409

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,336,203
Average notional value of contracts — short	$4,974,058
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,345,145
Average amounts sold — in USD	$1,874,985

See Notes to Financial Statements.

58	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$5,059	$32,060
Forward foreign currency exchange contracts	57,218	11,294

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$62,277	$43,354

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(5,059)	(32,060)

Total derivative assets and liabilities subject to an MNA	$57,218	$11,294

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Derivative Financial Instruments — Offsetting as of Period End

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$256	$(256)	—	—	—
Barclays Bank PLC	2,511	(2,511)	—	—	—
BNP Paribas S.A.	207	(207)	—	—	—
Citibank N.A.	408	(408)	—	—	—
Deutsche Bank AG	2,538	(353)	—	—	$2,185
Goldman Sachs International	43,899	(3,294)	—	—	40,605
Royal Bank of Canada	883	(12)	—	—	871
Standard Chartered Bank	6,473	(668)	—	—	5,805
UBS AG	43	(43)	—	—	—

Total	$57,218	$(7,752)	—	—	$49,466

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$909	$(256)	—	—	$653
Barclays Bank PLC	3,310	(2,511)	—	—	799
BNP Paribas S.A.	1,382	(207)	—	—	1,175
Citibank N.A.	1,048	(408)	—	—	640
Deutsche Bank AG	353	(353)	—	—	—
Goldman Sachs International	3,294	(3,294)	—	—	—
Nomura International PLC	58	—	—	—	58
Royal Bank of Canada	12	(12)	—	—	—
Standard Chartered Bank	668	(668)	—	—	—
State Street Bank and Trust Co.	173	—	—	—	173
UBS AG	87	(43)	—	—	44

Total	$11,294	$(7,752)	—	—	$3,542

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	59

Schedule of Investments (concluded)	LifePath Dynamic 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$11,790,345	—	—	$11,790,345
Fixed Income Funds	1,225,611	—	—	1,225,611
Short-Term Securities	355,033	—	—	355,033
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	116,703	$164,838	—	281,541
Health Care Providers & Services	33,553	—	—	33,553
Hotels, Restaurants & Leisure	28,204	—	—	28,204
Household Durables	—	33,383	—	33,383
IT Services	43,181	—	—	43,181
Real Estate Investment Trusts (REITs)	2,928,919	906,526	—	3,835,445
Real Estate Management & Development	136,108	872,994	—	1,009,102

Subtotal	$16,657,657	$1,977,741	—	$18,635,398

Investments Valued at NAV[1]				31,777,428

Total				$50,412,826

Derivative Financial Instruments [2]
Assets:
Equity Contracts	$26,505	—	—	$26,505
Interest rate contracts	6,797	—	—	6,797
Forward foreign currency contracts	—	$57,218	—	57,218
Liabilities:
Equity Contracts	(54,356)	—	—	(54,356)
Forward foreign currency contracts	—	(11,294)	—	(11,294)

Total	$(21,054)	$45,924	—	$24,870

1   As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

60	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 79.0%
Active Stock Master Portfolio	$12,904,033	$12,904,033
BlackRock Advantage Emerging Markets Fund (b)	169,533	1,630,911
BlackRock Commodity Strategies Fund	204,624	1,467,155
BlackRock Tactical Opportunities Fund	24,810	341,141
International Tilts Master Portfolio	$4,474,692	4,474,692
iShares Edge MSCI Multifactor Intl ETF	51,188	1,343,173
iShares Edge MSCI Multifactor USA ETF	80,421	2,308,083
iShares MSCI EAFE Small-Cap ETF	22,015	1,273,348
iShares MSCI Emerging Markets ETF (c)	5,957	246,560

		25,989,096
Fixed Income Funds — 2.8%
CoreAlpha Bond Master Portfolio	$828,986	828,986
iShares TIPS Bond ETF	895	101,520

		930,506
Short-Term Securities — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (d)(e)	251,608	251,683
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (e)	1,396,773	1,396,773

		1,648,456
Total Affiliated Investment Companies — 86.8%		28,568,058

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.6%
Great Portland Estates PLC	3,212	25,004
Ichigo Hotel REIT Investment Corp.	47	48,278
New South Resources Ltd. (b)	67,755	78,625
NSI NV	905	32,700
The PRS REIT PLC (b)	22,045	30,112

		214,719
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (b)	2,103	30,935
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	424	26,225
Household Durables — 0.1%
Iida Group Holdings Co. Ltd.	1,800	30,045
IT Services — 0.1%
GDS Holdings, Ltd., ADR (b)	603	5,590
InterXion Holding NV (b)	748	34,243

		39,833
Real Estate Investment Trusts (REITs) — 10.9%
Agree Realty Corp.	474	21,742
Alexandria Real Estate Equities, Inc.	1,069	128,782
American Campus Communities, Inc.	951	44,982
AvalonBay Communities, Inc.	684	131,444
Boardwalk REIT	406	14,887
Boston Properties, Inc.	814	100,138
British Land Co. PLC	15,851	125,136
Capital & Regional PLC	37,431	27,423
Colony Starwood Homes	1,891	64,880
DDR Corp.	2,965	26,893
DiamondRock Hospitality Co.	4,219	46,198
EPR Properties	1,014	72,876
Essex Property Trust, Inc.	177	45,537
Eurocommercial Properties NV CVA	823	32,886
Extra Space Storage, Inc.	1,379	107,562

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	516	$65,217
First Industrial Realty Trust, Inc.	1,792	51,287
Gecina SA	71	11,144
GGP, Inc.	1,972	46,460
Hammerson PLC	8,071	60,386
HCP, Inc.	2,872	91,789
Healthcare Trust of America, Inc., Class A	1,692	52,638
Highwoods Properties, Inc.	786	39,858
Host Hotels & Resorts, Inc.	4,707	85,997
Ichigo Office REIT Investment Corp.	136	84,581
Invitation Homes, Inc.	2,157	46,656
Japan Hotel REIT Investment Corp.	61	43,197
Japan Rental Housing Investments, Inc.	12	8,855
Kenedix Retail REIT Corp.	21	44,333
Kilroy Realty Corp.	892	67,034
Kimco Realty Corp.	722	13,249
Klepierre	2,698	110,580
LaSalle Hotel Properties	443	13,201
Liberty Property Trust	1,284	52,272
Link REIT	13,500	102,695
Macerich Co.	832	48,306
Medical Properties Trust, Inc.	3,402	43,784
Mid-America Apartment Communities, Inc.	587	61,858
Nippon Building Fund, Inc.	5	25,517
Prologis, Inc.	2,171	127,307
Public Storage	162	33,782
QTS Realty Trust, Inc., Class A	756	39,561
Regency Centers Corp.	1,182	74,040
Retail Properties of America, Inc., Class A	2,076	25,348
RioCan Real Estate Investment Trust	2,376	44,101
Sabra Health Care REIT, Inc.	1,137	27,402
Scentre Group	32,044	99,628
Simon Property Group, Inc.	1,214	196,377
Spirit Realty Capital, Inc.	3,450	25,565
STAG Industrial, Inc.	705	19,458
Sun Communities, Inc.	534	46,826
UDR, Inc.	2,745	106,973
Vastned Retail NV	1,203	50,364
VEREIT, Inc.	9,698	78,942
Vornado Realty Trust	490	46,011
Welltower, Inc.	1,756	131,437
Westfield Corp.	25,617	157,998

		3,593,380
Real Estate Management & Development — 2.8%
Aroundtown Property Holdings PLC	19,037	103,565
BUWOG AG	2,826	81,193
Cheung Kong Property Holdings Ltd.	20,500	160,418
Deutsche Wohnen AG, Bearer Shares	975	37,359
First Capital Realty, Inc.	2,948	44,920
Intiland Development Tbk PT	621,000	19,583
Kungsleden AB	10,026	61,471
Mega Manunggal Property Tbk PT (b)	870,200	35,585
Mitsui Fudosan Co. Ltd.	5,400	129,376
Sun Hung Kai Properties Ltd.	3,000	44,071
Takara Leben Co., Ltd.	15,900	71,436
Unizo Holdings Co., Ltd.	4,500	125,024

		914,001
Total Common Stocks — 14.7%		4,849,138
Total Investments (Cost — $30,820,249) — 101.5%		33,417,196
Other Assets Less Liabilities — (1.5)%		(499,888)

Net Assets — 100.0%		$32,917,308

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	61

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$12,631,821	$272,212	[1]	—	$12,904,033	$12,904,033	$98,616		$658,201	$2,163
BlackRock Advantage Emerging Markets Fund	—	169,533		—	169,533	1,630,911	—		—	(5,086)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	251,608	[1]	—	251,608	251,683	895	[2]	—	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,271,765	—		(2,874,992)[3]	1,396,773	1,396,773	8,868		—	—
BlackRock Commodity Strategies Fund	217,287	41,327		(53,990)	204,624	1,467,155	—		(78,664)	43,148
BlackRock Tactical Opportunities Fund	26,192	2,518		(3,900)	24,810	341,141	—		(312)	8,645
CoreAlpha Bond Master Portfolio	$626,646	$202,340	[1]	—	$828,986	828,986	8,577		3,308	(68,734)
International Tilts Master Portfolio	$5,180,644	—		$(705,952)[3]	$4,474,692	4,474,692	82,152		296,589	795,417
iShares Core S&P 500 ETF	2,508	276		(2,784)	—	—	—		28,665	(11,949)
iShares Edge MSCI Multifactor Intl ETF	59,532	6,612		(14,956)	51,188	1,343,173	21,511		8,524	155,266
iShares Edge MSCI Multifactor USA ETF	128,858	2,234		(50,671)	80,421	2,308,083	19,969		48,095	151,607
iShares MSCI EAFE Small-Cap ETF	21,690	7,859		(7,534)	22,015	1,273,348	17,201		6,245	166,510
iShares MSCI Emerging Markets	—	8,246		(2,289)	5,957	246,560	1,330		8,716	28,009
iShares TIPS Bond ETF	772	307		(184)	895	101,520	549		38	85
Total						$28,568,058	$259,668		$979,405	$1,265,081

[1] Represents net shares/investment value purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Non-income producing security.

(c)	Security, or a portion of the security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
6	CAC 40 Index	July 2017	$350,629	$(10,274)
1	DAX Index	September 2017	$351,782	(11,880)
10	MSCI Emerging Markets E-Mini Index	September 2017	$504,150	573
8	Nikkei 225	September 2017	$1,423,961	8,509
5	Russell 2000 Mini Index	September 2017	$353,575	(2,304)
(6)	S&P 500 E-Mini Index	September 2017	$726,270	1,620
(4)	S&P 400 E-Mini Index	September 2017	$698,440	5,011
4	S&P/TSE 60 Index	September 2017	$548,550	(6,438)
Total				$(15,183)

See Notes to Financial Statements.

62	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,000	USD	9,649	Standard Chartered Bank	7/28/17	$339
AUD	13,000	USD	9,773	Standard Chartered Bank	7/28/17	216
CAD	44,000	USD	32,621	Barclays Bank PLC	7/28/17	1,324
CAD	9,000	USD	6,597	Goldman Sachs International	7/28/17	346
CHF	42,000	USD	42,424	Standard Chartered Bank	7/28/17	1,439
EUR	7,000	USD	7,668	Deutsche Bank AG	7/28/17	337
EUR	10,000	USD	11,214	Deutsche Bank AG	7/28/17	221
EUR	17,000	USD	19,197	Deutsche Bank AG	7/28/17	243
EUR	44,000	USD	48,196	Deutsche Bank AG	7/28/17	2,118
EUR	2,000	USD	2,242	Goldman Sachs International	7/28/17	45
EUR	3,000	USD	3,375	Goldman Sachs International	7/28/17	56
EUR	32,000	USD	35,761	Royal Bank of Canada	7/28/17	831
EUR	37,000	USD	41,801	Standard Chartered Bank	7/28/17	508
EUR	10,000	USD	11,365	State Street Bank and Trust Co.	7/28/17	70
GBP	24,000	USD	30,445	Barclays Bank PLC	7/28/17	836
GBP	25,000	USD	32,060	Barclays Bank PLC	7/28/17	525
GBP	10,000	USD	12,901	Citibank N.A.	7/28/17	133
GBP	5,000	USD	6,471	Goldman Sachs International	7/28/17	46
GBP	9,000	USD	11,657	Goldman Sachs International	7/28/17	74
ILS	27,000	USD	7,425	Citibank N.A.	7/28/17	322
JPY	600,000	USD	5,325	Goldman Sachs International	7/28/17	15
NOK	35,000	USD	4,095	Standard Chartered Bank	7/28/17	99
NZD	6,000	USD	4,201	Bank of America N.A.	7/28/17	194
SEK	16,000	USD	1,819	Barclays Bank PLC	7/28/17	83
SEK	30,000	USD	3,412	Goldman Sachs International	7/28/17	154
SEK	39,000	USD	4,424	Goldman Sachs International	7/28/17	211
SGD	9,000	USD	6,452	Standard Chartered Bank	7/28/17	87
SGD	156,000	USD	112,116	Standard Chartered Bank	7/28/17	1,233
USD	7,831	HKD	61,000	Barclays Bank PLC	7/28/17	13
USD	3,604	HKD	28,000	Citibank N.A.	7/28/17	15
USD	21,047	HKD	164,000	Standard Chartered Bank	7/28/17	27
USD	8,622	HKD	67,000	UBS AG	7/28/17	34
USD	2,128	JPY	236,000	Deutsche Bank AG	7/28/17	28
USD	8,067	JPY	898,000	Goldman Sachs International	7/28/17	75
USD	9,786	JPY	1,091,000	Goldman Sachs International	7/28/17	77
USD	74,025	JPY	8,088,000	Goldman Sachs International	7/28/17	2,046
CAD	505,140	USD	382,106	Goldman Sachs International	9/20/17	7,897
EUR	754,000	USD	848,514	Goldman Sachs International	9/20/17	16,135
USD	429,310	JPY	47,322,000	Goldman Sachs International	9/20/17	7,176
						45,628

HKD	6,000	USD	772	Standard Chartered Bank	7/28/17	(3)
HKD	23,000	USD	2,956	Standard Chartered Bank	7/28/17	(8)
HKD	65,000	USD	8,372	Standard Chartered Bank	7/28/17	(41)
HKD	576,000	USD	74,193	Standard Chartered Bank	7/28/17	(367)
JPY	704,000	USD	6,315	Bank of America N.A.	7/28/17	(50)
JPY	1,700,000	USD	15,368	Deutsche Bank AG	7/28/17	(239)
JPY	353,000	USD	3,178	Goldman Sachs International	7/28/17	(36)
JPY	801,000	USD	7,248	Standard Chartered Bank	7/28/17	(119)
USD	4,515	AUD	6,000	BNP Paribas S.A.	7/28/17	(96)
USD	5,238	AUD	7,000	Barclays Bank PLC	7/28/17	(141)
USD	54,404	AUD	72,000	Citibank N.A.	7/28/17	(918)
USD	762	AUD	1,000	Goldman Sachs International	7/28/17	(7)
USD	6,013	AUD	8,000	Standard Chartered Bank	7/28/17	(134)
USD	3,651	CAD	5,000	BNP Paribas S.A.	7/28/17	(206)
USD	2,230	CAD	3,000	Bank of America N.A.	7/28/17	(84)
USD	1,502	CAD	2,000	Standard Chartered Bank	7/28/17	(41)
USD	28,539	EUR	26,000	BNP Paribas S.A.	7/28/17	(1,191)
USD	1,122	EUR	1,000	Bank of America N.A.	7/28/17	(22)
USD	2,229	EUR	2,000	Barclays Bank PLC	7/28/17	(58)
USD	5,459	EUR	5,000	Barclays Bank PLC	7/28/17	(259)
USD	12,031	EUR	11,000	Barclays Bank PLC	7/28/17	(548)
USD	49,094	EUR	45,000	Barclays Bank PLC	7/28/17	(2,363)
USD	10,107	EUR	9,000	Citibank N.A.	7/28/17	(185)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	63

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,802	EUR	7,000	Deutsche Bank AG	7/28/17	$(203)
USD	5,608	EUR	5,000	Goldman Sachs International	7/28/17	(110)
USD	7,863	EUR	7,000	Goldman Sachs International	7/28/17	(141)
USD	15,438	EUR	14,000	Goldman Sachs International	7/28/17	(571)
USD	18,997	EUR	17,000	Goldman Sachs International	7/28/17	(442)
USD	1,143	EUR	1,000	State Street Bank and Trust Co.	7/28/17	(1)
USD	7,853	EUR	7,000	State Street Bank and Trust Co.	7/28/17	(152)
USD	6,439	GBP	5,000	Goldman Sachs International	7/28/17	(78)
USD	14,283	GBP	11,000	Goldman Sachs International	7/28/17	(54)
USD	19,248	GBP	15,000	Goldman Sachs International	7/28/17	(303)
USD	29,162	GBP	23,000	Goldman Sachs International	7/28/17	(816)
USD	47,784	GBP	37,000	Goldman Sachs International	7/28/17	(442)
USD	59,058	IDR	797,279,000	Bank of America N.A.	7/28/17	(614)
USD	2,287	JPY	260,000	Barclays Bank PLC	7/28/17	(27)
USD	7,125	JPY	805,000	Barclays Bank PLC	7/28/17	(39)
USD	10,420	JPY	1,185,000	Barclays Bank PLC	7/28/17	(126)
USD	4,328	JPY	488,000	Goldman Sachs International	7/28/17	(15)
USD	5,342	JPY	604,000	Goldman Sachs International	7/28/17	(33)
USD	7,045	JPY	799,000	Goldman Sachs International	7/28/17	(66)
USD	4,336	SEK	38,000	BNP Paribas S.A.	7/28/17	(180)
USD	1,265	SEK	11,000	Goldman Sachs International	7/28/17	(42)
						(11,571)

Total						$34,057

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$15,713	—	—	—	$15,713
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$45,628	—	—	45,628

Total		—	—	$15,713	$45,628	—	—	$61,341

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$30,896	—	—	—	$30,896
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$11,571	—	—	11,571

Total		—	—	$30,896	$11,571	—	—	$42,467

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$432,321	$52,802	$19	—	$485,142
Forward foreign currency exchange contracts	—	—	—	17,958	—	—	17,958

Total	—	—	$432,321	$70,760	$19	—	$503,100

See Notes to Financial Statements.

64	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$53,980	$25,377	—	—	$79,357
Forward foreign currency exchange contracts	—	—	—	32,409	—	—	32,409

Total	—	—	$53,980	$57,786	—	—	$111,766

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,629,871
Average notional value of contracts — short	$1,541,403
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,195,789
Average amounts sold — in USD	$1,647,286

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$1,251	$20,580
Forward foreign currency exchange contracts	45,628	11,571

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$46,879	$32,151

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,251)	(20,580)

Total derivative assets and liabilities subject to an MNA	$45,628	$11,571

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$194	$(194)	—	—	—
Barclays Bank PLC	2,781	(2,781)	—	—	—
Citibank N.A.	470	(470)	—	—	—
Deutsche Bank AG	2,947	(442)	—	—	$2,505
Goldman Sachs International	34,353	(3,156)	—	—	31,197
Royal Bank of Canada	831	—	—	—	831
Standard Chartered Bank	3,948	(713)	—	—	3,235
State Street Bank and Trust Co.	70	(70)	—	—	—
UBS AG	34	—	—	—	34

Total	$45,628	$(7,826)	—	—	$37,802

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$770	$(194)	—	—	$576
Barclays Bank PLC	3,561	(2,781)	—	—	780
BNP Paribas S.A.	1,673	—	—	—	1,673
Citibank N.A.	1,103	(470)	—	—	633
Deutsche Bank AG	442	(442)	—	—	—
Goldman Sachs International	3,156	(3,156)	—	—	—
Standard Chartered Bank	713	(713)	—	—	—
State Street Bank and Trust Co.	153	(70)	—	—	83

Total	$11,571	$(7,826)	—	—	$3,745

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	65

Schedule of Investments (concluded)	LifePath Dynamic 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$8,610,371	—	—	$8,610,371
Fixed Income Funds	101,520	—	—	101,520
Short-Term Securities	1,648,456	—	—	1,648,456
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	62,812	$151,907	—	214,719
Health Care Providers & Services	30,935	—	—	30,935
Hotels, Restaurants & Leisure	26,225	—	—	26,225
Household Durables	—	30,045	—	30,045
IT Services	39,833	—	—	39,833
Real Estate Investment Trusts (REITs)	2,753,702	839,678	—	3,593,380
Real Estate Management & Development	126,113	787,888	—	914,001

Subtotal	$13,399,967	$1,809,518	—	$15,209,485

Investments Valued at NAV[1]				18,207,711

Total				$33,417,196

Derivative Financial Instruments [2]
Assets:
Equity contracts	$15,713	—	—	$15,713
Forward foreign currency contracts	—	$45,628	—	45,628
Liabilities:
Equity contracts	(30,896)	—	—	(30,896)
Forward foreign currency contracts	—	(11,571)	—	(11,571)

Total	$(15,183)	$34,057	—	$18,874

1   As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

66	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 78.1%
Active Stock Master Portfolio	$6,544,473	$6,544,473
BlackRock Advantage Emerging Markets Fund (b)	81,520	784,219
BlackRock Commodity Strategies Fund	100,700	722,020
International Tilts Master Portfolio	$2,020,592	2,020,592
iShares Edge MSCI Multifactor Intl ETF	31,149	817,350
iShares Edge MSCI Multifactor USA ETF	34,537	991,212
iShares MSCI EAFE Small-Cap ETF	11,374	657,872
iShares MSCI Emerging Markets ETF (c)	3,501	144,906

		12,682,644
Fixed Income Fund — 0.9%
CoreAlpha Bond Master Portfolio	$149,240	149,240
Short-Term Securities — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (d)(e)	147,856	147,900
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (e)	820,181	820,181

		968,081
Total Affiliated Investment Companies — 85.0%		13,799,965

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.7%
Great Portland Estates PLC	1,459	11,358
Ichigo Hotel REIT Investment Corp.	23	23,625
New South Resources Ltd. (b)	33,764	39,181
NSI NV	484	17,488
PRS REIT PLC (b)	11,318	15,460

		107,112
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (b)	1,040	15,299
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	198	12,246
Household Durables — 0.1%
Iida Group Holdings Co. Ltd.	900	15,022
IT Services — 0.1%
GDS Holdings, Ltd., ADR (b)	299	2,772
InterXion Holding NV (b)	371	16,984

		19,756
Real Estate Investment Trusts (REITs) — 10.9%
Agree Realty Corp.	239	10,963
Alexandria Real Estate Equities, Inc.	523	63,006
American Campus Communities, Inc.	477	22,562
AvalonBay Communities, Inc.	339	65,146
Boardwalk REIT	198	7,260
Boston Properties, Inc.	402	49,454
British Land Co. PLC	7,858	62,035
Capital & Regional PLC	18,486	13,543
Colony Starwood Homes	932	31,977
DDR Corp.	1,470	13,333
DiamondRock Hospitality Co.	2,092	22,907
EPR Properties	500	35,935
Essex Property Trust, Inc.	88	22,640
Eurocommercial Properties NV CVA	415	16,583
Extra Space Storage, Inc.	680	53,040
Federal Realty Investment Trust	256	32,356
First Industrial Realty Trust, Inc.	889	25,443
Gecina SA	35	5,494
GGP, Inc.	977	23,018

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Hammerson PLC	3,986	$29,823
HCP, Inc.	1,423	45,479
Healthcare Trust of America, Inc., Class A	826	25,697
Highwoods Properties, Inc.	384	19,473
Host Hotels & Resorts, Inc.	2,333	42,624
Ichigo Office REIT Investment Corp.	67	41,668
Invitation Homes, Inc.	1,079	23,339
Japan Hotel REIT Investment Corp.	30	21,244
Japan Rental Housing Investments, Inc.	8	5,904
Kenedix Retail REIT Corp.	10	21,111
Kilroy Realty Corp.	439	32,991
Kimco Realty Corp.	358	6,569
Klepierre	1,325	54,306
LaSalle Hotel Properties	220	6,556
Liberty Property Trust	626	25,484
Link REIT	6,500	49,446
Macerich Co.	441	25,604
Medical Properties Trust, Inc.	1,785	22,973
Mid-America Apartment Communities, Inc.	300	31,614
Nippon Building Fund, Inc.	1	5,103
Prologis, Inc.	1,076	63,097
Public Storage	80	16,682
QTS Realty Trust, Inc., Class A	372	19,467
Regency Centers Corp.	586	36,707
Retail Properties of America, Inc., Class A	1,006	12,283
RioCan Real Estate Investment Trust	1,178	21,865
Sabra Health Care REIT, Inc.	564	13,592
Scentre Group	15,789	49,090
Simon Property Group, Inc.	602	97,380
Spirit Realty Capital, Inc.	1,711	12,679
STAG Industrial, Inc.	349	9,632
Sun Communities, Inc.	261	22,887
UDR, Inc.	1,357	52,882
Vastned Retail NV	590	24,701
VEREIT, Inc.	4,788	38,974
Vornado Realty Trust	243	22,818
Welltower, Inc.	870	65,119
Westfield Corp.	12,600	77,713

		1,771,271
Real Estate Management & Development — 2.8%
Aroundtown Property Holdings PLC	9,298	50,583
BUWOG AG	1,419	40,769
Cheung Kong Property Holdings Ltd.	10,000	78,253
Deutsche Wohnen AG, Bearer Shares	484	18,546
First Capital Realty, Inc.	1,434	21,850
Intiland Development Tbk PT	316,800	9,990
Kungsleden AB	4,823	29,571
Mega Manunggal Property Tbk PT (b)	464,700	19,003
Mitsui Fudosan Co. Ltd.	2,600	62,292
Sun Hung Kai Properties Ltd.	2,000	29,380
Takara Leben Co., Ltd.	7,800	35,044
Unizo Holdings Co., Ltd.	2,200	61,123

		456,404
Total Common Stocks — 14.8%		2,397,110
Total Investments (Cost — $14,852,451) — 99.8%		16,197,075
Other Assets Less Liabilities — 0.2%		37,403

Net Assets — 100.0%		$16,234,478

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	67

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$6,834,913	—		$(290,440)[1]	$6,544,473	$6,544,473	$49,373	[2]	$331,996	$(30,184)
BlackRock Advantage Emerging Markets Fund	—	81,520		—	81,520	784,219	—		—	(2,446)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	147,856	[3]	—	147,856	147,900	767		40	(2)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,459,631	—		(1,639,450)[1]	820,181	820,181	5,501		—	—
BlackRock Commodity Strategies Fund	117,167	18,853		(35,320)	100,700	722,020	—		(37,954)	21,227
CoreAlpha Bond Master Portfolio	$183,812	—		$(34,572)	$149,240	149,240	1,720		619	(5,987)
International Tilts Master Portfolio	$2,771,226	—		$(750,634)[1]	$2,020,592	2,020,592	38,407		142,846	420,161
iShares Core S&P 500 ETF	1,685	—		(1,685)	—	—	—		17,686	—
iShares Edge MSCI Multifactor Intl ETF	33,798	7,915		(10,564)	31,149	817,350	13,092		4,667	93,038
iShares Edge MSCI Multifactor USA ETF	69,896	3,733		(39,092)	34,537	991,212	9,205		39,633	50,999
iShares MSCI EAFE Small-Cap ETF	11,642	8,502		(8,770)	11,374	657,872	8,887		3,791	81,773
iShares MSCI Emerging Markets	—	6,786		(3,285)	3,501	144,906	747		9,054	16,461
Total						$13,799,965	$127,699		$512,378	$645,040

[1] Represents net shares/investment value purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Non-income producing security.
(c)	Security, or a portion of the security, is on loan.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Current yield as of period end.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	CAC 40 Index	July 2017	$175,314	$(5,145)
1	DAX Index	September 2017	$351,782	(11,881)
(2)	E-Mini MSCI EAFE Index	September 2017	$188,960	655
5	MSCI Emerging Markets E-Mini Index	September 2017	$252,075	287
4	Nikkei 225	September 2017	$711,981	4,254
2	Russell 2000 Mini Index	September 2017	$141,430	(922)
(3)	S&P 500 E-Mini Index	September 2017	$363,135	811
(2)	S&P 400 E-Mini Index	September 2017	$349,220	2,506
2	S&P/TSE 60 Index	September 2017	$274,275	(3,219)
Total				$(12,654)

See Notes to Financial Statements.

68	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,000	USD	5,267	BNP Paribas S.A.	7/28/17	$111
AUD	3,000	USD	2,258	Citibank N.A.	7/28/17	47
AUD	7,000	USD	5,208	Goldman Sachs International	7/28/17	170
AUD	9,000	USD	6,700	Goldman Sachs International	7/28/17	216
AUD	6,000	USD	4,454	Standard Chartered Bank	7/28/17	157
CAD	24,000	USD	17,793	Barclays Bank PLC	7/28/17	722
CHF	23,000	USD	23,233	Standard Chartered Bank	7/28/17	788
EUR	10,000	USD	11,210	Citibank N.A.	7/28/17	225
EUR	5,000	USD	5,607	Deutsche Bank AG	7/28/17	111
EUR	8,000	USD	9,034	Deutsche Bank AG	7/28/17	114
EUR	23,000	USD	25,193	Deutsche Bank AG	7/28/17	1,107
EUR	15,000	USD	16,763	Royal Bank of Canada	7/28/17	390
EUR	18,000	USD	20,336	Standard Chartered Bank	7/28/17	247
EUR	6,000	USD	6,819	State Street Bank and Trust Co.	7/28/17	42
GBP	12,000	USD	15,223	Barclays Bank PLC	7/28/17	418
GBP	13,000	USD	16,671	Barclays Bank PLC	7/28/17	273
GBP	5,000	USD	6,451	Citibank N.A.	7/28/17	66
GBP	5,000	USD	6,476	Goldman Sachs International	7/28/17	41
ILS	15,000	USD	4,125	Citibank N.A.	7/28/17	179
JPY	579,000	USD	5,138	Goldman Sachs International	7/28/17	15
NOK	12,000	USD	1,404	Standard Chartered Bank	7/28/17	34
NZD	3,000	USD	2,100	Goldman Sachs International	7/28/17	97
SEK	8,000	USD	909	Barclays Bank PLC	7/28/17	41
SEK	14,000	USD	1,618	Barclays Bank PLC	7/28/17	46
SEK	30,000	USD	3,403	Goldman Sachs International	7/28/17	163
SGD	87,000	USD	62,526	Standard Chartered Bank	7/28/17	688
USD	7,197	HKD	56,000	Goldman Sachs International	7/28/17	20
USD	9,882	HKD	77,000	Standard Chartered Bank	7/28/17	13
USD	8,365	HKD	65,000	UBS AG	7/28/17	33
USD	4,042	JPY	450,000	Goldman Sachs International	7/28/17	38
USD	5,743	JPY	638,000	Goldman Sachs International	7/28/17	66
USD	14,468	JPY	1,613,000	Goldman Sachs International	7/28/17	113
USD	34,055	JPY	3,721,000	Standard Chartered Bank	7/28/17	941
CAD	251,781	USD	190,456	Goldman Sachs International	9/20/17	3,936
EUR	347,000	USD	390,496	Goldman Sachs International	9/20/17	7,425
USD	202,136	JPY	22,281,000	Goldman Sachs International	9/20/17	3,379
						22,472

HKD	12,000	USD	1,542	Royal Bank of Canada	7/28/17	(4)
HKD	28,000	USD	3,603	Standard Chartered Bank	7/28/17	(14)
HKD	29,000	USD	3,727	Standard Chartered Bank	7/28/17	(10)
HKD	29,000	USD	3,732	Standard Chartered Bank	7/28/17	(15)
HKD	234,000	USD	30,141	Standard Chartered Bank	7/28/17	(149)
JPY	783,000	USD	7,047	Bank of America N.A.	7/28/17	(78)
JPY	700,000	USD	6,328	Deutsche Bank AG	7/28/17	(99)
JPY	1,033,000	USD	9,347	Standard Chartered Bank	7/28/17	(154)
JPY	1,423,000	USD	12,835	Standard Chartered Bank	7/28/17	(171)
USD	2,255	AUD	3,000	Bank of America N.A.	7/28/17	(50)
USD	2,993	AUD	4,000	Barclays Bank PLC	7/28/17	(81)
USD	34,003	AUD	45,000	Citibank N.A.	7/28/17	(574)
USD	2,966	AUD	4,000	Deutsche Bank AG	7/28/17	(108)
USD	762	AUD	1,000	Goldman Sachs International	7/28/17	(7)
USD	7,458	AUD	10,000	Standard Chartered Bank	7/28/17	(226)
USD	751	CAD	1,000	Standard Chartered Bank	7/28/17	(20)
USD	1,487	CAD	2,000	Standard Chartered Bank	7/28/17	(56)
USD	1,032	CHF	1,000	Goldman Sachs International	7/28/17	(12)
USD	14,270	EUR	13,000	BNP Paribas S.A.	7/28/17	(596)
USD	1,122	EUR	1,000	Bank of America N.A.	7/28/17	(22)
USD	3,275	EUR	3,000	Barclays Bank PLC	7/28/17	(155)
USD	4,375	EUR	4,000	Barclays Bank PLC	7/28/17	(199)
USD	26,183	EUR	24,000	Barclays Bank PLC	7/28/17	(1,260)
USD	4,492	EUR	4,000	Citibank N.A.	7/28/17	(82)
USD	2,243	EUR	2,000	Goldman Sachs International	7/28/17	(44)
USD	6,616	EUR	6,000	Goldman Sachs International	7/28/17	(245)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	69

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,940	EUR	8,000	Goldman Sachs International	7/28/17	$(208)
USD	2,247	EUR	2,000	Royal Bank of Canada	7/28/17	(40)
USD	5,624	EUR	5,000	Standard Chartered Bank	7/28/17	(93)
USD	1,143	EUR	1,000	State Street Bank and Trust Co.	7/28/17	(1)
USD	4,487	EUR	4,000	State Street Bank and Trust Co.	7/28/17	(87)
USD	6,687	EUR	6,000	UBS AG	7/28/17	(174)
USD	3,894	GBP	3,000	Barclays Bank PLC	7/28/17	(17)
USD	2,576	GBP	2,000	Goldman Sachs International	7/28/17	(31)
USD	2,594	GBP	2,000	Goldman Sachs International	7/28/17	(13)
USD	7,791	GBP	6,000	Goldman Sachs International	7/28/17	(30)
USD	13,947	GBP	11,000	Goldman Sachs International	7/28/17	(390)
USD	24,538	GBP	19,000	Goldman Sachs International	7/28/17	(226)
USD	31,066	IDR	419,389,000	Bank of America N.A.	7/28/17	(323)
USD	1,143	JPY	130,000	Barclays Bank PLC	7/28/17	(13)
USD	3,567	JPY	403,000	Barclays Bank PLC	7/28/17	(19)
USD	5,214	JPY	593,000	Barclays Bank PLC	7/28/17	(63)
USD	3,518	JPY	399,000	Goldman Sachs International	7/28/17	(33)
USD	3,556	JPY	402,000	Goldman Sachs International	7/28/17	(22)
USD	6,448	JPY	727,000	Goldman Sachs International	7/28/17	(22)
USD	3,482	JPY	395,000	Standard Chartered Bank	7/28/17	(33)
USD	1,826	SEK	16,000	BNP Paribas S.A.	7/28/17	(76)
USD	460	SEK	4,000	Goldman Sachs International	7/28/17	(15)
USD	1,445	SGD	2,000	Standard Chartered Bank	7/28/17	(9)
USD	2,874	SGD	4,000	Standard Chartered Bank	7/28/17	(33)
						(6,402)

Total						$16,070

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$8,513	—	—	—	$8,513
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$22,472	—	—	22,472

Total		—	—	$8,513	$22,472	—	—	$30,985

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$21,167	—	—	—	$21,167
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$6,402	—	—	6,402

Total		—	—	$21,167	$6,402	—	—	$27,569

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$216,863	$25,595	—	—	$242,458
Forward foreign currency exchange contracts	—	—	—	8,737	—	—	8,737

Total	—	—	$216,863	$34,332	—	—	$251,195

See Notes to Financial Statements.

70	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$24,725	$14,244	—	—	$38,969
Forward foreign currency exchange contracts	—	—	—	15,006	—	—	15,006

Total	—	—	$24,725	$29,250	—	—	$53,975

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,661,654
Average notional value of contracts — short	$677,842
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$688,548
Average amounts sold — in USD	$894,775

For more information about the LifePath Dynamic Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The LifePath Dynamic Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$355	$11,482
Forward foreign currency exchange contracts	22,472	6,402

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$22,827	$17,884

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(355)	(11,482)

Total derivative assets and liabilities subject to an MNA	$22,472	$6,402

The following table presents the LifePath Dynamic Master Portfolio’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the LifePath Dynamic Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$1,500	$(1,500)	—	—	—
BNP Paribas S.A.	111	(111)	—	—	—
Citibank N.A.	517	(517)	—	—	—
Deutsche Bank AG	1,332	(207)	—	—	$1,125
Goldman Sachs International	15,679	(1,298)	—	—	14,381
Royal Bank of Canada	390	(44)	—	—	346
Standard Chartered Bank	2,868	(983)	—	—	1,885
State Street Bank and Trust Co.	42	(42)	—	—	—
UBS AG	33	(33)	—	—	—

Total	$22,472	$(4,735)	—	—	$17,737

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$473	—	—	—	$473
Barclays Bank PLC	1,807	$(1,500)	—	—	307
BNP Paribas S.A.	672	(111)	—	—	561
Citibank N.A.	656	(517)	—	—	139
Deutsche Bank AG	207	(207)	—	—	—
Goldman Sachs International	1,298	(1,298)	—	—	—
Royal Bank of Canada	44	(44)	—	—	—
Standard Chartered Bank	983	(983)	—	—	—
State Street Bank and Trust Co.	88	(42)	—	—	46
UBS AG	174	(33)	—	—	141

Total	$6,402	$(4,735)	—	—	$1,667

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	71

Schedule of Investments (concluded)	LifePath Dynamic 2055 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$4,117,579	—	—	$4,117,579
Short-Term Securities	968,081	—	—	968,081
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	32,948	$74,164	—	107,112
Health Care Providers & Services	15,299	—	—	15,299
Hotels, Restaurants & Leisure	12,246	—	—	12,246
Household Durables	—	15,022	—	15,022
IT Services	19,756	—	—	19,756
Real Estate Investment Trusts (REITs)	1,359,341	411,930	—	1,771,271
Real Estate Management & Development	62,619	393,785	—	456,404

Subtotal	$6,587,869	$894,901	—	$7,482,770

Investments Valued at NAV[1]				8,714,305

Total				$16,197,075

Derivative Financial Instruments[2]
Assets:
Equity Contracts	$8,513	—	—	$8,513
Forward foreign currency contracts	—	$22,472	—	22,472
Liabilities:
Equity Contracts	(21,167)	—	—	(21,167)
Forward foreign currency contracts	—	(6,402)	—	(6,402)

Total	$(12,654)	$16,070	—	$3,416

1   As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

72	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio

Assets
Investments at value — unaffiliated[1]	$3,084,321	$5,264,409	$4,849,138	$2,397,110
Investments at value — affiliated[2,3]	57,633,345	45,148,417	28,568,058	13,799,965
Cash pledged for futures contracts	445,000	407,000	218,000	125,000
Foreign currency at value[4]	485,091	441,849	291,028	167,130
Receivables:
Dividends — unaffiliated	11,818	20,419	18,806	9,205
Dividends — affiliated	736	574	1,263	639
Investments sold	127,936	255,814	126,927	34,694
Variation margin on futures contracts	5,672	5,059	1,251	355
From the Manager	6,069	6,366	7,131	7,791
Securities lending income — affiliated	100	34	212	107
Unrealized appreciation on forward foreign currency exchange contracts	54,043	57,218	45,628	22,472

Total assets	61,854,131	51,607,159	34,127,442	16,564,468

Liabilities
Cash collateral on securities loaned at value	—	—	251,683	147,900
Payables:
Investments purchased	167,951	74,891	73,650	74,724
Trustees’ fees	1,813	1,747	1,571	1,455
Professional fees	8,018	7,967	7,956	7,961
Variation margin on futures contracts	42,011	32,060	20,580	11,482
Withdrawals to investors	365,532	330,336	843,123	80,066
Unrealized depreciation on forward foreign currency exchange contracts	7,440	11,294	11,571	6,402

Total liabilities	592,765	458,295	1,210,134	329,990

Net Assets	$61,261,366	$51,148,864	$32,917,308	$16,234,478

Net Assets Consist of
Investors’ capital	$58,435,879	$47,747,694	$30,299,946	$14,885,742
Net unrealized appreciation (depreciation)	2,825,487	3,401,170	2,617,362	1,348,736

Net Assets	$61,261,366	$51,148,864	$32,917,308	$16,234,478

[1] Investments at cost — unaffiliated	$3,038,366	$5,185,242	$4,764,646	$2,345,984
[2] Investments at cost — affiliated	$54,874,983	$41,853,602	$26,055,603	$12,506,467
[3] Securities loaned at value	—	—	$246,560	$144,906
[4] Foreign currency at cost	$479,685	$436,054	$287,418	$165,112

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	73

Statements of Operations

Six Months Ended June 30, 2017 (Unaudited)	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio

Investment Income
Dividends — unaffiliated	$34,346	$62,252	$59,975	$32,117
Dividends — affiliated	84,073	81,705	69,428	37,432
Securities lending income — affiliated — net	1,768	1,175	895	767
Foreign taxes withheld	(2,764)	(4,758)	(4,274)	(2,318)
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	240,618	270,714	193,675	93,937
Interest — affiliated	268,124	120,430	15,251	4,981
Expenses	(55,708)	(51,719)	(34,565)	(16,948)
Fees waived	19,742	21,745	14,984	7,530

Total investment income	590,199	501,544	315,369	157,498

Expenses
Investment advisory	103,120	91,072	58,441	29,785
Professional	9,240	9,218	9,191	9,193
Independent Trustees	4,676	4,610	4,336	4,155

Total expenses	117,036	104,900	71,968	43,133
Less fees waived and/or reimbursed by the Manager	(103,317)	(92,866)	(64,631)	(39,514)

Total expenses after fees waived and/or reimbursed	13,719	12,034	7,337	3,619

Net investment income	576,480	489,510	308,032	153,879

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	(4,675)	5,285	21,307	36,917
Investments — unaffiliated	103,045	170,115	139,136	58,173
Futures contracts	653,987	678,263	485,142	242,458
Forward foreign currency exchange contracts	17,334	20,245	17,958	8,737
Foreign currency transactions	6,999	5,272	2,942	2,461
Allocated from the applicable Underlying Master Portfolios from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	1,195,472	1,354,780	958,098	475,461

	1,972,162	2,233,960	1,624,583	824,207

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	515,859	632,260	536,235	261,050
Investments — unaffiliated	49,928	93,480	97,697	64,440
Futures contracts	99,731	110,323	79,357	38,969
Forward foreign currency exchange contracts	44,336	44,086	32,409	15,006
Foreign currency translations	2,312	3,888	2,766	1,409
Allocated from the applicable Underlying Master Portfolios from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations	1,071,927	1,104,615	728,846	383,990

	1,784,093	1,988,652	1,477,310	764,864

Net realized and unrealized gain	3,756,255	4,222,612	3,101,893	1,589,071

Net Increase in Net Assets Resulting from Operations	$4,332,735	$4,712,122	$3,409,925	$1,742,950

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Changes in Net Assets

	LifePath Dynamic 2025 Master Portfolio		LifePath Dynamic 2035 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$576,480	$1,366,924	$489,510	$1,218,898
Net realized gain	1,972,162	246,949	2,233,960	132,061
Net change in unrealized appreciation (depreciation)	1,784,093	2,938,553	1,988,652	3,061,633

Net increase in net assets resulting from operations	4,332,735	4,552,426	4,712,122	4,412,592

Capital Transactions
Proceeds from contributions	12,152,803	18,734,845	8,312,600	19,050,493
Value of withdrawals	(17,775,435)	(25,841,430)	(19,253,090)	(22,185,822)

Net decrease in net assets derived from capital transactions	(5,622,632)	(7,106,585)	(10,940,490)	(3,135,329)

Net Assets
Total decrease in net assets	(1,289,897)	(2,554,159)	(6,228,368)	1,277,263
Beginning of period	62,551,263	65,105,422	57,377,232	56,099,969

End of period	$61,261,366	$62,551,263	$51,148,864	$57,377,232

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	75

Statements of Changes in Net Assets

	LifePath Dynamic 2045 Master Portfolio		LifePath Dynamic 2055 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$308,032	$756,633	$153,879	$378,437
Net realized gain	1,624,583	89,708	824,207	207,046
Net change in unrealized appreciation (depreciation)	1,477,310	2,160,653	764,864	1,005,585

Net increase in net assets resulting from operations	3,409,925	3,006,994	1,742,950	1,591,068

Capital Transactions
Proceeds from contributions	6,834,655	13,664,228	5,463,533	9,715,070
Value of withdrawals	(13,750,257)	(14,765,007)	(10,358,439)	(7,770,014)

Net increase (decrease) in net assets derived from capital transactions	(6,915,602)	(1,100,779)	(4,894,906)	1,945,056

Net Assets
Total increase (decrease) in net assets	(3,505,677)	1,906,215	(3,151,956)	3,536,124
Beginning of period	36,422,985	34,516,770	19,386,434	15,850,310

End of period	$32,917,308	$36,422,985	$16,234,478	$19,386,434

See Notes to Financial Statements.

76	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	LifePath Dynamic 2025 Master Portfolio

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	7.52%	[1]	7.25%		(1.50)%		5.73%		12.34%		12.57%

Ratios to Average Net Assets
Total expenses	0.52%	[2,3,4,5]	0.56%	[3,4,5]	0.57%	[6,7,8]	0.58%	[9,10,11]	0.61%	[9,10,11]	0.69%	[12,13,14]

Total expenses after fees waived and/or reimbursed	0.17%	[2,3,4,5]	0.22%	[3,4,5]	0.23%	[6,7,8]	0.22%	[9,10,11]	0.26%	[9,10,11]	0.26%	[12,13,14]

Net investment income[15]	1.96%	[2,3,4,5]	2.10%	[3,4,5]	1.98%	[6,7,8]	2.05%	[9,10,11]	2.11%	[9,10,11]	2.32%	[12,13,14]

Supplemental Data
Net assets, end of period (000)	$61,261		$62,551		$65,105		$64,074		$58,662		$34,044

Portfolio turnover rate	20%	[16]	54%	[16]	51%	[16]	50%	[17]	30%	[17]	4%	[18]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, Treasury, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[4]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% and 0.06% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% and 0.11% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.05% for the year ended December 31, 2015.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% for the year ended December 31, 2015, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated net expenses and/or net investment income.

[9]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% and 0.04% for the years ended December 31, 2014 and December 31, 2013, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13% and 0.10% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[12]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[13]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.04% for the year ended December 31, 2012

[14]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% for the year ended December 31, 2012, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[15]

Includes the LifePath Dynamic Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by LifePath Dynamic Master Portfolio.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[17]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[18]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 17% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	77

Financial Highlights	LifePath Dynamic 2035 Master Portfolio

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	9.28%	[1]	7.99%		(1.65)%		6.01%		15.83%		14.35%

Ratios to Average Net Assets
Total expenses	0.52%	[2,3,4,5]	0.55%	[3,4,5]	0.57%	[6,7,8]	0.58%	[9,10,11]	0.63%	[9,10,11]	0.76%	[12,13,14]

Total expenses after fees waived and/or reimbursed	0.16%	[2,3,4,5]	0.20%	[3,4,5]	0.20%	[6,7,8]	0.20%	[9,10,11]	0.25%	[9,10,11]	0.25%	[12,13,14]

Net investment income[15]	1.88%	[2,3,4,5]	2.13%	[3,4,5]	2.02%	[6,7,8]	2.06%	[9,10,11]	2.29%	[9,10,11]	2.42%	[12,13,14]

Supplemental Data
Net assets, end of period (000)	$51,149		$57,377		$56,100		$55,763		$45,363		$25,732

Portfolio turnover rate	21%	[16]	76%	[16]	44%	[16]	54%	[17]	39%	[17]	4%	[18]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, Treasury, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[4]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.08% and 0.07% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12% and 0.13% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% for the year ended December 31, 2015.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16% for the year ended December 31, 2015, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated net expenses and/or net investment income.

[9]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15% and 0.11% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[12]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[13]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.05% for the year ended December 31, 2012

[14]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the year ended December 31, 2012, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[15]

Includes the LifePath Dynamic Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by LifePath Dynamic Master Portfolio.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[17]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[18]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

78	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	LifePath Dynamic 2045 Master Portfolio

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	10.62%	[1]	8.52%		(1.87)%		6.16%		18.99%		15.84%

Ratios to Average Net Assets
Total expenses	0.55%	[2,3,4,5]	0.56%	[3,4,5]	0.59%	[6,7,8]	0.56%	[9,10,11]	0.70%	[9,10,11]	1.01%	[12,13,14]

Total expenses after fees waived and/or reimbursed	0.16%	[2,3,4,5]	0.18%	[3,4,5]	0.17%	[6,7,8]	0.19%	[9,10,11]	0.24%	[9,10,11]	0.24%	[12,13,14]

Net investment income[15]	1.84%	[2,3,4,5]	2.12%	[3,4,5]	2.02%	[6,7,8]	2.08%	[9,10,11]	2.47%	[9,10,11]	2.54%	[12,13,14]

Supplemental Data
Net assets, end of period (000)	$32,917		$36,423		$34,517		$34,742		$25,479		$12,178

Portfolio turnover rate	25%	[16]	75%	[16]	50%	[16]	54%	[17]	38%	[17]	4%	[18]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, Treasury, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc., BlackRock Tactical Opportunities Fund and iShares exchange-traded funds.

[4]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.08% and 0.07% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12% and 0.15% for the six months ended June 30, 2017 and year ended December 31, 2016, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.06% for the year ended December 31, 2015.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18% for the year ended December 31, 2015, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated net expenses and/or net investment income.

[9]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% and 0.05% for the years ended December 31, 2014 and December 31, 2013, respectively.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.16% and 0.11% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[12]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[13]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.06% for the year ended December 31, 2012

[14]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the year ended December 31, 2012, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[15]

Includes the LifePath Dynamic Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, except for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the year ended December 31, 2015, the ratio does not include Total International ex U.S. Index Master Portfolio, which is no longer held by LifePath Dynamic Master Portfolio.

[16]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[17]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[18]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	79

Financial Highlights	LifePath Dynamic 2055 Master Portfolio

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	10.63%	[1]	8.58%		(2.02)%		6.40%		21.49%		16.96%

Ratios to Average Net Assets
Total expenses	0.62%	[2,3,4,5]	0.63%	[3,4,5]	0.72%	[3,4,5]	0.76%	[6,7,8]	1.01%	[6,7,8]	2.41%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.15%	[2,3,4,5]	0.19%	[3,4,5]	0.17%	[3,4,5]	0.17%	[6,7,8]	0.24%	[6,7,8]	0.25%	[9,10,11]

Net investment income[12]	1.81%	[2,3,4,5]	2.09%	[3,4,5]	2.03%	[3,4,5]	2.06%	[6,7,8]	2.65%	[6,7,8]	2.66%	[9,10,11]

Supplemental Data
Net assets, end of period (000)	$16,234		$19,386		$15,850		$13,057		$8,978		$3,775

Portfolio turnover rate	34%	[13]	80%	[13]	49%	[13]	48%	[14]	67%	[14]	7%	[15]

[1]	Aggregate total return.

[2]	Annualized.

[3]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, Prime, Treasury, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[4]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated fees waived of 0.08%, 0.08% and 0.07% for the six months ended June 30, 2017 and the years ended December 31, 2016 and December 31, 2015, respectively.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13%, 0.15% and 0.18% for the six months ended June 30, 2017 and the years ended December 31, 2016 and December 31, 2015, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series allocated net expenses and/or net investment income.

[6]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series, and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[7]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.07% and 0.06% for the years ended December 31, 2014 and December 31, 2013, respectively.

[8]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18% and 0.12% for the years ended December 31, 2014 and December 31, 2013, respectively, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[9]

Includes the LifePath Dynamic Master Portfolio’s pro rata portion of expenses from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Commodity Strategies Fund, BlackRock Advantage Emerging Markets Fund, Inc. and iShares exchange-traded funds.

[10]

Includes the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated fees waived of 0.07% for the years ended December 31, 2012.

[11]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.11% for the year ended December 31, 2012, although the ratio does include the LifePath Dynamic Master Portfolio’s share of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio allocated net expenses and/or net investment income.

[12]

Includes the LifePath Dynamic Master Portfolio’s share of the allocated net investment income from Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio, for the year ended December 31, 2016, except for the years ended December 31, 2015, December 31, 2014 and December 31, 2013, which also includes International Tilts Master Portfolio. For the year ended December 31, 2015, the ratio does not include Large Cap Index Master Portfolio and Total International ex U.S. Index Master Portfolio, which is no longer held by LifePath Dynamic Master Portfolio.

[13]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio and Master Small Cap Index Series.

[14]

Includes the purchases and sales of the underlying funds and Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Large Cap Index Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio.

[15]

Excludes purchases and sales of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, Master Small Cap Index Series and Total International ex U.S. Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 27% for the year ended December 31, 2012.

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of MIP: LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio (each, a “LifePath Dynamic Master Portfolio” and together, the “LifePath Dynamic Master Portfolios”).

As of period end, the investment of LifePath Dynamic 2025 Master Portfolio, LifePath Dynamic 2035 Master Portfolio, LifePath Dynamic 2045 Master Portfolio and LifePath Dynamic 2055 Master Portfolio in Active Stock Master Portfolio represented 26.6%, 36.0%, 39.2% and 40.3%, respectively, of net assets. As such, financial statements of Active Stock Master Portfolio, including the Schedule of Investments, should be read in conjunction with each respective LifePath Dynamic Master Portfolio’s financial statements. Active Stock Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The LifePath Dynamic Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Dynamic Master Portfolios. The LifePath Dynamic Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Dynamic Master Portfolio’s investment in each of Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio and Master Total Return Portfolio reflects that LifePath Dynamic Master Portfolio’s proportionate interest in the net assets of that Underlying Master Portfolio. As of period end, the LifePath Dynamic Master Portfolios held interests in these Underlying Master Portfolios as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	International Tilts Master Portfolio	Master Total Return Portfolio
LifePath Dynamic 2025 Master Portfolio	3.22%	2.22%	3.68%	0.05%
LifePath Dynamic 2035 Master Portfolio	3.64%	0.73%	4.33%	0.02%
LifePath Dynamic 2045 Master Portfolio	2.55%	0.13%	3.17%	0.00%
LifePath Dynamic 2055 Master Portfolio	1.29%	0.02%	1.43%	—

The LifePath Dynamic Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Dynamic Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Dynamic Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Each LifePath Dynamic Master Portfolio records daily its proportionate share of the Underlying Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Foreign Currency Translation: Each LifePath Dynamic Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each LifePath Dynamic Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on

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investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each LifePath Dynamic Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a LifePath Dynamic Master Portfolio enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a LifePath Dynamic Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the LifePath Dynamic Master Portfolios may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Recent Accounting Standards: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolios were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

SEC Reporting Modernization: The SEC adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, a LifePath Dynamic Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Dynamic Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Dynamic Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Dynamic Master Portfolio are charged to that LifePath Dynamic Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the LifePath Dynamic Master Portfolios had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the LifePath Dynamic Master Portfolios no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Dynamic Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the LifePath Dynamic Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Dynamic Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Dynamic Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the LifePath Dynamic Master Portfolios’ net assets. Each business day, the LifePath Dynamic Master Portfolios use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

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•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

The market value of the LifePath Dynamic Master Portfolios’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of trading on the NYSE on days when the NYSE is open.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Dynamic Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2017, certain investments of the LifePath Dynamic Master Portfolios’ were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4. Securities and Other Investments:

Securities Lending: The LifePath Dynamic Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Dynamic Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Dynamic Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Dynamic Master Portfolio and any additional required collateral is delivered to the LifePath Dynamic Master Portfolio, or excess collateral returned by the LifePath Dynamic Master Portfolio, on the next business day. During the term of the loan, the LifePath Dynamic Master Portfolios are entitled to all distributions made on or in respect of the loaned securities but

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does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the LifePath Dynamic Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Dynamic Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Dynamic Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Dynamic Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the LifePath Dynamic Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath Dynamic 2045 Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
State Street Bank and Trust Co.	$246,560	$(246,560)	—

LifePath Dynamic 2055 Master Portfolio
State Street Bank and Trust Co.	$144,906	$(144,906)	—

[1]

Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above. Cash collateral has been received in connection with securities lending agreements as follows:

LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
$251,683	$147,900

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Dynamic Master Portfolios benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Dynamic Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The LifePath Dynamic Master Portfolios engage in various portfolio investment strategies using derivative contracts both to increase the returns of the LifePath Dynamic Master Portfolios and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the LifePath Dynamic Master Portfolios and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the LifePath Dynamic Master Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

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Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the LifePath Dynamic Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the LifePath Dynamic Master Portfolios are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the LifePath Dynamic Master Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each LifePath Dynamic Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each LifePath Dynamic Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the LifePath Dynamic Master Portfolios’ net assets decline by a stated percentage or the LifePath Dynamic Master Portfolios fail to meet the terms of their ISDA Master Agreements. The result would cause the LifePath Dynamic Master Portfolios to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the LifePath Dynamic Master Portfolios and the counterparty.

Cash collateral that has been pledged to cover obligations of the LifePath Dynamic Master Portfolios and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the LifePath Dynamic Master Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the LifePath Dynamic Master Portfolios. Any additional required collateral is delivered to/pledged by the LifePath Dynamic Master Portfolios on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A LifePath Dynamic Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the LifePath Dynamic Master Portfolios from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the LifePath Dynamic Master Portfolios have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the LifePath Dynamic Master Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

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Investment Advisory: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Dynamic Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Dynamic Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Dynamic Master Portfolio.

For such services, each LifePath Dynamic Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.35% of the average daily value of each LifePath Dynamic Master Portfolio’s net assets.

With respect to the LifePath Dynamic Master Portfolios, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), affiliates of the Manager. The Manager pays BIL and BRS, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each LifePath Dynamic Master Portfolio to the Manager.

Administration: MIP, on behalf of the LifePath Dynamic Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the LifePath Dynamic Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Dynamic Master Portfolios. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the LifePath Dynamic Master Portfolios, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath Dynamic Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Dynamic Master Portfolios.

Expense Limitations and Waivers: BFA, with respect to each LifePath Dynamic Master Portfolio, has contractually agreed to waive 0.30% of its advisory fees through April 30, 2018. For the six months ended June 30, 2017, the amounts waived are included in fees waived and/or reimbursed by the Manager in the Statements of Operations as follows:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Amounts waived	$88,388	$78,061	$50,092	$25,530

With respect to each LifePath Dynamic Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Dynamic Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Dynamic Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2017, the amounts waived were as follows:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Amounts waived	$1,013	$977	$1,012	$636

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the LifePath Dynamic Master Portfolios. BAL has contractually agreed to waive and/or reimburse the LifePath Dynamic Master Portfolios or provide an offsetting credit against the administration fees paid by the LifePath Dynamic Master Portfolios in an amount equal to the independent expenses through April 30, 2027. If the LifePath Dynamic Master Portfolios do not pay administration fees, BFA agrees to cap the expenses of the LifePath Dynamic Master Portfolios at the rate at which it pays an investment advisory fee to BFA. For the six months ended June 30, 2017, the LifePath Dynamic Master Portfolios waived and/or reimbursed the following amounts:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Amounts waived and/or reimbursed	$13,916	$13,828	$13,527	$13,348

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Dynamic Master Portfolios and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Dynamic Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to

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securities lending. The LifePath Dynamic Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Dynamic Master Portfolios bear to an annual rate of 0.04% (the “collateral investment fees”). The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Dynamic Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Dynamic Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Dynamic Master Portfolio’s, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Dynamic Master Portfolio is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2017, each LifePath Dynamic Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Amounts	$443	$293	$222	$192

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the LifePath Dynamic Master Portfolios may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the LifePath Dynamic Master Portfolios investment policies and restrictions. The LifePath Dynamic Master Portfolios are currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the LifePath Dynamic Master Portfolios did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Each LifePath Dynamic Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

The LifePath Dynamic Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Loss
LifePath Dynamic 2025 Master Portfolio	$16,864	$35,494	$(3,276)
LifePath Dynamic 2035 Master Portfolio	$30,299	$63,851	$(6,086)
LifePath Dynamic 2045 Master Portfolio	$26,988	$57,207	$(5,299)
LifePath Dynamic 2055 Master Portfolio	$14,485	$30,437	$(2,881)

BLACKROCK FUNDS III	JUNE 30, 2017	87

Notes to Financial Statements (continued)	Master Investment Portfolio

7. Purchases and Sales:

For the six months ended June 30, 2017, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios, excluding short-term securities, were as follows:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Purchases	$10,952,480	$10,315,695	$7,629,740	$5,133,258
Sales	$12,819,200	$16,253,732	$10,413,791	$8,263,182

8. Income Tax Information:

Each LifePath Dynamic Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath Dynamic Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Dynamic Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath Dynamic Master Portfolio’s assets will be managed so an investor in the LifePath Dynamic Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Dynamic Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Dynamic Master Portfolio U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on each LifePath Dynamic Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Dynamic Master Portfolios as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Dynamic Master Portfolios’ financial statements.

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	LifePath Dynamic 2025 Master Portfolio	LifePath Dynamic 2035 Master Portfolio	LifePath Dynamic 2045 Master Portfolio	LifePath Dynamic 2055 Master Portfolio
Tax cost	$58,211,227	$47,565,652	$31,257,056	$14,996,296

Gross unrealized appreciation	$7,005,051	$8,490,924	$5,595,598	$2,590,055
Gross unrealized depreciation	(4,498,612)	(5,643,750)	(3,435,458)	(1,389,276)

Net unrealized appreciation	$2,506,439	$2,847,174	$2,160,140	$1,200,779

9. Bank Borrowings:

MIP, on behalf of the LifePath Dynamic Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the LifePath Dynamic Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Dynamic Master Portfolios, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2017, the LifePath Dynamic Master Portfolios did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain LifePath Dynamic Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the LifePath Dynamic Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the LifePath Dynamic Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

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Notes to Financial Statements (concluded)	Master Investment Portfolio

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The LifePath Dynamic Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A LifePath Dynamic Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each LifePath Dynamic Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a LifePath Dynamic Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which a LifePath Dynamic Master Portfolio invests.

Counterparty Credit Risk: Similar to issuer credit risk, the LifePath Dynamic Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Dynamic Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Dynamic Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Dynamic Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Dynamic Master Portfolios.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A LifePath Dynamic Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such LifePath Dynamic Master Portfolio.

With exchange-traded futures, there is less counterparty credit risk to the LifePath Dynamic Master Portfolios since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a LifePath Dynamic Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the LifePath Dynamic Master Portfolios.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Dynamic Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2017	89

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of LifePath Dynamic 2025 Master Portfolio, LifePath Dynamic 2035 Master Portfolio, LifePath Dynamic 2045 Master Portfolio and LifePath Dynamic 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to each Master Portfolio (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BSL,” and together with BIL, the “Sub-Advisors”) with respect to each Master Portfolio (the “BSL Sub-Advisory Agreement,” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). Each of BlackRock LifePath Dynamic 2025 Fund, BlackRock LifePath Dynamic 2035 Fund, BlackRock LifePath Dynamic 2045 Fund and BlackRock LifePath Dynamic 2055 Fund (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to each Master Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

90	BLACKROCK FUNDS III	JUNE 30, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds as determined by Broadridge1 and the applicable Morningstar Classification; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; and (g) sales and redemption data regarding each Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to each Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Master Portfolio and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Master Portfolio, each for a one-year term ending June 30, 2018. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the relevant Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolios and the Portfolios. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to other funds in its applicable Broadridge category and the applicable Morningstar Classification. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

BlackRock believes that the Morningstar Performance Universe is an appropriate performance metric for each of the Portfolios.

The Board noted that each for the one-, three- and five-year periods reported, each of the Portfolios ranked in the third, third and fourth quartiles, respectively, against its respective Morningstar Performance Universe.

The Board and BlackRock reviewed the underperformance of each of the Master Portfolios during these periods. The Board was informed that, among other things, the commodities exposure of each Master Portfolio, coupled with the performance of Active Stock Master, which is the large cap equity strategy of each Master Portfolio, hindered performance over the five-year period. For each Master Portfolios, underperformance during the one-year period was driven by an underweight position in domestic small cap equities and an overweight position in REITs.

The Board and BlackRock discussed BlackRock’s strategy for improving the investment performance of each Master Portfolio/Portfolio. Discussions covered topics, for each Master Portfolio and Portfolio, as applicable, such as: investment risks undertaken; performance attribution; investment personnel; and the resources appropriate to support the investment processes.

The Board noted that effective November 7, 2016, each Master Portfolio/Portfolio had undergone changes in investment strategy and portfolio management team, and in connection with such changes, BlackRock LifePath 2025 Fund changed its name to BlackRock LifePath Dynamic 2025 Fund, BlackRock LifePath 2035 Fund changed its name to BlackRock LifePath Dynamic 2035 Fund, BlackRock LifePath 2045 Fund changed its name to BlackRock LifePath Dynamic 2045 Fund and BlackRock LifePath 2055 Fund changed its name to BlackRock LifePath Dynamic 2055 Fund.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding Portfolio’s Broadridge category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of other funds in the corresponding Fund’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to the relevant Master Portfolio or Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

BlackRock has reviewed with the Board that the varying fee structures for fund of funds can limit the value of advisory fee comparisons.

The Board also noted that LifePath Dynamic 2055 Master Portfolio’s contractual advisory fee rate ranked third out of four funds, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked first out of four funds and in the first quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that, with respect to each of LifePath Dynamic 2035 Master Portfolio and LifePath Dynamic 2045 Master Portfolio, the respective Master Portfolio’s contractual advisory fee rate ranked in the third quartile, and the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked in the third and first quartiles, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that LifePath Dynamic 2025 Master Portfolio’s contractual advisory fee rate ranked in the third quartile, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio ranked in the fourth and first quartiles, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that, with respect to each Master Portfolio, BlackRock has contractually agreed to waive a portion of the advisory fee for the Master Portfolio. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

BLACKROCK FUNDS III	JUNE 30, 2017	93

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the (i) Advisory Agreement between the Manager and the Master Fund with respect to each Master Portfolio, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Master Portfolio and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Master Portfolio, each for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

94	BLACKROCK FUNDS III	JUNE 30, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisers BlackRock International Limited Edinburgh EH3 8BL, United Kingdom BlackRock (Singapore) Limited 079912 Singapore	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

Administrator BlackRock Advisors, LLC Wilmington, DE 19809

BLACKROCK FUNDS III	JUNE 30, 2017	95

Additional Information

General Information

Householding

The LifePath Dynamic Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Dynamic Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Dynamic Funds/LifePath Dynamic Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Dynamic Funds’/LifePath Dynamic Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Dynamic Funds/LifePath Dynamic Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each LifePath Dynamic Fund/LifePath Dynamic Master Portfolio voted proxies relating to securities held in each LifePath Dynamic Fund’s/LifePath Dynamic Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

96	BLACKROCK FUNDS III	JUNE 30, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	JUNE 30, 2017	97

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Dynamic Fund unless preceded or accompanied by the LifePath Dynamic Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPincre-6/17-SAR

JUNE 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds III

➢	BlackRock LifePath® Index Retirement Fund
➢	BlackRock LifePath® Index 2020 Fund
➢	BlackRock LifePath® Index 2025 Fund
➢	BlackRock LifePath® Index 2030 Fund
➢	BlackRock LifePath® Index 2035 Fund
➢	BlackRock LifePath® Index 2040 Fund
➢	BlackRock LifePath® Index 2045 Fund
➢	BlackRock LifePath® Index 2050 Fund
➢	BlackRock LifePath® Index 2055 Fund
➢	BlackRock LifePath® Index 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. For its part, the European Central Bank also began to signal its intent to wind down asset purchases and begin the long move toward policy normalization, contingent upon further improvement in economic growth.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the outlook for economic growth have kept markets relatively tranquil.

In the fifth edition of our Global Investor Pulse Survey, we heard from 28,000 individuals across 18 countries, including more than 4,000 respondents from the United States. While retirement remains the single most important issue for American investors, only a third of respondents feel confident that they will have enough retirement income, and nearly 40% of respondents have yet to begin saving for retirement. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.34%	17.90%
U.S. small cap equities (Russell 2000® Index)	4.99	24.60
International equities (MSCI Europe, Australasia, Far East Index)	13.81	20.27
Emerging market equities (MSCI Emerging Markets Index)	18.43	23.75
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.31	0.49
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.08	(5.58)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.27	(0.31)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.26	(0.28)
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.92	12.69
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK FUNDS III	JUNE 30, 2017	3

Fund Summary as of June 30, 2017	BlackRock LifePath Index Funds

Portfolio Management Commentary

How did each Portfolio perform?

•

Each of the LifePath Index Funds with target dates of 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and LifePath Index Retirement Fund (together, the “LifePath Index Funds” or the “Funds”) invest in their respective LifePath Index Master Portfolio.

•

For the six-month period ended June 30, 2017, each of the LifePath Index Funds with target dates of 2045, 2050 and 2055 outperformed its respective custom benchmark. For the LifePath Index Funds with target dates of 2030, 2035, 2040 and 2060, each Fund’s Institutional and Class K Shares outperformed its respective custom index, while each Fund’s Investor A Share performed in line. For the LifePath Index 2025 Fund and the LifePath Index Retirement Fund, each Fund’s Institutional Shares performed in line with its respective custom index, while each Fund’s Investor A Shares underperformed and Class K Shares outperformed. For the LifePath Index 2020 Fund, the Fund’s Institutional Shares outperformed its respective custom index, while the Fund’s Investor A Shares and Class K Shares performed in line.

What factors influenced performance?

•	The positive impact of fair value pricing in the underlying international strategies, which are held in larger percentages in the farther-dated funds, contributed to relative performance.

•	There were no meaningful detractors from performance.

Describe recent portfolio activity.

•

Each LifePath Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Index Funds were rebalanced in accordance with their updated strategic allocations. Daily cash flows were allocated to the underlying funds and instruments as appropriate.

Describe portfolio positioning at period end.

•	At period end, each of the LifePath Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Index Fund will change over time according to a predetermined “glide path” as each LifePath Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Index Fund, which may be a primary source of income after retirement. As each LifePath Index Fund approaches its target date, its asset allocation will shift so that each LifePath Index Fund invests a greater percentage of its assets in fixed income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Index Fund, and determine whether any changes are required to enable each LifePath Index Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity and fixed income index funds in each LifePath Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Index Fund, reallocations of each LifePath Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Index Fund or achieve a LifePath Index Fund’s investment objective.

4	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes.

Total Return Based on a $10,000 Investment

`

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	52.9%	9.1%	N/A	10.9%	23.2%	3.9%
7/01/12 to 6/30/13	52.9	9.1	0.4%	11.8	21.6	4.2
7/01/13 to 6/30/14	52.9	9.1	0.2	12.0	21.3	4.5
7/01/14 to 6/30/15	51.9	8.9	0.5	12.7	22.1	4.0
7/01/15 to 6/30/16	51.2	8.8	0.5	13.2	22.4	3.9
7/01/16 to 6/30/17	51.2	8.8	0.5	13.3	22.1	4.0

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2017

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	5.32%	6.85%	5.71%	5.34%
Investor A	5.20	6.60	5.45	5.07
Class K	5.44	6.90	5.76	5.38
LifePath Index Retirement Fund Custom Benchmark	5.34	7.14	5.92	5.50
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	2.21	2.98
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	0.27	2.19
FTSE EPRA/NAREIT Developed Index	4.84	0.21	7.50	5.96
MSCI ACWI ex USA IMI Index	14.30	20.43	7.58	3.17
Russell 1000® Index	9.27	18.03	14.67	12.37
Russell 2000® Index	4.99	24.60	13.70	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	5

BlackRock LifePath Index 2020 Fund

Investment Objective

BlackRock LifePath® Index 2020 Fund’s (“LifePath Index 2020 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2020 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	37.9%	6.1%	N/A	17.3%	35.0%	3.7%
7/01/12 to 6/30/13	39.9	6.4	3.3%	16.1	30.7	3.6
7/01/13 to 6/30/14	41.9	6.8	2.9	15.8	28.7	3.9
7/01/14 to 6/30/15	41.1	6.7	3.2	16.4	29.0	3.5
7/01/15 to 6/30/16	41.3	6.9	3.1	16.7	28.5	3.4
7/01/16 to 6/30/17	43.1	7.2	2.7	16.3	27.2	3.6

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2017

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	6.17%	8.29%	6.96%	5.95%
Investor A	6.06	8.06	6.70	5.68
Class K	6.11	8.26	7.01	5.98
LifePath Index 2020 Fund Custom Benchmark	6.09	8.59	7.15	6.10
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	2.21	2.98
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	0.27	2.19
FTSE EPRA/NAREIT Developed Index	4.84	0.21	7.50	5.96
MSCI ACWI ex USA IMI Index	14.30	20.43	7.58	3.17
Russell 1000® Index	9.27	18.03	14.67	12.37
Russell 2000® Index	4.99	24.60	13.70	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	30.9%	4.8%	N/A	20.3%	40.5%	3.5%
7/01/12 to 6/30/13	32.9	5.1	4.8%	18.4	35.6	3.2
7/01/13 to 6/30/14	34.8	5.4	4.7	18.2	33.5	3.4
7/01/14 to 6/30/15	32.6	5.1	5.4	19.4	34.4	3.1
7/01/15 to 6/30/16	31.8	5.1	5.8	19.9	34.4	3.0
7/01/16 to 6/30/17	33.1	5.4	5.7	19.7	33.1	3.0

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2017

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	7.03%	9.97%	7.83%	6.47%
Investor A	6.92	9.72	7.59	6.21
Class K	7.14	10.11	7.89	6.52
LifePath Index 2025 Fund Custom Benchmark	7.02	10.32	8.02	6.61
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	2.21	2.98
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	0.27	2.19
FTSE EPRA/NAREIT Developed Index	4.84	0.21	7.50	5.96
MSCI ACWI ex USA IMI Index	14.30	20.43	7.58	3.17
Russell 1000® Index	9.27	18.03	14.67	12.37
Russell 2000® Index	4.99	24.60	13.70	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	7

BlackRock LifePath Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	24.7%	3.6%	N/A	22.9%	45.4%	3.4%
7/01/12 to 6/30/13	26.6	4.0	6.2%	20.4	39.9	2.9
7/01/13 to 6/30/14	28.6	4.2	6.2	20.3	37.7	3.0
7/01/14 to 6/30/15	24.6	3.7	7.5	22.1	39.5	2.7
7/01/15 to 6/30/16	22.7	3.5	8.3	23.0	40.0	2.6
7/01/16 to 6/30/17	24.1	3.8	8.3	22.8	38.6	2.5

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2017

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	7.92%	11.52%	8.60%	6.93%
Investor A	7.80	11.35	8.35	6.68
Class K	7.95	11.68	8.66	6.96
LifePath Index 2030 Fund Custom Benchmark	7.85	11.90	8.77	7.05
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	2.21	2.98
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	0.27	2.19
FTSE EPRA/NAREIT Developed Index	4.84	0.21	7.50	5.96
MSCI ACWI ex USA IMI Index	14.30	20.43	7.58	3.17
Russell 1000® Index	9.27	18.03	14.67	12.37
Russell 2000® Index	4.99	24.60	13.70	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	19.1%	2.5%	N/A	25.3%	49.8%	3.3%
7/01/12 to 6/30/13	21.1	2.8	7.4%	22.2	43.8	2.7
7/01/13 to 6/30/14	23.1	3.0	7.6	22.2	41.4	2.7
7/01/14 to 6/30/15	17.3	2.3	9.3	24.6	44.1	2.4
7/01/15 to 6/30/16	14.0	2.0	10.6	25.9	45.2	2.2
7/01/16 to 6/30/17	15.4	2.3	10.9	25.7	43.8	2.0

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2017

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	8.80%	13.10%	9.32%	7.33%
Investor A	8.70	12.86	9.03	7.05
Class K	8.83	13.17	9.35	7.36
LifePath Index 2035 Fund Custom Benchmark	8.65	13.43	9.46	7.45
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	2.21	2.98
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	0.27	2.19
FTSE EPRA/NAREIT Developed Index	4.84	0.21	7.50	5.96
MSCI ACWI ex USA IMI Index	14.30	20.43	7.58	3.17
Russell 1000® Index	9.27	18.03	14.67	12.37
Russell 2000® Index	4.99	24.60	13.70	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	9

BlackRock LifePath Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	14.1%	1.4%	N/A	27.4%	53.8%	3.3%
7/01/12 to 6/30/13	16.1	1.6	8.6%	23.9	47.4	2.4
7/01/13 to 6/30/14	18.2	1.9	8.8	23.9	44.8	2.4
7/01/14 to 6/30/15	10.9	1.2	11.1	26.8	47.8	2.2
7/01/15 to 6/30/16	6.2	0.8	13.0	28.6	49.5	2.0
7/01/16 to 6/30/17	7.6	1.0	13.2	28.4	48.1	1.6

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2017

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	9.56%	14.50%	9.94%	7.70%
Investor A	9.37	14.17	9.64	7.41
Class K	9.58	14.55	9.99	7.74
LifePath Index 2040 Fund Custom Benchmark	9.38	14.80	10.08	7.80
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	2.21	2.98
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	0.27	2.19
FTSE EPRA/NAREIT Developed Index	4.84	0.21	7.50	5.96
MSCI ACWI ex USA IMI Index	14.30	20.43	7.58	3.17
Russell 1000® Index	9.27	18.03	14.67	12.37
Russell 2000® Index	4.99	24.60	13.70	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	9.8%	N/A	N/A	29.5%	57.5%	3.2%
7/01/12 to 6/30/13	12.1	N/A	9.6%	25.4	50.7	2.2
7/01/13 to 6/30/14	14.5	N/A	9.9	25.5	48.0	2.1
7/01/14 to 6/30/15	7.3	0.1%	12.4	28.2	49.9	2.1
7/01/15 to 6/30/16	2.1	0.2	14.4	30.1	51.3	1.9
7/01/16 to 6/30/17	2.6	0.3	15.0	30.4	50.2	1.6

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2017

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	10.07%	15.34%	10.48%	7.94%
Investor A	9.96	15.09	10.21	7.68
Class K	10.08	15.38	10.52	8.00
LifePath Index 2045 Fund Custom Benchmark	9.83	15.63	10.62	8.09
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	2.21	2.98
Bloomberg Barclays U.S. TIPS Index (Series L)	0.85	(0.63)	0.27	2.19
FTSE EPRA/NAREIT Developed Index	4.84	0.21	7.50	5.96
MSCI ACWI ex USA IMI Index	14.30	20.43	7.58	3.17
Russell 1000® Index	9.27	18.03	14.67	12.37
Russell 2000® Index	4.99	24.60	13.70	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	11

BlackRock LifePath Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	4.4%	N/A	31.5%	60.8%	3.3%
7/01/12 to 6/30/13	6.8	10.6%	26.9	53.7	2.0
7/01/13 to 6/30/14	9.2	11.0	27.0	51.0	1.8
7/01/14 to 6/30/15	4.8	13.0	29.0	51.2	2.1
7/01/15 to 6/30/16	1.0	14.8	30.6	51.6	2.0
7/01/16 to 6/30/17	1.0	15.6	31.1	50.7	1.6

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2017

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[3]
Institutional	10.18%	15.59%	10.89%	8.16%
Investor A	10.08	15.27	10.63	7.88
Class K	10.21	15.65	10.94	8.20
LifePath Index 2050 Fund Custom Benchmark	9.99	15.91	11.03	8.29
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	2.21	2.98
FTSE EPRA/NAREIT Developed Index	4.84	0.21	7.50	5.96
MSCI ACWI ex USA IMI Index	14.30	20.43	7.58	3.17
Russell 1000® Index	9.27	18.03	14.67	12.37
Russell 2000® Index	4.99	24.60	13.70	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	BLACKROCK FUNDS III	JUNE 30, 2017

BlackRock LifePath Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/11 to 6/30/12	1.0%	N/A	33.9%	58.7%	6.4%
7/01/12 to 6/30/13	1.6	11.9%	28.3	56.2	2.0
7/01/13 to 6/30/14	4.0	12.5	28.5	53.2	1.8
7/01/14 to 6/30/15	2.7	13.5	29.6	52.1	2.0
7/01/15 to 6/30/16	1.0	14.8	30.6	51.6	2.0
7/01/16 to 6/30/17	1.0	15.6	31.1	50.7	1.6

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2017

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Year	Since Inception[3]
Institutional	10.24%	15.55%	11.29%	8.35%
Investor A	10.05	15.24	11.00	8.07
Class K	10.26	15.61	11.34	8.39
LifePath Index 2055 Fund Custom Benchmark	9.99	15.91	11.38	8.43
Bloomberg Barclays U.S. Aggregate Bond Index	2.27	(0.31)	2.21	2.98
FTSE EPRA/NAREIT Developed Index	4.84	0.21	7.50	5.96
MSCI ACWI ex USA IMI Index	14.30	20.43	7.58	3.17
Russell 1000® Index	9.27	18.03	14.67	12.37
Russell 2000® Index	4.99	24.60	13.70	10.33

[3]	The LifePath Index Fund commenced operations on May 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS III	JUNE 30, 2017	13

BlackRock LifePath Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Index Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Total Return Based on a $10,000 Investment

[1]

The LifePath Index Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”), comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

The LifePath Index Fund’s custom benchmark consists of the following:

Period[3]	Bloomberg Barclays U.S. Aggregate Bond Index	FTSE EPRA/NAREIT Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
7/01/16 - 6/30/17	1.0%	15.6%	31.1%	50.7%	1.6%

See “About Fund Performance” on page 15 for descriptions of the indexes.

Performance Summary for the Period Ended June 30, 2017

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	Since Inception[3]
Institutional	10.20%	15.63%	19.77%
Investor A	10.02	15.36	19.42
Class K	10.22	15.68	19.82
LifePath Index 2060 Fund Custom Benchmark	9.99	15.91	19.58
Barclays U.S. Aggregate Bond Index	2.27	(0.31)	2.11
FTSE EPRA/NAREIT Developed Real Estate Index	4.84	0.21	9.96
MSCI ACWI ex USA IMI Index	14.30	20.43	21.33
Russell 1000® Index	9.27	18.03	21.35
Russell 2000® Index	4.99	24.60	28.44

[3]	The LifePath Index Fund commenced operations on February 29, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	BLACKROCK FUNDS III	JUNE 30, 2017

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath Index Fund distributions or the redemption of LifePath Index Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Index Funds’ administrator, has contractually agreed to waive and/or reimburse a portion of each LifePath Index Fund’s expenses. Without such waiver and/or reimbursement, each LifePath Index Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Fund’s changing asset allocations over time. As of June 30, 2017, the following indexes are used to calculate the LifePath Index Funds’ custom benchmarks: Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series L), FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity. The Bloomberg Barclays U.S. TIPS Index (Series L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000® Index represents approximately 92% of the total market capitalization of the Russell 3000® Index. The Russell 2000® Index is an unmanaged index that is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that Index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2017 and held through June 30, 2017) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Index Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS III	JUNE 30, 2017	15

Disclosure of Expenses (concluded)

Expense Examples
	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
LifePath Index Retirement Fund
Institutional	$1,000.00	$1,053.20	$0.66	$1,000.00	$1,024.15	$0.65	0.13%
Investor A	$1,000.00	$1,052.00	$1.93	$1,000.00	$1,022.91	$1.91	0.38%
Class K	$1,000.00	$1,054.40	$0.41	$1,000.00	$1,024.40	$0.40	0.08%
LifePath Index 2020 Fund
Institutional	$1,000.00	$1,061.70	$0.66	$1,000.00	$1,024.15	$0.65	0.13%
Investor A	$1,000.00	$1,060.60	$1.94	$1,000.00	$1,022.91	$1.91	0.38%
Class K	$1,000.00	$1,061.10	$0.41	$1,000.00	$1,024.40	$0.40	0.08%
LifePath Index 2025 Fund
Institutional	$1,000.00	$1,070.30	$0.67	$1,000.00	$1,024.15	$0.65	0.13%
Investor A	$1,000.00	$1,069.20	$1.95	$1,000.00	$1,022.91	$1.91	0.38%
Class K	$1,000.00	$1,071.40	$0.41	$1,000.00	$1,024.40	$0.40	0.08%
LifePath Index 2030 Fund
Institutional	$1,000.00	$1,079.20	$0.62	$1,000.00	$1,024.20	$0.60	0.12%
Investor A	$1,000.00	$1,078.00	$1.91	$1,000.00	$1,022.96	$1.86	0.37%
Class K	$1,000.00	$1,079.50	$0.36	$1,000.00	$1,024.45	$0.35	0.07%
LifePath Index 2035 Fund
Institutional	$1,000.00	$1,088.00	$0.57	$1,000.00	$1,024.25	$0.55	0.11%
Investor A	$1,000.00	$1,087.00	$1.86	$1,000.00	$1,023.01	$1.81	0.36%
Class K	$1,000.00	$1,088.30	$0.31	$1,000.00	$1,024.50	$0.30	0.06%
LifePath Index 2040 Fund
Institutional	$1,000.00	$1,095.60	$0.57	$1,000.00	$1,024.25	$0.55	0.11%
Investor A	$1,000.00	$1,093.70	$1.87	$1,000.00	$1,023.01	$1.81	0.36%
Class K	$1,000.00	$1,095.80	$0.31	$1,000.00	$1,024.50	$0.30	0.06%
LifePath Index 2045 Fund
Institutional	$1,000.00	$1,100.70	$0.52	$1,000.00	$1,024.30	$0.50	0.10%
Investor A	$1,000.00	$1,099.60	$1.82	$1,000.00	$1,023.06	$1.76	0.35%
Class K	$1,000.00	$1,100.80	$0.26	$1,000.00	$1,024.55	$0.25	0.05%
LifePath Index 2050 Fund
Institutional	$1,000.00	$1,101.80	$0.52	$1,000.00	$1,024.30	$0.50	0.10%
Investor A	$1,000.00	$1,100.80	$1.82	$1,000.00	$1,023.06	$1.76	0.35%
Class K	$1,000.00	$1,102.10	$0.26	$1,000.00	$1,024.55	$0.25	0.05%
LifePath Index 2055 Fund
Institutional	$1,000.00	$1,102.40	$0.47	$1,000.00	$1,024.35	$0.45	0.09%
Investor A	$1,000.00	$1,100.50	$1.77	$1,000.00	$1,023.11	$1.71	0.34%
Class K	$1,000.00	$1,102.60	$0.21	$1,000.00	$1,024.60	$0.20	0.04%
LifePath Index 2060 Fund
Institutional	$1,000.00	$1,102.00	$0.42	$1,000.00	$1,024.40	$0.40	0.08%
Investor A	$1,000.00	$1,100.20	$1.72	$1,000.00	$1,023.16	$1.66	0.33%
Class K	$1,000.00	$1,102.20	$0.21	$1,000.00	$1,024.60	$0.20	0.04%

[1]

For each class of the LifePath Index Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because each LifePath Index Fund invests all its assets in a LifePath Index Master Portfolio, the expense examples reflect the net expenses of both the LifePath Index Fund and the LifePath Index Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

16	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2020 Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund

Assets
Investments at value — from the applicable LifePath Index Master Portfolio[1]	$1,009,522,839	$2,077,634,109	$1,957,447,882	$2,579,837,719	$1,632,837,643
Receivables:
Capital shares sold	2,451,554	3,542,558	5,431,911	5,950,192	3,941,609
From the Administrator	21,207	20,174	20,385	19,672	21,108
Prepaid expenses	40,489	38,636	41,884	36,282	42,764

Total assets	1,012,036,089	2,081,235,477	1,962,942,062	2,585,843,865	1,636,843,124

Liabilities
Payables:
Capital shares redeemed	1,323,091	2,638,706	985,102	2,240,044	1,221,847
Contributions to the LifePath Index Master Portfolio	1,128,463	903,853	4,446,809	3,710,148	2,719,762
Income dividends	127,043	93,613	57,032	159,517	30,302
Transfer agent fees	30,904	42,557	34,268	40,235	29,083
Professional fees	22,311	19,578	19,583	19,308	19,674
Printing fees	21,072	21,068	21,012	19,949	21,456
Service fees	17,223	40,106	31,205	54,507	29,210
Independent Trustees’ fees	15	100	—	66	24
Registration fees	—	12,322	23,000	33,750	16,500
Other accrued expenses	5,412	12,318	7,019	18,244	8,313

Total liabilities	2,675,534	3,784,221	5,625,030	6,295,768	4,096,171

Net Assets	$1,009,360,555	$2,077,451,256	$1,957,317,032	$2,579,548,097	$1,632,746,953

Net Assets Consist of
Paid-in capital	$941,852,658	$1,910,136,499	$1,803,816,285	$2,337,452,724	$1,474,683,653
Distributions in excess of net investment income	(1,319,730)	(2,265,400)	(1,194,106)	(1,567,607)	(582,518)
Accumulated net realized gain allocated from the applicable LifePath Index Master Portfolio	18,074,649	45,701,661	21,671,595	44,855,650	17,654,686
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Index Master Portfolio	50,752,978	123,878,496	133,023,258	198,807,330	140,991,132

Net Assets	$1,009,360,555	$2,077,451,256	$1,957,317,032	$2,579,548,097	$1,632,746,953

Net Asset Value
Institutional:
Net assets	$77,383,945	$101,309,621	$89,347,033	$121,740,856	$81,640,410

Shares outstanding[2]	6,544,907	8,300,376	7,077,821	9,492,724	6,213,401

Net asset value	$11.82	$12.21	$12.62	$12.82	$13.14

Investor A:
Net assets	$84,049,802	$194,502,070	$152,305,262	$265,502,554	$142,164,578

Shares outstanding[2]	7,115,197	15,962,115	12,078,399	20,712,491	10,844,191

Net asset value	$11.81	$12.19	$12.61	$12.82	$13.11

Class K:
Net assets	$847,926,808	$1,781,639,565	$1,715,664,737	$2,192,304,687	$1,408,941,965

Shares outstanding[2]	71,752,293	145,987,456	135,860,970	171,107,783	107,316,488

Net asset value	$11.82	$12.20	$12.63	$12.81	$13.13

[1] Investments at cost — from the applicable LifePath Index Master Portfolio	$958,769,861	$1,953,755,613	$1,824,424,624	$2,381,030,389	$1,491,846,511
2 No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	17

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)	BlackRock LifePath Index 2040 Fund	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund

Assets
Investments at value — from the applicable LifePath Index Master Portfolio[1]	$1,887,516,935	$1,037,521,561	$963,197,901	$406,390,501	$34,522,412
Receivables:
Capital shares sold	4,513,892	5,989,908	2,235,755	1,611,769	156,616
From the Administrator	20,484	19,018	19,462	22,573	23,441
Withdrawals to the LifePath Index Master Portfolio	—	—	—	—	17,944
Prepaid expenses	41,182	36,113	33,862	31,714	33,506

Total assets	1,892,092,493	1,043,566,600	965,486,980	408,056,557	34,753,919

Liabilities
Payables:
Capital shares redeemed	836,282	260,303	368,989	100,567	174,560
Contributions to the LifePath Index Master Portfolio	3,677,610	5,729,605	1,866,766	1,511,202	—
Income dividends	112,709	32,592	33,418	17,724	7,636
Transfer agent fees	27,290	17,775	19,643	6,084
Professional fees	19,871	22,514	21,142	21,682	7,714
Printing fees	21,081	22,580	22,187	16,320	1,546
Service fees	37,363	14,802	17,154	6,869	334
Independent Trustees’ fees	—	9	15	—	—
Registration fees	17,750	—	—	—	—
Other accrued expenses	13,412	6,206	5,401	4,139	—

Total liabilities	4,763,368	6,106,386	2,354,715	1,684,587	191,790

Net Assets	$1,887,329,125	$1,037,460,214	$963,132,265	$406,371,970	$34,562,129

Net Assets Consist of
Paid-in capital	$1,685,555,394	$932,288,145	$864,028,784	$368,245,201	$32,822,437
Undistributed (distributions in excess of) net investment income	(658,746)	(191,820)	(180,206)	(40,783)	4,465
Accumulated net realized gain (loss) allocated from the applicable LifePath Index Master Portfolio	28,530,236	8,687,506	8,523,563	725,424	(84,449)
Net unrealized appreciation (depreciation) allocated from the applicable LifePath Index Master Portfolio	173,902,241	96,676,383	90,760,124	37,442,128	1,819,676

Net Assets	$1,887,329,125	$1,037,460,214	$963,132,265	$406,371,970	$34,562,129

Net Asset Value
Institutional:
Net assets	$88,480,762	$60,494,888	$56,579,601	$39,769,328	$503,777

Shares outstanding[2]	6,634,093	4,444,727	4,097,526	2,827,479	40,557

Net asset value	$13.34	$13.61	$13.81	$14.07	$12.42

Investor A:
Net assets	$182,280,395	$72,560,436	$84,132,252	$34,282,992	$1,678,071

Shares outstanding[2]	13,691,430	5,341,144	6,105,141	2,442,092	135,275

Net asset value	$13.31	$13.59	$13.78	$14.04	$12.40

Class K:
Net assets	$1,616,567,968	$904,404,890	$822,420,412	$332,319,650	$32,380,281

Shares outstanding[2]	121,223,070	66,401,152	59,560,514	23,625,491	2,606,711

Net asset value	$13.34	$13.62	$13.81	$14.07	$12.42

[1] Investments at cost — from the applicable LifePath Index Master Portfolio	$1,713,614,694	$940,845,178	$872,437,777	$368,948,373	$32,702,736
2 No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Operations

Six Months Ended June 30, 2017 (Unaudited)	BlackRock LifePath Index Retirement Fund	BlackRock LifePath Index 2020 Fund	BlackRock LifePath Index 2025 Fund	BlackRock LifePath Index 2030 Fund	BlackRock LifePath Index 2035 Fund

Investment Income
Net investment income allocated from the applicable LifePath Index Master Portfolio:
Dividends — affiliated	$4,567,140	$11,263,978	$12,222,167	$18,597,806	$13,137,671
Interest — affiliated	5,274,444	9,245,217	6,506,171	6,292,802	2,610,193
Securities lending income — affiliated — net	8,726	27,080	14,308	11,739	10,247
Expenses	(419,028)	(843,077)	(738,888)	(957,979)	(592,628)
Fees waived	66,962	111,684	91,556	145,916	134,728

Total investment income	9,498,244	19,804,882	18,095,314	24,090,284	15,300,211

Fund Expenses
Administration	138,671	285,016	259,608	340,318	215,173
Service and distribution — class specific	95,349	218,603	177,257	294,723	166,735
Transfer agent — class specific	56,100	91,118	72,320	110,134	67,517
Registration	26,560	28,119	26,254	27,552	27,354
Professional	14,168	13,868	13,768	13,895	13,656
Printing	5,219	5,294	5,264	5,742	5,075
Independent Trustees	153	410	247	416	231
Miscellaneous	5,054	9,645	9,650	10,680	5,269
Recoupment of past waived fees — class specific	903	2,044	2,237	4,157	3,524

Total expenses	342,177	654,117	566,605	807,617	504,534

Less:
Fees waived by the Administrator	(138,671)	(285,016)	(259,608)	(340,318)	(215,173)
Fees reimbursed by the Administrator	(50,013)	(53,061)	(50,909)	(54,011)	(51,186)
Transfer agent fees waived and/or reimbursed — class specific	(20,202)	(26,670)	(18,777)	(29,367)	(19,660)

Total expenses after fees waived and/or reimbursed	133,291	289,370	237,311	383,921	218,515

Net investment income	9,364,953	19,515,512	17,858,003	23,706,363	15,081,696

Realized and Unrealized Gain (Loss) Allocated from the applicable LifePath Index Master Portfolio
Net realized gain from investments	1,879,660	4,662,086	3,200,522	4,396,182	1,960,866
Net change in unrealized appreciation (depreciation) on investments	36,652,556	87,848,533	95,201,728	142,084,107	100,852,830

Net realized and unrealized gain	38,532,216	92,510,619	98,402,250	146,480,289	102,813,696

Net Increase in Net Assets Resulting from Operations	$47,897,169	$112,026,131	$116,260,253	$170,186,652	$117,895,392

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	19

Statements of Operations

Six Months Ended June 30, 2017 (Unaudited)	BlackRock LifePath Index 2040 Fund	BlackRock LifePath Index 2045 Fund	BlackRock LifePath Index 2050 Fund	BlackRock LifePath Index 2055 Fund	BlackRock LifePath Index 2060 Fund

Investment Income
Net investment income allocated from the applicable LifePath Index Master Portfolio:
Dividends — affiliated	$16,609,999	$9,464,374	$8,949,155	$3,682,141	$255,611
Interest — affiliated	1,577,362	342,235	181,072	70,921	4,387
Securities lending income — affiliated — net	6,236	15,193	641	2,664	578
Expenses	(671,610)	(357,097)	(331,615)	(142,584)	(23,904)
Fees waived	178,354	127,165	117,800	76,412	19,881

Total investment income	17,700,341	9,591,870	8,917,053	3,689,554	256,553

Fund Expenses
Administration	246,000	132,182	122,708	50,312	3,144
Service and distribution — class specific	200,505	83,154	89,810	37,500	1,230
Transfer agent — class specific	81,096	49,088	57,022	36,354	3,497
Registration	28,486	23,826	24,902	21,131	21,506
Professional	13,774	14,282	15,626	15,380	15,333
Printing	5,254	4,857	4,999	7,524	3,268
Independent Trustees	244	117	117	3	—
Offering costs	—	—	—	—	20,222
Miscellaneous	5,732	3,013	2,404	3,028	2,993
Recoupment of past waived fees — class specific	3,804	1,272	377	—	—

Total expenses	584,895	311,791	317,965	171,232	71,193

Less:
Fees waived by the Administrator	(246,000)	(132,182)	(122,708)	(50,312)	(3,144)
Fees reimbursed by the Administrator	(53,092)	(46,038)	(47,993)	(47,016)	(63,264)
Transfer agent fees waived and/or reimbursed — class specific	(26,699)	(20,564)	(27,453)	(20,445)	(3,226)

Total expenses after fees waived and/or reimbursed	259,104	113,007	119,811	53,459	1,559

Net investment income	17,441,237	9,478,863	8,797,242	3,636,095	254,994

Realized and Unrealized Gain (Loss) Allocated from the applicable LifePath Index Master Portfolio
Net realized gain from investments	2,343,176	938,989	805,394	245,336	8,145
Net change in unrealized appreciation (depreciation) on investments	126,013,807	71,091,329	67,081,160	27,297,021	1,507,299

Net realized and unrealized gain	128,356,983	72,030,318	67,886,554	27,542,357	1,515,444

Net Increase in Net Assets Resulting from Operations	$145,798,220	$81,509,181	$76,683,796	$31,178,452	$1,770,438

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Changes in Net Assets

	BlackRock LifePath Index Retirement Fund		BlackRock LifePath Index 2020 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$9,364,953	$12,420,122	$19,515,512	$27,520,785
Net realized gain	1,879,660	495,436	4,662,086	987,000
Net change in unrealized appreciation (depreciation)	36,652,556	19,161,625	87,848,533	47,041,353

Net increase in net assets resulting from operations	47,897,169	32,077,183	112,026,131	75,549,138

Distributions to Shareholders[1]
From net investment income:
Institutional	(702,642)	(1,415,283)	(910,582)	(1,809,289)
Investor A	(672,243)	(1,099,578)	(1,549,010)	(2,307,356)
Class K	(8,011,512)	(10,239,683)	(16,775,260)	(24,224,618)
From net realized gain:
Institutional	—	(396,435)	—	(356,080)
Investor A	—	(387,014)	—	(647,953)
Class K	—	(3,507,754)	—	(5,692,807)

Decrease in net assets resulting from distributions to shareholders	(9,386,397)	(17,045,747)	(19,234,852)	(35,038,103)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	160,593,506	295,487,788	307,502,958	561,515,855

Net Assets
Total increase in net assets	199,104,278	310,519,224	400,294,237	602,026,890
Beginning of period	810,256,277	499,737,053	1,677,157,019	1,075,130,129

End of period	$1,009,360,555	$810,256,277	$2,077,451,256	$1,677,157,019

Distributions in excess of net investment income, end of period	$(1,319,730)	$(1,298,286)	$(2,265,400)	$(2,546,060)

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	21

Statements of Changes in Net Assets

	BlackRock LifePath Index 2025 Fund		BlackRock LifePath Index 2030 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$17,858,003	$22,714,836	$23,706,363	$31,290,335
Net realized gain (loss)	3,200,522	(2,868,393)	4,396,182	(4,141,751)
Net change in unrealized appreciation (depreciation)	95,201,728	48,798,801	142,084,107	70,914,184

Net increase in net assets resulting from operations	116,260,253	68,645,244	170,186,652	98,062,768

Distributions to Shareholders[1]
From net investment income:
Institutional	(786,187)	(1,594,498)	(1,071,837)	(2,064,771)
Investor A	(1,213,615)	(2,129,053)	(2,073,562)	(2,923,963)
Class K	(15,549,146)	(19,570,027)	(20,052,440)	(27,026,495)
From net realized gain:
Institutional	—	(162,965)	—	(287,713)
Investor A	—	(284,149)	—	(599,477)
Class K	—	(2,593,407)	—	(4,573,876)
From return of capital:
Institutional	—	(3,595)	—	(2,894)
Investor A	—	(5,289)	—	(4,640)
Class K	—	(39,319)	—	(34,619)

Decrease in net assets resulting from distributions to shareholders	(17,548,948)	(26,382,302)	(23,197,839)	(37,518,448)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	422,861,898	616,967,146	521,724,932	773,637,326

Net Assets
Total increase in net assets	521,573,203	659,230,088	668,713,745	834,181,646
Beginning of period	1,435,743,829	776,513,741	1,910,834,352	1,076,652,706

End of period	$1,957,317,032	$1,435,743,829	$2,579,548,097	$1,910,834,352

Distributions in excess of net investment income, end of period	$(1,194,106)	$(1,503,161)	$(1,567,607)	$(2,076,131)

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Changes in Net Assets

	BlackRock LifePath Index 2035 Fund		BlackRock LifePath Index 2040 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$15,081,696	$19,162,475	$17,441,237	$22,877,451
Net realized gain (loss)	1,960,866	(4,188,070)	2,343,176	(5,823,261)
Net change in unrealized appreciation (depreciation)	100,852,830	50,669,306	126,013,807	61,242,373

Net increase in net assets resulting from operations	117,895,392	65,643,711	145,798,220	78,296,563

Distributions to Shareholders[1]
From net investment income:
Institutional	(727,172)	(1,339,405)	(790,969)	(1,570,527)
Investor A	(1,142,408)	(2,108,791)	(1,435,293)	(1,909,212)
Class K	(12,881,756)	(16,052,312)	(14,778,397)	(19,751,840)
From net realized gain:
Institutional	—	(103,800)	—	(146,130)
Investor A	—	(208,486)	—	(283,781)
Class K	—	(1,645,488)	—	(2,410,320)
From return of capital:
Institutional	—	—	—	(3,352)
Investor A	—	—	—	(4,527)
Class K	—	—	—	(38,380)

Decrease in net assets resulting from distributions to shareholders	(14,751,336)	(21,458,282)	(17,004,659)	(26,118,069)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	359,776,053	516,086,230	403,837,320	551,225,731

Net Assets
Total increase in net assets	462,920,109	560,271,659	532,630,881	603,404,225
Beginning of period	1,169,826,844	609,555,185	1,354,698,244	751,294,019

End of period	$1,632,746,953	$1,169,826,844	$1,887,329,125	$1,354,698,244

Distributions in excess of net investment income, end of period	$(582,518)	$(912,878)	$(658,746)	$(1,095,324)

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	23

Statements of Changes in Net Assets

	BlackRock LifePath Index 2045 Fund		BlackRock LifePath Index 2050 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$9,478,863	$11,364,719	$8,797,242	$10,953,086
Net realized gain (loss)	938,989	(3,669,490)	805,394	(4,050,177)
Net change in unrealized appreciation (depreciation)	71,091,329	33,053,757	67,081,160	31,821,083

Net increase in net assets resulting from operations	81,509,181	40,748,986	76,683,796	38,723,992

Distributions to Shareholders[1]
From net investment income:
Institutional	(523,842)	(1,050,895)	(502,630)	(942,459)
Investor A	(576,445)	(1,054,376)	(650,865)	(847,800)
Class K	(8,147,877)	(9,413,775)	(7,422,040)	(9,304,550)
From net realized gain:
Institutional	—	(56,706)	—	(54,860)
Investor A	—	(76,305)	—	(73,983)
Class K	—	(718,183)	—	(674,937)
From return of capital:
Institutional	—	(5,451)	—	(2,961)
Investor A	—	(5,844)	—	(2,901)
Class K	—	(42,909)	—	(26,536)

Decrease in net assets resulting from distributions to shareholders	(9,248,164)	(12,424,444)	(8,575,535)	(11,930,987)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	273,629,209	322,019,423	245,235,773	285,927,767

Net Assets
Total increase in net assets	345,890,226	350,343,965	313,344,034	312,720,772
Beginning of period	691,569,988	341,226,023	649,788,231	337,067,459

End of period	$1,037,460,214	$691,569,988	$963,132,265	$649,788,231

Distributions in excess of net investment income, end of period	$(191,820)	$(422,519)	$(180,206)	$(401,913)

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Changes in Net Assets

	BlackRock LifePath Index 2055 Fund		BlackRock LifePath Index 2060 Fund
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Period February 29, 2016[1] to December 31, 2016

Operations
Net investment income	$3,636,095	$4,057,593	$254,994	$83,683
Net realized gain (loss)	245,336	(1,441,659)	8,145	(88,577)
Net change in unrealized appreciation (depreciation)	27,297,021	12,158,107	1,507,299	312,377

Net increase in net assets resulting from operations	31,178,452	14,774,041	1,770,438	307,483

Distributions to Shareholders[2]
From net investment income:
Institutional	(346,439)	(564,500)	(10,275)	(1,266)
Investor A	(267,227)	(427,098)	(3,552)	(2,905)
Class K	(2,946,324)	(3,116,295)	(234,666)	(81,548)
From net realized gain:
Institutional	—	(38,068)	—	(44)
Investor A	—	(35,292)	—	(145)
Class K	—	(248,468)	—	(3,828)
From return of capital:
Institutional	—	(2,930)	—	(9)
Investor A	—	(2,374)	—	(19)
Class K	—	(14,712)	—	(511)

Decrease in net assets resulting from distributions to shareholders	(3,559,990)	(4,449,737)	(248,493)	(90,275)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	127,772,497	133,646,388	22,302,184	10,520,792

Net Assets
Total increase in net assets	155,390,959	143,970,692	23,824,129	10,738,000
Beginning of period	250,981,011	107,010,319	10,738,000	—

End of period	$406,371,970	$250,981,011	$34,562,129	$10,738,000

Undistributed (distributions in excess of) net investment income, end of period	$(40,783)	$(116,888)	$4,465	$(2,036)

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	25

Financial Highlights	BlackRock LifePath Index Retirement Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.33		$10.97	$11.33	$11.05	$10.49	$9.77

Net investment income[1]	0.12		0.23	0.21	0.21	0.18	0.21
Net realized and unrealized gain (loss)	0.48		0.41	(0.25)	0.42	0.62	0.68

Net increase (decrease) from investment operations	0.60		0.64	(0.04)	0.63	0.80	0.89

Distributions:[2]
From net investment income	(0.11)		(0.22)	(0.21)	(0.21)	(0.19)	(0.15)
From net realized gain	—		(0.06)	(0.11)	(0.14)	(0.05)	(0.02)

Total distributions	(0.11)		(0.28)	(0.32)	(0.35)	(0.24)	(0.17)

Net asset value, end of period	$11.82		$11.33	$10.97	$11.33	$11.05	$10.49

Total Return[3]
Based on net asset value	5.32%	[4]	5.86%	(0.36)%	5.73%	7.68%	9.16%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.17%	[8]	0.19%	0.21%	0.23%	0.26%	0.38%

Total expenses after fees waived and/or reimbursed[6,7]	0.13%	[8]	0.13%	0.14%	0.16%	0.18%	0.16%

Net investment income[6,7]	2.00%	[8]	2.02%	1.79%	1.82%	1.70%	2.00%

Supplemental Data
Net assets, end of period (000)	$77,384		$71,606	$68,492	$68,385	$39,793	$20,223

Portfolio turnover rate of the LifePath Index Master Portfolio	6%	[9]	13% [9]	25% [9]	15% [9]	18% [9]	1% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.02%, 0.02%, 0.03%, 0.02% and 0.06% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.02%	0.02%

[8]	Annualized.

[9]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[10]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Index Retirement Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.32		$10.97	$11.33	$11.05	$10.49	$9.77

Net investment income[1]	0.10		0.20	0.17	0.17	0.16	0.18
Net realized and unrealized gain (loss)	0.49		0.40	(0.24)	0.43	0.62	0.69

Net increase (decrease) from investment operations	0.59		0.60	(0.07)	0.60	0.78	0.87

Distributions:[2]
From net investment income	(0.10)		(0.19)	(0.18)	(0.18)	(0.17)	(0.13)
From net realized gain	—		(0.06)	(0.11)	(0.14)	(0.05)	(0.02)

Total distributions	(0.10)		(0.25)	(0.29)	(0.32)	(0.22)	(0.15)

Net asset value, end of period	$11.81		$11.32	$10.97	$11.33	$11.05	$10.49

Total Return[3]
Based on net asset value	5.20%	[4]	5.51%	(0.61)%	5.50%	7.44%	8.88%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.42%	[8]	0.44%	0.46%	0.48%	0.51%	0.81%

Total expenses after fees waived and/or reimbursed[6,7]	0.38%	[8]	0.38%	0.39%	0.41%	0.43%	0.41%

Net investment income[6,7]	1.76%	[8]	1.75%	1.54%	1.55%	1.45%	1.71%

Supplemental Data
Net assets, end of period (000)	$84,050		$72,286	$61,886	$55,156	$28,215	$7,967

Portfolio turnover rate of the LifePath Index Master Portfolio	6%	[9]	13% [9]	25% [9]	15% [9]	18% [9]	1% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.02%, 0.02%, 0.03%, 0.02% and 0.13% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.02%	0.02%

[8]	Annualized.

[9]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[10]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	27

Financial Highlights (concluded)	BlackRock LifePath Index Retirement Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.32		$10.97	$11.33	$11.05	$10.49	$9.77

Net investment income[1]	0.12		0.23	0.20	0.21	0.19	0.21
Net realized and unrealized gain (loss)	0.49		0.40	(0.23)	0.42	0.61	0.69

Net increase (decrease) from investment operations	0.61		0.63	(0.03)	0.63	0.80	0.90

Distributions:[2]
From net investment income	(0.11)		(0.22)	(0.22)	(0.21)	(0.19)	(0.16)
From net realized gain	—		(0.06)	(0.11)	(0.14)	(0.05)	(0.02)

Total distributions	(0.11)		(0.28)	(0.33)	(0.35)	(0.24)	(0.18)

Net asset value, end of period	$11.82		$11.32	$10.97	$11.33	$11.05	$10.49

Total Return[3]
Based on net asset value	5.44%	[4]	5.82%	(0.31)%	5.78%	7.72%	9.17%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.12%	[8]	0.14%	0.15%	0.19%	0.22%	0.28%

Total expenses after fees waived and/or reimbursed[6,7]	0.08%	[8]	0.08%	0.09%	0.11%	0.14%	0.15%

Net investment income[6,7]	2.05%	[8]	2.05%	1.84%	1.87%	1.74%	2.02%

Supplemental Data
Net assets, end of period (000)	$847,927		$666,364	$369,359	$307,946	$253,463	$173,667

Portfolio turnover rate of the LifePath Index Master Portfolio	6%	[9]	13% [9]	25% [9]	15% [9]	18% [9]	1% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.02%, 0.02%, 0.03%, 0.02% and 0.04% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.02%	0.02%

[8]	Annualized.

[9]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[10]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	BlackRock LifePath Index 2020 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.61		$11.20	$11.57	$11.25	$10.36	$9.48

Net investment income[1]	0.12		0.24	0.22	0.22	0.22	0.22
Net realized and unrealized gain (loss)	0.60		0.45	(0.27)	0.46	0.94	0.85

Net increase (decrease) from investment operations	0.72		0.69	(0.05)	0.68	1.16	1.07

Distributions:[2]
From net investment income	(0.12)		(0.23)	(0.22)	(0.22)	(0.21)	(0.16)
From net realized gain	—		(0.05)	(0.10)	(0.14)	(0.06)	(0.03)

Total distributions	(0.12)		(0.28)	(0.32)	(0.36)	(0.27)	(0.19)

Net asset value, end of period	$12.21		$11.61	$11.20	$11.57	$11.25	$10.36

Total Return[3]
Based on net asset value	6.17%	[4]	6.17%	(0.38)%	6.10%	11.32%	11.35%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.17%	[8]	0.18%	0.20%	0.22%	0.26%	0.36%

Total expenses after fees waived and/or reimbursed[6,7]	0.13%	[8]	0.13%	0.14%	0.16%	0.18%	0.17%

Net investment income[6,7]	2.03%	[8]	2.08%	1.89%	1.93%	1.98%	2.14%

Supplemental Data
Net assets, end of period (000)	$101,310		$87,573	$89,773	$81,485	$42,447	$19,786

Portfolio turnover rate of the LifePath Index Master Portfolio	5%	[9]	14% [9]	14% [9]	12% [9]	12% [9]	1% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.02%, 0.01% and 0.06% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.03%	0.04%	0.04%	0.04%	0.03%	0.03%

[8]	Annualized.

[9]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[10]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	29

Financial Highlights (continued)	BlackRock LifePath Index 2020 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.59		$11.18	$11.55	$11.23	$10.35	$9.48

Net investment income[1]	0.11		0.20	0.19	0.19	0.19	0.19
Net realized and unrealized gain (loss)	0.59		0.46	(0.26)	0.46	0.94	0.85

Net increase (decrease) from investment operations	0.70		0.66	(0.07)	0.65	1.13	1.04

Distributions:[2]
From net investment income	(0.10)		(0.20)	(0.20)	(0.19)	(0.19)	(0.14)
From net realized gain	—		(0.05)	(0.10)	(0.14)	(0.06)	(0.03)

Total distributions	(0.10)		(0.25)	(0.30)	(0.33)	(0.25)	(0.17)

Net asset value, end of period	$12.19		$11.59	$11.18	$11.55	$11.23	$10.35

Total Return[3]
Based on net asset value	6.06%	[4]	5.93%	(0.63)%	5.87%	10.99%	10.98%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.42%	[8]	0.43%	0.45%	0.47%	0.51%	0.68%

Total expenses after fees waived and/or reimbursed[6,7]	0.38%	[8]	0.38%	0.39%	0.41%	0.44%	0.42%

Net investment income[6,7]	1.79%	[8]	1.79%	1.64%	1.68%	1.75%	1.85%

Supplemental Data
Net assets, end of period (000)	$109,502		$161,273	$109,566	$99,790	$61,996	$17,944

Portfolio turnover rate of the LifePath Index Master Portfolio	5%	[9]	14% [9]	14% [9]	12% [9]	12% [9]	1% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.02%, 0.01% and 0.06% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.03%	0.04%	0.04%	0.04%	0.03%	0.03%

[8]	Annualized.

[9]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[10]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (concluded)	BlackRock LifePath Index 2020 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.61		$11.19	$11.57	$11.25	$10.36	$9.48

Net investment income[1]	0.12		0.24	0.23	0.23	0.22	0.22
Net realized and unrealized gain (loss)	0.59		0.47	(0.28)	0.46	0.94	0.85

Net increase (decrease) from investment operations	0.71		0.71	(0.05)	0.69	1.16	1.07

Distributions:[2]
From net investment income	(0.12)		(0.24)	(0.23)	(0.23)	(0.21)	(0.16)
From net realized gain	—		(0.05)	(0.10)	(0.14)	(0.06)	(0.03)

Total distributions	(0.12)		(0.29)	(0.33)	(0.37)	(0.27)	(0.19)

Net asset value, end of period	$12.20		$11.61	$11.19	$11.57	$11.25	$10.36

Total Return[3]
Based on net asset value	6.11%	[4]	6.32%	(0.42)%	6.15%	11.36%	11.36%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.12%	[8]	0.13%	0.14%	0.17%	0.21%	0.28%

Total expenses after fees waived and/or reimbursed[6,7]	0.08%	[8]	0.08%	0.09%	0.11%	0.14%	0.16%

Net investment income[6,7]	2.08%	[8]	2.12%	1.95%	1.98%	2.00%	2.20%

Supplemental Data
Net assets, end of period (000)	$1,781,640		$1,428,311	$875,791	$699,797	$511,443	$249,157

Portfolio turnover rate of the LifePath Index Master Portfolio	5%	[9]	14% [9]	14% [9]	12% [9]	12% [9]	1% [10]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[6]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.02%, 0.02%, 0.01% and 0.04% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[7]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.03%	0.04%	0.04%	0.04%	0.03%	0.03%

[8]	Annualized.

[9]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[10]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	31

Financial Highlights	BlackRock LifePath Index 2025 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.90		$11.39	$11.74	$11.37	$10.30	$9.35

Net investment income[1]	0.12		0.25	0.24	0.24	0.25	0.23
Net realized and unrealized gain (loss)	0.72		0.53	(0.29)	0.47	1.12	0.92

Net increase (decrease) from investment operations	0.84		0.78	(0.05)	0.71	1.37	1.15

Distributions:[2]
From net investment income	(0.12)		(0.24)	(0.23)	(0.22)	(0.22)	(0.16)
From net realized gain	—		(0.03)	(0.07)	(0.12)	(0.08)	(0.04)
From return of capital	—		(0.00)[3]	(0.00)[3]	—	—	—

Total distributions	(0.12)		(0.27)	(0.30)	(0.34)	(0.30)	(0.20)

Net asset value, end of period	$12.62		$11.90	$11.39	$11.74	$11.37	$10.30

Total Return[4]
Based on net asset value	7.03%	[5]	6.82%	(0.42)%	6.33%	13.46%	12.34%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.17%	[9]	0.18%	0.20%	0.23%	0.27%	0.51%

Total expenses after fees waived and/or reimbursed[7,8]	0.13%	[9]	0.13%	0.14%	0.16%	0.17%	0.18%

Net investment income[7,8]	2.01%	[9]	2.16%	2.00%	2.03%	2.25%	2.26%

Supplemental Data
Net assets, end of period (000)	$89,347		$76,593	$73,993	$53,760	$21,097	$4,844

Portfolio turnover rate of the LifePath Index Master Portfolio	4%	[10]	16% [10]	12% [10]	15% [10]	13% [10]	0% [11,12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.01%, 0.02%, 0.02% and 0.12% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.04%	0.06%	0.05%	0.05%	0.04%	0.03%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

[12]	Rounds to less than 1%.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Index 2025 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.89		$11.38	$11.73	$11.36	$10.30	$9.35

Net investment income[1]	0.11		0.22	0.20	0.21	0.23	0.22
Net realized and unrealized gain (loss)	0.71		0.53	(0.28)	0.48	1.11	0.91

Net increase (decrease) from investment operations	0.82		0.75	(0.08)	0.69	1.34	1.13

Distributions:[2]
From net investment income	(0.10)		(0.21)	(0.20)	(0.20)	(0.20)	(0.14)
From net realized gain	—		(0.03)	(0.07)	(0.12)	(0.08)	(0.04)
From return of capital	—		(0.00)[3]	(0.00)[3]	—	—	—

Total distributions	(0.10)		(0.24)	(0.27)	(0.32)	(0.28)	(0.18)

Net asset value, end of period	$12.61		$11.89	$11.38	$11.73	$11.36	$10.30

Total Return[4]
Based on net asset value	6.92%	[5]	6.57%	(0.67)%	6.10%	13.13%	12.12%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.41%	[9]	0.43%	0.45%	0.48%	0.52%	0.85%

Total expenses after fees waived and/or reimbursed[7,8]	0.38%	[9]	0.38%	0.39%	0.41%	0.43%	0.44%

Net investment income[7,8]	1.77%	[9]	1.90%	1.75%	1.77%	2.04%	2.21%

Supplemental Data
Net assets, end of period (000)	$152,305		$133,514	$104,993	$89,983	$49,232	$3,918

Portfolio turnover rate of the LifePath Index Master Portfolio	4%	[10]	16% [10]	12% [10]	15% [10]	13% [10]	0% [11,12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.01%, 0.02%, 0.02% and 0.13% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.04%	0.06%	0.05%	0.05%	0.04%	0.03%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

[12]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	33

Financial Highlights (concluded)	BlackRock LifePath Index 2025 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.90		$11.39	$11.75	$11.37	$10.30	$9.35

Net investment income[1]	0.13		0.26	0.24	0.24	0.24	0.23
Net realized and unrealized gain (loss)	0.72		0.52	(0.29)	0.49	1.14	0.92

Net increase (decrease) from investment operations	0.85		0.78	(0.05)	0.73	1.38	1.15

Distributions:[2]
From net investment income	(0.12)		(0.24)	(0.24)	(0.23)	(0.23)	(0.16)
From net realized gain	—		(0.03)	(0.07)	(0.12)	(0.08)	(0.04)
From return of capital	—		(0.00)[3]	(0.00)[3]	—	—	—

Total distributions	(0.12)		(0.27)	(0.31)	(0.35)	(0.31)	(0.20)

Net asset value, end of period	$12.63		$11.90	$11.39	$11.75	$11.37	$10.30

Total Return[4]
Based on net asset value	7.14%	[5]	6.87%	(0.45)%	6.47%	13.48%	12.34%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.11%	[9]	0.13%	0.14%	0.18%	0.23%	0.37%

Total expenses after fees waived and/or reimbursed[7,8]	0.08%	[9]	0.08%	0.09%	0.11%	0.14%	0.16%

Net investment income[7,8]	2.09%	[9]	2.19%	2.06%	2.08%	2.16%	2.26%

Supplemental Data
Net assets, end of period (000)	$1,715,665		$1,225,637	$597,527	$374,396	$208,280	$113,655

Portfolio turnover rate of the LifePath Index Master Portfolio	4%	[10]	16% [10]	12% [10]	15% [10]	13% [10]	0% [11,12]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.01%, 0.02%, 0.02% and 0.07% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.04%	0.06%	0.05%	0.05%	0.04%	0.03%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 14% for the year ended December 31, 2012.

[12]	Rounds to less than 1%.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	BlackRock LifePath Index 2030 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.99		$11.45	$11.86	$11.49	$10.26	$9.24

Net investment income[1]	0.13		0.26	0.25	0.25	0.25	0.23
Net realized and unrealized gain (loss)	0.82		0.56	(0.31)	0.51	1.31	1.00

Net increase (decrease) from investment operations	0.95		0.82	(0.06)	0.76	1.56	1.23

Distributions:[2]
From net investment income	(0.12)		(0.25)	(0.25)	(0.24)	(0.24)	(0.17)
From net realized gain	—		(0.03)	(0.10)	(0.15)	(0.09)	(0.04)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.12)		(0.28)	(0.35)	(0.39)	(0.33)	(0.21)

Net asset value, end of period	$12.82		$11.99	$11.45	$11.86	$11.49	$10.26

Total Return[4]
Based on net asset value	7.92%	[5]	7.23%	(0.55)%	6.58%	15.34%	13.38%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.16%	[9]	0.19%	0.20%	0.22%	0.27%	0.41%

Total expenses after fees waived and/or reimbursed[7,8]	0.12%	[9]	0.13%	0.14%	0.16%	0.19%	0.18%

Net investment income[7,8]	2.06%	[9]	2.22%	2.08%	2.10%	2.30%	2.27%

Supplemental Data
Net assets, end of period (000)	$121,741		$99,722	$88,246	$73,640	$32,538	$16,158

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	19% [10]	12% [10]	20% [10]	12% [10]	2% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.01%, 0.02%, 0.01% and 0.07% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.05%	0.07%	0.06%	0.05%	0.04%	0.04%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 18% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	35

Financial Highlights (continued)	BlackRock LifePath Index 2030 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.99		$11.45	$11.85	$11.49	$10.26	$9.24

Net investment income[1]	0.11		0.22	0.22	0.22	0.23	0.20
Net realized and unrealized gain (loss)	0.82		0.57	(0.30)	0.50	1.30	1.01

Net increase (decrease) from investment operations	0.93		0.79	(0.08)	0.72	1.53	1.21

Distributions:[2]
From net investment income	(0.10)		(0.22)	(0.22)	(0.21)	(0.21)	(0.15)
From net realized gain	—		(0.03)	(0.10)	(0.15)	(0.09)	(0.04)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.10)		(0.25)	(0.32)	(0.36)	(0.30)	(0.19)

Net asset value, end of period	$12.82		$11.99	$11.45	$11.85	$11.49	$10.26

Total Return[4]
Based on net asset value	7.80%	[5]	6.98%	(0.80)%	6.26%	15.09%	13.11%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.41%	[9]	0.43%	0.45%	0.47%	0.52%	0.72%

Total expenses after fees waived and/or reimbursed[7,8]	0.37%	[9]	0.38%	0.39%	0.41%	0.45%	0.44%

Net investment income[7,8]	1.82%	[9]	1.90%	1.84%	1.84%	2.10%	1.99%

Supplemental Data
Net assets, end of period (000)	$265,503		$209,757	$117,745	$111,333	$62,487	$13,908

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	19% [10]	12% [10]	20% [10]	12% [10]	2% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.01%, 0.02%, 0.01% and 0.07% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.05%	0.07%	0.06%	0.05%	0.04%	0.04%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 18% for the year ended December 31, 2012.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (concluded)	BlackRock LifePath Index 2030 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.98		$11.44	$11.85	$11.48	$10.25	$9.24

Net investment income[1]	0.13		0.27	0.26	0.25	0.26	0.24
Net realized and unrealized gain (loss)	0.82		0.55	(0.32)	0.51	1.30	0.98

Net increase (decrease) from investment operations	0.95		0.82	(0.06)	0.76	1.56	1.22

Distributions:[2]
From net investment income	(0.12)		(0.25)	(0.25)	(0.24)	(0.24)	(0.17)
From net realized gain	—		(0.03)	(0.10)	(0.15)	(0.09)	(0.04)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.12)		(0.28)	(0.35)	(0.39)	(0.33)	(0.21)

Net asset value, end of period	$12.81		$11.98	$11.44	$11.85	$11.48	$10.25

Total Return[4]
Based on net asset value	7.95%	[5]	7.29%	(0.50)%	6.64%	15.40%	13.28%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.11%	[9]	0.13%	0.14%	0.17%	0.22%	0.31%

Total expenses after fees waived and/or reimbursed[7,8]	0.07%	[9]	0.08%	0.09%	0.11%	0.15%	0.17%

Net investment income[7,8]	2.12%	[9]	2.27%	2.15%	2.14%	2.32%	2.37%

Supplemental Data
Net assets, end of period (000)	$2,192,305		$1,601,355	$870,661	$633,093	$433,320	$175,849

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	19% [10]	12% [10]	20% [10]	12% [10]	2% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.01%, 0.01%, 0.01%, 0.02%, 0.01% and 0.09% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.05%	0.07%	0.06%	0.05%	0.04%	0.04%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 18% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	37

Financial Highlights	BlackRock LifePath Index 2035 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.19		$11.58	$11.98	$11.57	$10.21	$9.14

Net investment income[1]	0.13		0.27	0.26	0.26	0.29	0.25
Net realized and unrealized gain (loss)	0.94		0.61	(0.32)	0.51	1.43	1.04

Net increase (decrease) from investment operations	1.07		0.88	(0.06)	0.77	1.72	1.29

Distributions:[2]
From net investment income	(0.12)		(0.25)	(0.26)	(0.24)	(0.25)	(0.17)
From net realized gain	—		(0.02)	(0.08)	(0.12)	(0.11)	(0.05)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.12)		(0.27)	(0.34)	(0.36)	(0.36)	(0.22)

Net asset value, end of period	$13.14		$12.19	$11.58	$11.98	$11.57	$10.21

Total Return[4]
Based on net asset value	8.80%	[5]	7.69%	(0.53)%	6.68%	16.98%	14.16%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.16%	[9]	0.18%	0.20%	0.24%	0.28%	0.86%

Total expenses after fees waived and/or reimbursed[7,8]	0.11%	[9]	0.12%	0.13%	0.15%	0.18%	0.20%

Net investment income[7,8]	2.07%	[9]	2.30%	2.19%	2.18%	2.59%	2.52%

Supplemental Data
Net assets, end of period (000)	$81,640		$61,939	$57,253	$37,073	$10,605	$1,835

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	22% [10]	10% [10]	25% [10]	12% [10]	1% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.02%, 0.03% and 0.21% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.05%	0.08%	0.07%	0.06%	0.05%	0.04%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 24% for the year ended December 31, 2012.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Index 2035 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.16		$11.56	$11.96	$11.56	$10.20	$9.14

Net investment income[1]	0.11		0.24	0.23	0.23	0.25	0.26
Net realized and unrealized gain (loss)	0.95		0.60	(0.32)	0.51	1.45	1.00

Net increase (decrease) from investment operations	1.06		0.84	(0.09)	0.74	1.70	1.26

Distributions:[2]
From net investment income	(0.11)		(0.22)	(0.23)	(0.22)	(0.23)	(0.15)
From net realized gain	—		(0.02)	(0.08)	(0.12)	(0.11)	(0.05)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.11)		(0.24)	(0.31)	(0.34)	(0.34)	(0.20)

Net asset value, end of period	$13.11		$12.16	$11.56	$11.96	$11.56	$10.20

Total Return[4]
Based on net asset value	8.70%	[5]	7.36%	(0.78)%	6.37%	16.74%	13.83%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.40%	[9]	0.42%	0.45%	0.48%	0.54%	0.89%

Total expenses after fees waived and/or reimbursed[7,8]	0.36%	[9]	0.37%	0.38%	0.41%	0.44%	0.45%

Net investment income[7,8]	1.80%	[9]	2.05%	1.95%	1.91%	2.29%	2.59%

Supplemental Data
Net assets, end of period (000)	$142,165		$124,021	$94,830	$83,587	$38,107	$3,798

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	22% [10]	10% [10]	25% [10]	12% [10]	1% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.02%, 0.03% and 0.09% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.05%	0.08%	0.07%	0.06%	0.05%	0.04%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 24% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	39

Financial Highlights (concluded)	BlackRock LifePath Index 2035 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.18		$11.57	$11.98	$11.56	$10.20	$9.14

Net investment income[1]	0.14		0.28	0.27	0.26	0.27	0.24
Net realized and unrealized gain (loss)	0.93		0.61	(0.33)	0.53	1.45	1.04

Net increase (decrease) from investment operations	1.07		0.89	(0.06)	0.79	1.72	1.28

Distributions:[2]
From net investment income	(0.12)		(0.26)	(0.27)	(0.25)	(0.25)	(0.17)
From net realized gain	—		(0.02)	(0.08)	(0.12)	(0.11)	(0.05)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.12)		(0.28)	(0.35)	(0.37)	(0.36)	(0.22)

Net asset value, end of period	$13.13		$12.18	$11.57	$11.98	$11.56	$10.20

Total Return[4]
Based on net asset value	8.83%	[5]	7.74%	(0.56)%	6.82%	17.02%	14.07%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.10%	[9]	0.12%	0.14%	0.19%	0.25%	0.48%

Total expenses after fees waived and/or reimbursed[7,8]	0.06%	[9]	0.07%	0.08%	0.11%	0.15%	0.17%

Net investment income[7,8]	2.14%	[9]	2.33%	2.26%	2.22%	2.44%	2.43%

Supplemental Data
Net assets, end of period (000)	$1,408,942		$983,867	$457,472	$289,331	$158,455	$76,095

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	22% [10]	10% [10]	25% [10]	12% [10]	1% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.02%, 0.03% and 0.10% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.05%	0.08%	0.07%	0.06%	0.05%	0.04%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 24% for the year ended December 31, 2012.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	BlackRock LifePath Index 2040 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.29		$11.65	$12.11	$11.69	$10.18	$9.04

Net investment income[1]	0.13		0.28	0.28	0.27	0.28	0.23
Net realized and unrealized gain (loss)	1.04		0.65	(0.36)	0.54	1.60	1.12

Net increase (decrease) from investment operations	1.17		0.93	(0.08)	0.81	1.88	1.35

Distributions:[2]
From net investment income	(0.12)		(0.26)	(0.27)	(0.26)	(0.26)	(0.18)
From net realized gain	—		(0.03)	(0.11)	(0.13)	(0.11)	(0.03)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.12)		(0.29)	(0.38)	(0.39)	(0.37)	(0.21)

Net asset value, end of period	$13.34		$12.29	$11.65	$12.11	$11.69	$10.18

Total Return[4]
Based on net asset value	9.56%	[5]	8.05%	(0.69)%	6.94%	18.61%	15.01%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.15%	[9]	0.18%	0.20%	0.23%	0.29%	0.53%

Total expenses after fees waived and/or reimbursed[7,8]	0.11%	[9]	0.12%	0.13%	0.16%	0.20%	0.19%

Net investment income[7,8]	2.09%	[9]	2.36%	2.26%	2.23%	2.55%	2.36%

Supplemental Data
Net assets, end of period (000)	$88,481		$68,324	$66,512	$50,054	$19,346	$9,554

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	26% [10]	11% [10]	29% [10]	12% [10]	3% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.02%, 0.02% and 0.11% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.06%	0.09%	0.07%	0.06%	0.05%	0.04%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 21% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	41

Financial Highlights (continued)	BlackRock LifePath Index 2040 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.27		$11.64	$12.09	$11.68	$10.17	$9.04

Net investment income[1]	0.12		0.24	0.25	0.24	0.27	0.21
Net realized and unrealized gain (loss)	1.03		0.66	(0.35)	0.53	1.58	1.11

Net increase (decrease) from investment operations	1.15		0.90	(0.10)	0.77	1.85	1.32

Distributions:[2]
From net investment income	(0.11)		(0.24)	(0.24)	(0.23)	(0.23)	(0.16)
From net realized gain	—		(0.03)	(0.11)	(0.13)	(0.11)	(0.03)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.11)		(0.27)	(0.35)	(0.36)	(0.34)	(0.19)

Net asset value, end of period	$13.31		$12.27	$11.64	$12.09	$11.68	$10.17

Total Return[4]
Based on net asset value	9.37%	[5]	7.72%	(0.94)%	6.62%	18.38%	14.63%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.40%	[9]	0.43%	0.45%	0.48%	0.53%	0.85%

Total expenses after fees waived and/or reimbursed[7,8]	0.36%	[9]	0.37%	0.38%	0.41%	0.45%	0.45%

Net investment income[7,8]	1.86%	[9]	2.02%	2.02%	1.98%	2.39%	2.13%

Supplemental Data
Net assets, end of period (000)	$182,280		$134,897	$69,660	$58,952	$31,753	$7,563

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	26% [10]	11% [10]	29% [10]	12% [10]	3% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.02%, 0.02% and 0.14% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31
		2016	2015	2014	2013	2012

Investments in underlying funds	0.06%	0.09%	0.07%	0.06%	0.05%	0.04%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 21% for the year ended December 31, 2012.

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (concluded)	BlackRock LifePath Index 2040 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.29		$11.65	$12.10	$11.69	$10.18	$9.04

Net investment income[1]	0.14		0.28	0.28	0.27	0.29	0.25
Net realized and unrealized gain (loss)	1.04		0.66	(0.34)	0.53	1.59	1.10

Net increase (decrease) from investment operations	1.18		0.94	(0.06)	0.80	1.88	1.35

Distributions:[2]
From net investment income	(0.13)		(0.27)	(0.28)	(0.26)	(0.26)	(0.18)
From net realized gain	—		(0.03)	(0.11)	(0.13)	(0.11)	(0.03)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.13)		(0.30)	(0.39)	(0.39)	(0.37)	(0.21)

Net asset value, end of period	$13.34		$12.29	$11.65	$12.10	$11.69	$10.18

Total Return[4]
Based on net asset value	9.58%	[5]	8.10%	(0.56)%	6.90%	18.66%	15.03%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.10%	[9]	0.12%	0.14%	0.18%	0.24%	0.39%

Total expenses after fees waived and/or reimbursed[7,8]	0.06%	[9]	0.07%	0.08%	0.11%	0.15%	0.18%

Net investment income[7,8]	2.16%	[9]	2.39%	2.33%	2.27%	2.58%	2.52%

Supplemental Data
Net assets, end of period (000)	$1,616,568		$1,151,477	$615,122	$437,342	$275,471	$90,476

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	26% [10]	11% [10]	29% [10]	12% [10]	3% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.02%, 0.02%, 0.02%, 0.02%, 0.02% and 0.14% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31
		2016	2015	2014	2013	2012

Investments in underlying funds	0.06%	0.09%	0.07%	0.06%	0.05%	0.04%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 21% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	43

Financial Highlights	BlackRock LifePath Index 2045 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.48		$11.80	$12.25	$11.78	$10.13	$8.94

Net investment income[1]	0.14		0.29	0.29	0.29	0.34	0.26
Net realized and unrealized gain (loss)	1.12		0.68	(0.37)	0.54	1.69	1.13

Net increase (decrease) from investment operations	1.26		0.97	(0.08)	0.83	2.03	1.39

Distributions:[2]
From net investment income	(0.13)		(0.27)	(0.28)	(0.26)	(0.27)	(0.18)
From net realized gain	—		(0.02)	(0.09)	(0.10)	(0.11)	(0.02)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.13)		(0.29)	(0.37)	(0.36)	(0.38)	(0.20)

Net asset value, end of period	$13.61		$12.48	$11.80	$12.25	$11.78	$10.13

Total Return[4]
Based on net asset value	10.07%	[5]	8.23%	(0.70)%	7.07%	20.18%	15.58%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.15%	[9]	0.18%	0.21%	0.26%	0.35%	1.35%

Total expenses after fees waived and/or reimbursed[7,8]	0.10%	[9]	0.11%	0.12%	0.15%	0.20%	0.22%

Net investment income[7,8]	2.08%	[9]	2.39%	2.32%	2.35%	3.01%	2.64%

Supplemental Data
Net assets, end of period (000)	$60,495		$45,760	$45,228	$27,964	$4,117	$532

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	26% [10]	10% [10]	30% [10]	12% [10]	2% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.03%, 0.04%, 0.03%, 0.03%, 0.05% and 0.36% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.06%	0.10%	0.08%	0.07%	0.05%	0.04%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 22% for the year ended December 31, 2012.

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Index 2045 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.46		$11.78	$12.23	$11.77	$10.12	$8.94

Net investment income[1]	0.12		0.26	0.26	0.25	0.29	0.27
Net realized and unrealized gain (loss)	1.12		0.68	(0.37)	0.54	1.72	1.09

Net increase (decrease) from investment operations	1.24		0.94	(0.11)	0.79	2.01	1.36

Distributions:[2]
From net investment income	(0.11)		(0.24)	(0.25)	(0.23)	(0.25)	(0.16)
From net realized gain	—		(0.02)	(0.09)	(0.10)	(0.11)	(0.02)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.11)		(0.26)	(0.34)	(0.33)	(0.36)	(0.18)

Net asset value, end of period	$13.59		$12.46	$11.78	$12.23	$11.77	$10.12

Total Return[4]
Based on net asset value	9.96%	[5]	8.00%	(0.94)%	6.74%	19.96%	15.27%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.40%	[9]	0.42%	0.46%	0.51%	0.58%	1.39%

Total expenses after fees waived and/or reimbursed[7,8]	0.35%	[9]	0.36%	0.37%	0.40%	0.44%	0.46%

Net investment income[7,8]	1.83%	[9]	2.15%	2.09%	2.04%	2.61%	2.75%

Supplemental Data
Net assets, end of period (000)	$72,560		$61,642	$43,155	$33,859	$16,428	$887

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	26% [10]	10% [10]	30% [10]	12% [10]	2% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.03%, 0.04%, 0.03%, 0.03%, 0.06% and 0.25% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.06%	0.10%	0.08%	0.07%	0.05%	0.04%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 22% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	45

Financial Highlights (concluded)	BlackRock LifePath Index 2045 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.49		$11.81	$12.26	$11.79	$10.13	$8.94

Net investment income[1]	0.14		0.29	0.29	0.28	0.30	0.26
Net realized and unrealized gain (loss)	1.12		0.68	(0.37)	0.55	1.74	1.13

Net increase (decrease) from investment operations	1.26		0.97	(0.08)	0.83	2.04	1.39

Distributions:[2]
From net investment income	(0.13)		(0.27)	(0.28)	(0.26)	(0.27)	(0.18)
From net realized gain	—		(0.02)	(0.09)	(0.10)	(0.11)	(0.02)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.13)		(0.29)	(0.37)	(0.36)	(0.38)	(0.20)

Net asset value, end of period	$13.62		$12.49	$11.81	$12.26	$11.79	$10.13

Total Return[4]
Based on net asset value	10.08%	[5]	8.28%	(0.64)%	7.10%	20.32%	15.61%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.10%	[9]	0.13%	0.15%	0.22%	0.31%	0.89%

Total expenses after fees waived and/or reimbursed[7,8]	0.05%	[9]	0.06%	0.07%	0.10%	0.15%	0.18%

Net investment income[7,8]	2.18%	[9]	2.44%	2.39%	2.33%	2.73%	2.60%

Supplemental Data
Net assets, end of period (000)	$904,405		$584,168	$252,843	$164,934	$84,015	$31,724

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	26% [10]	10% [10]	30% [10]	12% [10]	2% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.03%, 0.04%, 0.03%, 0.03%, 0.06% and 0.24% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.06%	0.10%	0.08%	0.07%	0.05%	0.04%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 22% for the year ended December 31, 2012.

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	BlackRock LifePath Index 2050 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.65		$11.95	$12.41	$11.91	$10.11	$8.86

Net investment income[1]	0.14		0.29	0.29	0.29	0.34	0.24
Net realized and unrealized gain (loss)	1.15		0.70	(0.38)	0.57	1.82	1.21

Net increase (decrease) from investment operations	1.29		0.99	(0.09)	0.86	2.16	1.45

Distributions:[2]
From net investment income	(0.13)		(0.27)	(0.28)	(0.26)	(0.27)	(0.19)
From net realized gain	—		(0.02)	(0.09)	(0.10)	(0.09)	(0.01)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.13)		(0.29)	(0.37)	(0.36)	(0.36)	(0.20)

Net asset value, end of period	$13.81		$12.65	$11.95	$12.41	$11.91	$10.11

Total Return[4]
Based on net asset value	10.18%	[5]	8.36%	(0.72)%	7.23%	21.56%	16.35%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.15%	[9]	0.19%	0.22%	0.27%	0.34%	1.55%

Total expenses after fees waived and/or reimbursed[7,8]	0.10%	[9]	0.11%	0.12%	0.15%	0.20%	0.21%

Net investment income[7,8]	2.11%	[9]	2.40%	2.32%	2.33%	3.03%	2.44%

Supplemental Data
Net assets, end of period (000)	$56,580		$40,196	$38,476	$24,618	$7,679	$1,573

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	28% [10]	14% [10]	22% [10]	12% [10]	3% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.03%, 0.04%, 0.03%, 0.03%, 0.06% and 0.47% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.06%	0.10%	0.09%	0.08%	0.06%	0.05%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 26% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	47

Financial Highlights (continued)	BlackRock LifePath Index 2050 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.62		$11.93	$12.39	$11.89	$10.10	$8.86

Net investment income[1]	0.13		0.25	0.26	0.26	0.32	0.28
Net realized and unrealized gain (loss)	1.14		0.71	(0.38)	0.57	1.81	1.14

Net increase (decrease) from investment operations	1.27		0.96	(0.12)	0.83	2.13	1.42

Distributions:[2]
From net investment income	(0.11)		(0.25)	(0.25)	(0.23)	(0.25)	(0.17)
From net realized gain	—		(0.02)	(0.09)	(0.10)	(0.09)	(0.01)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.11)		(0.27)	(0.34)	(0.33)	(0.34)	(0.18)

Net asset value, end of period	$13.78		$12.62	$11.93	$12.39	$11.89	$10.10

Total Return[4]
Based on net asset value	10.08%	[5]	8.04%	(0.96)%	7.01%	21.25%	16.00%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.40%	[9]	0.43%	0.46%	0.52%	0.59%	1.33%

Total expenses after fees waived and/or reimbursed[7,8]	0.35%	[9]	0.36%	0.37%	0.40%	0.45%	0.47%

Net investment income[7,8]	1.88%	[9]	2.07%	2.09%	2.08%	2.85%	2.86%

Supplemental Data
Net assets, end of period (000)	$84,132		$60,051	$27,413	$22,053	$12,103	$1,090

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	28% [10]	14% [10]	22% [10]	12% [10]	3% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.03%, 0.04%, 0.03%, 0.03%, 0.06% and 0.22% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.06%	0.10%	0.09%	0.08%	0.06%	0.05%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 26% for the year ended December 31, 2012.

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (concluded)	BlackRock LifePath Index 2050 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.65		$11.95	$12.41	$11.91	$10.11	$8.86

Net investment income[1]	0.15		0.30	0.30	0.29	0.32	0.26
Net realized and unrealized gain (loss)	1.14		0.70	(0.38)	0.58	1.85	1.19

Net increase (decrease) from investment operations	1.29		1.00	(0.08)	0.87	2.17	1.45

Distributions:[2]
From net investment income	(0.13)		(0.28)	(0.29)	(0.27)	(0.28)	(0.19)
From net realized gain	—		(0.02)	(0.09)	(0.10)	(0.09)	(0.01)
From return of capital	—		(0.00)[3]	—	—	—	—

Total distributions	(0.13)		(0.30)	(0.38)	(0.37)	(0.37)	(0.20)

Net asset value, end of period	$13.81		$12.65	$11.95	$12.41	$11.91	$10.11

Total Return[4]
Based on net asset value	10.21%	[5]	8.41%	(0.67)%	7.28%	21.61%	16.37%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.10%	[9]	0.13%	0.16%	0.23%	0.33%	0.99%

Total expenses after fees waived and/or reimbursed[7,8]	0.05%	[9]	0.06%	0.07%	0.10%	0.15%	0.19%

Net investment income[7,8]	2.18%	[9]	2.45%	2.39%	2.37%	2.88%	2.67%

Supplemental Data
Net assets, end of period (000)	$822,420		$549,541	$271,178	$186,198	$83,933	$23,342

Portfolio turnover rate of the LifePath Index Master Portfolio	3%	[10]	28% [10]	14% [10]	22% [10]	12% [10]	3% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.03%, 0.04%, 0.03%, 0.03%, 0.06% and 0.27% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.06%	0.10%	0.09%	0.08%	0.06%	0.05%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 26% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	49

Financial Highlights	BlackRock LifePath Index 2055 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.88		$12.17	$12.60	$12.05	$10.05	$8.80

Net investment income[1]	0.14		0.30	0.30	0.31	0.37	0.24
Net realized and unrealized gain (loss)	1.18		0.71	(0.38)	0.58	1.91	1.23

Net increase (decrease) from investment operations	1.32		1.01	(0.08)	0.89	2.28	1.47

Distributions:[2]
From net investment income	(0.13)		(0.28)	(0.28)	(0.27)	(0.28)	(0.22)
From net realized gain	—		(0.02)	(0.07)	(0.07)	—	—
From return of capital	—		(0.00)[3]	—	—	—	(0.00)[3]

Total distributions	(0.13)		(0.30)	(0.35)	(0.34)	(0.28)	(0.22)

Net asset value, end of period	$14.07		$12.88	$12.17	$12.60	$12.05	$10.05

Total Return[4]
Based on net asset value	10.24%	[5]	8.32%	(0.64)%	7.46%	22.91%	16.78%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.16%	[9]	0.23%	0.30%	0.43%	0.75%	4.43%

Total expenses after fees waived and/or reimbursed[7,8]	0.09%	[9]	0.10%	0.11%	0.13%	0.20%	0.24%

Net investment income[7,8]	2.12%	[9]	2.45%	2.39%	2.50%	3.25%	2.46%

Supplemental Data
Net assets, end of period (000)	$39,769		$26,561	$19,214	$7,874	$896	$25

Portfolio turnover rate of the LifePath Index Master Portfolio	4%	[10]	33% [10]	17% [10]	22% [10]	15% [10]	8% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.05%, 0.06%, 0.05%, 0.10%, 0.26% and 1.36% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.07%	0.11%	0.09%	0.09%	0.06%	0.05%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 53% for the year ended December 31, 2012.

See Notes to Financial Statements.

50	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (continued)	BlackRock LifePath Index 2055 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.86		$12.15	$12.58	$12.04	$10.05	$8.80

Net investment income[1]	0.12		0.27	0.27	0.27	0.33	0.25
Net realized and unrealized gain (loss)	1.17		0.71	(0.38)	0.58	1.92	1.20

Net increase (decrease) from investment operations	1.29		0.98	(0.11)	0.85	2.25	1.45

Distributions:[2]
From net investment income	(0.11)		(0.25)	(0.25)	(0.24)	(0.26)	(0.20)
From net realized gain	—		(0.02)	(0.07)	(0.07)	—	—
From return of capital	—		(0.00)[3]	—	—	—	(0.00	) [3]

Total distributions	(0.11)		(0.27)	(0.32)	(0.31)	(0.26)	(0.20)

Net asset value, end of period	$14.04		$12.86	$12.15	$12.58	$12.04	$10.05

Total Return[4]
Based on net asset value	10.05%	[5]	8.10%	(0.88)%	7.13%	22.55%	16.55%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.41%	[9]	0.46%	0.53%	0.69%	0.91%	3.98%

Total expenses after fees waived and/or reimbursed[7,8]	0.34%	[9]	0.34%	0.36%	0.40%	0.44%	0.49%

Net investment income[7,8]	1.85%	[9]	2.19%	2.13%	2.14%	2.87%	2.60%

Supplemental Data
Net assets, end of period (000)	$34,283		$27,026	$13,140	$8,945	$4,696	$129

Portfolio turnover rate of the LifePath Index Master Portfolio	4%	[10]	33% [10]	17% [10]	22% [10]	15% [10]	8%	[11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.05%, 0.06%, 0.05%, 0.10%, 0.27% and 1.05% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.07%	0.11%	0.09%	0.09%	0.06%	0.05%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 53% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	51

Financial Highlights (concluded)	BlackRock LifePath Index 2055 Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.88		$12.17	$12.60	$12.05	$10.05	$8.80

Net investment income[1]	0.15		0.31	0.31	0.30	0.34	0.26
Net realized and unrealized gain (loss)	1.17		0.70	(0.38)	0.60	1.95	1.21

Net increase (decrease) from investment operations	1.32		1.01	(0.07)	0.90	2.29	1.47

Distributions:[2]
From net investment income	(0.13)		(0.28)	(0.29)	(0.28)	(0.29)	(0.22)
From net realized gain	—		(0.02)	(0.07)	(0.07)	—	—
From return of capital	—		(0.00)[3]	—	—	—	(0.00)[3]

Total distributions	(0.13)		(0.30)	(0.36)	(0.35)	(0.29)	(0.22)

Net asset value, end of period	$14.07		$12.88	$12.17	$12.60	$12.05	$10.05

Total Return[4]
Based on net asset value	10.26%	[5]	8.37%	(0.60)%	7.50%	22.95%	16.83%

Ratios to Average Net Assets[6]
Total expenses[7,8]	0.11%	[9]	0.18%	0.24%	0.42%	0.70%	3.71%

Total expenses after fees waived and/or reimbursed[7,8]	0.04%	[9]	0.04%	0.06%	0.10%	0.15%	0.19%

Net investment income[7,8]	2.21%	[9]	2.50%	2.43%	2.44%	3.05%	2.71%

Supplemental Data
Net assets, end of period (000)	$332,320		$197,394	$74,656	$45,039	$18,345	$4,706

Portfolio turnover rate of the LifePath Index Master Portfolio	4%	[10]	33% [10]	17% [10]	22% [10]	15% [10]	8% [11]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[7]

Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated fees waived of 0.05%, 0.06%, 0.05%, 0.10%, 0.28% and 0.18% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Investments in underlying funds	0.07%	0.11%	0.09%	0.09%	0.06%	0.05%

[9]	Annualized.

[10]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

[11]

Excludes the LifePath Index Master Portfolio’s purchases and sales of the Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio. If these transactions had been included to conform to the current year presentation, the portfolio turnover rate would have been 53% for the year ended December 31, 2012.

See Notes to Financial Statements.

52	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	BlackRock LifePath Index 2060 Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)	Period February 29, 2016[1] to December 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$11.36	$10.00

Net investment income[2]	0.14	0.33
Net realized and unrealized gain	1.02	1.21

Net increase from investment operations	1.16	1.54

Distributions:[3]
From net investment income	(0.10)	(0.18)
From net realized gain	—	(0.00)[4]
From return of capital	—	(0.00)[4]

Total distributions	(0.10)	(0.18)

Net asset value, end of period	12.42	$11.36

Total Return[5]
Based on net asset value	10.20% [6]	15.50% [6]

Ratios to Average Net Assets[7]
Total expenses[8,9,10]	0.78%	9.54% [11]

Total expenses after fees waived and/or reimbursed[8,9,10]	0.08%	0.11%

Net investment income[8,9,10]	2.36%	3.56%

Supplemental Data
Net assets, end of period (000)	$504	$118

Portfolio turnover rate of the LifePath Index Master Portfolio[12]	1%	71%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.20% and 2.41% for the six months ended June 30, 2017 and the period ended December 31, 2016, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows.

	Six Months Ended June 30, 2017 (Unaudited)	Period February 29, 2016[1] to December 31, 2016

Investments in underlying funds	0.08%	0.12%

[10]	Annualized.

[11]	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 11.15%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	53

Financial Highlights (continued)	BlackRock LifePath Index 2060 Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)	Period February 29, 2016[1] to December 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$11.35	$10.00

Net investment income[2]	0.13	0.26
Net realized and unrealized gain	1.01	1.26

Net increase from investment operations	1.14	1.52

Distributions:[3]
From net investment income	(0.09)	(0.17)
From net realized gain	—	(0.00)[4]
From return of capital	—	(0.00)[4]

Total distributions	(0.09)	(0.17)

Net asset value, end of period	12.40	$11.35

Total Return[5]
Based on net asset value	10.02% [6]	15.24% [6]

Ratios to Average Net Assets[7]
Total expenses[8,9,10]	0.93%	6.36% [11]

Total expenses after fees waived and/or reimbursed[8,9,10]	0.33%	0.34%

Net investment income[8,9,10]	2.23%	2.85%

Supplemental Data
Net assets, end of period (000)	$1,678	$386

Portfolio turnover rate of the LifePath Index Master Portfolio[12]	1%	71%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.18% and 1.68% for the six months ended June 30, 2017 and the period ended December 31, 2016, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows.

	Six Months Ended June 30, 2017 (Unaudited)	Period February 29, 2016[1] to December 31, 2016

Investments in underlying funds	0.08%	0.12%

[10]	Annualized.

[11]	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 7.39%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

54	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights (concluded)	BlackRock LifePath Index 2060 Fund

	Class K
	Six Months Ended June 30, 2017	Period February 29, 2016[1] to December 31,
	(Unaudited)	2016

Per Share Operating Performance
Net asset value, beginning of period	$11.36	$10.00

Net investment income[2]	0.14	0.25
Net realized and unrealized gain	1.02	1.30

Net increase from investment operations	1.16	1.55

Distributions:[3]
From net investment income	(0.10)	(0.19)
From net realized gain	—	(0.00)[4]
From return of capital	—	(0.00)[4]

Total distributions	(0.10)	(0.19)

Net asset value, end of period	12.42	$11.36

Total Return[5]
Based on net asset value	10.22% [6]	15.54% [6]

Ratios to Average Net Assets[7]
Total expenses[8,9,10]	0.71%	5.07% [11]

Total expenses after fees waived and/or reimbursed[8,9,10]	0.04%	0.04%

Net investment income[8,9,10]	2.44%	2.72%

Supplemental Data
Net assets, end of period (000)	$32,380	$10,233

Portfolio turnover rate of the LifePath Index Master Portfolio[12]	1%	71%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

[8]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived of 0.19% and 1.47% for the six months ended June 30, 2017 and the period ended December 31, 2016, respectively.

[9]

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of LifePath Index Master Portfolio’s investments in underlying funds as follows.

	Six Months Ended June 30, 2017	Period February 29, 2016[1] to December 31,
	(Unaudited)	2016

Investments in underlying funds	0.08%	0.12%

[10]	Annualized.

[11]	Audit, Offering and Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 5.94%.

[12]

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	55

Notes to Financial Statements (Unaudited)	BlackRock Funds III

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following series of the Trust are referred to herein collectively as the “LifePath Index Funds” or individually, as a “LifePath Index Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2020 Fund	LifePath Index 2020 Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified

Each LifePath Index Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). MIP is an affiliate of the Trust. Each LifePath Index Master Portfolio has the same investment objective and strategies as its corresponding LifePath Index Fund. The value of each LifePath Index Fund’s investment in its corresponding LifePath Index Master Portfolio reflects the LifePath Index Fund’s proportionate interest in the net assets of the LifePath Index Master Portfolio. The performance of the LifePath Index Funds is directly affected by the performance of the LifePath Index Master Portfolios. At June 30, 2017, the percentage of the LifePath Index Master Portfolio owned by the corresponding LifePath Index Fund was 100%. As such, the financial statements of the LifePath Index Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Index Funds’ financial statements.

Each LifePath Index Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions and, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K	No	No	None

The LifePath Index Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from each LifePath Index Master Portfolio are accounted for on a trade date basis. Each LifePath Index Fund records its proportionate share of its LifePath Index Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the LifePath Index Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a LifePath Index Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

56	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	BlackRock Funds III

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the LifePath Index 2060 Fund were expensed by the LifePath Index 2060 Fund and reimbursed by BlackRock Advisors, LLC (“BAL” or the “Administrator”). Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standards: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, a LifePath Index Fund enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Index Fund or its classes are charged to that LifePath Index Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the LifePath Index Funds and other shared expenses prorated to the LifePath Index Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Index Funds’ policy is to value their financial instruments at fair value. Each LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value based on the LifePath Index Funds’ proportionate interest in the net assets of the LifePath Index Master Portfolio. Valuation of securities held by the LifePath Index Master Portfolios is discussed in Note 3 of the LifePath Index Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the LifePath Index Funds, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL is entitled to receive for these administrative services an annual fee of 0.03% based on the average daily net assets of each LifePath Index Fund.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Index Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

Service and Distribution Fees: The Trust, on behalf of the LifePath Index Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each LifePath Index Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of each LifePath Index Fund’s Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the LifePath Index Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended June 30, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each LifePath Index Fund:

Service and Distribution Fees	Investor A
LifePath Index Retirement Fund	$95,349
LifePath Index 2020 Fund	$218,603
LifePath Index 2025 Fund	$177,257
LifePath Index 2030 Fund	$294,723
LifePath Index 2035 Fund	$166,735
LifePath Index 2040 Fund	$200,505
LifePath Index 2045 Fund	$83,154
LifePath Index 2050 Fund	$89,810
LifePath Index 2055 Fund	$37,500
LifePath Index 2060 Fund	$1,230

BLACKROCK FUNDS III	JUNE 30, 2017	57

Notes to Financial Statements (continued)	BlackRock Funds III

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the LifePath Index Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the LifePath Index Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended June 30, 2017, each LifePath Index Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$143	$253	$733	$1,129
LifePath Index 2020 Fund	$160	$366	$1,419	$1,945
LifePath Index 2025 Fund	$151	$419	$891	$1,461
LifePath Index 2030 Fund	$173	$363	$1,497	$2,033
LifePath Index 2035 Fund	$143	$381	$682	$1,206
LifePath Index 2040 Fund	$169	$355	$1,171	$1,695
LifePath Index 2045 Fund	$121	$389	$406	$916
LifePath Index 2050 Fund	$138	$391	$763	$1,292
LifePath Index 2055 Fund	$103	$372	$224	$699
LifePath Index 2060 Fund	$5	$17	$39	$61

For the six months ended June 30, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each LifePath Index Fund:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$20,058	$18,965	$17,077	$56,100
LifePath Index 2020 Fund	$25,154	$45,206	$20,758	$91,118
LifePath Index 2025 Fund	$22,200	$34,462	$15,658	$72,320
LifePath Index 2030 Fund	$28,494	$58,320	$23,320	$110,134
LifePath Index 2035 Fund	$18,201	$32,516	$16,800	$67,517
LifePath Index 2040 Fund	$20,282	$37,697	$23,117	$81,096
LifePath Index 2045 Fund	$13,996	$17,432	$17,660	$49,088
LifePath Index 2050 Fund	$13,978	$19,189	$23,855	$57,022
LifePath Index 2055 Fund	$10,992	$9,779	$15,583	$36,354
LifePath Index 2060 Fund	$104	$287	$3,106	$3,497

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each LifePath Index Fund, BFA and BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each LifePath Index Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

	Contractual Caps through April 30, 2018[1]			Contractual Caps through April 30, 2027[1]
	Institutional	Investor A	Class K	Institutional	Investor A	Class K
LifePath Index Retirement Fund	0.10%	0.35%	0.05%	1.10%	1.35%	1.05%
LifePath Index 2020 Fund	0.10%	0.35%	0.05%	1.10%	1.35%	1.05%
LifePath Index 2025 Fund	0.10%	0.35%	0.05%	1.10%	1.35%	1.05%
LifePath Index 2030 Fund	0.09%	0.34%	0.04%	1.09%	1.34%	1.04%
LifePath Index 2035 Fund	0.09%	0.34%	0.04%	1.10%	1.35%	1.05%
LifePath Index 2040 Fund	0.08%	0.33%	0.03%	1.08%	1.33%	1.03%
LifePath Index 2045 Fund	0.08%	0.33%	0.03%	1.10%	1.35%	1.05%
LifePath Index 2050 Fund	0.08%	0.33%	0.03%	1.10%	1.35%	1.05%
LifePath Index 2055 Fund	0.07%	0.32%	0.02%	1.10%	1.35%	1.05%
LifePath Index 2060 Fund	0.07%	0.32%	0.02%	1.10%	1.35%	1.05%

[1]

The contractual agreements may be terminated upon 90 days’ notice by the Board, including a majority of the trustees who are not “Interested Persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of the majority of the outstanding voting securities of the applicable LifePath Index Fund.

Prior to April 28, 2017, the expense limitations for LifePath Index 2030 Fund and LifePath Index 2040 Fund as a percentage of average daily net assets were as follows:

	Contractual Caps through April 30, 2018			Contractual Caps through April 30, 2027
	Institutional	Investor A	Class K	Institutional	Investor A	Class K
LifePath Index 2030 Fund	0.10%	0.35%	0.05%	1.10%	1.35%	1.05%
LifePath Index 2040 Fund	0.09%	0.34%	0.04%	1.10%	1.35%	1.05%

58	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	BlackRock Funds III

These amounts waived and/or reimbursed are included in fees waived by the Administrator and fees reimbursed by the Administrator, and shown as transfer agent fees waived /or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2017, the amounts included in Transfer agent fees waived and/or reimbursed — class specific were as follows:

	Institutional	Investor A	Class K	Total
LifePath Index Retirement Fund	$2,612	$513	$17,077	$20,202
LifePath Index 2020 Fund	$3,070	$3,429	$20,171	$26,670
LifePath Index 2025 Fund	$2,352	$767	$15,658	$18,777
LifePath Index 2030 Fund	$3,239	$2,809	$23,319	$29,367
LifePath Index 2035 Fund	$1,850	$1,011	$16,799	$19,660
LifePath Index 2040 Fund	$2,679	$905	$23,115	$26,699
LifePath Index 2045 Fund	$1,713	$1,192	$17,659	$20,564
LifePath Index 2050 Fund	$1,798	$1,801	$23,854	$27,453
LifePath Index 2055 Fund	$2,484	$2,378	$15,583	$20,445
LifePath Index 2060 Fund	$32	$90	$3,104	$3,226

With respect to the contractual expense caps, if during a LifePath Index Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from BFA or BAL, are less than the expense cap for that share class, BFA or BAL are entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each LifePath Index Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	BFA or BAL or an affiliate continues to serve as a LifePath Index Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which BFA or BAL becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse BFA or BAL shall be calculated by reference to the expense cap for that share class in effect at the time BFA or BAL became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the six months ended June 30, 2017, BAL recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the LifePath Index Funds:

BAL
LifePath Index Retirement Fund
Institutional	$509
Investor A	$394
LifePath Index 2020 Fund
Institutional	$904
Investor A	$1,140
LifePath Index 2025 Fund
Institutional	$758
Investor A	$1,479
LifePath Index 2030 Fund
Institutional	$1,607
Investor A	$2,550
LifePath Index 2035 Fund
Institutional	$1,911
Investor A	$1,613
LifePath Index 2040 Fund
Institutional	$1,645
Investor A	$2,159
LifePath Index 2045 Fund
Institutional	$1,033
Investor A	$239
LifePath Index 2050 Fund
Institutional	$212
Investor A	$165

BLACKROCK FUNDS III	JUNE 30, 2017	59

Notes to Financial Statements (continued)	BlackRock Funds III

On June 30, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2017	2018	2019
LifePath Index Retirement Fund
Fund Level	$267,767	$322,809	$188,684
Institutional	$7,790	$5,170	$2,612
Investor A	$7,786	$7,066	$513
Class K	$28,603	$35,616	$17,077
LifePath Index 2020 Fund
Fund Level	$470,803	$578,200	$338,077
Institutional	$8,950	$6,680	$3,070
Investor A	$6,535	$9,344	$3,429
Class K	$33,795	$47,044	$20,171
LifePath Index 2025 Fund
Fund Level	$335,371	$487,920	$310,517
Institutional	$8,279	$6,638	$2,352
Investor A	$10,197	$6,681	$767
Class K	$18,415	$38,039	$15,658
LifePath Index 2030 Fund
Fund Level	$463,274	$626,323	$394,329
Institutional	$7,779	$9,312	$3,239
Investor A	—	$8,800	$2,809
Class K	$35,862	$50,707	$23,319
LifePath Index 2035 Fund
Fund Level	$281,863	$408,983	$266,359
Institutional	$4,822	$7,538	$1,850
Investor A	$11,822	$4,812	$1,011
Class K	$19,218	$39,861	$16,799
LifePath Index 2040 Fund
Fund Level	$353,535	$467,210	$299,092
Institutional	$6,371	$9,043	$2,679
Investor A	$225	$6,757	$905
Class K	$34,606	$48,784	$23,115
LifePath Index 2045 Fund
Fund Level	$200,123	$275,012	$178,220
Institutional	$6,562	$7,169	$1,713
Investor A	$7,153	$4,047	$1,192
Class K	$19,915	$41,127	$17,659
LifePath Index 2050 Fund
Fund Level	$212,016	$274,945	$170,701
Institutional	$8,294	$8,321	$1,798
Investor A	$5,413	$5,371	$1,801
Class K	$34,776	$50,824	$23,854
LifePath Index 2055 Fund
Fund Level	$126,231	$158,120	$97,328
Institutional	$6,770	$9,311	$2,484
Investor A	$3,365	$4,824	$2,378
Class K	$19,560	$46,963	$15,583
LifePath Index 2060 Fund
Fund Level	—	$171,842	$66,408
Institutional	—	$40	$32
Investor A	—	$81	$90
Class K	—	$983	$3,104

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the LifePath Index Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the LifePath Index Funds’ investment policies and restrictions. The LifePath Index Funds are currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the LifePath Index Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

60	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	BlackRock Funds III

5. Income Tax Information:

It is the LifePath Index Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each LifePath Index Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016, except for LifePath Index 2060 Fund, which remains open for the period ended December 31, 2016. The statutes of limitations on each LifePath Index Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Funds as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Funds’ financial statements.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
LifePath Index Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,019,189	$11,915,487	2,172,146	$24,473,536
Shares issued in reinvestment of distributions	59,794	702,641	157,718	1,788,845
Shares redeemed	(854,329)	(9,896,376)	(2,251,590)	(25,558,344)

Net increase	224,654	$2,721,752	78,274	$704,037

Investor A
Shares sold	1,661,068	$19,417,164	2,658,189	$30,100,376
Shares issued in reinvestment of distributions	57,236	672,243	131,134	1,486,591
Shares redeemed	(988,659)	(11,509,571)	(2,047,688)	(22,972,763)

Net increase	729,645	$8,579,836	741,635	$8,614,204

Class K
Shares sold	23,996,114	$278,959,992	35,696,531	$404,603,854
Shares issued in reinvestment of distributions	681,752	8,010,536	1,211,664	13,744,555
Shares redeemed	(11,772,868)	(137,678,610)	(11,737,533)	(132,178,862)

Net increase	12,904,998	$149,291,918	25,170,662	$286,169,547

Total Net Increase	13,859,297	$160,593,506	25,990,571	$295,487,788

LifePath Index 2020 Fund
Institutional
Shares sold	1,586,759	$19,120,005	3,122,997	$35,765,199
Shares issued in reinvestment of distributions	75,069	910,582	184,461	2,136,485
Shares redeemed	(904,177)	(10,831,258)	(3,782,730)	(43,445,318)

Net increase (decrease)	757,650	$9,199,329	(475,272)	$(5,543,634)

Investor A
Shares sold	4,108,010	$49,360,838	7,805,341	$90,526,292
Shares issued in reinvestment of distributions	127,849	1,549,010	255,153	2,955,308
Shares redeemed	(2,186,114)	(26,213,229)	(3,948,390)	(45,061,098)

Net increase	2,049,745	$24,696,619	4,112,104	$48,420,502

Class K
Shares sold	36,089,122	$432,258,377	60,982,264	$703,922,811
Shares issued in reinvestment of distributions	1,383,627	16,772,238	2,579,307	29,912,927
Shares redeemed	(14,524,015)	(175,423,605)	(18,755,337)	(215,196,751)

Net increase	22,948,734	$273,607,010	44,806,234	$518,638,987

Total Net Increase	25,756,129	$307,502,958	48,443,066	$561,515,855

BLACKROCK FUNDS III	JUNE 30, 2017	61

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
LifePath Index 2025 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,586,758	$14,184,643	2,652,941	$30,896,140
Shares issued in reinvestment of distributions	62,739	786,187	148,018	1,747,636
Shares redeemed	(568,466)	(7,054,028)	(2,859,196)	(33,539,712)

Net increase (decrease)	639,903	$7,916,802	(58,237)	$(895,936)

Investor A
Shares sold	2,443,190	$30,284,318	4,028,309	$47,198,398
Shares issued in reinvestment of distributions	96,876	1,213,615	204,861	2,418,491
Shares redeemed	(1,695,285)	(20,944,034)	(2,225,550)	(26,026,312)

Net increase	844,781	$10,553,899	2,007,620	$23,590,577

Class K
Shares sold	42,577,656	$525,180,894	59,303,860	$696,390,493
Shares issued in reinvestment of distributions	1,239,251	15,542,837	1,875,108	22,193,238
Shares redeemed	(10,938,380)	(136,332,534)	(10,638,482)	(124,311,226)

Net increase	32,878,527	$404,391,197	50,540,486	$594,272,505

Total Net Increase	34,363,211	$422,861,898	52,489,869	$616,967,146

LifePath Index 2030 Fund
Institutional
Shares sold	1,778,002	$22,365,849	4,010,299	$47,144,810
Shares issued in reinvestment of distributions	84,230	1,071,837	197,625	2,345,990
Shares redeemed	(686,851)	(8,607,125)	(3,597,085)	(42,487,226)

Net increase	1,175,381	$14,830,561	610,839	$7,003,574

Investor A
Shares sold	4,494,227	$56,381,807	10,486,831	$124,479,163
Shares issued in reinvestment of distributions	162,829	2,073,562	296,381	3,528,079
Shares redeemed	(1,445,719)	(18,086,743)	(3,569,295)	(41,422,144)

Net increase	3,211,337	$40,368,626	7,213,917	$86,585,098

Class K
Shares sold	48,480,218	$605,778,324	69,062,699	$814,037,439
Shares issued in reinvestment of distributions	1,576,991	20,051,696	2,662,972	31,634,345
Shares redeemed	(12,639,606)	(159,304,275)	(14,145,862)	(165,623,130)

Net increase	37,417,603	$466,525,745	57,579,809	$680,048,654

Total Net Increase	41,804,321	$521,724,932	65,404,565	$773,637,326

LifePath Index 2035 Fund
Institutional
Shares sold	1,409,875	$17,937,233	2,784,487	$32,810,332
Shares issued in reinvestment of distributions	55,765	727,172	120,013	1,440,832
Shares redeemed	(333,877)	(4,277,073)	(2,767,160)	(32,989,409)

Net increase	1,131,763	$14,387,332	137,340	$1,261,755

Investor A
Shares sold	1,638,363	$20,969,580	3,670,070	$43,416,765
Shares issued in reinvestment of distributions	87,770	1,142,381	193,278	2,317,278
Shares redeemed	(1,078,605)	(13,790,382)	(1,872,287)	(22,156,377)

Net increase	647,528	$8,321,579	1,991,061	$23,577,666

62	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
LifePath Index 2035 Fund (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	34,199,582	$436,082,032	47,568,120	$566,239,734
Shares issued in reinvestment of distributions	988,507	12,881,764	1,470,094	17,697,395
Shares redeemed	(8,656,794)	(111,896,654)	(7,794,154)	(92,690,320)

Net increase	26,531,295	$337,067,142	41,244,060	$491,246,809

Total Net Increase	28,310,586	$359,776,053	43,372,461	$516,086,230

LifePath Index 2040 Fund
Institutional
Shares sold	1,475,132	$19,073,104	2,927,417	$34,668,762
Shares issued in reinvestment of distributions	59,776	790,969	142,384	1,718,354
Shares redeemed	(461,373)	(5,998,342)	(3,217,735)	(38,677,041)

Net increase (decrease)	1,073,535	$13,865,731	(147,934)	$(2,289,925)

Investor A
Shares sold	3,417,417	$44,087,854	6,733,379	$81,132,288
Shares issued in reinvestment of distributions	108,577	1,435,227	181,349	2,197,520
Shares redeemed	(831,276)	(10,776,320)	(1,904,912)	(22,430,352)

Net increase	2,694,718	$34,746,761	5,009,816	$60,899,456

Class K
Shares sold	35,618,444	$461,423,147	48,207,991	$578,765,209
Shares issued in reinvestment of distributions	1,116,714	14,778,295	1,832,198	22,199,868
Shares redeemed	(9,240,618)	(120,976,614)	(9,116,664)	(108,348,877)

Net increase	27,494,540	$355,224,828	40,923,525	$492,616,200

Total Net Increase	31,262,793	$403,837,320	45,785,407	$551,225,731

LifePath Index 2045 Fund
Institutional
Shares sold	1,075,669	$14,159,103	2,010,083	$24,034,661
Shares issued in reinvestment of distributions	38,799	523,842	91,074	1,112,705
Shares redeemed	(335,474)	(4,441,281)	(2,267,768)	(27,495,364)

Net increase (decrease)	778,994	$10,241,664	(166,611)	$(2,347,998)

Investor A
Shares sold	1,055,990	$13,990,546	2,012,649	$24,190,626
Shares issued in reinvestment of distributions	42,721	576,445	92,988	1,136,522
Shares redeemed	(704,131)	(9,263,628)	(821,398)	(9,905,644)

Net increase	394,580	$5,303,363	1,284,239	$15,421,504

Class K
Shares sold	24,240,782	$319,739,030	28,929,976	$351,993,939
Shares issued in reinvestment of distributions	602,401	8,142,166	826,758	10,166,213
Shares redeemed	(5,207,033)	(69,797,014)	(4,402,391)	(53,214,235)

Net increase	19,636,150	$258,084,182	25,354,343	$308,945,917

Total Net Increase	20,809,724	$273,629,209	26,471,971	$322,019,423

LifePath Index 2050 Fund
Institutional
Shares sold	1,212,572	$16,142,735	1,813,236	$22,004,075
Shares issued in reinvestment of distributions	36,678	502,630	80,770	1,000,220
Shares redeemed	(330,027)	(4,446,698)	(1,934,609)	(23,799,961)

Net increase (decrease)	919,223	$12,198,667	(40,603)	$(795,666)

BLACKROCK FUNDS III	JUNE 30, 2017	63

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
LifePath Index 2050 Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	1,776,828	$23,759,053	3,140,951	$38,724,351
Shares issued in reinvestment of distributions	47,537	650,847	74,370	924,683
Shares redeemed	(476,378)	(6,350,620)	(755,257)	(9,023,852)

Net increase	1,347,987	$18,059,280	2,460,064	$30,625,182

Class K
Shares sold	20,212,502	$270,641,456	25,260,372	$310,821,104
Shares issued in reinvestment of distributions	541,317	7,418,304	804,155	10,000,774
Shares redeemed	(4,646,610)	(63,081,934)	(5,299,051)	(64,723,627)

Net increase	16,107,209	$214,977,826	20,765,476	$256,098,251

Total Net Increase	18,374,419	$245,235,773	23,184,937	$285,927,767

LifePath Index 2055 Fund
Institutional
Shares sold	1,041,323	$14,108,555	1,552,173	$19,237,386
Shares issued in reinvestment of distributions	24,794	346,439	47,942	605,263
Shares redeemed	(300,809)	(4,097,877)	(1,117,013)	(14,072,058)

Net increase	765,308	$10,357,117	483,102	$5,770,591

Investor A
Shares sold	736,813	$10,094,621	1,277,285	$15,786,704
Shares issued in reinvestment of distributions	19,152	267,227	36,799	464,764
Shares redeemed	(415,861)	(5,639,893)	(293,501)	(3,640,930)

Net increase	340,104	$4,721,955	1,020,583	$12,610,538

Class K
Shares sold	10,187,068	$138,744,763	10,848,162	$135,793,609
Shares issued in reinvestment of distributions	210,855	2,946,293	266,527	3,379,423
Shares redeemed	(2,097,756)	(28,997,631)	(1,924,729)	(23,907,773)

Net increase	8,300,167	$112,693,425	9,189,960	$115,265,259

Total Net Increase	9,405,579	$127,772,497	10,693,645	$133,646,388

			Period February 29, 2016[1] to December 31, 2016
LifePath Index 2060 Fund			Shares	Amount
Institutional
Shares sold	30,723	$368,580	10,365	$110,858
Shares issued in reinvestment of distributions	248	3,061	35	398
Shares redeemed	(812)	(9,595)	(2)	(26)

Net increase	30,159	$362,046	10,398	$111,230

Investor A
Shares sold	105,026	$1,267,730	34,215	$377,921
Shares issued in reinvestment of distributions	796	9,842	196	2,224
Shares redeemed	(4,579)	(55,687)	(379)	(4,151)

Net increase	101,243	$1,221,885	34,032	$375,994

Class K
Shares sold	1,819,323	$22,093,136	927,052	$10,331,740
Shares issued in reinvestment of distributions	18,254	225,631	6,083	68,951
Shares redeemed	(131,406)	(1,600,514)	(32,595)	(367,123)

Net increase	1,706,171	$20,718,253	900,540	$10,033,568

Total Net Increase	1,837,573	$22,302,184	944,970	$10,520,792

[1]	Commencement of operations.

64	BLACKROCK FUNDS III	JUNE 30, 2017

Notes to Financial Statements (concluded)	BlackRock Funds III

At June 30, 2017, shares of the LifePath Index Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the LifePath Index Funds, were as follows:

LifePath Index 2060 Fund
Institutional	5,000
Investor A	5,000
Class K	90,000

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Index Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2017	65

Master Portfolio Information as of June 30, 2017	Master Investment Portfolio

LifePath® Index Retirement Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	60%
Equity Funds	40

Ten Largest Holdings	Percent of Total Net Assets

U.S. Total Bond Index Master Portfolio	51%
Large Cap Index Master Portfolio	22
iShares Core MSCI Total International Stock ETF	12
iShares TIPS Bond ETF	9
Master Small Cap Index Series	4
Total International ex U.S. Index Master Portfolio	1
iShares Developed Real Estate Index Fund	1

LifePath® Index 2020 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Fixed Income Funds	51%
Equity Funds	48
Short-Term Securities	1

Ten Largest Holdings	Percent of Total Net Assets

U.S. Total Bond Index Master Portfolio	44%
Large Cap Index Master Portfolio	26
iShares Core MSCI Total International Stock ETF	13
iShares TIPS Bond ETF	7
Master Small Cap Index Series	4
Total International ex U.S. Index Master Portfolio	4
iShares Developed Real Estate Index Fund	2

LifePath® Index 2025 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	60%
Fixed Income Funds	39
Short-Term Securities	1

Ten Largest Holdings	Percent of Total Net Assets

U.S. Total Bond Index Master Portfolio	34%
Large Cap Index Master Portfolio	32
iShares Core MSCI Total International Stock ETF	17
iShares Developed Real Estate Index Fund	6
iShares TIPS Bond ETF	5
Master Small Cap Index Series	3
Total International ex U.S. Index Master Portfolio	2
BlackRock Cash Funds: Institutional, SL Agency Shares	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

66	BLACKROCK FUNDS III	JUNE 30, 2017

Master Portfolio Information as of June 30, 2017 (continued)	Master Investment Portfolio

LifePath® Index 2030 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	71%
Fixed Income Funds	28
Short-Term Securities	1

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	38%
U.S. Total Bond Index Master Portfolio	25
iShares Core MSCI Total International Stock ETF	18
iShares Developed Real Estate Index Fund	8
Total International ex U.S. Index Master Portfolio	5
iShares TIPS Bond ETF	4
Master Small Cap Index Series	2

LifePath® Index 2035 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	81%
Fixed Income Funds	18
Short-Term Securities	1

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	43%
iShares Core MSCI Total International Stock ETF	22
U.S. Total Bond Index Master Portfolio	16
iShares Developed Real Estate Index Fund	11
Total International ex U.S. Index Master Portfolio	4
iShares TIPS Bond ETF	2
Master Small Cap Index Series	2

LifePath® Index 2040 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	91%
Fixed Income Funds	9

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	47%
iShares Core MSCI Total International Stock ETF	23
iShares Developed Real Estate Index Fund	14
U.S. Total Bond Index Master Portfolio	8
Total International ex U.S. Index Master Portfolio	6
Master Small Cap Index Series	1
iShares TIPS Bond ETF	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS III	JUNE 30, 2017	67

Master Portfolio Information as of June 30, 2017 (continued)	Master Investment Portfolio

LifePath® Index 2045 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	97%
Fixed Income Funds	3

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	49%
iShares Core MSCI Total International Stock ETF	27
iShares Developed Real Estate Index Fund	16
Total International ex U.S. Index Master Portfolio	4
U.S. Total Bond Index Master Portfolio	3
Master Small Cap Index Series	1

LifePath® Index 2050 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	99%
Fixed Income Funds	1

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	50%
iShares Core MSCI Total International Stock ETF	27
iShares Developed Real Estate Index Fund	16
Total International ex U.S. Index Master Portfolio	5
U.S. Total Bond Index Master Portfolio	1
Master Small Cap Index Series	1

LifePath® Index 2055 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	99%
Fixed Income Funds	1

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	51%
iShares Core MSCI Total International Stock ETF	31
iShares Developed Real Estate Index Fund	16
U.S. Total Bond Index Master Portfolio	1
Master Small Cap Index Series	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

68	BLACKROCK FUNDS III	JUNE 30, 2017

Master Portfolio Information as of June 30, 2017 (concluded)	Master Investment Portfolio

LifePath® Index 2060 Master Portfolio

Portfolio Composition	Percent of Total Net Assets

Equity Funds	99%
Fixed Income Funds	1

Ten Largest Holdings	Percent of Total Net Assets

Large Cap Index Master Portfolio	51%
iShares Core MSCI Total International Stock ETF	31
iShares Developed Real Estate Index Fund	16
U.S. Total Bond Index Master Portfolio	1
Master Small Cap Index Series	1

The LifePath Index Master Portfolios’ allocation and holdings listed above are current as of the report date. However, the LifePath Index Master Portfolios are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS III	JUNE 30, 2017	69

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 40.2%
iShares Core MSCI Total International Stock ETF	2,132,204	$122,303,221
iShares Developed Real Estate Index Fund	477,385	4,940,932
Large Cap Index Master Portfolio	$222,241,229	222,241,229
Master Small Cap Index Series	$43,373,064	43,373,064
Total International ex U.S. Index Master Portfolio	$13,230,135	13,230,135

		406,088,581
Fixed Income Funds — 59.5%
iShares TIPS Bond ETF (b)	765,405	86,819,889
U.S. Total Bond Index Master Portfolio	$513,528,881	513,528,881

		600,348,770

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (c)(d)	2,551,235	$2,552,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (d)	2,276,838	2,276,838

		4,828,838
Total Affiliated Investment Companies (Cost — $960,452,508) — 100.2%		1,011,266,189
Liabilities in Excess of Other Assets — (0.2)%		(1,729,587)

Net Assets — 100.0%		$1,009,536,602

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,551,235	[1]	—	2,551,235	$2,552,000	$8,726	[2]	$(2,231)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	717,035	1,559,803	[1]	—	2,276,838	2,276,838	8,133		—	—
iShares Core MSCI Total International Stock ETF	1,636,585	495,619		—	2,132,204	122,303,221	1,553,572		—	$12,601,972
iShares Developed Real Estate Index Fund	402,284	90,714		(15,613)	477,385	4,940,932	34,983		(462)	199,380
iShares TIPS Bond ETF	621,994	167,661		(24,250)	765,405	86,819,889	516,799		(148,351)	221,504
Large Cap Index Master Portfolio	$179,250,938	$42,990,291	[1]	—	$222,241,229	222,241,229	1,906,502		185,895	26,600,680
Master Small Cap Index Series	$34,440,451	$8,932,613	[1]	—	$43,373,064	43,373,064	231,069		1,097,880	1,020,123
Total International ex U.S. Index Master Portfolio	$25,062,003	—		$(11,831,868)[3]	$13,230,135	13,230,135	332,857		(174,208)	997,975
U.S. Total Bond Index Master Portfolio	$412,873,479	$100,655,402	[1]	—	$513,528,881	513,528,881	5,136,870		921,164	(4,988,541)
Total						$1,011,266,189	$9,729,511		$1,879,687	$36,653,093

[1] Represents net shares/investment value purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

See Notes to Financial Statements.

70	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$127,244,153	—	—	$127,244,153
Fixed Income Funds	86,819,889	—	—	86,819,889
Short-Term Securities	4,828,838	—	—	4,828,838

Subtotal	$218,892,880	—	—	$218,892,880

Investments Valued at NAV[1]				792,373,309

Total Investments				$1,011,266,189

[1]    As of June 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	71

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 48.5%
iShares Core MSCI Total International Stock ETF (b)	4,559,292	$261,520,989
iShares Developed Real Estate Index Fund	4,918,605	50,907,562
Large Cap Index Master Portfolio	$544,986,173	544,986,173
Master Small Cap Index Series	$77,416,885	77,416,885
Total International ex U.S. Index Master Portfolio	$73,200,751	73,200,751

		1,008,032,360
Fixed Income Funds — 51.3%
iShares TIPS Bond ETF (c)	1,322,845	150,050,308
U.S. Total Bond Index Master Portfolio	$914,598,984	914,598,984

		1,064,649,292

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (c)(d)	11,719,849	$11,723,366
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (d)	4,965,797	4,965,797

		16,689,163
Total Affiliated Investment Companies (Cost —$1,965,490,965) — 100.6%		2,089,370,815
Liabilities in Excess of Other Assets — (0.6)%		(11,722,454)

Net Assets — 100.0%		$2,077,648,361

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	31,608	11,688,241	[1]	—	11,719,849	$11,723,366	$27,080	[2]	$3,706	$(6)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,341,262	1,624,535	[1]	—	4,965,797	4,965,797	17,697		—	—
iShares Core MSCI Total International Stock ETF	3,497,604	1,061,688		—	4,559,292	261,520,989	3,301,516		—	26,623,037
iShares Developed Real Estate Index Fund	4,757,223	761,519		(600,137)	4,918,605	50,907,562	375,074		1,116	2,147,259
iShares MSCI EAFE Small-Cap ETF*	103,367	—		(103,367)	—	—	—		1,496,253	(1,312,645)
iShares TIPS Bond ETF	1,041,857	291,928		(10,940)	1,322,845	150,050,308	867,214		(70,287)	159,046
Large Cap Index Master Portfolio	$451,450,181	$93,535,992	[1]	—	$544,986,173	544,986,173	4,764,539		468,724	66,218,685
Master Small Cap Index Series	$63,214,259	$14,202,626	[1]	—	$77,416,885	77,416,885	414,039		1,965,464	1,072,655
Total International ex U.S. Index Master Portfolio	$89,280,690	—		$(16,079,939)[3]	$73,200,751	73,200,751	1,551,392		(827,944)	9,672,552
U.S. Total Bond Index Master Portfolio	$722,945,868	$191,653,116	[1]	—	$914,598,984	914,598,984	8,961,518		1,625,086	(16,731,398)
Total						$2,089,370,815	$20,280,069		$4,662,118	$87,849,185

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.

[2]    Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

72	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$312,428,551	—	—	$312,428,551
Fixed Income Funds	150,050,308	—	—	150,050,308
Short-Term Securities	16,689,163	—	—	16,689,163

Subtotal	$479,168,022	—	—	$479,168,022

Investments Valued at NAV[1]				1,610,202,793

Total Investments				$2,089,370,815

[1]    As of June 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	73

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 60.6%
iShares Core MSCI Total International Stock ETF	5,953,737	$341,506,354
iShares Developed Real Estate Index Fund	10,670,681	110,441,549
Large Cap Index Master Portfolio	$633,088,679	633,088,679
Master Small Cap Index Series	$58,232,492	58,232,492
Total International ex U.S. Index Master Portfolio	$42,963,615	42,963,615

		1,186,232,689
Fixed Income Funds — 39.0%
iShares TIPS Bond ETF (b)	916,342	103,940,674
U.S. Total Bond Index Master Portfolio	$659,685,908	659,685,908

		763,626,582

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (c)(d)	10,782,677	$10,785,912
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (d)	4,791,802	4,791,802

		15,577,714
Total Affiliated Investment Companies (Cost — $1,832,413,102) — 100.4%		1,965,436,985
Liabilities in Excess of Other Assets — (0.4)%		(7,974,415)

Net Assets — 100.0%		$1,957,462,570

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	235,138	10,547,539	[1]	—	10,782,677	$10,785,912	$14,308	[2]	$1,570	$(47)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,157,343	634,459	[1]	—	4,791,802	4,791,802	19,085		—	—
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		1,307	—
iShares Core MSCI Total International Stock ETF	4,368,278	1,585,459		—	5,953,737	341,506,354	4,307,336		—	34,093,615
iShares Developed Real Estate Index Fund	8,157,732	2,615,336		(102,387)	10,670,681	110,441,549	750,345		(3,621)	4,229,112
iShares MSCI EAFE Small-Cap ETF*	34,830	—		(34,830)	—	—	—		574,933	—
iShares TIPS Bond ETF	674,570	247,772		(6,000)	916,342	103,940,674	608,157		(35,146)	27,617
Large Cap Index Master Portfolio	$473,120,757	$159,967,922	[1]	—	$633,088,679	633,088,679	5,287,990		475,312	60,867,100
Master Small Cap Index Series	$44,721,084	$13,511,407	[1]	—	$58,232,491	58,232,492	313,263		1,517,087	(49,389)
Total International ex U.S. Index Master Portfolio	$59,297,124	—		$(16,333,509)[3]	$42,963,615	42,963,615	957,266		(504,428)	14,062,525
U.S. Total Bond Index Master Portfolio	$476,185,674	$183,500,234	[1]	—	$659,685,908	659,685,908	6,270,336		1,173,532	(18,028,000)
Total						$1,965,436,985	$18,528,086		$3,200,546	$95,202,533

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$451,947,903	—	—	$451,947,903
Fixed Income Funds	103,940,674	—	—	103,940,674
Short-Term Securities	15,577,714	—	—	15,577,714

Subtotal	$571,466,291	—	—	$571,466,291

Investments Valued at NAV[1]				1,393,970,694

Total Investments				$1,965,436,985

1   As of June 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	75

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 71.3%
iShares Core MSCI Total International Stock ETF (b)	8,127,673	$466,203,323
iShares Developed Real Estate Index Fund	20,973,506	217,075,790
Large Cap Index Master Portfolio	$975,259,354	975,259,354
Master Small Cap Index Series	$59,261,143	59,261,143
Total International ex U.S. Index Master Portfolio	$121,126,387	121,126,387

		1,838,925,997
Fixed Income Funds — 28.4%
iShares TIPS Bond ETF (b)	845,663	95,923,554
U.S. Total Bond Index Master Portfolio	$636,236,943	636,236,943

		732,160,497

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (c)(d)	13,065,709	$13,069,629
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (d)	5,494,174	5,494,174

		18,563,803
Total Affiliated Investment Companies (Cost — $2,390,842,185) — 100.4%		2,589,650,297
Liabilities in Excess of Other Assets — (0.4)%		(9,797,498)

Net Assets — 100.0%		$2,579,852,799

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,529,813	8,535,896	[1]	—	13,065,709	$13,069,629	$11,739	[2]	$(110)	$(864)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,061,526	—		(1,567,352)[3]	5,494,174	5,494,174	25,054		—	—
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		2,106	—
iShares Core MSCI Total International Stock ETF	5,846,070	2,281,603		—	8,127,673	466,203,323	5,874,343		—	45,981,143
iShares Developed Real Estate Index Fund	16,082,653	5,073,837		(182,984)	20,973,506	217,075,790	1,460,230		(13,743)	8,279,409
iShares MSCI EAFE Small-Cap ETF*	186,733	—		(186,733)	—	—	—		2,255,412	(1,584,272)
iShares TIPS Bond ETF	633,115	215,648		(3,100)	845,663	95,923,554	549,171		(18,048)	8,695
Large Cap Index Master Portfolio	$732,938,640	$242,320,714	[1]	—	$975,259,354	975,259,354	8,061,950		708,820	93,207,557
Master Small Cap Index Series	$49,267,846	$9,993,297	[1]	—	$59,261,143	59,261,143	330,525		1,589,023	868,289
Total International ex U.S. Index Master Portfolio	$127,047,310	—		$(5,920,923)[3]	$121,126,387	121,126,387	2,315,324		(1,250,109)	14,409,504
U.S. Total Bond Index Master Portfolio	$462,612,989	$173,623,954	[1]	—	$636,236,943	636,236,943	5,985,114		1,122,859	(19,084,418)
Total						$2,589,650,297	$24,613,450		$4,396,210	$142,085,043

* No longer held by the LifePath Index Master Portfolio as of period end.
1 Represents net shares/investment value purchased.

2  Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3 Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

76	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$683,279,113	—	—	$683,279,113
Fixed Income Funds	95,923,554	—	—	95,923,554
Short-Term Securities	18,563,803	—	—	18,563,803

Subtotal	$797,766,470	—	—	$797,766,470

Investments Valued at NAV[1]				1,791,883,827

Total Investments				$2,589,650,297

1   As of June 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	77

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 81.4%
iShares Core MSCI Total International Stock ETF (b)	6,240,387	$357,948,598
iShares Developed Real Estate Index Fund	17,456,227	180,671,947
Large Cap Index Master Portfolio	$700,702,508	700,702,508
Master Small Cap Index Series	$27,709,205	27,709,205
Total International ex U.S. Index Master Portfolio	$62,323,359	62,323,359

		1,329,355,617
Fixed Income Funds — 18.3%
iShares TIPS Bond ETF	324,145	36,767,767
U.S. Total Bond Index Master Portfolio	$261,397,961	261,397,961

		298,165,728

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (c)(d)	16,749,375	$16,754,400
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (d)	3,749,018	3,749,018

		20,503,418
Total Affiliated Investment Companies (Cost — $1,507,030,643) — 100.9%		1,648,024,763
Liabilities in Excess of Other Assets — (0.9)%		(15,171,697)

Net Assets — 100.0%		$1,632,853,066

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,764,647	8,984,728	[1]	—	16,749,375	$16,754,400	$10,246	[2]	$5,158	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,842,905	—		(93,887)[3]	3,749,018	3,749,018	16,908		—	—
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		1,798	—
iShares Core MSCI Total International Stock ETF	4,456,608	1,783,779		—	6,240,387	357,948,598	4,514,118		—	$35,787,156
iShares Developed Real Estate Index Fund	12,987,139	4,580,988		(111,900)	17,456,227	180,671,947	1,218,704		(7,343)	6,879,799
iShares MSCI EAFE Small-Cap ETF*	91,234	—		(91,234)	—	—	—		905,592	(597,352)
iShares TIPS Bond ETF	235,717	89,628		(1,200)	324,145	36,767,767	213,216		(3,102)	(7,010)
Large Cap Index Master Portfolio	$509,351,954	$191,350,554	[1]	—	$700,702,508	700,702,508	5,779,768		508,910	60,528,686
Master Small Cap Index Series	$23,550,738	$4,158,467	[1]	—	$27,709,205	27,709,205	160,105		759,127	190,856
Total International ex U.S. Index Master Portfolio	$68,534,368	—		$(6,211,009)[3]	$62,323,359	62,323,359	1,243,533		(670,188)	7,477,159
U.S. Total Bond Index Master Portfolio	$181,166,426	$80,231,535	[1]	—	$261,397,961	261,397,961	2,430,634		460,936	(9,405,386)
Total						$1,648,024,763	$15,587,232		$1,960,888	$100,853,908

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

78	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$538,620,545	—	—	$538,620,545
Fixed Income Funds	36,767,767	—	—	36,767,767
Short-Term Securities	20,503,418	—	—	20,503,418

Subtotal	$595,891,730	—	—	$595,891,730

Investments Valued at NAV[1]				1,052,133,033

Total Investments				$1,648,024,763

1   As of June 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	79

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 90.6%
iShares Core MSCI Total International Stock ETF	7,535,888	$432,258,535
iShares Developed Real Estate Index Fund	24,688,574	255,526,740
Large Cap Index Master Portfolio	$891,881,202	891,881,202
Master Small Cap Index Series	$25,223,755	25,223,755
Total International ex U.S. Index Master Portfolio	$106,076,151	106,076,151

		1,710,966,383
Fixed Income Funds — 9.2%
iShares TIPS Bond ETF (b)	171,618	19,466,630
U.S. Total Bond Index Master Portfolio	$153,271,716	153,271,716

		172,738,346

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (c)(d)	2,899,130	$2,900,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (d)	4,432,456	4,432,456

		7,332,456
Total Affiliated Investment Companies (Cost — $1,717,132,968) — 100.2%		1,891,037,185
Liabilities in Excess of Other Assets — (0.2)%		(3,504,502)

Net Assets — 100.0%		$1,887,532,683

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,899,130	[1]	—	2,899,130	$2,900,000	$6,236	[2]	$1,568	—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,950,404	—		(1,517,948)[3]	4,432,456	4,432,456	19,969		—	—
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		1,998	—
iShares Core MSCI Total International Stock ETF	5,284,259	2,251,629		—	7,535,888	432,258,535	5,433,779		—	$42,085,811
iShares Developed Real Estate Index Fund	18,471,957	6,216,617		—	24,688,574	255,526,740	1,696,714		—	9,617,013
iShares MSCI EAFE Small-Cap ETF*	164,443	—		(164,443)	—	—	—		1,869,177	(1,073,613)
iShares TIPS Bond ETF	119,210	52,408		—	171,618	19,466,630	107,910		—	(16,126)
Large Cap Index Master Portfolio	$649,462,582	$242,418,620	[1]	—	$891,881,202	891,881,202	7,277,600		626,869	71,329,950
Master Small Cap Index Series	$20,978,941	$4,244,814	[1]	—	$25,223,755	25,223,755	138,020		646,460	102,034
Total International ex U.S. Index Master Portfolio	$107,744,430	—		$(1,668,279)[3]	$106,076,151	106,076,151	1,940,980		(1,071,307)	11,438,248
U.S. Total Bond Index Master Portfolio	$102,565,134	$50,706,582	[1]	—	$153,271,716	153,271,716	1,375,170		268,432	(7,468,311)
Total						$1,891,037,185	$17,996,378		$2,343,197	$126,015,006

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	Security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarize the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$687,785,275	—	—	$687,785,275
Fixed Income Funds	19,466,630	—	—	19,466,630
Short-Term Securities	7,332,456	—	—	7,332,456

Subtotal	$714,584,361	—	—	$714,584,361

Investments Valued at NAV[1]				1,176,452,824

Total Investments				$1,891,037,185

[1]    As of June 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	81

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 96.6%
iShares Core MSCI Total International Stock ETF	4,788,332	$274,658,723
iShares Developed Real Estate Index Fund	15,460,677	160,018,004
Large Cap Index Master Portfolio	$513,084,304	513,084,304
Master Small Cap Index Series	$12,637,971	12,637,971
Total International ex U.S. Index Master Portfolio	$41,674,350	41,674,350

		1,002,073,352
Fixed Income Funds — 3.1%
iShares TIPS Bond ETF	25,613	2,905,283
U.S. Total Bond Index Master Portfolio	$29,154,891	29,154,891

		32,060,174

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (b)	2,967,377	$2,967,377
Total Affiliated Investment Companies (Cost — $940,422,514) — 100.0%		1,037,100,903
Other Assets Less Liabilities — 0.0%		436,635

Net Assets — 100.0%		$1,037,537,538

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	6,719,853	—		(6,719,853)[1]	—	—	$15,193	[2]	$4,489	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,229,694	—		(262,317)[1]	2,967,377	$2,967,377	12,477		—	—
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		834	—
iShares Core MSCI Total International Stock ETF	3,178,875	1,609,457		—	4,788,332	274,658,723	3,450,494		—	$26,239,269
iShares Developed Real Estate Index Fund	10,688,266	4,789,180		(16,769)	15,460,677	160,018,004	1,032,778		171	5,841,590
iShares MSCI EAFE Small-Cap ETF*	64,900	—		(64,900)	—	—	—		674,325	(334,446)
iShares TIPS Bond ETF	19,270	6,343		—	25,613	2,905,283	16,128		—	—
Large Cap Index Master Portfolio	$346,473,199	$166,611,105	[3]	—	$513,084,304	513,084,304	4,080,569		328,335	30,932,645
Master Small Cap Index Series	$10,207,479	$2,430,492	[3]	—	$12,637,971	12,637,971	69,387		324,256	(50,566)
Total International ex U.S. Index Master Portfolio	$44,423,237	—		$(2,748,887)[1]	$41,674,350	41,674,350	805,640		(441,921)	10,549,171
U.S. Total Bond Index Master Portfolio	$17,147,916	$12,006,975	[3]	—	$29,154,891	29,154,891	241,531		48,518	(2,085,050)
Total						$1,037,100,903	$9,724,197		$939,007	$71,092,613

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Current yield as of period end.

See Notes to Financial Statements.

82	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$434,676,727	—	—	$434,676,727
Fixed Income Funds	2,905,283	—	—	2,905,283
Short-Term Securities	2,967,377	—	—	2,967,377

Subtotal	$440,549,387	—	—	$440,549,387

Investments Valued at NAV[1]				596,551,516

Total Investments				$1,037,100,903

[1]    As of June 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	83

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	4,458,856	$255,759,980
iShares Developed Real Estate Index Fund	15,011,546	155,369,501
Large Cap Index Master Portfolio	$484,427,955	484,427,955
Master Small Cap Index Series	$9,316,962	9,316,962
Total International ex U.S. Index Master Portfolio	$45,554,977	45,554,977

		950,429,375
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$9,882,522	9,882,522

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (b)	2,515,405	$2,515,405
Total Affiliated Investment Companies (Cost — $872,061,852) — 100.0%		962,827,302
Other Assets Less Liabilities — 0.0%		386,757

Net Assets — 100.0%		$963,214,059

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	709,293	—		(709,293)[1]	—	—	$641	[2]	$148	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,212,380	—		(696,975)[1]	2,515,405	$2,515,405	10,941		—	—
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		891	—
iShares Core MSCI Total International Stock ETF	3,015,540	1,443,316		—	4,458,856	255,759,980	3,228,318		—	$24,515,746
iShares Developed Real Estate Index Fund	10,462,157	4,549,389		—	15,011,546	155,369,501	1,003,204		—	5,673,336
iShares MSCI EAFE Small-Cap ETF*	61,118	—		(61,118)	—	—	—		635,457	(271,519)
Large Cap Index Master Portfolio	$327,759,989	$156,667,966	[3]	—	$484,427,955	484,427,955	3,817,415		305,289	32,860,689
Master Small Cap Index Series	$9,906,269	—		$(589,307)[1]	$9,316,962	9,316,962	65,931		309,482	70,198
Total International ex U.S. Index Master Portfolio	$45,503,138	$51,839	[3]	—	$45,554,977	45,554,977	826,053		(462,872)	4,687,539
U.S. Total Bond Index Master Portfolio	$6,530,434	$3,352,088	[3]	—	$9,882,522	9,882,522	87,414		17,015	(453,507)
Total						$962,827,302	$9,039,917		$805,410	$67,082,482

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$411,129,481	—	—	$411,129,481
Short-Term Securities	2,515,405	—	—	2,515,405

Subtotal	$413,644,886	—	—	$413,644,886

Investments Valued at NAV[1]				549,182,416

Total Investments				$962,827,302

1   As of June 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

84	BLACKROCK FUNDS III	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	2,209,329	$126,727,112
iShares Developed Real Estate Index Fund	6,331,273	65,528,672
Large Cap Index Master Portfolio	$204,602,908	204,602,908
Master Small Cap Index Series	$3,723,633	3,723,633
Total International ex U.S. Index Master Portfolio	$482,494	482,494

		401,064,819
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$4,184,291	4,184,291

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (b)	997,700	$997,700
Total Affiliated Investment Companies (Cost — $368,800,602) — 100.0%		406,246,810
Other Assets Less Liabilities — 0.0%		160,031

Net Assets — 100.0%		$406,406,841

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	109,953	—		(109,953)[1]	—	—	$2,664	[2]	$(151)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,311,636	—		(313,936)[1]	997,700	$997,700	5,621		—	—
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		194	—
iShares Core MSCI Total International Stock ETF	1,405,456	803,873		—	2,209,329	126,727,112	1,587,716		—	$11,723,697
iShares Developed Real Estate Index Fund	4,028,158	2,309,886		(6,771)	6,331,273	65,528,672	412,268		68	2,308,594
iShares MSCI EAFE Small-Cap ETF*	2,167	—		(2,167)	—	—	—		29,274	(25,150)
Large Cap Index Master Portfolio	$126,656,073	$77,946,835	[3]	—	$204,602,908	204,602,908	1,560,332		112,802	12,795,451
Master Small Cap Index Series	$3,875,613	—		$(151,980)[1]	$3,723,633	3,723,633	27,561		134,278	22,437
Total International ex U.S. Index Master Portfolio	$6,150,576	—		$(5,668,082)[1]	$482,494	482,494	90,605		(38,291)	656,631
U.S. Total Bond Index Master Portfolio	$2,540,733	$1,643,558	[3]	—	$4,184,291	4,184,291	36,485		7,176	(183,297)
Total						$406,246,810	$3,723,252		$245,350	$27,298,363

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$192,255,784	—	—	$192,255,784
Short-Term Securities	997,700	—	—	997,700

Subtotal	$193,253,484	—	—	$193,253,484

Investments Valued at NAV[1]				212,993,326

Total Investments				$406,246,810

1   As of June 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	85

Schedule of Investments June 30, 2017 (Unaudited)	LifePath Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	188,366	$10,804,674
iShares Developed Real Estate Index Fund	537,674	5,564,924
Large Cap Index Master Portfolio	$17,368,235	17,368,235
Master Small Cap Index Series	$362,869	362,869

		34,100,702
Fixed Income Fund — 1.2%
U.S. Total Bond Index Master Portfolio	$399,380	399,380

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (b)	13,810	$13,810
Total Affiliated Investment Companies (Cost — $32,691,744) — 99.9%		34,513,892
Other Assets Less Liabilities — 0.1%		21,253

Net Assets — 100.0%		$34,535,145

Notes to Schedule of Investments

(a)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—	—	—	$578	$469	—
BlackRock Cash Funds: Treasury, SL Agency Shares	91,465	—		(77,655)[1]	13,810	$13,810	461	—	—
iShares Developed Real Estate Index Fund	172,972	364,702		—	537,674	5,564,924	25,020	—	$125,481
iShares Core MSCI Total International Stock ETF	65,969	123,486		(1,089)	188,366	10,804,674	131,919	(500)	689,741
Large Cap Index Master Portfolio	$5,421,280	$11,946,955	[2]	—	$17,368,235	17,368,235	96,918	(1,966)	706,416
Master Small Cap Index Series	$164,824	$198,045	[2]	—	$362,869	362,869	1,551	9,570	(693)
U.S. Total Bond Index Master Portfolio	$118,637	$280,743	[2]	—	$399,380	399,380	2,328	581	(12,601)
Total						$34,513,892	$258,775	$8,154	$1,508,344

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.
[2] Represents net shares/investment value purchased.

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments Companies:
Equity Funds	$16,369,598	—	—	$16,369,598
Short-Term Securities	13,810	—	—	13,810

Total	$16,383,408	—	—	$16,383,408

Investments Valued at NAV[1]				18,130,484

Total Investments				$34,513,892

[1]    As of June 30, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

86	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2017 (Unaudited)	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio

Assets
Investments at value — affiliated[1,2]	$1,011,266,189	$2,089,370,815	$1,965,436,985	$2,589,650,297	$1,648,024,763
Receivables:
Contributions from investors	1,128,463	903,853	4,446,809	3,710,148	2,719,762
Dividends — affiliated	1,505	3,362	3,620	4,758	3,257
Investments sold	—	16,820,354	10,341,167	9,717,519	5,093,368
Securities lending income — affiliated	526	3,614	2,486	3,192	770
Prepaid expenses	1,520	2,336	1,935	2,583	1,552

Total assets	1,012,398,203	2,107,104,334	1,980,233,002	2,603,088,497	1,655,843,472

Liabilities
Cash collateral on securities loaned at value	2,552,000	11,723,400	10,785,912	13,069,850	16,754,400
Payables:
Investments purchased	259,410	17,627,124	11,886,455	10,060,035	6,171,298
Investment advisory fees	29,617	77,999	72,310	75,513	39,777
Independent Trustees fees	—	6,560	7,025	9,339	5,445
Professional fees	17,956	18,194	17,219	19,483	16,883
Printing fees	1,149	1,149	1,172	1,151	1,158
Other accrued expenses	1,469	1,547	339	327	1,445

Total liabilities	2,861,601	29,455,973	22,770,432	23,235,698	22,990,406

Net Assets	$1,009,536,602	$2,077,648,361	$1,957,462,570	$2,579,852,799	$1,632,853,066

Net Assets Consist of
Investors’ capital	$958,722,921	$1,953,768,511	$1,824,438,687	$2,381,044,687	$1,491,858,946
Net unrealized appreciation (depreciation)	50,813,681	123,879,850	133,023,883	198,808,112	140,994,120

Net Assets	$1,009,536,602	$2,077,648,361	$1,957,462,570	$2,579,852,799	$1,632,853,066

[1] Investments at cost — affiliated	$960,452,508	$1,965,490,965	$1,832,413,102	$2,390,842,185	$1,507,030,643
[2] Securities loaned at value	$2,495,460	$11,494,944	$10,546,948	$12,810,018	$16,427,904

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	87

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2017 (Unaudited)	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio

Assets
Investments at value — affiliated[1,2]	$1,891,037,185	$1,037,100,903	$962,827,302	$406,246,810	$34,513,892
Cash	—	—	—	—	150,942
Receivables:
Contributions from investors	3,677,610	5,729,605	1,866,766	1,511,202	—
Dividends — affiliated	3,976	2,658	2,005	1,246	186
Investment adviser	—	—	—	—	5,745
Investments sold	—	—	3,225,728	1,810,037	60,000
Securities lending income — affiliated	141	—	—	651	—
Prepaid expenses	1,809	909	853	315	11

Total assets	1,894,720,721	1,042,834,075	967,922,654	409,570,261	34,730,776

Liabilities
Cash collateral on securities loaned at value	2,900,000	—	—	—	—
Payables:
Investments purchased	4,222,305	5,255,985	4,669,227	3,141,093	155,687
Investment advisory fees	37,462	18,675	17,191	2,665	—
Independent Trustees fees	6,492	3,384	3,490	1,986	1,367
Accounting fees	1,427	—	—	613	1,811
Professional fees	17,270	16,671	16,738	15,618	17,635
Printing fees	1,175	1,170	1,169	1,170	596
Withdrawals to investors	—	—	—	—	17,944
Other accrued expenses	1,907	652	780	275	591

Total liabilities	7,188,038	5,296,537	4,708,595	3,163,420	195,631

Net Assets	$1,887,532,683	$1,037,537,538	$963,214,059	$406,406,841	$34,535,145

Net Assets Consist of
Investors’ capital	$1,713,628,466	$940,859,149	$872,448,609	$368,960,633	$32,712,997
Net unrealized appreciation (depreciation)	173,904,217	96,678,389	90,765,450	37,446,208	1,822,148

Net Assets	$1,887,532,683	$1,037,537,538	$963,214,059	$406,406,841	$34,535,145

[1] Investments at cost — affiliated	$1,717,132,968	$940,422,514	$872,061,852	$368,800,602	$32,691,744
[2] Securities loaned at value	$2,835,750	—	—	—	—

See Notes to Financial Statements.

88	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2017 (Unaudited)	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio

Investment Income
Dividends — affiliated	$2,113,487	$4,561,501	$5,684,923	$7,908,798	$5,962,946
Securities lending income — affiliated — net	8,726	27,080	14,308	11,739	10,246
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	2,453,719	6,702,558	6,537,342	10,689,124	7,174,856
Interest — affiliated	5,274,520	9,245,283	6,506,224	6,292,841	2,610,219
Expenses	(154,818)	(316,682)	(258,315)	(333,139)	(190,853)
Fees waived	33,877	60,329	43,604	44,087	19,818

Total investment income	9,729,511	20,280,069	18,528,086	24,613,450	15,587,232

Expenses
Investment advisory	231,182	475,149	432,777	567,335	358,702
Professional	15,358	16,700	16,067	18,410	15,717
Independent Trustees	10,088	22,205	19,856	25,245	16,768
Accounting services	1,554	1,105	2,336	1,465	2,674
Printing	1,131	1,131	1,131	1,131	1,131
Miscellaneous	4,901	10,111	8,410	11,259	6,788

Total expenses	264,214	526,401	480,577	624,845	401,780
Less fees waived by the Manager	(33,086)	(51,356)	(47,953)	(101,829)	(114,912)

Total expenses after fees waived	231,128	475,045	432,624	523,016	286,868

Net investment income	9,498,383	19,805,024	18,095,462	24,090,434	15,300,364

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	(151,044)	1,430,788	539,043	2,225,617	902,103
Allocated from the applicable Underlying Master Portfolios from investments	2,030,731	3,231,330	2,661,503	2,170,593	1,058,785

	1,879,687	4,662,118	3,200,546	4,396,210	1,960,888

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	13,022,855	27,616,691	38,350,300	52,684,111	42,062,593
Allocated from the applicable Underlying Master Portfolios from investments	23,630,238	60,232,494	56,852,233	89,400,932	58,791,315

	36,653,093	87,849,185	95,202,533	142,085,043	100,853,908

Net realized and unrealized gain	38,532,780	92,511,303	98,403,079	146,481,253	102,814,796

Net Increase in Net Assets Resulting from Operations	$48,031,163	$112,316,327	$116,498,541	$170,571,687	$118,115,160

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	89

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2017 (Unaudited)	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio

Investment Income
Dividends — affiliated	$7,258,372	$4,511,877	$4,242,463	$2,005,605	$157,400
Securities lending income — affiliated — net	6,236	15,193	641	2,664	578
Net investment income allocated from the applicable Underlying Master Portfolios:
Dividends — affiliated	9,351,775	4,952,655	4,706,855	1,676,700	98,335
Interest — affiliated	1,577,378	342,241	181,075	70,924	4,390
Expenses	(211,790)	(102,489)	(94,684)	(34,072)	(2,014)
Fees waived	14,407	4,720	3,567	1,431	86

Total investment income	17,996,378	9,724,197	9,039,917	3,723,252	258,775

Expenses
Investment advisory	410,094	220,352	204,560	83,873	5,232
Professional	15,979	15,180	15,177	14,220	11,906
Independent Trustees	18,901	11,403	10,979	6,638	4,053
Accounting services	5,781	2,573	1,296	1,359	69
Printing	1,131	1,134	1,134	1,128	364
Miscellaneous	7,942	3,970	3,793	1,302	281

Total expenses	459,828	254,612	236,939	108,520	21,905

Less:
Fees waived by the Manager	(163,948)	(122,447)	(114,235)	(74,971)	(5,232)
Fees reimbursed by the Manager	—	—	—	(14)	(14,577)

Total expenses after fees waived and/or reimbursed	295,880	132,165	122,704	33,535	2,096

Net investment income	17,700,498	9,592,032	8,917,213	3,689,717	256,679

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	1,872,743	679,819	636,496	29,385	(31)
Allocated from the applicable Underlying Master Portfolios from investments	470,454	259,188	168,914	215,965	8,185

	2,343,197	939,007	805,410	245,350	8,154

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	50,613,085	31,746,415	29,917,563	14,007,141	815,222
Allocated from the applicable Underlying Master Portfolios from investments	75,401,921	39,346,198	37,164,919	13,291,222	693,122

	126,015,006	71,092,613	67,082,482	27,298,363	1,508,344

Net realized and unrealized gain	128,358,203	72,031,620	67,887,892	27,543,713	1,516,498

Net Increase in Net Assets Resulting from Operations	$146,058,701	$81,623,652	$76,805,105	$31,233,430	$1,773,177

See Notes to Financial Statements.

90	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Index Retirement Master Portfolio		LifePath Index 2020 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$9,498,383	$12,650,804	$19,805,024	$27,954,383
Net realized gain	1,879,687	495,401	4,662,118	986,965
Net change in unrealized appreciation (depreciation)	36,653,093	19,162,122	87,849,185	47,041,905

Net increase in net assets resulting from operations	48,031,163	32,308,327	112,316,327	75,983,253

Capital Transactions
Proceeds from contributions	310,495,702	459,177,765	500,883,929	830,214,302
Value of withdrawals	(159,496,977)	(180,728,394)	(212,939,416)	(303,966,814)

Net increase in net assets derived from capital transactions	150,998,725	278,449,371	287,944,513	526,247,488

Net Assets
Total increase in net assets	199,029,888	310,757,698	400,260,840	602,230,741
Beginning of period	810,506,714	499,749,016	1,677,387,521	1,075,156,780

End of period	$1,009,536,602	$810,506,714	$2,077,648,361	$1,677,387,521

	LifePath Index 2025 Master Portfolio		LifePath Index 2030 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$18,095,462	$23,101,178	$24,090,434	$31,804,959
Net realized gain (loss)	3,200,546	(2,868,437)	4,396,210	(4,141,821)
Net change in unrealized appreciation (depreciation)	95,202,533	48,799,434	142,085,043	70,914,898

Net increase in net assets resulting from operations	116,498,541	69,032,175	170,571,687	98,578,036

Capital Transactions
Proceeds from contributions	569,727,189	774,485,031	684,758,123	985,661,422
Value of withdrawals	(164,620,625)	(184,195,087)	(186,615,287)	(249,782,668)

Net increase in net assets derived from capital transactions	405,106,564	590,289,944	498,142,836	735,878,754

Net Assets
Total increase in net assets	521,605,105	659,322,119	668,714,523	834,456,790
Beginning of period	1,435,857,465	776,535,346	1,911,138,276	1,076,681,486

End of period	$1,957,462,570	$1,435,857,465	$2,579,852,799	$1,911,138,276

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	91

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Index 2035 Master Portfolio		LifePath Index 2040 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$15,300,364	$19,516,881	$17,700,498	$23,198,484
Net realized gain (loss)	1,960,888	(4,188,145)	2,343,197	(5,823,362)
Net change in unrealized appreciation (depreciation)	100,853,908	50,670,087	126,015,006	61,243,225

Net increase in net assets resulting from operations	118,115,160	65,998,823	146,058,701	78,618,347

Capital Transactions
Proceeds from contributions	475,031,366	642,466,863	524,739,104	694,566,329
Value of withdrawals	(130,211,801)	(148,119,208)	(138,159,456)	(169,595,908)

Net increase in net assets derived from capital transactions	344,819,565	494,347,655	386,579,648	524,970,421

Net Assets
Total increase in net assets	462,934,725	560,346,478	532,638,349	603,588,768
Beginning of period	1,169,918,341	609,571,863	1,354,894,334	751,305,566

End of period	$1,632,853,066	$1,169,918,341	$1,887,532,683	$1,354,894,334

	LifePath Index 2045 Master Portfolio		LifePath Index 2050 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$9,592,032	$11,541,762	$8,917,213	$11,096,260
Net realized gain (loss)	939,007	(3,669,592)	805,410	(4,050,297)
Net change in unrealized appreciation (depreciation)	71,092,613	33,054,642	67,082,482	31,821,999

Net increase in net assets resulting from operations	81,623,652	40,926,812	76,805,105	38,867,962

Capital Transactions
Proceeds from contributions	347,926,295	400,219,225	310,583,652	371,549,626
Value of withdrawals	(83,653,334)	(90,735,188)	(74,037,069)	(97,619,626)

Net increase in net assets derived from capital transactions	264,272,961	309,484,037	236,546,583	273,930,000

Net Assets
Total increase in net assets	345,896,613	350,410,849	313,351,688	312,797,962
Beginning of period	691,640,925	341,230,076	649,862,371	337,064,409

End of period	$1,037,537,538	$691,640,925	$963,214,059	$649,862,371

See Notes to Financial Statements.

92	BLACKROCK FUNDS III	JUNE 30, 2017

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Index 2055 Master Portfolio		LifePath Index 2060 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Period February 29, 2016[1] to December 31, 2016

Operations
Net investment income	$3,689,717	$4,128,877	$256,679	$84,268
Net realized gain (loss)	245,350	(1,441,761)	8,154	(88,688)
Net change in unrealized appreciation (depreciation)	27,298,363	12,159,015	1,508,344	313,804

Net increase in net assets resulting from operations	31,233,430	14,846,131	1,773,177	309,384

Capital Transactions
Proceeds from contributions	162,969,712	170,817,798	23,729,473	10,830,520
Value of withdrawals	(38,824,365)	(41,639,954)	(1,722,047)	(385,362)

Net increase in net assets derived from capital transactions	124,145,347	129,177,844	22,007,426	10,445,158

Net Assets
Total increase in net assets	155,378,777	144,023,975	23,780,603	10,754,542
Beginning of period	251,028,064	107,004,089	10,754,542	—

End of period	$406,406,841	$251,028,064	$34,535,145	$10,754,542

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	93

Financial Highlights	Master Investment Portfolio

	LifePath Index Retirement Master Portfolio
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	5.44%	[1]	5.82%		(0.31)%		5.78%		7.72%		9.17%

Ratios to Average Net Assets
Total expenses[2,3,4]	0.08%	[5]	0.09%		0.10%		0.13%		0.16%		0.18%

Total expenses after fees waived and/or paid indirectly[2,3,4]	0.08%	[5]	0.08%		0.09%		0.11%		0.14%		0.15%

Net investment income[3,4,6]	2.05%	[5]	2.05%		1.84%		1.87%		1.74%		2.02%

Supplemental Data
Net assets, end of period (000)	$1,009,537		$810,507		$499,749		$431,795		$321,594		$201,972

Portfolio turnover rate	6%	[7]	13%	[7]	25%	[7]	15%	[7]	18%	[7]	1%	[8]

[1]	Aggregate total return.

[2]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[3]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.01%, 0.01%, 0.01%, 0.01%, 0.00% and 0.02% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[4]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.03%, 0.03%, 0.03%, 0.03%, 0.02% and 0.02% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[7]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[8]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 15% for the year ended December 31, 2012.

See Notes to Financial Statements.

94	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	Master Investment Portfolio

	LifePath Index 2020 Master Portfolio
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	6.11%	[1]	6.32%		(0.42)%		6.15%		11.36%		11.36%

Ratios to Average Net Assets
Total expenses[2,3,4]	0.08%	[5]	0.09%		0.10%		0.12%		0.16%		0.19%

Total expenses after fees waived and/or paid indirectly[2,3,4]	0.08%	[5]	0.08%		0.09%		0.11%		0.14%		0.16%

Net investment income[3,4,6]	2.08%	[5]	2.12%		1.95%		1.99%		2.01%		2.19%

Supplemental Data
Net assets, end of period (000)	$2,077,648		$1,677,388		$1,075,157		$881,324		$616,003		$286,973

Portfolio turnover rate	5%	[7]	14%	[7]	14%	[7]	12%	[7]	12%	[7]	1%	[8]

[1]	Aggregate total return.

[2]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[3]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.01%, 0.01%, 0.01%, 0.01%, 0.00% and 0.02% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[4]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.03%, 0.04%, 0.04%, 0.04%, 0.03% and 0.03% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[7]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[8]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 13% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	95

Financial Highlights	Master Investment Portfolio

	LifePath Index 2025 Master Portfolio
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	7.14%	[1]	6.87%		(0.45)%		6.47%		13.48%		12.34%

Ratios to Average Net Assets
Total expenses[2,3,4]	0.08%	[5]	0.09%		0.10%		0.12%		0.17%		0.23%

Total expenses after fees waived and/or paid indirectly[2,3,4]	0.07%	[5]	0.08%		0.09%		0.11%		0.14%		0.16%

Net investment income[3,4,6]	2.09%	[5]	2.19%		2.06%		2.08%		2.19%		2.27%

Supplemental Data
Net assets, end of period (000)	$1,957,463		$1,435,857		$776,535		$518,194		$278,608		$122,448

Portfolio turnover rate	4%	[7]	16%	[7]	12%	[7]	15%	[7]	13%	[7]	0%	[8,9]

[1]	Aggregate total return.

[2]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[3]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.01%, 0.01%, 0.00%, 0.01%, 0.00% and 0.02% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[4]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.04%, 0.06%, 0.05%, 0.05%, 0.04% and 0.03% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[7]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[8]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 14% for the year ended December 31, 2012.

[9]	Rounds to less than 1%.

See Notes to Financial Statements.

96	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	Master Investment Portfolio

	LifePath Index 2030 Master Portfolio
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	7.95%	[1]	7.29%		(0.50)%		6.64%		15.40%		13.28%

Ratios to Average Net Assets
Total expenses[2,3,4]	0.08%	[5]	0.09%		0.10%		0.12%		0.16%		0.21%

Total expenses after fees waived and/or paid indirectly[2,3,4]	0.07%	[5]	0.08%		0.09%		0.11%		0.15%		0.17%

Net investment income[3,4,6]	2.12%	[5]	2.26%		2.15%		2.14%		2.33%		2.36%

Supplemental Data
Net assets, end of period (000)	$2,579,853		$1,911,138		$1,076,681		$818,295		$528,481		$206,007

Portfolio turnover rate	3%	[7]	19%	[7]	12%	[7]	20%	[7]	12%	[7]	2%	[8]

[1]	Aggregate total return.

[2]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[3]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.01%, 0.01%, 0.00% and 0.02% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[4]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.05%, 0.07%, 0.06%, 0.05%, 0.04% and 0.04% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[7]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[8]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 18% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	97

Financial Highlights	Master Investment Portfolio

	LifePath Index 2035 Master Portfolio
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	8.83%	[1]	7.74%		(0.56)%		6.82%		17.02%		14.07%

Ratios to Average Net Assets
Total expenses[2,3,4]	0.08%	[5]	0.09%		0.10%		0.12%		0.18%		0.26%

Total expenses after fees waived and/or paid indirectly[2,3,4]	0.06%	[5]	0.07%		0.08%		0.11%		0.15%		0.17%

Net investment income[3,4,6]	2.13%	[5]	2.34%		2.26%		2.22%		2.47%		2.44%

Supplemental Data
Net assets, end of period (000)	$1,632,853		$1,169,918		$609,572		$410,040		$207,175		$81,763

Portfolio turnover rate	3%	[7]	22%	[7]	10%	[7]	25%	[7]	12%	[7]	1%	[8]

[1]	Aggregate total return.

[2]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[3]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.00%, 0.01%, 0.00% and 0.02% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[4]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.05%, 0.08%, 0.07%, 0.06%, 0.05% and 0.04% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[7]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[8]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 24% for the year ended December 31, 2012.

See Notes to Financial Statements.

98	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	Master Investment Portfolio

	LifePath Index 2040 Master Portfolio
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	9.58%	[1]	8.10%		(0.56)%		6.90%		18.66%		15.03%

Ratios to Average Net Assets
Total expenses[2,3,4]	0.08%	[5]	0.09%		0.10%		0.12%		0.17%		0.24%

Total expenses after fees waived and/or paid indirectly[2,3,4]	0.06%	[5]	0.07%		0.08%		0.11%		0.15%		0.18%

Net investment income[3,4,6]	2.16%	[5]	2.39%		2.33%		2.27%		2.59%		2.50%

Supplemental Data
Net assets, end of period (000)	$1,887,533		$1,354,894		$751,306		$546,501		$326,693		$107,671

Portfolio turnover rate	3%	[7]	26%	[7]	11%	[7]	29%	[7]	12%	[7]	3%	[8]

[1]	Aggregate total return.

[2]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[3]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.00%, 0.01%, 0.00% and 0.02% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[4]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.06%, 0.09%, 0.07%, 0.06%, 0.05% and 0.04% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[7]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[8]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 21% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	99

Financial Highlights	Master Investment Portfolio

	LifePath Index 2045 Master Portfolio
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	10.08%	[1]	8.28%		(0.64)%		7.10%		20.33%		15.61%

Ratios to Average Net Assets
Total expenses[2,3,4]	0.08%	[5]	0.09%		0.11%		0.13%		0.21%		0.41%

Total expenses after fees waived and/or paid indirectly[2,3,4]	0.05%	[5]	0.06%		0.07%		0.10%		0.15%		0.17%

Net investment income[3,4,6]	2.18%	[5]	2.44%		2.39%		2.34%		2.77%		2.62%

Supplemental Data
Net assets, end of period (000)	$1,037,538		$691,641		$341,230		$226,796		$104,567		$33,177

Portfolio turnover rate	3%	[7]	26%	[7]	10%	[7]	30%	[7]	12%	[7]	2%	[8]

[1]	Aggregate total return.

[2]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[3]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.02% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[4]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.06%, 0.10%, 0.08%, 0.07%, 0.05% and 0.04% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[7]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[8]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 22% for the year ended December 31, 2012.

See Notes to Financial Statements.

100	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	Master Investment Portfolio

	LifePath Index 2050 Master Portfolio
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	10.21%	[1]	8.41%		(0.67)%		7.28%		21.62%		16.37%

Ratios to Average Net Assets
Total expenses[2,3,4]	0.08%	[5]	0.09%		0.11%		0.13%		0.21%		0.46%

Total expenses after fees waived and/or paid indirectly[2,3,4]	0.05%	[5]	0.06%		0.07%		0.10%		0.15%		0.18%

Net investment income[3,4,6]	2.18%	[5]	2.44%		2.39%		2.38%		2.91%		2.67%

Supplemental Data
Net assets, end of period (000)	$963,214		$649,862		$337,064		$232,908		$103,722		$26,037

Portfolio turnover rate	3%	[7]	28%	[7]	14%	[7]	22%	[7]	12%	[7]	3%	[8]

[1]	Aggregate total return.

[2]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[3]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.02% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[4]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.06%, 0.10%, 0.09%, 0.08%, 0.06% and 0.05% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[7]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[8]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 26% for the year ended December 31, 2012.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	101

Financial Highlights	Master Investment Portfolio

	LifePath Index 2055 Master Portfolio
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012

Total Return
Total return	10.26%	[1]	8.37%		(0.60)%		7.50%		22.99%		16.83%

Ratios to Average Net Assets
Total expenses[2,3,4]	0.08%	[5]	0.11%		0.14%		0.20%		0.42%		1.39%

Total expenses after fees waived and/or reimbursed and/or paid indirectly[2,3,4]	0.04%	[5]	0.04%		0.06%		0.10%		0.15%		0.15%

Net investment income[3,4,6]	2.20%	[5]	2.50%		2.44%		2.46%		3.09%		2.76%

Supplemental Data
Net assets, end of period (000)	$406,407		$251,028		$107,004		$61,856		$23,968		$4,908

Portfolio turnover rate	4%	[7]	33%	[7]	17%	[7]	22%	[7]	15%	[7]	8%	[8]

[1]	Aggregate total return.

[2]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[3]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.02% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

[4]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.07%, 0.11%, 0.09%, 0.09%, 0.06% and 0.05% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively, although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[7]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

[8]

Excludes purchases and sales of the Underlying Master Portfolios. If these transactions had been included to conform to the current year presentation, portfolio turnover would have been 53% for the year ended December 31, 2012.

See Notes to Financial Statements.

102	BLACKROCK FUNDS III	JUNE 30, 2017

Financial Highlights	Master Investment Portfolio

	LifePath Index 2060 Master Portfolio
	Six Months Ended June 30, 2017 (Unaudited)		Period February 29, 2016[1] to December 31, 2016

Total Return
Total return	10.22%	[2]	15.54%	[2]

Ratios to Average Net Assets
Total expenses[3,4,5]	0.23%		1.40%	[6]

Total expenses after fees waived and/or reimbursed and/or paid indirectly[3,4,5]	0.04%		0.04%

Net investment income[4,5,7]	2.45%		2.74%

Supplemental Data
Net assets, end of period (000)	$34,535		$ 10,755

Portfolio turnover rate[8]	1%		71%

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]

Includes the LifePath Index Master Portfolio’s pro rata portion of expenses from Large Cap Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio (collectively, the “Underlying Master Portfolios”). These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and iShares exchange-traded funds.

[4]

Includes the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated fees waived of 0.00% and 0.00% for the six months ended June 30, 2017 and the years ended December 31, 2016.

[5]

Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08% and 0.12% for the six months ended June 30, 2017 and the years ended December 31, 2016., although the ratio does include the LifePath Index Master Portfolio’s share of the Underlying Master Portfolios’ allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.54%.

[7]	Includes the LifePath Index Master Portfolio’s share of the allocated net investment income from the Underlying Master Portfolios.

[8]	Includes the purchases or sales of the underlying funds and the Underlying Master Portfolios.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2017	103

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to ten series of MIP: LifePath® Index Retirement Master Portfolio, LifePath® Index 2020 Master Portfolio, LifePath® Index 2025 Master Portfolio, LifePath® Index 2030 Master Portfolio, LifePath® Index 2035 Master Portfolio, LifePath® Index 2040 Master Portfolio, LifePath® Index 2045 Master Portfolio, LifePath® Index 2050 Master Portfolio, LifePath® Index 2055 Master Portfolio and LifePath® Index 2060 Master Portfolio (each, a “LifePath Index Master Portfolio” and together, the “LifePath Index Master Portfolios”). Each of the LifePath Index Master Portfolios is classified as diversified.

As of period end, the investment of LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio and LifePath Index 2060 Master Portfolio in Large Cap Index Master Portfolio represented 26.2%, 32.3%, 37.8%, 42.9%, 47.3%, 49.5%, 50.3%, 50.3% and 50.3%, respectively, of net assets. The investment of LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio and LifePath Index 2025 Master Portfolio in U.S. Total Bond Index Master Portfolio represented 50.9%, 44.0% and 33.7%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio and U.S. Total Bond Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective LifePath Index Master Portfolio’s financial statements. Large Cap Index Master Portfolio’s, Total International ex U.S. Index Master Portfolio’s and U.S. Total Bond Index Master Portfolio’s financial statements, which are included in filings by MIP, and Master Small Cap Index Series’ financial statements, which are included in filings by Quantitative Master Series LLC, are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The LifePath Index Master Portfolios will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the LifePath Index Master Portfolios. The LifePath Index Master Portfolios may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a LifePath Index Master Portfolio’s investment in each of Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio reflects that LifePath Index Master Portfolio’s proportionate interest in the net assets of that Underlying Master Portfolio. As of period end, the LifePath Index Master Portfolios held interests in these Underlying Master Portfolios as follows:

	Large Cap Index Master Portfolio	Master Small Cap Index Series	Total International ex U.S. Index Master Portfolio	U.S. Total Bond Index Master Portfolio
LifePath Index Retirement Master Portfolio	4.10%	4.78%	1.25%	12.79%
LifePath Index 2020 Master Portfolio	10.06%	8.54%	6.92%	22.78%
LifePath Index 2025 Master Portfolio	11.68%	6.42%	4.06%	16.43%
LifePath Index 2030 Master Portfolio	18.00%	6.54%	11.45%	15.85%
LifePath Index 2035 Master Portfolio	12.93%	3.06%	5.89%	6.51%
LifePath Index 2040 Master Portfolio	16.46%	2.78%	10.02%	3.82%
LifePath Index 2045 Master Portfolio	9.47%	1.39%	3.94%	0.73%
LifePath Index 2050 Master Portfolio	8.94%	1.03%	4.31%	0.25%
LifePath Index 2055 Master Portfolio	3.78%	0.41%	0.05%	0.10%
LifePath Index 2060 Master Portfolio	0.32%	0.04%	—	0.01%

The LifePath Index Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each LifePath Index Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the LifePath Index Master Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on

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Notes to Financial Statements (continued)	Master Investment Portfolio

capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Each LifePath Index Master Portfolio records daily its proportionate share of the Underlying Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Recent Accounting Standards: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of June 30, 2017, certain investments of the LifePath Index Master Portfolios were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

SEC Reporting Modernization: The SEC adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, a LifePath Index Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A LifePath Index Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a LifePath Index Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a LifePath Index Master Portfolio are charged to that LifePath Index Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the LifePath Index Master Portfolios had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the LifePath Index Master Portfolios no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The LifePath Index Master Portfolios’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the LifePath Index Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Index Master Portfolios determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each LifePath Index Master Portfolio’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The market value of the LifePath Index Master Portfolios’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each LifePath Index Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

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Notes to Financial Statements (continued)	Master Investment Portfolio

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2017, certain investments of the LifePath Index Master Portfolios’ were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4. Securities and Other Investments:

Securities Lending: Certain LifePath Index Master Portfolios may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the LifePath Index Master Portfolios collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each LifePath Index Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the LifePath Index Master Portfolio and any additional required collateral is delivered to the LifePath Index Master Portfolio, or excess collateral returned by the LifePath Index Master Portfolio, on the next business day. During the term of the loan, the LifePath Index Master Portfolios are entitled to all distributions made on or in respect of the loaned securities but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the LifePath Index Master Portfolios’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the LifePath Index Master Portfolios under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the LifePath Index Master Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a LifePath Index Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (continued)	Master Investment Portfolio

As of period end, the following table is a summary of the LifePath Index Master Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath Index Retirement Master Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$2,495,460	$(2,495,460)	—

LifePath Index 2020 Master Portfolio
Goldman Sachs & Co.	$11,494,944	$(11,494,944)	—

LifePath Index 2025 Master Portfolio
JP Morgan Securities LLC	$10,546,948	$(10,546,948)	—

LifePath Index 2030 Master Portfolio
JP Morgan Securities LLC	$10,927,080	$(10,927,080)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,882,938	(1,882,938)	—

	$12,810,018	$(12,810,018)	—

LifePath Index 2035 Master Portfolio
JP Morgan Securities LLC	$16,427,904	$(16,427,904)	—

LifePath Index 2040 Master Portfolio
JP Morgan Securities LLC	$2,189,199	$(2,189,199)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	646,551	(646,551)	—

	$2,835,750	$(2,835,750)	—

[1]

Cash collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above. Collateral has been received in connection with securities lending agreements as follows:

LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio	LifePath Index 2040 Master Portfolio
$2,552,000	$11,723,400	$10,785,912	$13,069,850	$16,754,400	$2,900,000

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the LifePath Index Master Portfolios benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each LifePath Index Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the LifePath Index Master Portfolios, entered into an Investment Advisory Agreement with BFA, the LifePath Index Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each LifePath Index Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Index Master Portfolio.

For such services, each LifePath Index Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each LifePath Index Master Portfolio’s net assets.

Administration: MIP, on behalf of the LifePath Index Master Portfolios, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities).

BAL is not entitled to compensation for providing administrative services to the LifePath Index Master Portfolios, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the LifePath Index Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the LifePath Index Master Portfolios.

Expense Limitations and Waivers: With respect to each LifePath Index Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each LifePath Index Master Portfolio pays to the Manager indirectly through its investment in affiliated money

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Notes to Financial Statements (continued)	Master Investment Portfolio

market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each LifePath Index Master Portfolio’s investments in other affiliated investment companies, if any. For the six months ended June 30, 2017, the amounts waived were as follows:

Amounts Waived
LifePath Index Retirement Master Portfolio	$931
LifePath Index 2020 Master Portfolio	$1,985
LifePath Index 2025 Master Portfolio	$2,183
LifePath Index 2030 Master Portfolio	$2,829
LifePath Index 2035 Master Portfolio	$1,936
LifePath Index 2040 Master Portfolio	$2,259
LifePath Index 2045 Master Portfolio	$1,430
LifePath Index 2050 Master Portfolio	$161
LifePath Index 2055 Master Portfolio	$638
LifePath Index 2060 Master Portfolio	$64

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the LifePath Index Master Portfolios, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The LifePath Index Master Portfolios are responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the LifePath Index Master Portfolios bear to an annual rate of 0.04% (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each LifePath Index Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each LifePath Index Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each LifePath Index Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each LifePath Index Master Portfolio is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2017, each LifePath Index Master Portfolio paid BTC the following amounts in total for securities lending agent services and collateral investment fees:

Amounts
LifePath Index Retirement Master Portfolio	$2,180
LifePath Index 2020 Master Portfolio	$6,770
LifePath Index 2025 Master Portfolio	$3,573
LifePath Index 2030 Master Portfolio	$2,941
LifePath Index 2035 Master Portfolio	$2,566
LifePath Index 2040 Master Portfolio	$1,558
LifePath Index 2045 Master Portfolio	$3,813
LifePath Index 2050 Master Portfolio	$161
LifePath Index 2055 Master Portfolio	$672
LifePath Index 2060 Master Portfolio	$145
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each LifePath Index Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each LifePath Index Master Portfolio’s investment policies and restrictions. Each LifePath Index Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33  1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

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Notes to Financial Statements (continued)	Master Investment Portfolio

During the six months ended June 30, 2017, the LifePath Index Master Portfolios did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Each LifePath Index Master Portfolio may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

6. Purchases and Sales:

For the six months ended June 30, 2017, purchases and sales of investments in the Underlying Funds and Underlying Master Portfolios, excluding short-term securities, were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Purchases	$209,316,836	$383,982,464	$473,257,202	$578,352,854	$396,622,283
Sales	$57,653,511	$93,140,207	$67,345,899	$77,651,028	$48,938,107

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio
Purchases	$442,792,313	$295,267,752	$259,923,483	$139,005,014	$22,298,374
Sales	$50,288,522	$28,340,957	$20,872,059	$13,185,986	$163,062

7. Income Tax Information:

Each LifePath Index Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the LifePath Index Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the LifePath Index Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the LifePath Index Master Portfolios’ assets will be managed so an investor in each LifePath Index Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each LifePath Index Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each LifePath Index Master Portfolio U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016, except for LifePath Index 2060 Master Portfolio, which remains open for the period ended December 31, 2016. The statutes of limitations on each LifePath Index Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the LifePath Index Master Portfolios as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the LifePath Index Master Portfolios’ financial statements.

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Tax cost	$944,983,557	$1,925,656,981	$1,813,404,548	$2,349,046,835	$1,490,094,160

Gross unrealized appreciation	$85,667,163	$216,943,600	$187,550,412	$327,271,760	$192,040,774
Gross unrealized depreciation	(19,384,531)	(53,229,766)	(35,517,975)	(86,668,298)	(34,110,171)

Net unrealized appreciation	$66,282,632	$163,713,834	$152,032,437	$240,603,462	$157,930,603

	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio	LifePath Index 2060 Master Portfolio
Tax cost	$1,688,096,705	$931,118,867	$862,436,300	$367,594,312	$32,729,313

Gross unrealized appreciation	$251,085,136	$125,117,527	$90,765,450	$43,266,138	$1,919,113
Gross unrealized depreciation	(48,144,656)	(19,135,491)	9,625,552	(4,613,640)	(134,534)

Net unrealized appreciation	$202,940,480	$105,982,036	$100,391,002	$38,652,498	$1,784,579

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Notes to Financial Statements (continued)	Master Investment Portfolio

8. Bank Borrowings:

MIP, on behalf of the LifePath Index Master Portfolios, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the LifePath Index Master Portfolios may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the LifePath Index Master Portfolios, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2017, the LifePath Index Master Portfolios did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, certain LifePath Index Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the LifePath Index Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the LifePath Index Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The LifePath Index Master Portfolios may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Counterparty Credit Risk: Similar to issuer credit risk, the LifePath Index Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The LifePath Index Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the LifePath Index Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the LifePath Index Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the LifePath Index Master Portfolios.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Index Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

110	BLACKROCK FUNDS III	JUNE 30, 2017

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio, LifePath Index 2055 Master Portfolio and LifePath Index 2060 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. Each of BlackRock LifePath Index Retirement Fund, BlackRock LifePath Index 2020 Fund, BlackRock LifePath Index 2025 Fund, BlackRock LifePath Index 2030 Fund, BlackRock LifePath Index 2035 Fund, BlackRock LifePath Index 2040 Fund, BlackRock LifePath Index 2045 Fund, BlackRock LifePath Index 2050 Fund, BlackRock LifePath Index 2055 Fund and BlackRock LifePath Index 2060 Fund (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better

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Disclosure of Investment Advisory Agreement (continued)

assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds as determined by Broadridge1, as well as the performance of each Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; and (g) sales and redemption data regarding each Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2018. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the relevant Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolios and the Portfolios. BlackRock and its affiliates provide the Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

112	BLACKROCK FUNDS III	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (continued)

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to other funds in its applicable Broadridge category and the performance of each Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the net performance of each of LifePath Index Retirement Portfolio, LifePath Index 2020 Portfolio, LifePath Index 2025 Portfolio, LifePath Index 2030 Portfolio, LifePath Index 2035 Portfolio, LifePath Index 2040 Portfolio, LifePath Index 2045 Portfolio, LifePath Index 2050 Portfolio and LifePath Index 2055 Portfolio was within tolerance of its benchmark. The Board reported that for the since-inception period reported, LifePath Index 2060 Portfolio’s net performance underperformed its benchmark. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each of the Portfolios.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s/Portfolio’s contractual management fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s/Portfolio’s actual management fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to each Master Portfolio or Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

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Disclosure of Investment Advisory Agreement (continued)

BlackRock has reviewed with the Board that the varying fee structures for fund of funds can limit the value of management fee comparisons.

The Board also noted that the contractual management fee of each of LifePath Index 2020 Master Portfolio/BlackRock LifePath Index 2020 Fund, LifePath Index 2030 Master Portfolio/BlackRock LifePath Index 2030 Fund, LifePath Index 2045 Master Portfolio/BlackRock Index 2045 Fund and LifePath Index 2050 Master Portfolio/BlackRock Index 2050 Fund ranked in the first quartile. The Board also noted that the actual management fee rate of each of these Master Portfolios/Portfolios and the total expense ratio of each of these Portfolios each ranked in the first quartile, relative to the relevant Portfolio’s Expense Peers.

The Board also noted that the contractual management fee of each of LifePath Index 2025 Master Portfolio/BlackRock LifePath Index 2025 Fund, LifePath Index 2035 Master Portfolio/BlackRock LifePath 2035 Fund and LifePath Index 2040 Master Portfolio/BlackRock LifePath Index 2040 Fund ranked in the first quartile. The Board also noted that the actual management fee rate of each of these Master Portfolios/Portfolios and the total expense ratio of each of these Portfolios ranked in the second and first quartiles, respectively, relative to the relevant Portfolio’s Expense Peers.

The Board also noted that LifePath Index 2060 Master Portfolio’s/BlackRock LifePath Index 2060 Fund’s contractual management fee rate ranked first out of three funds, and that the actual management fee rate and the Portfolio’s total expense ratio ranked first out of three funds and in the first quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that LifePath Index Retirement Master Portfolio’s/BlackRock LifePath Index Retirement Fund’s contractual management fee rate ranked first out of three funds, and that the actual management fee rate and the Portfolio’s total expense ratio ranked second out of three funds and in the first quartile, respectively, relative to the Portfolio’s Expense Peers.

The Board also noted that LifePath Index 2055 Master Portfolio’s/BlackRock LifePath Index 2055 Fund’s contractual management fee rate ranked second out of four funds, and that the actual management fee rate and the Portfolio’s total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers.

The Board also noted that, with respect to each Portfolio, BlackRock has contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual

114	BLACKROCK FUNDS III	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (concluded)

fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

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Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

116	BLACKROCK FUNDS III	JUNE 30, 2017

Additional Information

General Information

Householding

The LifePath Index Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the LifePath Index Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The LifePath Index Funds/LifePath Index Master Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The LifePath Index Funds’/LifePath Index Master Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The LifePath Index Funds’/ LifePath Index Master Portfolios’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the LifePath Index Funds/LifePath Index Master Portfolios use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the LifePath Index Funds/LifePath Index Master Portfolios voted proxies relating to securities held in the LifePath Index Funds’/LifePath Index Master Portfolios’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

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Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

118	BLACKROCK FUNDS III	JUNE 30, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a LifePath Index Fund unless preceded or accompanied by the LifePath Index Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-6/17-SAR

JUNE 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

iShares MSCI Total International Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. For its part, the European Central Bank also began to signal its intent to wind down asset purchases and begin the long move toward policy normalization, contingent upon further improvement in economic growth.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the outlook for economic growth have kept markets relatively tranquil.

In the fifth edition of our Global Investor Pulse Survey, we heard from 28,000 individuals across 18 countries, including more than 4,000 respondents from the United States. While retirement remains the single most important issue for American investors, only a third of respondents feel confident that they will have enough retirement income, and nearly 40% of respondents have yet to begin saving for retirement. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.34%	17.90%
U.S. small cap equities (Russell 2000® Index)	4.99	24.60
International equities (MSCI Europe, Australasia, Far East Index)	13.81	20.27
Emerging market equities (MSCI Emerging Markets Index)	18.43	23.75
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.31	0.49
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.08	(5.58)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.27	(0.31)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.26	(0.28)
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.92	12.69
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	3

Fund Summary as of June 30, 2017

Investment Objective

iShares MSCI Total International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI All Country World ex USA Index (the “MSCI ACWI ex USA Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

On February 24, 2017, the Board approved a proposal to change the name of BlackRock Total International ex U.S. Index Fund to iShares MSCI Total International Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2017, the Fund’s Institutional Shares returned 14.95%, Investor A Shares returned 14.85% and Class K Shares returned 14.94%. The benchmark MSCI ACWI ex USA Index returned 14.10% for the same period.

•	The Fund invests all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•

The year started with the reflation trade spreading beyond the United States into developed markets in the first quarter of the year. Notable beneficiaries included countries such as Japan and parts of the Eurozone that tend to have a higher correlation to global growth.

•

Japanese equities posted solid gains in the first quarter. Some success can be attributed to Japanese companies having a higher exposure to global growth, which has been trending upward over the past few quarters. Fourth-quarter earnings reports were among the strongest in Japan in nearly a decade. Continued yield curve management from the central bank, better corporate governance and domestic investor buying have also been supportive of Japanese stocks.

•

In the case of Europe, economic data has been improving, particularly in large export-driven economies like Germany. Additionally, inflation in the region has started to stabilize, although not a major reversal, with headline CPI hitting 1.8% year-over-year and core inflation firming to 0.9% year-over-year in January. Political anxiety over elections in the Netherlands and France in the first half of the year, as well as fears over the ECB tapering its asset purchase program too soon, weighed on investor sentiment to some extent.

•

In the United Kingdom, Prime Minster Theresa May triggered article 50 at the end of March, marking the start of the two-year period in which the United Kingdom must leave the European Union. While the initial impact of Brexit appeared to be inconsequential, recent economic data has shown the first signs of stress. January retail sales and average earnings missed expectations. Furthermore, a continued weakening of the pound sterling could continue to squeeze consumers further through increasing costs of imports. In such an environment, large-cap multinationals listed on the London Stock Exchange would likely remain better positioned than domestically focused small caps. The FTSE 100 Index hit a new record high against currency weakness.

•	Australia also experienced a positive first quarter, as the country benefited from global reflation, rising metal prices, and strong domestic and Chinese economic indicators.
•

After experiencing some turbulence following the U.S. election and the Fed resuming monetary tightening, emerging markets reversed course in the first quarter of year. Stronger global growth, a weakening dollar, and idiosyncratic geopolitical developments were supportive of the asset class. In March, the dollar fell to its lowest level since November 2016 as markets called into question whether the new administration would be able to follow through on many of its promises. This, combined with robust growth and export figures, helped subdue global trade worries.

•

The Japanese yen was relatively volatile throughout the second quarter, as the Bank of Japan made no changes to their policy, but revised upward their assessment of economic prospects. Japan’s strengthening economy translated into strong corporate earnings growth and positive earnings revisions

•

Investor interest accelerated in European equities in the second quarter, leading to solid, broad-based returns across the region. The defeat of anti-European Union populists in France and the Netherlands diminished political risk for the region overall. This allowed investors to focus on the strongest European earnings season in seven years amid both a strengthening regional economy and global economy. French President Emmanuel Macron’s victory was positively felt across the continent and unsurprisingly had the largest impact within France. Gains in Eurozone equities were capped, as some investors looked cautiously at European Central Bank developments for signs of monetary tightening. The United Kingdom did experience some volatility ahead and in the immediate wake of the snap election in June.

•

Emerging markets posted another strong quarter in second quarter amid a supportive international macro backdrop, including easier financial conditions and a weaker U.S. dollar, despite the Fed continuing to normalize policy, low economic and market volatility, and a synchronized global expansion. Within emerging markets, strong earnings per share (“EPS”) growth, positive EPS revisions, and attractive valuations led the index to a strong quarter.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI ACWI ex USA Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expense, including administration fees, if any.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in equity securities in the MSCI ACWI ex USA Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex USA Index.

[3]	The index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

[4]	Commencement of operations.

Performance Summary for the Period Ended June 30, 2017

	6-Month Total Returns	Average Annual Total Returns[5]
		1 Year	5 Years	Since Inception[6]
Institutional	14.95%	19.98%	6.77%	2.65%
Investor A	14.85	19.74	6.51	2.39
Class K	14.94	20.00	7.29	3.05
MSCI ACWI ex USA Index	14.10	20.45	7.22	3.24

[5]	See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on June 30, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[7]	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,149.50	$0.80	$1,000.00	$1,024.05	$0.75	0.15%
Investor A	$1,000.00	$1,148.50	$2.18	$1,000.00	$1,022.76	$2.06	0.41%
Class K	$1,000.00	$1,149.40	$0.59	$1,000.00	$1,024.25	$0.55	0.11%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	5

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2017 and held through June 30, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Statement of Assets and Liabilities	iShares MSCI Total International Index Fund

June 30, 2017 (Unaudited)

Assets
Investments at value — Master Portfolio (cost — $487,746,352)	$551,542,357
Receivables:
Capital shares sold	1,763,149
Withdrawals from the Master Portfolio	13,764,614
Prepaid expenses	66,473

Total assets	567,136,593

Liabilities
Payables:
Capital shares redeemed	15,527,763
Income dividends	2,845,852
Capital gains distributions	60,332
Service fees	55,176
Professional fees	44,414
Transfer agent	31,393
Administration fees	28,752
Printing expenses	15,180
Other accrued expenses	10,689

Total liabilities	18,619,551

Net Assets	$548,517,042

Net Assets Consist of
Paid-in capital	$493,733,820
Distributions in excess of net investment income	(300,218)
Accumulated net realized loss allocated from the Master Portfolio	(8,712,565)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	63,796,005

Net Assets	$548,517,042

Institutional — Based on net assets of $60,687,887 and 6,967,540 shares outstanding, unlimited shares authorized, no par value	$8.71

Investor A — Based on net assets of $267,630,772 and 30,807,636 shares outstanding, unlimited shares authorized, no par value	$8.69

Class K — Based on net assets of $220,198,383 and 24,574,703 shares outstanding, unlimited shares authorized, no par value	$8.96

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	7

Statement of Operations	iShares MSCI Total International Index Fund

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$9,938,320
Securities lending income — affiliated — net	130,469
Dividends — affiliated	10,453
Expenses	(159,735)
Foreign taxes withheld	(1,340,909)
Fees waived	1,039

Total investment income	8,579,637

Fund Expenses
Administration	24,567
Recoupment of past fees waived and/or reimbursed — class specific	11,318
Service and distribution — class specific	324,709
Transfer agent — class specific	77,113
Printing	4,621
Professional	22,047
Registration	29,353
Recoupment of past fees waived and/or reimbursed	21,204
Officer	91
Miscellaneous	4,007

Total expenses	519,030
Less:
Fees waived by the Administrator	(777)
Fees reimbursed by the Administrator	(1,573)
Transfer agent fees waived and/or reimbursed — class specific	(3,772)

Total expenses after fees waived and/or reimbursed	512,908

Net investment income	8,066,729

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized loss from investments, futures contracts and foreign currency transactions (net of $3,327 foreign capital gains tax)	(4,864,221)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations (net of $(39,321) foreign capital gains tax)	63,273,613

Net realized and unrealized gain	58,409,392

Net Increase in Net Assets Resulting from Operations	$66,476,121

See Notes to Financial Statements.

8	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Statements of Changes in Net Assets	iShares MSCI Total International Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$8,066,729	$7,008,197
Net realized gain (loss)	(4,864,221)	2,730,185
Net change in unrealized appreciation (depreciation)	63,273,613	3,278,725

Net increase in net assets resulting from operations	66,476,121	13,017,107

Distributions to Shareholders[1]
From net investment income:
Institutional	(981,539)	(1,271,110)
Investor A	(3,905,329)	(3,962,291)
Class K	(3,149,894)	(1,899,693)
From net realized gain:
Institutional	(11,878)	(588,534)
Investor A	(52,577)	(2,049,998)
Class K	(41,989)	(816,291)

Decrease in net assets resulting from distributions to shareholders	(8,143,206)	(10,587,917)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	62,952,487	232,611,891

Net Assets
Total increase in net assets	121,285,402	235,041,081
Beginning of period	427,231,640	192,190,559

End of period	$548,517,042	$427,231,640

Distributions in excess of net investment income, end of period	$(300,218)	$(330,185)

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	9

Financial Highlights	iShares MSCI Total International Index Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$7.70		$7.65	$8.43	$10.06	$9.06	$8.13

Net investment income[1]	0.14		0.21	0.21	0.30	0.22	0.17
Net realized and unrealized gain (loss)	1.01		0.12	(0.69)	(0.75)	1.02	1.16

Net increase (decrease) from investment operations	1.15		0.33	(0.48)	(0.45)	1.24	1.33

Distributions:[2]
From net investment income	(0.14)		(0.21)	(0.17)	(0.29)	(0.24)	(0.40)
From net realized gain	(0.00)[3]		(0.07)	(0.13)	(0.89)	—	—
From return of capital	—		—	—	—	—	(0.00)[3]

Total distributions	(0.14)		(0.28)	(0.30)	(1.18)	(0.24)	(0.40)

Net asset value, end of period	$8.71		$7.70	$7.65	$8.43	$10.06	$9.06

Total Return[4]
Based on net asset value	14.95%	[5]	4.31%	(5.89)%	(4.78)%	13.94%	16.61%

Ratios to Average Net Assets[6]
Total expenses[7]	0.16%	[8]	0.19%	0.45%	0.83% [9]	1.25%	0.75%

Total expenses after fees waived and/or reimbursed[7]	0.15%	[8]	0.16%	0.17%	0.21% [9]	0.35%	0.34%

Net investment income[7]	4.37%	[8]	2.74%	2.49%	3.00% [9]	2.35%	1.95%

Supplemental Data
Net assets, end of period (000)	$60,688		$76,001	$40,716	$17,380	$15,013	$9,602

Portfolio turnover rate of the Master Portfolio	7%		15%	6%	49%	36%	42%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Allocated fees waived	0.00%	0.00%	0.00%	0.03%	0.01%	0.08%

[8]	Annualized.

[9]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

10	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Financial Highlights (continued)	iShares MSCI Total International Index Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$7.68		$7.63	$8.41	$10.06	$9.06	$8.13

Net investment income[1]	0.13		0.19	0.13	0.22	0.21	0.19
Net realized and unrealized gain (loss)	1.01		0.12	(0.62)	(0.71)	1.00	1.12

Net increase (decrease) from investment operations	1.14		0.31	(0.49)	(0.49)	1.21	1.31

Distributions:[2]
From net investment income	(0.13)		(0.19)	(0.16)	(0.27)	(0.21)	(0.38)
From net realized gain	(0.00)[3]		(0.07)	(0.13)	(0.89)	—	—
From return of capital	—		—	—	—	—	(0.00)[3]

Total distributions	(0.13)		(0.26)	(0.29)	(1.16)	(0.21)	(0.38)

Net asset value, end of period	$8.69		$7.68	$7.63	$8.41	$10.06	$9.06

Total Return[4]
Based on net asset value	14.85%	[5]	4.07%	(6.05)%	(5.19)%	13.63%	16.31%

Ratios to Average Net Assets[6]
Total expenses[7]	0.41%	[8]	0.46%	0.43%	1.30% [9]	1.91%	1.88%

Total expenses after fees waived and/or reimbursed[7]	0.41%	[8]	0.41%	0.38%	0.46% [9]	0.64%	0.63%

Net investment income[7]	4.85%	[8]	2.48%	1.63%	2.28% [9]	2.21%	2.18%

Supplemental Data
Net assets, end of period (000)	$267,631		$247,732	$144,177	$372	$65	$39

Portfolio turnover rate of the Master Portfolio	7%		15%	6%	49%	36%	42%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Allocated fees waived	0.00%	0.00%	0.00%	0.03%	0.01%	0.16%

[8]	Annualized.

[9]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	11

Financial Highlights (concluded)	iShares MSCI Total International Index Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$7.92		$7.86	$8.65	$10.30	$9.27	$8.13

Net investment income[1]	0.15		0.21	0.23	0.19	0.23	0.28
Net realized and unrealized gain (loss)	1.03		0.13	(0.71)	(0.65)	1.04	1.27

Net increase (decrease) from investment operations	1.18		0.34	(0.48)	(0.46)	1.27	1.55

Distributions:[2]
From net investment income	(0.14)		(0.21)	(0.18)	(0.30)	(0.24)	(0.41)
From net realized gain	(0.00)[3]		(0.07)	(0.13)	(0.89)	—	—
From return of capital	—		—	—	—	—	(0.00)[3]

Total distributions	(0.14)		(0.28)	(0.31)	(1.19)	(0.24)	(0.41)

Net asset value, end of period	$8.96		$7.92	$7.86	$8.65	$10.30	$9.27

Total Return[4]
Based on net asset value	14.94%	[5]	4.37%	(5.83)%	(4.84)%	13.96%	19.25%

Ratios to Average Net Assets[6]
Total expenses[7]	0.11%	[8]	0.14%	0.46%	0.81% [9]	1.36%	1.80%

Total expenses after fees waived and/or reimbursed[7]	0.11%	[8]	0.11%	0.13%	0.15% [9]	0.34%	0.33%

Net investment income[7]	10.27%	[8]	2.68%	2.71%	2.02% [9]	2.40%	3.31%

Supplemental Data
Net assets, end of period (000)	$220,198		$103,498	$7,297	$6,267	$80	$50

Portfolio turnover rate of the Master Portfolio	7%		15%	6%	49%	36%	42%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Allocated fees waived	0.00%	0.00%	0.00%	0.03%	0.01%	0.29%

[8]	Annualized.

[9]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

12	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (Unaudited)	iShares MSCI Total International Index Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. iShares MSCI Total International Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Trust is organized as a Delaware statutory trust.

The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex-U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2017, the percentage of the Master Portfolio owned by the Fund was 52.1%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

On February 24, 2017, the Board approved a proposal to change the name of BlackRock Total International ex U.S. Index Fund to iShares MSCI Total International Index Fund, which was effective on June 19, 2017.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BAL, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	13

Notes to Financial Statements (continued)	iShares MSCI Total International Index Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays BAL a monthly fee at the annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2017, BAL waived and/or reimbursed $777.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2017, the class specific service and distribution fees borne directly by Investor A Shares was $324,709.

Transfer Agent: The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended June 30, 2017, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$67	$378	—	$445

For the six months ended June 30, 2017, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Class K	Total
$13,892	$62,493	$728	$77,113

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

	Institutional	Investor A	Class K
Rate	0.16%	0.41%	0.11%

BAL has agreed not to reduce or discontinue this contractual expense limitation through April 30, 2018, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund.

These amounts waived and/or reimbursed are shown as fees reimbursed by the administrator and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. Fees reimbursed and class specific expense waivers and/or reimbursements are as follows:

Fees reimbursed by the Administrator

Institutional	Investor A	Class K	Total
$276	$918	$379	$1,573

14	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	iShares MSCI Total International Index Fund

Transfer agent fees waived and/or reimbursed

Institutional	Investor A	Class K	Total
$458	$3,239	$75	$3,772

With respect to the contractual expense caps, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the expense cap for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	BAL or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which BAL becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse BAL shall be calculated by reference to the expense cap for that share class in effect at the time BAL became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the six months ended June 30, 2017, BAL recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:

Fund Level	Institutional	Investor A	Class K
$21,204	$634	$9,958	$726

On June 30, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31,
	2017	2018	2019
Fund Level	$115,753	$70,072	$2,350
Institutional	—	—	$458
Investor A	—	$22,210	$3,239
Class K	—	—	$74

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2017, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	15

Notes to Financial Statements (concluded)	iShares MSCI Total International Index Fund

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,757,514	$14,474,231	6,367,264	$48,657,164
Shares issued in reinvestment of distributions	116,209	993,417	241,230	1,849,084
Shares redeemed	(4,772,496)	(38,435,050)	(2,063,411)	(15,727,749)

Net increase (decrease)	(2,898,773)	$(22,967,402)	4,545,083	$34,778,499

Investor A
Shares sold	7,816,553	$63,621,087	15,959,069	$122,888,120
Shares issued in reinvestment of distributions	463,741	3,957,880	786,744	6,012,289
Shares redeemed	(9,713,267)	(79,528,863)	(3,395,147)	(25,937,946)

Net increase (decrease)	(1,432,973)	$(11,949,896)	13,350,666	$102,962,463

Class K
Shares sold	16,258,155	$138,391,149	12,867,026	$100,673,978
Shares issued in reinvestment of distributions	361,900	3,191,882	344,410	2,715,984
Shares redeemed	(5,110,214)	(43,713,246)	(1,074,617)	(8,519,033)

Net increase	11,509,841	$97,869,785	12,136,819	$94,870,929

Total Net Increase	7,178,095	$62,952,487	30,032,568	$232,611,891

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Master Portfolio Information	Total International ex U.S. Index Master Portfolio

As of June 30, 2017

Ten Largest Holdings	Percent of Net Assets
Nestle SA, Registered Shares	1%
Tencent Holdings Ltd.	1
Samsung Electronics Co. Ltd.	1
Novartis AG, Registered Shares	1
HSBC Holdings PLC	1
Roche Holding AG	1
Taiwan Semiconductor Manufacturing Co. Ltd.	1
Alibaba Group Holding Ltd. — ADR	1
Toyota Motor Corp.	1
British American Tobacco PLC	1

Geographic Allocation	Percent of Net Assets
Japan	16%
United Kingdom	11
United States	9
France	7
Germany	7
Canada	7
Switzerland	6
China	6
Australia	5
South Korea	4
Netherlands	3
Hong Kong	3
Taiwan	3
Spain	2
India	2
Sweden	2
Brazil	2
Other[1]	12
Liabilities in Excess of Other Assets	(7)

[1]

Other includes a 1% or less holding in each of the following countries: Austria, Belgium, Chile, Colombia, Czech Republic, Denmark, Finland, Greece, Hungary, Indonesia, Ireland, Israel, Italy, Luxembourg, Malaysia, Malta, Mexico, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Romania, Russia, Singapore, South Africa, Thailand, Turkey and United Arab Emirates.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	17

Schedule of Investments June 30, 2017 (Unaudited)	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 4.8%
AGL Energy Ltd.	42,096	$824,933
Alumina Ltd. (a)	163,866	241,360
Amcor Ltd.	71,945	896,272
AMP Ltd. (a)	174,018	694,372
APA Group (b)	66,494	468,531
Aristocrat Leisure Ltd.	27,113	470,056
ASX Ltd.	11,763	484,647
Aurizon Holdings Ltd.	84,172	346,697
AusNet Services	164,117	218,823
Australia & New Zealand Banking Group Ltd.	147,680	3,259,545
Bank of Queensland Ltd.	5,125	45,091
Bendigo & Adelaide Bank Ltd. (a)	28,052	238,795
BHP Billiton Ltd.	168,773	3,008,194
Boral Ltd.	68,366	365,021
Brambles Ltd. (a)	85,150	636,717
Caltex Australia Ltd.	14,445	350,772
Challenger Ltd. (a)	31,089	318,833
CIMIC Group Ltd.	5,528	164,944
Coca-Cola Amatil Ltd.	17,933	127,255
Cochlear Ltd.	3,188	380,766
Commonwealth Bank of Australia	89,058	5,665,536
Computershare Ltd.	29,614	321,837
Crown Resorts Ltd. (a)	8,556	80,751
CSL Ltd.	22,547	2,392,907
Dexus Property Group	50,587	368,303
Domino’s Pizza Enterprises Ltd. (a)	3,497	139,935
Flight Centre Travel Group Ltd. (a)	1,384	40,738
Fortescue Metals Group Ltd.	88,953	356,087
Goodman Group	108,864	657,950
GPT Group	85,677	315,122
Harvey Norman Holdings Ltd. (a)	53,399	156,806
Healthscope Ltd.	82,216	139,726
Incitec Pivot Ltd.	96,223	252,390
Insurance Australia Group Ltd.	143,357	747,126
Lend Lease Group (b)	31,290	400,468
Macquarie Group Ltd.	17,178	1,168,170
Medibank Pvt Ltd.	149,927	322,811
Mirvac Group	246,062	402,371
National Australia Bank Ltd.	135,195	3,075,476
Newcrest Mining Ltd. (a)	43,527	675,528
Oil Search Ltd.	69,216	362,455
Orica Ltd.	17,936	285,020
Origin Energy Ltd. (c)	106,906	563,684
Qantas Airways Ltd.	21,423	94,166
QBE Insurance Group Ltd.	83,136	754,582
Ramsay Health Care Ltd.	7,590	429,456
REA Group Ltd. (a)	2,994	152,756
Rio Tinto Ltd.	19,196	932,898
Santos Ltd. (c)	132,346	307,815
Scentre Group	333,717	1,037,559
Seek Ltd.	19,975	259,585
Sonic Healthcare Ltd.	11,936	222,234
South32 Ltd.	304,116	626,329
Stockland	120,177	404,143
Suncorp Group Ltd.	74,741	851,300
Sydney Airport (b)	56,475	307,636
Tabcorp Holdings Ltd.	54,398	182,694
Tatts Group Ltd.	71,110	228,437
Telstra Corp. Ltd.	240,534	794,755
TPG Telecom Ltd. (a)	14,159	62,031
Transurban Group (b)	120,375	1,096,303

Common Stocks	Shares	Value
Australia (continued)
Treasury Wine Estates Ltd.	48,858	$494,049
Vicinity Centres	174,986	345,285
Wesfarmers Ltd.	64,983	2,003,750
Westfield Corp. (a)	107,826	665,039
Westpac Banking Corp.	171,113	4,006,430
Woodside Petroleum Ltd.	44,388	1,018,218
Woolworths Ltd.	77,051	1,512,436

		51,222,707
Austria — 0.2%
Andritz AG	5,013	302,449
Erste Group Bank AG (c)	18,246	698,908
OMV AG	7,068	367,130
Raiffeisen Bank International AG (c)	4,478	113,032
Voestalpine AG (a)	5,074	236,498

		1,718,017
Belgium — 0.8%
Ageas	13,631	548,936
Anheuser-Busch InBev SA	40,380	4,459,909
Colruyt SA	3,569	187,975
Groupe Bruxelles Lambert SA	2,279	219,361
KBC Group NV	14,237	1,079,435
Proximus	7,301	255,530
Solvay SA (a)	4,091	549,058
Telenet Group Holding NV (c)	305	19,213
UCB SA	6,867	472,287
Umicore SA (a)	5,610	390,237

		8,181,941
Brazil — 1.6%
Ambev SA	261,648	1,446,097
Banco Bradesco SA — ADR	53,587	446,433
Banco Bradesco SA, Preference Shares	167,845	1,426,190
Banco do Brasil SA	49,100	397,199
Banco Santander Brasil SA	23,639	178,386
BB Seguridade Participacoes SA	15,068	130,308
BM&FBovespa SA	113,932	679,211
BR Malls Participacoes SA	20,482	73,879
Braskem SA, Preference A Shares	11,000	113,556
BRF SA	26,134	309,231
CCR SA	73,969	377,336
Centrais Eletricas Brasileiras SA (c)	14,343	53,902
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares	13,700	67,861
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares (c)	12,905	253,784
Cia Energetica de Minas Gerais, Preference Shares	55,184	134,591
Cia Paranaense de Energia, Preference ‘B’ Shares	11,500	85,151
Cielo SA	69,597	516,794
Companhia de Saneamento Basico do Estado de Sao Paulo	26,471	252,972
Companhia Siderurgica Nacional SA (c)	48,700	105,547
Cosan SA Industria e Comercio	1,800	18,788
CPFL Energia SA	21,040	168,363
Duratex SA	5,621	13,862
EDP — Energias do Brasil SA	900	3,855
Embraer SA	37,700	172,176
Engie Brasil Energia SA	4,600	47,098
Equatorial Energia SA	13,600	222,418

Portfolio Abbreviations

ADR	American Depositary Receipts	MSCI	Morgan Stanley Capital International	REIT	Real Estate Investment Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)	NVDR	Non-voting Depository Receipts	S&P	S&P Global Ratings
GDR	Global Depositary Receipt	PCL	Public Company Limited

See Notes to Financial Statements.

18	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Brazil (continued)
Fibria Celulose SA	10,300	$105,117
Gerdau SA, Preference Shares	22,902	71,065
Hypermarcas SA	19,300	161,955
Itau Unibanco Holding SA, Preference Shares	183,399	2,034,445
Itausa — Investimentos Itau SA, Preference Shares	253,645	690,597
JBS SA	31,400	61,892
Klabin SA, Preference Shares	20,177	98,848
Kroton Educacional SA	42,168	189,272
Localiza Rent a Car SA	11,277	153,689
Lojas Americanas SA	7,200	26,406
Lojas Americanas SA, Preference Shares	35,184	148,684
Lojas Renner SA	12,068	99,734
M Dias Branco SA	4,500	66,966
Multiplan Empreendimentos Imobiliarios SA	4,850	95,627
Natura Cosmeticos SA	8,200	63,612
Odontoprev SA	28,989	101,942
Petroleo Brasileiro SA (c)	164,300	654,641
Petroleo Brasileiro SA, Preference Shares (c)	176,189	657,870
Porto Seguro SA	4,400	40,654
Qualicorp SA	8,500	73,636
Raia Drogasil SA	9,300	196,813
Rumo SA (c)	53,100	138,644
Sul America SA	10,108	54,004
Suzano Papel e Celulose SA, Preference ‘A’ Shares	13,600	58,540
Telefonica Brasil SA, Preference Shares	25,700	348,314
Tim Participacoes SA	41,040	121,278
Ultrapar Participacoes SA	23,478	549,372
Vale SA	72,833	637,555
Vale SA, Preference Shares	102,175	829,946
WEG SA	37,551	200,626

		16,426,732
Canada — 6.5%
Agnico Eagle Mines Ltd.	12,637	569,873
Agrium, Inc.	7,173	650,095
Alimentation Couche Tard, Inc., Class B	23,864	1,143,882
AltaGas Ltd. (a)	10,487	240,017
ARC Resources Ltd. (a)	22,432	293,373
Atco Ltd. Class I	1,377	53,846
Bank of Montreal	31,683	2,326,384
Bank of Nova Scotia	61,194	3,681,172
Barrick Gold Corp.	65,604	1,043,654
BCE, Inc.	9,423	424,355
BlackBerry Ltd. (c)	30,297	302,783
Bombardier, Inc., Class B (c)	49,282	89,687
Brookfield Asset Management, Inc., Class A	44,287	1,737,944
CAE, Inc.	17,287	298,070
Cameco Corp. (a)	31,008	282,391
Canadian Imperial Bank of Commerce	18,672	1,517,460
Canadian National Railway Co.	42,750	3,468,657
Canadian Natural Resources Ltd.	53,304	1,538,121
Canadian Pacific Railway Ltd.	8,191	1,317,900
Canadian Tire Corp. Ltd., Class A	4,121	468,919
Canadian Utilities Ltd., Class A	5,686	182,708
CCL Industries, Inc., Class B	9,310	471,028
Cenovus Energy, Inc.	59,317	437,284
CGI Group, Inc., Class A (c)	8,238	420,921
CI Financial Corp.	16,727	356,519
Constellation Software, Inc.	1,101	575,979
Crescent Point Energy Corp.	30,179	230,857
Dollarama, Inc.	6,920	661,210
Element Fleet Management Corp.	19,100	131,084
Empire Co. Ltd., Class A	12,024	205,098
Enbridge, Inc.	90,250	3,595,246
Encana Corp.	42,395	373,016
Fairfax Financial Holdings Ltd. (a)	1,505	652,240

Common Stocks	Shares	Value
Canada (continued)
Finning International, Inc.	7,357	$144,213
First Capital Realty, Inc.	10,928	166,515
First Quantum Minerals Ltd.	20,009	169,262
Fortis, Inc.	21,394	751,958
Franco-Nevada Corp.	9,165	661,296
George Weston Ltd.	3,435	310,946
Gildan Activewear, Inc. (a)	13,076	401,819
Goldcorp, Inc.	47,698	614,983
Great-West Lifeco, Inc.	17,087	463,146
H&R Real Estate Investment Trust	11,922	202,439
Husky Energy, Inc. (c)	15,100	171,400
Hydro One Ltd. (d)	6,642	118,980
IGM Financial, Inc.	4,062	125,982
Imperial Oil Ltd.	16,836	490,747
Industrial Alliance Insurance & Financial Services, Inc.	6,144	266,550
Intact Financial Corp.	7,844	592,534
Inter Pipeline Ltd.	18,400	360,395
Jean Coutu Group PJC, Inc., Class A	3,208	49,228
Keyera Corp.	12,123	381,602
Kinross Gold Corp. (c)	76,176	309,568
Linamar Corp.	2,834	139,689
Loblaw Cos. Ltd.	13,112	729,411
Magna International, Inc.	21,261	984,846
Manulife Financial Corp.	115,418	2,163,643
Methanex Corp. (a)	4,533	200,119
Metro, Inc.	13,402	441,084
National Bank of Canada	12,958	544,880
Onex Corp.	5,499	440,200
Open Text Corp.	14,444	455,886
Pembina Pipeline Corp.	22,045	730,130
Potash Corp. of Saskatchewan, Inc.	54,014	880,935
Power Corp. of Canada	21,464	489,594
Power Financial Corp.	12,359	317,076
PrairieSky Royalty Ltd.	13,775	313,677
Restaurant Brands International, Inc.	13,992	875,471
RioCan Real Estate Investment Trust	4,172	77,437
Rogers Communications, Inc., Class B	20,477	967,162
Royal Bank of Canada	76,258	5,537,055
Saputo, Inc.	14,262	453,661
Seven Generations Energy Ltd. (c)	12,030	206,035
Shaw Communications, Inc., Class B	24,107	525,900
SNC-Lavalin Group, Inc.	9,239	399,468
Sun Life Financial, Inc.	34,533	1,234,539
Suncor Energy, Inc.	99,035	2,893,612
Teck Resources Ltd., Class B	33,629	582,958
TELUS Corp.	11,593	400,230
Thomson Reuters Corp.	11,366	526,230
Toronto-Dominion Bank	95,531	4,814,120
Tourmaline Oil Corp. (c)	10,430	224,235
TransCanada Corp. (a)	50,331	2,399,339
Turquoise Hill Resources Ltd. (c)	39,981	106,365
Valeant Pharmaceuticals International, Inc. (c)	12,671	220,238
Veresen, Inc.	19,009	268,835
West Fraser Timber Co. Ltd.	5,235	247,782
Wheaton Precious Metals Corp.	23,967	476,087
Yamana Gold, Inc.	72,015	173,818

		68,937,083
Chile — 0.3%
AES Gener SA	90,837	32,013
Aguas Andinas SA, Class A	76,400	44,763
Banco de Chile	1,416,149	183,935
Banco de Credito e Inversiones	747	41,746
Banco Santander Chile SA	1,921,256	122,252
Cencosud SA	119,917	318,514
Colbun SA	466,420	100,314

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	19

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Chile (continued)
Companhia Cervecerias Unidas SA	4,404	$57,761
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	39,016
Empresa Nacional de Electricidad SA	204,788	154,310
Empresa Nacional de Telecomunicaciones SA	2,032	22,148
Empresas CMPC SA	103,011	246,221
Empresas COPEC SA	24,294	265,292
Enersis Chile SA	1,181,655	129,589
Enersis SA	1,755,061	332,888
Itau CorpBanca	2,375,874	21,149
Latam Airlines Group SA	19,853	220,654
SACI Falabella	35,710	293,399
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	7,100	235,549

		2,861,513
China — 5.6%
3SBio, Inc. (c)(d)	78,500	104,164
58.com, Inc. — ADR (a)(c)	4,858	214,286
AAC Technologies Holdings, Inc.	39,500	493,401
Agricultural Bank of China Ltd., Class H	1,380,000	652,213
Air China Ltd., Class H	62,000	63,906
Alibaba Group Holding Ltd. — ADR (a)(c)	61,261	8,631,675
Aluminum Corp. of China Ltd., Class H (a)(c)	328,000	167,935
Anhui Conch Cement Co. Ltd., Class H (a)	79,500	276,290
ANTA Sports Products Ltd.	81,000	267,595
AviChina Industry & Technology Co. Ltd., Class H (a)	116,000	68,042
Baidu, Inc. — ADR (c)	15,093	2,699,534
Bank of China Ltd., Class H	4,465,000	2,189,487
Bank of Communications Co. Ltd., Class H	470,700	332,065
Beijing Capital International Airport Co. Ltd., Class H	100,000	140,846
Brilliance China Automotive Holdings Ltd.	148,000	269,554
Byd Co. Ltd., Class H	6,000	36,818
CGN Power Co. Ltd., Class H (a)(d)	546,000	152,398
China Cinda Asset Management Co. Ltd., Class H	681,000	253,803
China CITIC Bank Corp. Ltd., Class H	448,000	274,191
China Coal Energy Co. Ltd., Class H	107,000	51,801
China Communications Construction Co. Ltd., Class H	239,000	307,846
China Communications Services Corp. Ltd., Class H	236,000	135,943
China Conch Venture Holdings Ltd.	92,500	169,345
China Construction Bank Corp., Class H	4,495,000	3,495,517
China Everbright Bank Co. Ltd., Class H (a)	299,000	139,723
China Evergrande Group (a)(c)	286,000	513,090
China Galaxy Securities Co. Ltd., Class H	132,500	118,771
China Huarong Asset Management Co. Ltd., Class H (a)(d)	623,000	241,619
China Huishan Dairy Holdings Co. Ltd. (a)(e)	338,000	—
China Life Insurance Co. Ltd., Class H	435,000	1,329,384
China Longyuan Power Group Corp. Ltd., Class H	271,000	197,107
China Medical System Holdings Ltd.	109,000	188,468
China Mengniu Dairy Co. Ltd.	170,000	333,327
China Merchants Bank Co., Class H	209,078	630,032
China Minsheng Banking Corp. Ltd., Class H (a)	306,400	305,605
China National Building Material Co. Ltd., Class H	132,000	78,400
China Oilfield Services Ltd., Class H	64,000	51,269
China Overseas Land & Investment Ltd.	216,000	632,140
China Pacific Insurance Group Co. Ltd., Class H	141,800	579,775
China Petroleum & Chemical Corp., Class H	1,174,400	919,557
China Railway Construction Corp. Ltd., Class H	151,000	196,847
China Railway Group Ltd., Class H	230,000	181,149
China Resources Gas Group Ltd.	48,000	163,698
China Shenhua Energy Co. Ltd., Class H	179,500	399,365
China Southern Airlines Co. Ltd., Class H	214,000	180,865
China Telecom Corp. Ltd., Class H	322,000	152,906

Common Stocks	Shares	Value
China (continued)
China Unicom Hong Kong Ltd. (c)	176,000	$261,249
China Vanke Co. Ltd., Class H (a)	86,800	245,520
Chongqing Changan Automobile Co. Ltd., Class B	21,400	28,232
Chongqing Rural Commercial Bank, Co. Ltd., Class H	122,000	82,280
CITIC Securities Co. Ltd., Class H	142,000	293,681
CNOOC Ltd.	1,048,000	1,149,907
Country Garden Holdings Co. Ltd. (a)	214,270	248,548
CSPC Pharmaceutical Group Ltd.	262,000	382,680
CSR Corp. Ltd., Class H (a)	222,350	200,016
Ctrip.com International Ltd. — ADR (c)	20,840	1,122,442
Dongfeng Motor Group Co. Ltd., Class H	20,000	23,634
Far East Horizon Ltd.	141,000	123,005
Fosun International Ltd. (a)	192,500	300,586
GF Securities Co. Ltd., Class H	93,600	188,111
Great Wall Motor Co. Ltd., Class H (a)	157,500	194,376
Guangzhou Automobile Group Co. Ltd., Class H	28,000	49,110
Guangzhou R&F Properties Co. Ltd., Class H	80,800	125,648
Haitian International Holdings Ltd.	67,000	187,777
Haitong Securities Co. Ltd., Class H	163,200	263,858
Hengan International Group Co. Ltd.	39,000	287,708
Huaneng Power International, Inc., Class H	192,000	133,328
Huaneng Renewables Corp. Ltd., Class H	158,000	48,738
Huatai Securities Co. Ltd., Class H (d)	68,800	132,212
Industrial & Commercial Bank of China Ltd., Class H	3,832,000	2,586,149
JD.com, Inc. — ADR (c)	38,017	1,491,027
Jiangsu Expressway Co. Ltd., Class H	26,000	36,681
Jiangxi Copper Co. Ltd., Class H	36,000	59,079
Kingsoft Corp. Ltd. (a)	55,000	143,173
Lenovo Group Ltd. (a)	446,000	281,485
Longfor Properties Co. Ltd.	51,500	110,597
NetEase, Inc. — ADR	4,742	1,425,587
New China Life Insurance Co. Ltd., Class H	43,200	219,795
New Oriental Education & Technology Group, Inc. — ADR (c)	8,627	608,117
PetroChina Co. Ltd., Class H	818,000	500,428
PICC Property & Casualty Co. Ltd., Class H	121,532	202,972
Ping An Insurance Group Co. of China Ltd., Class H	247,500	1,630,380
Semiconductor Manufacturing International Corp. (c)	187,600	217,305
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	103,558
Shanghai Electric Group Co. Ltd., Class H (a)(c)	104,000	49,915
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,000	27,133
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	71,500	114,767
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	184,652
Shenzhou International Group Holdings Ltd.	35,000	230,138
SINA Corp. (c)	2,721	231,203
Sino-Ocean Land Holdings Ltd.	137,000	67,010
Sinopec Engineering Group Co. Ltd., Class H	13,500	12,162
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	65,821
Sinopharm Group Co. Ltd., Class H	72,400	327,097
SOHO China Ltd.	195,000	96,194
Sunac China Holdings Ltd. (a)	149,000	311,275
Sunny Optical Technology Group Co. Ltd.	47,000	420,886
TAL Education Group — ADR	2,389	292,199
Tencent Holdings Ltd.	305,500	10,959,793
Tingyi Cayman Islands Holding Corp. (a)	138,000	163,693
TravelSky Technology Ltd.,Class H	59,000	173,785
Tsingtao Brewery Co. Ltd., Class H	14,000	61,952
Vipshop Holdings Ltd. — ADR (c)	27,108	285,989

See Notes to Financial Statements.

20	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China (continued)
Want Want China Holdings Ltd.	339,000	$228,744
Weibo Corp. — ADR (a)(c)	2,791	185,524
Weichai Power Co. Ltd., Class H (a)	48,800	42,646
Yanzhou Coal Mining Co. Ltd., Class H	164,000	147,013
YY, Inc. — ADR (a)(c)	282	16,364
Zhejiang Expressway Co. Ltd., Class H	54,000	70,537
Zhuzhou CRRC Times Electric Co. Ltd. (a)	25,000	122,620
Zijin Mining Group Co. Ltd., Class H	218,000	72,041
ZTE Corp., Class H (c)	14,400	34,347

		59,666,231
Colombia — 0.1%
Bancolombia SA	29,726	330,670
Cementos Argos SA	38,031	147,757
Ecopetrol SA	424,947	192,430
Grupo Argos SA	6,618	45,039
Grupo Aval Acciones y Valores	125,734	51,779
Grupo de Inversiones Suramericana SA	15,087	196,045
Grupo de Inversiones Suramericana SA, Preference Shares	5,800	73,502
Interconexion Electrica SA	6,953	30,436

		1,067,658
Czech Republic — 0.0%
CEZ AS	9,764	169,950
Komercni Banka AS	1,505	60,281

		230,231
Denmark — 1.2%
A.P. Moeller — Maersk A/S, Class A	220	419,781
A.P. Moeller — Maersk A/S, Class B	369	742,986
Carlsberg A/S, Class B	6,632	708,731
Chr Hansen Holding A/S (a)	5,620	408,724
Coloplast A/S, Class B (a)	5,770	482,287
Danske Bank A/S	36,510	1,404,652
DONG Energy A/S (a)(d)	8,625	389,298
DSV A/S	11,094	681,439
Genmab A/S (a)(c)	3,120	665,245
ISS A/S	8,788	345,203
Novo Nordisk A/S, Class B	94,846	4,075,275
Novozymes A/S, Class B (a)	12,683	554,870
Pandora A/S	5,646	526,911
TDC A/S	55,907	325,121
Tryg A/S	3,954	86,470
Vestas Wind Systems A/S	12,543	1,158,562
William Demant Holding A/S (c)	3,644	94,285

		13,069,840
Finland — 0.7%
Elisa OYJ	8,970	347,965
Fortum OYJ	27,286	428,217
Kone OYJ, Class B (a)	14,572	741,351
Metso OYJ	9,428	327,131
Neste OYJ	7,546	297,772
Nokia OYJ	280,403	1,719,353
Nokian Renkaat OYJ	7,561	312,976
Orion OYJ, Class B	5,835	372,744
Sampo OYJ, Class A	19,874	1,019,648
Stora Enso OYJ, Class R	33,625	434,504
UPM-Kymmene OYJ	27,594	786,835
Wartsila OYJ	8,907	526,737

		7,315,233
France — 7.1%
Accor SA	10,752	504,367
Aeroports de Paris	1,949	314,165
Air Liquide SA	19,172	2,369,581
Airbus SE	31,914	2,633,718

Common Stocks	Shares	Value
France (continued)
Alstom SA (c)	10,571	$369,197
Arkema SA	3,739	399,294
AtoS SE	4,829	677,560
AXA SA	106,340	2,911,945
BNP Paribas SA	57,333	4,127,557
Bollore SA	36,855	167,573
Bouygues SA	14,191	597,870
Bureau Veritas SA	10,607	234,790
Capgemini SE	7,580	783,032
Carrefour SA (a)	23,637	597,589
Casino Guichard-Perrachon SA	2,964	175,541
Christian Dior SE (a)	686	196,153
Cie Generale des Etablissements Michelin	10,165	1,352,900
CNP Assurances	7,565	169,805
Compagnie de Saint-Gobain	27,493	1,468,264
Credit Agricole SA	61,377	988,682
Danone SA	33,891	2,543,775
Dassault Aviation SA	127	177,483
Dassault Systemes SA	7,896	708,199
Edenred	7,415	193,421
Eiffage SA	2,780	252,538
Electricite de France SA (a)	18,736	203,004
Engie SA	94,927	1,432,803
Essilor International SA	12,505	1,590,795
Eurazeo	1,871	140,377
Eutelsat Communications SA	10,133	258,542
Fonciere Des Regions	2,240	207,779
Gecina SA	1,956	307,010
Groupe Eurotunnel SE	23,156	247,063
Hermes International	1,562	771,590
ICADE	1,426	119,629
Iliad SA	1,504	355,438
Imerys SA	151	13,144
Ingenico Group SA	1,926	174,664
JCDecaux SA	4,756	155,933
Kering	4,190	1,426,744
Klepierre	12,763	523,101
L’Oreal SA	12,553	2,617,481
Lagardere SCA	7,752	244,608
Legrand SA	15,082	1,053,951
LVMH Moet Hennessy Louis Vuitton SE	15,075	3,769,584
Natixis SA	54,757	367,568
Orange SA	95,220	1,515,417
Pernod Ricard SA	12,639	1,692,452
Peugeot SA	28,337	564,746
Publicis Groupe SA	11,656	868,757
Remy Cointreau SA	1,841	214,593
Renault SA	10,798	976,952
Rexel SA	17,849	291,694
Safran SA	18,649	1,710,229
Sanofi	60,371	5,784,743
Schneider Electric SE	33,577	2,580,374
SCOR SE	9,355	371,653
SEB SA	1,060	190,258
SES SA (a)	16,971	397,578
Societe BIC SA	1,438	170,750
Societe Generale SA	44,137	2,380,116
Sodexo SA	5,001	646,341
Suez	25,669	475,298
Thales SA	5,883	633,153
TOTAL SA	121,311	6,022,724
Unibail-Rodamco SE	5,484	1,381,841
Valeo SA	13,293	894,338
Veolia Environnement SA	30,299	641,023
Vinci SA	25,726	2,194,465
Vivendi SA	58,595	1,304,762
Wendel SA	1,358	200,861

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	21

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
France (continued)
Zodiac Aerospace	11,882	$322,815

		75,323,740
Germany — 6.4%
adidas AG	10,237	1,962,931
Allianz SE, Registered Shares	23,464	4,630,432
Axel Springer SE (a)	2,564	154,227
BASF SE	47,127	4,373,810
Bayer AG, Registered Shares (a)	44,969	5,828,434
Bayerische Motoren Werke AG	19,599	1,822,849
Bayerische Motoren Werke AG, Preference Shares	392	32,350
Beiersdorf AG	6,208	652,967
Brenntag AG (a)	4,958	287,535
Commerzbank AG (a)(c)	59,739	713,339
Continental AG	6,177	1,336,269
Covestro AG (d)	5,330	386,393
Daimler AG, Registered Shares	48,845	3,542,661
Deutsche Bank AG, Registered Shares	114,810	2,041,297
Deutsche Boerse AG	11,288	1,192,352
Deutsche Lufthansa AG, Registered Shares	12,602	287,194
Deutsche Post AG, Registered Shares (a)	54,759	2,055,557
Deutsche Telekom AG, Registered Shares (a)	182,732	3,293,736
Deutsche Wohnen AG, Bearer Shares	19,434	744,660
E.ON SE (a)	121,106	1,143,236
Evonik Industries AG	2,807	89,840
Fraport AG Frankfurt Airport Services Worldwide (a)	2,602	230,258
Fresenius Medical Care AG & Co. KGaA	12,274	1,184,399
Fresenius SE & Co. KGaA	23,347	2,004,407
Fuchs Petrolub SE, Preference Shares	3,377	184,056
GEA Group AG (a)	10,316	423,586
Hannover Rueck SE	1,534	184,254
HeidelbergCement AG	8,916	864,306
Henkel AG & Co. KGaA	6,049	732,741
Henkel AG & Co. KGaA, Preference Shares	9,913	1,366,940
Hochtief AG (a)	1,191	218,642
HUGO BOSS AG (a)	2,796	196,006
Infineon Technologies AG	66,253	1,407,251
Innogy SE (a)(d)	4,794	188,675
K+S AG, Registered Shares	3,336	85,684
Lanxess AG (a)	5,116	387,999
Linde AG	8,952	1,704,039
MAN SE (a)	2,023	216,956
Merck KGaA	7,420	897,810
Metro AG (a)	12,654	427,479
Muenchener Rueckversicherungs AG, Registered Shares	8,438	1,707,452
OSRAM Licht AG	3,229	257,745
Porsche Automobil Holding SE, Preference Shares	4,926	277,192
ProSiebenSat.1 Media SE, Registered Shares (a)	9,297	390,004
RWE AG (a)(c)	31,557	630,377
SAP SE	50,857	5,323,270
Schaeffler AG	11,345	162,762
Siemens AG, Registered Shares	40,050	5,509,035
Steinhoff International Holdings NV	160,533	822,560
Symrise AG (a)	6,340	449,824
Telefonica Deutschland Holding AG (a)	56,096	280,536
ThyssenKrupp AG (a)	19,076	543,665
TUI AG	24,966	363,950
United Internet AG, Registered Shares (a)	6,889	379,129
Volkswagen AG (a)	1,804	280,189
Vonovia SE	28,187	1,121,453
Zalando SE (a)(c)(d)	5,190	237,323

		68,214,023

Common Stocks	Shares	Value
Greece — 0.1%
Alpha Bank AE (c)	69,105	$170,329
Eurobank Ergasias SA (c)	92,831	103,796
FF Group (c)	205	5,010
Hellenic Telecommunications Organization SA	12,770	153,708
JUMBO SA	9,692	177,115
National Bank of Greece SA (c)	19,364	7,369
OPAP SA	20,262	229,108
Piraeus Bank SA (c)	331,331	81,220
Titan Cement Co. SA	1,660	46,963

		974,618
Hong Kong — 3.2%
AIA Group Ltd.	618,400	4,524,437
Alibaba Health Information Technology Ltd. (a)(c)	176,000	83,788
Alibaba Pictures Group Ltd. (c)	480,000	79,880
ASM Pacific Technology Ltd.	2,700	36,430
Bank of East Asia Ltd.	59,000	253,580
Beijing Enterprises Holdings Ltd.	38,000	183,224
Beijing Enterprises Water Group Ltd.	232,000	180,040
Belle International Holdings Ltd.	292,000	230,168
BOC Hong Kong Holdings Ltd. (a)	209,000	1,000,213
Cheung Kong Property Holdings Ltd.	151,508	1,185,592
China Everbright International Ltd.	107,000	133,451
China Everbright Ltd.	52,000	113,095
China Gas Holdings Ltd.	74,000	149,394
China Jinmao Holdings Group Ltd.	326,000	134,346
China Merchants Port Holdings Co. Ltd.	61,655	170,963
China Mobile Ltd.	327,000	3,466,789
China Power International Development Ltd.	139,000	49,322
China Resources Beer Holdings Co. Ltd.	86,000	216,886
China Resources Land Ltd.	163,111	475,186
China Resources Power Holdings Co. Ltd.	118,000	231,631
China State Construction International Holdings Ltd.	70,000	119,776
China Taiping Insurance Holdings Co. Ltd.	35,072	88,912
CITIC Ltd.	220,000	330,734
CK Hutchison Holdings Ltd.	154,508	1,939,004
CK Infrastructure Holdings Ltd.	38,000	319,210
CLP Holdings Ltd.	98,000	1,036,285
COSCO SHIPPING Ports Ltd. (a)	134,000	157,193
ENN Energy Holdings Ltd.	34,000	205,125
First Pacific Co. Ltd.	140,000	103,245
Fullshare Holdings Ltd. (a)	470,000	187,620
Galaxy Entertainment Group Ltd.	111,000	673,693
GCL-Poly Energy Holdings Ltd. (c)	1,335,000	145,303
Geely Automobile Holdings Ltd.	140,000	301,741
GOME Electrical Appliances Holding Ltd. (a)	627,000	77,090
Guangdong Investment Ltd.	164,000	226,018
Haier Electronics Group Co. Ltd. (c)	48,000	124,795
Hanergy Thin Film Power Group Ltd. (c)(e)	11,997	—
Hang Lung Group Ltd.	60,000	248,256
Hang Lung Properties Ltd.	120,000	299,898
Hang Seng Bank Ltd.	44,700	935,132
Henderson Land Development Co. Ltd.	71,208	397,050
HK Electric Investments & HK Electric Investments Ltd. (a)(b)(d)	183,500	168,712
HKT Trust & HKT Ltd. (b)	111,900	146,764
Hong Kong & China Gas Co. Ltd. (a)	512,009	962,924
Hong Kong Exchanges & Clearing Ltd. (a)	58,600	1,513,895
Hongkong Land Holdings Ltd.	74,700	549,734
Hysan Development Co. Ltd.	25,000	119,310
Jardine Matheson Holdings Ltd.	10,900	699,736
Jardine Strategic Holdings Ltd.	10,900	454,392
Kerry Properties Ltd.	46,000	156,188
Kunlun Energy Co. Ltd.	134,000	113,602
Li & Fung Ltd. (a)	484,000	176,030
Link REIT	126,500	962,290

See Notes to Financial Statements.

22	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Hong Kong (continued)
Melco Resorts & Entertainment Ltd. — ADR	8,653	$194,260
MGM China Holdings Ltd.	76,400	169,900
MTR Corp. Ltd.	49,500	278,553
New World Development Co. Ltd.	280,666	355,770
Nine Dragons Paper Holdings Ltd.	178,000	237,041
NWS Holdings Ltd.	52,186	102,633
PCCW Ltd.	264,000	150,035
Power Assets Holdings Ltd.	82,500	728,226
Sands China Ltd.	83,200	380,851
Shanghai Industrial Holdings Ltd.	15,000	44,374
Shangri-La Asia Ltd.	32,000	54,266
Shimao Property Holdings Ltd.	51,000	87,228
Sino Land Co. Ltd.	186,800	306,050
SJM Holdings Ltd.	69,000	72,703
Sun Art Retail Group Ltd.	110,000	87,560
Sun Hung Kai Properties Ltd.	80,000	1,175,214
Swire Pacific Ltd., Class A	36,500	356,300
Swire Properties Ltd.	76,400	251,846
Techtronic Industries Co. Ltd.	74,000	340,030
WH Group Ltd. (d)	458,500	462,980
Wharf Holdings Ltd.	73,000	604,052
Wheelock & Co. Ltd.	48,000	362,045
Wynn Macau Ltd.	121,200	283,010
Yue Yuen Industrial Holdings Ltd.	50,500	209,448

		34,132,447
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	997	78,307
OTP Bank PLC	11,103	371,611
Richter Gedeon Nyrt	14,765	386,008

		835,926
India — 2.1%
ACC Ltd.	1,747	42,347
Adani Ports & Special Economic Zone Ltd. (c)	43,145	242,242
Ambuja Cements Ltd.	26,422	100,737
Asian Paints Ltd.	18,207	310,308
Aurobindo Pharma Ltd.	13,516	143,052
Axis Bank Ltd.	96,175	769,092
Bajaj Auto Ltd.	3,253	140,462
Bajaj Finance Ltd.	10,000	212,213
Bajaj Finserv Ltd. (c)	2,677	170,438
Bharat Forge Ltd.	5,977	100,842
Bharat Heavy Electricals Ltd.	22,772	47,561
Bharat Petroleum Corp. Ltd.	38,418	379,899
Bharti Airtel Ltd.	67,324	395,318
Bharti Infratel Ltd.	42,723	247,484
Bosch Ltd.	292	105,345
Cipla Ltd.	13,384	115,051
Coal India Ltd.	42,303	159,771
Container Corp. of India	3,001	53,165
Dabur India Ltd.	20,426	92,269
Dr. Reddy’s Laboratories Ltd.	3,820	159,263
Dr. Reddy’s Laboratories Ltd. — ADR (a)	4,517	190,346
Eicher Motors Ltd. (c)	723	302,212
GAIL India Ltd.	16,392	91,597
Glenmark Pharmaceuticals Ltd.	5,797	56,743
Godrej Consumer Products Ltd.	9,238	138,256
Grasim Industries Ltd.	3,300	63,360
HCL Technologies Ltd.	29,571	389,240
Hero MotoCorp Ltd.	1,935	110,719
Hindalco Industries Ltd.	79,505	234,440
Hindustan Petroleum Corp. Ltd.	12,725	100,453
Hindustan Unilever Ltd.	40,183	670,930
Housing Development Finance Corp.	80,457	2,009,333
ICICI Bank Ltd.	33,719	151,791
ICICI Bank Ltd. — ADR (a)	22,806	204,573

Common Stocks	Shares	Value
India (continued)
Idea Cellular Ltd.	101,616	$133,924
IDFC Bank Ltd.	113,901	96,301
Indiabulls Housing Finance Ltd.	21,241	353,297
Infosys Ltd.	30,772	445,417
Infosys Ltd. — ADR (a)	75,312	1,131,186
ITC Ltd.	199,276	996,865
JSW Steel Ltd.	32,800	103,144
Larsen & Toubro Ltd.	10,644	277,722
Larsen & Toubro Ltd. — GDR	12,158	313,676
LIC Housing Finance Ltd.	17,978	206,266
Lupin Ltd.	11,830	193,956
Mahindra & Mahindra Financial Services Ltd.	10,804	57,628
Mahindra & Mahindra Ltd.	11,626	242,548
Mahindra & Mahindra Ltd. — GDR (a)	13,518	289,141
Marico Ltd.	22,064	107,227
Maruti Suzuki India Ltd.	5,946	663,446
Motherson Sumi Systems Ltd. (c)	29,918	213,579
Nestle India Ltd.	897	93,471
NTPC Ltd.	30,261	74,371
Oil & Natural Gas Corp. Ltd.	87,400	212,571
Piramal Enterprises Ltd. (c)	4,525	195,651
Power Finance Corp. Ltd.	80,343	152,335
Reliance Industries Ltd. (c)	21,601	460,859
Reliance Industries Ltd. — GDR (a)(c)(d)	27,499	1,165,958
Shree Cement Ltd.	231	60,543
Shriram Transport Finance Co. Ltd.	5,718	88,341
Siemens Ltd.	2,761	57,010
State Bank of India	54,826	231,801
State Bank of India — GDR (a)	5,712	242,839
Sun Pharmaceutical Industries Ltd.	58,043	498,642
Tata Consultancy Services Ltd.	27,708	1,012,061
Tata Motors Ltd.	78,397	523,636
Tata Motors Ltd. — ADR	6,008	198,324
Tata Power Co. Ltd.	42,988	53,531
Tata Steel Ltd.	11,672	98,458
Tech Mahindra Ltd.	26,191	154,684
UltraTech Cement Ltd.	6,123	374,841
United Spirits Ltd. (c)	3,702	137,354
UPL Ltd.	13,245	172,165
Vedanta Ltd.	47,216	181,519
Vedanta Ltd. — ADR (a)	11,497	178,433
Wipro Ltd.	18,690	74,678
Wipro Ltd. — ADR (a)	9,888	51,418
Yes Bank Ltd.	18,526	419,107
Zee Entertainment Enterprises Ltd.	44,412	337,092

		22,027,868
Indonesia — 0.6%
Adaro Energy Tbk PT	1,086,700	128,567
Astra International Tbk PT	766,400	513,486
Bank Central Asia Tbk PT	475,200	648,086
Bank Danamon Indonesia Tbk PT	186,600	71,459
Bank Mandiri Persero Tbk PT	446,200	427,692
Bank Negara Indonesia Persero Tbk PT	405,600	199,432
Bank Rakyat Indonesia Persero Tbk PT	660,000	753,082
Bumi Serpong Damai Tbk PT	1,139,400	156,228
Charoen Pokphand Indonesia Tbk PT	271,300	64,500
Gudang Garam Tbk PT	43,500	255,784
Hanjaya Mandala Sampoerna Tbk PT	752,200	216,728
Indocement Tunggal Prakarsa Tbk PT	88,600	122,442
Indofood CBP Sukses Makmur Tbk PT	37,800	24,979
Indofood Sukses Makmur Tbk PT	331,300	213,913
Jasa Marga Persero Tbk PT	75,780	30,426
Kalbe Farma Tbk PT	858,400	104,497
Lippo Karawaci Tbk PT	819,500	40,572
Matahari Department Store Tbk PT	98,800	105,071
Media Nusantara Citra Tbk PT	60,162	8,294

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	23

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Indonesia (continued)
Perusahaan Gas Negara Persero Tbk PT	426,200	$71,884
Semen Indonesia Persero Tbk PT	106,000	79,496
Summarecon Agung Tbk PT	499,900	48,295
Surya Citra Media Tbk PT	84,000	16,325
Telekomunikasi Indonesia Persero Tbk PT	3,058,500	1,038,640
Tower Bersama Infrastructure Tbk PT	291,500	147,929
Unilever Indonesia Tbk PT	45,500	166,603
United Tractors Tbk PT	124,300	255,835
XL Axiata Tbk PT (c)	563,500	144,135

		6,054,380
Ireland — 0.5%
Bank of Ireland (c)	1,442,740	379,006
CRH PLC	44,116	1,563,616
DCC PLC	7,267	661,799
Experian PLC	56,760	1,164,876
James Hardie Industries PLC	24,629	388,150
Kerry Group PLC, Class A	9,443	812,458
Paddy Power Betfair PLC	3,768	402,259

		5,372,164
Israel — 0.5%
Azrieli Group Ltd.	3,506	194,755
Bank Hapoalim BM	66,126	445,899
Bank Leumi Le-Israel BM	71,682	348,268
Bezeq The Israeli Telecommunication Corp. Ltd.	106,530	176,711
Check Point Software Technologies Ltd. (c)	8,303	905,691
Elbit Systems Ltd.	1,599	197,244
Frutarom Industries Ltd.	2,624	183,188
Israel Chemicals Ltd.	18,197	85,839
Mizrahi Tefahot Bank Ltd.	8,332	151,494
Mobileye NV (c)	10,081	633,087
NICE Ltd.	2,571	202,559
Teva Pharmaceutical Industries Ltd. — ADR (a)	43,757	1,453,608

		4,978,343
Italy — 1.5%
Assicurazioni Generali SpA	53,702	886,414
Atlantia SpA	23,080	649,226
Enel SpA	431,853	2,316,240
Eni SpA	148,791	2,236,011
Ferrari NV	6,777	583,168
Intesa Sanpaolo SpA	760,908	2,404,871
Leonardo SpA	15,326	255,174
Luxottica Group SpA	9,215	536,386
Mediobanca SpA	34,909	345,356
Poste Italiane SpA (d)	38,304	262,650
Prysmian SpA	10,105	298,032
Saipem SpA (c)	39,114	144,847
Snam SpA	147,779	644,931
Telecom Italia SpA (c)	708,210	655,215
Telecom Italia SpA, Non-Convertible Savings Shares	170,819	126,410
Tenaris SA (a)	17,350	270,898
Terna — Rete Elettrica Nazionale SpA	98,434	531,655
UniCredit SpA (c)	107,297	2,009,805
UnipolSai SpA (a)	92,405	202,723

		15,360,012
Japan — 16.2%
Acom Co. Ltd. (a)(c)	40,700	186,295
Aeon Co. Ltd.	26,000	395,449
AEON Financial Service Co. Ltd. (a)	4,000	84,888
Aeon Mall Co. Ltd.	5,190	102,539
Air Water, Inc.	9,900	182,711
Aisin Seiki Co. Ltd.	11,200	575,754
Ajinomoto Co., Inc.	36,200	782,795
Alfresa Holdings Corp.	8,900	172,065

Common Stocks	Shares	Value
Japan (continued)
Alps Electric Co. Ltd. (a)	11,300	$328,246
Amada Holdings Co. Ltd.	21,800	252,873
ANA Holdings, Inc. (a)	38,000	132,315
Aozora Bank Ltd.	70,000	267,252
Asahi Glass Co. Ltd.	12,600	532,133
Asahi Group Holdings Ltd.	23,400	881,250
Asahi Kasei Corp.	68,000	733,605
Asics Corp. (a)	10,700	198,855
Astellas Pharma, Inc.	115,500	1,415,648
Bandai Namco Holdings, Inc.	10,000	341,673
Bank of Kyoto Ltd. (a)	15,000	142,141
Benesse Holdings, Inc.	4,800	181,460
Bridgestone Corp. (a)	38,500	1,664,414
Brother Industries Ltd.	13,100	303,435
Calbee, Inc. (a)	7,600	298,931
Canon, Inc. (a)	61,100	2,078,335
Casio Computer Co. Ltd. (a)	15,400	237,348
Central Japan Railway Co.	7,100	1,159,549
Chiba Bank Ltd. (a)	41,000	298,374
Chubu Electric Power Co., Inc.	33,600	446,835
Chugai Pharmaceutical Co. Ltd. (a)	11,800	442,098
Chugoku Bank Ltd. (a)	14,400	216,193
Chugoku Electric Power Co., Inc. (a)	14,700	162,308
Concordia Financial Group Ltd.	89,100	451,593
Credit Saison Co. Ltd. (a)	7,700	150,773
CYBERDYNE, Inc. (a)(c)	7,000	93,279
Dai Nippon Printing Co. Ltd.	26,000	289,639
Dai-ichi Life Holdings, Inc.	62,000	1,125,387
Daicel Corp.	21,700	271,223
Daiichi Sankyo Co. Ltd.	33,700	795,418
Daikin Industries Ltd.	11,300	1,159,290
Daito Trust Construction Co. Ltd.	4,000	623,183
Daiwa House Industry Co. Ltd.	32,300	1,105,486
Daiwa Securities Group, Inc.	104,000	619,289
DeNA Co. Ltd.	6,200	139,348
Denso Corp.	27,200	1,154,317
Dentsu, Inc.	11,900	570,878
Don Quijote Holdings Co. Ltd.	6,600	250,766
East Japan Railway Co.	17,200	1,647,695
Eisai Co. Ltd. (a)	12,300	680,529
Electric Power Development Co. Ltd. (a)	7,100	175,854
FamilyMart UNY Holdings Co. Ltd.	2,500	143,165
FANUC Corp.	10,500	2,032,230
Fast Retailing Co. Ltd. (a)	3,000	1,003,274
Fuji Electric Co. Ltd.	6,000	31,736
FUJIFILM Holdings Corp.	24,600	887,013
Fujitsu Ltd.	103,000	761,816
Fukuoka Financial Group, Inc.	59,000	281,501
Hachijuni Bank Ltd. (a)	38,800	247,217
Hakuhodo DY Holdings, Inc.	14,000	186,448
Hamamatsu Photonics KK (a)	6,400	197,230
Hankyu Hanshin Holdings, Inc.	14,700	529,571
Hikari Tsushin, Inc.	1,800	189,640
Hino Motors Ltd.	1,700	18,981
Hirose Electric Co. Ltd.	2,235	319,838
Hiroshima Bank Ltd.	22,000	97,931
Hisamitsu Pharmaceutical Co., Inc.	4,100	196,569
Hitachi Chemical Co. Ltd.	6,200	185,880
Hitachi Construction Machinery Co. Ltd. (a)	4,600	115,718
Hitachi High-Technologies Corp.	4,000	155,772
Hitachi Ltd.	273,000	1,683,234
Hitachi Metals Ltd.	8,000	111,619
Honda Motor Co. Ltd.	93,400	2,558,979
Hoshizaki Corp.	2,500	226,827
Hoya Corp.	22,400	1,166,175
Hulic Co. Ltd.	19,700	201,744
Idemitsu Kosan Co. Ltd.	5,000	142,243

See Notes to Financial Statements.

24	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
IHI Corp. (a)(c)	35,000	$119,608
Iida Group Holdings Co. Ltd.	6,800	113,502
Inpex Corp.	53,500	516,567
Isetan Mitsukoshi Holdings Ltd. (a)	20,100	202,210
Isuzu Motors Ltd.	31,000	384,938
ITOCHU Corp.	65,600	976,713
J. Front Retailing Co. Ltd.	16,800	258,896
Japan Airlines Co. Ltd.	1,000	30,976
Japan Airport Terminal Co. Ltd. (a)	4,600	176,592
Japan Exchange Group, Inc.	29,800	541,848
Japan Post Bank Co. Ltd.	28,900	370,993
Japan Post Holdings Co. Ltd.	25,600	318,448
Japan Real Estate Investment Corp.	28	139,160
Japan Retail Fund Investment Corp. (a)	29	53,516
Japan Tobacco, Inc. (a)	56,300	1,978,837
JFE Holdings, Inc. (a)	31,700	551,947
JGC Corp. (a)	10,000	162,893
JSR Corp.	12,500	216,391
JTEKT Corp.	12,600	185,413
JXTG Holdings, Inc.	192,400	841,848
Kajima Corp.	47,000	397,226
Kakaku.com, Inc. (a)	7,400	106,374
Kamigumi Co. Ltd.	18,000	189,213
Kaneka Corp.	19,000	145,416
Kansai Electric Power Co., Inc.	38,500	530,893
Kansai Paint Co. Ltd. (a)	12,600	290,886
Kao Corp.	24,400	1,450,783
Kawasaki Heavy Industries Ltd. (a)	84,000	250,036
KDDI Corp.	91,000	2,406,734
Keihan Holdings Co. Ltd.	13,000	82,727
Keikyu Corp. (a)	22,000	265,327
Keio Corp. (a)	27,000	226,321
Keisei Electric Railway Co. Ltd. (a)	8,000	214,108
Keyence Corp.	5,640	2,482,884
Kikkoman Corp.	8,000	255,905
Kintetsu Group Holdings Co. Ltd.	91,000	351,085
Kirin Holdings Co. Ltd.	47,300	964,853
Kobe Steel Ltd. (a)(c)	23,900	246,439
Koito Manufacturing Co. Ltd.	6,000	310,263
Komatsu Ltd.	40,800	1,047,231
Konami Holdings Corp.	5,700	317,294
Konica Minolta, Inc.	23,700	197,726
Kose Corp.	1,700	186,440
Kubota Corp.	43,400	733,581
Kuraray Co. Ltd.	19,300	351,434
Kurita Water Industries Ltd.	7,400	202,420
Kyocera Corp.	17,900	1,040,360
Kyowa Hakko Kirin Co. Ltd.	4,600	85,555
Kyushu Electric Power Co., Inc. (a)	25,500	309,920
Kyushu Financial Group, Inc. (a)	20,300	128,632
Lawson, Inc.	1,900	132,968
LINE Corp. (a)(c)	3,000	104,148
Lion Corp.	13,000	269,644
LIXIL Group Corp. (a)	13,600	340,885
M3, Inc.	14,100	388,968
Mabuchi Motor Co. Ltd. (a)	2,300	114,961
Makita Corp.	11,600	429,594
Marubeni Corp.	54,600	353,734
Marui Group Co. Ltd. (a)	9,500	140,371
Maruichi Steel Tube Ltd.	2,400	69,826
Mazda Motor Corp.	37,400	525,428
McDonald’s Holdings Co. Japan Ltd. (a)	4,300	164,954
Mebuki Financial Group, Inc. (a)	61,130	228,244
Medipal Holdings Corp.	10,300	190,983
MEIJI Holdings Co. Ltd.	6,200	502,751
Minebea Mitsumi, Inc. (a)	19,000	307,267
Miraca Holdings, Inc.	2,400	108,094

Common Stocks	Shares	Value
Japan (continued)
MISUMI Group, Inc.	7,700	$176,481
Mitsubishi Chemical Holdings Corp.	84,200	701,534
Mitsubishi Corp.	74,300	1,561,861
Mitsubishi Electric Corp.	113,700	1,644,398
Mitsubishi Estate Co. Ltd.	64,600	1,207,555
Mitsubishi Gas Chemical Co., Inc.	15,500	329,211
Mitsubishi Heavy Industries Ltd.	119,000	489,941
Mitsubishi Materials Corp.	6,200	188,148
Mitsubishi Motors Corp. (a)	36,300	240,058
Mitsubishi Tanabe Pharma Corp.	16,900	390,932
Mitsubishi UFJ Financial Group, Inc.	644,400	4,346,506
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,400	172,277
Mitsui & Co. Ltd.	76,200	1,090,867
Mitsui Chemicals, Inc.	57,000	303,546
Mitsui Fudosan Co. Ltd.	46,400	1,111,674
Mitsui OSK Lines Ltd. (a)	47,000	138,786
Mixi, Inc.	1,800	100,169
Mizuho Financial Group, Inc.	1,377,400	2,525,427
MS&AD Insurance Group Holdings, Inc.	29,100	981,504
Murata Manufacturing Co. Ltd.	10,800	1,648,793
Nabtesco Corp.	7,200	209,981
Nagoya Railroad Co. Ltd.	59,000	275,300
NEC Corp.	148,000	393,443
Nexon Co. Ltd. (c)	11,300	224,145
NGK Insulators Ltd.	15,000	300,722
NGK Spark Plug Co. Ltd. (a)	8,500	182,074
NH Foods Ltd.	8,000	243,361
Nidec Corp.	13,200	1,356,167
Nikon Corp.	19,900	318,980
Nintendo Co. Ltd.	6,200	2,075,706
Nippon Building Fund, Inc. (a)	34	173,514
Nippon Electric Glass Co. Ltd.	5,600	204,274
Nippon Express Co. Ltd.	54,000	338,859
Nippon Paint Holdings Co. Ltd. (a)	8,300	315,771
Nippon Steel & Sumitomo Metal Corp.	46,647	1,057,055
Nippon Telegraph & Telephone Corp.	32,800	1,548,294
Nippon Yusen KK (c)	93,000	173,862
Nissan Chemical Industries Ltd.	8,600	284,977
Nissan Motor Co. Ltd.	136,600	1,363,941
Nisshin Seifun Group, Inc.	9,000	147,956
Nissin Foods Holdings Co. Ltd.	3,500	218,854
Nitori Holdings Co. Ltd.	5,000	669,316
Nitto Denko Corp.	10,100	834,071
NOK Corp.	3,800	80,673
Nomura Holdings, Inc.	215,200	1,297,751
Nomura Real Estate Holdings, Inc.	5,200	102,334
Nomura Real Estate Master Fund, Inc.	104	142,119
Nomura Research Institute Ltd.	7,381	291,597
NSK Ltd.	6,000	75,503
NTT Data Corp.	34,000	379,326
NTT DOCOMO, Inc.	65,900	1,558,580
Obayashi Corp.	44,500	524,304
Obic Co. Ltd.	4,100	252,461
Odakyu Electric Railway Co. Ltd. (a)	17,000	343,583
Oji Holdings Corp.	39,000	201,922
Olympus Corp. (a)	17,000	622,852
Omron Corp.	11,500	500,588
Ono Pharmaceutical Co. Ltd.	25,800	562,734
Oracle Corp. Japan	2,500	162,619
Oriental Land Co. Ltd. (a)	12,400	840,410
ORIX Corp.	74,600	1,160,765
Osaka Gas Co. Ltd.	94,000	384,915
Otsuka Corp.	2,900	180,392
Otsuka Holdings Co. Ltd.	22,400	956,373
Panasonic Corp.	120,300	1,639,119
Park24 Co. Ltd.	6,400	162,857
Pola Orbis Holdings, Inc.	5,600	148,157

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	25

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Rakuten, Inc.	50,500	$595,946
Recruit Holdings Co. Ltd.	47,400	815,748
Resona Holdings, Inc.	137,100	757,315
Ricoh Co. Ltd. (a)	39,000	345,486
Rinnai Corp. (a)	2,100	196,195
Rohm Co. Ltd.	5,400	416,347
Ryohin Keikaku Co. Ltd.	1,400	350,393
Santen Pharmaceutical Co. Ltd.	20,200	274,379
SBI Holdings, Inc.	8,850	120,348
Secom Co. Ltd.	8,500	646,722
Sega Sammy Holdings, Inc.	14,100	190,099
Seibu Holdings, Inc. (a)	9,800	181,579
Seiko Epson Corp.	14,900	332,455
Sekisui Chemical Co. Ltd.	25,500	457,558
Sekisui House Ltd.	35,900	634,482
Seven & i Holdings Co. Ltd.	35,600	1,469,014
Seven Bank Ltd. (a)	61,100	219,071
Sharp Corp. (a)(c)	70,000	259,470
Shimadzu Corp.	11,000	209,607
Shimano, Inc.	4,100	650,992
Shimizu Corp.	29,000	308,143
Shin-Etsu Chemical Co. Ltd.	22,800	2,075,093
Shinsei Bank Ltd.	100,000	175,176
Shionogi & Co. Ltd.	16,700	931,157
Shiseido Co. Ltd.	21,100	752,165
Shizuoka Bank Ltd. (a)	30,000	272,080
Showa Shell Sekiyu KK	13,900	129,108
SMC Corp.	2,500	764,231
Softbank Group Corp.	43,800	3,560,506
Sohgo Security Services Co. Ltd.	4,200	189,588
Sompo Holdings, Inc.	20,100	780,179
Sony Corp.	65,200	2,486,972
Sony Financial Holdings, Inc. (a)	6,900	118,004
Stanley Electric Co. Ltd.	8,500	257,591
Start Today Co. Ltd.	9,600	236,589
Subaru Corp.	32,800	1,112,184
Sumitomo Chemical Co. Ltd.	98,000	566,420
Sumitomo Corp.	47,400	618,104
Sumitomo Dainippon Pharma Co. Ltd.	9,100	124,214
Sumitomo Electric Industries Ltd.	39,500	611,081
Sumitomo Heavy Industries Ltd.	8,000	53,085
Sumitomo Metal Mining Co. Ltd.	29,000	387,616
Sumitomo Mitsui Financial Group, Inc.	69,800	2,725,302
Sumitomo Mitsui Trust Holdings, Inc. (a)	17,700	635,771
Sumitomo Realty & Development Co. Ltd.	19,000	588,397
Sumitomo Rubber Industries Ltd. (a)	10,500	177,823
Sundrug Co. Ltd.	1,000	37,302
Suntory Beverage & Food Ltd.	8,500	395,087
Suruga Bank Ltd.	13,700	333,190
Suzuken Co. Ltd.	5,370	178,757
Suzuki Motor Corp.	18,900	900,357
Sysmex Corp.	9,100	544,668
T&D Holdings, Inc.	31,400	480,173
Taiheiyo Cement Corp.	87,000	318,162
Taisei Corp.	33,000	301,836
Taisho Pharmaceutical Holdings Co. Ltd.	2,100	160,008
Taiyo Nippon Sanso Corp. (a)	13,300	150,014
Takashimaya Co. Ltd.	13,000	124,021
Takeda Pharmaceutical Co. Ltd.	42,000	2,132,296
TDK Corp.	6,800	449,493
Teijin Ltd.	11,800	227,706
Terumo Corp.	19,100	753,666
THK Co. Ltd.	9,900	282,142
Tobu Railway Co. Ltd. (a)	57,000	311,418
Toho Co. Ltd.	9,000	277,560
Toho Gas Co. Ltd.	18,000	131,112
Tohoku Electric Power Co., Inc.	30,700	425,474

Common Stocks	Shares	Value
Japan (continued)
Tokio Marine Holdings, Inc.	36,700	$1,527,206
Tokyo Electric Power Co. Holdings, Inc. (c)	70,100	289,397
Tokyo Electron Ltd.	8,900	1,203,217
Tokyo Gas Co. Ltd.	124,000	645,878
Tokyo Tatemono Co. Ltd.	15,500	203,744
Tokyu Corp.	53,000	405,004
Tokyu Fudosan Holdings Corp.	30,800	182,659
Toppan Printing Co. Ltd.	23,000	252,908
Toray Industries, Inc.	85,000	713,122
Toshiba Corp. (a)(c)	124,000	300,379
Toto Ltd.	3,600	137,933
Toyo Seikan Kaisha Ltd.	8,500	143,895
Toyo Suisan Kaisha Ltd.	5,400	207,179
Toyoda Gosei Co. Ltd.	4,300	103,034
Toyota Industries Corp.	9,600	507,747
Toyota Motor Corp.	138,106	7,259,330
Toyota Tsusho Corp.	10,200	306,671
Trend Micro, Inc. (a)	7,600	392,791
Tsuruha Holdings, Inc.	1,800	191,274
Unicharm Corp.	22,300	561,424
United Urban Investment Corp.	20	28,533
USS Co. Ltd.	12,100	241,166
West Japan Railway Co.	10,000	707,555
Yahoo! Japan Corp.	29,700	129,113
Yakult Honsha Co. Ltd. (a)	5,200	354,448
Yamada Denki Co. Ltd.	39,300	195,401
Yamaguchi Financial Group, Inc. (a)	15,000	181,680
Yamaha Corp.	9,600	332,342
Yamaha Motor Co. Ltd. (a)	14,700	381,456
Yamato Holdings Co. Ltd.	17,700	359,586
Yamazaki Baking Co. Ltd.	7,000	139,558
Yaskawa Electric Corp.	14,400	306,606
Yokogawa Electric Corp.	15,100	243,009
Yokohama Rubber Co. Ltd. (a)	5,000	100,796

		171,198,740
Luxembourg — 0.1%
ArcelorMittal (c)	35,212	798,717
Eurofins Scientific SE (a)	613	345,858
RTL Group SA (c)	2,199	166,132

		1,310,707
Malaysia — 0.6%
AirAsia Bhd	60,100	45,499
Alliance Financial Group Bhd	90,800	81,401
AMMB Holdings Bhd	68,900	78,333
Astro Malaysia Holdings Bhd	29,600	17,446
Axiata Group Bhd	165,600	186,331
British American Tobacco Malaysia Bhd	13,600	137,563
CIMB Group Holdings Bhd	239,100	366,485
Dialog Group Bhd	142,134	63,564
DiGi.Com Bhd (a)	265,400	309,133
Felda Global Ventures Holdings Bhd	89,900	35,838
Gamuda Bhd	129,800	166,299
Genting Bhd	188,800	413,865
Genting Malaysia Bhd	106,100	135,925
Genting Plantations Bhd	10,000	25,718
Hong Leong Bank Bhd	61,740	225,246
Hong Leong Financial Group Bhd	7,000	27,382
IHH Healthcare Bhd	176,500	236,503
IJM Corp. Bhd	126,600	102,043
IOI Corp. Bhd	102,200	105,921
IOI Properties Group Sdn Bhd	19,116	9,797
Kuala Lumpur Kepong Bhd	17,500	101,404
Malayan Banking Bhd	204,800	459,388
Malaysia Airports Holdings Bhd	11,300	22,533
Maxis Bhd (a)	66,600	86,109

See Notes to Financial Statements.

26	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Malaysia (continued)
MISC Bhd	27,400	$47,657
Petronas Chemicals Group Bhd	122,200	202,118
Petronas Dagangan Bhd	6,100	34,245
Petronas Gas Bhd	52,700	227,545
PPB Group Bhd	12,600	50,369
Public Bank Bhd	156,720	741,766
RHB Bank Bhd (e)	12,900	—
RHB Capital Bhd	16,824	19,828
Sapura Energy Bhd (a)	314,900	116,577
Sime Darby Bhd	159,000	351,870
Telekom Malaysia Bhd	55,900	86,598
Tenaga Nasional Bhd	149,300	491,879
UMW Holdings Bhd (c)	10,900	15,158
Westports Holdings Bhd	70,000	59,357
YTL Corp. Bhd	113,160	38,489
YTL Power International Bhd	42,000	14,187

		5,937,369
Malta — 0.0%
Brait SE (a)(c)	18,341	84,804
Mexico — 0.9%
Alfa SAB de CV, Series A	231,250	328,997
America Movil SAB de CV, Series L	1,781,371	1,433,047
Arca Continental SAB de CV	15,972	120,031
Cemex SAB de CV (c)	771,321	724,624
Coca-Cola Femsa SAB de CV, Series L	24,300	205,888
El Puerto de Liverpool SAB de CV, Series C1	10,900	85,987
Fibra Uno Administracion SA de CV	70,492	133,692
Fomento Economico Mexicano SAB de CV	112,600	1,109,078
Fresnillo PLC	11,261	218,291
Gentera SAB de CV	37,100	55,664
Gruma SAB de CV	18,492	241,156
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	177,939
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	225,759
Grupo Bimbo SAB de CV, Series A	104,600	262,815
Grupo Carso SAB de CV, Series A1	39,581	166,688
Grupo Financiero Banorte SAB de CV, Series O	149,704	951,820
Grupo Financiero Inbursa SAB de CV, Series O	99,700	170,298
Grupo Financiero Santander Mexico SAB de CV, Series B	119,103	230,282
Grupo Lala SAB de CV	9,900	18,132
Grupo Mexico SAB de CV, Series B	186,265	524,144
Grupo Televisa SAB CPO	109,894	535,581
Industrias Penoles SAB de CV	7,755	174,993
Infraestructura Energetica Nova SAB de CV	33,988	181,188
Kimberly-Clark de Mexico SAB de C.V., Class A	78,500	166,094
Mexichem SAB de CV	36,623	98,314
OHL Mexico SAB de CV	42,200	60,921
Promotora y Operadora de Infraestructura SAB de CV	4,006	47,735
Wal-Mart de Mexico SAB de CV	281,300	653,002

		9,302,160
Netherlands — 3.5%
ABN AMRO Group NV (d)	15,219	403,179
Aegon NV	109,623	561,040
AerCap Holdings NV (c)	8,129	377,430
Akzo Nobel NV	14,706	1,278,960
Altice NV Class A (a)(c)	21,614	497,973
Altice NV Class B (c)	7,053	162,681
ASML Holding NV	20,039	2,612,137
CNH Industrial NV	59,213	671,519
EXOR NV	4,238	229,966
Gemalto NV	1,172	70,293
Heineken Holding NV	3,148	288,546

Common Stocks	Shares	Value
Netherlands (continued)
Heineken NV	12,995	$1,263,564
ING Groep NV	195,854	3,380,980
Koninklijke Ahold Delhaize NV	70,893	1,353,150
Koninklijke Boskalis Westminster NV	4,888	158,742
Koninklijke DSM NV	10,215	742,962
Koninklijke KPN NV (a)	205,405	657,411
Koninklijke Philips NV	54,699	1,947,212
Koninklijke Vopak NV	4,351	201,620
NN Group NV	20,253	718,638
NXP Semiconductor NV (c)	17,266	1,889,764
QIAGEN NV (a)(c)	14,023	466,597
Randstad Holding NV	7,147	416,678
Royal Dutch Shell PLC, Class A	236,668	6,287,961
Royal Dutch Shell PLC, Class B	193,685	5,199,744
Unilever NV CVA	88,000	4,857,754
Wolters Kluwer NV	18,761	793,458

		37,489,959
New Zealand — 0.1%
Auckland International Airport Ltd.	55,568	290,354
Contact Energy Ltd. (a)	39,025	148,991
Fletcher Building Ltd.	22,914	134,182
Mercury NZ Ltd.	12,773	31,075
Meridian Energy Ltd.	95,908	204,500
Ryman Healthcare Ltd. (a)	13,399	81,398
Spark New Zealand Ltd.	115,784	320,819

		1,211,319
Norway — 0.4%
DNB ASA	53,982	919,031
Gjensidige Forsikring ASA (a)	10,710	182,819
Marine Harvest ASA (c)	23,110	395,394
Norsk Hydro ASA	81,841	452,908
Orkla ASA	34,581	351,482
Schibsted ASA, Class A (a)	4,337	104,751
Schibsted ASA, Class B	6,527	144,374
Statoil ASA	62,878	1,042,652
Telenor ASA	42,624	707,142
Yara International ASA	9,441	355,003

		4,655,556
Pakistan — 0.0%
Engro Corp. Ltd.	4,500	13,971
Habib Bank Ltd.	10,100	25,926
Lucky Cement Ltd.	14,850	118,440
MCB Bank Ltd.	6,700	13,447
Oil & Gas Development Co. Ltd.	11,100	14,896
United Bank Ltd.	8,400	18,868

		205,548
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	16,549	190,314
Credicorp Ltd.	3,283	588,937
Southern Copper Corp. (a)	1,484	51,391

		830,642
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	86,410	130,259
Aboitiz Power Corp.	29,200	22,510
Alliance Global Group, Inc.	35,800	10,142
Ayala Corp.	13,480	227,215
Ayala Land, Inc.	475,200	374,377
Bank of the Philippine Islands	45,031	92,811
BDO Unibank, Inc.	135,292	332,592
DMCI Holdings, Inc.	170,000	47,503
Energy Development Corp.	642,400	76,971
Globe Telecom, Inc.	845	34,296
GT Capital Holdings, Inc.	7,210	172,672

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	27

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Philippines (continued)
International Container Terminal Services, Inc.	9,550	$18,499
JG Summit Holdings, Inc.	156,443	251,127
Jollibee Foods Corp.	12,070	48,768
Megaworld Corp.	600,000	51,082
Metro Pacific Investments Corp.	1,468,000	185,817
Metropolitan Bank & Trust Co.	12,817	22,206
PLDT, Inc.	6,185	220,101
Security Bank Corp.	25,410	109,266
SM Investments Corp.	17,272	274,604
SM Prime Holdings, Inc.	486,150	317,643
Universal Robina Corp.	34,300	110,797

		3,131,258
Poland — 0.3%
Alior Bank SA (c)	6,930	115,445
Bank Handlowy w Warszawie SA	502	9,318
Bank Millennium SA (c)	13,346	26,830
Bank Pekao SA	12,493	420,642
Bank Zachodni WBK SA	2,479	228,882
CCC SA	981	59,524
Cyfrowy Polsat SA (c)	8,953	59,640
Eurocash SA	9,624	80,511
Grupa Azoty SA	1,551	26,494
Grupa Lotos SA (c)	1,964	27,041
Jastrzebska Spolka Weglowa SA (c)	4,762	95,056
KGHM Polska Miedz SA	10,582	315,642
LPP SA	55	106,122
Mbank (c)	573	71,436
Orange Polska SA (c)	32,359	44,808
PGE SA	64,372	210,320
Polski Koncern Naftowy ORLEN SA	15,864	479,185
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	160,023
Powszechna Kasa Oszczednosci Bank Polski SA (c)	39,078	363,317
Powszechny Zaklad Ubezpieczen SA	33,880	407,632
Synthos SA	54,162	70,870
Tauron Polska Energia SA (c)	20,989	20,278

		3,399,016
Portugal — 0.1%
EDP — Energias de Portugal SA	127,717	417,790
Galp Energia SGPS SA	18,382	278,557
Jeronimo Martins SGPS SA	10,434	203,711

		900,058
Qatar — 0.2%
Barwa Real Estate Co.	2,548	22,468
Commercial Bank of Qatar QSC (c)	16,767	139,399
Doha Bank QSC	7,291	60,752
Ezdan Holding Group QSC	43,351	149,106
Industries Qatar QSC	10,894	283,501
Masraf Al Rayan QSC	26,478	285,729
Ooredoo QSC	6,700	168,214
Qatar Electricity & Water Co. QSC	1,002	51,983
Qatar Insurance Co. SAQ	79	1,455
Qatar Islamic Bank SAQ	3,392	85,717
Qatar National Bank SAQ	13,186	457,497

		1,705,821
Romania — 0.0%
New Europe Property Investments PLC	11,085	140,197
Russia — 0.7%
Alrosa PJSC	173,000	253,992
Gazprom PJSC	472,661	952,809
Gazprom PJSC — ADR	34,210	135,495
Inter Rao UES PJSC	2,615,256	169,287
Lukoil PJSC	18,479	906,096

Common Stocks	Shares	Value
Russia (continued)
Lukoil PJSC — ADR	2,414	$117,661
Magnit PJSC — GDR	18,601	632,112
MMC Norilsk Nickel PJSC	3,113	425,784
Mobile TeleSystems PJSC — ADR	37,101	310,906
Moscow Exchange MICEX-RTS PJSC	63,850	113,833
Novatek PJSC — GDR	5,700	635,725
Rosneft PJSC	21,260	116,936
Rosneft PJSC — GDR	15,910	86,566
Rostelecom PJSC	42,250	51,093
RusHydro PJSC	6,552,000	88,106
Sberbank of Russia PJSC	205,970	510,700
Sberbank of Russia PJSC — ADR	103,866	1,076,274
Severstal PJSC	10,830	141,934
Sistema PJSC FC — GDR	16,298	68,126
Surgutneftegas OJSC — ADR	24,155	103,948
Surgutneftegas OJSC, Preference Shares	395,000	191,656
Tatneft PJSC	79,770	506,745
Transneft PJSC, Preference Shares	32	86,678
VTB Bank PJSC	86,510,000	93,636
VTB Bank PJSC — GDR	50,000	105,245

		7,881,343
Singapore — 0.9%
Ascendas Real Estate Investment Trust	136,378	258,403
CapitaLand Commercial Trust Ltd.	206,800	249,238
CapitaLand Ltd.	147,400	374,546
CapitaLand Mall Trust	215,500	309,055
City Developments Ltd.	32,100	250,046
ComfortDelGro Corp. Ltd. (a)	173,800	290,299
DBS Group Holdings Ltd.	88,784	1,336,267
Genting Singapore PLC	233,000	183,573
Global Logistic Properties Ltd.	151,800	315,359
Golden Agri-Resources Ltd.	270,000	73,542
Hutchison Port Holdings Trust (a)	565,400	242,921
Jardine Cycle & Carriage Ltd.	4,444	143,082
Keppel Corp. Ltd.	76,700	350,264
Oversea-Chinese Banking Corp. Ltd.	148,149	1,160,501
SATS Ltd.	49,000	181,774
SembCorp Industries Ltd.	40,000	89,422
Singapore Airlines Ltd. (a)	28,600	210,188
Singapore Exchange Ltd.	29,000	154,555
Singapore Press Holdings Ltd. (a)	1,576	3,698
Singapore Technologies Engineering Ltd.	122,400	326,998
Singapore Telecommunications Ltd.	402,500	1,136,692
StarHub Ltd. (a)	41,600	82,188
Suntec Real Estate Investment Trust	137,100	186,066
United Overseas Bank Ltd.	71,700	1,203,745
UOL Group Ltd.	22,000	122,065
Wilmar International Ltd.	108,500	263,910
Yangzijiang Shipbuilding Holdings Ltd.	94,000	81,228

		9,579,625
South Africa — 1.4%
Anglo American Platinum Ltd. (c)	810	18,556
AngloGold Ashanti Ltd.	19,921	194,508
Aspen Pharmacare Holdings Ltd.	18,439	404,594
Barclays Africa Group Ltd.	20,871	229,486
Bid Corp. Ltd.	18,661	426,279
Bidvest Group Ltd.	20,798	250,458
Capitec Bank Holdings Ltd. (a)	1,291	81,905
Coronation Fund Managers Ltd.	27,149	135,301
Discovery Holdings Ltd.	20,716	202,585
Exxaro Resources Ltd.	15,325	108,879
FirstRand Ltd.	200,957	724,716
Fortress Income Fund Ltd.	67,928	180,246
Foschini Group Ltd.	6,728	70,604
Gold Fields Ltd.	38,623	132,823

See Notes to Financial Statements.

28	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
South Africa (continued)
Growthpoint Properties Ltd.	72,731	$136,059
Hyprop Investments Ltd.	7,562	67,484
Impala Platinum Holdings Ltd. (c)	29,321	82,658
Imperial Holdings Ltd.	3,661	44,951
Investec Ltd.	7,549	55,683
Liberty Holdings Ltd.	1,922	16,530
Life Healthcare Group Holdings Ltd. (a)	22,364	43,810
Massmart Holdings Ltd.	5,128	41,353
MMI Holdings Ltd.	20,454	31,644
Mondi Ltd.	7,836	202,941
Mr Price Group Ltd.	10,819	128,981
MTN Group Ltd.	97,601	850,831
Naspers Ltd., Class N	23,538	4,635,402
Nedbank Group Ltd.	13,358	213,292
Netcare Ltd.	88,635	174,302
Pick n Pay Stores Ltd.	28,036	126,459
Pioneer Foods Group Ltd. (a)	6,964	72,102
PSG Group Ltd.	2,684	49,238
Rand Merchant Investment Holdings Ltd.	48,390	144,229
Redefine Properties Ltd.	238,334	191,651
Remgro Ltd.	27,353	446,304
Resilient REIT Ltd.	17,014	158,441
RMB Holdings Ltd.	58,722	263,812
Sanlam Ltd.	99,351	492,072
Sappi Ltd.	29,677	197,494
Sasol Ltd.	32,714	917,875
Shoprite Holdings Ltd.	26,136	398,532
Sibanye Gold Ltd. (a)	82,923	95,281
Spar Group Ltd.	4,305	50,712
Standard Bank Group Ltd.	77,536	853,877
Telkom SA SOC Ltd.	11,210	52,740
Tiger Brands Ltd.	7,701	216,518
Truworths International Ltd.	20,564	112,389
Vodacom Group Ltd.	23,375	293,721
Woolworths Holdings Ltd.	39,270	185,225

		15,205,533
South Korea — 3.7%
Amorepacific Corp.	2,183	540,421
Amorepacific Group	2,278	258,863
BGF Retail Co. Ltd.	1,224	108,138
BNK Financial Group, Inc.	6,269	59,943
Celltrion, Inc. (c)	4,932	495,995
Cheil Worldwide, Inc.	4,081	65,639
CJ CheilJedang Corp.	98	30,950
CJ Corp.	848	140,448
CJ E&M Corp.	2,172	143,968
CJ Korea Express Co. Ltd. (c)	414	65,312
Coway Co. Ltd.	3,702	336,445
Daelim Industrial Co. Ltd.	1,073	83,502
Daewoo Engineering & Construction Co. Ltd. (c)	19,237	127,422
Daewoo Securities Co. Ltd.	9,107	87,867
DGB Financial Group, Inc.	5,100	52,579
Dongbu Insurance Co. Ltd.	3,276	194,686
Doosan Heavy Industries & Construction Co. Ltd.	776	14,215
E-Mart, Inc.	545	111,662
GS Engineering & Construction Corp. (c)	6,155	163,910
GS Holdings Corp.	2,934	174,875
Hana Financial Group, Inc.	18,065	713,432
Hankook Tire Co. Ltd.	4,552	253,030
Hanmi Pharm Co. Ltd. (c)	222	72,351
Hanmi Science Co. Ltd. (c)	758	55,860
Hanon Systems	15,127	136,236
Hanssem Co. Ltd.	731	117,558
Hanwha Chemical Corp.	4,037	106,531
Hanwha Corp.	4,520	187,314
Hanwha Life Insurance Co. Ltd.	7,120	43,297

Common Stocks	Shares	Value
South Korea (continued)
Hotel Shilla Co. Ltd.	1,174	$58,563
Hyosung Corp.	1,140	166,941
Hyundai Department Store Co. Ltd.	314	30,329
Hyundai Development Co-Engineering & Construction	2,250	92,411
Hyundai Engineering & Construction Co. Ltd.	3,298	132,864
Hyundai Glovis Co. Ltd.	1,138	156,161
Hyundai Heavy Industries Co. Ltd. (c)	2,089	322,980
Hyundai Marine & Fire Insurance Co. Ltd.	4,560	156,841
Hyundai Mobis Co. Ltd.	4,170	911,611
Hyundai Motor Co.	9,570	1,334,299
Hyundai Motor Co., Preference Shares	852	84,156
Hyundai Motor Co., Second Preference Shares	1,756	178,798
Hyundai Robotics Co. Ltd. (c)	102	34,456
Hyundai Steel Co.	5,604	304,390
Hyundai Wia Corp.	513	31,289
Kakao Corp.	1,108	98,303
Kangwon Land, Inc.	7,491	228,269
KB Financial Group, Inc.	22,974	1,159,962
KCC Corp.	266	101,547
KEPCO Plant Service & Engineering Co. Ltd.	707	27,292
Kia Motors Corp.	17,873	596,880
Korea Aerospace Industries Ltd.	5,031	250,638
Korea Electric Power Corp.	12,939	461,400
Korea Gas Corp. (c)	753	35,021
Korea Investment Holdings Co. Ltd.	1,486	91,059
Korea Zinc Co. Ltd.	398	158,597
Korean Air Lines Co. Ltd. (c)	4,193	141,814
KT Corp.	1,200	34,215
KT&G Corp.	7,271	743,762
Kumho Petrochemical Co. Ltd.	423	27,217
LG Chem Ltd.	2,860	727,794
LG Chem Ltd., Preference Shares	179	31,607
LG Corp.	5,702	385,500
LG Display Co. Ltd.	13,391	433,092
LG Electronics, Inc.	4,891	343,130
LG Household & Health Care Ltd.	533	463,125
LG Uplus Corp.	11,524	157,161
Lotte Chemical Corp.	865	260,345
Lotte Confectionery Co. Ltd.	750	130,002
Lotte Shopping Co. Ltd.	752	199,560
NAVER Corp.	1,558	1,142,062
NCSoft Corp.	1,038	344,297
NH Investment & Securities Co. Ltd.	5,312	68,923
OCI Co. Ltd.	1,017	79,704
Orion Corp.	138	96,250
POSCO	4,536	1,136,232
Posco Daewoo Corp.	1,160	22,617
S-1 Corp.	442	37,475
S-Oil Corp.	1,514	125,439
Samsung Biologics Co. Ltd. (c)(d)	1,220	311,209
Samsung C&T Corp.	4,015	519,494
Samsung Card Co. Ltd.	1,210	41,343
Samsung Electro-Mechanics Co. Ltd.	144	12,855
Samsung Electronics Co. Ltd.	5,162	10,751,519
Samsung Electronics Co. Ltd., Preference Shares	827	1,348,422
Samsung Fire & Marine Insurance Co. Ltd.	1,790	440,607
Samsung Heavy Industries Co. Ltd. (c)	18,584	202,446
Samsung Life Insurance Co. Ltd.	3,994	408,316
Samsung SDI Co. Ltd.	2,958	444,065
Samsung SDS Co. Ltd.	929	149,842
Samsung Securities Co. Ltd.	2,723	98,240
Samsung Techwin Co. Ltd. (c)	2,293	89,154
Shinhan Financial Group Co. Ltd.	26,048	1,123,845
Shinsegae Co. Ltd.	670	134,395
SK Holdings Co. Ltd.	1,879	456,728
SK Hynix, Inc.	33,400	1,966,581

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	29

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
South Korea (continued)
SK Innovation Co. Ltd.	3,761	$520,885
SK Networks Co. Ltd.	14,759	80,636
SK Telecom Co. Ltd.	1,198	278,519
Woori Bank	13,531	217,969
Yuhan Corp.	671	144,256

		39,020,155
Spain — 2.4%
Abertis Infraestructuras SA	45,433	842,167
ACS Actividades de Construccion y Servicios SA	14,927	577,135
Aena SA (d)	3,841	750,048
Amadeus IT Group SA (a)	19,963	1,193,302
Banco Bilbao Vizcaya Argentaria SA	369,452	3,077,515
Banco de Sabadell SA	292,491	595,089
Banco Santander SA	789,145	5,239,823
Bankia SA (a)	45,598	220,546
Bankinter SA (a)	38,876	358,629
CaixaBank SA	216,020	1,032,656
Distribuidora Internacional de Alimentacion SA (a)	38,924	242,900
Enagas SA	3,839	107,739
Endesa SA (a)	18,186	419,525
Ferrovial SA	33,342	740,632
Gas Natural SDG SA	17,935	419,831
Grifols SA	19,950	556,228
Iberdrola SA (a)	326,398	2,586,513
Industria de Diseno Textil SA	62,702	2,408,068
International Consolidated Airlines Group SA (a)	20,851	165,667
Mapfre SA (a)	66,978	234,437
Red Electrica Corp. SA	8,296	173,556
Repsol SA (a)	67,622	1,036,718
Telefonica SA	224,752	2,326,545

		25,305,269
Sweden — 2.0%
Alfa Laval AB	11,214	229,523
Assa Abloy AB, Class B	57,367	1,264,452
Atlas Copco AB, A Shares	42,950	1,651,503
Atlas Copco AB, B Shares	19,981	690,638
Boliden AB	11,369	310,771
Electrolux AB, Class B	12,094	396,577
Essity AB (c)	34,563	945,644
Getinge AB, Class B	11,241	220,169
Hennes & Mauritz AB, Class B (a)	54,497	1,358,721
Hexagon AB, Class B	9,081	431,435
Husqvarna AB, Class B	2,063	20,507
ICA Gruppen AB	80	2,980
Industrivarden AB, Class C	8,883	213,100
Investor AB, Class B	19,921	961,119
Kinnevik AB	5,246	160,827
L E Lundbergforetagen AB, B Shares	3,372	266,354
Lundin Petroleum AB (c)	9,142	176,203
Millicom International Cellular SA	5,124	303,074
Nordea Bank AB	177,658	2,262,728
Sandvik AB	58,636	923,179
Securitas AB, Class B	18,887	318,557
Skandinaviska Enskilda Banken AB, Class A	85,484	1,034,924
Skanska AB, Class B	19,249	457,085
SKF AB, Class B	28,867	586,184
Svenska Handelsbanken AB, Class A	90,920	1,302,167
Swedbank AB, Class A	53,964	1,317,037
Swedish Match AB	11,349	399,834
Tele2 AB, Class B	13,773	144,337
Telefonaktiebolaget LM Ericsson, Class B (a)	143,370	1,030,849
Telia Co. AB (a)	155,838	718,194
Volvo AB, Class B	90,347	1,540,745

		21,639,417

Common Stocks	Shares	Value
Switzerland — 6.1%
ABB Ltd., Registered Shares	108,893	$2,702,845
Adecco SA, Registered Shares	9,034	688,229
Baloise Holding AG, Registered Shares	3,538	548,035
Barry Callebaut AG, Registered Shares (a)(c)	143	196,842
Cie Financiere Richemont SA, Registered Shares	28,352	2,346,094
Coca-Cola HBC AG (c)	6,500	191,158
Credit Suisse Group AG, Registered Shares (c)	115,712	1,683,724
Dufry AG (c)	2,272	372,859
EMS-Chemie Holding AG, Registered Shares	450	332,284
Geberit AG, Registered Shares	2,134	996,493
Givaudan SA, Registered Shares	471	943,789
Glencore PLC (c)	655,777	2,457,345
Julius Baer Group Ltd. (a)(c)	13,520	714,346
Kuehne & Nagel International AG, Registered Shares	1,945	325,172
LafargeHolcim Ltd. (a)(c)	22,014	1,265,212
Lindt & Spruengli AG (a)	47	272,521
Lindt & Spruengli AG, Registered Shares (a)	6	418,372
Lonza Group AG, Registered Shares (c)	3,907	846,319
Nestle SA, Registered Shares	164,805	14,373,905
Novartis AG, Registered Shares	119,642	9,993,290
Pargesa Holding SA, Bearer Shares	1,995	152,010
Partners Group Holding AG	939	583,035
Roche Holding AG	37,652	9,620,645
Schindler Holding AG, Participation Certificates	2,360	500,350
Schindler Holding AG, Registered Shares	1,556	323,429
SGS SA, Registered Shares	280	678,912
Sika AG, Bearer Shares	131	841,037
Sonova Holding AG, Registered Shares	2,902	472,078
STMicroelectronics NV	23,489	337,761
Swatch Group AG, Bearer Shares	1,402	518,549
Swatch Group AG, Registered Shares	3,602	263,135
Swiss Life Holding AG, Registered Shares (c)	1,676	566,944
Swiss Prime Site AG, Registered Shares (c)	2,244	204,025
Swiss Re AG	18,141	1,662,491
Swisscom AG, Registered Shares (a)	1,536	742,348
UBS Group AG, Registered Shares (c)	185,649	3,157,125
Vifor Pharma AG (a)	2,866	316,572
Zurich Insurance Group AG	8,354	2,438,105

		65,047,385
Taiwan — 3.0%
Acer, Inc. (c)	69,504	36,406
Advanced Semiconductor Engineering, Inc.	382,687	490,509
Advantech Co. Ltd.	22,873	161,924
Asia Cement Corp.	170,233	145,972
Asia Pacific Telecom Co. Ltd. (c)	33,000	11,874
Asustek Computer, Inc.	38,220	360,978
AU Optronics Corp.	1,000	456
Catcher Technology Co. Ltd.	36,000	429,063
Cathay Financial Holding Co. Ltd.	455,935	750,481
Chailease Holding Co. Ltd.	66,795	186,062
Chang Hwa Commercial Bank Ltd.	414,701	237,796
Cheng Shin Rubber Industry Co. Ltd.	436	927
Chicony Electronics Co. Ltd.	15,700	39,771
China Airlines Ltd.	103,687	31,453
China Development Financial Holding Corp.	577,765	167,727
China Life Insurance Co. Ltd.	128,856	128,454
China Steel Corp.	734,638	597,381
Chunghwa Telecom Co. Ltd.	212,000	752,070
Compal Electronics, Inc.	192,000	129,352
CTBC Financial Holding Co. Ltd.	1,030,601	675,524
Delta Electronics, Inc.	67,000	366,513
E.Sun Financial Holding Co. Ltd.	419,061	257,530
Eclat Textile Co. Ltd.	7,160	87,113
Eva Airways Corp.	71,073	35,158
Evergreen Marine Corp. Taiwan Ltd. (c)	83,830	42,542

See Notes to Financial Statements.

30	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Taiwan (continued)
Far Eastern New Century Corp.	210,607	$171,219
Far EasTone Telecommunications Co. Ltd.	95,000	241,963
Feng TAY Enterprise Co. Ltd.	16,150	71,369
First Financial Holding Co. Ltd.	465,604	311,334
Formosa Chemicals & Fibre Corp.	181,360	568,960
Formosa Petrochemical Corp.	74,000	255,215
Formosa Plastics Corp.	152,040	463,200
Formosa Taffeta Co. Ltd.	31,000	31,112
Foxconn Technology Co. Ltd.	43,007	129,713
Fubon Financial Holding Co. Ltd. (c)	405,952	645,997
Giant Manufacturing Co. Ltd.	10,000	57,158
Highwealth Construction Corp.	62,400	103,284
Hiwin Technologies Corp.	11,088	74,792
Hon Hai Precision Industry Co. Ltd.	818,000	3,144,383
Hotai Motor Co. Ltd.	8,000	100,099
HTC Corp. (c)	75,050	178,975
Hua Nan Financial Holdings Co. Ltd.	376,928	218,662
Innolux Corp.	658,494	343,810
Inventec Co. Ltd.	218,470	177,935
Largan Precision Co. Ltd.	5,000	796,073
Lite-On Technology Corp.	99,816	163,840
MediaTek, Inc.	98,255	840,583
Mega Financial Holding Co. Ltd.	660,110	548,754
Merida Industry Co. Ltd.	8,150	43,621
Micro-Star International Co. Ltd.	43,000	99,812
Nan Ya Plastics Corp.	251,790	624,521
Nien Made Enterprise Co. Ltd.	9,000	99,801
Novatek Microelectronics Corp.	23,000	92,874
OBI Pharma, Inc. (c)	9,000	71,404
Pegatron Corp.	105,000	328,462
Phison Electronics Corp.	15,000	185,308
Pou Chen Corp.	92,000	127,222
Powertech Technology, Inc.	70,100	216,241
President Chain Store Corp.	37,000	332,454
Quanta Computer, Inc.	138,000	326,441
Realtek Semiconductor Corp.	23,240	83,590
Ruentex Development Co. Ltd. (c)	47,757	53,826
Ruentex Industries Ltd.	17,521	26,137
Shin Kong Financial Holding Co. Ltd. (c)	292,832	77,891
Siliconware Precision Industries Co.	139,848	225,916
Sino Biopharmaceutical Ltd.	321,000	283,836
SinoPac Financial Holdings Co. Ltd.	518,842	158,566
Standard Foods Corp.	7,060	18,959
Synnex Technology International Corp.	134,500	150,676
TaiMed Biologics, Inc. (c)	15,000	90,985
Taishin Financial Holding Co. Ltd.	321,063	146,111
Taiwan Business Bank	254,176	71,008
Taiwan Cement Corp.	226,000	261,344
Taiwan Cooperative Financial Holding Co. Ltd.	614,121	325,996
Taiwan Fertilizer Co. Ltd.	12,000	15,951
Taiwan Mobile Co. Ltd.	98,800	371,900
Taiwan Semiconductor Manufacturing Co. Ltd.	1,325,000	9,052,683
Teco Electric and Machinery Co. Ltd.	39,000	37,470
Transcend Information, Inc.	29,000	97,163
Uni-President Enterprises Corp.	251,950	504,992
United Microelectronics Corp.	766,000	371,771
Vanguard International Semiconductor Corp.	86,000	169,558
Wistron Corp.	125,642	127,716
WPG Holdings Ltd.	85,270	113,753
Yuanta Financial Holding Co. Ltd.	432,260	190,447
Zhen Ding Technology Holding Ltd.	14,710	34,829

		31,372,701
Thailand — 0.5%
Advanced Info Service PCL — NVDR	31,200	162,913
Airports of Thailand PCL — NVDR	176,800	245,647
Bangkok Bank PCL, Foreign Registered Shares	30,500	176,751

Common Stocks	Shares	Value
Thailand (continued)
Bangkok Dusit Medical Services PCL — NVDR	276,700	$156,317
Banpu PCL — NVDR (a)	227,900	111,285
BEC World PCL — NVDR	16,900	10,447
BTS Group Holdings PCL — NVDR	860,600	215,184
Bumrungrad Hospital PCL — NVDR	22,400	113,038
Central Pattana PCL — NVDR	63,000	128,333
Charoen Pokphand Foods PCL — NVDR	204,000	148,842
CP ALL PCL — NVDR	220,600	407,249
Delta Electronics Thailand PCL — NVDR	20,000	50,967
Energy Absolute PCL — NVDR (a)	45,000	45,669
Glow Energy PCL — NVDR	53,900	124,910
Home Product Center PCL — NVDR	82,832	23,389
Indorama Ventures PCL — NVDR	39,200	43,821
IRPC PCL — NVDR	492,400	77,478
Kasikornbank PCL — NVDR	36,500	213,088
Kasikornbank PCL, Foreign Registered Shares	80,700	473,580
Krung Thai Bank PCL — NVDR	143,775	79,505
Minor International PCL — NVDR	146,680	173,661
PTT Exploration & Production PCL — NVDR	76,522	194,066
PTT Global Chemical PCL — NVDR	57,368	115,611
PTT PCL — NVDR	52,900	575,690
Siam Cement PCL — NVDR	13,000	192,805
Siam Cement PCL, Foreign Registered Shares	14,200	210,584
Siam Commercial Bank PCL — NVDR	57,900	264,713
Thai Oil PCL — NVDR	92,900	215,948
Thai Union Group PCL — NVDR	329,100	204,416
TMB Bank PCL — NVDR	271,500	18,369
True Corp. PCL — NVDR (a)(c)	355,740	64,865

		5,239,141
Turkey — 0.3%
Akbank TAS	114,009	317,562
Anadolu Efes Biracilik Ve Malt Sanayii AS	28,262	175,497
Arcelik AS	20,968	155,266
BIM Birlesik Magazalar AS	8,704	161,377
Coca-Cola Icecek AS	4,750	54,504
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (c)	226,344	189,124
Eregli Demir ve Celik Fabrikalari TAS	51,754	103,674
Ford Otomotiv Sanayi	2,700	32,956
Haci Omer Sabanci Holding AS	32,457	100,821
KOC Holding AS	17,992	82,714
Petkim Petrokimya Holding	56,271	96,930
TAV Havalimanlari Holding AS	2,171	11,643
Tofas Turk Otomobil Fabrikasi AS	4,704	38,636
Tupras Turkiye Petrol Rafinerileri AS	5,076	146,034
Turk Hava Yollari (c)	26,638	60,938
Turk Telekomunikasyon AS (c)	10,009	17,744
Turkcell Iletisim Hizmetleri AS	33,444	110,020
Turkiye Garanti Bankasi AS	133,513	371,614
Turkiye Halk Bankasi	58,372	218,153
Turkiye Is Bankasi, Class C	88,347	187,074
Turkiye Sise ve Cam Fabrikalari AS	42,918	56,110
Turkiye Vakiflar Bankasi Tao, Class D	43,060	79,174
Ulker Biskuvi Sanayi	3,956	24,961
Yapi ve Kredi Bankasi (c)	65,139	83,104

		2,875,630
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	138,930	264,155
Aldar Properties PJSC	334,873	208,978
DP World Ltd.	10,522	220,120
Dubai Islamic Bank PJSC	36,085	55,849
Emaar Malls Group PJSC	81,000	55,457
Emaar Properties PJSC	172,958	364,850
Emirates Telecommunications Group Co. PJSC	97,764	460,473
Mediclinic International PLC	17,716	171,368

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	31

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
United Arab Emirates (continued)
National Bank of Abu Dhabi PJSC	93,208	$266,454

		2,067,704
United Kingdom — 10.8%
3i Group PLC	63,501	746,616
Aberdeen Asset Management PLC	18,007	70,895
Admiral Group PLC	11,495	299,960
Anglo American PLC (c)	79,157	1,057,515
Antofagasta PLC (a)	26,475	276,213
Ashtead Group PLC	28,775	595,430
Associated British Foods PLC	15,586	596,433
AstraZeneca PLC	68,106	4,561,979
Auto Trader Group PLC (d)	57,831	286,342
Aviva PLC	227,430	1,560,025
Babcock International Group PLC	15,027	172,322
BAE Systems PLC	180,695	1,491,687
Barclays PLC	833,958	2,205,629
Barratt Developments PLC	42,917	315,194
Berkeley Group Holdings PLC	8,364	351,702
BHP Billiton PLC	119,689	1,833,719
BP PLC	1,016,298	5,866,246
British American Tobacco PLC	97,251	6,626,963
British Land Co. PLC	59,232	467,610
BT Group PLC	422,884	1,626,090
Bunzl PLC	19,227	573,202
Burberry Group PLC	26,661	576,910
Capita PLC (a)	33,043	297,767
Carnival PLC	11,788	779,464
Centrica PLC	319,782	833,752
Cobham PLC (a)	199,016	335,934
Coca-Cola European Partners PLC	6,565	265,995
Compass Group PLC	92,789	1,958,547
Croda International PLC	7,020	355,510
Diageo PLC	128,285	3,791,045
Direct Line Insurance Group PLC	28,235	130,743
Dixons Carphone PLC	27,531	101,773
easyJet PLC (a)	8,921	158,036
Fiat Chrysler Automobiles NV (c)	55,750	588,975
G4S PLC	93,084	395,879
GKN PLC	101,475	431,023
GlaxoSmithKline PLC	263,658	5,612,553
Hammerson PLC	42,497	317,958
Hargreaves Lansdown PLC	17,892	303,401
Hikma Pharmaceuticals PLC	8,947	171,349
HSBC Holdings PLC	1,043,399	9,684,791
IMI PLC	17,672	275,244
Imperial Brands PLC	47,021	2,112,988
Inmarsat PLC	25,312	253,858
InterContinental Hotels Group PLC	10,717	595,154
Intertek Group PLC	10,248	562,976
Intu Properties PLC (a)	53,493	187,594
Investec PLC	45,329	338,697
ITV PLC	151,643	358,949
J. Sainsbury PLC	100,607	329,997
Johnson Matthey PLC	5,498	205,771
Kingfisher PLC	117,839	461,565
Land Securities Group PLC	41,762	551,369
Legal & General Group PLC	329,570	1,109,002
Lloyds Banking Group PLC	3,766,565	3,245,936
London Stock Exchange Group PLC	18,449	877,572
Marks & Spencer Group PLC	87,368	379,187
Meggitt PLC	42,920	266,694
Merlin Entertainments PLC (a)(d)	60,361	377,852
Mondi PLC	22,706	595,391
National Grid PLC	178,168	2,207,587
Next PLC	9,010	452,517
Old Mutual PLC	291,686	735,888

Common Stocks	Shares	Value
United Kingdom (continued)
Pearson PLC	43,957	$395,785
Persimmon PLC	18,050	527,177
Petrofac Ltd. (a)	1,996	11,477
Provident Financial PLC	7,186	227,916
Prudential PLC	144,348	3,313,328
Randgold Resources Ltd.	2,830	251,122
Reckitt Benckiser Group PLC	36,418	3,691,804
RELX NV	55,838	1,151,200
RELX PLC	54,524	1,178,645
Rio Tinto PLC	65,727	2,783,657
Rolls-Royce Holdings PLC (a)(c)	95,552	1,108,271
Royal Bank of Scotland Group PLC (c)	152,197	491,093
Royal Mail PLC	43,082	236,333
RSA Insurance Group PLC	54,630	438,231
Sage Group PLC	45,514	407,849
Schroders PLC	7,414	299,792
Segro PLC	55,041	350,818
Severn Trent PLC	9,115	259,125
Shire PLC	49,216	2,713,717
Sky PLC	45,101	584,109
Smith & Nephew PLC	36,626	632,476
Smiths Group PLC	22,769	473,411
SSE PLC	63,897	1,209,013
St. James’s Place PLC	15,074	232,343
Standard Chartered PLC (c)	159,169	1,612,096
Standard Life PLC	117,235	609,622
Tate & Lyle PLC	29,549	254,664
Taylor Wimpey PLC	136,947	314,491
Tesco PLC (c)	458,240	1,008,875
Travis Perkins PLC	13,060	247,577
Unilever PLC	70,518	3,816,284
United Utilities Group PLC	37,850	427,848
Vodafone Group PLC	1,389,450	3,945,972
Weir Group PLC	13,734	309,974
Whitbread PLC	13,455	695,345
WM Morrison Supermarkets PLC (a)	75,511	237,168
Wolseley PLC	14,458	887,399
Worldpay Group PLC (d)	117,113	480,211
WPP PLC	63,164	1,330,023

		114,301,206
United States — 0.1%
Yum China Holdings, Inc. (c)	22,537	888,634
Total Common Stocks — 98.8%		1,045,897,604

Preferred Stock
Germany — 0.2%
Volkswagen AG, Preference Shares, 0.00% (a)	10,279	1,570,176
India — 0.0%
Vedanta Ltd., 0.00% (c)(e)	697,720	8,271
Total Preferred Securities — 0.2%		1,578,447

Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 07/17/17) (c)	14,927	11,934
Repsol SA (Expires 06/30/17) (a)(c)	67,622	30,894
Total Rights — 0.0%		42,828
Total Long-Term Investments (Cost — $920,956,007) — 99.0%		1,047,518,879

See Notes to Financial Statements.

32	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (f)(g)(h)	86,965,265	$86,991,355
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (f)(g)	3,186,440	3,186,440
Total Short-Term Securities (Cost — $90,162,545) — 8.5%		90,177,795
Total Investments (Cost — $1,011,118,552) — 107.5%		1,137,696,674
Liabilities in Excess of Other Assets — (7.5)%		(79,510,344)

Net Assets — 100.0%		$1,058,186,330

Notes to Schedule of Investments

(a)	Security, or a portion of the security, is on loan.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	85,655,946	1,309,319	86,965,265	$86,991,355	$285,057	[1]	$3,253	$7,541
BlackRock Cash Funds: Treasury, SL Agency Shares	6,264,403	(3,077,963)	3,186,440	3,186,440	20,055		—	—
Total				$90,177,795	$305,112		$3,253	$7,541

[1] Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrower of securities.

(g)	Current yield as of period end.

(h)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
66	E-Mini MSCI EAFE Index	September 2017	$6,235,680	$4,967
31	MSCI Emerging Markets E-Mini Index	September 2017	$1,562,865	14
24	S&P/TSX 60 Index	September 2017	$822,825	(8,958)
Total				$(3,977)

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	33

Schedule of Investments (continued)	Total International ex U.S. Index Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$4,981	—	—	—	$4,981
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$8,958	—	—	—	$8,958

[1]    Includes cumulative appreciation on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the period ended June 30, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	$1,396,346	—	—	—	$1,396,346
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(4,711)	—	—	—	$(4,711)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,424,427
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$247,150

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$51,222,707	—	$51,222,707
Austria	—	1,718,017	—	1,718,017
Belgium	—	8,181,941	—	8,181,941
Brazil	$16,426,732	—	—	16,426,732
Canada	68,937,083	—	—	68,937,083
Chile	2,861,513	—	—	2,861,513
China	17,232,179	42,434,052	—	59,666,231
Colombia	1,067,658	—	—	1,067,658
Czech Republic	60,281	169,950	—	230,231
Denmark	—	13,069,840	—	13,069,840
Finland	—	7,315,233	—	7,315,233
France	336,530	74,987,210	—	75,323,740
Germany	—	68,214,023	—	68,214,023
Greece	406,223	568,395	—	974,618
Hong Kong	395,290	33,737,157	—	34,132,447
Hungary	—	835,926	—	835,926
India	3,433,914	18,593,954	—	22,027,868
Indonesia	383,331	5,671,049	—	6,054,380
Ireland	1,214,717	4,157,447	—	5,372,164
Israel	2,992,386	1,985,957	—	4,978,343
Italy	—	15,360,012	—	15,360,012

See Notes to Financial Statements.

34	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Schedule of Investments (concluded)	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets (continued):
Japan	$454,793	$170,743,947	—	$171,198,740
Luxembourg	798,717	511,990	—	1,310,707
Malaysia	934,819	5,002,550	—	5,937,369
Malta	—	84,804	—	84,804
Mexico	9,083,869	218,291	—	9,302,160
Netherlands	2,267,194	35,222,765	—	37,489,959
New Zealand	112,473	1,098,846	—	1,211,319
Norway	—	4,655,556	—	4,655,556
Pakistan	176,681	28,867	—	205,548
Peru	830,642	—	—	830,642
Philippines	448,247	2,683,011	—	3,131,258
Poland	308,183	3,090,833	—	3,399,016
Portugal	—	900,058	—	900,058
Qatar	1,260,453	445,368	—	1,705,821
Romania	140,197	—	—	140,197
Russia	379,032	7,502,311	—	7,881,343
Singapore	—	9,579,625	—	9,579,625
South Africa	1,297,759	13,907,774	—	15,205,533
South Korea	808,583	38,211,572	—	39,020,155
Spain	—	25,305,269	—	25,305,269
Sweden	945,644	20,693,773	—	21,639,417
Switzerland	535,656	64,511,729	—	65,047,385
Taiwan	—	31,372,701	—	31,372,701
Thailand	214,863	5,024,278	—	5,239,141
Turkey	—	2,875,630	—	2,875,630
United Arab Emirates	947,047	1,120,657	—	2,067,704
United Kingdom	335,934	113,965,272	—	114,301,206
United States	888,634	—	—	888,634
Preferred Stocks	—	1,570,176	$8,271	1,578,447
Rights	42,828	—	—	42,828
Short-Term Securities	90,177,795	—	—	90,177,795

Total	$229,137,880	$908,550,523	$8,271	$1,137,696,674

Derivative Financial Instruments[1]
Assets:
Equity contracts	$4,981	—	—	$4,981
Liabilities:
Equity contracts	(8,958)	—	—	(8,958)

Total	$(3,977)	—	—	$(3,977)

[1] Derivative financial instruments are futures contracts which are contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	35

Statement of Assets and Liabilities	Total International ex U.S. Index Master Portfolio

June 30, 2017 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $82,005,608) (cost — $920,956,007)	$1,047,518,879
Investments at value — affiliated (cost — $90,162,545)	90,177,795
Cash	20,979
Cash pledged for futures contracts	612,620
Foreign currency at value (cost — $8,774,832)	8,883,103
Receivables:
Investments sold	8,688,954
Dividends — unaffiliated	3,219,287
Securities lending income — affiliated	42,166
Dividends — affiliated	3,808
Variation margin on futures contracts	26,389
Prepaid expenses	578

Total assets	1,159,194,558

Liabilities
Cash collateral on securities loaned at value	86,973,004
Payables:
Withdrawals to investors	13,764,614
Deferred foreign capital gain tax	102,407
Custodian fees	97,749
Investments purchased	29,299
Investment advisory fees	26,301
Variation margin on futures contracts	6,317
Trustees’ fees	6,014
Other accrued expenses	2,523

Total liabilities	101,008,228

Net Assets	$1,058,186,330

Net Assets Consist of
Investors’ capital	$931,581,689
Net unrealized appreciation (depreciation)	126,604,641

Net Assets	$1,058,186,330

See Notes to Financial Statements.

36	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Statement of Operations	Total International ex U.S. Index Master Portfolio

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Dividends — unaffiliated	$21,613,374
Securities lending income — affiliated — net	285,057
Income — affiliated	20,055
Foreign taxes withheld	(2,923,835)

Total investment income	18,994,651

Expenses
Investment advisory	161,606
Accounting services	139,926
Professional	28,814
Trustees	15,045
Printing	355
Miscellaneous	4,220

Total expenses	349,966
Less fees waived by the Manager	(2,276)

Total expenses after fees waived	347,690

Net investment income	18,646,961

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments (net of $6,634 foreign capital gain tax)	(11,909,366)
Investments — affiliated	3,253
Futures contracts	1,396,346
Foreign currency transactions	175,743

(10,334,024)

Net change in unrealized appreciation (depreciation) on:
Investments (net of $102,407 foreign capital gain tax)	142,311,272
Investments — affiliated	7,541
Futures contracts	(4,711)
Foreign currency translations	171,326

142,485,428

Net realized and unrealized gain	132,151,404

Net Increase in Net Assets Resulting from Operations	$150,798,365

See Notes to Financial Statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	37

Statements of Changes in Net Assets	Total International ex U.S. Index Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$18,646,961	$24,882,269
Net realized loss	(10,334,024)	(10,524,235)
Net change in unrealized appreciation (depreciation)	142,485,428	24,106,846

Net increase in net assets resulting from operations	150,798,365	38,464,880

Capital Transactions
Proceeds from contributions	216,486,506	278,639,031
Value of withdrawals	(309,484,562)	(153,354,833)

Net increase (decrease) in net assets derived from capital transactions	(92,998,056)	125,284,198

Net Assets
Total increase in net assets	57,800,309	163,749,078
Beginning of period	1,000,386,021	836,636,943

End of period	$1,058,186,330	$1,000,386,021

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014		2013	2012

Total Return
Total return	15.00%	[1]	4.41%	(5.80)%	(4.68)%		13.96%	16.65%

Ratios to Average Net Assets
Total expenses	0.06%	[2]	0.08%	0.08%	0.15%	[3]	0.25%	0.42%

Total expenses after fees waived	0.06%	[2]	0.08%	0.07%	0.12%	[3]	0.24%	0.32%

Net investment income	3.46%	[2]	2.90%	2.71%	3.08%	[3]	2.60%	2.23%

Supplemental Data
Net assets, end of period (000)	$1,058,186		$1,000,386	$836,637	$591,197		$556,443	$381,056

Portfolio turnover rate	7%		15%	6%	49%		36%	42%

[1]	Aggregate total return.

[2]	Annualized.

[3]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

38	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (Unaudited)	Total International ex U.S. Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	39

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair

40	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
BNP Paribas Securities Corp.	$597,589	$(29,458)	$568,131
Citigroup Global Markets, Inc	245,981	(245,981)	—
Credit Suisse Securities (USA) LLC	264,114	(264,114)	—
Deutsche Bank AG	38,345	(38,345)	—
Deutsche Bank Securities, Inc.	607,832	(607,832)	—
Goldman Sachs & Co	18,423,833	(18,423,833)	—
JP Morgan Securities LLC.	1,265,860	(1,265,860)	—
JP Morgan Securities PLC	58,288	(58,288)	—

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	41

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$2,236,119	$(2,236,119)	—
Morgan Stanley	17,404,148	(17,404,148)	—
Nomura Securities International, Inc.	305,455	(305,455)	—
SG Americas Securities LLC.	2,950,686	(2,950,686)	—
State Street Bank & Trust Co.	37,107,742	(37,107,742)	—
UBS AG.	499,616	(499,616)	—

Total	$82,005,608	$(81,437,477)	$568,131

[1]

Collateral with a value of $86,973,004 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

[2]

The market value of the loaned securities is determined as of June 30, 2017. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

BAL is not entitled to compensation for providing administrative service to the Master Portfolio, for so long as BAL is entitled to compensation for providing administrative service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

42	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Expense Limitations, Waivers and Reimbursements: With respect to the Master Portfolio, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Master Portfolio’s business in order to limit expenses of certain feeder funds which invest their assets in the Master Portfolio.

The Manager has agreed not to reduce or discontinue this contractual expense limitation through April 30, 2018, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended June 30, 2017, the amount waived was $2,276.

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective April 28, 2017, the waiver became contractual through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2017, there were no fees waived by the Manager.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”). The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio shown as securities lending income — affiliated – net in the Statement of Operations. For the six months ended June 30, 2017, the Master Portfolio paid BTC $71,348 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	43

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2017, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$316,388	$25,855,129	$(1,404,870)

7. Purchases and Sales:

For the six months ended June 30, 2017, purchases and sales of investments and excluding short-term securities, were $70,934,270 and $139,903,830, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,015,591,532

Gross unrealized appreciation	$173,867,862
Gross unrealized depreciation	(51,762,720)

Net unrealized appreciation	$122,105,142

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2017, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

44	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	Total International ex U.S. Index Master Portfolio

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

With futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	45

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares MSCI Total International Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1, as well

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

46	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (continued)

as the performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2018. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	47

Disclosure of Investment Advisory Agreement (continued)

independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category and the performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for all periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s/Portfolio’s contractual management fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual management rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s/Portfolio’s actual management fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the Master Portfolio or the Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s/Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Portfolio’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis. The Board noted that BlackRock proposed, and the Board agreed to, a lower contractual expense cap on the Portfolio on a class-by-class basis. This expense cap reduction was implemented on October 5, 2016.

48	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	49

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

50	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017	51

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

52	iSHARES MSCI TOTAL INTERNATIONAL INDEX FUND	JUNE 30, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TIEXUS-6/17-SAR

JUNE 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)	`

iShares Russell 1000 Large-Cap Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. For its part, the European Central Bank also began to signal its intent to wind down asset purchases and begin the long move toward policy normalization, contingent upon further improvement in economic growth.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the outlook for economic growth have kept markets relatively tranquil.

In the fifth edition of our Global Investor Pulse Survey, we heard from 28,000 individuals across 18 countries, including more than 4,000 respondents from the United States. While retirement remains the single most important issue for American investors, only a third of respondents feel confident that they will have enough retirement income, and nearly 40% of respondents have yet to begin saving for retirement. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.34%	17.90%
U.S. small cap equities (Russell 2000® Index)	4.99	24.60
International equities (MSCI Europe, Australasia, Far East Index)	13.81	20.27
Emerging market equities (MSCI Emerging Markets Index)	18.43	23.75
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.31	0.49
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.08	(5.58)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.27	(0.31)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.26	(0.28)
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.92	12.69
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	3

Fund Summary as of June 30, 2017

Investment Objective

iShares Russell 1000 Large-Cap Index Fund’s (the “Fund”) investment objective is to match the performance of the Russell 1000® Index as closely as possible before the deduction of Fund expenses.

On February 24, 2017, the Board approved a proposal to change the name of BlackRock Large Cap Index Fund to iShares Russell 1000 Large-Cap Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2017, the Fund’s Institutional Shares returned 9.17%, Investor A Shares returned 9.05%, and Class K Shares returned 9.24%. The benchmark Russell 1000® Index returned 9.27% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•

The reflation trade in the United States continued to gain steam in the first quarter of the year. Macro data highlighted continued economic growth and a strengthening labor market, which supported the Fed’s decision to increase the federal funds rate by 25 basis points (0.25%) in March, marking the second rate hike in the past six months. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

•

Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the first quarter saw some profit taking as investor optimism waned after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities finished the quarter strong and the 10-year Treasury yield added 31 basis points in the quarter.

•

Political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment. The largest single day fall of the S&P 500® Index in the second quarter came in the wake of the House Oversight Committee’s request for all documents from the meetings between President Trump and FBI Director Comey on May 17.

•

Although the Fed continued their monetary policy normalization, the yield on the 10-year U.S. Treasury compressed by nine basis points to 2.31% in the second quarter. The Fed increased the federal funds rate by 25 basis points at the June meeting to between 1% and 1.25%, citing strength in the labor market and business spending, despite relatively weak inflation trends throughout the quarter.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 1000® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio will be substantially invested in securities in the Russell 1000® Index and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000® Index.

[3]

An index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended June 30, 2017

	6-Month Total Returns	Average Annual Total Returns[5]
		1 Year	5 Years	Since Inception[6]
Institutional	9.17%	17.88%	14.54%	12.22%
Investor A	9.05	17.56	14.18	11.89
Class K	9.24	17.92	14.51	12.21
Russell 1000® Index	9.27	18.03	14.67	12.36

[5]	See “About Fund Performance” on Page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on March 31, 2011.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[7]	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,091.70	$0.67	$1,000.00	$1,024.15	$0.65	0.13%
Investor A	$1,000.00	$1,090.50	$1.97	$1,000.00	$1,022.91	$1.91	0.38%
Class K	$1,000.00	$1,092.40	$0.42	$1,000.00	$1,024.40	$0.40	0.08%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	5

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2017 and held through June 30, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Statement of Assets and Liabilities	iShares Russell 1000 Large-Cap Index Fund

June 30, 2017 (Unaudited)

Assets
Investments at value — Master Portfolio (cost — $192,959,169)	$231,736,092
Receivables:
Capital shares sold	647,400
From the Administrator	4,369
Prepaid expenses	44,626

Total assets	232,432,487

Liabilities
Payables:
Capital shares redeemed	394,039
Income dividends	290,338
Contributions to the Master Portfolio	253,361
Service fees	15,124
Administration fees	1,958
Other accrued expenses	56,990

Total liabilities	1,011,810

Net Assets	$231,420,677

Net Assets Consist of
Paid-in capital	$174,985,563
Undistributed net investment loss	(151,764)
Accumulated net realized gain allocated from the Master Portfolio	17,809,955
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	38,776,923

Net Assets	$231,420,677

Net Asset Value
Institutional — Based on net assets of $26,821,193 and 1,643,427 shares outstanding, unlimited number of shares authorized, no par value	$16.32

Investor A — Based on net assets of $70,058,619 and 4,317,117 shares outstanding, unlimited number of shares authorized, no par value	$16.23

Class K — Based on net assets of $134,540,865 and 8,274,199 shares outstanding, unlimited number of shares authorized, no par value	$16.26

See Notes to Financial Statements.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	7

Statement of Operations	iShares Russell 1000 Large-Cap Index Fund

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$1,729,083
Dividends — affiliated	23,850
Securities lending income — affiliated — net	22,466
Foreign taxes withheld	(351)
Expenses	(34,219)
Fees waived	1,179

Total investment income	1,742,008

Fund Expenses
Service and distribution — class specific	46,506
Registration	23,424
Professional	19,843
Transfer agent — class specific	16,096
Administration	9,431
Printing	8,591
Recoupment of past waived fees — class specific	2,003
Officer and Trustees’	16
Miscellaneous	4,247

Total expenses	130,157
Less:
Fees waived by the Administrator	(8,677)
Transfer agent fees waived — class specific	(3,413)
Other expenses reimbursed by the Administrator	(13,737)

Total expenses after fees waived	104,330

Net investment income	1,637,678

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized gain from investments and futures contracts	132,909
Net change in unrealized appreciation/depreciation on investments and futures contracts	14,546,794

Net realized and unrealized gain	14,679,703

Net Increase in Net Assets Resulting from Operations	$16,317,381

See Notes to Financial Statements.

8	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Statements of Changes in Net Assets	iShares Russell 1000 Large-Cap Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$1,637,678	$3,285,156
Net realized gain	132,909	2,821,304
Net change in unrealized appreciation (depreciation)	14,546,794	20,495,722

Net increase in net assets resulting from operations	16,317,381	26,602,182

Distributions to Shareholders[1]
From net investment income:
Institutional	(207,865)	(1,114,048)
Investor A	(334,732)	(355,715)
Class K	(1,085,631)	(1,854,469)

From net realized gain:
Institutional	—	(663,823)
Investor A	—	(580,368)
Class K	—	(2,456,195)

Decrease in net assets resulting from distributions to shareholders	(1,628,228)	(7,024,618)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	51,105,027	47,588,252

Net Assets
Total increase in net assets	65,794,180	67,165,816
Beginning of period	165,626,497	98,460,681

End of period	$231,420,677	$165,626,497

Undistributed net investment loss and distributions in excess of net investment income, end of period	$(151,764)	$(161,214)

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	9

Financial Highlights	iShares Russell 1000 Large-Cap Index Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$15.07		$14.08		$14.72	$13.49	$10.62		$9.40

Net investment income[1]	0.14		0.31		0.28	0.26	0.23		0.21
Net realized and unrealized gain (loss)	1.24		1.35		(0.16)	1.49	3.26		1.33

Net increase from investment operations	1.38		1.66		0.12	1.75	3.49		1.54

Distributions:[2]
From net investment income	(0.13)		(0.29)		(0.29)	(0.25)	(0.23)		(0.21)
From net realized gain	—		(0.38)		(0.47)	(0.27)	(0.39)		(0.11)

Total distributions	(0.13)		(0.67)		(0.76)	(0.52)	(0.62)		(0.32)

Net asset value, end of period	$16.32		$15.07		$14.08	$14.72	$13.49		$10.62

Total Return[3]
Based on net asset value	9.17%	[4]	11.92%		0.82%	13.07%	33.09%		16.42%

Ratios to Average Net Assets[5]
Total expenses	0.16%	[6]	0.13%	[7]	0.27% [8]	0.59%	0.56%	[9]	0.65%	[8]

Total expenses after fees waived and/or reimbursed	0.13%	[6]	0.09%	[7]	0.13% [8]	0.16%	0.23%	[9]	0.23%	[8]

Net investment income	1.77%	[6]	2.14%	[7]	1.93% [8]	1.81%	1.80%	[9]	2.07%	[8]

Supplemental Data
Net assets, end of period (000)	$26,821		$18,964		$3,431	$363	$183		$28

Portfolio turnover rate of the Master Portfolio	6%		13%		6%	6%	14%		16%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ending December 31, 2013.

See Notes to Financial Statements.

10	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Financial Highlights (continued)	iShares Russell 1000 Large-Cap Index Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$14.99		$14.01		$14.65	$13.43	$10.61		$9.39

Net investment income[1]	0.11		0.25		0.24	0.22	0.19		0.19
Net realized and unrealized gain (loss)	1.25		1.36		(0.16)	1.49	3.22		1.33

Net increase from investment operations	1.36		1.61		0.08	1.71	3.41		1.52

Distributions:[2]
From net investment income	(0.12)		(0.25)		(0.25)	(0.22)	(0.20)		(0.19)
From net realized gain	—		(0.38)		(0.47)	(0.27)	(0.39)		(0.11)

Total distributions	(0.12)		(0.63)		(0.72)	(0.49)	(0.59)		(0.30)

Net asset value, end of period	$16.23		$14.99		$14.01	$14.65	$13.43		$10.61

Total Return[3]
Based on net asset value	9.05%	[4]	11.61%		0.56%	12.79%	32.35%		16.18%

Ratios to Average Net Assets[5]
Total expenses	0.41%	[6]	0.48%	[7]	0.54% [8]	0.57%	0.66%	[9]	0.83%	[8]

Total expenses after fees waived and/or reimbursed	0.38%	[6]	0.38%	[7]	0.39% [8]	0.41%	0.48%	[9]	0.45%	[8]

Net investment income	1.43%	[6]	1.76%	[7]	1.62% [8]	1.56%	1.56%	[9]	1.83%	[8]

Supplemental Data
Net assets, end of period (000)	$70,059		$23,939		$17,397	$17,507	$6,454		$2,310

Portfolio turnover rate of the Master Portfolio	6%		13%		6%	6%	14%		16%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ending December 31, 2013.

See Notes to Financial Statements.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	11

Financial Highlights (concluded)	iShares Russell 1000 Large-Cap Index Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$15.01		$14.03		$14.67	$13.44	$10.61		$9.40

Net investment income[1]	0.14		0.30		0.28	0.26	0.23		0.22
Net realized and unrealized gain (loss)	1.24		1.36		(0.15)	1.50	3.22		1.32

Net increase from investment operations	1.38		1.66		0.13	1.76	3.45		1.54

Distributions:[2]
From net investment income	(0.13)		(0.30)		(0.30)	(0.27)	(0.23)		(0.22)
From net realized gain	—		(0.38)		(0.47)	(0.26)	(0.39)		(0.11)

Total distributions	(0.13)		(0.68)		(0.77)	(0.53)	(0.62)		(0.33)

Net asset value, end of period	$16.26		$15.01		$14.03	$14.67	$13.44		$10.61

Total Return[3]
Based on net asset value	9.24%	[4]	11.92%		0.86%	13.17%	32.80%		16.37%

Ratios to Average Net Assets[5]
Total expenses	0.11%	[6]	0.12%	[7]	0.19% [8]	0.24%	0.33%	[9]	0.52%	[8]

Total expenses after fees waived and/or reimbursed	0.08%	[6]	0.08%	[7]	0.09% [8]	0.12%	0.18%	[9]	0.18%	[8]

Net investment income	1.82%	[6]	2.06%	[7]	1.91% [8]	1.83%	1.85%	[9]	2.11%	[8]

Supplemental Data
Net assets, end of period (000)	$134,541		$122,724		$77,632	$70,348	$6,746		$56,654

Portfolio turnover rate of the Master Portfolio	6%		13%		6%	6%	14%		16%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ending December 31, 2013.

See Notes to Financial Statements.

12	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (Unaudited)	iShares Russell 1000 Large-Cap Index Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. iShares Russell 1000 Large-Cap Index Fund (formerly known as BlackRock Large Cap Index Fund) (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2017, the percentage of the Master Portfolio owned by the Fund was 4.3%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a sales charge. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and the Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	13

Notes to Financial Statements (continued)	iShares Russell 1000 Large-Cap Index Fund

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares. These amounts are shown as service and distribution — class specific in the Statement of Operations.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

Transfer Agent: The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended June 30, 2017, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$183	$774	$93	$1,050

For the six months ended June 30, 2017, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Class K	Total
$6,394	$9,513	$189	$16,096

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, BAL contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K
0.13%	0.38%	0.08%

These amounts waived and/or reimbursed are included in fees waived by the Administrator and other expenses reimbursed by the Administrator and transfer agent fees waived — class specific, respectively, in the Statement of Operations.

The Administrator has agreed not to reduce or discontinue these contractual expense limitations through April 30, 2018, unless approved by the Board, including a majority of the independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund.

For the six months ended June 30, 2017, the class specific transfer agent fees waived and/or reimbursed by each class of the Fund were as follows:

Institutional	Investor A	Class K	Total
$911	$2,316	$186	$3,413

With respect to the contractual expense caps, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Administrator, are less than the expense cap for that share class, the Administrator is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	BAL or an affiliate continues to serve as the Fund’s investment adviser or administrator.

14	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	iShares Russell 1000 Large-Cap Index Fund

In the event the expense cap for a share class is changed subsequent to a fiscal year in which BAL becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse BAL shall be calculated by reference to the expense cap for that share class in effect at the time BAL became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the six months ended June 30, 2017, BAL recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:

Institutional	Investor A	Class K
$501	$1,502	$—

On June 30, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring December 31,	2017	2018	2019
Fund Level	$95,615	$63,167	$22,414
Institutional	$351	$1,376	$911
Investor A	$8,327	$11,132	$2,316
Class K	$—	$135	$186

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Institutional
Shares sold	732,200	$11,528,702	7,841,863	$105,033,185
Shares issued in reinvestment of distributions	12,909	207,715	121,458	1,777,334
Shares redeemed	(360,222)	(5,747,261)	(6,948,515)	(103,217,765)

Net increase	384,887	$5,989,156	1,014,806	$3,592,754

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	15

Notes to Financial Statements (concluded)	iShares Russell 1000 Large-Cap Index Fund

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Investor A
Shares sold	3,442,088	$55,228,175	645,111	$9,305,027
Shares issued in reinvestment of distributions	20,799	334,662	62,764	934,833
Shares redeemed	(742,710)	(12,046,067)	(352,647)	(5,053,491)

Net increase	2,720,177	$43,516,770	355,228	$5,186,369

Class K
Shares sold	936,023	$14,824,859	3,193,953	$46,717,150
Shares issued in reinvestment of distributions	45,605	735,027	289,647	4,310,663
Shares redeemed	(881,983)	(13,960,785)	(842,604)	(12,218,684)

Net increase	99,645	$1,599,101	2,640,996	$38,809,129

Total Net Increase	3,204,709	$51,105,027	4,011,030	$47,588,252

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Master Portfolio Information	Large Cap Index Master Portfolio

As of Period End

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	3%
Microsoft Corp.	2
Amazon.com, Inc.	2
Johnson & Johnson	2
Facebook, Inc.	1
Exxon Mobil Corp.	1
Berkshire Hathaway, Inc.	1
JPMorgan Chase & Co.	1
Alphabet, Inc. - Class A	1
Alphabet, Inc. - Class C	1

Sector Allocation	Percent of Net Assets
Information Technology	22%
Financials	15
Health Care	14
Consumer Discretionary	12
Industrials	10
Consumer Staples	8
Energy	6
Real Estate	4
Materials	3
Utilities	3
Telecommunication Services	2
Investment Companies	— [1]
Short-Term Securities	8
Liabilities in Excess of Other Assets	(7)

[1]	Represents less than 1% of Net Assets.

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	17

Schedule of Investments June 30, 2017 (Unaudited)	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Arconic, Inc.	89,826	$2,034,559
Boeing Co.	130,935	25,892,396
General Dynamics Corp.	59,768	11,840,041
HEICO Corp. (a)	5,233	375,939
HEICO Corp., Class A	11,069	686,831
Hexcel Corp. (a)	21,489	1,134,404
Huntington Ingalls Industries, Inc.	10,654	1,983,349
L3 Technologies, Inc. (a)	17,799	2,973,857
Lockheed Martin Corp.	57,667	16,008,936
Northrop Grumman Corp.	36,960	9,488,002
Orbital ATK, Inc.	13,195	1,297,860
Raytheon Co.	67,190	10,849,841
Rockwell Collins, Inc.	37,682	3,959,625
Spirit Aerosystems Holdings, Inc., Class A	27,738	1,607,140
Teledyne Technologies, Inc. (b)	8,005	1,021,838
Textron, Inc.	62,112	2,925,475
TransDigm Group, Inc. (a)	11,118	2,989,297
United Technologies Corp.	171,804	20,978,986

		118,048,376
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc. (a)	32,215	2,212,526
Expeditors International of Washington, Inc.	41,310	2,333,189
FedEx Corp.	56,972	12,381,725
United Parcel Service, Inc., Class B	158,807	17,562,466
XPO Logistics, Inc. (b)	25,366	1,639,404

		36,129,310
Airlines — 0.6%
Alaska Air Group, Inc. (a)	27,562	2,473,965
American Airlines Group, Inc. (a)	102,493	5,157,448
Copa Holdings SA, Class A (a)	7,397	865,449
Delta Air Lines, Inc. (a)	155,499	8,356,516
JetBlue Airways Corp. (b)	76,656	1,750,057
Southwest Airlines Co.	129,194	8,028,115
Spirit Airlines, Inc. (b)	15,066	778,159
United Continental Holdings, Inc. (b)	64,665	4,866,041

		32,275,750
Auto Components — 0.5%
Adient PLC	20,856	1,363,565
Allison Transmission Holdings, Inc.	31,026	1,163,785
BorgWarner, Inc. (a)	48,908	2,071,743
Delphi Automotive PLC	62,009	5,435,089
Gentex Corp. (a)	64,899	1,231,134
Goodyear Tire & Rubber Co. (a)	58,333	2,039,322
Johnson Controls International PLC (a)	215,445	9,341,695
Lear Corp.	15,855	2,252,678
Visteon Corp. (b)	7,107	725,341

		25,624,352
Automobiles — 0.7%
Ford Motor Co.	897,572	10,043,831
General Motors Co.	315,018	11,003,579
Harley-Davidson, Inc. (a)	39,799	2,149,942
Tesla, Inc. (a)(b)	29,898	10,811,416
Thor Industries, Inc. (a)	11,380	1,189,437

		35,198,205
Banks — 6.2%
Associated Banc-Corp	33,008	831,802
Bank of America Corp.	2,293,442	55,638,903

Common Stocks	Shares	Value
Banks (continued)
Bank of Hawaii Corp. (a)	9,732	$807,464
Bank of the Ozarks, Inc.	26,227	1,229,259
BankUnited, Inc.	23,304	785,578
BB&T Corp. (a)	186,433	8,465,922
BOK Financial Corp. (a)	5,525	464,818
CIT Group, Inc.	46,178	2,248,869
Citigroup, Inc.	634,360	42,425,997
Citizens Financial Group, Inc.	115,989	4,138,487
Comerica, Inc.	41,020	3,004,305
Commerce Bancshares, Inc. (a)	20,720	1,177,518
Cullen/Frost Bankers, Inc. (a)	13,077	1,228,061
East West Bancorp, Inc.	33,025	1,934,604
Fifth Third Bancorp	172,368	4,474,673
First Hawaiian, Inc.	12,201	373,595
First Horizon National Corp. (a)	55,885	973,517
First Republic Bank	35,937	3,597,294
FNB Corp. (a)	73,768	1,044,555
Huntington Bancshares, Inc.	248,049	3,353,622
JPMorgan Chase & Co.	814,406	74,436,708
KeyCorp	250,404	4,692,571
M&T Bank Corp.	33,385	5,406,701
PacWest Bancorp (a)	28,096	1,312,083
Pinnacle Financial Partners, Inc.	16,682	1,047,630
PNC Financial Services Group, Inc. (c)	111,375	13,907,396
Popular, Inc.	22,187	925,420
Prosperity Bancshares, Inc.	15,236	978,761
Regions Financial Corp. (a)	276,466	4,047,462
Signature Bank (b)	12,413	1,781,638
SunTrust Banks, Inc.	111,185	6,306,413
SVB Financial Group (b)	12,050	2,118,269
Synovus Financial Corp. (a)	26,815	1,186,296
TCF Financial Corp.	33,829	539,234
U.S. Bancorp	364,378	18,918,506
Webster Financial Corp.	21,035	1,098,448
Wells Fargo & Co.	1,034,796	57,338,046
Western Alliance Bancorp (b)	22,381	1,101,145
Zions Bancorporation	46,047	2,021,924

		337,363,494
Beverages — 1.8%
Brown-Forman Corp., Class A (a)	11,708	577,204
Brown-Forman Corp., Class B (a)	40,553	1,970,876
Coca-Cola Co. (a)	884,725	39,679,916
Constellation Brands, Inc., Class A	36,957	7,159,680
Dr. Pepper Snapple Group, Inc.	42,569	3,878,462
Molson Coors Brewing Co., Class B	40,133	3,465,083
Monster Beverage Corp. (b)	95,827	4,760,685
PepsiCo, Inc.	328,941	37,989,396

		99,481,302
Biotechnology — 2.9%
AbbVie, Inc.	366,692	26,588,837
ACADIA Pharmaceuticals, Inc. (a)(b)	23,496	655,303
Agios Pharmaceuticals, Inc. (a)(b)	9,533	490,473
Alexion Pharmaceuticals, Inc. (b)	50,071	6,092,138
Alkermes PLC (b)	34,978	2,027,675
Alnylam Pharmaceuticals, Inc. (a)(b)	17,305	1,380,247
Amgen, Inc.	169,372	29,170,939
Biogen, Inc. (b)	48,805	13,243,725
BioMarin Pharmaceutical, Inc. (b)	39,728	3,608,097
Bioverativ, Inc. (b)	24,203	1,456,294
Celgene Corp. (b)	178,353	23,162,704

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

18	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Biotechnology (continued)
Exelixis, Inc. (b)	66,360	$1,634,447
Gilead Sciences, Inc.	299,461	21,195,850
Incyte Corp. (b)	38,726	4,875,991
Intercept Pharmaceuticals, Inc. (a)(b)	4,109	497,477
Intrexon Corp. (a)(b)	13,512	325,504
Ionis Pharmaceuticals, Inc. (a)(b)	28,741	1,462,055
Juno Therapeutics, Inc. (a)(b)	16,514	493,603
Neurocrine Biosciences, Inc. (b)	20,215	929,890
OPKO Health, Inc. (a)(b)	76,157	501,113
Regeneron Pharmaceuticals, Inc. (b)	18,020	8,850,343
Seattle Genetics, Inc. (a)(b)	22,756	1,177,395
TESARO, Inc. (b)	8,523	1,192,027
United Therapeutics Corp. (b)	10,401	1,349,322
Vertex Pharmaceuticals, Inc. (b)	57,193	7,370,462

		159,731,911
Building Products — 0.2%
Allegion PLC	21,715	1,761,521
AO Smith Corp.	33,308	1,876,240
Armstrong World Industries, Inc. (a)(b)	11,321	520,766
Fortune Brands Home & Security, Inc. (a)	35,268	2,300,884
Lennox International, Inc. (a)	9,116	1,674,062
Masco Corp.	73,392	2,804,308
Owens Corning	25,047	1,676,145
USG Corp. (a)(b)	18,774	544,822

		13,158,748
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	13,374	2,218,212
Ameriprise Financial, Inc.	35,021	4,457,823
Bank of New York Mellon Corp.	232,046	11,838,987
BGC Partners, Inc., Class A (a)	52,529	663,966
BlackRock, Inc. (c)	28,619	12,088,952
Charles Schwab Corp.	272,638	11,712,528
CME Group, Inc.	77,979	9,766,090
E*Trade Financial Corp. (b)	61,955	2,356,149
Eaton Vance Corp. (a)	25,457	1,204,625
Federated Investors, Inc., Class B (a)	13,944	393,918
Franklin Resources, Inc. (a)	76,900	3,444,351
Goldman Sachs Group, Inc.	84,502	18,750,994
Invesco Ltd.	93,812	3,301,244
Lazard Ltd., Class A	26,697	1,236,872
Legg Mason, Inc. (a)	19,842	757,171
LPL Financial Holdings, Inc. (a)	21,345	906,309
Morgan Stanley	303,879	13,540,848
Northern Trust Corp.	48,056	4,671,524
Raymond James Financial, Inc.	29,533	2,369,137
SEI Investments Co.	30,761	1,654,326
State Street Corp.	86,153	7,730,509
T. Rowe Price Group, Inc. (a)	53,999	4,007,266
TD Ameritrade Holding Corp. (a)	58,324	2,507,349

		121,579,150
Chemicals — 2.2%
Air Products & Chemicals, Inc.	49,192	7,037,407
Albemarle Corp.	25,354	2,675,861
Ashland Global Holdings, Inc.	14,760	972,832
Axalta Coating Systems Ltd. (b)	48,821	1,564,225
Cabot Corp.	13,762	735,304
Celanese Corp., Series A	32,133	3,050,707
CF Industries Holdings, Inc. (a)	54,911	1,535,312
Chemours Co.	42,440	1,609,325
Dow Chemical Co.	281,066	17,726,833
E.I. du Pont de Nemours & Co.	199,871	16,131,588
Eastman Chemical Co.	33,471	2,811,229
Ecolab, Inc.	58,785	7,803,709
FMC Corp. (a)	30,732	2,244,973

Common Stocks	Shares	Value
Chemicals (continued)
Huntsman Corp.	45,634	$1,179,183
International Flavors & Fragrances, Inc.	18,221	2,459,835
LyondellBasell Industries NV, Class A	76,111	6,423,007
Monsanto Co.	100,932	11,946,311
Mosaic Co.	81,635	1,863,727
NewMarket Corp. (a)	1,627	749,201
Olin Corp.	37,870	1,146,704
Platform Specialty Products Corp. (b)	52,016	659,563
PPG Industries, Inc.	58,639	6,447,944
Praxair, Inc. (a)	65,709	8,709,728
RPM International, Inc.	30,120	1,643,046
Scotts Miracle-Gro Co., Class A (a)	10,424	932,531
Sherwin-Williams Co.	18,847	6,614,543
Valvoline, Inc. (a)	46,986	1,114,508
Versum Materials, Inc.	23,588	766,610
Westlake Chemical Corp. (a)	8,738	578,543
WR Grace & Co.	16,144	1,162,529

		120,296,818
Commercial Services & Supplies — 0.4%
Cintas Corp.	19,752	2,489,542
Clean Harbors, Inc. (b)	12,746	711,609
Copart, Inc. (b)	46,377	1,474,325
Iron Mountain, Inc.	60,301	2,071,942
KAR Auction Services, Inc.	31,756	1,332,799
Pitney Bowes, Inc. (a)	40,670	614,117
Republic Services, Inc.	52,841	3,367,557
Rollins, Inc. (a)	23,010	936,737
Stericycle, Inc. (b)	18,977	1,448,325
Waste Management, Inc.	101,730	7,461,896

		21,908,849
Communications Equipment — 1.0%
Arista Networks, Inc. (a)(b)	12,156	1,820,847
ARRIS International PLC (b)	42,398	1,187,992
Brocade Communications Systems, Inc.	93,238	1,175,731
Cisco Systems, Inc.	1,154,258	36,128,275
CommScope Holding Co., Inc. (b)	43,853	1,667,730
EchoStar Corp., Class A (b)	11,553	701,267
F5 Networks, Inc. (b)	15,336	1,948,592
Harris Corp.	28,007	3,055,004
Juniper Networks, Inc.	85,919	2,395,422
Motorola Solutions, Inc.	37,923	3,289,441
Palo Alto Networks, Inc. (b)	20,396	2,729,189

		56,099,490
Construction & Engineering — 0.1%
AECOM (b)	37,076	1,198,667
Fluor Corp. (a)	30,921	1,415,563
Jacobs Engineering Group, Inc.	27,823	1,513,293
Quanta Services, Inc. (b)	34,512	1,136,135

		5,263,658
Construction Materials — 0.1%
Eagle Materials, Inc.	10,774	995,733
Martin Marietta Materials, Inc.	14,354	3,194,913
Vulcan Materials Co.	30,175	3,822,569

		8,013,215
Consumer Finance — 0.7%
Ally Financial, Inc. (a)	103,231	2,157,528
American Express Co.	171,023	14,406,977
Capital One Financial Corp.	111,222	9,189,162
Credit Acceptance Corp. (a)(b)	2,568	660,336
Discover Financial Services	86,535	5,381,612
Navient Corp.	66,327	1,104,345
OneMain Holdings, Inc. (a)(b)	14,731	362,235
Santander Consumer USA Holdings, Inc. (b)	33,932	432,972

See Notes to Financial Statements.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	19

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Consumer Finance (continued)
SLM Corp. (b)	94,482	$1,086,543
Synchrony Financial	186,820	5,570,972

		40,352,682
Containers & Packaging — 0.4%
Aptargroup, Inc.	13,716	1,191,372
Ardagh Group SA	4,861	109,907
Avery Dennison Corp.	20,405	1,803,190
Ball Corp. (a)	79,345	3,349,152
Bemis Co., Inc.	21,649	1,001,266
Berry Global Group, Inc. (b)	30,123	1,717,312
Crown Holdings, Inc. (b)	30,148	1,798,630
Graphic Packaging Holding Co.	68,722	946,989
Owens-Illinois, Inc. (b)	37,944	907,621
Packaging Corp. of America	21,459	2,390,318
Sealed Air Corp.	44,742	2,002,652
Silgan Holdings, Inc.	15,996	508,353
Sonoco Products Co.	22,833	1,174,073
WestRock Co.	57,086	3,234,493

		22,135,328
Distributors — 0.1%
Genuine Parts Co. (a)	33,041	3,064,883
LKQ Corp. (b)	70,527	2,323,865
Pool Corp.	9,606	1,129,377

		6,518,125
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. (b)	11,611	896,485
Graham Holdings Co., Class B	934	560,073
H&R Block, Inc.	48,758	1,507,110
Service Corp. International	42,228	1,412,526
ServiceMaster Global Holdings, Inc. (b)	31,493	1,234,211

		5,610,405
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (b)	443,009	75,032,434
CBOE Holdings, Inc. (a)	25,355	2,317,447
FactSet Research Systems, Inc. (a)	8,621	1,432,638
Interactive Brokers Group, Inc., Class A (a)	13,927	521,148
Intercontinental Exchange, Inc.	135,353	8,922,470
Leucadia National Corp.	75,733	1,981,175
MarketAxess Holdings, Inc.	8,545	1,718,399
Moody’s Corp.	37,974	4,620,676
Morningstar, Inc. (a)	4,190	328,245
MSCI, Inc.	20,421	2,103,159
Nasdaq, Inc.	26,193	1,872,538
S&P Global, Inc.	59,028	8,617,498
Voya Financial, Inc.	42,681	1,574,502

		111,042,329
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,416,750	53,453,977
CenturyLink, Inc. (a)	124,191	2,965,681
Level 3 Communications, Inc. (b)	67,902	4,026,589
SBA Communications Corp. (b)	27,600	3,723,240
Verizon Communications, Inc.	940,480	42,001,837
Zayo Group Holdings, Inc. (b)	43,604	1,347,364

		107,518,688
Electric Utilities — 1.7%
American Electric Power Co., Inc.	113,374	7,876,092
Avangrid, Inc. (a)	10,323	455,760
Duke Energy Corp.	161,306	13,483,569
Edison International	72,580	5,675,030
Entergy Corp.	41,289	3,169,757
Eversource Energy	72,906	4,426,123
Exelon Corp.	213,035	7,684,172

Common Stocks	Shares	Value
Electric Utilities (continued)
FirstEnergy Corp.	102,123	$2,977,907
Great Plains Energy, Inc.	51,032	1,494,217
Hawaiian Electric Industries, Inc. (a)	23,910	774,206
NextEra Energy, Inc.	107,677	15,088,778
OGE Energy Corp.	45,836	1,594,634
Pinnacle West Capital Corp.	25,548	2,175,668
PPL Corp.	157,551	6,090,922
Southern Co.	229,823	11,003,925
Westar Energy, Inc.	33,018	1,750,614
Xcel Energy, Inc.	116,845	5,360,849

		91,082,223
Electrical Equipment — 0.6%
Acuity Brands, Inc. (a)	10,179	2,069,187
AMETEK, Inc. (a)	51,637	3,127,653
Eaton Corp. PLC	102,434	7,972,438
Emerson Electric Co.	147,851	8,814,877
Hubbell, Inc.	12,699	1,437,146
Regal-Beloit Corp.	10,881	887,345
Rockwell Automation, Inc.	29,921	4,846,005
Sensata Technologies Holding NV (b)	38,872	1,660,612

		30,815,263
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	69,107	5,101,479
Arrow Electronics, Inc. (b)	19,664	1,542,051
Avnet, Inc.	28,395	1,103,997
CDW Corp.	35,776	2,237,073
Cognex Corp.	18,907	1,605,204
Coherent, Inc. (b)	5,612	1,262,644
Corning, Inc.	208,459	6,264,193
Dolby Laboratories, Inc., Class A	13,082	640,495
FLIR Systems, Inc.	30,542	1,058,586
IPG Photonics Corp. (b)	8,251	1,197,220
Jabil, Inc. (a)	39,903	1,164,768
Keysight Technologies, Inc. (b)	41,215	1,604,500
National Instruments Corp. (a)	24,451	983,419
Trimble, Inc. (b)	57,567	2,053,415
Universal Display Corp.	9,552	1,043,556
Zebra Technologies Corp., Class A (b)	11,582	1,164,223

		30,026,823
Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	97,925	5,337,892
Halliburton Co.	199,793	8,533,159
Helmerich & Payne, Inc. (a)	23,574	1,281,011
Nabors Industries Ltd. (a)	70,103	570,638
National Oilwell Varco, Inc. (a)	87,451	2,880,636
Oceaneering International, Inc.	21,099	481,901
Patterson-UTI Energy, Inc.	47,837	965,829
RPC, Inc. (a)	14,123	285,426
Schlumberger Ltd.	320,139	21,077,952
Transocean Ltd. (a)(b)	90,112	741,622
Weatherford International PLC (a)(b)	197,926	765,973

		42,922,039
Equity Real Estate Investment Trusts (REITs) — 0.0%
Invitation Homes, Inc. (a)	19,171	414,669
Food & Staples Retailing — 1.7%
Casey’s General Stores, Inc. (a)	8,952	958,849
Costco Wholesale Corp.	100,473	16,068,647
CVS Health Corp.	234,406	18,860,307
Kroger Co.	207,693	4,843,401
Rite Aid Corp. (b)	247,674	730,638
Sprouts Farmers Market, Inc. (b)	30,761	697,352
Sysco Corp.	113,295	5,702,137
U.S. Foods Holding Corp. (b)	30,743	836,824

See Notes to Financial Statements.

20	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	335,531	$25,392,986
Walgreens Boots Alliance, Inc.	215,455	16,872,281
Whole Foods Market, Inc.	72,971	3,072,809

		94,036,231
Food Products — 1.4%
Archer-Daniels-Midland Co. (a)	128,676	5,324,613
Blue Buffalo Pet Products, Inc. (a)(b)	21,456	489,411
Bunge Ltd.	32,701	2,439,495
Campbell Soup Co.	40,639	2,119,324
Conagra Brands, Inc.	93,179	3,332,081
Flowers Foods, Inc. (a)	38,840	672,320
General Mills, Inc.	132,604	7,346,262
Hain Celestial Group, Inc. (a)(b)	24,651	956,952
Hershey Co.	32,174	3,454,522
Hormel Foods Corp. (a)	61,903	2,111,511
Ingredion, Inc.	16,387	1,953,494
J.M. Smucker Co.	25,481	3,015,167
Kellogg Co.	57,019	3,960,540
Kraft Heinz Co.	138,311	11,844,954
Lamb Weston Holdings, Inc.	33,356	1,468,998
McCormick & Co., Inc. (a)	25,946	2,529,995
Mondelez International, Inc., Class A	337,116	14,560,040
Pilgrim’s Pride Corp. (a)(b)	12,330	270,274
Pinnacle Foods, Inc.	27,146	1,612,472
Post Holdings, Inc. (b)	14,903	1,157,218
TreeHouse Foods, Inc. (a)(b)	13,496	1,102,488
Tyson Foods, Inc., Class A	63,695	3,989,218

		75,711,349
Gas Utilities — 0.1%
Atmos Energy Corp.	23,679	1,964,173
National Fuel Gas Co. (a)	18,467	1,031,197
UGI Corp.	39,804	1,926,912

		4,922,282
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	389,377	18,927,616
ABIOMED, Inc. (b)	9,008	1,290,846
Alere, Inc. (b)	20,163	1,011,981
Align Technology, Inc. (b)	18,258	2,740,891
Baxter International, Inc.	114,667	6,941,940
Becton Dickinson & Co.	51,435	10,035,483
Boston Scientific Corp. (b)	315,187	8,736,984
C.R. Bard, Inc.	16,829	5,319,815
Cooper Cos., Inc.	11,109	2,659,717
Dentsply Sirona, Inc.	52,357	3,394,828
DexCom, Inc. (a)(b)	19,645	1,437,032
Edwards Lifesciences Corp. (b)	48,158	5,694,202
Hill-Rom Holdings, Inc.	15,148	1,205,932
Hologic, Inc. (b)	64,066	2,907,315
IDEXX Laboratories, Inc. (b)	20,022	3,231,951
Intuitive Surgical, Inc. (b)	8,402	7,858,979
Medtronic PLC	315,551	28,005,151
ResMed, Inc. (a)	32,062	2,496,668
STERIS PLC	19,225	1,566,838
Stryker Corp.	78,228	10,856,482
Teleflex, Inc.	10,344	2,149,070
Varian Medical Systems, Inc. (b)	21,033	2,170,395
West Pharmaceutical Services, Inc.	16,820	1,589,826
Zimmer Biomet Holdings, Inc.	46,423	5,960,713

		138,190,655
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. (a)(b)	18,039	890,766
Aetna, Inc.	74,585	11,324,241
AmerisourceBergen Corp.	36,295	3,430,966
Anthem, Inc.	61,057	11,486,653

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Brookdale Senior Living, Inc. (b)	43,620	$641,650
Cardinal Health, Inc.	73,104	5,696,264
Centene Corp. (b)	38,632	3,085,924
Cigna Corp.	57,333	9,596,971
DaVita, Inc. (b)	35,794	2,318,019
Envision Healthcare Corp. (a)(b)	26,730	1,675,169
Express Scripts Holding Co. (b)	138,869	8,865,397
HCA Holdings, Inc. (b)	68,176	5,944,947
Henry Schein, Inc. (b)	18,173	3,326,023
Humana, Inc.	33,165	7,980,162
Laboratory Corp. of America Holdings (b)	23,166	3,570,807
LifePoint Health, Inc. (a)(b)	8,784	589,846
McKesson Corp.	48,832	8,034,817
MEDNAX, Inc. (b)	21,099	1,273,747
Patterson Cos., Inc. (a)	17,925	841,579
Premier, Inc., Class A (b)	12,253	441,108
Quest Diagnostics, Inc.	31,447	3,495,649
UnitedHealth Group, Inc.	220,758	40,932,948
Universal Health Services, Inc., Class B	19,937	2,433,909
VCA, Inc. (b)	18,214	1,681,334
WellCare Health Plans, Inc. (b)	10,346	1,857,728

		141,416,624
Health Care Technology — 0.1%
athenahealth, Inc. (a)(b)	9,061	1,273,524
Cerner Corp. (b)	66,169	4,398,253
Veeva Systems, Inc., Class A (a)(b)	24,906	1,526,987

		7,198,764
Hotels, Restaurants & Leisure — 2.1%
Aramark	56,573	2,318,362
Carnival Corp.	94,490	6,195,709
Chipotle Mexican Grill, Inc. (a)(b)	5,812	2,418,373
Choice Hotels International, Inc.	7,815	502,114
Darden Restaurants, Inc.	28,627	2,589,026
Domino’s Pizza, Inc. (a)	11,018	2,330,637
Dunkin’ Brands Group, Inc. (a)	20,310	1,119,487
Extended Stay America, Inc.	37,986	735,409
Hilton Grand Vacations, Inc. (b)	13,599	490,380
Hilton Worldwide Holdings, Inc.	44,294	2,739,584
Hyatt Hotels Corp., Class A (b)	7,729	434,447
International Game Technology PLC	24,803	453,895
Las Vegas Sands Corp.	82,782	5,288,942
Marriott International, Inc., Class A	73,097	7,332,360
McDonald’s Corp.	187,904	28,779,377
MGM Resorts International	118,265	3,700,512
Norwegian Cruise Line Holdings Ltd. (b)	36,829	1,999,446
Panera Bread Co., Class A (b)	4,740	1,491,394
Royal Caribbean Cruises Ltd.	39,798	4,347,135
Six Flags Entertainment Corp. (a)	16,291	971,106
Starbucks Corp.	324,836	18,941,187
Vail Resorts, Inc.	8,857	1,796,465
Wendy’s Co. (a)	42,354	656,911
Wyndham Worldwide Corp.	23,216	2,331,119
Wynn Resorts Ltd. (a)	18,363	2,462,846
Yum China Holdings, Inc. (b)	84,814	3,344,216
Yum! Brands, Inc.	80,204	5,915,847

		111,686,286
Household Durables — 0.5%
CalAtlantic Group, Inc. (a)	16,203	572,776
D.R. Horton, Inc.	79,487	2,747,866
Garmin Ltd. (a)	27,735	1,415,317
Leggett & Platt, Inc.	30,596	1,607,208
Lennar Corp., Class A	45,809	2,442,536
Lennar Corp., Class B (a)	1,943	87,377
Mohawk Industries, Inc. (b)	14,225	3,438,040

See Notes to Financial Statements.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	21

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Household Durables (continued)
Newell Brands, Inc.	110,391	$5,919,165
NVR, Inc. (b)	758	1,827,242
PulteGroup, Inc.	66,937	1,641,965
Tempur Sealy International, Inc. (a)(b)	11,428	610,141
Toll Brothers, Inc.	35,306	1,394,940
Tupperware Brands Corp.	12,383	869,658
Whirlpool Corp. (a)	16,637	3,187,982

		27,762,213
Household Products — 1.6%
Church & Dwight Co., Inc.	57,243	2,969,767
Clorox Co.	29,940	3,989,206
Colgate-Palmolive Co.	197,510	14,641,416
Energizer Holdings, Inc. (a)	13,338	640,491
Kimberly-Clark Corp.	81,853	10,568,041
Procter & Gamble Co.	589,597	51,383,378
Spectrum Brands Holdings, Inc. (a)	6,039	755,116

		84,947,415
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	155,040	1,722,494
Calpine Corp. (b)	83,314	1,127,239
NRG Energy, Inc.	66,747	1,149,383
Vistra Energy Corp. (a)	55,440	930,838

		4,929,954
Industrial Conglomerates — 2.3%
3M Co.	133,732	27,841,665
BWX Technologies, Inc.	21,530	1,049,588
Carlisle Cos., Inc.	14,558	1,388,833
Danaher Corp.	141,058	11,903,885
General Electric Co.	2,001,648	54,064,512
Honeywell International, Inc.	175,297	23,365,337
Roper Technologies, Inc. (a)	23,121	5,353,205
Seaboard Corp.	60	239,700

		125,206,725
Insurance — 3.0%
Aflac, Inc.	89,353	6,940,941
Alleghany Corp. (b)	2,272	1,351,386
Allied World Assurance Co. Holdings AG	19,864	1,050,806
Allstate Corp.	83,794	7,410,741
American Financial Group, Inc. (a)	16,137	1,603,534
American International Group, Inc.	212,384	13,278,248
American National Insurance Co.	2,030	236,475
Aon PLC	60,156	7,997,740
Arch Capital Group Ltd. (b)	26,457	2,468,173
Arthur J Gallagher & Co.	40,872	2,339,922
Aspen Insurance Holdings Ltd.	12,021	599,247
Assurant, Inc.	12,808	1,328,061
Assured Guaranty Ltd.	27,588	1,151,523
Athene Holding Ltd., Class A (b)	9,990	495,604
Axis Capital Holdings Ltd.	18,565	1,200,413
Brown & Brown, Inc.	28,047	1,207,984
Chubb Ltd.	107,050	15,562,929
Cincinnati Financial Corp. (a)	35,362	2,561,977
CNA Financial Corp. (a)	5,924	288,795
Erie Indemnity Co., Class A (a)	6,113	764,553
Everest Re Group Ltd. (a)	9,330	2,375,325
First American Financial Corp.	22,968	1,026,440
FNF Group	60,307	2,703,563
Hanover Insurance Group, Inc.	10,450	926,183
Hartford Financial Services Group, Inc.	83,390	4,383,812
Lincoln National Corp.	51,492	3,479,829
Loews Corp.	64,332	3,011,381
Markel Corp. (b)	3,159	3,082,742
Marsh & McLennan Cos., Inc.	118,956	9,273,810
Mercury General Corp. (a)	6,265	338,310

Common Stocks	Shares	Value
Insurance (continued)
MetLife, Inc. (a)	211,418	$11,615,305
Old Republic International Corp.	56,007	1,093,817
Principal Financial Group, Inc.	61,069	3,912,691
ProAssurance Corp. (a)	12,057	733,066
Progressive Corp.	135,025	5,953,252
Prudential Financial, Inc.	98,711	10,674,607
Reinsurance Group of America, Inc.	14,748	1,893,496
RenaissanceRe Holdings Ltd.	6,143	854,184
Torchmark Corp.	27,142	2,076,363
Travelers Cos., Inc.	64,251	8,129,679
Unum Group	52,469	2,446,629
Validus Holdings Ltd.	18,086	939,929
W.R. Berkley Corp.	21,873	1,512,955
White Mountains Insurance Group Ltd.	1,090	946,807
Willis Towers Watson PLC (a)	29,092	4,231,722
XL Group Ltd.	58,982	2,583,412

		160,038,361
Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc. (b)	91,496	88,568,128
Expedia, Inc.	27,541	4,102,232
Liberty Expedia Holdings, Inc., Class A (b)	11,895	642,568
Liberty Interactive Corp QVC Group, Series A (b)	92,739	2,275,815
Liberty Ventures, Series A (b)	19,290	1,008,674
Netflix, Inc. (b)	94,425	14,108,039
Priceline Group, Inc. (b)	11,298	21,133,135
TripAdvisor, Inc. (b)	26,798	1,023,684
Wayfair, Inc., Class A (a)(b)	8,811	677,390

		133,539,665
Internet Software & Services — 4.3%
Akamai Technologies, Inc. (b)	37,798	1,882,718
Alphabet, Inc., Class A (b)	68,542	63,722,127
Alphabet, Inc., Class C (b)	69,627	63,272,144
CoStar Group, Inc. (b)	7,378	1,944,841
eBay, Inc. (b)	231,854	8,096,342
Facebook, Inc., Class A (b)	537,476	81,148,126
GoDaddy, Inc., Class A (a)(b)	17,981	762,754
IAC/InterActiveCorp (b)	16,045	1,656,486
LogMeIn, Inc.	11,908	1,244,386
Match Group, Inc. (a)(b)	10,530	183,011
Pandora Media, Inc. (a)(b)	47,998	428,142
Twitter, Inc. (b)	153,737	2,747,280
VeriSign, Inc. (a)(b)	20,165	1,874,538
Zillow Group, Inc., Class A (a)(b)	12,208	596,239
Zillow Group, Inc., Class C (a)(b)	24,159	1,184,033

		230,743,167
IT Services — 3.8%
Accenture PLC, Class A	142,677	17,646,291
Alliance Data Systems Corp.	11,155	2,863,377
Amdocs Ltd. (a)	33,715	2,173,269
Automatic Data Processing, Inc.	103,092	10,562,806
Black Knight Financial Services, Inc., Class A (b)	6,608	270,598
Booz Allen Hamilton Holding Corp.	33,606	1,093,539
Broadridge Financial Solutions, Inc.	26,918	2,033,924
Cognizant Technology Solutions Corp., Class A	134,571	8,935,514
Conduent, Inc. (b)	43,560	694,346
CoreLogic, Inc. (b)	20,880	905,774
CSRA, Inc.	36,024	1,143,762
DST Systems, Inc.	13,656	842,575
DXC Technology Co.	64,794	4,970,996
Euronet Worldwide, Inc. (b)	11,631	1,016,201
Fidelity National Information Services, Inc.	75,140	6,416,956
First Data Corp., Class A (a)(b)	84,849	1,544,252
Fiserv, Inc. (a)(b)	48,753	5,964,442
FleetCor Technologies, Inc. (b)	21,446	3,092,728

See Notes to Financial Statements.

22	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
IT Services (continued)
Gartner, Inc. (b)	20,138	$2,487,244
Genpact Ltd. (a)	31,043	863,927
Global Payments, Inc.	34,542	3,119,833
International Business Machines Corp.	197,830	30,432,189
Jack Henry & Associates, Inc. (a)	17,999	1,869,556
Leidos Holdings, Inc.	32,647	1,687,523
Mastercard, Inc., Class A	216,885	26,340,683
Paychex, Inc.	74,598	4,247,610
PayPal Holdings, Inc. (b)	260,609	13,986,885
Sabre Corp. (a)	49,828	1,084,756
Square, Inc., Class A (a)(b)	50,986	1,196,132
Teradata Corp. (a)(b)	30,252	892,132
Total System Services, Inc.	41,692	2,428,559
Vantiv, Inc., Class A (b)	36,891	2,336,676
Visa, Inc., Class A (a)	425,469	39,900,483
Western Union Co. (a)	111,802	2,129,828
WEX, Inc. (b)	9,000	938,430

		208,113,796
Leisure Products — 0.1%
Brunswick Corp.	19,919	1,249,519
Hasbro, Inc.	26,095	2,909,853
Mattel, Inc. (a)	76,628	1,649,801
Polaris Industries, Inc. (a)	13,165	1,214,208

		7,023,381
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	74,033	4,390,897
Bio-Rad Laboratories, Inc., Class A (b)	4,850	1,097,603
Bio-Techne Corp. (a)	8,879	1,043,283
Bruker Corp.	22,701	654,697
Charles River Laboratories International, Inc. (b)	10,919	1,104,457
Illumina, Inc. (b)	33,710	5,849,359
Mettler-Toledo International, Inc. (b)	5,756	3,387,636
Patheon NV (b)	7,060	246,253
PerkinElmer, Inc.	25,327	1,725,782
QIAGEN NV (b)	53,833	1,805,020
Quintiles IMS Holdings, Inc. (b)	29,112	2,605,524
Thermo Fisher Scientific, Inc.	89,783	15,664,440
VWR Corp. (b)	19,592	646,732
Waters Corp. (b)	17,506	3,218,303

		43,439,986
Machinery — 1.8%
AGCO Corp.	15,307	1,031,539
Caterpillar, Inc. (a)	130,751	14,050,502
Colfax Corp. (b)	20,307	799,487
Crane Co.	11,543	916,283
Cummins, Inc.	36,696	5,952,825
Deere & Co.	73,233	9,050,866
Donaldson Co., Inc. (a)	30,387	1,383,824
Dover Corp.	35,559	2,852,543
Flowserve Corp. (a)	29,981	1,392,018
Fortive Corp.	70,092	4,440,328
Gardner Denver Holdings, Inc. (a)(b)	9,524	205,814
Graco, Inc. (a)	12,362	1,350,919
IDEX Corp. (a)	17,259	1,950,440
Illinois Tool Works, Inc.	70,092	10,040,679
Ingersoll-Rand PLC	59,168	5,407,364
ITT, Inc.	21,525	864,874
Lincoln Electric Holdings, Inc.	13,626	1,254,818
Middleby Corp. (b)	13,005	1,580,238
Nordson Corp. (a)	13,013	1,578,737
Oshkosh Corp.	16,833	1,159,457
PACCAR, Inc.	79,223	5,231,887
Parker Hannifin Corp.	30,311	4,844,304
Pentair PLC	38,085	2,534,176

Common Stocks	Shares	Value
Machinery (continued)
Snap-on, Inc. (a)	13,364	$2,111,512
Stanley Black & Decker, Inc.	35,174	4,950,037
Terex Corp. (a)	20,723	777,112
Timken Co.	15,826	731,953
Toro Co.	24,216	1,677,927
Trinity Industries, Inc.	34,703	972,725
Valmont Industries, Inc. (a)	5,198	777,621
WABCO Holdings, Inc. (b)	11,625	1,482,304
Wabtec Corp. (a)	20,075	1,836,862
Welbilt, Inc. (a)(b)	28,106	529,798
Xylem, Inc.	41,199	2,283,661

		98,005,434
Marine — 0.0%
Kirby Corp. (a)(b)	12,620	843,647
Media — 3.1%
AMC Networks, Inc., Class A (a)(b)	12,619	673,981
Cable One, Inc. (a)	1,040	739,336
CBS Corp., Class B	81,575	5,202,854
Charter Communications, Inc., Class A (b)	45,591	15,357,328
Cinemark Holdings, Inc. (a)	24,405	948,134
Comcast Corp., Class A	1,084,547	42,210,569
Discovery Communications, Inc., Class A (a)(b)	34,803	898,962
Discovery Communications, Inc., Class C (b)	47,347	1,193,618
DISH Network Corp., Class A (a)(b)	50,743	3,184,631
IHS Markit Ltd. (a)(b)	89,931	3,960,561
Interpublic Group of Cos., Inc.	89,658	2,205,587
John Wiley & Sons, Inc., Class A	10,711	565,005
Liberty Broadband Corp., Class A (b)	5,605	480,853
Liberty Broadband Corp., Class C (b)	23,879	2,071,503
Liberty Media Corp-Liberty Formula One, Class A (a)(b)	5,680	198,970
Liberty Media Corp-Liberty Formula One, Class C (a)(b)	24,393	893,272
Liberty Media Corp. — Liberty SiriusXM, Class A (b)	22,114	928,346
Liberty Media Corp. — Liberty SiriusXM, Class C (b)	41,059	1,712,160
Lions Gate Entertainment Corp., Class A (b)	10,822	305,397
Lions Gate Entertainment Corp., Class B (b)	22,425	589,329
Live Nation Entertainment, Inc. (b)	30,762	1,072,056
Madison Square Garden Co., Class A (b)	4,187	824,420
News Corp., Class A	89,833	1,230,712
News Corp., Class B (a)	27,883	394,544
Omnicom Group, Inc. (a)	53,272	4,416,249
Regal Entertainment Group, Class A (a)	25,893	529,771
Scripps Networks Interactive, Inc., Class A (a)	19,794	1,352,128
Sirius XM Holdings, Inc. (a)	335,355	1,834,392
TEGNA, Inc. (a)	47,701	687,371
Time Warner, Inc.	178,785	17,951,802
Tribune Media Co., Class A	16,659	679,187
Twenty-First Century Fox, Inc., Class A	239,900	6,798,766
Twenty-First Century Fox, Inc., Class B	100,845	2,810,550
Viacom, Inc., Class A (a)	1,857	70,659
Viacom, Inc., Class B (a)	81,612	2,739,715
Walt Disney Co.	360,417	38,294,306

		166,007,024
Metals & Mining — 0.4%
Alcoa Corp.	42,470	1,386,646
Freeport-McMoRan, Inc. (b)	311,446	3,740,466
Newmont Mining Corp.	123,690	4,006,319
Nucor Corp.	74,202	4,294,070
Reliance Steel & Aluminum Co.	16,736	1,218,548
Royal Gold, Inc. (a)	15,589	1,218,592
Southern Copper Corp. (a)	18,439	638,543
Steel Dynamics, Inc.	54,661	1,957,410

See Notes to Financial Statements.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	23

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Metals & Mining (continued)
Tahoe Resources, Inc. (a)	67,202	$579,281
United States Steel Corp. (a)	40,047	886,641

		19,926,516
Multi-Utilities — 1.1%
Alliant Energy Corp.	52,397	2,104,787
Ameren Corp.	56,254	3,075,406
CenterPoint Energy, Inc.	99,191	2,715,850
CMS Energy Corp.	63,932	2,956,855
Consolidated Edison, Inc. (a)	70,413	5,690,779
Dominion Resources, Inc. (a)	144,519	11,074,491
DTE Energy Co.	41,323	4,371,560
MDU Resources Group, Inc. (a)	42,765	1,120,443
NiSource, Inc.	74,608	1,892,059
PG&E Corp.	117,695	7,811,417
Public Service Enterprise Group, Inc.	116,457	5,008,816
SCANA Corp.	30,235	2,026,047
Sempra Energy	57,768	6,513,342
Vectren Corp.	18,341	1,071,848
WEC Energy Group, Inc.	72,833	4,470,490

		61,904,190
Multiline Retail — 0.4%
Burlington Stores, Inc. (b)	15,572	1,432,468
Dollar General Corp. (a)	63,345	4,566,541
Dollar Tree, Inc. (b)	52,966	3,703,382
Kohl’s Corp. (a)	40,443	1,563,931
Macy’s, Inc.	71,799	1,668,609
Nordstrom, Inc. (a)	26,848	1,284,140
Target Corp. (a)	127,438	6,663,733

		20,882,804
Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	128,964	5,847,228
Antero Resources Corp. (a)(b)	52,988	1,145,071
Apache Corp. (a)	87,712	4,204,036
Cabot Oil & Gas Corp.	105,802	2,653,514
Centennial Resource Development, Inc., Class A (a)(b)	25,428	402,271
Cheniere Energy, Inc. (b)	46,935	2,286,204
Chesapeake Energy Corp. (a)(b)	207,817	1,032,850
Chevron Corp. (a)	435,280	45,412,762
Cimarex Energy Co.	21,862	2,055,247
Concho Resources, Inc. (b)	33,886	4,118,166
ConocoPhillips	285,084	12,532,293
CONSOL Energy, Inc. (b)	55,051	822,462
Continental Resources, Inc. (a)(b)	18,906	611,231
Devon Energy Corp.	120,480	3,851,746
Diamondback Energy, Inc. (a)(b)	22,538	2,001,600
Energen Corp. (b)	22,433	1,107,517
EOG Resources, Inc. (a)	132,743	12,015,896
EQT Corp. (a)	39,385	2,307,567
Extraction Oil & Gas, Inc. (a)(b)	27,626	371,570
Exxon Mobil Corp.	976,369	78,822,269
Gulfport Energy Corp. (b)	34,549	509,598
Hess Corp. (a)	65,199	2,860,280
HollyFrontier Corp. (a)	40,703	1,118,111
Kinder Morgan, Inc.	442,811	8,484,259
Kosmos Energy Ltd. (a)(b)	38,894	249,311
Laredo Petroleum, Inc. (b)	43,199	454,453
Marathon Oil Corp. (a)	191,111	2,264,665
Marathon Petroleum Corp.	119,167	6,236,009
Murphy Oil Corp. (a)	39,905	1,022,765
Murphy USA, Inc. (a)(b)	7,854	582,060
Newfield Exploration Co. (a)(b)	47,098	1,340,409
Noble Energy, Inc.	110,728	3,133,602
Occidental Petroleum Corp.	175,800	10,525,146

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (a)	48,882	$2,549,685
Parsley Energy, Inc., Class A (b)	53,907	1,495,919
PBF Energy, Inc., Class A (a)	23,833	530,523
Phillips 66	100,350	8,297,942
Pioneer Natural Resources Co. (a)	38,893	6,206,545
QEP Resources, Inc. (b)	50,670	511,767
Range Resources Corp. (a)	52,469	1,215,707
Rice Energy, Inc. (a)(b)	34,856	928,215
RSP Permian, Inc. (b)	30,164	973,392
SM Energy Co. (a)	29,218	482,974
Southwestern Energy Co. (b)	119,742	728,031
Targa Resources Corp. (a)	44,808	2,025,322
Tesoro Corp.	34,896	3,266,266
Valero Energy Corp.	102,833	6,937,114
Whiting Petroleum Corp. (a)(b)	82,657	455,440
Williams Cos., Inc.	190,283	5,761,769
World Fuel Services Corp.	14,345	551,565
WPX Energy, Inc. (b)	90,925	878,336

		266,178,680
Paper & Forest Products — 0.1%
Domtar Corp. (a)	14,526	558,089
International Paper Co.	94,808	5,367,081

		5,925,170
Personal Products — 0.2%
Coty, Inc., Class A (a)	107,371	2,014,280
Edgewell Personal Care Co. (a)(b)	12,686	964,390
Estee Lauder Cos., Inc., Class A	50,178	4,816,084
Herbalife Ltd. (a)(b)	15,463	1,102,976
Nu Skin Enterprises, Inc., Class A	11,878	746,413

		9,644,143
Pharmaceuticals — 4.5%
Akorn, Inc. (b)	20,492	687,302
Allergan PLC	77,300	18,790,857
Bristol-Myers Squibb Co.	380,083	21,178,225
Eli Lilly & Co.	224,863	18,506,225
Endo International PLC (b)	50,802	567,458
Johnson & Johnson	620,641	82,104,598
Mallinckrodt PLC (b)	22,748	1,019,338
Merck & Co., Inc.	630,483	40,407,656
Mylan NV (b)	122,643	4,761,001
Perrigo Co. PLC	29,088	2,196,726
Pfizer, Inc.	1,362,180	45,755,626
Zoetis, Inc.	113,117	7,056,238

		243,031,250
Professional Services — 0.3%
Dun & Bradstreet Corp.	8,665	937,120
Equifax, Inc. (a)	27,395	3,764,621
ManpowerGroup, Inc.	14,936	1,667,604
Nielsen Holdings PLC (a)	82,053	3,172,169
Robert Half International, Inc.	27,277	1,307,387
TransUnion (b)	29,278	1,268,030
Verisk Analytics, Inc. (b)	34,830	2,938,607

		15,055,538
Real Estate Investment Trusts (REITs) — 3.7%
AGNC Investment Corp.	81,632	1,737,945
Alexandria Real Estate Equities, Inc.	20,687	2,492,163
American Campus Communities, Inc.	30,728	1,453,434
American Homes 4 Rent, Class A	52,027	1,174,249
American Tower Corp.	97,176	12,858,328
Annaly Capital Management, Inc.	228,414	2,752,389
Apartment Investment & Management Co., Class A	36,148	1,553,280
Apple Hospitality REIT, Inc.	48,216	902,121

See Notes to Financial Statements.

24	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.	31,660	$6,084,102
Boston Properties, Inc.	35,586	4,377,790
Brandywine Realty Trust	37,060	649,662
Brixmor Property Group, Inc.	78,110	1,396,607
Camden Property Trust	20,322	1,737,734
Chimera Investment Corp.	42,719	795,855
Colony NorthStar, Inc., Class A	123,621	1,741,820
Columbia Property Trust, Inc.	26,650	596,427
CoreCivic, Inc.	27,600	761,208
Coresite Realty Corp.	7,788	806,292
Corporate Office Properties Trust (a)	22,548	789,856
Crown Castle International Corp.	84,091	8,424,236
CubeSmart	40,722	978,957
CyrusOne, Inc.	20,331	1,133,453
DCT Industrial Trust, Inc.	20,457	1,093,222
DDR Corp.	71,025	644,197
Digital Realty Trust, Inc. (a)	36,700	4,145,265
Douglas Emmett, Inc.	34,533	1,319,506
Duke Realty Corp.	81,519	2,278,456
DuPont Fabros Technology, Inc.	17,788	1,087,914
Empire State Realty Trust, Inc., Class A	29,234	607,190
EPR Properties	14,293	1,027,238
Equinix, Inc.	17,869	7,668,660
Equity Commonwealth (b)	29,012	916,779
Equity Lifestyle Properties, Inc.	18,685	1,613,263
Equity Residential	81,974	5,396,348
Essex Property Trust, Inc.	15,115	3,888,636
Extra Space Storage, Inc. (a)	27,965	2,181,270
Federal Realty Investment Trust	16,529	2,089,100
Forest City Realty Trust, Inc., Class A	51,455	1,243,667
Gaming and Leisure Properties, Inc.	44,879	1,690,592
GGP, Inc.	140,786	3,316,918
HCP, Inc.	107,921	3,449,155
Healthcare Trust of America, Inc., Class A	45,094	1,402,874
Highwoods Properties, Inc.	23,081	1,170,438
Hospitality Properties Trust	28,788	839,170
Host Hotels & Resorts, Inc.	167,803	3,065,761
Hudson Pacific Properties, Inc.	35,870	1,226,395
Kilroy Realty Corp.	22,461	1,687,944
Kimco Realty Corp.	94,886	1,741,158
Lamar Advertising Co., Class A (a)	19,028	1,399,890
Liberty Property Trust	33,790	1,375,591
Life Storage, Inc.	9,980	739,518
Macerich Co.	30,956	1,797,305
Medical Properties Trust, Inc.	83,138	1,069,986
MFA Financial, Inc.	92,193	773,499
Mid-America Apartment Communities, Inc.	25,662	2,704,262
National Retail Properties, Inc.	35,222	1,377,180
New Residential Investment Corp.	70,503	1,097,027
Omega Healthcare Investors, Inc. (a)	45,577	1,504,953
Outfront Media, Inc.	33,798	781,410
Paramount Group, Inc. (a)	45,552	728,832
Park Hotels & Resorts, Inc.	29,583	797,558
Piedmont Office Realty Trust, Inc., Class A (a)	34,382	724,773
Prologis, Inc.	121,225	7,108,634
Public Storage	34,028	7,095,859
Rayonier, Inc.	30,974	891,122
Realty Income Corp. (a)	61,893	3,415,256
Regency Centers Corp.	34,288	2,147,800
Retail Properties of America, Inc., Class A	54,414	664,395
Senior Housing Properties Trust	54,047	1,104,721
Simon Property Group, Inc.	71,515	11,568,266
SL Green Realty Corp.	22,791	2,411,288
Spirit Realty Capital, Inc. (a)	110,214	816,686
Starwood Property Trust, Inc.	58,575	1,311,494
STORE Capital Corp. (a)	38,412	862,349
Sun Communities, Inc.	16,464	1,443,728

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Tanger Factory Outlet Centers, Inc.	23,323	$605,932
Taubman Centers, Inc.	13,268	790,109
Two Harbors Investment Corp.	84,803	840,398
UDR, Inc.	60,976	2,376,235
Uniti Group, Inc.	38,006	955,471
Ventas, Inc.	81,544	5,665,677
VEREIT, Inc.	224,470	1,827,186
Vornado Realty Trust	38,977	3,659,940
Weingarten Realty Investors	28,176	848,098
Welltower, Inc.	84,297	6,309,631
Weyerhaeuser Co.	172,398	5,775,333
WP Carey, Inc.	24,710	1,631,107

		200,987,523
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (b)	67,505	2,457,182
Howard Hughes Corp. (a)(b)	7,427	912,333
Jones Lang LaSalle, Inc. (a)	10,322	1,290,250
Realogy Holdings Corp.	31,158	1,011,077

		5,670,842
Road & Rail — 0.9%
AMERCO, Inc. (a)	1,201	439,638
CSX Corp.	202,548	11,051,019
Genesee & Wyoming, Inc., Class A (b)	13,429	918,409
JB Hunt Transport Services, Inc.	19,730	1,802,928
Kansas City Southern	24,751	2,590,192
Landstar System, Inc.	9,189	786,578
Norfolk Southern Corp.	66,606	8,105,950
Old Dominion Freight Line, Inc.	14,054	1,338,503
Ryder System, Inc.	12,299	885,282
Union Pacific Corp.	186,012	20,258,567

		48,177,066
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc. (b)	189,453	2,364,374
Analog Devices, Inc.	83,149	6,468,992
Applied Materials, Inc.	247,722	10,233,396
Broadcom Ltd.	91,848	21,405,176
Cavium, Inc. (b)	15,124	939,654
Cypress Semiconductor Corp. (a)	75,553	1,031,299
First Solar, Inc. (b)	18,234	727,172
Intel Corp.	1,085,476	36,623,960
KLA-Tencor Corp.	36,365	3,327,761
Lam Research Corp. (a)	37,389	5,287,926
Marvell Technology Group Ltd.	92,571	1,529,273
Maxim Integrated Products, Inc. (a)	64,629	2,901,842
Microchip Technology, Inc. (a)	48,861	3,771,092
Micron Technology, Inc. (b)	240,798	7,190,228
Microsemi Corp. (b)	26,479	1,239,217
NVIDIA Corp.	130,882	18,920,302
NXP Semiconductor NV (b)	76,644	8,388,686
ON Semiconductor Corp. (b)	96,444	1,354,074
Qorvo, Inc. (a)(b)	28,542	1,807,280
QUALCOMM, Inc.	340,300	18,791,366
Skyworks Solutions, Inc.	42,705	4,097,545
Teradyne, Inc.	46,673	1,401,590
Texas Instruments, Inc.	229,768	17,676,052
Xilinx, Inc. (a)	57,472	3,696,599

		181,174,856
Software — 4.8%
Activision Blizzard, Inc.	170,228	9,800,026
Adobe Systems, Inc. (b)	113,690	16,080,314
ANSYS, Inc. (b)	19,851	2,415,470
Atlassian Corp. PLC, Class A (a)(b)	16,788	590,602
Autodesk, Inc. (b)	47,308	4,769,593
CA, Inc.	72,412	2,496,042

See Notes to Financial Statements.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	25

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Cadence Design Systems, Inc. (b)	64,953	$2,175,276
CDK Global, Inc.	30,456	1,890,099
Citrix Systems, Inc. (b)	34,723	2,763,256
Dell Technologies, Inc., Class V (b)	47,136	2,880,481
Electronic Arts, Inc. (b)	68,982	7,292,777
FireEye, Inc. (a)(b)	40,267	612,461
Fortinet, Inc. (b)	33,802	1,265,547
Guidewire Software, Inc. (a)(b)	16,286	1,119,011
Intuit, Inc.	55,950	7,430,719
Manhattan Associates, Inc. (b)	15,057	723,639
Microsoft Corp.	1,727,232	119,058,102
Nuance Communications, Inc. (b)	65,914	1,147,563
Oracle Corp.	662,058	33,195,588
PTC, Inc. (a)(b)	26,346	1,452,191
Red Hat, Inc. (b)	40,721	3,899,036
salesforce.com, Inc. (b)	155,593	13,474,354
ServiceNow, Inc. (b)	38,431	4,073,686
Splunk, Inc. (b)	31,622	1,798,976
SS&C Technologies Holdings, Inc.	39,545	1,518,923
Symantec Corp.	141,916	4,009,127
Synopsys, Inc. (b)	35,219	2,568,522
Tableau Software, Inc., Class A (b)	13,732	841,360
Take-Two Interactive Software, Inc. (b)	22,793	1,672,550
Tyler Technologies, Inc. (b)	7,917	1,390,779
Ultimate Software Group, Inc. (a)(b)	6,533	1,372,322
VMware, Inc., Class A (a)(b)	16,038	1,402,202
Workday, Inc., Class A (b)	29,972	2,907,284
Zynga, Inc., Class A (b)	173,914	633,047

		260,720,925
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	16,341	1,905,197
AutoNation, Inc. (a)(b)	14,039	591,884
AutoZone, Inc. (b)	6,455	3,682,319
Bed Bath & Beyond, Inc. (a)	31,764	965,626
Best Buy Co., Inc.	60,714	3,480,734
Cabela’s, Inc. (b)	11,361	675,071
CarMax, Inc. (a)(b)	42,453	2,677,086
Dick’s Sporting Goods, Inc. (a)	20,478	815,639
Floor & Decor Holdings, Inc., Class A (b)	2,448	96,108
Foot Locker, Inc. (a)	29,103	1,434,196
GameStop Corp., Class A (a)	24,750	534,847
Gap, Inc. (a)	55,187	1,213,562
Home Depot, Inc.	276,705	42,446,547
L Brands, Inc. (a)	55,888	3,011,804
Lowe’s Cos., Inc.	197,480	15,310,624
Michaels Cos., Inc. (b)	26,557	491,836
O’Reilly Automotive, Inc. (b)	20,548	4,494,669
Penske Automotive Group, Inc. (a)	8,346	366,473
Ross Stores, Inc. (a)	88,309	5,098,079
Sally Beauty Holdings, Inc. (a)(b)	30,613	619,913
Signet Jewelers Ltd. (a)	16,563	1,047,444
Staples, Inc. (a)	154,681	1,557,638
Tiffany & Co.	25,171	2,362,802
TJX Cos., Inc.	149,010	10,754,052
Tractor Supply Co. (a)	29,060	1,575,343
Ulta Salon Cosmetics & Fragrance, Inc. (b)	13,683	3,931,673
Urban Outfitters, Inc. (a)(b)	19,757	366,295
Williams-Sonoma, Inc. (a)	20,481	993,328

		112,500,789
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	1,201,546	173,046,655
Hewlett Packard Enterprise Co.	381,534	6,329,649
HP, Inc.	389,960	6,816,501
NCR Corp. (b)	27,180	1,110,031
NetApp, Inc.	62,284	2,494,474

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	67,100	$5,945,060
Xerox Corp. (a)	53,976	1,550,731

		197,293,101
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	11,436	1,017,232
Coach, Inc.	65,261	3,089,456
Hanesbrands, Inc. (a)	81,398	1,885,178
Kate Spade & Co. (b)	26,741	494,441
lululemon athletica, Inc. (a)(b)	21,477	1,281,533
Michael Kors Holdings Ltd. (b)	35,683	1,293,509
NIKE, Inc., Class B (a)	304,275	17,952,225
PVH Corp.	18,272	2,092,144
Ralph Lauren Corp. (a)	13,349	985,156
Skechers U.S.A., Inc., Class A (b)	30,875	910,812
Under Armour, Inc., Class A (a)(b)	40,507	881,432
Under Armour, Inc., Class C (a)(b)	45,574	918,772
VF Corp. (a)	76,235	4,391,136

		37,193,026
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc. (a)	106,452	1,397,715
People’s United Financial, Inc.	78,854	1,392,561
TFS Financial Corp. (a)	15,276	236,320

		3,026,596
Tobacco — 1.6%
Altria Group, Inc.	444,976	33,137,363
Philip Morris International, Inc.	357,374	41,973,576
Reynolds American, Inc.	190,047	12,360,657

		87,471,596
Trading Companies & Distributors — 0.2%
Air Lease Corp.	20,742	774,921
Fastenal Co. (a)	67,239	2,926,914
HD Supply Holdings, Inc. (b)	46,536	1,425,398
MSC Industrial Direct Co., Inc., Class A (a)	9,889	850,058
United Rentals, Inc. (b)	19,398	2,186,349
Univar, Inc. (b)	23,770	694,084
W.W. Grainger, Inc. (a)	12,102	2,184,774
Watsco, Inc. (a)	6,949	1,071,536
WESCO International, Inc. (b)	11,838	678,317

		12,792,351
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	17,888	1,402,419
Water Utilities — 0.1%
American Water Works Co., Inc.	40,670	3,170,226
Aqua America, Inc. (a)	39,785	1,324,841

		4,495,067
Wireless Telecommunication Services — 0.1%
Sprint Corp. (a)(b)	144,594	1,187,117
T-Mobile U.S., Inc. (b)	67,609	4,098,458
Telephone & Data Systems, Inc.	20,539	569,957
United States Cellular Corp. (b)	2,304	88,289

		5,943,821
Total Common Stocks — 98.6%		5,343,772,430

Investment Companies — 0.4%
United States — 0.4%
iShares Russell 1000 ETF (a)(c)	155,168	20,989,576
Total Long-Term Investments (Cost — $4,593,296,000) — 99.0%		5,364,762,006

See Notes to Financial Statements.

26	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (c)(d)(e)	389,398,892	$389,515,711
BlackRock Cash Funds: Treasury, SL Agency Shares 0.93% (c)(e)	47,392,107	47,392,107
Total Short-Term Securities (Cost — $436,864,698) — 8.1%		436,907,818
Total Investments (Cost — $5,030,160,698) — 107.1%		5,801,669,824
Liabilities in Excess of Other Assets — (7.1)%		(382,291,307)

Net Assets — 100.0%		$5,419,378,517

Notes to Schedule of Investments

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	22,394	6,225		—	28,619	$12,088,952	$132,530		—	$1,160,069
BlackRock Cash Funds: Institutional, SL Agency Shares	368,761,779	20,637,113	[1]	—	389,398,892	389,515,711	567,953	[2]	$23,259	1,915
BlackRock Cash Funds: Treasury, SL Agency Shares	99,224,550	—		(51,832,443)[3]	47,392,107	47,392,107	255,722		—	—
iShares Russell 1000 ETF	—	1,425,316		(1,270,148)	155,168	20,989,575	57,878		637,778	604,782
PNC Financial Services Group, Inc.	89,475	22,826		(926)	111,375	13,907,396	108,514		(7,675)	797,667
Total						$483,893,741	$1,122,597		$653,362	$2,564,433

[1] Represents net shares purchased.

[2] Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares sold.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
358	S&P 500 E-Mini Index	September 2017	$43,334,110	$(307,013)
23	S&P MidCap 400 E-Mini Index	September 2017	$4,016,030	(13,078)
Total				$(320,091)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$320,091	—	—	—	$320,091

[1]    Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	27

Schedule of Investments (concluded)	Large Cap Index Master Portfolio

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	$8,069,439	—	—	—	$8,069,439
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$307,681	—	—	—	$307,681

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$51,618,699

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$5,343,772,430	—	—	$5,343,772,430
Investment Companies	20,989,576	—	—	20,989,576
Short-Term Securities	436,907,818	—	—	436,907,818

Total	$5,801,669,824	—	—	$5,801,669,824

Derivative Financial Instruments [2]
Liabilities:
Equity Contracts	$(320,091)	—	—	$(320,091)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

28	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Statement of Assets and Liabilities	Large Cap Index Master Portfolio

June 30, 2017 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $381,931,412) (cost — $4,552,509,084)	$5,317,776,083
Investments at value — affiliated (cost — $477,651,614)	483,893,741
Cash	4,841,206
Cash pledged for futures contracts	1,933,100
Receivables:
Dividends — unaffiliated	5,500,351
Dividends — affiliated	54,535
Variation margin on futures contracts	14,710
Securities lending income — affiliated	101,625
Contributions from Investors	253,361
Prepaid expenses	4,901

Total assets	5,814,373,613

Liabilities
Cash collateral on securities loaned at value	389,437,860
Payables:
Investment advisory fees	125,255
Withdrawals to investors	5,411,414
Other accrued expenses	20,567

Total liabilities	394,995,096

Net Assets	$5,419,378,517

Net Assets Consist of
Investors’ capital	$4,648,189,482
Net unrealized appreciation (depreciation)	771,189,035

Net Assets	$5,419,378,517

See Notes to Financial Statements.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	29

Statement of Operations	Large Cap Index Master Portfolio

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Dividends — unaffiliated	$44,093,765
Securities lending income — affiliated — net	567,953
Dividends — affiliated	554,644
Foreign taxes withheld	(8,995)

Total investment income	45,207,367

Expenses
Investment advisory	715,739
Accounting services	52,812
Trustees	25,207
Insurance	7,189
Printing	145
Professional	25,970
Miscellaneous	36,295

Total expenses	863,357
Less fees waived by the Manager	(32,930)

Total expenses after fees waived	830,427

Net investment income	44,376,940

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(4,870,312)
Investments — affiliated	653,362
Futures contracts	8,069,439

3,852,489

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	356,226,633
Investments — affiliated	2,564,433
Futures contracts	307,681

359,098,747

Net realized and unrealized gain	362,951,236

Net Increase in Net Assets Resulting from Operations	$407,328,176

See Notes to Financial Statements.

30	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Statements of Changes in Net Assets	Large Cap Index Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$44,376,940	$67,791,433
Net realized gain (loss)	3,852,489	(22,799,924)
Net change in unrealized appreciation (depreciation)	359,098,747	358,618,323

Net increase in net assets resulting from operations	407,328,176	403,609,832

Capital Transactions
Proceeds from contributions	1,240,460,287	1,796,884,222
Value of withdrawals	(195,966,508)	(775,566,022)

Net increase in net assets derived from capital share transactions	1,044,493,779	1,021,318,200

Net Assets
Total increase in net assets	1,451,821,955	1,424,928,032
Beginning of period	3,967,556,562	2,542,628,530

End of period	$5,419,378,517	$3,967,556,562

See Notes to Financial Statements.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	31

Financial Highlights	Large Cap Index Master Portfolio

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013		2012

Total Return
Total return	9.26%	[1]	11.97%	0.92%	13.27%	32.88%		16.39%

Ratios to Average Net Assets
Total expenses	0.04%	[2]	0.04%	0.05%	0.06%	0.08%	[3]	0.09%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.03%	[2]	0.04%	0.04%	0.06%	0.08%	[3]	0.09%

Net investment income	1.86%	[2]	2.11%	1.93%	1.92%	1.96%	[3]	2.30%

Supplemental Data
Net assets, end of period (000)	$5,419,379		$3,967,557	$2,542,629	$2,773,398	$1,132,872		$440,092

Portfolio turnover rate	6%		13%	6%	6%	14%		16%

[1]	Aggregate total return.

[2]	Annualized.

[3]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the year ended December 31, 2013.

See Notes to Financial Statements.

32	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (Unaudited)	Large Cap Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

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Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the

34	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$7,419,712	$(7,419,712)	—
BNP Paribas S.A.	15,514,227	(15,514,227)	—
Credit Suisse Securities (USA) LLC	10,939,291	(10,939,291)	—
Deutsche Bank Securities, Inc.	9,294,933	(9,294,933)	—
Goldman Sachs & Co.	69,546,621	(69,546,621)	—
HSBC Bank PLC	4,520,823	(4,520,823)	—
Jefferies LLC	580,234	(580,234)	—
JP Morgan Securities LLC	68,553,587	(68,553,587)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	56,733,697	(56,733,697)	—
Morgan Stanley	49,513,429	(49,513,429)	—
Nomura Securities International, Inc.	1,035,601	(1,035,601)	—
SG Americas Securities LLC	420,575	(420,575)
Scotia Capital (USA), Inc.	28,538,378	(28,538,378)	—
State Street Bank and Trust Co.	25,384,473	(25,384,473)	—
UBS AG	6,280,286	(6,280,286)	—
UBS Securities LLC	27,655,545	(27,655,545)	—

Total	$381,931,412	$(381,931,412)	—

[1]

Cash collateral with a value of $389,437,860 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it

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Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory and Administration: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Waivers: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended June 30, 2017, the amount waived was $32,930.

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective April 28, 2017, the waiver became contractual through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 act, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2017, there were no fees waived by the Manager.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”). The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended June 30, 2017, the Master Portfolio paid BTC $225,946.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more

36	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	Large Cap Index Master Portfolio

than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2017, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$78,127,984	$30,849,298	$(9,351,877)

7. Purchases and Sales:

For the six months ended June 30, 2017, purchases and sales of investments excluding short-term securities, were $1,430,003,365 and $278,972,684, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,076,553,008

Gross unrealized appreciation	$887,642,638
Gross unrealized depreciation	(162,525,822)

Net unrealized appreciation	$725,116,816

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2017, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the

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Notes to Financial Statements (concluded)	Large Cap Index Master Portfolio

Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

38	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Large Cap Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares Russell 1000 Large-Cap Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	39

Disclosure of Investment Advisory Agreement (continued)

determined by Broadridge1, as well as the performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2018. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

40	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (continued)

correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category and the performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for three of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s/Portfolio’s contractual management fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual management rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s/Portfolio’s actual management fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the Master Portfolio or the Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s/Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Portfolio’s total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	41

Disclosure of Investment Advisory Agreement (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

42	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	43

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

44	iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

iShares RUSSELL 1000 LARGE-CAP INDEX FUND	JUNE 30, 2017	45

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LCI-6/17-SAR

JUNE 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

iShares S&P 500 Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. For its part, the European Central Bank also began to signal its intent to wind down asset purchases and begin the long move toward policy normalization, contingent upon further improvement in economic growth.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the outlook for economic growth have kept markets relatively tranquil.

In the fifth edition of our Global Investor Pulse Survey, we heard from 28,000 individuals across 18 countries, including more than 4,000 respondents from the United States. While retirement remains the single most important issue for American investors, only a third of respondents feel confident that they will have enough retirement income, and nearly 40% of respondents have yet to begin saving for retirement. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.34%	17.90%
U.S. small cap equities (Russell 2000® Index)	4.99	24.60
International equities (MSCI Europe, Australasia, Far East Index)	13.81	20.27
Emerging market equities (MSCI Emerging Markets Index)	18.43	23.75
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.31	0.49
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.08	(5.58)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.27	(0.31)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.26	(0.28)
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.92	12.69
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	3

Fund Summary as of June 30, 2017

Investment Objective

iShares S&P 500 Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s (“S&P”) 500® Index.

On February 24, 2017, the Board approved a proposal to change the name of BlackRock S&P 500 Index Fund to iShares S&P 500 Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2017, the Fund’s Institutional Shares returned 9.26%, Service Shares returned 9.20%, Investor A Shares returned 9.13%, Investor C1 Shares returned 8.73% and Class K Shares returned 9.31%. The benchmark S&P 500® Index returned 9.34% for the same period.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•

The reflation trade in the United States continued to gain steam in the first quarter of the year. Macro data highlighted continued economic growth and a strengthening labor market, which supported the Fed’s decision to increase the federal funds rate by 25 basis points (0.25%) in March, marking the second rate hike in the past six months. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

•

Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the quarter saw some profit taking as investor optimism waned after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities finished the quarter strong and the 10-year Treasury yield added 31 basis points in the quarter.

•

The index hit an all-time high in June amid a strong overall quarter, but appreciated at a slower rate than in the first quarter as political risk and high valuation metrics influenced investor sentiment.

•

The health care sector contributed the most to the S&P 500® Index’s return. The sector benefited from positive investor sentiment on industry prospects following the House passing the Republican’s healthcare reform bill, as well as a leaked draft of an executive order relaxing drug price regulations being made public. The financial sector was the second largest contributor to return during the quarter, benefiting from positive stress test results, the Fed June rate hike, and the House passage of the Financial Choice Act, intended to roll back some provisions of the Dodd-Frank Act. The technology sector also performed strongly. Facebook,

Apple, Amazon, Netflix, Google and semiconductor companies performed strongly throughout most of the quarter before some late-quarter profit taking and valuation concerns.

•

Subtracting the most from the overall index return in the second quarter was the telecommunication sector. Telecommunication stocks weighed on the index, as the industry faced industry pressures, which weighed on earnings releases and sell-side forecasts. Energy was also a detractor. Surging U.S. production levels and swelling inventories overshadowed efforts made by the Organization of Petroleum Exporting Countries (“OPEC”) to stabilize crude oil. OPEC’s agreement in late May to extend the duration of their crude output cut was unable to support the market — the price of a barrel of West Texas Intermediate crude oil fell 8.9% in the quarter, which weighed particularly heavily on upstream energy companies.

•

Political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment. The largest single day fall of the S&P 500® Index in the quarter came in the wake of the House Oversight Committee’s request for all documents from the meetings between President Trump and FBI Director Comey on May 17.

•

Although the Fed continued its monetary policy normalization, the yield on the 10-year U.S. Treasury compressed by nine basis points to 2.31% in the quarter. The Fed increased the federal funds rate by 25 basis points at the June meeting, to between 1% and 1.25%, citing strength in the labor market and business spending, despite relatively weak inflation trends throughout the quarter.

•

The strongest returns in the S&P 500® Index as of June 30 came from health care (+7.10%). Increases were seen across most sectors, with notable results in industrials (+4.73%), financials (+4.25%) and information technology (+4.14%). In contrast, negative results came from telecommunication services (-7.05%) and energy (-6.36%).

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the S&P 500® Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in a diversified portfolio of equity securities of large companies located in the United States.

[3]	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

Performance Summary for the Period Ended June 30, 2017

		Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
	6-Month Total Returns	w/o sales charge	w/o sales charge	w/o sales charge
Institutional	9.26%	17.76%	14.46%	7.03%
Service	9.20	17.62	14.33	6.90
Investor A	9.13	17.47	14.18	6.76
Investor C1	8.73	16.62	13.36	5.99
Class K	9.31	17.84	14.54	7.10
S&P 500® Index	9.34	17.90	14.63	7.18

[4]	See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[5]	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,092.60	$0.57	$1,000.00	$1,024.25	$0.55	0.11%
Service	$1,000.00	$1,092.00	$1.19	$1,000.00	$1,023.65	$1.15	0.23%
Investor A	$1,000.00	$1,091.30	$1.87	$1,000.00	$1,023.01	$1.81	0.36%
Investor C1	$1,000.00	$1,087.30	$5.59	$1,000.00	$1,019.44	$5.41	1.08%
Class K	$1,000.00	$1,093.10	$0.21	$1,000.00	$1,024.60	$0.20	0.04%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to April 11, 2013, Class K Shares were an undesignated share class of the Fund.

•	Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.15% per year (but no distribution fee) and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•

Investor C1 Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.75% per year and a service fee of 0.15% per year. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain employer-sponsored retirement plans.

Prior to the inception date of April 10, 2013 for Institutional and Investor A Shares and prior to the inception date of April 19, 2013 for Service and Investor C1 Shares, the performance of the classes is based on the returns of the Class K Shares, adjusted to reflect the estimated annual fund fees and operating expenses of each respective share class of the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of administration, service and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (“BAL” or the “Administrator”), the Fund’s administrator, has contractually agreed to waive a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2017 and held through June 30, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the trans-

action or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Statement of Assets and Liabilities	iShares S&P 500 Index Fund

June 30, 2017 (Unaudited)

Assets
Investments at value — Master Portfolio (cost — $8,350,069,841)	$11,379,182,349
Receivables:
Capital shares sold	60,873,951
Withdrawals from the Master Portfolio	9,181,264

Total assets	11,449,237,564

Liabilities
Payables:
Capital shares redeemed	70,055,215
Income dividends	19,228,483
Capital gains distributions	6,671,297
Service and distribution fees	527,509
Administration fees	332,017
Professional fees	6,788
Other accrued expenses	298

Total liabilities	96,821,607

Net Assets	$11,352,415,957

Net Assets Consist of
Paid-in capital	$8,138,259,938
Distributions in excess of net investment income	(5,208,464)
Accumulated net realized gain from the Master Portfolio	190,251,975
Net unrealized appreciation (depreciation) from the Master Portfolio	3,029,112,508

Net Assets	$11,352,415,957

Institutional: Based on net assets of $3,275,159,694 and 11,336,068 shares outstanding, unlimited number of shares authorized, no par value	$288.91

Service: Based on net assets of $345,457,716 and 1,195,804 shares outstanding, unlimited number of shares authorized, no par value	$288.89

Investor A: Based on net assets of $2,163,930,581 and 7,491,571 shares outstanding, unlimited number of shares authorized, no par value	$288.85

Investor C1: Based on net assets of $42,098,877 and 145,519 shares outstanding, unlimited number of shares authorized, no par value	$289.30

Class K: Based on net assets of $5,525,769,089 and 19,122,356 shares outstanding, unlimited number of shares authorized, no par value	$288.97

See Notes to Financial Statements.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	7

Statement of Operations	iShares S&P 500 Index Fund

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$96,739,041
Dividends — affiliated	1,272,536
Securities lending income — affiliated — net	124,871
Foreign taxes withheld	(371,317)
Expenses	(2,176,705)
Fees waived	204,714

Total investment income	95,793,140

Fund Expenses
Service and distribution — class specific	3,037,886
Administration	2,170,155
Professional	5,798
Miscellaneous	4,275

Total expenses	5,218,114
Less fees waived by the Administrator	(5,798)

Total expenses after fees waived	5,212,316

Net investment income	90,580,824

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized gain from investments and futures contracts	21,743,281
Net change in unrealized depreciation on investments and futures contracts	768,383,118

Net realized and unrealized gain	790,126,399

Net Increase in Net Assets Resulting from Operations	$880,707,223

See Notes to Financial Statements.

8	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Statements of Changes in Net Assets	iShares S&P 500 Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$90,580,824	$142,808,845
Net realized gain	21,743,281	42,126,119
Net change in unrealized appreciation (depreciation)	768,383,118	671,210,484

Net increase in net assets resulting from operations	880,707,223	856,145,448

Distributions to Shareholders[1]
From net investment income:
Institutional	(33,915,237)	(77,612,557)
Service	(2,765,631)	(6,149,740)
Investor A	(14,802,853)	(26,111,994)
Investor C1	(163,652)	(761,711)
Class K	(38,392,564)	(35,292,109)
From net realized gain:
Institutional	(4,713,538)	(16,945,259)
Service	(501,033)	(1,367,207)
Investor A	(3,106,269)	(6,773,546)
Investor C1	(60,386)	(304,927)
Class K	(7,919,234)	(8,150,119)

Decrease in net assets resulting from distributions to shareholders	(106,340,397)	(179,469,169)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,759,237,724	2,089,178,602

Net Assets
Total increase in net assets	2,533,604,550	2,765,854,881
Beginning of period	8,818,811,407	6,052,956,526

End of period	$11,352,415,957	$8,818,811,407

Distributions in excess of net investment income, end of period	$(5,208,464)	$(5,749,351)

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	9

Financial Highlights	iShares S&P 500 Index Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,					Period April 10, 2013[1] to December 31, 2013
			2016		2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$267.04		$244.52		$247.36	$221.97		$190.60

Net investment income[2]	2.54		5.13		4.79	4.28		2.89
Net realized and unrealized gain (loss)	22.16		23.55		(1.71)	25.50		31.21

Net increase from investment operations	24.70		28.68		3.08	29.78		34.10

Distributions:[3]
From net investment income	(2.41)		(5.08)		(4.77)	(4.39)		(2.73)
From net realized gain	(0.42)		(1.08)		(1.15)	—		—

Total distributions	(2.83)		(6.16)		(5.92)	(4.39)		(2.73)

Net asset value, end of period	$288.91		$267.04		$244.52	$247.36		$221.97

Total Return[4]
Based on net asset value	9.26%	[5]	11.84%		1.28%	13.53%		18.03%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.11%	[7,8]	0.11%	[8]	0.11% [9]	0.14%	[8]	0.23%	[7,8]

Total expenses after fees waived	0.11%	[7,8]	0.11%	[8]	0.11% [9]	0.14%	[8]	0.23%	[7,8]

Net investment income	1.82%	[7,8]	2.04%	[8]	1.93% [9]	1.84%	[8]	1.93%	[7,8]

Supplemental Data
Net assets, end of period (000)	$3,275,160		$4,290,475		$3,247,607	$1,909,077		$1,570,760

Portfolio turnover rate of the Master Portfolio	5%		4%		2%	3%		2%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See Notes to Financial Statements.

10	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Financial Highlights (continued)	iShares S&P 500 Index Fund

	Service
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,					Period April 19, 2013[1] to December 31, 2013
			2016		2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$267.02		$244.52		$247.35	$221.97		$186.71

Net investment income[2]	2.35		4.80		4.48	3.98		2.59
Net realized and unrealized gain (loss)	22.18		23.56		(1.69)	25.50		35.22

Net increase from investment operations	24.53		28.36		2.79	29.48		37.81

Distributions:[3]
From net investment income	(2.24)		(4.78)		(4.47)	(4.10)		(2.55)
From net realized gain	(0.42)		(1.08)		(1.15)	—		—

Total distributions	(2.66)		(5.86)		(5.62)	(4.10)		(2.55)

Net asset value, end of period	$288.89		$267.02		$244.52	$247.35		$221.97

Total Return[4]
Based on net asset value	9.20%	[5]	11.71%		1.16%	13.39%		20.39%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.23%	[7,8]	0.23%	[8]	0.23% [9]	0.27%	[8]	0.35%	[7,8]

Total expenses after fees waived	0.23%	[7,8]	0.23%	[8]	0.23% [9]	0.27%	[8]	0.35%	[7,8]

Net investment income	1.68%	[7,8]	1.91%	[8]	1.81% [9]	1.71%	[8]	1.81%	[7,8]

Supplemental Data
Net assets, end of period (000)	$345,458		$332,292		$304,088	$277,856		$252,419

Portfolio turnover rate of the Master Portfolio	5%		4%		2%	3%		2%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See Notes to Financial Statements.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	11

Financial Highlights (continued)	iShares S&P 500 Index Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,					Period April 10, 2013[1] to December 31, 2013
			2016		2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$266.99		$244.52		$247.35	$221.96		$190.60

Net investment income[2]	2.16		4.49		4.16	3.68		2.50
Net realized and unrealized gain (loss)	22.19		23.53		(1.69)	25.51		31.23

Net increase from investment operations	24.35		28.02		2.47	29.19		33.73

Distributions:[3]
From net investment income	(2.07)		(4.47)		(4.15)	(3.80)		(2.37)
From net realized gain	(0.42)		(1.08)		(1.15)	—		—

Total distributions	(2.49)		(5.55)		(5.30)	(3.80)		(2.37)

Net asset value, end of period	$288.85		$266.99		$244.52	$247.35		$221.96

Total Return[4]
Based on net asset value	9.13%	[5]	11.56%		1.03%	13.25%		17.82%	[5]

Ratios to Average Net Assets[6]
Total expenses	0.36%	[7,8]	0.36%	[8]	0.36% [9]	0.39%	[8]	0.48%	[7,8]

Total expenses after fees waived	0.36%	[7,8]	0.36%	[8]	0.36% [9]	0.39%	[8]	0.48%	[7,8]

Net investment income	1.55%	[7,8]	1.79%	[8]	1.68% [9]	1.59%	[8]	1.67%	[7,8]

Supplemental Data
Net assets, end of period (000)	$2,163,931		$1,774,331		$1,281,538	$1,149,714		$1,046,428

Portfolio turnover rate of the Master Portfolio	5%		4%		2%	3%		2%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See Notes to Financial Statements.

12	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Financial Highlights (continued)	iShares S&P 500 Index Fund

	Investor C1
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,					Period April 19, 2013[1] to December 31, 2013
			2016		2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$267.07		$244.59		$247.36	$221.98		$186.71

Net investment income[2]	1.18		2.68		2.36	1.98		1.38
Net realized and unrealized gain (loss)	22.13		23.49		(1.65)	25.48		35.22

Net increase from investment operations	23.31		26.17		0.71	27.46		36.60

Distributions:[3]
From net investment income	(0.66)		(2.61)		(2.33)	(2.08)		(1.33)
From net realized gain	(0.42)		(1.08)		(1.15)	—		—

Total distributions	(1.08)		(3.69)		(3.48)	(2.08)		(1.33)

Net asset value, end of period	$289.30		$267.07		$244.59	$247.36		$221.98

Total Return[4]
Based on net asset value	8.73%	[5]	10.76%		0.30%	12.42%		19.68%	[5]

Ratios to Average Net Assets[6]
Total expenses	1.08%	[7,8]	1.08%	[8]	1.08% [9]	1.12%	[8]	1.19%	[7,8]

Total expenses after fees waived	1.08%	[7,8]	1.08%	[8]	1.08% [9]	1.12%	[8]	1.19%	[7,8]

Net investment income	0.85%	[7,8]	1.07%	[8]	0.95% [9]	0.85%	[8]	0.97%	[7,8]

Supplemental Data
Net assets, end of period (000)	$42,099		$74,259		$74,558	$79,476		$77,040

Portfolio turnover rate of the Master Portfolio	5%		4%		2%	3%		2%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[9]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See Notes to Financial Statements.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	13

Financial Highlights (concluded)	iShares S&P 500 Index Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014		2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$267.08		$244.56		$247.39	$221.99		$171.12		$150.57

Net investment income[1]	2.60		5.32		4.97	4.44		3.91		3.57
Net realized and unrealized gain (loss)	22.21		23.53		(1.72)	25.51		50.74		20.23

Net increase from investment operations	24.81		28.85		3.25	29.95		54.65		23.80

Distributions:[2]
From net investment income	(2.50)		(5.25)		(4.93)	(4.55)		(3.78)		(3.25)
From net realized gain	(0.42)		(1.08)		(1.15)	—		—		—

Total distributions	(2.92)		(6.33)		(6.08)	(4.55)		(3.78)		(3.25)

Net asset value, end of period	$288.97		$267.08		$244.56	$247.39		$221.99		$171.12

Total Return[3]
Based on net asset value	9.31%	[4]	11.92%		1.35%	13.61%		32.21%		15.85%

Ratios to Average Net Assets[5]
Total expenses	0.04%	[6,7]	0.04%	[7]	0.04% [8]	0.07%	[7]	0.17%	[7]	0.26%	[8]

Total expenses after fees waived	0.04%	[6,7]	0.04%	[7]	0.04% [8]	0.07%	[7]	0.16%	[7]	0.18%	[8]

Net investment income	1.86%	[6,7]	2.11%	[7]	2.00% [8]	1.91%	[7]	1.96%	[7]	2.15%	[8]

Supplemental Data
Net assets, end of period (000)	$5,525,769		$2,347,455		$1,145,165	$923,271		$826,342		$380,066

Portfolio turnover rate of the Master Portfolio	5%		4%		2%	3%		2%		10%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

See Notes to Financial Statements.

14	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (Unaudited)	iShares S&P 500 Index Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. iShares S&P 500 Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2017, the percentage of the Master Portfolio owned by the Fund was 92.4%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Service, Investor A and Investor C1 Shares bear certain expenses related to shareholder servicing of such shares, and Investor C1 Shares also bears certain expenses related to the distribution of such shares. Institutional, Service and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge and generally available through financial intermediaries. Investor C1 Shares are sold without a sales charge and only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Service Shares	No	No	None
Investor A Shares	No	No	None
Investor C1 Shares	No	No	None
Class K Shares	No	No	None

On February 24, 2017, the Board approved a proposal to change the name of BlackRock S&P 500 Index Fund to iShares S&P 500 Index Fund, which was effective on June 19, 2017.

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	15

Notes to Financial Statements (continued)	iShares S&P 500 Index Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays BAL a monthly fee at an annual rate based upon the average daily net assets of the relevant share class of the Fund as follows:

	Institutional	Service	Investor A	Investor C1	Class K
Rate	0.07%	0.04%	0.07%	0.14%	0.00%

The Fund does not pay an investment advisory fee or investment management fee.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2017, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Service	Investor A	Investor C1	Total
$1,363,853	$68,874	$689,509	$47,919	$2,170,155

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BAL. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service	Investor A	Investor C1
Service Fee	0.15%	0.25%	0.15%
Distribution Fee	—	—	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2017, the following table shows the class specific servicing and distribution fees borne directly by each share class of the Fund:

Service	Investor A	Investor C1	Total
$258,375	$2,471,979	$307,532	$3,037,886

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses through April 30, 2018. For the six months ended June 30, 2017, the amount waived was $5,798.

16	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	iShares S&P 500 Index Fund

Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of December 31, 2016, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,
2017	$21,080,621
2018	29,366,509

Total	$50,447,130

During the year ended December 31, 2016, the Fund utilized $20,420,292 of its respective capital loss carryforward.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,141,854	$882,893,352	7,834,419	$1,960,467,166
Shares issued to shareholders in reinvestment of distributions	132,905	37,893,634	360,684	93,003,151
Shares redeemed	(8,005,758)	(2,255,090,228)	(5,409,420)	(1,366,728,062)

Net increase (decrease)	(4,730,999)	$(1,334,303,242)	2,785,683	$686,742,255

Service
Shares sold	232,781	$65,498,165	425,193	$106,502,114
Shares issued to shareholders in reinvestment of distributions	11,249	3,214,164	28,746	7,401,447
Shares redeemed	(292,685)	(82,762,114)	(453,090)	(113,816,922)

Net increase (decrease)	(48,655)	$(14,049,785)	849	$86,639

Investor A
Shares sold	2,107,948	$593,603,975	2,899,651	$737,498,755
Shares issued to shareholders in reinvestment of distributions	60,491	17,297,031	121,980	31,522,882
Shares redeemed	(1,322,571)	(372,876,025)	(1,616,995)	(404,726,481)

Net increase	845,868	$238,024,981	1,404,636	$364,295,156

Investor C1
Shares sold	816	$237,736	8	$2,205
Shares issued to shareholders in reinvestment of distributions	721	205,184	3,671	946,683
Shares redeemed	(134,064)	(38,503,904)	(30,456)	(7,730,656)

Net decrease	(132,527)	$(38,060,984)	(26,777)	$(6,781,768)

Class K
Shares sold	11,748,801	$3,308,486,136	5,395,765	$1,369,169,350
Shares issued to shareholders in reinvestment of distributions	142,875	40,974,133	145,577	37,722,202
Shares redeemed	(1,558,546)	(441,833,515)	(1,434,708)	(362,055,232)

Net increase	10,333,130	$2,907,626,754	4,106,634	$1,044,836,320

Total Net Increase	6,266,817	$1,759,237,724	8,271,025	$2,089,178,602

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	17

Notes to Financial Statements (concluded)	iShares S&P 500 Index Fund

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Master Portfolio Information	S&P 500 Index Master Portfolio

As of June 30, 2017

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	4%
Microsoft Corp.	3
Amazon.com, Inc.	2
Facebook, Inc.	2
Johnson & Johnson	2
Exxon Mobil Corp.	2
JPMorgan Chase & Co.	2
Berkshire Hathaway, Inc.	2
Alphabet, Inc., Class A	1
Alphabet, Inc., Class C	1

Sector Allocation	Percent of Net Assets
Information Technology	22%
Financials	15
Health Care	14
Consumer Discretionary	12
Industrials	10
Consumer Staples	9
Energy	6
Utilities	3
Real Estate	3
Materials	3
Telecommunication Services	2
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	19

Schedule of Investments June 30, 2017 (Unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
Arconic, Inc.	257,077	$5,822,794
Boeing Co.	328,387	64,938,529
General Dynamics Corp.	165,973	32,879,251
L3 Technologies, Inc.	45,950	7,677,326
Lockheed Martin Corp.	145,668	40,438,894
Northrop Grumman Corp.	102,170	26,228,061
Raytheon Co.	170,306	27,501,013
Rockwell Collins, Inc.	95,177	10,001,199
Textron, Inc.	154,558	7,279,682
TransDigm Group, Inc.	28,666	7,707,427
United Technologies Corp.	435,919	53,230,069

		283,704,245
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	82,640	5,675,715
Expeditors International of Washington, Inc.	103,307	5,834,779
FedEx Corp.	143,962	31,287,262
United Parcel Service, Inc., Class B	403,200	44,589,888

		87,387,644
Airlines — 0.6%
Alaska Air Group, Inc.	71,558	6,423,046
American Airlines Group, Inc.	288,441	14,514,351
Delta Air Lines, Inc.	431,127	23,168,765
Southwest Airlines Co.	352,499	21,904,288
United Continental Holdings, Inc. (a)	165,201	12,431,375

		78,441,825
Auto Components — 0.4%
BorgWarner, Inc.	117,358	4,971,285
Delphi Automotive PLC	156,520	13,718,978
Goodyear Tire & Rubber Co.	146,534	5,122,828
Johnson Controls International PLC	548,519	23,783,784

		47,596,875
Automobiles — 0.5%
Ford Motor Co.	2,282,947	25,546,177
General Motors Co.	802,386	28,027,343
Harley-Davidson, Inc.	100,929	5,452,184

		59,025,704
Banks — 6.4%
Bank of America Corp.	5,820,770	141,211,880
BB&T Corp.	474,774	21,559,487
Citigroup, Inc.	1,610,331	107,698,937
Citizens Financial Group, Inc.	296,166	10,567,203
Comerica, Inc.	102,398	7,499,630
Fifth Third Bancorp	438,462	11,382,474
Huntington Bancshares, Inc.	636,528	8,605,859
JPMorgan Chase & Co.	2,078,563	189,980,658
KeyCorp	640,380	12,000,721
M&T Bank Corp.	90,496	14,655,827
PNC Financial Services Group, Inc. (b)	283,099	35,350,572
Regions Financial Corp.	702,941	10,291,056
SunTrust Banks, Inc.	284,568	16,140,697
U.S. Bancorp	927,311	48,145,987
Wells Fargo & Co.	2,631,463	145,809,365
Zions Bancorporation	118,421	5,199,866

		786,100,219
Beverages — 2.1%
Brown-Forman Corp., Class B	102,671	4,989,811
Coca-Cola Co.	2,250,490	100,934,476
Constellation Brands, Inc., Class A	100,771	19,522,366
Dr. Pepper Snapple Group, Inc.	106,715	9,722,804
Molson Coors Brewing Co., Class B	108,560	9,373,070
Monster Beverage Corp. (a)	236,993	11,773,812
PepsiCo, Inc.	836,323	96,586,943

		252,903,282

Common Stocks	Shares	Value
Biotechnology — 2.9%
AbbVie, Inc.	931,075	$67,512,248
Alexion Pharmaceuticals, Inc. (a)	132,250	16,090,857
Amgen, Inc.	430,490	74,143,293
Biogen, Inc. (a)	124,952	33,906,975
Celgene Corp. (a)	456,677	59,308,642
Gilead Sciences, Inc.	764,344	54,100,268
Incyte Corp. (a)	99,258	12,497,575
Regeneron Pharmaceuticals, Inc. (a)	44,555	21,882,743
Vertex Pharmaceuticals, Inc. (a)	145,634	18,767,853

		358,210,454
Building Products — 0.1%
Allegion PLC	55,592	4,509,623
Fortune Brands Home & Security, Inc.	88,648	5,783,396
Masco Corp.	185,105	7,072,862

		17,365,881
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	32,950	5,465,087
Ameriprise Financial, Inc.	89,819	11,433,061
Bank of New York Mellon Corp.	608,108	31,025,670
BlackRock, Inc. (b)	70,927	29,960,274
Charles Schwab Corp.	711,242	30,554,956
CME Group, Inc.	198,854	24,904,475
E*Trade Financial Corp. (a)	160,015	6,085,370
Franklin Resources, Inc.	202,646	9,076,514
Goldman Sachs Group, Inc.	214,062	47,500,358
Invesco Ltd.	234,686	8,258,600
Morgan Stanley	832,529	37,097,492
Northern Trust Corp.	126,289	12,276,554
Raymond James Financial, Inc.	74,775	5,998,451
State Street Corp.	207,992	18,663,122
T. Rowe Price Group, Inc.	142,590	10,581,604

		288,881,588
Chemicals — 2.1%
Air Products & Chemicals, Inc.	127,429	18,229,993
Albemarle Corp.	65,091	6,869,704
CF Industries Holdings, Inc.	138,621	3,875,843
Dow Chemical Co.	657,480	41,467,264
E.I. du Pont de Nemours & Co.	506,843	40,907,299
Eastman Chemical Co.	85,259	7,160,903
Ecolab, Inc.	152,722	20,273,846
FMC Corp.	76,740	5,605,857
International Flavors & Fragrances, Inc.	45,289	6,114,015
LyondellBasell Industries NV, Class A	193,183	16,302,713
Monsanto Co.	256,872	30,403,370
Mosaic Co.	207,653	4,740,718
PPG Industries, Inc.	150,801	16,582,078
Praxair, Inc.	167,308	22,176,675
Sherwin-Williams Co.	47,397	16,634,451

		257,344,729
Commercial Services & Supplies — 0.3%
Cintas Corp.	50,781	6,400,437
Iron Mountain, Inc. (c)	141,367	4,857,370
Republic Services, Inc.	136,001	8,667,344
Stericycle, Inc. (a)(c)	49,455	3,774,406
Waste Management, Inc.	237,661	17,432,434

		41,131,991
Communications Equipment — 1.0%
Cisco Systems, Inc.	2,924,816	91,546,741
F5 Networks, Inc. (a)	37,904	4,816,082
Harris Corp.	70,710	7,713,047
Juniper Networks, Inc.	223,770	6,238,708
Motorola Solutions, Inc.	94,657	8,210,548

		118,525,126

See Notes to Financial Statements.

20	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Construction & Engineering — 0.1%
Fluor Corp.	82,221	$3,764,077
Jacobs Engineering Group, Inc.	70,035	3,809,204
Quanta Services, Inc. (a)	88,806	2,923,494

		10,496,775
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	37,045	8,245,476
Vulcan Materials Co.	77,279	9,789,704

		18,035,180
Consumer Finance — 0.7%
American Express Co.	439,060	36,986,415
Capital One Financial Corp.	282,259	23,320,239
Discover Financial Services	223,565	13,903,507
Navient Corp.	168,799	2,810,503
Synchrony Financial	453,215	13,514,871

		90,535,535
Containers & Packaging — 0.2%
Avery Dennison Corp.	53,389	4,717,986
Ball Corp.	205,558	8,676,603
Sealed Air Corp.	112,730	5,045,795
WestRock Co.	148,512	8,414,690

		26,855,074
Distributors — 0.1%
Genuine Parts Co.	85,536	7,934,320
LKQ Corp. (a)	180,654	5,952,549

		13,886,869
Diversified Consumer Services — 0.0%
H&R Block, Inc.	122,375	3,782,611
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (a)	1,111,412	188,239,850
CBOE Holdings, Inc.	53,363	4,877,378
Intercontinental Exchange, Inc.	346,300	22,828,096
Leucadia National Corp.	188,762	4,938,014
Moody’s Corp.	97,410	11,852,849
Nasdaq, Inc.	67,399	4,818,355
S&P Global, Inc.	150,857	22,023,613

		259,578,155
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	3,597,366	135,728,619
CenturyLink, Inc.	322,148	7,692,894
Level 3 Communications, Inc. (a)	172,462	10,226,997
Verizon Communications, Inc.	2,386,586	106,584,931

		260,233,441
Electric Utilities — 1.8%
American Electric Power Co., Inc.	287,848	19,996,801
Duke Energy Corp.	409,655	34,243,061
Edison International	190,759	14,915,446
Entergy Corp.	105,205	8,076,588
Eversource Energy	186,194	11,303,838
Exelon Corp.	540,901	19,510,299
FirstEnergy Corp.	255,113	7,439,095
NextEra Energy, Inc.	274,035	38,400,524
Pinnacle West Capital Corp.	66,548	5,667,228
PPL Corp.	399,370	15,439,644
Southern Co.	582,159	27,873,773
Xcel Energy, Inc.	297,260	13,638,289

		216,504,586
Electrical Equipment — 0.6%
Acuity Brands, Inc.	26,295	5,345,248
AMETEK, Inc.	135,148	8,185,914
Eaton Corp. PLC	262,230	20,409,361

Common Stocks	Shares	Value
Electrical Equipment (continued)
Emerson Electric Co.	376,860	$22,468,393
Rockwell Automation, Inc.	75,331	12,200,609

		68,609,525
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	177,720	13,119,290
Corning, Inc.	537,724	16,158,606
FLIR Systems, Inc.	81,968	2,841,011
TE Connectivity Ltd.	207,603	16,334,204

		48,453,111
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	250,848	13,673,725
Halliburton Co.	506,309	21,624,457
Helmerich & Payne, Inc.	63,592	3,455,589
National Oilwell Varco, Inc.	221,105	7,283,199
Schlumberger Ltd.	811,751	53,445,686
TechnipFMC PLC (a)	272,522	7,412,598
Transocean Ltd. (a)	238,164	1,960,090

		108,855,344
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	256,318	40,992,938
CVS Health Corp.	595,801	47,938,148
Kroger Co.	534,206	12,457,684
Sysco Corp.	288,635	14,527,000
Wal-Mart Stores, Inc.	864,472	65,423,241
Walgreens Boots Alliance, Inc.	499,490	39,115,062
Whole Foods Market, Inc.	190,010	8,001,321

		228,455,394
Food Products — 1.3%
Archer-Daniels-Midland Co.	333,774	13,811,568
Campbell Soup Co.	112,425	5,862,964
Conagra Brands, Inc.	233,850	8,362,476
General Mills, Inc.	337,301	18,686,475
Hershey Co.	82,153	8,820,768
Hormel Foods Corp.	154,840	5,281,592
J.M. Smucker Co.	67,617	8,001,120
Kellogg Co.	148,231	10,296,125
Kraft Heinz Co.	349,383	29,921,160
McCormick & Co., Inc.	65,041	6,342,148
Mondelez International, Inc., Class A	887,888	38,347,883
Tyson Foods, Inc., Class A	168,648	10,562,424

		164,296,703
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	1,014,698	49,324,470
Align Technology, Inc. (a)	43,970	6,600,776
Baxter International, Inc.	285,264	17,269,883
Becton Dickinson & Co.	133,003	25,950,215
Boston Scientific Corp. (a)	800,430	22,187,920
C.R. Bard, Inc.	42,372	13,394,213
Cooper Cos., Inc.	29,002	6,943,659
Dentsply Sirona, Inc.	132,068	8,563,289
Edwards Lifesciences Corp. (a)	122,646	14,501,663
Hologic, Inc. (a)	163,915	7,438,463
IDEXX Laboratories, Inc. (a)	51,887	8,375,600
Intuitive Surgical, Inc. (a)	21,560	20,166,577
Medtronic PLC	800,751	71,066,651
Stryker Corp.	181,557	25,196,480
Varian Medical Systems, Inc. (a)(c)	54,702	5,644,699
Zimmer Biomet Holdings, Inc.	117,593	15,098,941

		317,723,499
Health Care Providers & Services — 2.8%
Aetna, Inc.	194,042	29,461,397
AmerisourceBergen Corp.	97,665	9,232,272

See Notes to Financial Statements.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	21

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Anthem, Inc.	155,006	$29,161,279
Cardinal Health, Inc.	185,252	14,434,836
Centene Corp. (a)	100,454	8,024,266
Cigna Corp.	149,656	25,050,918
DaVita, Inc. (a)	90,527	5,862,529
Envision Healthcare Corp. (a)	69,123	4,331,938
Express Scripts Holding Co. (a)	346,953	22,149,479
HCA Holdings, Inc. (a)	167,097	14,570,858
Henry Schein, Inc. (a)	45,739	8,371,152
Humana, Inc.	85,952	20,681,770
Laboratory Corp. of America Holdings (a)	59,775	9,213,718
McKesson Corp.	123,296	20,287,124
Patterson Cos., Inc.	47,484	2,229,374
Quest Diagnostics, Inc.	79,149	8,798,203
UnitedHealth Group, Inc.	563,839	104,547,027
Universal Health Services, Inc., Class B	52,271	6,381,244

		342,789,384
Health Care Technology — 0.1%
Cerner Corp. (a)(c)	171,729	11,414,827
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	245,198	16,077,633
Chipotle Mexican Grill, Inc. (a)	16,757	6,972,588
Darden Restaurants, Inc.	71,132	6,433,178
Hilton Worldwide Holdings, Inc.	119,155	7,369,737
Marriott International, Inc., Class A	183,043	18,361,043
McDonald’s Corp.	476,905	73,042,770
Royal Caribbean Cruises Ltd.	97,088	10,604,922
Starbucks Corp.	847,303	49,406,238
Wyndham Worldwide Corp.	60,914	6,116,375
Wynn Resorts Ltd.	46,264	6,204,927
Yum! Brands, Inc.	194,942	14,378,922

		214,968,333
Household Durables — 0.5%
D.R. Horton, Inc.	199,014	6,879,914
Garmin Ltd.	67,037	3,420,898
Leggett & Platt, Inc.	77,738	4,083,577
Lennar Corp., Class A	118,127	6,298,532
Mohawk Industries, Inc. (a)	36,943	8,928,754
Newell Brands, Inc.	282,421	15,143,414
PulteGroup, Inc.	164,364	4,031,849
Whirlpool Corp.	43,002	8,240,043

		57,026,981
Household Products — 1.7%
Church & Dwight Co., Inc.	147,531	7,653,908
Clorox Co.	75,437	10,051,226
Colgate-Palmolive Co.	516,676	38,301,192
Kimberly-Clark Corp.	207,510	26,791,616
Procter & Gamble Co.	1,496,640	130,432,176

		213,230,118
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	388,222	4,313,146
NRG Energy, Inc.	185,657	3,197,014

		7,510,160
Industrial Conglomerates — 2.6%
3M Co.	349,645	72,792,593
Danaher Corp.	357,332	30,155,247
General Electric Co.	5,093,617	137,578,595
Honeywell International, Inc.	446,112	59,462,268
Roper Technologies, Inc.	59,688	13,819,563

		313,808,266
Insurance — 2.7%
Aflac, Inc.	232,215	18,038,461

Common Stocks	Shares	Value
Insurance (continued)
Allstate Corp.	213,614	$18,892,022
American International Group, Inc.	514,431	32,162,226
Aon PLC	153,477	20,404,767
Arthur J Gallagher & Co.	105,008	6,011,708
Assurant, Inc.	31,301	3,245,601
Chubb Ltd.	273,509	39,762,739
Cincinnati Financial Corp.	87,398	6,331,985
Everest Re Group Ltd.	23,935	6,093,612
Hartford Financial Services Group, Inc.	212,637	11,178,327
Lincoln National Corp.	130,619	8,827,232
Loews Corp.	163,488	7,652,873
Marsh & McLennan Cos., Inc.	301,791	23,527,626
MetLife, Inc.	631,519	34,695,654
Principal Financial Group, Inc.	154,975	9,929,248
Progressive Corp.	340,425	15,009,338
Prudential Financial, Inc.	250,850	27,126,919
Torchmark Corp.	64,505	4,934,633
Travelers Cos., Inc.	163,796	20,725,108
Unum Group	134,379	6,266,093
Willis Towers Watson PLC	74,331	10,812,187
XL Group Ltd.	153,302	6,714,628

		338,342,987
Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc. (a)	232,102	224,674,736
Expedia, Inc.	71,880	10,706,526
Netflix, Inc. (a)(c)	252,205	37,681,949
Priceline Group, Inc. (a)(c)	28,768	53,811,119
TripAdvisor, Inc. (a)(c)	62,850	2,400,870

		329,275,200
Internet Software & Services — 4.5%
Akamai Technologies, Inc. (a)	102,106	5,085,900
Alphabet, Inc., Class A (a)	174,172	161,924,225
Alphabet, Inc., Class C (a)	174,536	158,606,099
eBay, Inc. (a)	588,662	20,556,077
Facebook, Inc., Class A (a)	1,382,933	208,795,224
VeriSign, Inc. (a)(c)	51,526	4,789,857

		559,757,382
IT Services — 3.8%
Accenture PLC, Class A	362,921	44,886,069
Alliance Data Systems Corp.	32,356	8,305,462
Automatic Data Processing, Inc.	261,932	26,837,553
Cognizant Technology Solutions Corp., Class A	348,344	23,130,042
CSRA, Inc.	80,926	2,569,401
DXC Technology Co.	167,064	12,817,150
Fidelity National Information Services, Inc.	193,540	16,528,316
Fiserv, Inc. (a)	123,977	15,167,346
Gartner, Inc. (a)	52,808	6,522,316
Global Payments, Inc. (c)	88,629	8,004,971
International Business Machines Corp.	500,170	76,941,151
Mastercard, Inc., Class A	548,803	66,652,124
Paychex, Inc.	187,288	10,664,179
PayPal Holdings, Inc. (a)	653,517	35,074,257
Total System Services, Inc.	95,404	5,557,283
Visa, Inc., Class A	1,080,207	101,301,812
Western Union Co.	278,703	5,309,292

		466,268,724
Leisure Products — 0.1%
Hasbro, Inc.	66,185	7,380,290
Mattel, Inc.	198,376	4,271,035

		11,651,325
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	188,189	11,161,490
Illumina, Inc. (a)	85,692	14,869,276

See Notes to Financial Statements.

22	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc. (a)	15,258	$8,979,943
PerkinElmer, Inc.	65,522	4,464,669
Thermo Fisher Scientific, Inc.	228,859	39,929,030
Waters Corp. (a)	46,791	8,602,057

		88,006,465
Machinery — 1.6%
Caterpillar, Inc.	344,496	37,019,540
Cummins, Inc.	90,384	14,662,092
Deere & Co.	171,979	21,254,885
Dover Corp.	92,089	7,387,380
Flowserve Corp.	76,248	3,540,195
Fortive Corp.	177,788	11,262,870
Illinois Tool Works, Inc.	181,967	26,066,773
Ingersoll-Rand PLC	149,367	13,650,650
PACCAR, Inc.	205,216	13,552,465
Parker Hannifin Corp.	78,000	12,465,960
Pentair PLC	97,664	6,498,562
Snap-on, Inc.	34,277	5,415,766
Stanley Black & Decker, Inc.	89,513	12,597,164
Xylem, Inc.	104,012	5,765,385

		191,139,687
Media — 3.1%
CBS Corp., Class B	215,359	13,735,597
Charter Communications, Inc., Class A (a)	126,210	42,513,839
Comcast Corp., Class A	2,769,161	107,775,746
Discovery Communications, Inc., Class A (a)(c)	87,189	2,252,092
Discovery Communications, Inc., Class C (a)	122,201	3,080,687
DISH Network Corp., Class A (a)	132,510	8,316,328
IHS Markit Ltd. (a)	186,762	8,224,999
Interpublic Group of Cos., Inc.	227,431	5,594,803
News Corp., Class A	236,359	3,238,118
News Corp., Class B	53,983	763,859
Omnicom Group, Inc.	136,243	11,294,545
Scripps Networks Interactive, Inc., Class A	56,495	3,859,173
Time Warner, Inc.	454,055	45,591,663
Twenty-First Century Fox, Inc., Class A	604,492	17,131,303
Twenty-First Century Fox, Inc., Class B	294,904	8,218,974
Viacom, Inc., Class B	205,754	6,907,162
Walt Disney Co.	851,305	90,451,156

		378,950,044
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. (a)	783,138	9,405,487
Newmont Mining Corp.	311,607	10,092,951
Nucor Corp.	186,896	10,815,672

		30,314,110
Multi-Utilities — 1.2%
Alliant Energy Corp.	131,785	5,293,803
Ameren Corp.	143,037	7,819,833
CenterPoint Energy, Inc.	251,857	6,895,845
CMS Energy Corp.	161,532	7,470,855
Consolidated Edison, Inc.	178,992	14,466,133
Dominion Resources, Inc.	368,350	28,226,661
DTE Energy Co.	105,258	11,135,244
NiSource, Inc.	181,090	4,592,442
PG&E Corp.	298,844	19,834,276
Public Service Enterprise Group, Inc.	296,616	12,757,454
SCANA Corp.	83,884	5,621,067
Sempra Energy	146,910	16,564,103
WEC Energy Group, Inc.	184,908	11,349,653

		152,027,369
Multiline Retail — 0.4%
Dollar General Corp.	146,260	10,543,883
Dollar Tree, Inc. (a)	138,743	9,700,910

Common Stocks	Shares	Value
Multiline Retail (continued)
Kohl’s Corp.	104,567	$4,043,606
Macy’s, Inc.	176,133	4,093,331
Nordstrom, Inc.	63,193	3,022,521
Target Corp.	321,402	16,806,111

		48,210,362
Oil, Gas & Consumable Fuels — 5.1%
Anadarko Petroleum Corp.	327,280	14,838,875
Apache Corp.	222,433	10,661,214
Cabot Oil & Gas Corp.	275,949	6,920,801
Chesapeake Energy Corp. (a)(c)	460,294	2,287,661
Chevron Corp.	1,108,298	115,628,730
Cimarex Energy Co.	55,021	5,172,524
Concho Resources, Inc. (a)	86,557	10,519,272
ConocoPhillips	723,181	31,791,037
Devon Energy Corp.	306,634	9,803,089
EOG Resources, Inc.	337,554	30,555,388
EQT Corp. (c)	99,368	5,821,971
Exxon Mobil Corp.	2,478,778	200,111,748
Hess Corp.	157,721	6,919,220
Kinder Morgan, Inc.	1,122,188	21,501,122
Marathon Oil Corp.	503,091	5,961,628
Marathon Petroleum Corp.	303,163	15,864,520
Murphy Oil Corp.	98,829	2,532,987
Newfield Exploration Co. (a)(c)	116,858	3,325,779
Noble Energy, Inc.	265,235	7,506,151
Occidental Petroleum Corp.	446,976	26,760,453
ONEOK, Inc.	222,167	11,588,231
Phillips 66	256,499	21,209,902
Pioneer Natural Resources Co.	99,449	15,870,072
Range Resources Corp. (c)	113,553	2,631,023
Tesoro Corp.	89,074	8,337,327
Valero Energy Corp.	260,033	17,541,826
Williams Cos., Inc.	486,611	14,734,581

		626,397,132
Paper & Forest Products — 0.1%
International Paper Co.	240,926	13,638,821
Personal Products — 0.1%
Coty, Inc., Class A	274,000	5,140,240
Estee Lauder Cos., Inc., Class A	130,951	12,568,677

		17,708,917
Pharmaceuticals — 5.0%
Allergan PLC	196,436	47,751,627
Bristol-Myers Squibb Co.	963,549	53,688,951
Eli Lilly & Co.	568,084	46,753,313
Johnson & Johnson	1,576,225	208,518,805
Mallinckrodt PLC (a)	58,015	2,599,652
Merck & Co., Inc.	1,600,274	102,561,561
Mylan NV (a)	270,338	10,494,521
Perrigo Co. PLC	83,450	6,302,144
Pfizer, Inc.	3,490,930	117,260,339
Zoetis, Inc.	286,982	17,901,937

		613,832,850
Professional Services — 0.2%
Equifax, Inc.	69,631	9,568,692
Nielsen Holdings PLC	196,435	7,594,177
Robert Half International, Inc.	74,783	3,584,349
Verisk Analytics, Inc. (a)(c)	89,554	7,555,671

		28,302,889
Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc. (c)	53,370	6,429,484
American Tower Corp.	248,674	32,904,544
Apartment Investment & Management Co., Class A	91,141	3,916,329
AvalonBay Communities, Inc. (c)	80,708	15,509,656

See Notes to Financial Statements.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	23

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Boston Properties, Inc.	89,806	$11,047,934
Crown Castle International Corp. (c)	214,253	21,463,865
Digital Realty Trust, Inc.	93,768	10,591,096
Equinix, Inc.	45,593	19,566,692
Equity Residential	214,777	14,138,770
Essex Property Trust, Inc.	38,113	9,805,331
Extra Space Storage, Inc. (c)	72,429	5,649,462
Federal Realty Investment Trust	42,469	5,367,657
GGP, Inc. (c)	343,992	8,104,451
HCP, Inc.	275,244	8,796,798
Host Hotels & Resorts, Inc.	434,468	7,937,730
Kimco Realty Corp.	249,356	4,575,683
Macerich Co.	70,169	4,074,012
Mid-America Apartment Communities, Inc.	66,350	6,991,963
Prologis, Inc.	310,051	18,181,391
Public Storage	87,489	18,244,081
Realty Income Corp.	160,650	8,864,667
Regency Centers Corp.	86,603	5,424,812
Simon Property Group, Inc.	183,163	29,628,447
SL Green Realty Corp.	58,685	6,208,873
UDR, Inc. (c)	154,243	6,010,850
Ventas, Inc.	207,422	14,411,681
Vornado Realty Trust	101,338	9,515,638
Welltower, Inc.	214,095	16,025,011
Weyerhaeuser Co. (c)	437,856	14,668,176

		344,055,084
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	174,809	6,363,048
Road & Rail — 0.9%
CSX Corp.	539,619	29,441,613
JB Hunt Transport Services, Inc.	50,885	4,649,871
Kansas City Southern	62,228	6,512,160
Norfolk Southern Corp.	169,438	20,620,604
Union Pacific Corp.	472,381	51,447,015

		112,671,263
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc. (a)(c)	453,592	5,660,828
Analog Devices, Inc.	214,758	16,708,172
Applied Materials, Inc.	628,640	25,969,118
Broadcom Ltd.	234,850	54,731,793
Intel Corp.	2,755,026	92,954,577
KLA-Tencor Corp.	91,720	8,393,297
Lam Research Corp.	94,656	13,387,198
Microchip Technology, Inc.	134,244	10,360,952
Micron Technology, Inc. (a)(c)	608,197	18,160,762
NVIDIA Corp.	348,080	50,318,445
Qorvo, Inc. (a)(c)	73,781	4,671,813
QUALCOMM, Inc.	864,295	47,726,370
Skyworks Solutions, Inc.	107,948	10,357,611
Texas Instruments, Inc.	583,231	44,867,961
Xilinx, Inc.	145,689	9,370,717

		413,639,614
Software — 4.8%
Activision Blizzard, Inc.	405,422	23,340,145
Adobe Systems, Inc. (a)	289,353	40,926,088
ANSYS, Inc. (a)(c)	49,472	6,019,753
Autodesk, Inc. (a)	113,391	11,432,081
CA, Inc.	183,640	6,330,071
Citrix Systems, Inc. (a)	88,964	7,079,755
Electronic Arts, Inc. (a)	181,209	19,157,416
Intuit, Inc.	142,332	18,903,113
Microsoft Corp.	4,516,552	311,325,929
Oracle Corp.	1,756,823	88,087,105
Red Hat, Inc. (a)	105,055	10,059,016

Common Stocks	Shares	Value
Software (continued)
salesforce.com, Inc. (a)	390,888	$33,850,901
Symantec Corp.	355,553	10,044,372
Synopsys, Inc. (a)	87,886	6,409,526

		592,965,271
Specialty Retail — 2.2%
Advance Auto Parts, Inc. (c)	42,609	4,967,783
AutoNation, Inc. (a)(c)	41,821	1,763,173
AutoZone, Inc. (a)(c)	16,498	9,411,449
Bed Bath & Beyond, Inc.	82,376	2,504,230
Best Buy Co., Inc.	153,821	8,818,558
CarMax, Inc. (a)(c)	110,295	6,955,203
Foot Locker, Inc.	76,660	3,777,805
Gap, Inc.	129,253	2,842,274
Home Depot, Inc.	699,520	107,306,368
L Brands, Inc.	142,660	7,687,947
Lowe’s Cos., Inc.	501,878	38,910,601
O’Reilly Automotive, Inc. (a)	53,204	11,637,843
Ross Stores, Inc.	230,260	13,292,910
Signet Jewelers Ltd.	42,346	2,677,961
Staples, Inc.	384,957	3,876,517
Tiffany & Co.	61,753	5,796,754
TJX Cos., Inc.	377,089	27,214,513
Tractor Supply Co.	76,121	4,126,520
Ulta Salon Cosmetics & Fragrance, Inc. (a)	33,808	9,714,391

		273,282,800
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	3,048,322	439,019,334
Hewlett Packard Enterprise Co.	973,613	16,152,240
HP, Inc.	985,005	17,217,887
NetApp, Inc.	156,153	6,253,928
Seagate Technology PLC	175,866	6,814,808
Western Digital Corp.	170,447	15,101,604
Xerox Corp.	127,600	3,665,948

		504,225,749
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	163,808	7,754,671
Hanesbrands, Inc.	221,534	5,130,727
Michael Kors Holdings Ltd. (a)	90,090	3,265,762
NIKE, Inc., Class B	774,061	45,669,599
PVH Corp.	46,942	5,374,859
Ralph Lauren Corp.	31,377	2,315,623
Under Armour, Inc., Class A (a)(c)	103,468	2,251,464
Under Armour, Inc., Class C (a)(c)	105,511	2,127,102
VF Corp.	190,515	10,973,664

		84,863,471
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	193,280	3,413,325
Tobacco — 1.8%
Altria Group, Inc.	1,130,431	84,183,196
Philip Morris International, Inc.	908,631	106,718,711
Reynolds American, Inc.	484,543	31,514,677

		222,416,584
Trading Companies & Distributors — 0.2%
Fastenal Co.	168,859	7,350,432
United Rentals, Inc. (a)	48,462	5,462,152
W.W. Grainger, Inc.	31,463	5,680,016

		18,492,600
Water Utilities — 0.1%
American Water Works Co., Inc.	104,989	8,183,893
Total Long-Term Investments (Cost — $8,048,340,677) — 98.7%		12,152,066,400

See Notes to Financial Statements.

24	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (b)(d)(e)	82,481,908	$82,506,653
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (b)(d)	178,534,143	178,534,143
Total Short-Term Securities (Cost — $261,034,596) — 2.1%		261,040,796
Total Investments (Cost — $8,309,375,273) — 100.8%		12,413,107,196
Liabilities in Excess of Other Assets — (0.8)%		(102,574,688)

Net Assets — 100.0%		$12,310,532,508

Notes to Schedule of Investments

(a)	Non-income producing security.

(d)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	60,705	10,222		—	70,927	$29,960,274	$335,460		—	$2,909,579
BlackRock Cash Funds: Institutional, SL Agency Shares	67,939,998	14,541,910	[1]	—	82,481,908	82,506,653	136,620	[2]	$2,754	(1,474)
BlackRock Cash Funds: Treasury, SL Agency Shares	485,190,196	—		(306,656,053)[3]	178,534,143	178,534,143	758,597		—	—
PNC Financial Services Group, Inc.	242,967	40,132		—	283,099	35,350,572	283,147		—	$2,037,570
Total						$326,351,642	$1,513,824		$2,754	$4,945,675

[1] Represents net shares purchased.

[2]    Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares sold.

(c)	Security, or a portion of the security, is on loan.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1,556	S&P 500 E-Mini Index	September 2017	$188,346,020	$(879,508)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$879,508	—	—	—	$879,508

[1]    Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	25

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	$15,019,921	—	—	—	$15,019,921
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$713,998	—	—	—	$713,998

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$130,858,570

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$12,152,066,400	—	—	$12,152,066,400
Short-Term Securities:
Money Market Funds	261,040,796	—	—	261,040,796

Total	$12,413,107,196	—	—	$12,413,107,196

Derivative Financial Instruments [2]
Liabilities:
Equity Contracts	$(879,508)	—	—	$(879,508)

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

26	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Statement of Assets and Liabilities	S&P 500 Index Master Portfolio

June 30, 2017 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $79,834,510) (cost — $8,008,416,639)	$12,086,755,554
Investments at value — affiliated (cost — $300,958,634)	326,351,642
Cash	20,027
Cash pledged for futures contracts	6,901,800
Receivables:
Dividends — unaffiliated	11,954,753
Dividends — affiliated	169,002
Contributions from investors	94,796
Variation margin on futures contracts	63,821
Securities lending income — affiliated	28,093

Total assets	12,432,339,488

Liabilities
Cash collateral on securities loaned at value	82,497,109
Payables:
Withdrawals to investors	33,621,679
Investments purchased	5,256,870
Investment advisory fees	368,179
Trustees’ fees	45,668
Professional fees	17,475

Total liabilities	121,806,980

Net Assets	$12,310,532,508

Net Assets Consist of
Investors’ Capital	$8,207,680,093
Net unrealized appreciation (depreciation)	4,102,852,415

Net Assets	$12,310,532,508

See Notes to Financial Statements.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	27

Statement of Operations	S&P 500 Index Master Portfolio

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Dividends — unaffiliated	$105,867,844
Dividends — affiliated	1,377,204
Securities lending income — affiliated — net	136,620
Foreign taxes withheld	(405,500)

Total investment income	106,976,168

Expenses
Investment advisory	2,243,918
Officer and Trustees	113,637
Professional	23,495

Total expenses	2,381,050
Less fees waived by the Manager	(224,159)

Total expenses after fees waived	2,156,891

Net investment income	104,819,277

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments — unaffiliated	8,715,488
Investments — affiliated	2,754
Futures contracts	15,019,921

23,738,163

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	838,727,868
Investments — affiliated	4,945,675
Futures contracts	713,998

844,387,541

Net realized and unrealized gain	868,125,704

Net Increase in Net Assets Resulting from Operations	$972,944,981

See Notes to Financial Statements.

28	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Statements of Changes in Net Assets	S&P 500 Index Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$104,819,277	$173,503,239
Net realized gain	23,738,163	66,081,560
Net change in unrealized appreciation (depreciation)	844,387,541	738,386,897

Net increase in net assets resulting from operations	972,944,981	977,971,696

Capital Transactions
Proceeds from contributions	4,890,868,545	4,303,951,279
Value of withdrawals	(3,345,040,020)	(2,700,021,283)

Net increase in net assets derived from capital transactions	1,545,828,525	1,603,929,996

Net Assets
Total increase in net assets	2,518,773,506	2,581,901,692
Beginning of period	9,791,759,002	7,209,857,310

End of period	$12,310,532,508	$9,791,759,002

See Notes to Financial Statements.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	29

Financial Highlights	S&P 500 Index Master Portfolio

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Total Return
Total Return	9.31%	[1]	11.92%	1.35%	13.63%	32.33%	15.98%

Ratios to Average Net Assets
Total expenses	0.04%	[2]	0.04%	0.05%	0.05%	0.05%	0.06%

Total expenses after fees waived	0.04%	[2]	0.04%	0.04%	0.05%	0.05%	0.05%

Net investment income	1.87%	[2]	2.11%	2.00%	1.98%	2.08%	2.22%

Supplemental Data
Net assets, end of period (000)	$12,310,533		$9,791,759	$7,209,857	$5,748,578	$5,271,130	$1,717,932

Portfolio turnover rate	5%		4%	2%	3%	2%	10%

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

30	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (Unaudited)	S&P 500 Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	31

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Porfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

32	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Barclays Capital, Inc	$264,471	$(264,350)	$122
BNP Paribas S.A.	11,448,346	(11,448,346)	—
Citigroup Global Markets, Inc	10,116,681	(10,116,681)	—
Credit Suisse Securities (USA) LLC	8,363,072	(8,363,072)	—
Deutsche Bank Securities, Inc	665,355	(665,355)	—
Goldman Sachs & Co	18,543,175	(18,543,175)	—
HSBC Bank PLC	1,721,167	(1,721,167)	—
Jefferies LLC	6,197,387	(6,197,387)	—
JP Morgan Securities LLC	11,125,218	(11,125,218)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc	2,052,640	(2,052,640)	—
Nomura Securities International Inc	81,351	(81,351)	—
State Street Bank & Trust Co	5,976,420	(5,976,420)	—
UBS AG	2,625,577	(2,625,577)	—
UBS Securities LLC	653,650	(653,650)	—

Total	$79,834,510	$(79,834,388)	$122

[1]

Cash collateral with a value of $82,497,109 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

[2]

The market value of the loaned securities is determined as of June 30, 2017. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in the value of equity securities (equity risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	33

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory and Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Waivers: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended June 30, 2017, the amount waived was $87,027.

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective April 28, 2017, the waiver became contractual through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2017, the Master Portfolio did not waive such amount in investment advisory fees pursuant to these arrangements.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”). The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2017, the Master Portfolio paid BTC $54,529 in total for securities lending agent services and collateral investment fees.

34	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	S&P 500 Index Master Portfolio

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Officers and Trustees: The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2018. For the six months ended June 30, 2017, the amount waived was $137,132.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2017, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$187,938,085	$26,842,772	$(16,206,168)

7. Purchases and Sales:

For the six months ended June 30, 2017, purchases and sales of investments, excluding short-term securities, were $2,256,332,637 and $557,265,104, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,006,863,350

Gross unrealized appreciation	$4,564,850,547
Gross unrealized depreciation	(158,606,701)

Net unrealized appreciation	$4,406,243,846

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	35

Notes to Financial Statements (concluded)	S&P 500 Index Master Portfolio

commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2017, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

36	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares S&P 500 Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	37

Disclosure of Investment Advisory Agreement (continued)

determined by Broadridge1, as well as the performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2018. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

38	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (continued)

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category and the performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for four of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual advisory rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the Master Portfolio or the Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio ranked in the first and second quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock and

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	39

Disclosure of Investment Advisory Agreement (concluded)

its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

40	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	41

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

42	iSHARES S&P 500 INDEX FUND	JUNE 30, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

iSHARES S&P 500 INDEX FUND	JUNE 30, 2017	43

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SPSF-6/17-SAR

JUNE 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. Aggregate Bond Index Fund  |  of BlackRock Funds III

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended June 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. For its part, the European Central Bank also began to signal its intent to wind down asset purchases and begin the long move toward policy normalization, contingent upon further improvement in economic growth.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the outlook for economic growth have kept markets relatively tranquil.

In the fifth edition of our Global Investor Pulse Survey, we heard from 28,000 individuals across 18 countries, including more than 4,000 respondents from the United States. While retirement remains the single most important issue for American investors, only a third of respondents feel confident that they will have enough retirement income, and nearly 40% of respondents have yet to begin saving for retirement. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.34%	17.90%
U.S. small cap equities (Russell 2000® Index)	4.99	24.60
International equities (MSCI Europe, Australasia, Far East Index)	13.81	20.27
Emerging market equities (MSCI Emerging Markets Index)	18.43	23.75
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.31	0.49
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.08	(5.58)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.27	(0.31)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.26	(0.28)
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.92	12.69
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	3

Fund Summary as of June 30, 2017

Investment Objective

iShares U.S. Aggregate Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

On February 24, 2017, the Board approved a proposal to change the name of BlackRock U.S. Total Bond Index Fund to iShares U.S. Aggregate Bond Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended June 30, 2017, the Fund’s Institutional Shares returned 2.19%, Investor A Shares returned 2.07% and Class K Shares returned 2.22%. For the same period, the benchmark Index returned 2.27%.

•

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses. The Fund invests all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•

As widely expected, the U.S. Federal Reserve (“Fed”) increased the benchmark federal funds rate by 25 basis points (0.25%) at its March meeting. In Fed Chair Yellen’s accompanying statement, she reinforced the message of “gradual” rate hikes. By the end of the quarter, following an initial unsuccessful attempt by the Trump administration to pass health care reform, investors began to call into question the administration’s ability to execute comprehensive tax reform and fiscal stimulus. This led to mixed equity market performance. Oil prices declined more than 6% during March based on growing oversupply concerns, which contributed to an easing of inflation expectations. In addition, the February employment report came in higher than expected as the unemployment rate ticked down. Headline retail sales data was within expectations, and January and February reports confirmed the U.S. consumer’s strength.

•

In the second quarter, the major themes affecting markets were ongoing political risk, continued synchronization in the global economic recovery, and the potential for tighter monetary policy across a number of regions. Treasury yields moved lower as optimism over Trump’s program (and the potential for increased inflation) faded, geopolitical risks increased, particularly within the Korean peninsula, and broadly weaker economic data caused the Treasury market to rally as reflation bets unwound. Domestically, political turmoil continued, culminating in Trump’s firing of FBI Director Comey on May 9. The resulting turmoil threatened to reduce legislative focus and Congress’ ability to reach a consensus surrounding priorities such as meaningful tax reform. In May, first-quarter U.S. GDP growth was revised up to 1.2%. Non-farm payrolls for May came in lower than expected, with a gain of just 138,000 jobs. Although the unemployment rate fell to a new low of 4.3% in June, this was a result of a decline in the labor force participation rate to 62.7%. Despite some weaker economic data, at its June meeting the Fed raised interest rates by 25 basis points for the third time in six months, and signaled its intention to begin unwinding its balance sheet, accumulated during years of quantitative easing. June saw the European Central Bank, Bank of England and Bank of Canada taking more hawkish stances, causing global rates to rise during the final week of the six-month period.

Describe recent portfolio activity.

•

During the period, the Master Portfolio maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included credit quality, industry, maturity structure, coupon rates and call features.

•	The Master Portfolio held cash committed for pending transactions. The cash balance did not have a material impact on performance.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in investment-grade U.S. Government securities and corporate bonds, as well as investment-grade mortgage-backed, asset-backed and commercial mortgage-backed securities.

[3]

A widely recognized unmanaged market-capitalization weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended June 30, 2017

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Average Annual Total Returns
				1 Year	5 Years	10 Years
Institutional	2.01%	2.00%	2.19%	(0.54)%	2.00%	4.34%
Investor A	1.76	1.75	2.07	(0.88)	1.73	4.07
Class K	2.06	2.05	2.22	(0.49)	2.03	4.39
Bloomberg Barclays U.S. Aggregate Bond Index	N/A	N/A	2.27	(0.31)	2.21	4.48

See “About Fund Performance” on page 6 for further information on how performance was calculated.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[5]
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[4]	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period[4]	Annualized Expense Ratio
Institutional	$1,000.00	$1,021.90	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Investor A	$1,000.00	$1,020.70	$1.70	$1,000.00	$1,023.11	$1.71	0.34%
Class K	$1,000.00	$1,022.20	$0.20	$1,000.00	$1,024.60	$0.20	0.04%

[4]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

[5]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 31, 2011, Institutional Shares’ performance results are those of Class K Shares restated to reflect Institutional Shares’ fees.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to March 31, 2011, Investor A Shares’ performance results are those of Class K Shares restated to reflect Investor A Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2017 and held through June 30, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Statement of Assets and Liabilities	iShares U.S. Aggregate Bond Index Fund

June 30, 2017 (Unaudited)

Assets
Investments at value — Master Portfolio (cost — $776,345,674)	$780,983,720
Capital shares sold receivable	1,382,247

Total assets	782,365,967

Liabilities
Payables:
Contributions to the Master Portfolio	869,225
Administration fees	13,063
Capital shares redeemed	513,022
Income dividends	143,925
Professional fees	6,688
Service fees	21,369

Total liabilities	1,567,292

Net Assets	$780,798,675

Net Assets Consist of
Paid-in capital	$778,748,955
Distributions in excess of net investment income	(1,809,411)
Accumulated net realized loss allocated from the Master Portfolio	(778,915)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	4,638,046

Net Assets	$780,798,675

Institutional — Based on net assets of $83,677,456 and 8,263,813 shares outstanding, unlimited shares authorized, no par value	$10.13

Investor A — Based on net assets of $93,399,812 and 9,225,650 shares outstanding, unlimited shares authorized, no par value	$10.12

Class K — Based on net assets of $603,721,407 and 59,599,584 shares outstanding, unlimited shares authorized, no par value	$10.13

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	7

Statement of Operations	iShares U.S. Aggregate Bond Index Fund

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Net investment income allocated from the Master Portfolio:
Interest — unaffiliated	$7,273,119
Interest — affiliated	10,409
Dividends — affiliated	563,368
Securities lending income — affiliated — net	353
Expenses	(152,324)
Fees waived	48,358

Total investment income	7,743,283

Fund Expenses
Administration — class specific	84,225
Service — class specific	119,927
Professional	5,710
Miscellaneous	4,274

Total expenses	214,136
Less fees waived by the Administrator	(5,710)

Total expenses after fees waived	208,426

Net investment income	7,534,857

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized gain from investments	1,744,279
Net change in unrealized appreciation (depreciation) on investments	6,293,229

Total realized and unrealized gain	8,037,508

Net Increase in Net Assets Resulting from Operations	$15,572,365

See Notes to Financial Statements.

8	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Statements of Changes in Net Assets	iShares U.S. Aggregate Bond Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$7,534,857	$9,516,492
Net realized gain (loss)	1,744,279	(797,587)
Net change in unrealized appreciation (depreciation)	6,293,229	(5,280,286)

Net increase in net assets resulting from operations	15,572,365	3,438,619

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,078,082)	(1,992,284)
Investor A	(929,719)	(838,384)
Class K	(5,812,368)	(7,429,255)
From net realized gain:
Institutional	—	(97,217)
Investor A	—	(58,049)
Class K	—	(338,359)
From return of capital:
Institutional	—	(7,091)
Investor A	—	(3,294)
Class K	—	(25,760)

Decrease in net assets resulting from distributions to shareholders	(7,820,169)	(10,789,693)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	139,532,578	397,474,646

Net Assets
Total increase in net assets	147,284,774	390,123,572
Beginning of period	633,513,901	243,390,329

End of period	$780,798,675	$633,513,901

Distributions in excess of net investment income, end of period	$(1,809,411)	$(1,524,099)

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	9

Financial Highlights	iShares U.S. Aggregate Bond Index Fund

	Institutional
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.02		$9.99	$10.17	$9.85		$10.65	$10.57

Net investment income[1]	0.11		0.20	0.19	0.17		0.15	0.19
Net realized and unrealized gain (loss)	0.11		0.05	(0.16)	0.41		(0.40)	0.22

Net increase (decrease) from investment operations	0.22		0.25	0.03	0.58		(0.25)	0.41

Distributions:[2]
From net investment income	(0.11)		(0.21)	(0.19)	(0.17)		(0.18)	(0.22)
From net realized gain	—		(0.01)	(0.02)	(0.09)		(0.37)	(0.11)
From return of capital	—		(0.00)[3]	—	—		—	—

Total distributions	(0.11)		(0.22)	(0.21)	(0.26)		(0.55)	(0.33)

Net asset value, end of period	$10.13		$10.02	$9.99	$10.17		$9.85	$10.65

Total Return[4]
Based on net asset value	2.19%	[5]	2.48%	0.33%	5.88%		(2.39)%	3.91%

Ratios to Average Net Assets[6]
Total expenses	0.09%	[7,8,9]	0.10% [8,9]	0.12% [10,11]	0.17%	[10,11]	0.26% [8]	0.26%	[8]

Total expenses after fees waived	0.09%	[7,8,9]	0.10% [8,9]	0.11% [10,11]	0.16%	[10,11]	0.25% [8]	0.25%	[8]

Net investment income	2.12%	[7,8,9]	1.95% [8,9]	1.85% [10,11]	1.67%	[10,11]	1.48% [8]	1.71%	[8]

Supplemental Data
Net assets, end of period (000)	$83,677		$116,473	$58,043	$34,538		$22,939	$11,534

Portfolio turnover rate of the Master Portfolio[12]	159%		278%	356%	476%		417%	436%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[11]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[12]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	93%	164%	300%	244%	214%	231%

See Notes to Financial Statements.

10	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Financial Highlights (continued)	iShares U.S. Aggregate Bond Index Fund

	Investor A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.01		$9.99	$10.17	$9.85		$10.65	$10.57

Net investment income[1]	0.09		0.17	0.16	0.15		0.11	0.16
Net realized and unrealized gain (loss)	0.12		0.05	(0.15)	0.41		(0.39)	0.22

Net increase (decrease) from investment operations	0.21		0.22	0.01	0.56		(0.28)	0.38

Distributions:[2]
From net investment income	(0.10)		(0.19)	(0.17)	(0.15)		(0.15)	(0.19)
From net realized gain	—		(0.01)	(0.02)	(0.09)		(0.37)	(0.11)
From return of capital	—		(0.00)[3]	—	—		—	—

Total distributions	(0.10)		(0.20)	(0.19)	(0.24)		(0.52)	(0.30)

Net asset value, end of period	$10.12		$10.01	$9.99	$10.17		$9.85	$10.65

Total Return[4]
Based on net asset value	2.07%	[5]	2.14%	0.08%	5.63%		(2.63)%	3.66%

Ratios to Average Net Assets[6]
Total expenses	0.34%	[7,8,9]	0.35% [8,9]	0.37% [8,9]	0.41%	[10,11]	0.51% [8]	0.51%	[8]

Total expenses after fees waived	0.34%	[7,8,9]	0.35% [8,9]	0.36% [8,9]	0.40%	[10,11]	0.50% [8]	0.50%	[8]

Net investment income	1.88%	[7,8,9]	1.69% [8,9]	1.61% [8,9]	1.44%	[10,11]	1.10% [8]	1.45%	[8]

Supplemental Data
Net assets, end of period (000)	$93,400		$71,391	$19,145	$10,732		$3,735	$1,805

Portfolio turnover rate of the Master Portfolio[10,12]	159%		278%	356%	476%		417%	436%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[11]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[12]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	93%	164%	300%	244%	214%	231%

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	11

Financial Highlights (concluded)	iShares U.S. Aggregate Bond Index Fund

	Class K
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.02		$9.99	$10.17	$9.85		$10.65	$10.57

Net investment income[1]	0.11		0.20	0.19	0.17		0.16	0.22
Net realized and unrealized gain (loss)	0.11		0.06	(0.15)	0.41		(0.41)	0.19

Net increase (decrease) from investment operations	0.22		0.26	0.04	0.58		(0.25)	0.41

Distributions:[2]
From net investment income	(0.11)		(0.22)	(0.20)	(0.17)		(0.18)	(0.22)
From net realized gain	—		(0.01)	(0.02)	(0.09)		(0.37)	(0.11)
From return of capital	—		(0.00)[3]	—	—		—	—

Total distributions	(0.11)		(0.23)	(0.22)	(0.26)		(0.55)	(0.33)

Net asset value, end of period	$10.13		$10.02	$9.99	$10.17		$9.85	$10.65

Total Return[4]
Based on net asset value	2.22%	[5]	2.53%	0.38%	5.94%		(2.35)%	3.94%

Ratios to Average Net Assets[6]
Total expenses	0.04%	[7,8,9]	0.05% [8,9]	0.07% [10,11]	0.12%	[10,11]	0.21% [8]	0.21%	[10]

Total expenses after fees waived	0.04%	[7,8,9]	0.05% [8,9]	0.06% [10,11]	0.10%	[10,11]	0.20% [8]	0.20%	[10]

Net investment income	2.18%	[7,8,9]	2.00% [8,9]	1.89% [10,11]	1.72%	[10,11]	1.52% [8]	1.96%	[10]

Supplemental Data
Net assets, end of period (000)	$603,721		$445,650	$166,203	$159,449		$96,193	$115,516

Portfolio turnover rate of the Master Portfolio[12]	159%		278%	356%	476%		417%	436%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

[9]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[10]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.02%.

[11]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[12]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	93%	164%	300%	244%	214%	231%

See Notes to Financial Statements.

12	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (Unaudited)	iShares U.S. Aggregate Bond Index Fund

1. Organization:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. iShares U.S. Aggregate Bond Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2017, the percentage of the Master Portfolio owned by the Fund was 19.5%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board of Trustees” or the “Board” and the members are referred to as “Trustees.”

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	No	No	None
Class K Shares	No	No	None

On February 24, 2017, the Board approved a proposal to change the name of BlackRock U.S. Total Bond Index Fund to iShares U.S. Aggregate Bond Index Fund, which was effective on June 19, 2017.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds the Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by BAL, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on it relative net assets or other appropriate methods.

Through May 31, 2016, the Fund had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	13

Notes to Financial Statements (continued)	iShares U.S. Aggregate Bond Index Fund

effective June 1, 2016, the Fund no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the relevant share class of the Fund as follows:

Institutional	Investor A	Class K
0.06%	0.06%	0.01%

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators.

For the six months ended June 30, 2017, the following table shows the class specific administration fees borne directly by each class of the Fund:

Institutional	Investor A	Class K	Total
$29,985	$28,629	$25,611	$84,225

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended June 30, 2017, the Investor A service fee was $119,927.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL and BFA have contractually agreed to reimburse the Fund and the Master Portfolio, as applicable, or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through April 30, 2018. For the six months ended June 30, 2017, the amount waived was $5,710.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

14	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (concluded)	iShares U.S. Aggregate Bond Index Fund

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,828,378	$28,524,553	9,997,004	$102,270,160
Shares issued in reinvestment of distributions	106,952	1,078,082	204,879	2,096,591
Shares redeemed	(6,297,965)	(63,449,684)	(4,384,125)	(44,963,519)

Net increase (decrease)	(3,362,635)	$(33,847,049)	5,817,758	$59,403,232

Investor A
Shares sold	4,852,874	$48,735,141	6,384,502	$65,506,281
Shares issued in reinvestment of distributions	92,201	929,709	88,119	899,723
Shares redeemed	(2,847,877)	(28,820,990)	(1,260,562)	(12,926,826)

Net increase	2,097,198	$20,843,860	5,212,059	$53,479,178

Class K
Shares sold	23,672,575	$238,741,650	38,207,729	$390,051,923
Shares issued in reinvestment of distributions	565,063	5,702,322	760,043	7,777,159
Shares redeemed	(9,112,722)	(91,908,205)	(11,124,387)	(113,236,846)

Net increase	15,124,916	$152,535,767	27,843,385	$284,592,236

Total Net Increase	13,859,479	$139,532,578	38,873,202	$397,474,646

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	15

Master Portfolio Information	U.S. Total Bond Index Master Portfolio

As of June 30, 2017

Portfolio Composition	Percent of Total Investments
U.S. Treasury Obligations	32%
U.S. Government Sponsored Agency Securities	27
Corporate Bonds	23
Foreign Agency Obligations	3
Non-Agency Mortgage-Backed Securities	1
Municipal Bonds	1
Asset Backed Securities	— [1]
Short-Term Securities	14
TBA Sale Commitments	(1)

[1]	Represents less than 1%.

Credit Quality Allocation[2]	Percent of Total Investments[3]
AAA/Aaa[4]	73%
AA/Aa	3
A	11
BBB/Baa	13
N/R	—	[1]

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[3]	Total investments exclude short-term securities.

[4]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

16	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Carmax Auto Owner Trust 2016-3, Series 2016-3, Class A3, 1.39%, 5/17/21	$3,000	$2,981,919
Citibank Credit Card Issuance Trust:
Series 2016-A1, Class A1, 1.75%, 11/19/21	3,000	2,997,328
Series 2017-A3, Class A3, 1.92%, 4/07/22	3,600	3,603,979
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	750	749,089
Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, 10/18/21	2,000	1,997,716
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	3,000	3,029,861
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A4, 1.44%, 4/15/20	200	199,893
Total Asset-Backed Securities — 0.4%		15,559,785

Corporate Bonds
Aerospace & Defense — 0.4%
Boeing Capital Corp., 4.70%, 10/27/19	250	266,719
Boeing Co.:
2.35%, 10/30/21	75	75,540
2.13%, 3/01/22	250	249,534
1.88%, 6/15/23	500	481,087
6.13%, 2/15/33	100	130,855
3.30%, 3/01/35	65	62,521
3.38%, 6/15/46	250	239,954
Crane Co., 4.45%, 12/15/23	125	131,382
Dover Corp., 3.15%, 11/15/25	250	254,800
Eaton Corp.:
2.75%, 11/02/22	250	251,363
4.00%, 11/02/32	200	206,895
4.15%, 11/02/42	250	255,712
Embraer Netherlands Finance BV:
5.05%, 6/15/25	250	260,625
5.40%, 2/01/27	500	522,500
General Dynamics Corp.:
3.88%, 7/15/21	50	53,181
2.25%, 11/15/22	500	497,293
Harris Corp.:
3.83%, 4/27/25	500	516,021
4.85%, 4/27/35	65	71,172
Honeywell International, Inc., Series 30, 5.38%, 3/01/41	500	621,934
Illinois Tool Works, Inc., 2.65%, 11/15/26	500	488,279
L-3 Communications Corp., 4.95%, 2/15/21	250	269,521
Lockheed Martin Corp.:
2.50%, 11/23/20	1,000	1,013,727
3.55%, 1/15/26	250	259,052
3.60%, 3/01/35	65	64,135
4.07%, 12/15/42	100	102,213
3.80%, 3/01/45	500	492,187
4.70%, 5/15/46	750	842,734
Northrop Grumman Corp.:
3.25%, 8/01/23	500	517,118
4.75%, 6/01/43	375	422,499
Parker-Hannifin Corp.:
4.20%, 11/21/34	250	266,005
4.10%, 3/01/47 (a)	500	522,468

Corporate Bonds	Par (000)	Value
Aerospace & Defense (continued)
Precision Castparts Corp.:
2.50%, 1/15/23	$150	$149,604
4.20%, 6/15/35	250	260,338
Raytheon Co.:
4.88%, 10/15/40	250	291,702
4.70%, 12/15/41	100	113,871
Rockwell Collins, Inc., 3.50%, 3/15/27	1,000	1,014,037
Tyco Electronics Group SA, 3.45%, 8/01/24	75	76,541
United Technologies Corp.:
1.95%, 11/01/21	250	247,125
3.10%, 6/01/22	600	621,044
5.70%, 4/15/40	300	376,216
4.50%, 6/01/42	950	1,037,356
4.15%, 5/15/45	250	258,843
3.75%, 11/01/46	750	734,380

		15,590,083
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 1/15/24	250	266,542
3.25%, 4/01/26	545	549,681
3.90%, 2/01/35	190	188,590
3.88%, 8/01/42	50	47,257
4.75%, 11/15/45	160	172,779
4.55%, 4/01/46	750	787,820
United Parcel Service, Inc.:
5.13%, 4/01/19	50	52,857
3.13%, 1/15/21	500	519,233
2.45%, 10/01/22	500	505,076
6.20%, 1/15/38	100	136,099
3.63%, 10/01/42	250	246,725
3.40%, 11/15/46	220	209,587

		3,682,246
Airlines — 0.0%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24	152	162,131
Series 2016-2, Class AA, 3.20%, 12/15/29	487	482,714
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	40	42,164
Southwest Airlines Co., 2.75%, 11/06/19	75	76,169
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27	175	186,413
Series 2016-1, Class AA, 3.10%, 1/07/30	500	497,500
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	201	209,443

		1,656,534
Auto Components — 0.0%
BorgWarner, Inc., 3.38%, 3/15/25	70	70,318
Delphi Automotive PLC, 4.40%, 10/01/46	500	498,564

		568,882
Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26	750	772,080
7.45%, 7/16/31	150	189,651

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
ARB	Airport Revenue Bonds	GO	General Obligation Bonds	RB	Revenue Bonds
				TBA	To-be-announced

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	17

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Automobiles (continued)
Ford Motor Co. (continued):
4.75%, 1/15/43	$350	$337,845
5.29%, 12/08/46	500	513,160
General Motors Co.:
4.88%, 10/02/23	600	643,004
5.00%, 4/01/35	750	751,805
6.60%, 4/01/36	250	289,655
5.20%, 4/01/45	250	245,275
6.75%, 4/01/46	275	326,155

		4,068,630
Banks — 3.2%
Australia & New Zealand Banking Group Ltd.:
2.25%, 6/13/19	250	251,816
2.30%, 6/01/21	1,000	994,371
Banco Santander SA, 3.50%, 4/11/22	1,600	1,637,563
Bancolombia SA, 5.95%, 6/03/21	100	110,410
Bank of Montreal, 1.35%, 8/28/18	1,000	996,243
Bank of New York Mellon Corp.:
2.20%, 5/15/19	250	252,077
2.30%, 9/11/19	500	504,927
2.45%, 11/27/20	190	191,854
2.50%, 4/15/21	250	251,984
2.05%, 5/03/21	500	495,424
3.55%, 9/23/21	50	52,222
2.60%, 2/07/22	1,000	1,006,992
2.20%, 8/16/23	1,000	969,627
3.00%, 2/24/25	105	104,815
2.80%, 5/04/26	70	68,357
3.25%, 5/16/27	750	756,656
Series G, 2.15%, 2/24/20	250	251,442
Bank of Nova Scotia:
2.05%, 10/30/18	500	502,125
1.95%, 1/15/19	250	250,510
2.45%, 3/22/21	500	502,184
4.50%, 12/16/25	250	262,751
Barclays PLC:
3.25%, 1/12/21	1,250	1,271,210
3.20%, 8/10/21	750	760,780
3.68%, 1/10/23	1,500	1,539,087
4.38%, 9/11/24	500	506,004
3.65%, 3/16/25	450	447,763
5.20%, 5/12/26	250	262,976
4.34%, 1/10/28	750	771,010
4.84%, 5/09/28	1,000	1,022,290
4.95%, 1/10/47	250	266,785
BB&T Corp.:
5.25%, 11/01/19	100	106,886
2.45%, 1/15/20	250	252,793
2.63%, 6/29/20	250	254,245
BNP Paribas SA:
2.40%, 12/12/18	500	504,235
5.00%, 1/15/21	100	109,333
3.25%, 3/03/23	250	256,432
4.25%, 10/15/24	250	260,740
BPCE SA:
2.50%, 12/10/18	250	252,226
4.00%, 4/15/24	250	264,742
Branch Banking & Trust Co.:
2.30%, 10/15/18	250	251,591
1.45%, 5/10/19	1,000	992,232
3.80%, 10/30/26	250	262,037
Citizens Bank NA/Providence:
2.50%, 3/14/19	500	503,664
2.55%, 5/13/21	1,000	1,000,552
2.65%, 5/26/22	250	249,327

Corporate Bonds	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia, New York:
2.25%, 3/13/19	$250	$251,471
2.30%, 3/12/20	250	250,873
Compass Bank:
2.75%, 9/29/19	250	251,936
3.88%, 4/10/25	250	249,030
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
2.25%, 1/14/19	250	251,598
4.63%, 12/01/23	500	538,817
3.38%, 5/21/25	500	514,725
5.25%, 5/24/41	25	30,522
5.25%, 8/04/45	250	291,983
Cooperatieve Rabobank UA:
2.50%, 1/19/21	1,000	1,005,919
2.75%, 1/10/22	2,000	2,030,416
3.88%, 2/08/22	150	159,133
3.95%, 11/09/22	1,000	1,044,412
4.38%, 8/04/25	1,250	1,310,830
3.75%, 7/21/26	500	499,918
Credit Suisse, New York:
2.30%, 5/28/19	600	603,947
5.40%, 1/14/20	150	161,077
3.00%, 10/29/21	250	254,761
3.63%, 9/09/24	1,250	1,291,252
Discover Bank/Greenwood Delaware:
7.00%, 4/15/20	500	554,973
3.20%, 8/09/21	1,000	1,018,494
Fifth Third Bancorp:
3.50%, 3/15/22	100	103,286
4.30%, 1/16/24	250	265,528
8.25%, 3/01/38	425	633,790
Fifth Third Bank:
2.30%, 3/15/19	1,000	1,006,279
2.88%, 10/01/21	200	203,795
3.85%, 3/15/26	500	509,067
First Republic Bank, 4.63%, 2/13/47	500	513,616
HSBC Bank USA NA, 4.88%, 8/24/20	500	537,759
HSBC Finance Corp., 6.68%, 1/15/21	161	181,441
HSBC Holdings PLC:
3.40%, 3/08/21	500	513,898
2.95%, 5/25/21	500	506,358
2.65%, 1/05/22	1,500	1,496,541
4.88%, 1/14/22	150	163,363
3.60%, 5/25/23	750	775,058
4.25%, 3/14/24	500	517,256
4.25%, 8/18/25	500	513,652
4.30%, 3/08/26	1,000	1,059,993
3.90%, 5/25/26	1,000	1,032,202
4.38%, 11/23/26	2,000	2,075,242
6.50%, 5/02/36	200	256,117
6.50%, 9/15/37	750	969,803
6.80%, 6/01/38	250	334,284
5.25%, 3/14/44	250	286,434
HSBC USA, Inc.:
2.25%, 6/23/19	250	251,208
2.35%, 3/05/20	1,000	1,005,871
2.75%, 8/07/20	250	254,087
Huntington Bancshares, Inc., 3.15%, 3/14/21	250	254,931
ING Groep NV, 3.95%, 3/29/27	250	259,961
Intesa Sanpaolo SpA, 5.25%, 1/12/24	250	276,172
KeyBank NA:
2.25%, 3/16/20	500	502,508
2.50%, 11/22/21	1,000	1,003,191

See Notes to Financial Statements.

18	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
KeyCorp:
2.30%, 12/13/18	$340	$341,837
2.90%, 9/15/20	500	508,649
5.10%, 3/24/21	100	109,414
KFW:
4.50%, 7/16/18	500	515,749
1.13%, 8/06/18	1,500	1,495,081
1.13%, 11/16/18	1,500	1,493,269
1.50%, 2/06/19	2,000	1,999,976
1.88%, 4/01/19	500	502,923
1.00%, 7/15/19	1,250	1,236,590
1.25%, 9/30/19	2,000	1,983,876
1.50%, 4/20/20	1,250	1,242,437
1.63%, 5/29/20	1,605	1,599,872
1.88%, 6/30/20	750	752,244
2.75%, 10/01/20	500	514,675
1.88%, 11/30/20	1,000	1,000,512
1.63%, 3/15/21	1,250	1,239,251
1.50%, 6/15/21	1,500	1,476,619
2.00%, 11/30/21	2,000	2,001,166
2.13%, 3/07/22	1,000	1,004,242
2.13%, 6/15/22	250	250,693
2.13%, 1/17/23	200	199,730
2.00%, 5/02/25	2,000	1,953,340
Korea Development Bank, 3.00%, 3/17/19	350	354,885
Lloyds Bank PLC, 2.70%, 8/17/20	250	253,563
Lloyds Banking Group PLC:
3.00%, 1/11/22	2,000	2,019,752
4.58%, 12/10/25	250	259,194
4.65%, 3/24/26	250	260,505
5.30%, 12/01/45	250	285,178
Manufacturers & Traders Trust Co., 2.10%, 2/06/20	250	250,365
MUFG Union Bank NA, 2.63%, 9/26/18	250	252,462
National Australia Bank Ltd.:
2.00%, 1/14/19	500	501,002
1.38%, 7/12/19	500	493,899
2.50%, 5/22/22	1,000	994,485
2.50%, 7/12/26	250	235,940
Oesterreichische Kontrollbank AG:
1.63%, 3/12/19	500	500,157
1.75%, 1/24/20	500	500,462
PNC Bank NA (b):
1.85%, 7/20/18	500	500,571
2.20%, 1/28/19	500	502,690
2.25%, 7/02/19	350	352,559
1.45%, 7/29/19	500	495,247
2.30%, 6/01/20	500	502,762
2.45%, 11/05/20	1,250	1,260,632
2.15%, 4/29/21	500	496,932
2.95%, 1/30/23	250	252,580
2.95%, 2/23/25	250	249,400
PNC Funding Corp., 3.30%, 3/08/22 (b)	75	77,751
Regions Financial Corp., 3.20%, 2/08/21	1,000	1,022,410
Royal Bank of Canada:
2.20%, 7/27/18	250	251,564
1.80%, 7/30/18	250	250,322
2.00%, 12/10/18	250	250,868
2.15%, 3/06/20	250	250,674
2.50%, 1/19/21	250	251,703
4.65%, 1/27/26	700	750,253
Santander Holdings USA, Inc.:
3.45%, 8/27/18	250	253,507
2.70%, 5/24/19	500	503,691
2.65%, 4/17/20	150	149,617
3.70%, 3/28/22 (a)	2,000	2,025,846

Corporate Bonds	Par (000)	Value
Banks (continued)
Santander Issuances SAU, 5.18%, 11/19/25	$200	$214,376
Santander UK Group Holdings PLC:
2.88%, 10/16/20	65	65,928
3.13%, 1/08/21	75	76,138
2.88%, 8/05/21	1,000	1,002,299
Santander UK PLC:
2.00%, 8/24/18	195	195,348
2.50%, 3/14/19	500	504,047
2.38%, 3/16/20	250	251,469
Sumitomo Mitsui Banking Corp.:
2.45%, 1/10/19	250	252,157
2.05%, 1/18/19	1,000	1,001,882
2.45%, 1/16/20	250	251,546
2.45%, 10/20/20	750	756,718
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 3/09/21	500	507,946
2.44%, 10/19/21	1,000	995,806
2.85%, 1/11/22	1,000	1,011,047
3.78%, 3/09/26	500	519,186
3.01%, 10/19/26	250	244,623
SunTrust Banks, Inc.:
2.35%, 11/01/18	250	251,493
2.90%, 3/03/21	500	507,620
Svenska Handelsbanken AB, 2.45%, 3/30/21	500	500,963
Toronto-Dominion Bank:
1.75%, 7/23/18	500	500,824
2.63%, 9/10/18	250	252,754
2.25%, 11/05/19	300	302,225
2.13%, 4/07/21	500	497,897
3.63%, 9/15/31 (c)	500	496,090
US Bancorp.:
1.95%, 11/15/18	225	226,157
4.13%, 5/24/21	50	53,475
Series V, 2.63%, 1/24/22	2,000	2,020,744
Series V, 2.38%, 7/22/26	500	471,213
US Bank NA:
1.40%, 4/26/19	750	745,376
2.13%, 10/28/19	250	251,860
2.80%, 1/27/25	500	495,219
Wells Fargo & Co.:
2.15%, 1/15/19	250	251,252
2.13%, 4/22/19	350	351,824
1.75%, 5/24/19	2,500	2,495,150
2.15%, 12/06/19	750	753,472
2.15%, 1/30/20	460	461,183
2.60%, 7/22/20	500	507,049
2.55%, 12/07/20	750	758,601
3.00%, 1/22/21	250	255,294
2.50%, 3/04/21	740	742,560
2.10%, 7/26/21	500	493,295
3.45%, 2/13/23	450	460,733
4.13%, 8/15/23	250	264,386
4.48%, 1/16/24	250	267,962
3.00%, 2/19/25	350	344,568
3.55%, 9/29/25	1,000	1,016,697
3.00%, 4/22/26	750	732,490
4.10%, 6/03/26	520	538,444
3.00%, 10/23/26	1,750	1,704,075
4.30%, 7/22/27	500	523,709
3.58%, 5/22/28 (c)	1,000	1,010,631
5.38%, 11/02/43	400	462,744
5.61%, 1/15/44	306	363,888
4.65%, 11/04/44	345	362,354
3.90%, 5/01/45	150	150,058
4.90%, 11/17/45	500	545,189

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	19

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued):
4.40%, 6/14/46	$600	$607,441
4.75%, 12/07/46	850	907,523
Wells Fargo Capital X, 5.95%, 12/01/86	250	282,125
Westpac Banking Corp.:
2.25%, 1/17/19	350	351,763
4.88%, 11/19/19	50	53,245
2.60%, 11/23/20	500	505,386
2.85%, 5/13/26	500	486,602
4.32%, 11/23/31 (c)	750	768,697

		130,052,457
Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19	1,000	1,002,237
2.15%, 2/01/19	500	503,162
2.65%, 2/01/21	1,160	1,175,553
2.63%, 1/17/23	500	497,991
3.30%, 2/01/23	2,250	2,316,895
3.70%, 2/01/24	750	784,702
3.65%, 2/01/26	2,500	2,575,675
4.70%, 2/01/36	1,000	1,100,643
4.63%, 2/01/44	650	699,457
4.90%, 2/01/46	1,970	2,223,423
Anheuser-Busch InBev Worldwide, Inc.:
7.75%, 1/15/19	250	271,803
3.75%, 1/15/22	3,000	3,163,833
2.50%, 7/15/22	200	199,717
8.20%, 1/15/39	150	232,406
3.75%, 7/15/42	300	290,357
4.44%, 10/06/48 (a)	632	670,506
Coca-Cola Co.:
1.65%, 11/01/18	500	501,227
1.88%, 10/27/20	500	499,056
2.45%, 11/01/20	350	355,973
2.88%, 10/27/25	125	125,724
2.55%, 6/01/26	750	727,152
2.90%, 5/25/27	250	248,046
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	250	251,245
Constellation Brands, Inc., 3.70%, 12/06/26	750	763,291
Diageo Capital PLC:
4.83%, 7/15/20	500	539,522
3.88%, 4/29/43	125	125,176
Diageo Investment Corp.:
2.88%, 5/11/22	100	102,442
4.25%, 5/11/42	250	265,921
Dr Pepper Snapple Group, Inc.:
2.70%, 11/15/22	100	100,204
7.45%, 5/01/38	51	72,571
Molson Coors Brewing Co.:
2.10%, 7/15/21	750	737,529
3.50%, 5/01/22	75	77,685
3.00%, 7/15/26	1,345	1,293,682
5.00%, 5/01/42	250	275,999
Pepsi Bottling Group, Inc., Series B, 7.00%, 3/01/29	200	271,776
PepsiCo, Inc.:
2.25%, 1/07/19	250	252,425
1.50%, 2/22/19	1,000	998,561
1.35%, 10/04/19	250	247,793
2.75%, 3/05/22	250	255,532
3.10%, 7/17/22	500	518,125
2.75%, 3/01/23	300	303,914
3.60%, 3/01/24	250	264,474
2.75%, 4/30/25	1,000	993,201

Corporate Bonds	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued):
3.50%, 7/17/25	$250	$261,809
2.85%, 2/24/26	500	498,675
4.88%, 11/01/40	100	115,733
3.60%, 8/13/42	100	96,330
4.60%, 7/17/45	500	558,481
4.45%, 4/14/46	250	272,518
3.45%, 10/06/46	250	234,889

		30,915,041
Biotechnology — 0.4%
Amgen, Inc.:
2.20%, 5/22/19	250	251,529
3.45%, 10/01/20	100	104,100
4.10%, 6/15/21	250	265,166
1.85%, 8/19/21	250	244,421
2.70%, 5/01/22	500	502,870
2.25%, 8/19/23	250	242,394
3.63%, 5/22/24	250	260,788
3.13%, 5/01/25	750	751,657
2.60%, 8/19/26	715	676,657
4.40%, 5/01/45	425	436,538
4.56%, 6/15/48	500	526,080
4.66%, 6/15/51	904	957,474
Biogen, Inc.:
2.90%, 9/15/20	1,500	1,530,069
4.05%, 9/15/25	95	100,300
5.20%, 9/15/45	250	285,199
Celgene Corp.:
2.88%, 8/15/20	500	511,289
3.25%, 8/15/22	150	154,203
3.55%, 8/15/22	750	780,760
4.00%, 8/15/23	750	795,445
3.88%, 8/15/25	500	522,176
5.25%, 8/15/43	145	162,518
5.00%, 8/15/45	750	844,498
Gilead Sciences, Inc.:
2.55%, 9/01/20	500	507,206
1.95%, 3/01/22	1,000	980,028
2.50%, 9/01/23	500	492,593
3.70%, 4/01/24	750	779,690
3.50%, 2/01/25	170	174,461
3.65%, 3/01/26	1,325	1,362,537
2.95%, 3/01/27	500	485,270
4.60%, 9/01/35	350	375,276
5.65%, 12/01/41	50	60,609
4.50%, 2/01/45	150	155,496
4.75%, 3/01/46	500	548,905
4.15%, 3/01/47	750	753,496

		17,581,698
Building Products — 0.1%
Johnson Controls International PLC:
3.63%, 7/02/24 (d)	80	82,809
5.13%, 9/14/45	250	287,479
4.95%, 7/02/64 (d)	250	267,737
Masco Corp., 4.38%, 4/01/26	1,000	1,066,700
Owens Corning:
4.20%, 12/15/22	1,150	1,213,341
4.20%, 12/01/24	250	261,771

		3,179,837
Capital Markets — 1.1%
Ameriprise Financial, Inc.:
4.00%, 10/15/23	150	160,265
2.88%, 9/15/26	500	485,471

See Notes to Financial Statements.

20	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Ares Capital Corp., 3.88%, 1/15/20	$300	$305,885
Brookfield Asset Management, Inc., 4.00%, 1/15/25	250	255,348
Charles Schwab Corp.:
4.45%, 7/22/20	100	106,695
3.00%, 3/10/25	80	80,008
CME Group, Inc.:
3.00%, 3/15/25	250	252,234
5.30%, 9/15/43	100	124,236
Franklin Resources, Inc., 2.80%, 9/15/22	150	151,886
Goldman Sachs Capital I, 6.35%, 2/15/34	250	307,041
Goldman Sachs Group, Inc.:
2.90%, 7/19/18	500	505,679
2.63%, 1/31/19	500	505,054
7.50%, 2/15/19	150	162,705
2.55%, 10/23/19	755	763,239
5.38%, 3/15/20	500	539,771
2.60%, 4/23/20	600	605,572
2.88%, 2/25/21	1,000	1,010,720
2.63%, 4/25/21	500	500,992
5.25%, 7/27/21	500	548,025
2.35%, 11/15/21	1,500	1,479,817
5.75%, 1/24/22	350	394,056
3.00%, 4/26/22	3,000	3,023,049
3.63%, 1/22/23	150	154,818
4.00%, 3/03/24	425	444,899
3.85%, 7/08/24	500	518,957
3.50%, 1/23/25	750	758,148
3.75%, 5/22/25	250	255,998
4.25%, 10/21/25	1,050	1,085,343
3.75%, 2/25/26	380	386,936
5.95%, 1/15/27	250	291,805
6.13%, 2/15/33	400	500,080
6.75%, 10/01/37	1,150	1,492,747
4.80%, 7/08/44	250	277,227
5.15%, 5/22/45	500	555,379
4.75%, 10/21/45	1,250	1,383,067
Invesco Finance PLC, 4.00%, 1/30/24	250	265,183
Jefferies Group LLC:
8.50%, 7/15/19	125	139,913
5.13%, 1/20/23	650	707,823
4.85%, 1/15/27	1,000	1,045,271
Lazard Group LLC, 4.25%, 11/14/20	150	158,252
Legg Mason, Inc., 5.63%, 1/15/44	125	132,766
Morgan Stanley:
2.45%, 2/01/19	925	931,178
7.30%, 5/13/19	500	546,632
2.38%, 7/23/19	500	503,463
5.63%, 9/23/19	250	268,579
2.65%, 1/27/20	1,250	1,263,181
2.80%, 6/16/20	1,000	1,014,540
5.75%, 1/25/21	750	829,825
2.50%, 4/21/21	500	499,614
5.50%, 7/28/21	1,600	1,774,168
2.63%, 11/17/21	750	748,894
4.88%, 11/01/22	500	542,873
3.75%, 2/25/23	500	519,906
4.10%, 5/22/23	250	260,990
3.88%, 4/29/24	250	259,822
3.70%, 10/23/24	500	513,129
4.00%, 7/23/25	505	527,086
5.00%, 11/24/25	250	271,865
3.88%, 1/27/26	500	514,739
3.13%, 7/27/26	500	486,123
4.35%, 9/08/26	500	519,819

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Morgan Stanley (continued):
3.63%, 1/20/27	$2,000	$2,014,380
3.95%, 4/23/27	250	252,254
7.25%, 4/01/32	50	68,237
6.38%, 7/24/42	50	66,465
4.30%, 1/27/45	500	517,059
4.38%, 1/22/47	1,000	1,043,204
NASDAQ OMX Group, Inc., 4.25%, 6/01/24	250	264,446
Nomura Holdings, Inc., 2.75%, 3/19/19	250	252,502
Raymond James Financial, Inc., 4.95%, 7/15/46	500	542,607
State Street Corp.:
3.10%, 5/15/23	250	254,441
3.30%, 12/16/24	405	415,427
2.65%, 5/19/26	1,000	969,218
TD Ameritrade Holding Corp., 2.95%, 4/01/22	250	255,824

		42,534,850
Chemicals — 0.5%
Agrium, Inc.:
3.15%, 10/01/22	50	51,011
3.50%, 6/01/23	250	256,655
3.38%, 3/15/25	1,395	1,395,146
Albemarle Corp., 4.15%, 12/01/24	250	262,965
Cytec Industries, Inc., 3.50%, 4/01/23	250	250,676
Dow Chemical Co.:
8.55%, 5/15/19	100	112,004
4.25%, 11/15/20	186	197,488
4.13%, 11/15/21	50	53,118
3.00%, 11/15/22	250	254,817
4.25%, 10/01/34	600	618,767
9.40%, 5/15/39	250	420,186
5.25%, 11/15/41	100	115,880
4.38%, 11/15/42	250	258,214
E.I. du Pont de Nemours & Co.:
6.00%, 7/15/18	325	339,494
4.25%, 4/01/21	500	534,415
2.80%, 2/15/23	1,000	1,003,929
Eastman Chemical Co.:
2.70%, 1/15/20	500	506,589
3.60%, 8/15/22	200	207,507
3.80%, 3/15/25	1,050	1,080,538
Ecolab, Inc.:
2.25%, 1/12/20	135	135,875
4.35%, 12/08/21	150	163,122
3.25%, 1/14/23	250	257,897
EI du Pont de Nemours & Co., 2.20%, 5/01/20	500	502,713
LYB International Finance BV:
4.00%, 7/15/23	450	476,766
5.25%, 7/15/43	75	83,667
4.88%, 3/15/44	350	370,628
LYB International Finance II BV, 3.50%, 3/02/27	1,000	985,740
LyondellBasell Industries NV, 4.63%, 2/26/55	100	97,956
Methanex Corp.:
3.25%, 12/15/19	250	251,312
4.25%, 12/01/24	250	245,016
Monsanto Co.:
2.85%, 4/15/25	1,000	965,724
4.20%, 7/15/34	300	305,040
4.40%, 7/15/44	150	152,559
3.95%, 4/15/45	120	113,455

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	21

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Chemicals (continued)
Mosaic Co.:
3.75%, 11/15/21	$50	$51,864
4.25%, 11/15/23	1,000	1,052,236
5.45%, 11/15/33	250	263,757
Potash Corp. of Saskatchewan, Inc.:
3.63%, 3/15/24	250	253,188
3.00%, 4/01/25	250	241,538
4.00%, 12/15/26	250	257,778
PPG Industries, Inc., 2.30%, 11/15/19	350	352,494
Praxair, Inc.:
1.25%, 11/07/18	250	249,325
2.65%, 2/05/25	165	163,327
3.20%, 1/30/26	250	255,430
Rohm & Haas Co., 7.85%, 7/15/29	250	344,584
Sherwin-Williams Co.:
3.95%, 1/15/26 (a)	500	515,955
3.45%, 6/01/27	1,000	1,006,605
4.50%, 6/01/47	500	523,914
Westlake Chemical Corp., 3.60%, 8/15/26	500	496,249

		19,055,113
Commercial Services & Supplies — 0.1%
George Washington University, 4.87%, 9/15/45	100	113,822
Massachusetts Institute of Technology, 4.68%, 7/01/14	300	326,579
Northwestern University, 3.87%, 12/01/48	100	107,406
Pitney Bowes, Inc., 3.38%, 10/01/21	750	744,975
President and Fellows of Harvard College:
3.15%, 7/15/46	75	71,676
3.30%, 7/15/56	200	191,294
Republic Services, Inc.:
5.25%, 11/15/21	50	55,600
3.55%, 6/01/22	250	260,205
4.75%, 5/15/23	250	274,825
3.20%, 3/15/25	250	251,967
2.90%, 7/01/26	85	83,336
University of Southern California, 3.03%, 10/01/39	200	187,450
Waste Management, Inc.:
4.60%, 3/01/21	100	107,916
2.90%, 9/15/22	200	204,679
3.90%, 3/01/35	315	325,187

		3,306,917
Communications Equipment — 0.2%
Cisco Systems, Inc.:
2.13%, 3/01/19	500	504,054
1.40%, 9/20/19	1,250	1,241,399
2.45%, 6/15/20	500	508,024
2.20%, 2/28/21	250	251,351
2.90%, 3/04/21	125	128,558
2.60%, 2/28/23	500	502,206
2.95%, 2/28/26	500	500,128
5.90%, 2/15/39	500	650,146
5.50%, 1/15/40	350	436,478
Juniper Networks, Inc.:
4.35%, 6/15/25	250	260,842
5.95%, 3/15/41	500	559,905
Motorola Solutions, Inc.:
3.50%, 9/01/21	500	515,559
3.75%, 5/15/22	150	154,972
3.50%, 3/01/23	250	251,106

		6,464,728

Corporate Bonds	Par (000)	Value
Construction & Engineering — 0.0%
ABB Finance USA, Inc., 2.88%, 5/08/22	$100	$102,273
Fluor Corp., 3.50%, 12/15/24	250	259,329

		361,602
Construction Materials — 0.0%
Vulcan Materials Co.:
7.50%, 6/15/21	250	295,041
3.90%, 4/01/27	1,000	1,027,220
WW Grainger, Inc., 4.60%, 6/15/45	250	271,620

		1,593,881
Consumer Discretionary — 0.0%
Ecolab, Inc., 3.70%, 11/01/46	250	235,410
Consumer Finance — 0.5%
American Express Co.:
3.63%, 12/05/24	300	306,979
4.05%, 12/03/42	67	68,600
American Express Credit Corp.:
1.88%, 5/03/19	2,000	1,999,840
2.70%, 3/03/22	1,000	1,009,213
Automatic Data Processing, Inc., 2.25%, 9/15/20	500	506,184
Block Financial LLC, 4.13%, 10/01/20	500	516,048
Capital One Bank USA NA:
2.25%, 2/13/19	250	250,671
3.38%, 2/15/23	350	352,988
Capital One Financial Corp.:
2.45%, 4/24/19	250	251,337
2.50%, 5/12/20	1,000	1,004,332
3.50%, 6/15/23	110	112,208
3.75%, 4/24/24	250	255,458
3.20%, 2/05/25	250	244,716
4.20%, 10/29/25	340	342,836
3.75%, 7/28/26	230	224,440
Capital One NA/Mclean:
2.35%, 8/17/18	500	502,012
2.25%, 9/13/21	1,000	981,472
Caterpillar Financial Services Corp.:
1.35%, 5/18/19	1,000	991,785
1.70%, 8/09/21	1,000	977,581
3.30%, 6/09/24	250	257,837
Discover Financial Services:
3.95%, 11/06/24	350	355,420
3.75%, 3/04/25	75	74,105
Equifax, Inc., 3.25%, 6/01/26	250	244,260
MasterCard, Inc., 3.38%, 4/01/24	250	260,739
Synchrony Financial:
3.00%, 8/15/19	2,000	2,028,196
3.75%, 8/15/21	500	513,562
4.50%, 7/23/25	190	195,387
Total System Services, Inc., 4.80%, 4/01/26	500	544,272
Visa, Inc.:
2.20%, 12/14/20	500	504,181
2.80%, 12/14/22	750	763,603
3.15%, 12/14/25	945	959,427
4.15%, 12/14/35	500	541,730
4.30%, 12/14/45	500	548,383

		18,689,802
Containers & Packaging — 0.0%
Fibria Overseas Finance, Ltd., 5.50%, 1/17/27	1,000	1,021,400
International Paper Co., 7.30%, 11/15/39	250	338,084
Packaging Corp. of America, 4.50%, 11/01/23	250	268,243

		1,627,727

See Notes to Financial Statements.

22	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 2.8%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
3.75%, 5/15/19	$500	$513,565
3.95%, 2/01/22	1,250	1,301,474
Air Lease Corp.:
3.38%, 1/15/19	250	254,650
3.88%, 4/01/21	175	182,547
4.25%, 9/15/24	250	262,207
American Express Credit Corp.:
2.13%, 3/18/19	400	401,918
2.25%, 8/15/19	250	252,154
2.60%, 9/14/20	145	147,117
2.25%, 5/05/21	1,000	998,454
American Honda Finance Corp.:
2.15%, 3/13/20	250	251,090
1.65%, 7/12/21	750	733,801
Bank of America Corp.:
5.63%, 7/01/20	150	164,266
2.63%, 10/19/20	750	757,562
5.88%, 1/05/21	500	555,718
2.63%, 4/19/21	1,500	1,506,648
5.00%, 5/13/21	100	109,113
5.70%, 1/24/22	100	112,996
2.50%, 10/21/22	1,000	987,217
2.88%, 4/24/23 (c)	1,000	1,001,848
4.00%, 4/01/24	500	523,934
4.20%, 8/26/24	750	778,578
4.00%, 1/22/25	750	763,061
3.88%, 8/01/25	250	258,628
4.45%, 3/03/26	1,340	1,394,597
3.50%, 4/19/26	645	647,197
4.25%, 10/22/26	290	298,635
3.25%, 10/21/27	375	362,375
6.11%, 1/29/37	350	428,383
7.75%, 5/14/38	200	287,619
5.88%, 2/07/42	100	125,317
5.00%, 1/21/44	250	282,613
4.88%, 4/01/44	675	755,718
4.44%, 1/20/48 (c)	1,150	1,216,333
Series L, 2.60%, 1/15/19	500	504,708
Series L, 2.65%, 4/01/19	3,500	3,542,150
Series L, 2.25%, 4/21/20	750	750,306
Series L, 3.95%, 4/21/25	655	663,673
Series L, 4.18%, 11/25/27	1,000	1,017,085
Citigroup, Inc.:
2.50%, 9/26/18	1,350	1,359,150
2.05%, 12/07/18	750	751,115
2.55%, 4/08/19	1,000	1,009,408
2.05%, 6/07/19	500	500,323
2.50%, 7/29/19	250	252,245
2.45%, 1/10/20	2,000	2,012,024
2.40%, 2/18/20	695	698,738
2.70%, 3/30/21	750	754,977
2.90%, 12/08/21	750	757,600
2.75%, 4/25/22	1,500	1,497,625
4.05%, 7/30/22	250	261,347
3.50%, 5/15/23	500	507,289
3.88%, 3/26/25	500	503,090
3.30%, 4/27/25	155	155,046
4.40%, 6/10/25	500	520,950
3.70%, 1/12/26	1,000	1,011,389
4.60%, 3/09/26	250	262,335
3.40%, 5/01/26	500	494,616
3.20%, 10/21/26	500	486,261
4.30%, 11/20/26	150	154,071
4.45%, 9/29/27	500	520,009

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Citigroup, Inc. (continued):
3.89%, 1/10/28 (c)	$1,000	$1,016,264
4.13%, 7/25/28	750	761,343
6.63%, 6/15/32	100	125,018
6.13%, 8/25/36	184	226,298
8.13%, 7/15/39	575	882,818
6.68%, 9/13/43	250	333,615
5.30%, 5/06/44	500	565,790
4.65%, 7/30/45	250	271,846
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20	250	254,702
3.45%, 4/16/21	2,000	2,053,088
3.80%, 9/15/22	500	519,490
3.80%, 6/09/23	1,000	1,030,955
3.75%, 3/26/25	500	505,176
4.55%, 4/17/26	250	265,574
4.88%, 5/15/45	250	275,167
Daimler Finance North America LLC, 8.50%, 1/18/31	100	150,265
Deutsche Bank AG:
2.85%, 5/10/19	1,000	1,010,661
3.13%, 1/13/21	200	200,996
4.25%, 10/14/21	665	697,374
4.10%, 1/13/26	350	354,968
Deutsche Bank AG, London:
2.50%, 2/13/19	250	250,930
3.70%, 5/30/24	215	214,958
Ford Motor Credit Co. LLC:
2.38%, 3/12/19	500	502,265
2.26%, 3/28/19	1,000	1,002,726
2.02%, 5/03/19	1,000	998,450
2.60%, 11/04/19	250	251,662
2.46%, 3/27/20	250	250,217
5.75%, 2/01/21	250	275,086
3.34%, 3/18/21	500	509,654
3.10%, 5/04/23	500	494,006
4.38%, 8/06/23	220	231,462
3.66%, 9/08/24	1,000	997,564
4.13%, 8/04/25	500	508,627
4.39%, 1/08/26	250	257,513
GE Capital International Funding Co.:
2.34%, 11/15/20	3,270	3,296,144
3.37%, 11/15/25	1,227	1,268,665
4.42%, 11/15/35	2,185	2,378,128
General Electric Capital Corp., 3.10%, 1/09/23	1,500	1,555,545
General Motors Financial Co., Inc.:
2.35%, 10/04/19	250	249,976
3.15%, 1/15/20	1,000	1,017,148
3.20%, 7/13/20	1,000	1,018,915
3.70%, 11/24/20	250	258,668
4.20%, 3/01/21	750	786,649
3.45%, 4/10/22	150	152,460
4.00%, 1/15/25	250	251,063
5.25%, 3/01/26	405	437,445
HSBC Holdings PLC, 3.26%, 3/13/23 (c)	1,000	1,018,949
Intercontinental Exchange, Inc.:
2.50%, 10/15/18	250	252,336
3.75%, 12/01/25	115	120,300
International Lease Finance Corp., 5.88%, 4/01/19 500		531,036
John Deere Capital Corp.:
1.95%, 12/13/18	500	502,500
1.95%, 1/08/19	1,000	1,003,945
2.25%, 4/17/19	100	100,967
1.25%, 10/09/19	500	493,652

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	23

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
John Deere Capital Corp. (continued):
2.05%, 3/10/20	$1,000	$1,005,937
2.80%, 3/04/21	250	255,077
3.90%, 7/12/21	50	53,087
2.65%, 1/06/22	140	142,238
2.80%, 3/06/23	500	505,978
JPMorgan Chase & Co.:
2.35%, 1/28/19	500	503,807
1.85%, 3/22/19	2,000	1,997,896
6.30%, 4/23/19	1,000	1,076,269
2.20%, 10/22/19	500	501,599
2.25%, 1/23/20	1,000	1,003,102
2.75%, 6/23/20	500	508,354
2.55%, 10/29/20	500	504,195
2.55%, 3/01/21	500	502,457
2.30%, 8/15/21	2,000	1,988,364
4.35%, 8/15/21	500	535,177
4.50%, 1/24/22	300	324,855
3.25%, 9/23/22	200	204,965
3.20%, 1/25/23	150	152,935
2.78%, 4/25/23 (c)	1,500	1,502,694
3.38%, 5/01/23	250	253,690
2.70%, 5/18/23	500	494,518
3.88%, 9/10/24	1,300	1,341,266
3.13%, 1/23/25	250	248,537
3.22%, 3/01/25 (c)	1,000	1,001,879
3.90%, 7/15/25	250	260,718
3.30%, 4/01/26	500	496,501
3.20%, 6/15/26	1,000	988,264
4.13%, 12/15/26	250	258,947
4.25%, 10/01/27	500	521,550
3.63%, 12/01/27	1,000	989,762
3.78%, 2/01/28 (c)	2,000	2,045,234
6.40%, 5/15/38	100	133,983
5.50%, 10/15/40	125	152,600
5.60%, 7/15/41	550	682,073
5.63%, 8/16/43	500	600,697
4.85%, 2/01/44	100	115,236
4.95%, 6/01/45	250	278,891
4.26%, 2/22/48 (c)	250	261,528
Leucadia National Corp., 5.50%, 10/18/23	150	160,524
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 2/22/22	1,500	1,522,279
3.85%, 3/01/26	500	522,199
2.76%, 9/13/26	250	240,843
Mizuho Financial Group, Inc., 2.95%, 2/28/22	250	252,153
Moody’s Corp.:
2.75%, 7/15/19	40	40,552
4.50%, 9/01/22	550	594,512
MUFG Americas Holdings Corp., 3.00%, 2/10/25	250	245,804
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	250	251,551
3.40%, 11/15/23	350	362,387
2.85%, 1/27/25	250	248,825
PACCAR Financial Corp., 2.20%, 9/15/19	250	251,714
Royal Bank of Scotland Group PLC:
6.40%, 10/21/19	500	543,514
3.88%, 9/12/23	1,000	1,021,109
4.80%, 4/05/26	500	531,231
S&P Global, Inc., 4.40%, 2/15/26	250	268,759
Toyota Motor Credit Corp.:
2.00%, 10/24/18	500	502,714

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Toyota Motor Credit Corp. (continued):
1.70%, 1/09/19	$2,000	$2,000,984
2.10%, 1/17/19	500	503,072
2.13%, 7/18/19	350	352,429
2.15%, 3/12/20	500	502,857
1.90%, 4/08/21	500	494,887
2.60%, 1/11/22	250	252,636
UBS AG:
2.38%, 8/14/19	800	807,282
2.35%, 3/26/20	500	502,968

		111,878,527
Diversified Telecommunication Services — 1.1%
AT&T, Inc.:
2.38%, 11/27/18	500	503,458
2.45%, 6/30/20	2,500	2,512,837
5.00%, 3/01/21	500	540,626
3.80%, 3/15/22	250	258,758
3.60%, 2/17/23	500	511,730
3.80%, 3/01/24	1,000	1,022,607
4.45%, 4/01/24	500	526,349
3.95%, 1/15/25	500	509,591
3.40%, 5/15/25	1,500	1,474,635
4.13%, 2/17/26	1,250	1,281,586
4.25%, 3/01/27	1,000	1,033,953
4.50%, 5/15/35	810	796,872
5.25%, 3/01/37	500	532,689
6.30%, 1/15/38	450	529,031
6.00%, 8/15/40	250	282,290
5.35%, 9/01/40	463	490,258
5.55%, 8/15/41	200	217,320
5.15%, 3/15/42	150	153,179
4.30%, 12/15/42	651	604,539
4.80%, 6/15/44	250	247,761
4.35%, 6/15/45	759	704,439
4.75%, 5/15/46	600	588,362
5.65%, 2/15/47	250	275,294
5.45%, 3/01/47	750	807,394
4.50%, 3/09/48	750	701,755
4.55%, 3/09/49	500	472,488
5.70%, 3/01/57	500	546,760
British Telecommunications PLC:
2.35%, 2/14/19	1,250	1,256,912
9.13%, 12/15/30	150	228,072
Deutsche Telekom International Finance BV:
6.75%, 8/20/18	1,000	1,053,061
8.75%, 6/15/30	650	964,001
Orange SA:
9.00%, 3/01/31	250	378,141
5.38%, 1/13/42	575	672,511
Qwest Corp.:
6.75%, 12/01/21	550	607,620
6.88%, 9/15/33	212	208,607
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	100	101,882
Telefonica Emisiones SAU:
5.46%, 2/16/21	1,050	1,154,925
4.57%, 4/27/23	1,200	1,306,340
4.10%, 3/08/27	1,000	1,033,146
7.05%, 6/20/36	75	98,525
5.21%, 3/08/47	250	269,933
Telefonica Europe BV, 8.25%, 9/15/30	300	420,853
Verizon Communications, Inc.:
4.50%, 9/15/20	1,000	1,068,242
3.50%, 11/01/21	400	413,640
2.95%, 3/15/22 (a)	533	536,703

See Notes to Financial Statements.

24	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued):
3.13%, 3/16/22	$1,000	$1,014,759
5.15%, 9/15/23	1,000	1,110,787
4.15%, 3/15/24	250	263,155
3.50%, 11/01/24	500	504,624
2.63%, 8/15/26	900	827,816
4.13%, 3/16/27	750	774,584
5.05%, 3/15/34	500	529,333
4.40%, 11/01/34	500	495,428
4.27%, 1/15/36	1,250	1,206,445
5.25%, 3/16/37	500	537,496
4.81%, 3/15/39 (a)	596	602,448
3.85%, 11/01/42	250	217,976
6.55%, 9/15/43	750	930,199
4.86%, 8/21/46	500	500,085
5.50%, 3/16/47	250	273,291
4.52%, 9/15/48	500	473,046
5.01%, 4/15/49 (a)	981	990,719
5.01%, 8/21/54	1,150	1,131,733
4.67%, 3/15/55	1,500	1,404,282

		43,687,881
Electric Utilities — 1.5%
AEP Transmission Co. LLC, 3.10%, 12/01/26	500	498,581
Alabama Power Co.:
3.75%, 3/01/45	250	247,000
4.30%, 1/02/46	250	265,197
Ameren Illinois Co.:
2.70%, 9/01/22	100	100,801
4.30%, 7/01/44	250	266,780
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22	500	509,057
Appalachian Power Co., 4.40%, 5/15/44	250	265,699
Arizona Public Service Co.:
3.15%, 5/15/25	250	251,418
5.05%, 9/01/41	250	289,088
Baltimore Gas & Electric Co., 2.40%, 8/15/26	1,000	946,477
Berkshire Hathaway Energy Co.:
2.00%, 11/15/18	500	501,114
3.75%, 11/15/23	500	525,949
3.50%, 2/01/25	110	112,852
8.48%, 9/15/28	500	727,508
6.13%, 4/01/36	250	321,178
5.15%, 11/15/43	250	293,761
4.50%, 2/01/45	400	433,054
Black Hills Corp., 3.95%, 1/15/26	200	206,209
CenterPoint Energy Houston Electric LLC:
1.85%, 6/01/21	500	493,307
3.55%, 8/01/42	100	97,734
Cleco Corporate Holdings LLC, 3.74%, 5/01/26	500	501,461
Commonwealth Edison Co.:
2.15%, 1/15/19	500	502,458
3.10%, 11/01/24	250	252,579
2.55%, 6/15/26	250	240,553
5.90%, 3/15/36	50	63,243
3.70%, 3/01/45	250	246,098
3.65%, 6/15/46	1,000	971,888
Connecticut Light & Power Co., 2.50%, 1/15/23	150	149,479
Consolidated Edison, Inc., 2.00%, 5/15/21	750	738,308
Dominion Energy, Inc., 2.96%, 7/01/19 (d)	1,000	1,014,953
DTE Electric Co.:
4.00%, 4/01/43	150	156,249
3.70%, 3/15/45	145	142,977

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
DTE Electric Co. (continued):
3.70%, 6/01/46	$250	$245,581
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	130,981
Duke Energy Corp.:
1.80%, 9/01/21	1,000	976,176
3.95%, 10/15/23	250	263,914
3.75%, 4/15/24	500	522,536
2.65%, 9/01/26	500	474,867
4.80%, 12/15/45	250	276,357
3.75%, 9/01/46	250	237,494
Duke Energy Florida LLC, 3.40%, 10/01/46	250	232,041
Duke Energy Indiana LLC:
4.20%, 3/15/42	150	154,880
4.90%, 7/15/43	250	289,731
3.75%, 5/15/46	500	492,840
Duke Energy Ohio, Inc., 3.70%, 6/15/46	250	245,066
Duke Energy Progress LLC:
4.10%, 5/15/42	150	156,681
4.10%, 3/15/43	250	259,575
4.38%, 3/30/44	100	108,598
4.20%, 8/15/45	250	265,672
3.70%, 10/15/46	500	491,416
Entergy Arkansas, Inc., 3.50%, 4/01/26	65	67,106
Entergy Corp., 4.00%, 7/15/22	200	211,382
Entergy Louisiana LLC, 4.05%, 9/01/23	250	267,614
Entergy Mississippi, Inc., 2.85%, 6/01/28	500	484,617
Eversource Energy:
2.50%, 3/15/21	500	498,148
Series H, 3.15%, 1/15/25	125	125,364
Exelon Corp.:
3.95%, 6/15/25	250	258,710
3.40%, 4/15/26	750	747,471
5.10%, 6/15/45	250	280,135
4.45%, 4/15/46	250	258,381
Exelon Generation Co. LLC, 6.25%, 10/01/39	150	163,672
FirstEnergy Corp., Series B, 3.90%, 7/15/27	2,000	2,006,396
Florida Power & Light Co.:
2.75%, 6/01/23	250	252,690
3.13%, 12/01/25	500	509,916
5.95%, 2/01/38	50	65,215
4.13%, 2/01/42	500	529,592
Georgia Power Co., 4.30%, 3/15/42	200	205,103
Great Plains Energy, Inc.:
5.29%, 6/15/22 (d)	150	164,224
3.90%, 4/01/27	2,000	2,023,250
Indiana Michigan Power Co.:
6.05%, 3/15/37	175	216,932
4.55%, 3/15/46	150	164,085
Interstate Power & Light Co.:
3.25%, 12/01/24	250	251,851
3.70%, 9/15/46	500	480,821
Kansas City Power & Light Co., 3.65%, 8/15/25	150	152,228
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	52,136
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	276,677
MidAmerican Energy Co.:
4.80%, 9/15/43	250	285,647
4.40%, 10/15/44	1,000	1,091,069
Mississippi Power Co., 4.25%, 3/15/42	500	441,325
Nevada Power Co., 5.45%, 5/15/41	50	59,763
NextEra Energy Capital Holdings, Inc., 3.63%, 6/15/23	1,250	1,282,355
NiSource Finance Corp.:
5.95%, 6/15/41	50	62,002
5.25%, 2/15/43	75	86,429

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	25

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
NiSource Finance Corp. (continued):
4.80%, 2/15/44	$250	$270,817
Northern States Power Co.:
2.60%, 5/15/23	500	501,830
3.40%, 8/15/42	200	189,671
4.00%, 8/15/45	85	88,162
NSTAR Electric Co., 2.70%, 6/01/26	250	240,931
Oglethorpe Power Corp., 4.55%, 6/01/44	250	250,851
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	120,381
5.30%, 6/01/42	75	90,514
3.75%, 4/01/45	250	244,394
Pacific Gas & Electric Co.:
3.25%, 6/15/23	500	515,759
2.95%, 3/01/26	750	744,799
6.05%, 3/01/34	250	322,597
5.13%, 11/15/43	1,250	1,484,927
4.75%, 2/15/44	250	284,525
4.25%, 3/15/46	250	265,961
PacifiCorp:
2.95%, 2/01/22	100	102,267
2.95%, 6/01/23	300	305,927
4.10%, 2/01/42	250	259,283
PECO Energy Co., 1.70%, 9/15/21	1,000	979,781
Pennsylvania Electric Co., 6.15%, 10/01/38	250	302,823
Potomac Electric Power Co.:
3.60%, 3/15/24	250	261,206
4.15%, 3/15/43	250	264,191
PPL Capital Funding, Inc.:
1.90%, 6/01/18	250	250,269
3.40%, 6/01/23	1,250	1,284,627
PPL Electric Utilities Corp., 4.75%, 7/15/43	250	285,267
Progress Energy, Inc.:
4.40%, 1/15/21	100	106,230
7.75%, 3/01/31	50	70,323
Public Service Co. of Colorado:
3.60%, 9/15/42	250	243,204
3.95%, 3/15/43	200	201,536
4.30%, 3/15/44	75	81,032
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	250	329,770
Public Service Electric & Gas Co.:
1.80%, 6/01/19	250	249,658
3.50%, 8/15/20	50	51,891
2.38%, 5/15/23	250	248,023
3.05%, 11/15/24	250	251,804
3.95%, 5/01/42	50	51,806
3.65%, 9/01/42	50	49,482
3.80%, 3/01/46	1,250	1,271,071
Series K, 4.05%, 5/01/45	150	155,390
Puget Energy, Inc.:
5.63%, 7/15/22	500	558,585
3.65%, 5/15/25	250	250,454
Puget Sound Energy, Inc., 5.80%, 3/15/40	500	637,300
Sierra Pacific Power Co., 2.60%, 5/01/26	1,250	1,206,602
South Carolina Electric & Gas Co.:
4.60%, 6/15/43	250	259,369
4.10%, 6/15/46	350	342,807
Southern California Edison Co.:
2.40%, 2/01/22	250	250,811
5.50%, 3/15/40	50	62,409
4.65%, 10/01/43	350	399,083
Series A, 5.95%, 2/01/38	250	322,621
Series C, 3.60%, 2/01/45	250	243,184
Southern Co.:
2.35%, 7/01/21	1,000	992,714

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Southern Co. (continued):
2.95%, 7/01/23	$500	$496,795
3.25%, 7/01/26	500	489,130
Tampa Electric Co., 4.10%, 6/15/42	250	246,855
Toledo Edison Co., 6.15%, 5/15/37	100	124,171
TransAlta Corp., 4.50%, 11/15/22	500	504,000
Virginia Electric & Power Co.:
2.95%, 1/15/22	400	408,325
4.00%, 1/15/43	250	255,454
4.45%, 2/15/44	150	163,876
Series A, 3.15%, 1/15/26	555	558,098
Series A, 6.00%, 5/15/37	250	320,745
Series D, 4.65%, 8/15/43	500	563,908
WEC Energy Group, Inc.:
2.45%, 6/15/20	750	756,697
3.55%, 6/15/25	350	360,915
Westar Energy, Inc., 2.55%, 7/01/26	350	337,607
Xcel Energy, Inc.:
2.40%, 3/15/21	1,000	1,001,754
3.30%, 6/01/25	292	294,589
3.35%, 12/01/26	500	504,625
4.80%, 9/15/41	250	266,954

		58,633,139
Electrical Equipment — 0.1%
Amphenol Corp.:
2.55%, 1/30/19	350	353,220
2.20%, 4/01/20	500	501,317
Emerson Electric Co.:
2.63%, 12/01/21	750	764,200
2.63%, 2/15/23	350	351,914
Roper Technologies, Inc.:
3.13%, 11/15/22	150	151,768
3.80%, 12/15/26	250	256,863

		2,379,282
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 4.00%, 4/01/25	500	509,201
Broadcom Corp./Broadcom Cayman Finance Ltd. (a):
3.00%, 1/15/22	1,500	1,513,407
3.88%, 1/15/27	1,500	1,540,350
Corning, Inc.:
3.70%, 11/15/23	250	260,899
4.75%, 3/15/42	50	52,437
Jabil Circuit, Inc., 4.70%, 9/15/22	250	265,582
Tyco Electronics Group SA, 3.50%, 2/03/22	100	103,499

		4,245,375
Energy Equipment & Services — 0.1%
Baker Hughes, Inc.:
3.20%, 8/15/21	750	771,366
5.13%, 9/15/40	100	114,253
Halliburton Co.:
3.80%, 11/15/25	1,550	1,588,477
4.85%, 11/15/35	250	267,278
4.50%, 11/15/41	50	49,548
4.75%, 8/01/43	250	255,704
5.00%, 11/15/45	675	718,186
National Oilwell Varco, Inc.:
2.60%, 12/01/22	1,000	966,897
3.95%, 12/01/42	150	123,752
TechnipFMC PLC, 3.45%, 10/01/22 (a)	100	99,626

		4,955,087
Food & Staples Retailing — 0.5%
Costco Wholesale Corp., 2.25%, 2/15/22	85	85,139

See Notes to Financial Statements.

26	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Food & Staples Retailing (continued)
CVS Health Corp.:
2.25%, 8/12/19	$500	$503,020
4.13%, 5/15/21	250	264,310
2.13%, 6/01/21	250	246,952
4.00%, 12/05/23	500	528,156
3.88%, 7/20/25	443	460,607
2.88%, 6/01/26	750	726,815
4.88%, 7/20/35	1,000	1,110,720
5.13%, 7/20/45	750	859,796
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	250	291,695
Kroger Co.:
1.50%, 9/30/19	1,000	985,155
6.15%, 1/15/20	100	109,272
3.30%, 1/15/21	500	511,115
3.40%, 4/15/22	100	102,287
3.50%, 2/01/26	495	487,853
5.15%, 8/01/43	125	130,089
3.88%, 10/15/46	500	440,545
Wal-Mart Stores, Inc.:
1.95%, 12/15/18	750	755,116
3.63%, 7/08/20	1,150	1,209,684
3.25%, 10/25/20	1,000	1,041,433
4.25%, 4/15/21	1,000	1,080,837
3.30%, 4/22/24	1,750	1,827,271
6.20%, 4/15/38	250	341,741
5.63%, 4/01/40	500	644,863
5.00%, 10/25/40	500	602,124
5.63%, 4/15/41	500	649,272
4.00%, 4/11/43	150	158,227
4.75%, 10/02/43	250	293,891
4.30%, 4/22/44	750	830,702
Walgreen Co., 3.10%, 9/15/22 200		204,014
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	500	519,302
3.45%, 6/01/26	1,305	1,302,241
4.50%, 11/18/34	155	162,653
4.80%, 11/18/44	150	159,623

		19,626,520
Food Products — 0.3%
Archer-Daniels-Midland Co.:
2.50%, 8/11/26	1,750	1,675,215
4.54%, 3/26/42	75	82,781
4.02%, 4/16/43	250	259,544
ConAgra Foods, Inc.:
3.25%, 9/15/22	200	202,330
3.20%, 1/25/23	500	503,973
General Mills, Inc.:
2.20%, 10/21/19	300	301,965
3.15%, 12/15/21	150	154,647
3.65%, 2/15/24	500	520,961
3.20%, 2/10/27	250	247,896
JM Smucker Co.:
3.50%, 10/15/21	50	52,103
4.25%, 3/15/35	250	260,289
Kellogg Co.:
3.25%, 4/01/26	65	64,812
4.50%, 4/01/46	350	359,915
Kraft Heinz Foods Co.:
2.00%, 7/02/18	1,000	1,002,532
5.38%, 2/10/20	52	56,045
3.50%, 7/15/22	250	257,747
3.95%, 7/15/25	750	771,202
3.00%, 6/01/26	310	296,686
5.00%, 7/15/35	500	540,689

Corporate Bonds	Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co. (continued):
6.50%, 2/09/40	$750	$938,245
5.00%, 6/04/42	200	211,137
5.20%, 7/15/45	500	540,913
4.38%, 6/01/46	500	489,667
Mead Johnson Nutrition Co., 4.60%, 6/01/44	250	277,309
Mondelez International, Inc., 6.50%, 2/09/40	250	322,057
Sysco Corp.:
3.75%, 10/01/25	100	103,667
3.30%, 7/15/26	130	128,968
4.85%, 10/01/45	150	166,215
4.50%, 4/01/46	250	263,298
Tyson Foods, Inc.:
2.65%, 8/15/19	500	506,305
4.50%, 6/15/22	150	162,632
4.88%, 8/15/34	70	76,587
5.15%, 8/15/44	250	282,133
Unilever Capital Corp.:
2.20%, 3/06/19	200	201,367
4.25%, 2/10/21	200	213,942
3.10%, 7/30/25	250	251,905
2.00%, 7/28/26	250	230,051

		12,977,730
Gas Utilities — 0.1%
Atmos Energy Corp., 4.15%, 1/15/43	100	103,530
National Fuel Gas Co., 3.75%, 3/01/23	300	299,605
Southern California Gas Co., Series TT, 2.60%, 6/15/26	1,250	1,214,699
Southern Co. Gas Capital Corp.:
3.50%, 9/15/21	50	51,627
3.95%, 10/01/46	750	715,898

		2,385,359
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc.:
1.70%, 8/15/21	1,000	975,904
2.60%, 8/15/26	230	218,870
Becton Dickinson & Co.:
2.68%, 12/15/19	500	506,122
2.89%, 6/06/22	500	501,563
3.30%, 3/01/23	200	201,475
3.36%, 6/06/24	500	501,143
3.73%, 12/15/24	250	254,097
3.70%, 6/06/27	500	501,580
6.00%, 5/15/39	250	285,107
4.69%, 12/15/44	250	257,467
4.67%, 6/06/47	500	519,788
Boston Scientific Corp.:
6.00%, 1/15/20	100	108,836
4.13%, 10/01/23	500	528,544
3.85%, 5/15/25	250	258,459
Medtronic, Inc.:
2.50%, 3/15/20	500	507,245
4.13%, 3/15/21	50	53,214
3.15%, 3/15/22	1,350	1,397,030
3.63%, 3/15/24	400	421,075
3.50%, 3/15/25	500	520,131
4.38%, 3/15/35	350	382,293
4.63%, 3/15/44	750	833,036
4.63%, 3/15/45	1,000	1,125,435
Stryker Corp.:
3.38%, 11/01/25	580	590,258
3.50%, 3/15/26	500	512,092
4.63%, 3/15/46	250	273,122

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	27

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.:
3.15%, 4/01/22	$500	$507,617
3.55%, 4/01/25	750	757,566
4.25%, 8/15/35	67	65,760

		13,564,829
Health Care Providers & Services — 0.7%
Aetna, Inc.:
4.13%, 6/01/21	250	264,707
2.75%, 11/15/22	250	250,880
2.80%, 6/15/23	500	499,133
3.50%, 11/15/24	320	330,097
6.75%, 12/15/37	300	414,960
4.75%, 3/15/44	25	28,104
AmerisourceBergen Corp., 4.25%, 3/01/45	250	253,193
Anthem, Inc.:
2.25%, 8/15/19	225	226,042
3.13%, 5/15/22	200	203,726
3.30%, 1/15/23	100	101,990
3.50%, 8/15/24	250	256,979
4.63%, 5/15/42	50	53,979
5.10%, 1/15/44	900	1,041,339
4.65%, 8/15/44	350	379,101
Ascension Health, 3.95%, 11/15/46	500	506,417
Cardinal Health, Inc.:
3.50%, 11/15/24	250	255,395
3.41%, 6/15/27	2,000	2,004,618
4.60%, 3/15/43	50	51,735
4.90%, 9/15/45	250	275,505
Children’s Hospital Corp., Series 2017, 4.12%, 1/01/47	200	211,784
Cigna Corp.:
4.00%, 2/15/22	1,525	1,611,963
3.25%, 4/15/25	300	301,170
5.38%, 2/15/42	50	60,119
Dignity Health:
2.64%, 11/01/19	100	101,161
5.27%, 11/01/64	100	102,340
Duke University Health System, Inc., Series 2017, 3.92%, 6/01/47	173	174,194
Express Scripts Holding Co.:
2.25%, 6/15/19	350	351,160
4.75%, 11/15/21	300	324,193
3.50%, 6/15/24	250	252,183
4.50%, 2/25/26	250	264,952
3.40%, 3/01/27	750	723,844
4.80%, 7/15/46	250	254,293
Humana, Inc.:
3.85%, 10/01/24	500	519,626
4.95%, 10/01/44	250	280,762
Johns Hopkins Health System Corp., 3.84%, 5/15/46	25	24,980
Kaiser Foundation Hospitals:
3.50%, 4/01/22	100	104,401
3.15%, 5/01/27	500	500,315
4.15%, 5/01/47	1,000	1,036,147
Laboratory Corp. of America Holdings:
3.75%, 8/23/22	100	103,919
4.00%, 11/01/23	100	104,068
3.60%, 2/01/25	75	76,125
4.70%, 2/01/45	150	154,585
McKesson Corp.:
2.85%, 3/15/23	150	149,892
3.80%, 3/15/24	500	520,430
4.88%, 3/15/44	250	271,964

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
Medtronic Global Holdings SCA, 1.70%, 3/28/19	$1,000	$1,000,634
Memorial Sloan-Kettering Cancer Center, 5.00%, 7/01/42	200	232,758
New York and Presbyterian Hospital, 4.02%, 8/01/45	150	152,800
Quest Diagnostics, Inc.:
4.70%, 4/01/21	100	106,997
4.25%, 4/01/24	250	263,812
3.50%, 3/30/25	370	375,786
RWJ Barnabas Health, Inc., 3.95%, 7/01/46	60	59,037
UnitedHealth Group, Inc.:
1.90%, 7/16/18	750	752,758
1.63%, 3/15/19	550	546,511
2.30%, 12/15/19	250	252,711
2.13%, 3/15/21	1,500	1,496,263
3.35%, 7/15/22	750	783,011
2.88%, 3/15/23	250	253,839
3.10%, 3/15/26	500	502,575
3.45%, 1/15/27	500	514,101
3.38%, 4/15/27	1,000	1,021,812
4.63%, 7/15/35	555	623,778
6.88%, 2/15/38	100	142,040
5.95%, 2/15/41	100	130,761
3.95%, 10/15/42	150	152,026
4.75%, 7/15/45	500	574,331
4.20%, 1/15/47	500	527,449

		26,444,260
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp., 3.95%, 10/15/20	250	264,637
Hyatt Hotels Corp., 3.38%, 7/15/23	190	193,297
Marriott International, Inc.:
3.00%, 3/01/19	100	101,529
3.25%, 9/15/22	100	102,257
4.50%, 10/01/34	250	261,213
McDonald’s Corp.:
1.88%, 5/29/19	100	99,979
3.50%, 7/15/20	50	52,059
2.75%, 12/09/20	250	254,533
3.25%, 6/10/24	400	409,664
3.38%, 5/26/25	500	511,386
3.70%, 1/30/26	250	258,905
3.50%, 3/01/27	1,000	1,016,493
4.70%, 12/09/35	315	347,661
3.70%, 2/15/42	100	93,534
4.88%, 12/09/45	750	836,149
Starbucks Corp., 3.85%, 10/01/23	250	269,197
Wyndham Worldwide Corp., 4.25%, 3/01/22	50	52,619

		5,125,112
Household Durables — 0.1%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	205,615
Mohawk Industries, Inc., 3.85%, 2/01/23	125	129,060
Newell Brands, Inc.:
4.00%, 12/01/24	250	259,732
4.20%, 4/01/26	550	583,983
5.38%, 4/01/36	350	404,527
Newell Rubbermaid, Inc., 3.15%, 4/01/21	1,000	1,023,234
Whirlpool Corp., 5.15%, 3/01/43	200	221,226

		2,827,377
Household Products — 0.1%
Clorox Co.:
3.05%, 9/15/22	50	51,272
3.50%, 12/15/24	250	258,603

See Notes to Financial Statements.

28	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Household Products (continued)
Kimberly-Clark Corp.:
1.90%, 5/22/19	$500	$502,528
2.65%, 3/01/25	85	83,322
2.75%, 2/15/26	500	496,971
5.30%, 3/01/41	250	308,158
3.20%, 7/30/46	210	190,788
Procter & Gamble Co.:
2.30%, 2/06/22	250	252,961
3.10%, 8/15/23	500	518,839
5.55%, 3/05/37	250	335,028

		2,998,470
Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC:
4.25%, 6/15/22	500	526,098
5.60%, 6/15/42	50	50,209
Southern Power Co.:
5.25%, 7/15/43	500	532,106
Series E, 2.50%, 12/15/21	1,000	990,896

		2,099,309
Industrial Conglomerates — 0.2%
3M Co.:
1.63%, 6/15/19	350	350,543
1.63%, 9/19/21	500	494,470
2.00%, 6/26/22	500	496,637
3.00%, 8/07/25	250	253,251
3.13%, 9/19/46	250	225,012
General Electric Co.:
6.00%, 8/07/19	100	108,680
2.20%, 1/09/20	1,000	1,009,049
4.38%, 9/16/20	300	322,014
4.63%, 1/07/21	72	78,142
4.65%, 10/17/21	201	221,414
2.70%, 10/09/22	1,000	1,017,134
3.45%, 5/15/24	86	90,369
6.75%, 3/15/32	394	540,042
5.88%, 1/14/38	465	601,768
6.88%, 1/10/39	322	466,746
4.13%, 10/09/42	750	789,300
4.50%, 3/11/44	750	833,215
Koninklijke Philips NV:
3.75%, 3/15/22	250	263,543
5.00%, 3/15/42	250	274,362

		8,435,691
Insurance — 1.1%
Aflac, Inc.:
3.63%, 6/15/23	250	262,803
3.63%, 11/15/24	250	261,801
2.88%, 10/15/26	750	730,516
Alleghany Corp., 4.95%, 6/27/22	550	602,539
Allstate Corp.:
3.15%, 6/15/23	250	256,188
3.28%, 12/15/26	750	761,197
4.50%, 6/15/43	150	163,959
4.20%, 12/15/46	250	260,630
5.75%, 8/15/53 (c)	250	273,750
American International Group, Inc.:
2.30%, 7/16/19	500	502,653
3.38%, 8/15/20	250	258,699
6.40%, 12/15/20	1,000	1,131,597
3.30%, 3/01/21	2,000	2,057,664
4.88%, 6/01/22	250	274,314
4.13%, 2/15/24	250	263,950
3.75%, 7/10/25	750	763,935

Corporate Bonds	Par (000)	Value
Insurance (continued)
American International Group, Inc. (continued):
3.90%, 4/01/26	$500	$511,513
3.88%, 1/15/35	500	484,731
4.70%, 7/10/35	500	531,458
4.50%, 7/16/44	250	254,220
Aon PLC:
2.80%, 3/15/21	250	251,062
3.50%, 6/14/24	1,000	1,019,618
3.88%, 12/15/25	600	626,982
Arch Capital Group US, Inc.:
4.01%, 12/15/26	1,000	1,031,559
5.14%, 11/01/43	125	141,060
Assured Guaranty US Holdings, Inc., 5.00%, 7/01/24	110	117,934
AXA SA, 8.60%, 12/15/30	50	70,500
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/19	1,000	992,740
4.25%, 1/15/21	250	269,137
3.00%, 5/15/22	750	773,713
4.40%, 5/15/42	100	108,909
4.30%, 5/15/43	250	266,112
Berkshire Hathaway, Inc.:
2.10%, 8/14/19	500	503,818
2.20%, 3/15/21	500	503,838
3.00%, 2/11/23	1,000	1,024,622
2.75%, 3/15/23	500	506,625
3.13%, 3/15/26	400	404,500
4.50%, 2/11/43	100	109,887
Brighthouse Financial, Inc., 3.70%, 6/22/27 (a)	1,500	1,481,778
Chubb Corp.:
6.00%, 5/11/37	50	65,186
Series 1, 6.50%, 5/15/38	100	138,655
Chubb INA Holdings, Inc.:
2.88%, 11/03/22	1,000	1,017,278
3.35%, 5/15/24	500	517,748
3.35%, 5/03/26	795	813,132
4.15%, 3/13/43	150	158,516
CNA Financial Corp.:
5.75%, 8/15/21	100	111,603
4.50%, 3/01/26	350	375,491
First American Financial Corp., 4.60%, 11/15/24	200	204,568
Hartford Financial Services Group, Inc.:
5.13%, 4/15/22	1,000	1,110,057
6.10%, 10/01/41	100	127,074
Lincoln National Corp.:
4.85%, 6/24/21	300	325,310
4.20%, 3/15/22	1,350	1,436,648
4.00%, 9/01/23	200	210,706
3.35%, 3/09/25	65	65,005
6.30%, 10/09/37	250	307,045
Loews Corp.:
2.63%, 5/15/23	250	248,136
3.75%, 4/01/26	500	519,626
Manulife Financial Corp., 4.15%, 3/04/26	500	528,447
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	235	236,539
2.35%, 3/06/20	190	190,974
4.80%, 7/15/21	50	54,358
2.75%, 1/30/22	1,000	1,009,769
3.30%, 3/14/23	500	513,859
MetLife, Inc.:
4.75%, 2/08/21	200	217,514
3.00%, 3/01/25	650	651,933

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	29

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Insurance (continued)
MetLife, Inc. (continued):
3.60%, 11/13/25	$1,000	$1,037,246
4.13%, 8/13/42	300	306,902
4.88%, 11/13/43	250	282,591
4.05%, 3/01/45	250	252,117
4.60%, 5/13/46	500	550,150
6.40%, 12/15/66	600	693,000
Old Republic International Corp., 4.88%, 10/01/24	250	267,416
Principal Financial Group, Inc.:
3.40%, 5/15/25	250	255,149
3.10%, 11/15/26	1,000	985,349
4.63%, 9/15/42	50	54,477
Progressive Corp.:
3.75%, 8/23/21	1,050	1,108,908
4.35%, 4/25/44	100	107,429
3.70%, 1/26/45	200	194,545
Prudential Financial, Inc.:
2.35%, 8/15/19	350	352,089
5.38%, 6/21/20	350	382,356
3.50%, 5/15/24	1,000	1,041,077
5.63%, 6/15/43 (c)	100	109,875
5.10%, 8/15/43	750	870,487
5.20%, 3/15/44 (c)	350	371,000
4.60%, 5/15/44	250	273,131
5.38%, 5/15/45 (c)	500	541,250
8.88%, 6/15/68 (c)	100	106,281
Travelers Cos., Inc.:
3.90%, 11/01/20	250	263,973
6.75%, 6/20/36	250	345,584
4.60%, 8/01/43	100	111,537
4.30%, 8/25/45	250	267,019
4.00%, 5/30/47	250	255,743
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	130,755
Trinity Acquisition PLC, 4.40%, 3/15/26	500	522,108
Unum Group, 5.75%, 8/15/42	250	296,490
Voya Financial, Inc., 3.65%, 6/15/26	350	350,665
WR Berkley Corp., 4.63%, 3/15/22	200	215,248
XLIT Ltd.:
2.30%, 12/15/18	250	251,100
5.75%, 10/01/21	100	111,926
5.50%, 3/31/45	250	266,799

		45,499,460
Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc.:
2.60%, 12/05/19	350	356,591
4.80%, 12/05/34	600	690,720
Expedia, Inc., 4.50%, 8/15/24	250	263,087

		1,310,398
Internet Software & Services — 0.1%
Alphabet, Inc.:
3.63%, 5/19/21	25	26,465
2.00%, 8/15/26	500	467,815
Baidu, Inc.:
3.25%, 8/06/18	205	207,444
2.75%, 6/09/19	350	352,676
eBay, Inc.:
2.20%, 8/01/19	500	502,003
3.25%, 10/15/20	50	51,387
3.80%, 3/09/22	640	668,800
2.60%, 7/15/22	50	49,560
3.60%, 6/05/27	1,000	988,308

		3,314,458

Corporate Bonds	Par (000)	Value
IT Services — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	$225	$229,483
3.60%, 11/28/24	500	514,970
4.50%, 11/28/34	250	274,607
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	270	265,831
DXC Technology Co., 4.75%, 4/15/27 (a)	1,000	1,042,684
Fidelity National Information Services, Inc.:
3.50%, 4/15/23	25	25,977
5.00%, 10/15/25	500	558,342
3.00%, 8/15/26	750	726,237
Fiserv, Inc., 2.70%, 6/01/20	500	505,891
International Business Machines Corp.:
1.95%, 2/12/19	250	251,527
1.88%, 5/15/19	250	250,720
2.25%, 2/19/21	1,000	1,003,606
2.90%, 11/01/21	100	102,305
3.63%, 2/12/24	275	287,449
3.45%, 2/19/26	250	256,147
3.30%, 1/27/27	1,000	1,015,331
5.88%, 11/29/32	250	315,058
4.00%, 6/20/42	350	349,550
4.70%, 2/19/46	250	279,231
Verisk Analytics, Inc., 4.00%, 6/15/25	250	258,322
Western Union Co., 6.20%, 11/17/36	25	26,440
Xerox Corp.:
4.07%, 3/17/22 (a)	300	307,671
3.80%, 5/15/24	350	350,023

		9,197,402
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44	60	64,345
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	200	209,237
Life Technologies Corp., 6.00%, 3/01/20	100	108,984
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19	500	503,707
3.30%, 2/15/22	305	315,155
3.15%, 1/15/23	250	254,342
4.15%, 2/01/24	250	266,617
3.65%, 12/15/25	500	514,392

		2,172,434
Machinery — 0.1%
Caterpillar, Inc.:
3.90%, 5/27/21	50	53,118
3.40%, 5/15/24	500	521,313
5.20%, 5/27/41	100	120,358
3.80%, 8/15/42	700	702,743
Deere & Co., 3.90%, 6/09/42	550	574,129
Flowserve Corp., 3.50%, 9/15/22	100	101,840
Fortive Corp., 3.15%, 6/15/26	500	499,717
Illinois Tool Works, Inc.:
1.95%, 3/01/19	250	251,833
4.88%, 9/15/41	50	58,417
3.90%, 9/01/42	75	77,885
Ingersoll-Rand Global Holding Co. Ltd.:
6.88%, 8/15/18	50	52,767
2.88%, 1/15/19	500	507,291
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44	30	32,353
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	152,070
Trinity Industries, Inc., 4.55%, 10/01/24	250	252,369
Xylem, Inc., 4.38%, 11/01/46	500	517,493

		4,475,696

See Notes to Financial Statements.

30	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Media — 1.1%
21st Century Fox America, Inc.:
4.50%, 2/15/21	$100	$107,160
3.00%, 9/15/22	150	152,185
4.00%, 10/01/23	500	528,071
3.70%, 9/15/24	500	522,701
3.70%, 10/15/25	330	338,234
6.20%, 12/15/34	350	430,927
6.65%, 11/15/37	250	329,812
6.15%, 2/15/41	400	504,866
4.75%, 9/15/44	500	526,358
4.75%, 11/15/46	500	533,610
CBS Corp.:
3.50%, 1/15/25	500	506,718
4.00%, 1/15/26	1,500	1,552,158
4.85%, 7/01/42	325	339,303
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	1,500	1,550,062
4.46%, 7/23/22	1,000	1,065,466
4.91%, 7/23/25	1,930	2,085,016
6.38%, 10/23/35	250	296,338
6.48%, 10/23/45	500	600,106
5.38%, 5/01/47 (a)	500	528,972
Cintas Corp. No 2:
4.30%, 6/01/21	25	26,639
2.90%, 4/01/22	250	253,908
Comcast Corp.:
5.15%, 3/01/20	350	379,240
2.75%, 3/01/23	750	757,327
3.00%, 2/01/24	1,500	1,520,629
3.60%, 3/01/24	250	262,376
3.38%, 8/15/25	500	512,954
3.15%, 3/01/26	750	753,879
2.35%, 1/15/27	850	797,792
3.30%, 2/01/27	2,000	2,024,572
4.25%, 1/15/33	650	692,750
4.20%, 8/15/34	235	248,854
4.40%, 8/15/35	250	268,734
3.20%, 7/15/36	500	467,957
6.45%, 3/15/37	200	266,118
4.65%, 7/15/42	150	164,464
4.75%, 3/01/44	250	278,195
4.60%, 8/15/45	500	545,245
3.40%, 7/15/46	500	455,301
Discovery Communications LLC:
4.38%, 6/15/21	50	52,775
3.25%, 4/01/23	50	49,293
3.45%, 3/15/25	1,000	973,393
4.90%, 3/11/26	330	349,793
4.95%, 5/15/42	50	46,662
4.88%, 4/01/43	150	140,047
Grupo Televisa SAB:
6.63%, 1/15/40	250	288,856
5.00%, 5/13/45	200	192,396
6.13%, 1/31/46	250	277,803
Interpublic Group of Cos., Inc., 4.20%, 4/15/24	250	263,256
NBCUniversal Media LLC:
4.38%, 4/01/21	600	646,730
2.88%, 1/15/23	250	253,889
6.40%, 4/30/40	200	268,397
5.95%, 4/01/41	250	320,106
4.45%, 1/15/43	250	265,416
Omnicom Group, Inc.:
3.63%, 5/01/22	125	130,469
3.65%, 11/01/24	70	71,784

Corporate Bonds	Par (000)	Value
Media (continued)
Omnicom Group, Inc. (continued):
3.60%, 4/15/26	$500	$503,076
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	250	259,040
TCI Communications, Inc., 7.88%, 2/15/26	250	337,453
Thomson Reuters Corp.:
6.50%, 7/15/18	250	261,717
4.30%, 11/23/23	250	268,062
3.35%, 5/15/26	140	139,775
4.50%, 5/23/43	250	250,293
Time Warner Cable, Inc.:
8.25%, 4/01/19	300	330,946
5.00%, 2/01/20	500	533,397
4.13%, 2/15/21	100	104,571
6.55%, 5/01/37	650	776,175
6.75%, 6/15/39	300	367,200
5.88%, 11/15/40	250	278,656
5.50%, 9/01/41	250	268,666
4.50%, 9/15/42	475	451,957
Time Warner, Inc.:
4.88%, 3/15/20	250	267,219
4.70%, 1/15/21	500	536,993
3.60%, 7/15/25	250	249,432
3.88%, 1/15/26	1,000	1,016,941
2.95%, 7/15/26	500	471,702
6.25%, 3/29/41	150	183,251
4.90%, 6/15/42	350	359,823
5.35%, 12/15/43	250	275,341
4.65%, 6/01/44	250	247,239
4.85%, 7/15/45	500	514,842
Viacom, Inc.:
5.63%, 9/15/19	250	266,954
3.13%, 6/15/22	150	150,278
3.25%, 3/15/23	200	198,232
4.25%, 9/01/23	250	260,981
3.45%, 10/04/26	1,000	963,411
6.88%, 4/30/36	250	292,116
4.38%, 3/15/43	70	62,223
5.85%, 9/01/43	100	107,990
5.25%, 4/01/44	250	250,355
Walt Disney Co.:
1.85%, 5/30/19	500	502,382
2.15%, 9/17/20	500	503,406
2.30%, 2/12/21	500	504,349
3.75%, 6/01/21	50	52,988
2.35%, 12/01/22	300	300,654
3.15%, 9/17/25	165	168,681
3.00%, 2/13/26	200	201,033
1.85%, 7/30/26	1,000	910,231
3.00%, 7/30/46	75	65,569
Series E, 4.13%, 12/01/41	250	261,961
WPP Finance 2010:
4.75%, 11/21/21	100	108,179
3.75%, 9/19/24	250	256,110

		43,407,912
Metals & Mining — 0.4%
Barrick Gold Corp.:
4.10%, 5/01/23	157	169,855
5.25%, 4/01/42	200	227,560
Barrick North America Finance LLC:
5.70%, 5/30/41	250	296,031
5.75%, 5/01/43	250	303,002
BHP Billiton Finance USA Ltd.:
2.88%, 2/24/22	250	255,083
3.85%, 9/30/23	2,000	2,128,500
5.00%, 9/30/43	350	405,016

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	31

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Metals & Mining (continued)
Goldcorp, Inc., 3.63%, 6/09/21	$250	$259,150
Newmont Mining Corp.:
3.50%, 3/15/22	950	982,407
4.88%, 3/15/42	300	316,991
Nucor Corp., 5.20%, 8/01/43	250	293,347
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	25	26,408
Rio Tinto Finance USA Ltd.:
2.88%, 8/21/22	13	13,209
3.75%, 6/15/25	500	526,270
5.20%, 11/02/40	350	413,834
4.75%, 3/22/42	100	112,211
Rio Tinto Finance USA PLC, 4.13%, 8/21/42	500	515,954
Southern Copper Corp.:
5.38%, 4/16/20	1,000	1,086,201
3.88%, 4/23/25	750	768,934
6.75%, 4/16/40	350	403,125
5.88%, 4/23/45	615	657,491
Vale Overseas Ltd.:
5.88%, 6/10/21	2,250	2,415,375
4.38%, 1/11/22	750	763,350
6.25%, 8/10/26	1,000	1,078,750
6.88%, 11/21/36	200	214,500
6.88%, 11/10/39	250	268,125
Vale SA, 5.63%, 9/11/42	250	237,500

		15,138,179
Multi-Utilities — 0.2%
CenterPoint Energy Resources Corp., 5.85%, 1/15/41	250	307,468
CMS Energy Corp.:
8.75%, 6/15/19	250	280,817
3.45%, 8/15/27	1,000	1,009,287
4.70%, 3/31/43	200	212,503
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/01/19	100	107,944
3.30%, 12/01/24	250	254,791
4.20%, 3/15/42	400	420,595
3.95%, 3/01/43	150	151,692
4.45%, 3/15/44	250	273,752
Series C, 4.30%, 12/01/56	500	521,185
Dominion Gas Holdings LLC:
2.80%, 11/15/20	500	506,072
3.60%, 12/15/24	250	255,686
Dominion Resources, Inc.:
3.63%, 12/01/24	250	256,129
7.00%, 6/15/38	250	333,116
4.90%, 8/01/41	50	54,638
ONE Gas, Inc., 4.66%, 2/01/44	250	275,219
San Diego Gas & Electric Co.:
3.60%, 9/01/23	250	263,510
4.30%, 4/01/42	100	106,417
SCANA Corp., 4.13%, 2/01/22	100	100,591
Sempra Energy:
2.40%, 3/15/20	250	251,122
4.05%, 12/01/23	250	263,696
3.55%, 6/15/24	250	256,129
3.75%, 11/15/25	250	257,557

		6,719,916
Multiline Retail — 0.1%
Kohl’s Corp.:
4.00%, 11/01/21	50	51,209
5.55%, 7/17/45	100	91,592
Nordstrom, Inc.:
4.75%, 5/01/20	750	781,095

Corporate Bonds	Par (000)	Value
Multiline Retail (continued)
Nordstrom, Inc. (continued):
4.00%, 10/15/21	$100	$102,143
5.00%, 1/15/44	500	476,384
Target Corp.:
2.30%, 6/26/19	750	759,251
2.90%, 1/15/22	150	154,013
2.50%, 4/15/26	250	237,200
4.00%, 7/01/42	350	345,732
3.63%, 4/15/46	350	326,550

		3,325,169
Oil, Gas & Consumable Fuels — 2.8%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	250	303,718
Anadarko Petroleum Corp.:
5.55%, 3/15/26	590	659,328
6.45%, 9/15/36	350	411,982
4.50%, 7/15/44	250	229,100
6.60%, 3/15/46	500	617,515
Apache Corp.:
3.25%, 4/15/22	1,645	1,668,981
6.00%, 1/15/37	100	115,698
5.10%, 9/01/40	250	255,410
5.25%, 2/01/42	250	262,052
4.75%, 4/15/43	250	250,730
4.25%, 1/15/44	600	562,001
Boardwalk Pipelines LP, 3.38%, 2/01/23	200	198,416
BP Capital Markets PLC:
2.24%, 9/26/18	300	301,712
2.24%, 5/10/19	500	503,848
2.52%, 1/15/20	115	116,602
2.32%, 2/13/20	250	252,294
4.74%, 3/11/21	50	54,335
2.11%, 9/16/21	500	495,571
3.06%, 3/17/22	210	214,655
3.25%, 5/06/22	100	102,868
2.75%, 5/10/23	350	348,528
3.99%, 9/26/23	250	265,308
3.22%, 11/28/23	1,000	1,015,567
3.12%, 5/04/26	350	346,895
3.02%, 1/16/27	500	486,454
Buckeye Partners LP:
4.15%, 7/01/23	250	256,746
3.95%, 12/01/26	500	494,913
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	1,100	1,129,514
3.80%, 4/15/24	1,250	1,265,047
3.90%, 2/01/25	250	251,543
6.25%, 3/15/38	300	349,658
Cenovus Energy, Inc.:
4.25%, 4/15/27 (a)	1,000	952,627
6.75%, 11/15/39	500	525,250
5.40%, 6/15/47 (a)	500	466,695
Chevron Corp.:
1.56%, 5/16/19	500	498,543
2.19%, 11/15/19	555	560,472
2.43%, 6/24/20	550	556,884
2.41%, 3/03/22	145	145,554
3.33%, 11/17/25	500	512,443
2.95%, 5/16/26	250	248,128
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	1,300	1,285,912
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20	500	501,302
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25	500	500,080
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/24	750	789,166

See Notes to Financial Statements.

32	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CNOOC Nexen Finance 2014 ULC (continued):
4.88%, 4/30/44	$250	$274,709
Columbia Pipeline Group, Inc., 4.50%, 6/01/25	250	266,122
ConocoPhillips Co.:
2.40%, 12/15/22	500	491,477
3.35%, 11/15/24	1,000	1,019,557
4.95%, 3/15/26	500	556,859
4.15%, 11/15/34	395	396,935
4.30%, 11/15/44	500	510,504
5.95%, 3/15/46	250	312,666
6.50%, 2/01/39	400	525,203
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	128,257
Devon Energy Corp.:
4.00%, 7/15/21	150	154,586
5.85%, 12/15/25	250	284,095
5.60%, 7/15/41	500	519,289
4.75%, 5/15/42	350	339,335
5.00%, 6/15/45	500	505,120
Ecopetrol SA:
7.63%, 7/23/19	100	110,500
5.88%, 9/18/23	350	382,725
4.13%, 1/16/25	1,000	980,000
5.38%, 6/26/26	500	520,000
5.88%, 5/28/45	500	459,000
Enable Midstream Partners LP:
2.40%, 5/15/19	1,350	1,344,709
5.00%, 5/15/44	500	468,464
Enbridge Energy Partners LP:
4.20%, 9/15/21	100	104,334
5.88%, 10/15/25	1,500	1,711,167
Enbridge, Inc.:
3.50%, 6/10/24	65	64,972
4.25%, 12/01/26	1,000	1,042,149
4.50%, 6/10/44	250	244,660
Encana Corp.:
3.90%, 11/15/21	1,250	1,274,109
6.50%, 2/01/38	250	284,306
Energy Transfer Partners LP:
9.70%, 3/15/19	44	49,277
5.20%, 2/01/22	250	268,796
3.60%, 2/01/23	150	150,695
4.90%, 2/01/24	250	263,808
4.75%, 1/15/26	1,000	1,040,320
4.20%, 4/15/27	1,000	999,693
4.90%, 3/15/35	250	243,100
5.15%, 2/01/43	500	474,547
5.95%, 10/01/43	150	158,907
6.13%, 12/15/45	250	270,596
EnLink Midstream Partners LP:
4.85%, 7/15/26	500	520,209
5.05%, 4/01/45	150	139,203
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	504,317
3.90%, 2/15/24	125	130,016
3.75%, 2/15/25	790	813,544
3.70%, 2/15/26	960	977,763
3.95%, 2/15/27	1,000	1,033,615
5.95%, 2/01/41	150	177,699
4.45%, 2/15/43	325	322,977
4.85%, 3/15/44	200	212,010
5.10%, 2/15/45	250	274,528
4.90%, 5/15/46	350	376,365
EOG Resources, Inc.:
5.63%, 6/01/19	150	159,968
3.15%, 4/01/25	80	78,675

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. (continued):
5.10%, 1/15/36	$250	$274,258
EQT Corp., 4.88%, 11/15/21	50	53,327
Exxon Mobil Corp.:
2.22%, 3/01/21	750	754,918
2.40%, 3/06/22	500	502,613
2.73%, 3/01/23	1,000	1,011,822
3.18%, 3/15/24	250	256,680
2.71%, 3/06/25	250	248,231
3.04%, 3/01/26	620	625,307
4.11%, 3/01/46	500	527,450
Hess Corp.:
4.30%, 4/01/27	1,500	1,465,176
5.60%, 2/15/41	550	540,688
Husky Energy, Inc.:
3.95%, 4/15/22	150	155,053
4.00%, 4/15/24	500	507,010
Kinder Morgan Energy Partners LP:
4.30%, 5/01/24	500	516,779
2.65%, 2/01/19	245	246,665
3.50%, 3/01/21	750	767,982
5.80%, 3/01/21	250	273,831
5.00%, 10/01/21	200	214,802
3.95%, 9/01/22	225	232,468
3.45%, 2/15/23	500	503,056
4.25%, 9/01/24	155	160,151
6.50%, 2/01/37	100	110,720
6.95%, 1/15/38	250	298,575
5.00%, 8/15/42	75	73,316
5.50%, 3/01/44	250	258,036
5.40%, 9/01/44	250	252,146
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	254,344
4.30%, 6/01/25	410	426,268
5.30%, 12/01/34	250	257,412
5.55%, 6/01/45	750	794,794
5.05%, 2/15/46	750	753,153
Magellan Midstream Partners LP:
3.20%, 3/15/25	500	484,920
4.25%, 9/15/46	250	244,108
Marathon Oil Corp.:
2.80%, 11/01/22	400	383,500
3.85%, 6/01/25	250	244,029
5.20%, 6/01/45	250	239,692
Marathon Petroleum Corp.:
5.13%, 3/01/21	150	162,592
3.63%, 9/15/24	115	116,201
4.75%, 9/15/44	250	237,513
5.85%, 12/15/45	250	253,460
MPLX LP:
4.50%, 7/15/23	250	265,393
4.88%, 12/01/24	250	266,542
4.88%, 6/01/25	250	265,100
4.13%, 3/01/27	1,000	1,003,405
Nabors Industries, Inc.:
5.00%, 9/15/20	50	49,875
4.63%, 9/15/21	250	237,450
Nexen Energy ULC, 6.40%, 5/15/37	100	127,392
Noble Energy, Inc.:
5.63%, 5/01/21	250	257,166
4.15%, 12/15/21	150	158,053
5.25%, 11/15/43	500	518,061
Occidental Petroleum Corp.:
4.10%, 2/01/21	50	53,262
3.50%, 6/15/25	250	255,325

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	33

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued):
3.40%, 4/15/26	$390	$393,527
3.00%, 2/15/27	1,500	1,460,638
4.40%, 4/15/46	250	259,861
ONEOK Partners LP:
3.38%, 10/01/22	500	504,577
4.90%, 3/15/25	250	267,671
6.13%, 2/01/41	300	342,120
Petroleos Mexicanos:
3.50%, 7/18/18	350	354,235
3.13%, 1/23/19	250	251,750
3.50%, 7/23/20	500	505,250
5.50%, 1/21/21	500	524,500
6.38%, 2/04/21	2,000	2,164,600
4.88%, 1/24/22	400	412,084
3.50%, 1/30/23	400	383,400
4.63%, 9/21/23	1,500	1,518,000
4.88%, 1/18/24	250	253,225
4.50%, 1/23/26	2,000	1,944,060
6.88%, 8/04/26	500	554,000
6.50%, 6/02/41	550	546,150
5.50%, 6/27/44	862	762,008
6.38%, 1/23/45	750	731,250
5.63%, 1/23/46	550	487,575
6.75%, 9/21/47	473	477,673
Phillips 66:
4.65%, 11/15/34	355	373,660
5.88%, 5/01/42	100	120,821
4.88%, 11/15/44	250	267,977
Phillips 66 Partners LP, 4.90%, 10/01/46	500	492,204
Pioneer Natural Resources Co., 3.95%, 7/15/22	150	157,180
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/26	500	505,674
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/01/22	500	510,079
2.85%, 1/31/23	250	242,528
3.60%, 11/01/24	750	728,935
5.15%, 6/01/42	50	48,022
4.70%, 6/15/44	250	227,885
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/01/22	500	550,791
Sabine Pass Liquefaction LLC:
5.63%, 3/01/25	1,000	1,103,059
5.00%, 3/15/27	1,000	1,064,472
Shell International Finance BV:
1.90%, 8/10/18	750	752,074
1.38%, 5/10/19	250	248,529
4.38%, 3/25/20	100	106,421
2.13%, 5/11/20	750	754,105
2.25%, 11/10/20	120	120,823
1.88%, 5/10/21	250	246,935
3.25%, 5/11/25	250	255,379
2.88%, 5/10/26	500	493,380
2.50%, 9/12/26	1,000	956,072
4.13%, 5/11/35	500	520,586
6.38%, 12/15/38	300	399,176
5.50%, 3/25/40	300	364,552
4.55%, 8/12/43	200	214,008
4.38%, 5/11/45	500	523,267
4.00%, 5/10/46	750	740,561
3.75%, 9/12/46	150	141,947
Spectra Energy Capital LLC, 3.30%, 3/15/23	150	150,561
Spectra Energy Partners LP:
4.75%, 3/15/24	250	268,613

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Partners LP (continued):
3.50%, 3/15/25	$250	$247,450
3.38%, 10/15/26	500	488,732
Statoil ASA:
1.95%, 11/08/18	250	250,835
2.75%, 11/10/21	500	507,233
2.65%, 1/15/24	1,500	1,480,630
3.70%, 3/01/24	250	262,604
3.25%, 11/10/24	500	510,894
5.10%, 8/17/40	100	115,274
Suncor Energy, Inc.:
3.60%, 12/01/24	165	168,828
6.50%, 6/15/38	500	640,270
6.85%, 6/01/39	250	333,375
Sunoco Logistics Partners Operations LP:
4.25%, 4/01/24	400	404,576
4.95%, 1/15/43	250	233,149
5.30%, 4/01/44	100	97,488
TC PipeLines LP:
4.38%, 3/13/25	250	260,526
3.90%, 5/25/27	105	104,770
Total Capital Canada Ltd., 2.75%, 7/15/23	150	150,808
Total Capital International SA:
2.13%, 1/10/19	350	352,458
2.75%, 6/19/21	250	254,918
2.70%, 1/25/23	500	502,554
Total Capital SA, 2.13%, 8/10/18	500	503,028
TransCanada PipeLines Ltd.:
2.50%, 8/01/22	1,000	998,765
4.88%, 1/15/26	600	671,126
4.63%, 3/01/34	250	274,338
6.20%, 10/15/37	200	254,857
7.25%, 8/15/38	250	347,916
7.63%, 1/15/39	250	365,119
5.00%, 10/16/43	150	171,794
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 2/01/26	250	321,638
4.45%, 8/01/42	250	247,593
Valero Energy Corp.:
6.13%, 2/01/20	150	164,451
3.65%, 3/15/25	500	509,825
3.40%, 9/15/26	750	733,680
6.63%, 6/15/37	300	370,530
Western Gas Partners LP:
4.00%, 7/01/22	250	256,273
4.65%, 7/01/26	250	255,909
Williams Partners LP:
5.25%, 3/15/20	500	538,093
4.00%, 11/15/21	250	260,122
3.60%, 3/15/22	750	766,243
4.30%, 3/04/24	250	260,044
3.90%, 1/15/25	250	252,747
4.00%, 9/15/25	250	254,602
6.30%, 4/15/40	250	289,727
4.90%, 1/15/45	500	500,656

		111,071,430
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	50	52,051
Georgia-Pacific LLC, 8.88%, 5/15/31	525	806,033
International Paper Co.:
3.65%, 6/15/24	500	515,401
5.00%, 9/15/35	250	273,413
4.80%, 6/15/44	250	266,855
4.40%, 8/15/47	500	503,252

See Notes to Financial Statements.

34	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Paper & Forest Products (continued)
Westvaco Corp., 8.20%, 1/15/30	$100	$140,782

		2,557,787
Personal Products — 0.0%
Colgate-Palmolive Co.:
1.75%, 3/15/19	250	250,684
3.25%, 3/15/24	250	259,121
Estee Lauder Cos., Inc., 3.15%, 3/15/27	1,000	1,007,899

		1,517,704
Pharmaceuticals — 1.2%
Abbott Laboratories:
2.00%, 3/15/20	500	498,817
2.55%, 3/15/22	1,000	992,415
3.25%, 4/15/23	150	153,005
3.88%, 9/15/25	45	46,284
3.75%, 11/30/26	500	510,405
5.30%, 5/27/40	500	566,118
4.90%, 11/30/46	1,000	1,101,438
AbbVie, Inc.:
2.00%, 11/06/18	150	150,356
2.50%, 5/14/20	500	505,796
2.30%, 5/14/21	750	748,139
2.90%, 11/06/22	250	252,352
2.85%, 5/14/23	1,500	1,496,652
3.60%, 5/14/25	500	510,032
3.20%, 5/14/26	935	923,959
4.50%, 5/14/35	450	474,586
4.30%, 5/14/36	200	203,540
4.40%, 11/06/42	400	409,772
4.70%, 5/14/45	500	531,320
4.45%, 5/14/46	250	258,049
Actavis Funding SCS:
3.00%, 3/12/20	1,000	1,021,219
3.45%, 3/15/22	1,155	1,190,594
3.80%, 3/15/25	750	775,762
4.55%, 3/15/35	380	405,585
4.85%, 6/15/44	250	270,364
4.75%, 3/15/45	668	721,085
Actavis, Inc., 3.25%, 10/01/22	150	153,258
AstraZeneca PLC:
1.75%, 11/16/18	1,000	1,000,822
1.95%, 9/18/19	500	501,296
2.38%, 11/16/20	500	502,876
3.38%, 11/16/25	700	714,973
6.45%, 9/15/37	100	134,670
4.38%, 11/16/45	650	698,173
Baxalta, Inc.:
2.88%, 6/23/20	500	507,983
4.00%, 6/23/25	100	104,301
5.25%, 6/23/45	350	410,781
Bristol-Myers Squibb Co.:
1.75%, 3/01/19	250	250,680
2.00%, 8/01/22	250	245,775
4.50%, 3/01/44	250	275,765
Eli Lilly & Co.:
1.95%, 3/15/19	250	251,107
2.75%, 6/01/25	45	44,952
3.10%, 5/15/27	750	757,372
3.70%, 3/01/45	250	246,926
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	1,650	1,685,808
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23	500	507,596
5.38%, 4/15/34	250	300,644
6.38%, 5/15/38	300	411,890

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson:
1.13%, 3/01/19	$1,000	$994,743
1.65%, 3/01/21	500	495,074
2.45%, 12/05/21	450	457,660
2.05%, 3/01/23	750	742,411
2.45%, 3/01/26	370	360,793
4.38%, 12/05/33	250	284,338
3.55%, 3/01/36	750	773,076
4.50%, 9/01/40	100	114,115
4.50%, 12/05/43	750	867,202
Merck & Co., Inc.:
3.88%, 1/15/21	250	264,784
2.35%, 2/10/22	500	504,402
2.75%, 2/10/25	570	568,169
6.55%, 9/15/37	250	344,926
4.15%, 5/18/43	250	266,390
3.70%, 2/10/45	900	897,529
Merck Sharp & Dohme Corp., 5.00%, 6/30/19	500	531,251
Mylan NV:
3.95%, 6/15/26	1,000	1,013,239
5.25%, 6/15/46	500	546,950
Mylan, Inc., 4.20%, 11/29/23	250	261,785
Novartis Capital Corp.:
1.80%, 2/14/20	250	250,175
4.40%, 4/24/20	100	106,828
3.40%, 5/06/24	650	678,289
3.00%, 11/20/25	1,100	1,111,335
4.40%, 5/06/44	750	832,119
Perrigo Finance PLC:
3.90%, 12/15/24	250	253,847
4.38%, 3/15/26	250	257,836
Pfizer, Inc.:
1.45%, 6/03/19	500	498,026
1.95%, 6/03/21	500	499,232
2.20%, 12/15/21	1,000	1,001,894
5.80%, 8/12/23	500	587,466
2.75%, 6/03/26	115	113,195
3.00%, 12/15/26	750	752,092
7.20%, 3/15/39	250	373,986
4.30%, 6/15/43	500	536,316
4.40%, 5/15/44	500	549,013
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/23	500	495,587
3.20%, 9/23/26	900	880,069
Teva Pharmaceutical Finance Co. BV:
3.65%, 11/10/21	113	116,687
2.95%, 12/18/22	309	307,218
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 7/20/18	1,000	997,645
2.20%, 7/21/21	750	736,244
2.80%, 7/21/23	1,500	1,458,967
3.15%, 10/01/26	640	607,794
4.10%, 10/01/46	250	230,270
Wyeth LLC:
6.50%, 2/01/34	500	658,376
5.95%, 4/01/37	250	323,179
Zoetis, Inc., 4.70%, 2/01/43	400	434,517

		50,362,331
Real Estate — 0.1%
Boston Properties LP:
3.70%, 11/15/18	200	204,162
4.13%, 5/15/21	250	263,633
3.85%, 2/01/23	1,000	1,052,072

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	35

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Real Estate (continued)
Boston Properties LP (continued):
3.13%, 9/01/23	$250	$253,095
3.65%, 2/01/26	190	192,270
Host Hotels & Resorts LP:
5.25%, 3/15/22	250	271,868
Series E, 4.00%, 6/15/25	190	193,498
Liberty Property LP, 4.40%, 2/15/24	250	264,441
National Retail Properties, Inc., 3.30%, 4/15/23	500	505,665
Prologis LP, 3.75%, 11/01/25	45	46,848
Ventas Realty LP / Ventas Capital Corp.:
2.70%, 4/01/20	250	252,178
4.25%, 3/01/22	100	105,641

		3,605,371
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc., 4.30%, 1/15/26	250	261,836
American Tower Corp.:
3.40%, 2/15/19	250	255,224
2.80%, 6/01/20	250	253,397
5.05%, 9/01/20	25	26,929
5.90%, 11/01/21	500	563,327
4.70%, 3/15/22	100	108,274
3.50%, 1/31/23	150	153,837
4.40%, 2/15/26	30	31,443
3.38%, 10/15/26	500	489,195
AvalonBay Communities, Inc.:
2.95%, 9/15/22	100	101,226
3.45%, 6/01/25	100	101,674
3.90%, 10/15/46	250	241,005
Brixmor Operating Partnership LP:
3.65%, 6/15/24	750	737,973
4.13%, 6/15/26	250	248,550
DDR Corp.:
4.63%, 7/15/22	100	104,701
4.25%, 2/01/26	250	245,106
Digital Realty Trust LP, 4.75%, 10/01/25	500	537,787
ERP Operating LP:
4.75%, 7/15/20	100	106,610
4.63%, 12/15/21	2,000	2,161,104
4.50%, 7/01/44	150	159,887
Essex Portfolio LP, 3.88%, 5/01/24	100	103,115
Federal Realty Investment Trust, 3.25%, 7/15/27	270	264,799
HCP, Inc.:
2.63%, 2/01/20	250	251,834
5.38%, 2/01/21	250	272,845
3.15%, 8/01/22	100	100,646
4.00%, 12/01/22	250	261,492
4.00%, 6/01/25	500	512,174
Hospitality Properties Trust:
5.00%, 8/15/22	200	214,382
4.95%, 2/15/27	1,000	1,044,239
Kimco Realty Corp.:
3.20%, 5/01/21	250	253,840
2.80%, 10/01/26	500	461,317
Mid-America Apartments LP, 4.30%, 10/15/23	200	211,697
Omega Healthcare Investors, Inc.:
4.50%, 4/01/27	250	249,934
4.75%, 1/15/28	500	499,151
Realty Income Corp.:
4.65%, 8/01/23	250	270,419
3.00%, 1/15/27	1,000	947,103

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP:
4.13%, 12/01/21	$100	$106,311
3.38%, 3/15/22	100	103,336
2.63%, 6/15/22	250	250,914
3.38%, 10/01/24	500	509,047
3.38%, 6/15/27	250	249,176
4.75%, 3/15/42	100	106,073
4.25%, 10/01/44	250	249,923
4.25%, 11/30/46	500	499,017
Ventas Realty LP:
4.13%, 1/15/26	250	257,112
3.25%, 10/15/26	500	480,536
Welltower, Inc.:
4.13%, 4/01/19	200	205,966
5.25%, 1/15/22	50	54,894
4.00%, 6/01/25	250	258,490
4.25%, 4/01/26	350	365,993
Weyerhaeuser Co., 7.38%, 3/15/32	350	481,912

		16,986,772
Real Estate Management & Development — 0.0%
CBRE Services, Inc.:
5.25%, 3/15/25	250	272,242
4.88%, 3/01/26	250	266,162

		538,404
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC:
4.70%, 10/01/19	750	797,350
3.75%, 4/01/24	50	52,996
3.65%, 9/01/25	750	789,325
7.00%, 12/15/25	250	319,938
3.25%, 6/15/27	1,000	1,021,580
5.40%, 6/01/41	50	60,903
4.40%, 3/15/42	150	161,562
4.38%, 9/01/42	250	268,542
4.45%, 3/15/43	200	217,272
5.15%, 9/01/43	250	299,264
4.90%, 4/01/44	500	583,577
4.55%, 9/01/44	250	277,115
4.13%, 6/15/47	250	262,891
Canadian National Railway Co.:
2.85%, 12/15/21	1,000	1,021,860
2.95%, 11/21/24	305	310,428
2.75%, 3/01/26	560	554,961
3.50%, 11/15/42	100	94,463
Canadian Pacific Railway Co.:
4.45%, 3/15/23	500	539,434
2.90%, 2/01/25	250	247,767
7.13%, 10/15/31	250	341,073
4.80%, 9/15/35	250	278,706
5.75%, 1/15/42	25	30,763
4.80%, 8/01/45	110	124,413
CSX Corp.:
3.70%, 10/30/20	100	104,493
3.35%, 11/01/25	250	256,180
4.75%, 5/30/42	100	110,677
3.95%, 5/01/50	450	438,770
4.50%, 8/01/54	250	262,080
4.25%, 11/01/66	500	492,880
Kansas City Southern, 3.13%, 6/01/26	250	240,074
Norfolk Southern Corp.:
3.00%, 4/01/22	1,750	1,788,986
3.85%, 1/15/24	1,000	1,057,604
3.15%, 6/01/27	880	876,923
3.95%, 10/01/42	100	99,189

See Notes to Financial Statements.

36	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Road & Rail (continued)
Norfolk Southern Corp. (continued):
4.80%, 8/15/43	$350	$393,191
4.45%, 6/15/45	250	266,930
Union Pacific Corp.:
4.16%, 7/15/22	100	108,206
3.65%, 2/15/24	1,000	1,057,493
3.25%, 8/15/25	250	256,947
2.75%, 3/01/26	1,000	987,525
4.30%, 6/15/42	50	53,142
4.75%, 12/15/43	250	279,566
4.05%, 11/15/45	250	258,642
4.05%, 3/01/46	140	144,925
3.80%, 10/01/51	250	244,801

		18,435,407
Semiconductors & Semiconductor Equipment — 0.2%
Altera Corp., 4.10%, 11/15/23	250	269,326
Analog Devices, Inc., 3.50%, 12/05/26	750	755,840
Applied Materials, Inc.:
4.30%, 6/15/21	500	539,718
3.90%, 10/01/25	160	170,455
5.85%, 6/15/41	300	381,546
Intel Corp.:
1.70%, 5/19/21	1,000	987,026
4.80%, 10/01/41	300	343,649
4.90%, 7/29/45	1,000	1,161,873
4.10%, 5/19/46	500	518,216
KLA-Tencor Corp., 4.65%, 11/01/24	305	329,389
Lam Research Corp., 3.80%, 3/15/25	230	234,842
Maxim Integrated Products, Inc., 3.38%, 3/15/23	100	101,533
QUALCOMM, Inc.:
2.10%, 5/20/20	70	70,320
2.25%, 5/20/20	500	504,742
3.00%, 5/20/22	250	256,384
2.60%, 1/30/23	140	139,489
3.45%, 5/20/25	250	256,963
3.25%, 5/20/27	500	501,143
4.65%, 5/20/35	250	272,444
4.80%, 5/20/45	750	823,145
Seagate HDD Cayman:
3.75%, 11/15/18	125	128,000
4.75%, 6/01/23	500	521,250
4.88%, 6/01/27	500	499,329
Texas Instruments, Inc., 1.75%, 5/01/20	250	248,981
Xilinx, Inc., 3.00%, 3/15/21	75	76,725

		10,092,328
Software — 0.8%
Activision Blizzard, Inc., 3.40%, 6/15/27	1,000	996,596
CA, Inc., 4.50%, 8/15/23	170	175,388
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	1,500	1,590,198
Microsoft Corp.:
1.30%, 11/03/18	1,000	998,411
1.63%, 12/06/18	250	250,620
1.10%, 8/08/19	2,000	1,976,296
1.85%, 2/06/20	1,000	1,002,549
1.85%, 2/12/20	500	500,877
3.00%, 10/01/20	50	51,825
2.00%, 11/03/20	500	501,800
1.55%, 8/08/21	500	489,214
2.40%, 2/06/22	1,000	1,009,403
2.65%, 11/03/22	500	507,120
2.00%, 8/08/23	1,000	974,478
2.88%, 2/06/24	865	879,071

Corporate Bonds	Par (000)	Value
Software (continued)
Microsoft Corp. (continued):
3.13%, 11/03/25	$500	$510,168
2.40%, 8/08/26	485	466,753
3.30%, 2/06/27	1,000	1,030,071
3.50%, 2/12/35	165	166,361
4.20%, 11/03/35	250	273,165
3.45%, 8/08/36	250	250,156
4.10%, 2/06/37	500	538,561
4.50%, 10/01/40	500	559,212
5.30%, 2/08/41	100	122,665
3.75%, 5/01/43	150	149,499
3.75%, 2/12/45	500	496,936
4.45%, 11/03/45	500	556,335
3.70%, 8/08/46	1,000	989,538
4.25%, 2/06/47	1,000	1,082,654
4.00%, 2/12/55	500	506,317
4.75%, 11/03/55	250	285,567
3.95%, 8/08/56	250	250,036
4.50%, 2/06/57	500	550,499
Oracle Corp.:
2.25%, 10/08/19	750	759,240
3.88%, 7/15/20	100	105,679
2.80%, 7/08/21	1,000	1,027,020
1.90%, 9/15/21	1,500	1,486,810
2.50%, 10/15/22	250	251,349
2.40%, 9/15/23	1,000	987,024
2.95%, 5/15/25	500	502,447
2.65%, 7/15/26	745	714,876
3.25%, 5/15/30	250	251,214
4.30%, 7/08/34	250	271,253
3.90%, 5/15/35	500	515,239
3.85%, 7/15/36	750	775,320
6.13%, 7/08/39	500	654,373
5.38%, 7/15/40	400	486,486
4.50%, 7/08/44	500	544,873
4.13%, 5/15/45	250	257,023
4.00%, 7/15/46	250	252,474
4.38%, 5/15/55	250	262,531

		30,793,570
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	265,327
AutoZone, Inc.:
3.70%, 4/15/22	50	51,853
3.13%, 7/15/23	250	251,235
3.25%, 4/15/25	165	162,110
Bed Bath & Beyond, Inc., 5.17%, 8/01/44	250	220,050
Home Depot, Inc.:
2.00%, 6/15/19	350	352,449
2.00%, 4/01/21	500	498,595
4.40%, 4/01/21	150	161,672
2.63%, 6/01/22	750	761,338
3.35%, 9/15/25	500	519,198
3.00%, 4/01/26	1,500	1,508,005
2.13%, 9/15/26	500	467,428
5.88%, 12/16/36	100	130,266
5.40%, 9/15/40	500	619,150
4.20%, 4/01/43	250	265,096
4.40%, 3/15/45	250	273,805
4.25%, 4/01/46	250	268,219
3.90%, 6/15/47	500	506,863
3.50%, 9/15/56	140	126,847
Lowe’s Cos., Inc.:
4.63%, 4/15/20	100	106,097
3.12%, 4/15/22	1,600	1,654,520
3.38%, 9/15/25	500	516,470

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	37

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Specialty Retail (continued)
Lowe’s Cos., Inc. (continued):
2.50%, 4/15/26	$955	$917,968
4.25%, 9/15/44	250	261,561
3.70%, 4/15/46	250	240,968
4.05%, 5/03/47	1,000	1,016,991
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/22	300	297,557
4.38%, 9/01/23	200	196,534
3.63%, 6/01/24	250	229,680
4.50%, 12/15/34	500	413,617
5.13%, 1/15/42	250	214,529
QVC, Inc.:
5.45%, 8/15/34	200	190,440
5.95%, 3/15/43	350	334,826

		14,001,264
Technology Hardware, Storage & Peripherals — 0.5%
Adobe Systems, Inc., 3.25%, 2/01/25	70	71,547
Apple, Inc.:
1.10%, 8/02/19	1,250	1,236,645
1.55%, 2/07/20	250	248,769
1.90%, 2/07/20	1,000	1,002,512
2.00%, 5/06/20	500	502,398
2.25%, 2/23/21	500	503,314
1.55%, 8/04/21	1,000	976,974
2.85%, 2/23/23	250	254,335
2.50%, 2/09/25	140	136,925
3.20%, 5/13/25	750	765,980
3.25%, 2/23/26	660	671,818
2.45%, 8/04/26	1,410	1,348,262
3.35%, 2/09/27	2,000	2,044,666
3.20%, 5/11/27	1,000	1,011,680
4.50%, 2/23/36	250	280,528
3.85%, 5/04/43	250	249,931
4.45%, 5/06/44	250	271,999
3.45%, 2/09/45	350	328,881
4.38%, 5/13/45	500	540,580
4.65%, 2/23/46	480	538,042
3.85%, 8/04/46	750	749,487
4.25%, 2/09/47	250	265,155
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a):
4.42%, 6/15/21	500	527,109
5.45%, 6/15/23	1,000	1,085,170
6.02%, 6/15/26	840	925,268
8.10%, 7/15/36	500	628,448
8.35%, 7/15/46	350	451,704
Hewlett Packard Enterprise Co.:
4.90%, 10/15/25	750	786,298
6.35%, 10/15/45	250	264,219
HP, Inc.:
4.38%, 9/15/21	250	266,452
4.65%, 12/09/21	1,600	1,726,822
6.00%, 9/15/41	150	158,884
NetApp, Inc., 3.38%, 6/15/21	105	107,709

		20,928,511
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45	500	503,328
VF Corp., 3.50%, 9/01/21	100	104,294

		607,622
Tobacco — 0.3%
Altria Group, Inc.:
9.25%, 8/06/19	45	51,659
2.63%, 1/14/20	250	253,875

Corporate Bonds	Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued):
4.75%, 5/05/21	$1,000	$1,090,708
2.85%, 8/09/22	1,500	1,523,403
4.00%, 1/31/24	250	266,724
4.50%, 5/02/43	400	425,823
5.38%, 1/31/44	320	385,740
3.88%, 9/16/46	250	242,838
Philip Morris International, Inc.:
1.88%, 1/15/19	250	250,380
4.13%, 5/17/21	50	53,295
2.63%, 3/06/23	250	249,201
2.13%, 5/10/23	1,000	967,751
3.25%, 11/10/24	1,000	1,018,047
3.38%, 8/11/25	750	768,326
2.75%, 2/25/26	415	405,250
4.50%, 3/20/42	50	53,187
3.88%, 8/21/42	100	98,039
4.13%, 3/04/43	450	453,917
4.88%, 11/15/43	250	279,329
4.25%, 11/10/44	365	375,727
Reynolds American, Inc.:
6.88%, 5/01/20	250	281,204
3.25%, 6/12/20	1,135	1,168,526
5.70%, 8/15/35	325	385,126
6.15%, 9/15/43	150	187,306
5.85%, 8/15/45	500	612,400

		11,847,781
Trading Companies & Distributors — 0.0%
GATX Corp., 3.25%, 9/15/26	750	723,720
Utilities — 0.0%
Emera US Finance LP:
3.55%, 6/15/26	75	75,174
4.75%, 6/15/46	350	369,368

		444,542
Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 3/01/25	250	258,523
4.30%, 9/01/45	250	268,961
United Utilities PLC, 5.38%, 2/01/19	50	52,118

		579,602
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
5.00%, 3/30/20	1,200	1,289,052
3.13%, 7/16/22	1,500	1,528,814
6.13%, 3/30/40	250	303,331
4.38%, 7/16/42	350	352,839
Crown Castle International Corp.:
3.40%, 2/15/21	750	770,136
2.25%, 9/01/21	1,000	983,803
3.70%, 6/15/26	280	282,398
4.00%, 3/01/27	1,000	1,029,282
Rogers Communications, Inc.:
3.00%, 3/15/23	650	653,895
3.63%, 12/15/25	65	66,533
2.90%, 11/15/26	1,000	962,997
5.00%, 3/15/44	250	282,771
Vodafone Group PLC:
7.88%, 2/15/30	100	135,058
4.38%, 2/19/43	950	938,127

		9,579,036
Total Corporate Bonds — 26.5%		1,062,727,937

See Notes to Financial Statements.

38	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
African Development Bank:
1.00%, 5/15/19	$1,000	$990,040
1.25%, 7/26/21	500	486,220
Asian Development Bank:
1.75%, 9/11/18	500	501,997
1.50%, 9/28/18	1,000	1,000,914
1.38%, 1/15/19	4,000	3,993,896
1.88%, 4/12/19	500	503,074
1.63%, 3/16/21	750	743,498
1.88%, 2/18/22	1,000	994,152
2.00%, 4/24/26	1,000	967,360
Canada Government International Bond, 1.63%, 2/27/19	500	501,630
Chile Government International Bond, 3.63%, 10/30/42	350	347,288
Colombia Government International Bond:
4.38%, 7/12/21	250	266,000
2.63%, 3/15/23	250	243,750
4.00%, 2/26/24	750	778,500
4.50%, 1/28/26	2,250	2,396,250
3.88%, 4/25/27	1,000	1,009,000
7.38%, 9/18/37	100	128,600
6.13%, 1/18/41	250	288,250
5.63%, 2/26/44	950	1,038,350
5.00%, 6/15/45	500	503,000
Council of Europe Development Bank, 1.63%, 3/10/20	250	248,974
European Bank for Reconstruction & Development:
1.63%, 11/15/18	1,000	1,001,299
0.88%, 7/22/19	500	491,292
1.75%, 11/26/19	500	501,036
European Investment Bank:
1.13%, 8/15/18	1,000	996,564
1.88%, 3/15/19	500	502,793
1.25%, 5/15/19	3,000	2,983,194
1.75%, 6/17/19	1,500	1,504,861
1.13%, 8/15/19	3,000	2,971,491
1.25%, 12/16/19	2,000	1,980,334
1.38%, 6/15/20	1,000	988,500
1.63%, 12/15/20	1,000	992,565
2.00%, 3/15/21	500	501,519
1.63%, 6/15/21	2,000	1,976,766
1.38%, 9/15/21	2,000	1,949,664
2.13%, 4/13/26	1,000	975,260
Export Development Canada:
1.75%, 8/19/19	500	501,696
1.75%, 7/21/20	500	500,614
Export-Import Bank of Korea:
1.88%, 10/21/21	2,000	1,936,030
3.25%, 11/10/25	500	504,665
FMS Wertmanagement AoeR:
1.63%, 11/20/18	500	500,867
1.38%, 6/08/21	1,000	980,009
Hungary Government International Bond:
5.38%, 2/21/23	500	556,250
5.75%, 11/22/23	500	571,722
5.38%, 3/25/24	500	562,858
7.63%, 3/29/41	250	372,500
Inter-American Development Bank:
1.00%, 5/13/19	2,500	2,473,400
1.25%, 10/15/19	500	495,368
1.75%, 10/15/19	1,500	1,502,985
1.63%, 5/12/20	3,000	2,992,182
1.88%, 3/15/21	500	499,477
1.25%, 9/14/21	1,000	971,211
2.13%, 1/18/22	1,000	1,006,007

Foreign Agency Obligations	Par (000)	Value
Inter-American Development Bank (continued):
1.75%, 4/14/22	$750	$739,743
International Bank for Reconstruction & Development:
0.88%, 7/19/18	1,750	1,740,517
1.00%, 10/05/18	1,500	1,491,637
1.25%, 7/26/19	1,000	994,179
0.88%, 8/15/19	750	739,318
1.88%, 10/07/19	250	251,398
1.13%, 11/27/19	1,500	1,483,429
1.38%, 3/30/20	1,750	1,735,106
1.13%, 8/10/20	1,000	980,824
2.13%, 11/01/20	500	504,491
1.38%, 5/24/21	500	489,559
1.38%, 9/20/21	1,000	975,524
1.75%, 4/19/23	1,000	972,300
4.75%, 2/15/35	500	622,144
Series GDIF, 2.50%, 7/29/25	500	501,222
Series GDIF, 1.88%, 10/27/26	750	713,095
International Finance Corp.:
1.75%, 9/16/19	1,500	1,506,406
1.63%, 7/16/20	500	498,706
1.13%, 7/20/21	500	484,668
Israel Government International Bond, 4.50%, 1/30/43	200	215,100
Italian Government International Bond:
6.88%, 9/27/23	100	117,187
5.38%, 6/15/33	250	283,005
Japan Bank for International Cooperation:
2.13%, 2/07/19	200	200,604
1.88%, 4/20/21	2,000	1,967,760
2.00%, 11/04/21	2,000	1,967,118
3.38%, 7/31/23	500	524,797
2.38%, 4/20/26	750	727,007
2.25%, 11/04/26	500	477,157
Korea Development Bank, 1.38%, 9/12/19	750	735,971
Korea International Bond, 4.13%, 6/10/44	250	297,063
Landwirtschaftliche Rentenbank:
2.25%, 10/01/21	500	505,060
1.75%, 7/27/26	1,000	939,741
Mexico Government International Bond:
8.13%, 12/30/19	100	116,000
5.13%, 1/15/20	100	107,900
3.63%, 3/15/22	2,750	2,851,750
4.00%, 10/02/23	250	261,475
3.60%, 1/30/25	500	506,175
4.13%, 1/21/26	3,000	3,118,500
4.15%, 3/28/27	1,000	1,035,500
6.75%, 9/27/34	150	191,216
6.05%, 1/11/40	300	353,640
4.75%, 3/08/44	950	950,950
5.55%, 1/21/45	1,025	1,148,000
4.60%, 1/23/46	500	488,050
4.35%, 1/15/47	750	704,400
Nordic Investment Bank, 1.50%, 9/29/20	500	495,947
Panama Government International Bond:
5.20%, 1/30/20	350	378,000
3.75%, 3/16/25	1,500	1,545,000
3.88%, 3/17/28	1,500	1,537,500
6.70%, 1/26/36	350	450,625
Peruvian Government International Bond:
7.35%, 7/21/25	400	522,400
4.13%, 8/25/27	1,000	1,087,500
8.75%, 11/21/33	441	675,832
6.55%, 3/14/37	250	328,625
5.63%, 11/18/50	300	363,450

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	39

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
Philippine Government International Bond:
4.00%, 1/15/21	$1,500	$1,598,779
4.20%, 1/21/24	2,500	2,738,797
7.75%, 1/14/31	500	721,212
6.38%, 10/23/34	250	335,596
3.95%, 1/20/40	250	260,873
3.70%, 3/01/41	1,100	1,111,608
Poland Government International Bond:
6.38%, 7/15/19	250	271,701
5.00%, 3/23/22	1,050	1,165,500
3.00%, 3/17/23	200	203,500
4.00%, 1/22/24	250	267,376
3.25%, 4/06/26	250	254,375
Province of Manitoba Canada, 2.05%, 11/30/20	500	501,363
Province of Ontario Canada:
2.00%, 9/27/18	500	502,867
2.00%, 1/30/19	500	502,896
4.40%, 4/14/20	1,200	1,279,806
1.88%, 5/21/20	500	499,303
Province of Quebec Canada:
3.50%, 7/29/20	500	523,315
2.75%, 8/25/21	500	512,551
2.63%, 2/13/23	250	253,812
2.88%, 10/16/24	500	508,627
2.50%, 4/20/26	500	491,689
Svensk Exportkredit AB:
1.88%, 6/17/19	500	502,140
2.38%, 3/09/22	1,500	1,519,704
Uruguay Government International Bond:
8.00%, 11/18/22	150	183,000
4.50%, 8/14/24	1,250	1,358,125
4.38%, 10/27/27	1,000	1,062,500
5.10%, 6/18/50	1,500	1,527,000
Total Foreign Agency Obligations — 3.0%		121,434,008

Municipal Bonds
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	150	222,000
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series F-2, 6.26%, 4/01/49	250	357,405
Series S-1, 6.92%, 4/01/40	200	280,824
Series S-1, 7.04%, 4/01/50	100	153,015
Series S-3, 6.91%, 10/01/50	200	302,374
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	200	240,188
Pension Funding, Series A, 6.90%, 12/01/40	100	127,169
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	146,479
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 7/01/39	200	255,452
6.60%, 7/01/50	90	132,625
Series D, 6.57%, 7/01/45	175	255,083
City of New York New York, Build America Bonds, Series A-2, 5.21%, 10/01/31	225	264,924
City of New York New York, GO, 6.27%, 12/01/37	300	403,218

Municipal Bonds	Par (000)	Value
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	$345	$432,016
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42	100	136,187
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 5.72%, 2/01/41	200	254,620
City Public Service Board of San Antonio Texas, RB, 4.43%, 2/01/42	170	185,620
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	500	630,915
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 7/01/45	150	218,299
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 6/01/39	100	126,511
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 5/01/49	100	135,076
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	260	309,964
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	247,304
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	100	131,612
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20	300	306,630
Health & Educational Facilities Authority of the State of Missouri, RB, 3.65%, 8/15/57 (e)	40	39,517
JobsOhio Beverage System, Refunding RB, Series B, 4.53%, 1/01/35	100	110,249
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 8/01/49	200	303,022
Los Angeles California Unified School District, GO:
5.75%, 7/01/34	100	126,384
Build America Bonds, 6.76%, 7/01/34	450	619,380
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 8/15/39	100	127,462
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 7/01/26	100	104,744
Metropolitan Transportation Authority, RB, Build America Bonds, Series E, 6.81%, 11/15/40	400	558,656
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	145,798
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	183,764
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 4/01/57	345	423,519
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 2/15/29	450	552,721
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	300	437,310
Series F, 7.41%, 1/01/40	400	600,804

See Notes to Financial Statements.

40	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds, Series C, 5.75%, 12/15/28	$200	$213,838
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, 5.77%, 8/01/36	100	123,623
New York City Water & Sewer System, RB:
5.88%, 6/15/44	100	135,265
Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 6/15/42	115	155,473
New York City Water & Sewer System, Refunding RB, Build America Bonds, 2nd General Resolution, Fiscal 2011, Series AA, 5.44%, 6/15/43	200	256,540
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 3/15/39	200	245,438
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 1/01/49	300	437,436
Ohio State University, RB, Build America Bonds, Series C, 4.91%, 6/01/40	200	240,646
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	113,925
Oregon School Boards Association, GO, Series B, 5.55%, 6/30/28	175	206,678
Port Authority of New York & New Jersey, ARB, 192nd Series, 4.81%, 10/15/65	100	115,387
Port Authority of New York & New Jersey, RB:
159th Series, 6.04%, 12/01/29	200	255,226
182nd Series, 5.31%, 8/01/46	100	108,472
Port Authority of New York & New Jersey, Refunding ARB, Consolidated,174th Series, 4.46%, 10/01/62	800	871,608
Regents of the University of California Medical Center Pooled Revenue, RB, Regents, Build America Bonds, Series H, 6.55%, 5/15/48	50	67,860
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 5/15/49	100	135,851
Regional Transportation District, RB, Series B, 5.84%, 11/01/50	100	134,604
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41	225	266,139
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	100	123,046
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	100	118,260
State Board of Administration Finance Corp., RB, Series A:
2.16%, 7/01/19	150	150,920
2.64%, 7/01/21	200	201,200
State of California, GO, Build America Bonds, Various Purpose:
5.70%, 11/01/21	200	227,680
2.37%, 4/01/22	500	501,495
7.50%, 4/01/34	145	210,569
7.55%, 4/01/39	1,375	2,098,222
7.35%, 11/01/39	200	293,522
7.60%, 11/01/40	600	934,320
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	164,612

Municipal Bonds	Par (000)	Value
State of Connecticut, GO (continued):
Series A, 5.85%, 3/15/32	$100	$116,847
State of Illinois, GO:
5.67%, 3/01/18	200	203,376
5.88%, 3/01/19	500	519,165
Pension, 5.10%, 6/01/33	1,850	1,731,378
State of Oregon, GO, 5.76%, 6/01/23	91	101,103
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39	500	650,985
State of Wisconsin, RB, Series A (AGM), 5.70%, 5/01/26	100	115,980
State of Wisconsin, Refunding RB, Series C, 3.15%, 5/01/27	70	70,316
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 4/01/30	600	709,182
University of California, RB:
Build America Bonds, 5.95%, 5/15/45	350	447,132
General, Series AD, 4.86%, 5/15/12	300	309,822
University of California, Refunding RB:
3.06%, 7/01/25	100	100,717
General, Series AJ, 4.60%, 5/15/31	150	166,556
University of Virginia, RB, Build America Bonds, 6.20%, 9/01/39	140	193,670
Total Municipal Bonds — 0.6%		25,132,924

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.3%
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/50	2,300	2,395,429
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	803,994
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	519,986
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,569,368
Series 2016-GC37, Class A4, 3.31%, 4/10/49	3,500	3,539,850
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	984,891
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.37%, 7/10/45 (c)	2,700	2,924,045
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,387,019
Series 2013-CR8, Class A5, 3.61%, 6/10/46 (c)	1,900	1,983,788
Series 2014-UBS2, Class A5, 3.96%, 3/10/47	500	527,519
Series 2015-PC1, Class A5, 3.90%, 7/10/50	1,500	1,576,619
Series 2016-CR28, Class A4, 3.76%, 2/10/49	750	784,616
CSAIL Commercial Mortgage Securities Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48	1,000	1,040,736
GS Mortgage Securities Corp. II:
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	250	252,341
Series 2015-GC30, Class A4, 3.38%, 5/10/50	600	612,061
GS Mortgage Securities Trust, Class A3:
Series 2012-GC6, 3.48%, 1/10/45	5,280	5,508,221

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	41

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust, Class A3 (continued):
Series 2015-GS1, 3.73%, 11/10/48	$2,300	$2,403,050
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 2/15/47	250	267,365
Series 2014-C22, Class A4, 3.80%, 9/15/47	300	313,969
Series 2015-C29, Class A2, 2.92%, 5/15/48	1,000	1,020,543
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 8/15/46	547	582,818
Series 2012-LC9, Class A3, 2.48%, 12/15/47	300	302,605
Series 2013-C16, Class A2, 3.07%, 12/15/46	583	590,951
Series 2014-C19, Class A2, 3.05%, 4/15/47	300	305,776
Series 2014-C20, Class A5, 3.80%, 7/15/47	1,400	1,473,791
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A5, 4.22%, 7/15/46 (c)	3,750	4,034,658
Series 2013-C10, Class AS, 4.22%, 7/15/46 (c)	2,500	2,648,224
Series 2015-C24, Class A4, 3.73%, 5/15/48	750	785,040
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 7/15/46 (c)	200	215,298
Series 2015-C27, Class A5, 3.45%, 2/15/48	1,500	1,536,937
Series 2015-SG1, Class A4, 3.79%, 9/15/48	5,000	5,235,523
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A1, 2.30%, 6/15/45	428	429,782
Series 2012-C7, Class A2, 3.43%, 6/15/45	800	830,091
Series 2013-C11, Class A5, 3.07%, 3/15/45	500	509,900

		49,896,804
Total Non-Agency Mortgage-Backed Securities — 1.3%		49,896,804

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.8%
Fannie Mae:
1.13%, 7/20/18	3,000	2,993,931
1.63%, 1/21/20	500	501,324
1.75%, 9/12/19	1,000	1,005,979
4.50%, 3/01/47	74	79,047
6.25%, 5/15/29	2,850	3,867,339
6.63%, 11/15/30	149	213,020
7.25%, 5/15/30	550	815,263
Federal Home Loan Bank:
1.00%, 9/26/19	6,000	5,939,052
1.38%, 5/28/19 - 2/18/21	27,000	26,903,224
2.75%, 12/13/24	5,000	5,128,410
5.50%, 7/15/36	2,100	2,842,348

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations (continued)
Financing Corp., 8.60%, 9/26/19	$200	$230,668
Freddie Mac:
1.13%, 8/12/21	3,032	2,949,184
1.75%, 5/30/19	420	422,831
2.38%, 1/13/22	15,430	15,753,845
6.25%, 7/15/32	1,300	1,848,005
NCUA Guaranteed Notes, 3.00%, 6/12/19	1,000	1,029,800
Tennessee Valley Authority, 3.50%, 12/15/42	140	145,727

		72,668,997
Commercial Mortgage-Backed Securities — 0.5%
Fannie Mae:
Series 2014-M1, Class ASQ2, 2.32%, 11/25/18 (c)	781	787,447
Series 2012-M9, Class A2, 2.48%, 4/25/22	1,932	1,954,645
Series 2014-M6, Class A2, 2.68%, 5/25/21 (c)	150	153,417
Series 2014-M2, Class ASV2, 2.78%, 6/25/21 (c)	424	431,416
Series 2014-M13, Class A2, 3.02%, 8/25/24 (c)	500	512,914
Freddie Mac:
Series K713, Class A2, 2.31%, 3/25/20	300	303,267
Series K026, Class A2, 2.51%, 11/25/22	200	201,883
Series K038, Class A1, 2.60%, 10/25/23	200	203,801
Series K014, Class A1, 2.79%, 10/25/20	65	65,742
Series K017, Class A2, 2.87%, 12/25/21	7,500	7,722,712
Series K033, Class A2, 3.06%, 7/25/23 (c)	100	103,504
Series K052, Class A2, 3.15%, 11/25/25	750	774,502
Series K031, Class A2, 3.30%, 4/25/23 (c)	100	104,811
Series K006, Class A1, 3.40%, 7/25/19	192	195,986
Series K004, Class A1, 3.41%, 5/25/19	271	275,291
Series K035, Class A2, 3.46%, 8/25/23 (c)	2,000	2,113,100
Series K037, Class A2, 3.49%, 1/25/24	200	211,787
Series K034, Class A2, 3.53%, 7/25/23 (c)	3,900	4,135,626
Series K013, Class A2, 3.97%, 1/25/21 (c)	500	531,890
Series K003, Class A5, 5.09%, 3/25/19	300	313,663

		21,097,404
Mortgage-Backed Securities — 28.8%
Fannie Mae Mortgage-Backed Securities:
1.89%, 4/01/43 (c)	220	225,530
1.90%, 5/01/43 (c)	477	490,280
2.05%, 6/01/43 (c)	546	554,523
2.46%, 8/01/42 (c)	168	172,689
2.50%, 9/01/28 - 7/01/47 (f)	43,161	43,299,347
3.00%, 1/01/27 - 7/01/47 (f)	149,485	150,390,329
3.03%, 8/01/41 (c)	40	42,108
3.08%, 11/01/40 (c)	18	19,167
3.50%, 2/01/26 - 8/01/47 (f)	133,461	137,470,251
4.00%, 10/01/25 - 7/01/47 (f)	88,945	93,607,235
4.50%, 5/01/24 - 7/01/47 (f)	37,658	40,436,969

See Notes to Financial Statements.

42	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
5.00%, 1/01/19 - 7/01/47 (f)	$21,516	$23,471,753
5.50%, 4/01/36 - 7/01/47 (f)	6,542	7,253,428
6.00%, 3/01/34 - 7/01/47 (f)	7,957	8,948,777
6.50%, 7/01/32	141	161,765
7.00%, 2/01/32	27	28,574
Freddie Mac Mortgage-Backed Securities:
1.73%, 6/01/43 (c)	93	96,039
2.50%, 7/01/28 - 7/01/47 (f)	32,064	32,200,692
3.00%, 3/01/27 - 7/01/47 (f)	101,160	101,808,078
3.16%, 8/01/41 (c)	27	28,766
3.43%, 9/01/40 (c)	49	51,515
3.50%, 3/01/32 - 7/01/47 (f)	96,072	98,981,282
4.00%, 5/01/19 - 7/01/47 (f)	53,260	56,011,481
4.50%, 4/01/18 - 8/01/47 (f)	21,704	23,277,483
5.00%, 10/01/18 - 7/01/47 (f)	10,659	11,551,639
5.50%, 6/01/35 - 7/01/47 (f)	6,327	6,963,109
6.50%, 6/01/31	43	47,388
8.00%, 12/01/24	138	149,291
Ginnie Mae Mortgage-Backed Securities:
2.50%, 5/20/45 - 7/01/47 (f)	3,681	3,596,356
3.00%, 5/15/43 - 7/01/47 (f)	95,089	95,996,730
3.50%, 9/20/42 - 7/01/47 (f)	113,170	117,316,753
4.00%, 3/15/41 - 7/01/47 (f)	51,614	54,375,456
4.50%, 7/15/39 - 7/01/47 (f)	30,745	32,749,800
5.00%, 11/15/39 - 7/01/47 (f)	12,381	13,378,589
5.50%, 12/15/32 - 7/20/40	425	466,094
6.00%, 3/15/35 - 10/20/38	261	298,064
6.50%, 9/15/36	147	167,128
7.50%, 12/15/23	123	136,355

		1,156,220,813
Total U.S. Government Sponsored Agency Securities — 31.1%		1,249,987,214

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.88%, 2/15/19	3,000	3,362,814
8.13%, 8/15/19	19,000	21,662,223
8.75%, 8/15/20	6,400	7,792,250
7.63%, 11/15/22	3,400	4,385,470
1.50%, 3/31/23	31,500	30,636,207
6.25%, 8/15/23	2,050	2,551,209
7.63%, 2/15/25	375	520,166
6.00%, 2/15/26	2,660	3,447,895
6.75%, 8/15/26	7,500	10,289,355
6.50%, 11/15/26	900	1,221,926
6.63%, 2/15/27	3,500	4,813,319
6.38%, 8/15/27	18,500	25,294,421
6.13%, 11/15/27	2,080	2,809,138
5.25%, 2/15/29	2,000	2,582,734
6.13%, 8/15/29	2,500	3,483,105
5.38%, 2/15/31	14,000	18,815,776
4.50%, 2/15/36	13,766	17,768,891
4.75%, 2/15/37	1,450	1,931,786
5.00%, 5/15/37	9,000	12,348,630
4.50%, 5/15/38	1,000	1,294,805
3.50%, 2/15/39	4,300	4,858,161
4.25%, 5/15/39	2,775	3,476,229
4.50%, 8/15/39	1,700	2,202,297
4.38%, 11/15/39	1,800	2,294,226
4.63%, 2/15/40	1,230	1,621,871
4.38%, 5/15/40	1,650	2,105,813
3.88%, 8/15/40	860	1,023,366

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
4.25%, 11/15/40	$7,528	$9,459,993
4.75%, 2/15/41	11,000	14,811,324
4.38%, 5/15/41	5,610	7,191,100
3.75%, 8/15/41	6,550	7,668,871
3.13%, 11/15/41	10,700	11,330,294
3.13%, 2/15/42	24,850	26,314,783
3.00%, 5/15/42	9,480	9,817,355
2.75%, 8/15/42	750	741,797
3.13%, 2/15/43	3,050	3,222,276
2.88%, 5/15/43	250	252,422
3.63%, 8/15/43	2,500	2,875,978
3.75%, 11/15/43	1,700	1,998,364
3.63%, 2/15/44	1,000	1,152,305
3.38%, 5/15/44	1,600	1,767,563
3.13%, 8/15/44	2,000	2,113,046
3.00%, 11/15/44	6,300	6,500,812
2.50%, 2/15/45	4,500	4,199,589
3.00%, 5/15/45	12,600	12,983,418
2.88%, 8/15/45	7,500	7,541,895
3.00%, 11/15/45	11,900	12,256,536
2.50%, 2/15/46	12,000	11,169,372
2.50%, 5/15/46	8,350	7,768,439
2.25%, 8/15/46	1,000	880,391
2.88%, 11/15/46	8,500	8,546,818
3.00%, 2/15/47	19,500	20,115,459
3.00%, 5/15/47	10,000	10,320,310
U.S. Treasury Notes:
0.88%, 7/15/18	5,000	4,978,125
4.00%, 8/15/18	500	514,883
1.38%, 9/30/18	3,500	3,501,369
0.88%, 10/15/18	17,000	16,901,723
1.75%, 10/31/18	2,250	2,262,569
1.25%, 12/31/18	43,080	43,010,986
1.38%, 12/31/18	16,280	16,286,365
1.50%, 12/31/18	21,315	21,361,637
1.13%, 1/15/19	8,000	7,971,248
1.25%, 1/31/19	11,400	11,379,959
1.38%, 2/28/19	5,000	5,000,585
1.50%, 2/28/19	10,000	10,020,700
1.00%, 3/15/19	5,000	4,968,945
1.50%, 3/31/19	10,000	10,023,830
1.63%, 3/31/19	1,500	1,506,738
0.88%, 4/15/19	5,000	4,956,250
1.25%, 4/30/19	4,300	4,289,418
1.63%, 4/30/19	17,000	17,073,712
1.50%, 5/31/19	14,000	14,031,178
0.75%, 7/15/19	25,000	24,676,750
0.88%, 7/31/19	1,500	1,484,063
1.00%, 8/31/19	7,300	7,236,410
1.63%, 8/31/19	4,000	4,018,280
0.88%, 9/15/19	10,000	9,882,420
1.75%, 9/30/19	10,000	10,071,880
1.00%, 10/15/19	9,000	8,914,923
1.50%, 10/31/19	20,000	20,026,560
1.00%, 11/15/19	22,000	21,768,824
1.00%, 11/30/19	4,000	3,957,812
1.50%, 11/30/19	16,500	16,515,477
1.38%, 12/15/19	10,000	9,978,910
1.13%, 12/31/19	4,750	4,710,851
1.63%, 12/31/19	32,500	32,621,875
1.25%, 1/31/20	25,000	24,846,675
1.38%, 1/31/20	750	747,920
1.38%, 2/15/20	11,000	10,965,196
3.63%, 2/15/20	7,500	7,908,105
1.25%, 2/29/20	6,200	6,159,799
1.38%, 2/29/20	5,700	5,679,959

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	43

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.63%, 3/15/20	$24,000	$24,075,936
1.13%, 3/31/20	11,500	11,380,952
1.50%, 4/15/20	20,000	19,985,940
1.13%, 4/30/20	2,700	2,670,257
1.38%, 4/30/20	13,000	12,941,604
1.50%, 5/15/20	20,000	19,977,340
1.38%, 5/31/20	4,400	4,378,858
1.50%, 5/31/20	12,000	11,982,192
1.50%, 6/15/20	15,000	14,978,910
1.88%, 6/30/20	2,000	2,018,672
2.00%, 7/31/20	6,500	6,580,489
2.63%, 8/15/20	4,140	4,269,859
2.13%, 8/31/20	7,000	7,112,658
1.38%, 10/31/20	10,000	9,917,970
1.75%, 10/31/20	500	502,110
2.63%, 11/15/20	1,000	1,032,109
1.63%, 11/30/20	6,000	5,996,952
2.00%, 11/30/20	5,300	5,362,317
1.75%, 12/31/20	3,800	3,810,838
2.38%, 12/31/20	900	921,797
2.13%, 1/31/21	11,800	11,981,614
3.63%, 2/15/21	2,310	2,467,279
2.00%, 2/28/21	12,700	12,841,884
1.25%, 3/31/21	9,000	8,850,942
2.25%, 3/31/21	11,500	11,726,860
1.38%, 4/30/21	5,000	4,936,135
3.13%, 5/15/21	3,000	3,156,327
2.00%, 5/31/21	5,000	5,050,780
1.13%, 6/30/21	4,500	4,391,897
2.13%, 6/30/21	10,000	10,143,750
2.25%, 7/31/21	12,804	13,047,570
1.13%, 8/31/21	3,000	2,921,367
2.00%, 8/31/21	8,500	8,574,706
2.13%, 9/30/21	7,900	8,007,701
1.25%, 10/31/21	8,000	7,814,376
2.00%, 10/31/21	9,000	9,072,072
2.00%, 11/15/21	3,700	3,731,221
1.75%, 11/30/21	6,000	5,984,298
1.88%, 11/30/21	3,000	3,007,734
2.00%, 12/31/21	12,000	12,086,724
2.13%, 12/31/21	10,000	10,128,520
1.50%, 1/31/22	3,500	3,446,954
1.88%, 1/31/22	5,000	5,006,250
1.75%, 2/28/22	1,500	1,493,613
1.88%, 2/28/22	5,000	5,006,055
1.75%, 3/31/22	9,100	9,053,080
1.88%, 3/31/22	18,000	18,010,548
1.75%, 4/30/22	10,000	9,942,580
1.75%, 5/31/22	3,000	2,982,423
1.75%, 6/30/22	8,000	7,948,128
2.13%, 6/30/22	18,000	18,195,462
1.88%, 8/31/22	4,958	4,948,317
1.63%, 11/15/22	3,000	2,950,077
2.00%, 11/30/22	11,000	11,023,199
2.13%, 12/31/22	5,000	5,039,845
1.75%, 1/31/23	14,600	14,419,208
1.50%, 2/28/23	3,200	3,115,251
1.63%, 4/30/23	4,000	3,914,688
1.75%, 5/15/23	1,000	985,156
1.63%, 5/31/23	4,000	3,911,876
1.38%, 6/30/23	11,500	11,071,889
1.25%, 7/31/23	4,000	3,819,064
2.50%, 8/15/23	4,000	4,105,156
1.38%, 8/31/23	8,000	7,685,624
1.38%, 9/30/23	4,000	3,838,908
2.75%, 11/15/23	3,000	3,122,814

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
2.13%, 11/30/23	$24,000	$24,081,552
2.25%, 12/31/23	11,000	11,109,571
2.25%, 1/31/24	15,000	15,141,210
2.75%, 2/15/24	7,000	7,283,283
2.13%, 2/29/24	9,000	9,010,899
2.13%, 3/31/24	10,000	10,007,420
2.50%, 5/15/24	10,300	10,553,071
2.00%, 5/31/24	5,700	5,654,132
2.38%, 8/15/24	7,500	7,614,255
2.25%, 11/15/24	8,980	9,029,462
2.00%, 2/15/25	6,984	6,888,242
2.13%, 5/15/25	14,000	13,911,954
2.25%, 11/15/25	1,600	1,600,374
1.63%, 2/15/26	3,000	2,851,173
1.63%, 5/15/26	350	331,816
1.50%, 8/15/26	3,500	3,274,278
2.00%, 11/15/26	1,000	975,078
2.25%, 2/15/27	5,000	4,976,760
Total U.S. Treasury Obligations — 36.6%		1,468,959,714
Total Long-Term Investments (Cost — $3,991,728,383) — 99.5%		3,993,698,386

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (b)(g)	615,122,036	615,306,573
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (b)(g)	100,000	100,000

		615,406,573
Total Short-Term Securities (Cost — $615,300,008) — 15.3%		615,406,573
Total Investments Before TBA Sale Commitments (Cost — $4,607,028,391) — 114.8%		4,609,104,959

TBA Sale Commitments (f)	Par (000)
Mortgage-Backed Securities — (0.8%)
Fannie Mae Mortgage-Backed Securities:
3.50%, 7/01/47	$5,072	(5,209,103)
4.50%, 7/01/47	8,671	(9,302,223)
5.00%, 7/01/47	2,161	(2,360,555)
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/47	5,732	(6,027,556)
4.50%, 7/01/47	2,535	(2,716,015)
Ginnie Mae Mortgage-Backed Securities, 4.50%, 7/01/47	5,218	(5,544,940)
Total TBA Sale Commitments (Proceeds — $31,246,831) — 0.8%		(31,160,392)
Total Investments, Net of TBA Sale Commitments (Cost — $4,575,781,560) — 114.0%		4,577,944,567
Liabilities in Excess of Other Assets — (14.0)%		(562,997,037)

Net Assets — 100.0%		$4,014,947,530

See Notes to Financial Statements.

44	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at December 31, 2016	Shares/Par Purchased		Shares/ Par Sold	Shares/Par Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	478,391,317	136,730,719	[1]	—	615,122,036	$615,306,573	$2,805,375	[2]	$(1,736)	$32,061
BlackRock Cash Funds: Treasury, SL Agency Shares	$100,000	—		—	100,000	100,000	311		—	—
PNC Bank NA, 1.85%, 7/20/18	$500,000	—		—	$500,000	500,571	4,625		—	1,231
PNC Bank NA, 2.20%, 1/28/19	$500,000	—		—	$500,000	502,690	5,500		—	721
PNC Bank NA, 2.25%, 7/02/19	$350,000	—		—	$350,000	352,559	3,938		—	524
PNC Bank NA, 1.45%, 7/29/19	$500,000	—		—	$500,000	495,247	3,625		—	2,361
PNC Bank NA, 2.30%, 6/01/20	$500,000	—		—	$500,000	502,762	5,750		—	2,978
PNC Bank NA, 2.45%, 11/05/20	$1,250,000	—		—	$1,250,000	1,260,632	15,313		—	11,209
PNC Bank NA, 2.15%, 4/29/21	$500,000	—		—	$500,000	496,932	5,375		—	4,382
PNC Bank NA, 2.95%, 1/30/23	$250,000	—		—	$250,000	252,580	3,688		—	6,194
PNC Bank NA, 2.95%, 2/23/25	$250,000	—		—	$250,000	249,400	3,688		—	3,917
PNC Funding Corp., 3.30%, 3/08/22	$150,000	—		$(75,000)	$75,000	77,751	1,698		1,106	(611)
Total						$620,097,697	$2,858,886		$(630)	$64,967

[1] Represents net shares purchased.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(c)	Variable rate security. Rate as of period end.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	When-issued security.

(f)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$27,855,721	$(143,480)
Citigroup Global Markets, Inc.	$17,702,687	$(96,045)
Credit Suisse Securities (USA) LLC	$57,282,287	$(369,973)
Goldman Sachs & Co.	$10,902,370	$(27,901)
J.P. Morgan Securities LLC	$102,697,786	$(745,993)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$241,620,866	$(1,610,591)
Mizuho Securities USA, Inc.	$17,541,271	$(62,882)
Morgan Stanley & Co. LLC	$18,972,879	$(62,425)
Nomura Securities International, Inc.	$20,757,619	$(208,615)
RBC Capital Markets, LLC	$30,500,580	$(287,436)
Wells Fargo Securities LLC	$4,066,425	$(12,375)

(g)	Current yield as of period end.

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	45

Schedule of Investments (concluded)	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments refer to the Notes to Financial Statements.

The following tables summarize the Master’s Portfolio investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$15,559,785	—	$15,559,785
Corporate Bonds	—	1,062,727,937	—	1,062,727,937
Foreign Agency Obligations	—	121,434,008	—	121,434,008
Municipal Bonds	—	25,132,924	—	25,132,924
Non-Agency Mortgage-Backed Securities	—	49,896,804	—	49,896,804
U.S. Government Sponsored Agency Securities	—	1,249,987,214	—	1,249,987,214
U.S. Treasury Obligations	—	1,468,959,714	—	1,468,959,714
Short-Term Securities	$615,406,573	—	—	615,406,573

Subtotal	$615,406,573	$3,993,698,386	—	$4,609,104,959

Liabilities:
Investments:
TBA Sale Commitments	—	$(31,160,392)	—	$(31,160,392)

Total	$615,406,573	$3,962,537,994	—	$4,577,944,567

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

46	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Statement of Assets and Liabilities	U.S. Total Bond Index Master Portfolio

June 30, 2017 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $3,987,025,715)	$3,989,007,263
Investments at value — affiliated (cost — $620,002,676)	620,097,696
Cash	2,443,927
Receivables:
Investments sold	48,646,876
Contributions from investors	46,485,589
TBA sale commitments	31,246,831
Interest — unaffiliated	22,052,793
Dividends — affiliated	500,898
Income — affiliated	29,854
Principal paydowns	5,516

Total assets	4,760,517,243

Liabilities
TBA sale commitments at value (proceeds — $31,246,831)	31,160,392
Cash received as collateral for TBA commitments	131,000
Payables:
Investments purchased	714,159,569
Investment advisory fees	87,558
Trustees’ fees	14,741
Other accrued expenses	16,453

Total liabilities	745,569,713

Net Assets	$4,014,947,530

Net Assets Consist of
Investors’ capital	$4,012,784,523
Net unrealized appreciation (depreciation)	2,163,007

Net Assets	$4,014,947,530

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	47

Statement of Operations	U.S. Total Bond Index Master Portfolio

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Interest — unaffiliated	$36,380,177
Dividends — affiliated	2,803,983
Interest — affiliated	53,200
Securities lending income — affiliated — net	1,703

Total investment income	39,239,063

Expenses
Investment advisory	703,962
Trustees	38,115
Professional	15,381

Total expenses	757,458
Less fees waived by the Manager	(240,286)

Total expenses after fees waived	517,172

Net investment income	38,721,891

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	6,989,685
Investments — affiliated	(630)

6,989,055

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	33,004,885
Investments — affiliated	64,967

33,069,852

Net realized and unrealized gain	40,058,907

Net Increase in Net Assets Resulting from Operations	$78,780,798

See Notes to Financial Statements.

48	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Statements of Changes in Net Assets	U.S. Total Bond Index Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$38,721,891	$44,877,063
Net realized gain (loss)	6,989,055	(3,096,533)
Net change in unrealized appreciation (depreciation)	33,069,852	(22,039,900)

Net increase in net assets resulting from operations	78,780,798	19,740,630

Capital Transactions
Proceeds from contributions	1,165,866,272	1,704,188,010
Value of withdrawals	(247,936,964)	(294,065,234)

Net increase in net assets derived from capital transactions	917,929,308	1,410,122,776

Net Assets
Total increase in net assets	996,710,106	1,429,863,406
Beginning of period	3,018,237,424	1,588,374,018

End of period	$4,014,947,530	$3,018,237,424

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Total Return
Total return	2.22%	[1]	2.55%	0.40%	5.98%	(2.23)%	4.06%

Ratios to Average Net Assets
Total expenses	0.04%	[2,3]	0.04%	0.06%	0.09%	0.09%	0.09%

Total expenses after fees waived	0.03%	[2,3]	0.03%	0.04%	0.07%	0.08%	0.08%

Net investment income	2.20%	[2,3]	2.02%	1.93%	1.76%	1.63%	1.86%

Supplemental Data
Net assets, end of period (000)	$4,014,948		$3,018,237	$1,588,374	$1,192,493	$933,770	$481,572

Portfolio turnover rate[4,5]	159%		278%	356%	476%	417%	436%

[1]	Aggregate total return.

[2]	Annualized.

[3]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[4]	Portfolio turnover rates include TBA transactions, if any.

[5]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012

Portfolio turnover rate (excluding MDRs)	93%	174%	300%	244%	214%	231%

See Notes to Financial Statements.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	49

Notes to Financial Statements (Unaudited)	U.S. Total Bond Index Master Portfolio

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls and TBA sale commitments) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s presentation in the Statement Cash Flows.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolio.

SEC Reporting Modernization: The SEC adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

50	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	51

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Porfolio’s initial investment in the IOs may not be fully recouped.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calcu-

52	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

lated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio is not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as corporate bonds in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

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Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2017, BAL waived $5,710.

Waivers: With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2017, the amount waived was $186,790.

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income and affiliated exchange-traded funds that have a contractual management fee. Effective April 28, 2017, the waiver became contractual through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2017, there were no fees waived by the Manager.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Officers and Trustees: The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2018. If the Master Portfolio does not pay administration fees, BFA agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. For the six months ended June 30, 2017, the amount waived was $53,496.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2017, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain
$3,432,832	—	—

54	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Notes to Financial Statements (continued)	U.S. Total Bond Index Master Portfolio

6. Purchases and Sales:

For the six months ended June 30, 2017, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$5,951,230,945	$5,384,869,562
U.S. Government Securities	$577,827,389	$182,168,195

For the six months ended June 30, 2017, purchases and sales related to mortgage dollar rolls were $2,294,928,433 and $2,298,232,044, respectively.

7. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,607,335,763

Gross unrealized appreciation	$31,307,783
Gross unrealized depreciation	(29,538,587)

Net unrealized appreciation	$1,769,196

8. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2017, the Master Portfolio did not borrow under the credit agreement.

9. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

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Notes to Financial Statements (concluded)	U.S. Total Bond Index Master Portfolio

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

56	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares U.S. Aggregate Bond Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	57

Disclosure of Investment Advisory Agreement (continued)

determined by Broadridge1, as well as the performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds and separately managed accounts, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2018. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

58	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (continued)

correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category and the performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for all periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual advisory rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio and the Portfolio, to the Master Portfolio or the Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio ranked in the third and second quartiles, respectively, relative to the Portfolio’s Expense Peers. The Board noted that BlackRock proposed, and the Board agreed to, a contractual reduction of the Portfolio’s administration fee. This administration fee reduction was implemented on October 5, 2016. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	59

Disclosure of Investment Advisory Agreement (concluded)

Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

60	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust/MIP 400 Howard Street San Francisco, CA 94105

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	61

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

62	iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

iSHARES U.S. AGGREGATE BOND INDEX FUND	JUNE 30, 2017	63

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

USTB-6/17-SAR

Portfolio Information as of June 30, 2017

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	1%
Tencent Holdings Ltd.	1
Samsung Electronics Co. Ltd.	1
Alphabet, Inc., Class A	1
Johnson & Johnson	1
Microsoft Corp.	1
Bank of America Corp.	1
Exxon Mobil Corp.	1
Amazon.com, Inc.	1
Hon Hai Precision Industry Co. Ltd.	1

Sector Allocation	Percent of Net Assets
Information Technology	22%
Financials	16
Consumer Discretionary	11
Health Care	10
Industrials	10
Consumer Staples	6
Materials	5
Energy	5
Real Estate	3
Telecommunication Services	3
Utilities	2
Short-Term Securities	11
Liabilities in Excess of Other Assets	(4)

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

Active Stock Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	1

Schedule of Investments (Unaudited)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co.	11,455	$2,265,226
DigitalGlobe, Inc. (a)	3,568	118,814
Engility Holdings, Inc. (a)	11,597	329,355
HEICO Corp. (b)	111	7,974
HEICO Corp., Class A	218	13,527
Hexcel Corp.	423	22,330
KLX, Inc. (a)	5,508	275,400
Lockheed Martin Corp.	165	45,806
Orbital ATK, Inc.	266	26,164
Raytheon Co.	10,641	1,718,309
Spirit Aerosystems Holdings, Inc., Class A	556	32,215
United Technologies Corp.	2,937	358,637

		5,213,757
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	7,019	396,433
FedEx Corp.	1,307	284,050
Hub Group, Inc., Class A (a)	15,835	607,272
Radiant Logistics, Inc. (a)	33,620	180,876
United Parcel Service, Inc., Class B	3,436	379,987
XPO Logistics, Inc. (a)(b)	8,618	556,982

		2,405,600
Airlines — 0.5%
Aeroflot — Russian Airlines OJSC (a)	338,700	1,119,045
Alaska Air Group, Inc.	546	49,009
American Airlines Group, Inc.	4,350	218,892
Copa Holdings SA, Class A	142	16,614
Delta Air Lines, Inc.	7,795	418,903
Hawaiian Holdings, Inc. (a)	12,845	603,073
JetBlue Airways Corp. (a)	1,471	33,583
Southwest Airlines Co.	1,619	100,605
Spirit Airlines, Inc. (a)	326	16,838
United Continental Holdings, Inc. (a)	1,365	102,716

		2,679,278
Auto Components — 0.9%
Adient PLC	419	27,394
Allison Transmission Holdings, Inc.	578	21,681
Autoliv, Inc. (b)	289	31,732
BorgWarner, Inc. (b)	7,215	305,627
Cooper-Standard Holding, Inc. (a)	2,404	242,491
Delphi Automotive PLC	4,227	370,497
Gentex Corp.	1,294	24,547
Goodyear Tire & Rubber Co.	4,183	146,238
Johnson Controls International PLC	9,647	418,294
LCI Industries (b)	749	76,698
Lear Corp.	5,633	800,337
Tenneco, Inc.	28,743	1,662,208
Tower International, Inc.	23,096	518,505
Visteon Corp. (a)	156	15,921

		4,662,170
Automobiles — 0.7%
BAIC Motor Corp. Ltd. (c)	98,500	95,524
Geely Automobile Holdings Ltd.	210,000	452,611
General Motors Co.	2,541	88,757
Hero MotoCorp Ltd.	14,663	839,005
Kia Motors Corp.	7,758	259,083

Common Stocks	Shares	Value
Automobiles (continued)
Mahindra & Mahindra Ltd.	9,550	$199,237
Maruti Suzuki India Ltd.	8,915	994,723
Thor Industries, Inc. (b)	3,505	366,343

		3,295,283
Banks — 9.0%
Akbank TAS	223,726	623,170
Associated Banc-Corp	681	17,161
Axis Bank Ltd.	44,738	357,761
Banco Bradesco SA — ADR (b)	145,362	1,235,578
Banco Bradesco SA, Preference Shares	98,190	834,329
Bank of America Corp.	165,233	4,008,553
Bank of China Ltd., Class H	1,365,000	669,350
Bank of Hawaii Corp. (b)	194	16,096
Bank of the Ozarks, Inc.	17,245	808,273
Bank Rakyat Indonesia Persero Tbk PT	69,500	79,302
BankUnited, Inc.	453	15,271
Banner Corp.	6,843	386,698
BOK Financial Corp.	117	9,843
Cadence BanCorp (a)(b)	6,929	151,607
Capital Bank Financial Corp., Class A	11,460	436,626
Capital City Bank Group, Inc.	1,320	26,954
Carolina Financial Corp. (b)	2,226	71,944
Cathay General Bancorp	19,700	747,615
Central Pacific Financial Corp.	33,089	1,041,311
China Construction Bank Corp., Class H	3,625,000	2,818,965
China Merchants Bank Co., Class H	239,000	720,198
China Minsheng Banking Corp. Ltd., Class H	149,500	149,112
CIMB Group Holdings Bhd	466,000	714,271
Citigroup, Inc.	13,967	934,113
Citizens Financial Group, Inc.	46,476	1,658,264
Civista Bancshares, Inc.	1,083	22,613
Columbia Banking System, Inc. (b)	10,565	421,015
Commerce Bancshares, Inc.	398	22,618
CTBC Financial Holding Co. Ltd.	3,878,000	2,541,896
Cullen/Frost Bankers, Inc. (b)	242	22,726
Dubai Islamic Bank PJSC	32,718	50,638
Eagle Bancorp, Inc. (a)	7,550	477,915
FCB Financial Holdings, Inc., Class A (a)	2,200	105,050
First BanCorp, Puerto Rico (a)	24,086	139,458
First Connecticut Bancorp, Inc.	4,863	124,736
First Financial Holding Co. Ltd.	173,000	115,679
First Financial Northwest, Inc.	5,884	94,909
First Hawaiian, Inc.	111	3,399
First Horizon National Corp.	35,278	614,543
First Interstate Bancsystem, Inc., Class A	7,175	266,910
First Merchants Corp.	31,636	1,269,869
First Midwest Bancorp, Inc.	17,908	417,435
First Republic Bank (b)	11,907	1,191,891
Glacier Bancorp, Inc. (b)	25,923	949,041
Hana Financial Group, Inc.	3,794	149,835
HDFC Bank Ltd. — ADR	3,535	307,439
Heritage Commerce Corp.	1,666	22,957
Home BancShares, Inc. (b)	19,248	479,275
Independent Bank Corp.	10,764	234,117
IndusInd Bank Ltd.	18,423	421,204
Industrial & Commercial Bank of China Ltd., Class H	1,919,000	1,295,099
Itau Unibanco Holding SA, Preference Shares	113,200	1,255,728

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

2	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Banks (continued)
Itau Unibanco Holding SA, Preference Shares — ADR	145,824	$1,611,355
JPMorgan Chase & Co.	23,143	2,115,270
Lakeland Financial Corp. (b)	301	13,810
Macatawa Bank Corp.	1,408	13,432
Malayan Banking Bhd	296,500	665,081
Mercantile Bank Corp.	889	27,986
MutualFirst Financial, Inc.	343	12,245
National Bank Holdings Corp., Class A	6,447	213,460
PacWest Bancorp	542	25,311
Popular, Inc.	468	19,520
QCR Holdings, Inc.	2,094	99,256
Regions Financial Corp.	3,541	51,840
Republic Bancorp, Inc., Class A	1,720	61,404
Sandy Spring Bancorp, Inc.	6,956	282,831
Seacoast Banking Corp. of Florida (a)	14,827	357,331
ServisFirst Bancshares, Inc. (b)	2,851	105,173
Shinhan Financial Group Co. Ltd.	7,193	310,343
South State Corp. (b)	6,084	521,399
Standard Bank Group Ltd.	67,316	741,328
SunTrust Banks, Inc.	813	46,113
Synovus Financial Corp.	6,857	303,354
TCF Financial Corp.	717	11,429
Thanachart Capital PCL	140,400	189,947
Turkiye Is Bankasi, Class C	1,092,406	2,313,164
U.S. Bancorp	5,278	274,034
Union Bankshares Corp.	13,934	472,363
United Community Banks, Inc. (b)	24,379	677,736
Webster Financial Corp.	373	19,478
Wells Fargo & Co.	17,965	995,441
Western Alliance Bancorp (a)	426	20,959
Wintrust Financial Corp.	18,121	1,385,169

		45,507,922
Beverages — 0.9%
Brown-Forman Corp., Class A	248	12,226
Coca-Cola Co.	22,088	990,647
Dr. Pepper Snapple Group, Inc. (b)	16,922	1,541,764
Molson Coors Brewing Co., Class B (b)	2,371	204,712
PepsiCo, Inc.	13,643	1,575,630

		4,324,979
Biotechnology — 2.8%
AbbVie, Inc.	8,223	596,250
ACADIA Pharmaceuticals, Inc. (a)	437	12,188
Acorda Therapeutics, Inc. (a)(b)	5,300	104,410
Agios Pharmaceuticals, Inc. (a)	161	8,283
Akebia Therapeutics, Inc. (a)	965	13,867
Alnylam Pharmaceuticals, Inc. (a)	342	27,278
Amgen, Inc.	12,666	2,181,465
AnaptysBio, Inc. (a)	3,404	81,458
Applied Genetic Technologies Corp. (a)	7,310	37,281
AquaBounty Technologies, Inc. (a)	3	24
Arena Pharmaceuticals, Inc. (a)	11,521	194,359
BioCryst Pharmaceuticals, Inc. (a)	8,171	45,431
Biogen, Inc. (a)	4,520	1,226,547
Bioverativ, Inc. (a)	501	30,145
Bluebird Bio, Inc. (a)(b)	968	101,688
Calithera Biosciences, Inc. (a)(b)	5,265	78,185
Cascadian Therapeutics, Inc. (a)(b)	7,385	27,435
Celgene Corp. (a)(b)	18,646	2,421,556
ChemoCentryx, Inc. (a)	23,807	222,834
China Biologic Products, Inc. (a)	1,951	220,658
Clovis Oncology, Inc. (a)	692	64,792
Conatus Pharmaceuticals, Inc. (a)	4,184	24,100
Cytokinetics, Inc. (a)	7,843	94,900
CytomX Therapeutics, Inc. (a)	16,647	258,029

Common Stocks	Shares	Value
Biotechnology (continued)
Dimension Therapeutics, Inc. (a)	6,690	$9,701
Emergent Biosolutions, Inc. (a)(b)	8,711	295,390
Exact Sciences Corp. (a)	1,705	60,306
Exelixis, Inc. (a)	9,188	226,300
FibroGen, Inc. (a)	10,261	331,430
Genomic Health, Inc. (a)	7,911	257,503
Gilead Sciences, Inc.	36,518	2,584,744
Halozyme Therapeutics, Inc. (a)	8,141	104,368
Immune Design Corp. (a)	17,579	171,395
Innoviva, Inc. (a)(b)	13,811	176,781
Intellia Therapeutics, Inc. (a)	14,497	231,952
Intercept Pharmaceuticals, Inc. (a)	75	9,080
Intrexon Corp. (a)(b)	253	6,095
Ionis Pharmaceuticals, Inc. (a)	550	27,979
Ironwood Pharmaceuticals, Inc. (a)	19,037	359,419
Jounce Therapeutics, Inc. (a)(b)	3,524	49,442
Juno Therapeutics, Inc. (a)	287	8,578
Kite Pharma, Inc. (a)	1,176	121,916
Neurocrine Biosciences, Inc. (a)	392	18,032
OPKO Health, Inc. (a)(b)	1,469	9,666
PDL BioPharma, Inc.	9,000	22,230
Pfenex, Inc. (a)	29,775	119,398
Puma Biotechnology, Inc. (a)	1,816	158,718
Ra Pharmaceuticals, Inc. (a)(b)	1,954	36,618
Recro Pharma, Inc. (a)	16,974	119,327
Retrophin, Inc. (a)	13,966	270,801
Spectrum Pharmaceuticals, Inc. (a)	4,457	33,205
United Therapeutics Corp. (a)	296	38,400
Vanda Pharmaceuticals, Inc. (a)	16,273	265,250
Vertex Pharmaceuticals, Inc. (a)	144	18,557
Xencor, Inc. (a)	6,563	138,545

		14,354,289
Building Products — 0.9%
Apogee Enterprises, Inc. (b)	7,771	441,704
Armstrong World Industries, Inc. (a)	212	9,752
Builders FirstSource, Inc. (a)	758	11,613
Fortune Brands Home & Security, Inc.	9,166	597,990
Masco Corp.	40,999	1,566,572
NCI Building Systems, Inc. (a)	2,555	42,668
Owens Corning	523	34,999
Ply Gem Holdings, Inc. (a)	17,551	315,040
Universal Forest Products, Inc.	14,288	1,247,485
USG Corp. (a)(b)	398	11,550

		4,279,373
Capital Markets — 1.4%
Ameriprise Financial, Inc.	1,596	203,155
Artisan Partners Asset Management, Inc., Class A (b)	193	5,925
Bank of New York Mellon Corp.	7,864	401,221
BGC Partners, Inc., Class A	8,008	101,221
Charles Schwab Corp.	5,342	229,493
CME Group, Inc.	3,660	458,379
Donnelley Financial Solutions, Inc. (a)(b)	119	2,732
Eaton Vance Corp.	227	10,742
Evercore Partners, Inc., Class A (b)	29,102	2,051,691
Franklin Resources, Inc.	20,056	898,308
Gain Capital Holdings, Inc. (b)	6,734	41,953
Goldman Sachs Group, Inc.	2,395	531,451
Hamilton Lane, Inc., Class A	5,681	124,925
Houlihan Lokey, Inc.	17,098	596,720
Invesco Ltd.	1,106	38,920
Lazard Ltd., Class A	582	26,964
Legg Mason, Inc.	444	16,943
LPL Financial Holdings, Inc.	392	16,644
Moelis & Co., Class A	17,441	677,583

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	3

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Capital Markets (continued)
Morgan Stanley	4,095	$182,473
Northern Trust Corp.	1,459	141,830
SEI Investments Co.	2,899	155,908
State Street Corp.	3,507	314,683
TD Ameritrade Holding Corp.	671	28,846

		7,258,710
Chemicals — 2.2%
AdvanSix, Inc. (a)	1,863	58,200
Air Products & Chemicals, Inc.	519	74,248
Ashland Global Holdings, Inc.	283	18,652
Axalta Coating Systems Ltd. (a)	1,443	46,234
Cabot Corp.	25,345	1,354,183
Celanese Corp., Series A	4,604	437,104
Chemours Co.	2,354	89,264
Dow Chemical Co.	8,039	507,020
E.I. du Pont de Nemours & Co.	4,630	373,687
Eastman Chemical Co.	17,947	1,507,368
Ferro Corp. (a)	813	14,870
FMC Corp.	875	63,919
Hanwha Corp.	10,147	420,503
Huntsman Corp.	905	23,385
Innophos Holdings, Inc.	2,532	111,003
Innospec, Inc.	4,882	320,015
International Flavors & Fragrances, Inc.	1,400	189,000
LyondellBasell Industries NV, Class A	6,871	579,844
Monsanto Co.	2,256	267,020
Mosaic Co.	1,726	39,405
NewMarket Corp.	34	15,656
Petronas Chemicals Group Bhd	237,900	393,484
Platform Specialty Products Corp. (a)(b)	889	11,272
PolyOne Corp.	19,047	737,881
PPG Industries, Inc.	2,198	241,692
Praxair, Inc.	1,707	226,263
PTT Global Chemical PCL — NVDR	879,400	1,772,215
RPM International, Inc.	595	32,457
Scotts Miracle-Gro Co., Class A (b)	206	18,429
Sensient Technologies Corp.	1,005	80,933
Sinopec Shanghai Petrochemical Co. Ltd., — ADR	4,890	261,664
Sinopec Shanghai Petrochemical Co. Ltd., Class H	122,000	65,286
Stepan Co.	3,329	290,089
Trinseo SA	2,781	191,055
Valhi, Inc.	3,122	9,304
Valvoline, Inc.	936	22,202
Versum Materials, Inc.	448	14,560
Westlake Chemical Corp.	173	11,454
WR Grace & Co.	1,894	136,387

		11,027,207
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. (a)	24,823	289,188
ARC Document Solutions, Inc. (a)	40,688	169,262
Brink’s Co.	5,212	349,204
Casella Waste Systems, Inc., Class A (a)	12,243	200,908
Ceco Environmental Corp.	11,361	104,294
Clean Harbors, Inc. (a)	239	13,343
Copart, Inc. (a)	893	28,389
Covanta Holding Corp. (b)	532	7,023
InnerWorkings, Inc. (a)(b)	20,792	241,187
KAR Auction Services, Inc.	628	26,357
Kimball International, Inc., Class B	13,806	230,422
LSC Communications, Inc. (b)	9,748	208,607
Pitney Bowes, Inc.	862	13,016
Quad/Graphics, Inc.	6,859	157,208
RR Donnelley & Sons Co. (b)	1,437	18,020
Steelcase, Inc., Class A (b)	23,974	335,636
Tetra Tech, Inc.	26,350	1,205,513

		3,597,577

Common Stocks	Shares	Value
Communications Equipment — 0.6%
Applied Optoelectronics, Inc. (a)(b)	733	$45,292
ARRIS International PLC (a)	861	24,125
Black Box Corp.	19,899	170,136
Brocade Communications Systems, Inc.	1,829	23,064
BYD Electronic International Co. Ltd.	92,000	182,366
Calix, Inc. (a)	7,481	51,245
Ciena Corp. (a)	16,955	424,214
Cisco Systems, Inc.	34,482	1,079,287
EchoStar Corp., Class A (a)	207	12,565
Extreme Networks, Inc. (a)	10,214	94,173
F5 Networks, Inc. (a)	765	97,201
InterDigital, Inc.	8,263	638,730
Juniper Networks, Inc.	3,572	99,587
Motorola Solutions, Inc.	2,549	221,100
NETGEAR, Inc. (a)	448	19,309
Tessco Technologies, Inc.	885	11,771

		3,194,165
Construction & Engineering — 0.7%
AECOM (a)	696	22,502
Chicago Bridge & Iron Co. NV	476	9,391
China Communications Construction Co. Ltd., Class H	333,000	428,923
China Railway Construction Corp. Ltd., Class H	120,000	156,435
China Railway Group Ltd., Class H	1,040,000	819,109
Comfort Systems USA, Inc.	10,762	399,270
Hyundai Development Co-Engineering & Construction	20,359	836,180
KBR, Inc. (b)	651	9,908
MasTec, Inc. (a)	18,659	842,454
Metallurgical Corp. of China Ltd.	93,000	31,448
MYR Group, Inc. (a)	498	15,448
Quanta Services, Inc. (a)	658	21,661
Tekfen Holding	25,596	63,441

		3,656,170
Construction Materials — 0.6%
Eagle Materials, Inc.	213	19,685
Grasim Industries Ltd.	19,732	378,857
Siam Cement PCL — NVDR	152,700	2,264,714
UltraTech Cement Ltd.	1,561	95,562
US Concrete, Inc. (a)	2,070	162,599

		2,921,417
Consumer Discretionary — 0.0%
SP Plus Corp. (a)	6,563	200,500
Consumer Finance — 0.3%
American Express Co.	3,924	330,558
Credit Acceptance Corp. (a)(b)	38	9,771
Discover Financial Services	1,313	81,655
Elevate Credit, Inc. (a)(b)	24,315	192,575
Enova International, Inc. (a)	23,425	347,861
Green Dot Corp., Class A (a)	3,695	142,368
Navient Corp.	9,214	153,413
OneMain Holdings, Inc. (a)(b)	242	5,951
Santander Consumer USA Holdings, Inc. (a)	482	6,150
SLM Corp. (a)	1,945	22,368
Synchrony Financial	535	15,954

		1,308,624
Containers & Packaging — 0.4%
Aptargroup, Inc.	283	24,581
Avery Dennison Corp.	5,175	457,315
Bemis Co., Inc.	431	19,934
Berry Global Group, Inc. (a)	575	32,781
Crown Holdings, Inc. (a)	6,138	366,193
Graphic Packaging Holding Co.	1,456	20,064

See Notes to Financial Statements.

4	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Containers & Packaging (continued)
Owens-Illinois, Inc. (a)	736	$17,605
Packaging Corp. of America	4,225	470,623
Silgan Holdings, Inc. (b)	4,649	147,745
Sonoco Products Co.	453	23,293
WestRock Co.	10,327	585,128

		2,165,262
Distributors — 0.0%
LKQ Corp. (a)	630	20,758
Pool Corp.	184	21,633

		42,391
Diversified Consumer Services — 0.3%
Ascent Capital Group, Inc., Class A (a)	7,084	108,810
Bridgepoint Education, Inc. (a)	8,427	124,383
Capella Education Co.	3,619	309,786
Graham Holdings Co., Class B	20	11,993
Grand Canyon Education, Inc. (a)	1,667	130,709
Regis Corp. (a)	38,460	394,984
Service Corp. International	857	28,667
ServiceMaster Global Holdings, Inc. (a)	619	24,259
Weight Watchers International, Inc. (a)(b)	3,959	132,310

		1,265,901
Diversified Financial Services — 1.5%
Ayala Corp.	26,040	438,923
Berkshire Hathaway, Inc., Class B (a)	10,987	1,860,868
FactSet Research Systems, Inc.	183	30,411
Interactive Brokers Group, Inc., Class A (b)	289	10,814
Intercontinental Exchange, Inc.	26,309	1,734,289
Kotak Mahindra Bank Ltd.	26,893	397,390
MarketAxess Holdings, Inc.	167	33,584
Moody’s Corp. (b)	3,764	458,003
Morningstar, Inc.	82	6,424
MSCI, Inc.	346	35,635
Power Finance Corp. Ltd.	107,164	203,190
Reliance Capital Ltd.	18,117	180,404
S&P Global, Inc.	14,873	2,171,309
Voya Financial, Inc.	254	9,370

		7,570,614
Diversified Telecommunication Services — 1.6%
AT&T, Inc. (b)	28,421	1,072,324
CenturyLink, Inc. (b)	1,859	44,393
China Communications Services Corp. Ltd., Class H	1,242,000	715,427
China Telecom Corp. Ltd., Class H	1,058,000	502,405
Chunghwa Telecom Co. Ltd.	38,000	134,805
Cogent Communications Holdings, Inc.	11,568	463,877
Fairpoint Communications, Inc. (a)	1,242	19,437
Frontier Communications Corp. (b)	226,461	262,695
Level 3 Communications, Inc. (a)	1,663	98,616
LG Uplus Corp.	27,254	371,683
Ooma, Inc. (a)	10,736	85,888
Telefonica Brasil SA, Preference Shares	11,700	158,571
Telekomunikasi Indonesia Persero Tbk PT	4,953,900	1,682,301
Telekomunikasi Indonesia Persero Tbk PT — ADR	37,263	1,254,645
Telkom SA SOC Ltd.	37,349	175,718
Verizon Communications, Inc.	17,500	781,550
Windstream Holdings, Inc. (b)	13,537	52,523

		7,876,858
Electric Utilities — 0.8%
American Electric Power Co., Inc.	2,078	144,359
Avangrid, Inc.	257	11,346
Duke Energy Corp.	3,530	295,073
Edison International	1,586	124,009
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	7,625	29,115

Common Stocks	Shares	Value
Electric Utilities (continued)
Entergy Corp.	1,783	$136,881
Exelon Corp.	6,347	228,936
FirstEnergy Corp.	4,277	124,717
Great Plains Energy, Inc.	983	28,782
Hawaiian Electric Industries, Inc.	490	15,866
Korea Electric Power Corp.	6,985	249,083
NextEra Energy, Inc.	1,045	146,436
Portland General Electric Co.	6,805	310,920
Southern Co.	503	24,084
Tenaga Nasional Bhd	169,700	559,088
Transmissora Alianca de Energia Eletrica SA	2,299	15,295
Westar Energy, Inc.	28,303	1,500,625
Xcel Energy, Inc.	737	33,814

		3,978,429
Electrical Equipment — 0.5%
ABB India Ltd.	10,324	231,474
Eaton Corp. PLC	2,692	209,518
Emerson Electric Co.	4,484	267,336
Hubbell, Inc.	251	28,406
LS Corp.	1,698	108,246
Regal-Beloit Corp.	203	16,555
Rockwell Automation, Inc. (b)	11,312	1,832,092

		2,693,627
Electronic Equipment, Instruments & Components — 2.5%
Anixter International, Inc. (a)	1,878	146,860
AU Optronics Corp.	188,000	85,811
Benchmark Electronics, Inc. (a)	9,063	292,735
CDW Corp.	1,979	123,747
Cognex Corp.	371	31,498
Dolby Laboratories, Inc., Class A	5,548	271,630
Fitbit, Inc., Series A (a)(b)	576	3,058
Flex Ltd. (a)	17,866	291,394
Hon Hai Precision Industry Co. Ltd.	848,000	3,259,702
Hon Hai Precision Industry Co. Ltd. — GDR	23,972	184,853
Innolux Corp.	3,130,000	1,634,223
Insight Enterprises, Inc. (a)	7,388	295,446
IPG Photonics Corp. (a)	161	23,361
Jabil, Inc.	854	24,928
Kemet Corp. (a)(b)	23,754	304,051
Keysight Technologies, Inc. (a)	844	32,857
LG Display Co. Ltd.	5,280	170,766
National Instruments Corp. (b)	472	18,984
PC Connection, Inc.	2,496	67,542
PCM, Inc. (a)	4,968	93,150
Redington India Ltd.	61,526	124,610
Sanmina Corp. (a)	37,667	1,435,113
SYNNEX Corp.	3,836	460,166
TE Connectivity Ltd.	10,532	828,658
Tech Data Corp. (a)	17,895	1,807,395
VeriFone Systems, Inc. (a)	500	9,050
Zebra Technologies Corp., Class A (a)	8,459	850,299

		12,871,887
Energy Equipment & Services — 0.5%
Archrock, Inc.	15,694	178,912
Baker Hughes, Inc.	3,271	178,302
C&J Energy Services, Inc. (a)	3,666	125,634
Core Laboratories NV	941	95,295
Diamond Offshore Drilling, Inc. (a)(b)	11,800	127,794
Dril-Quip, Inc. (a)	173	8,442
Ensco PLC, Class A	1,377	7,105
Exterran Corp. (a)	2,380	63,546
Frank’s International NV	161	1,335
Halliburton Co.	2,847	121,595
Keane Group, Inc. (a)(b)	4,065	65,040

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	5

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Mammoth Energy Services, Inc. (a)(b)	8,895	$165,447
Nabors Industries Ltd.	1,258	10,240
NCS Multistage Holdings, Inc. (a)(b)	214	5,389
Noble Corp. PLC (b)	37,216	134,722
Oceaneering International, Inc.	447	10,209
Patterson-UTI Energy, Inc.	744	15,021
Pioneer Energy Services Corp. (a)	36,114	74,034
Rowan Cos. PLC, Class A (a)	11,662	119,419
RPC, Inc.	266	5,376
Schlumberger Ltd.	8,927	587,754
SEACOR Marine Holdings, Inc. (a)(b)	4,720	96,099
Select Energy Services, Inc. (a)	2,831	34,397
Solaris Oilfield Infrastructure, Inc., Class A (a)(b)	2,161	24,916
Superior Energy Services, Inc. (a)(b)	12,060	125,786
TechnipFMC PLC (a)	2,784	75,725
TETRA Technologies, Inc. (a)(b)	20,781	57,979
Transocean Ltd. (a)	1,576	12,970

		2,528,483
Food & Staples Retailing — 1.1%
Bid Corp. Ltd.	18,063	412,619
BIM Birlesik Magazalar AS	4,212	78,093
Casey’s General Stores, Inc. (b)	178	19,066
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares (a)	3,800	74,729
Costco Wholesale Corp.	695	111,151
CVS Health Corp.	2,970	238,966
Diplomat Pharmacy, Inc. (a)	3,904	57,779
Kroger Co.	3,823	89,152
Performance Food Group Co. (a)	15,906	435,824
President Chain Store Corp.	41,000	368,395
Rite Aid Corp. (a)	4,692	13,841
Sprouts Farmers Market, Inc. (a)	602	13,647
Sysco Corp.	544	27,380
U.S. Foods Holding Corp. (a)	204	5,553
Wal-Mart de Mexico SAB de CV	168,459	391,056
Wal-Mart Stores, Inc.	36,054	2,728,567
Walgreens Boots Alliance, Inc.	4,050	317,156
Whole Foods Market, Inc.	768	32,340

		5,415,314
Food Products — 1.4%
Archer-Daniels-Midland Co.	39,952	1,653,214
Blue Buffalo Pet Products, Inc. (a)	272	6,204
China Agri-Industries Holdings Ltd.	214,000	88,766
Dean Foods Co.	26,406	448,902
Flowers Foods, Inc. (b)	789	13,658
Fresh Del Monte Produce, Inc. (b)	2,799	142,497
General Mills, Inc.	52	2,881
Hain Celestial Group, Inc. (a)	465	18,051
Hershey Co.	5,648	606,426
Indofood Sukses Makmur Tbk PT	60,300	38,934
Ingredion, Inc.	7,313	871,783
JBS SA	241,347	475,715
Kellogg Co.	5,433	377,376
Lamb Weston Holdings, Inc.	666	29,331
M Dias Branco SA	20,500	305,065
McCormick & Co., Inc.	670	65,332
Mondelez International, Inc., Class A	11,832	511,024
Pilgrim’s Pride Corp. (a)	270	5,918
Pinnacle Foods, Inc.	527	31,304
Post Holdings, Inc. (a)	293	22,751
Tiger Brands Ltd.	17,912	503,605
TreeHouse Foods, Inc. (a)	250	20,422
Tyson Foods, Inc., Class A	888	55,615
Uni-President Enterprises Corp.	272,000	545,179

		6,839,953

Common Stocks	Shares	Value
Gas Utilities — 0.3%
National Fuel Gas Co. (b)	336	$18,762
ONE Gas, Inc.	1,046	73,021
Southwest Gas Holdings, Inc.	15,414	1,126,147
UGI Corp.	10,904	527,863

		1,745,793
Health Care Equipment & Supplies — 1.9%
ABIOMED, Inc. (a)	181	25,937
Accuray, Inc. (a)	8,208	38,988
Alere, Inc. (a)	761	38,195
AngioDynamics, Inc. (a)	9,717	157,513
Baxter International, Inc.	18,875	1,142,693
Becton Dickinson & Co.	1,572	306,713
Boston Scientific Corp. (a)	9,200	255,024
C.R. Bard, Inc.	890	281,338
Cantel Medical Corp.	5,353	417,052
Cooper Cos., Inc.	432	103,429
Cutera, Inc. (a)	13,079	338,746
Danaher Corp.	3,812	321,695
Edwards Lifesciences Corp. (a)	1,286	152,057
Exactech, Inc. (a)	430	12,814
Hill-Rom Holdings, Inc.	299	23,803
IDEXX Laboratories, Inc. (a)	7,753	1,251,489
Inogen, Inc. (a)	4,517	431,012
K2M Group Holdings, Inc. (a)	730	17,783
LeMaitre Vascular, Inc.	4,520	141,114
Masimo Corp. (a)	30,420	2,773,696
Medtronic PLC	5,479	486,261
ResMed, Inc. (b)	200	15,574
SeaSpine Holdings Corp. (a)	7,067	81,412
Stryker Corp.	1,122	155,711
SurModics, Inc. (a)	923	25,982
Teleflex, Inc.	724	150,418
Varex Imaging Corp. (a)(b)	175	5,915
Varian Medical Systems, Inc. (a)	2,230	230,114
West Pharmaceutical Services, Inc.	2,157	203,880
Zimmer Biomet Holdings, Inc.	1,125	144,450

		9,730,808
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc. (a)(b)	333	16,444
Aetna, Inc.	891	135,280
AmerisourceBergen Corp.	5,193	490,894
Anthem, Inc.	855	160,851
Brookdale Senior Living, Inc. (a)	841	12,371
Cigna Corp.	422	70,639
Ensign Group, Inc. (b)	3,156	68,706
Express Scripts Holding Co. (a)	7,571	483,333
Five Star Senior Living, Inc. (a)	6,221	9,331
Fleury SA	68,800	556,564
HCA Holdings, Inc. (a)	6,514	568,021
Henry Schein, Inc. (a)	183	33,493
Humana, Inc.	288	69,299
LHC Group, Inc. (a)	10,533	715,085
LifePoint Health, Inc. (a)	170	11,415
McKesson Corp. (b)	4,216	693,701
National Research Corp., Class A (b)	2,146	57,727
Netcare Ltd.	67,891	133,509
Premier, Inc., Class A (a)	209	7,524
Providence Service Corp. (a)	5,346	270,561
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	89,700	267,150
Sinopharm Group Co. Ltd., Class H	30,000	135,537
Tenet Healthcare Corp. (a)	366	7,078
UnitedHealth Group, Inc.	14,949	2,771,844
VCA, Inc. (a)	434	40,063
WellCare Health Plans, Inc. (a)	202	36,271

		7,822,691

See Notes to Financial Statements.

6	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Health Care Technology — 0.3%
athenahealth, Inc. (a)	178	$25,018
Inovalon Holdings, Inc., Class A (a)	269	3,537
Medidata Solutions, Inc. (a)(b)	12,164	951,225
Quality Systems, Inc. (a)	1,770	30,462
Veeva Systems, Inc., Class A (a)	7,732	474,049
Vocera Communications, Inc. (a)	7,036	185,891

		1,670,182
Hotels, Restaurants & Leisure — 1.8%
Bloomin’ Brands, Inc. (b)	22,452	476,656
Brinker International, Inc. (b)	225	8,573
Caesars Entertainment Corp. (a)(b)	25,294	303,528
Carnival Corp.	9,391	615,768
Century Casinos, Inc. (a)	13,586	100,129
Choice Hotels International, Inc.	10,874	698,655
Domino’s Pizza, Inc.	608	128,610
Dunkin’ Brands Group, Inc.	419	23,095
Extended Stay America, Inc.	46,232	895,052
Genting Bhd	232,700	510,097
Hilton Grand Vacations, Inc. (a)	3,302	119,070
Hyatt Hotels Corp., Class A (a)	149	8,375
International Game Technology PLC	6,636	121,439
La Quinta Holdings, Inc. (a)	1,991	29,407
McDonald’s Corp.	16,840	2,579,214
Monarch Casino & Resort, Inc. (a)	5,124	155,001
Panera Bread Co., Class A (a)	102	32,093
Papa John’s International, Inc. (b)	11,693	839,090
Pinnacle Entertainment, Inc. (a)	6,920	136,739
Royal Caribbean Cruises Ltd.	1,037	113,272
Ruth’s Hospitality Group, Inc.	14,003	304,565
Six Flags Entertainment Corp. (b)	327	19,492
Starbucks Corp.	7,675	447,529
Texas Roadhouse, Inc. (b)	1,685	85,851
Wendy’s Co.	886	13,742
Wyndham Worldwide Corp.	828	83,139
Yum China Holdings, Inc. (a)	1,590	62,694
Yum! Brands, Inc.	2,235	164,854

		9,075,729
Household Durables — 1.5%
Arcelik AS	76,829	568,912
Beazer Homes USA, Inc. (a)	7,879	108,100
CalAtlantic Group, Inc.	341	12,054
Century Communities, Inc. (a)	22,647	561,645
D.R. Horton, Inc.	10,907	377,055
Garmin Ltd. (b)	1,220	62,257
Haier Electronics Group Co. Ltd. (a)	462,000	1,201,155
Hooker Furniture Corp.	638	26,254
iRobot Corp. (a)(b)	9,387	789,822
Leggett & Platt, Inc.	1,770	92,978
Lennar Corp., Class B (b)	45	2,024
LG Electronics, Inc.	31,545	2,213,053
Lifetime Brands, Inc.	649	11,779
M/I Homes, Inc. (a)	2,969	84,765
Mohawk Industries, Inc. (a)	42	10,151
Taylor Morrison Home Corp., Class A (a)	35,374	849,330
Tempur Sealy International, Inc. (a)	215	11,479
TopBuild Corp. (a)	1,985	105,344
Tupperware Brands Corp.	229	16,083
UCP, Inc., Class A (a)	10,647	116,585
Whirlpool Corp.	748	143,332

		7,364,157
Household Products — 1.2%
Central Garden & Pet Co. (a)	5,112	162,510
Central Garden & Pet Co., Class A (a)	1,805	54,186
Colgate-Palmolive Co.	8,148	604,011

Common Stocks	Shares	Value
Household Products (continued)
Energizer Holdings, Inc.	23,731	$1,139,563
Hindustan Unilever Ltd.	146,883	2,452,486
Procter & Gamble Co.	14,720	1,282,848
Unilever Indonesia Tbk PT	97,700	357,739

		6,053,343
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	32,266	358,475
Engie Brasil Energia SA	44,400	454,601
Glow Energy PCL — NVDR	128,200	297,097
NRG Energy, Inc.	1,438	24,762
NRG Yield, Inc., Class A	15,208	259,448
Ormat Technologies, Inc.	5,132	301,146

		1,695,529
Industrial Conglomerates — 1.1%
3M Co.	14,800	3,081,212
Alliance Global Group, Inc.	622,800	176,432
BWX Technologies, Inc.	426	20,768
Carlisle Cos., Inc.	286	27,284
General Electric Co.	39,765	1,074,053
Honeywell International, Inc.	4,322	576,079
KOC Holding AS	57,330	263,560
Raven Industries, Inc.	11,058	368,231

		5,587,619
Insurance — 3.0%
Aflac, Inc.	17,663	1,372,062
Allied World Assurance Co. Holdings AG	399	21,107
Allstate Corp.	1,045	92,420
American International Group, Inc.	7,727	483,092
American National Insurance Co.	33	3,844
AmTrust Financial Services, Inc. (b)	400	6,056
Aon PLC	3,762	500,158
Argo Group International Holdings Ltd.	6,045	366,327
Aspen Insurance Holdings Ltd.	274	13,659
Assurant, Inc.	960	99,542
Assured Guaranty Ltd.	565	23,583
Athene Holding Ltd., Class A (a)(b)	198	9,823
Axis Capital Holdings Ltd.	40	2,586
Baldwin & Lyons, Inc., Class B	6,759	165,596
Brown & Brown, Inc.	531	22,870
Cathay Financial Holding Co. Ltd.	237,000	390,108
CNA Financial Corp.	124	6,045
Erie Indemnity Co., Class A	111	13,883
First American Financial Corp.	19,197	857,914
FNF Group	2,840	127,317
Hanover Insurance Group, Inc.	193	17,106
Hyundai Marine & Fire Insurance Co. Ltd.	2,038	70,097
Infinity Property & Casualty Corp.	4,866	457,404
James River Group Holdings Ltd.	13,035	517,881
Lincoln National Corp.	20,541	1,388,161
Marsh & McLennan Cos., Inc.	22,625	1,763,845
Mercury General Corp. (b)	124	6,696
MetLife, Inc.	5,061	278,051
Old Republic International Corp.	1,104	21,561
Ping An Insurance Group Co. of China Ltd., Class H	279,500	1,841,177
Principal Financial Group, Inc.	54	3,460
ProAssurance Corp.	240	14,592
Prudential Financial, Inc.	22,431	2,425,688
Reinsurance Group of America, Inc.	124	15,920
Sanlam Ltd.	25,229	124,956
Selective Insurance Group, Inc.	8,346	417,717
Travelers Cos., Inc.	1,674	211,811
Unum Group	3,485	162,506
Validus Holdings Ltd.	343	17,826
White Mountains Insurance Group Ltd.	19	16,504

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	7

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Insurance (continued)
Willis Towers Watson PLC	617	$89,749
XL Group Ltd.	12,329	540,010

		14,980,710
Internet & Direct Marketing Retail — 1.5%
Alibaba Group Holding Ltd. — ADR (a)(b)	22,404	3,156,723
Amazon.com, Inc. (a)	3,719	3,599,992
Blue Apron Holdings, Inc. (a)	20,022	187,005
Expedia, Inc.	365	54,367
Groupon, Inc. (a)(b)	1,672	6,420
Liberty Expedia Holdings, Inc., Class A (a)	243	13,127
Liberty Ventures, Series A (a)	365	19,086
Netflix, Inc. (a)	1,275	190,498
Overstock.com, Inc. (a)	19,229	313,433
Priceline Group, Inc. (a)	69	129,066
U.S. Auto Parts Network, Inc. (a)	2,909	9,396

		7,679,113
Internet Software & Services — 5.0%
Alphabet, Inc., Class A (a)	4,696	4,365,777
Alphabet, Inc., Class C (a)	2,478	2,251,833
Appfolio, Inc., Class A (a)	823	26,830
Autohome, Inc. — ADR (a)	18,913	857,894
Bankrate, Inc. (a)	21,737	279,320
Box, Inc., Class A (a)	9,021	164,543
Care.com, Inc. (a)	8,815	133,106
Cars.com, Inc. (a)	331	8,815
CommerceHub, Inc., Series A (a)	58	1,010
CommerceHub, Inc., Series C (a)	128	2,232
Cornerstone OnDemand, Inc. (a)	15,463	552,802
DHI Group, Inc. (a)	8,808	25,103
eBay, Inc. (a)	8,402	293,398
Endurance International Group Holdings, Inc. (a)	12,467	104,099
Facebook, Inc., Class A (a)	19,754	2,982,459
Five9, Inc. (a)	5,712	122,922
GoDaddy, Inc., Class A (a)	213	9,035
Gogo, Inc. (a)(b)	5,084	58,618
GrubHub, Inc. (a)	925	40,330
IAC/InterActiveCorp (a)	321	33,140
Limelight Networks, Inc. (a)	19,980	57,742
LivePerson, Inc. (a)	9,019	99,209
Match Group, Inc. (a)(b)	132	2,294
MercadoLibre, Inc.	709	177,874
NetEase, Inc. — ADR (b)	8,957	2,692,743
New Relic, Inc. (a)	889	38,236
NIC, Inc. (b)	15,585	295,336
Nutanix, Inc., Class A (a)(b)	6,141	123,741
Pandora Media, Inc. (a)(b)	1,005	8,965
Tencent Holdings Ltd.	181,700	6,518,476
Trade Desk, Inc., Class A (a)(b)	911	45,650
Twilio, Inc. (a)(b)	89	2,591
VeriSign, Inc. (a)(b)	8,679	806,800
Yandex NV, Class A (a)	71,687	1,881,067
Yelp, Inc. (a)(b)	6,280	188,526
YuMe, Inc.	47,711	224,242
Zillow Group, Inc., Class A (a)	234	11,429

		25,488,187
IT Services — 2.9%
Accenture PLC, Class A	14,991	1,854,087
Acxiom Corp. (a)	6,220	161,596
Amdocs Ltd.	676	43,575
Black Knight Financial Services, Inc., Class A (a)	106	4,341
Booz Allen Hamilton Holding Corp.	23,540	765,992
Conduent, Inc. (a)	919	14,649
Convergys Corp. (b)	28,797	684,793
CoreLogic, Inc. (a)	383	16,614

Common Stocks	Shares	Value
IT Services (continued)
CSG Systems International, Inc.	23,963	$972,418
CSRA, Inc.	747	23,717
DST Systems, Inc.	284	17,523
DXC Technology Co.	1,414	108,482
Euronet Worldwide, Inc. (a)	228	19,920
Everi Holdings, Inc. (a)	20,577	149,801
Fidelity National Information Services, Inc.	13,048	1,114,299
FleetCor Technologies, Inc. (a)	90	12,979
Forrester Research, Inc.	515	20,162
Genpact Ltd.	48,276	1,343,521
Hackett Group, Inc.	26,016	403,248
HCL Technologies Ltd.	6,188	81,452
International Business Machines Corp.	6,162	947,900
Mantech International Corp., Class A	7,342	303,812
Mastercard, Inc., Class A	24,446	2,968,967
PayPal Holdings, Inc. (a)	2,185	117,269
SK Holdings Co. Ltd.	645	156,780
Square, Inc., Class A (a)	236	5,537
Tata Consultancy Services Ltd.	29,168	1,065,389
Tech Mahindra Ltd.	16,181	95,565
Teradata Corp. (a)	592	17,458
Travelport Worldwide Ltd.	10,964	150,865
Unisys Corp. (a)	23,819	304,883
Visa, Inc., Class A	4,543	426,042
Western Union Co.	18,196	346,634
WEX, Inc. (a)	176	18,351

		14,738,621
Leisure Products — 0.5%
Brunswick Corp.	413	25,907
Hasbro, Inc.	15,690	1,749,592
Malibu Boats, Inc. (a)(b)	10,362	268,065
MCBC Holdings, Inc. (a)	13,942	272,566
Vista Outdoor, Inc. (a)	260	5,853

		2,321,983
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	2,749	163,043
Bio-Rad Laboratories, Inc., Class A (a)	95	21,499
Bio-Techne Corp.	168	19,740
Bruker Corp.	478	13,786
Cambrex Corp. (a)	4,711	281,482
Charles River Laboratories International, Inc. (a)	213	21,545
Enzo Biochem, Inc. (a)	22,682	250,409
Harvard Bioscience, Inc. (a)	20,250	51,638
INC Research Holdings, Inc., Class A (a)	6,765	395,753
Luminex Corp.	12,871	271,836
Mettler-Toledo International, Inc. (a)	526	309,572
NanoString Technologies, Inc. (a)	5,086	84,122
PAREXEL International Corp. (a)	2,899	251,952
Patheon NV (a)	147	5,127
PerkinElmer, Inc.	495	33,729
PRA Health Sciences, Inc. (a)	5,179	388,477
QIAGEN NV (a)	1,002	33,597
Thermo Fisher Scientific, Inc.	1,286	224,368
VWR Corp. (a)	356	11,752
Waters Corp. (a)	861	158,286

		2,991,713
Machinery — 2.2%
AGCO Corp.	6,425	432,981
Alamo Group, Inc.	4,549	413,095
Barnes Group, Inc.	8,170	478,190
Briggs & Stratton Corp.	25,380	611,658
Caterpillar, Inc.	1,979	212,663
Chart Industries, Inc. (a)	2,503	86,929
Colfax Corp. (a)	449	17,677

See Notes to Financial Statements.

8	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Machinery (continued)
Commercial Vehicle Group, Inc. (a)(b)	8,444	$71,352
Crane Co.	222	17,622
Cummins India Ltd.	8,763	124,678
Cummins, Inc.	1,075	174,387
Deere & Co.	63	7,786
Donaldson Co., Inc.	579	26,368
Dover Corp.	872	69,952
Flowserve Corp. (b)	1,095	50,841
Fortive Corp.	1,298	82,228
Global Brass & Copper Holdings, Inc.	1,590	48,575
Graco, Inc.	252	27,539
Harsco Corp. (a)	20,186	324,995
Hyundai Heavy Industries Co. Ltd. (a)	360	55,659
IDEX Corp.	217	24,523
Illinois Tool Works, Inc.	10,684	1,530,483
Ingersoll-Rand PLC	15,924	1,455,294
ITT, Inc.	412	16,554
Kadant, Inc.	4,526	340,355
Lincoln Electric Holdings, Inc.	279	25,693
Miller Industries, Inc.	821	20,402
Mueller Water Products, Inc., Series A	93,185	1,088,401
Nordson Corp.	260	31,543
Oshkosh Corp.	332	22,868
PACCAR, Inc.	17,220	1,137,209
Stanley Black & Decker, Inc.	3,395	477,778
Terex Corp.	457	17,138
Timken Co.	321	14,846
Toro Co.	488	33,814
Trinity Industries, Inc.	682	19,116
Valmont Industries, Inc.	101	15,110
WABCO Holdings, Inc. (a)	4,186	533,757
Weichai Power Co. Ltd., Class H	378,000	330,332
Welbilt, Inc. (a)(b)	577	10,876
Woodward, Inc.	3,273	221,189
Xylem, Inc.	4,196	232,584

		10,935,040
Marine — 0.0%
Kirby Corp. (a)	241	16,111
Media — 1.8%
AH Belo Corp., Class A	9,597	52,784
AMC Networks, Inc., Class A (a)	250	13,353
Astro Malaysia Holdings Bhd	246,500	145,282
Cable One, Inc.	21	14,929
CBS Corp., Class B	690	44,008
Charter Communications, Inc., Class A (a)	31	10,442
Cinemark Holdings, Inc. (b)	484	18,803
Clear Channel Outdoor Holdings, Inc., Class A	159	771
Comcast Corp., Class A	71,535	2,784,142
Discovery Communications, Inc., Class A (a)	8,538	220,537
Discovery Communications, Inc., Class C (a)	1,185	29,874
Eros International PLC (a)(b)	3,954	45,273
Hemisphere Media Group, Inc. (a)	3,076	36,451
Interpublic Group of Cos., Inc.	39,247	965,476
John Wiley & Sons, Inc., Class A	203	10,708
Lee Enterprises, Inc. (a)(b)	16,285	30,942
Liberty Broadband Corp., Class A (a)	116	9,952
Liberty Global PLC, Class A (a)	11,620	373,234
Lions Gate Entertainment Corp., Class A (a)	214	6,039
Lions Gate Entertainment Corp., Class B (a)	475	12,483
Live Nation Entertainment, Inc. (a)	599	20,875
Madison Square Garden Co., Class A (a)	88	17,327
McClatchy Co., Class A (a)	3,438	32,111
Meredith Corp. (b)	16,843	1,001,316
Naspers Ltd., Class N	2,472	486,818
New Media Investment Group, Inc. (b)	2,658	35,830
News Corp., Class B	555	7,853

Common Stocks	Shares	Value
Media (continued)
Omnicom Group, Inc. (b)	2,911	$241,322
Regal Entertainment Group, Class A (b)	369	7,550
Scripps Networks Interactive, Inc., Class A (b)	6,323	431,924
Smiles SA	12,723	231,886
TEGNA, Inc.	993	14,309
Thomson Reuters Corp.	1,371	63,464
Time Warner, Inc.	9,637	967,651
Tribune Media Co., Class A	334	13,617
Twenty-First Century Fox, Inc., Class A	2,268	64,275
Viacom, Inc., Class A	46	1,750
Viacom, Inc., Class B	1,559	52,336
Walt Disney Co.	5,960	633,250

		9,150,947
Metals & Mining — 1.5%
Alcoa Corp.	669	21,843
Alrosa PJSC	292,100	428,851
Anglo American PLC (a)	43,911	588,334
AngloGold Ashanti Ltd.	28,131	274,671
AngloGold Ashanti Ltd., — ADR	29,522	286,954
Carpenter Technology Corp.	3,627	135,759
Compass Minerals International, Inc. (b)	154	10,056
Eregli Demir ve Celik Fabrikalari TAS	237,768	476,300
Gold Fields Ltd.	34,082	117,206
Gold Fields Ltd. — ADR	68,368	237,921
Harmony Gold Mining Co. Ltd.	37,870	62,580
Harmony Gold Mining Co. Ltd. — ADR	13,217	21,808
Highland Gold Mining Ltd.	40,833	75,307
Industrias Penoles SAB de CV	13,865	312,866
Magnitogorsk Iron & Steel Works OJSC	514,600	290,853
Newmont Mining Corp.	20,445	662,214
Polymetal International PLC	28,393	318,408
Poongsan Corp.	10,359	389,267
POSCO	1,950	488,459
Real Industry, Inc. (a)	12,849	37,262
Reliance Steel & Aluminum Co.	596	43,395
Royal Gold, Inc.	297	23,216
Ryerson Holding Corp. (a)	6,279	62,162
Schnitzer Steel Industries, Inc., Class A	34,514	869,753
Severstal PJSC	5,570	72,998
Southern Copper Corp. (b)	382	13,229
SunCoke Energy, Inc. (a)	1,808	19,707
Tahoe Resources, Inc.	1,373	11,835
United States Steel Corp.	703	15,564
Vale SA, Preference Shares	57,600	467,873
Vedanta Ltd.	16,454	63,256
Worthington Industries, Inc.	14,452	725,779

		7,625,686
Multi-Utilities — 1.0%
Ameren Corp.	1,617	88,401
Avista Corp.	10,629	451,307
CenterPoint Energy, Inc.	4,828	132,191
CMS Energy Corp.	33,265	1,538,506
Consolidated Edison, Inc.	1,270	102,642
DTE Energy Co.	490	51,837
MDU Resources Group, Inc.	886	23,213
NorthWestern Corp.	24,706	1,507,560
PG&E Corp.	1,297	86,082
Public Service Enterprise Group, Inc.	2,240	96,342
Sempra Energy	4,141	466,898
Vectren Corp.	4,874	284,837

		4,829,816
Multiline Retail — 0.7%
Big Lots, Inc. (b)	19,297	932,045
Burlington Stores, Inc. (a)	321	29,529
Dillard’s, Inc., Class A (b)	76	4,385

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	9

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Multiline Retail (continued)
Dollar General Corp.	504	$36,333
JC Penney Co., Inc. (a)(b)	1,405	6,533
Macy’s, Inc.	3,870	89,939
Matahari Department Store Tbk PT	685,300	728,797
Nordstrom, Inc. (b)	2,222	106,278
Target Corp.	29,684	1,552,176

		3,486,015
Oil & Gas Exploration & Production — 0.1%
Carrizo Oil & Gas, Inc. (a)	23,957	417,331
Oil, Gas & Consumable Fuels — 4.1%
Abraxas Petroleum Corp. (a)	13,009	21,075
Alon USA Energy, Inc.	3,323	44,262
Anadarko Petroleum Corp.	18,939	858,694
Apache Corp. (b)	1,198	57,420
Approach Resources, Inc. (a)(b)	17,222	58,038
Bill Barrett Corp. (a)(b)	56,147	172,371
Chesapeake Energy Corp. (a)(b)	2,779	13,812
Chevron Corp.	11,875	1,238,919
China Petroleum & Chemical Corp., — ADR	23,493	1,846,550
China Petroleum & Chemical Corp., Class H	3,050,000	2,388,155
China Shenhua Energy Co. Ltd., Class H	55,500	123,480
Cimarex Energy Co.	38	3,572
CNOOC Ltd. (b)	625,000	685,775
ConocoPhillips	44,732	1,966,419
CONSOL Energy, Inc. (a)	1,036	15,478
Continental Resources, Inc. (a)(b)	6,686	216,158
Devon Energy Corp.	22,797	728,820
Eclipse Resources Corp. (a)	49,750	142,285
Energen Corp. (a)	443	21,871
Energy XXI Gulf Coast, Inc. (a)(b)	1,080	20,056
EOG Resources, Inc.	652	59,019
EP Energy Corp., Class A (a)(b)	23,334	85,402
Evolution Petroleum Corp.	3,566	28,885
Extraction Oil & Gas, Inc. (a)	197	2,650
Exxon Mobil Corp.	45,561	3,678,140
Gulfport Energy Corp. (a)	726	10,709
Halcon Resources Corp. (a)	6,133	27,844
Hess Corp. (b)	624	27,375
Kosmos Energy Ltd. (a)	717	4,596
Laredo Petroleum, Inc. (a)	656	6,901
Linn Energy, Inc. (a)(b)	2,640	80,626
Marathon Oil Corp. (b)	420	4,977
Marathon Petroleum Corp.	2,043	106,910
Murphy USA, Inc. (a)	158	11,709
Noble Energy, Inc.	5,115	144,755
Northern Oil and Gas, Inc. (a)(b)	49,334	69,068
Oil & Natural Gas Corp. Ltd.	57,009	138,655
Overseas Shipholding Group, Inc., Class A (a)(b)	54,841	145,877
Pacific Ethanol, Inc. (a)(b)	37,761	236,006
PBF Energy, Inc., Class A (b)	497	11,063
Petroleo Brasileiro SA, Preference Shares (a)	26,900	100,442
Petronet LNG Ltd.	12,386	82,713
Phillips 66	5,352	442,557
Polski Koncern Naftowy ORLEN SA	15,675	473,476
PTT PCL — NVDR	80,300	873,874
QEP Resources, Inc. (a)	1,091	11,019
Renewable Energy Group, Inc. (a)(b)	18,191	235,573
REX American Resources Corp. (a)	323	31,189
SK Innovation Co. Ltd.	2,095	290,150
SM Energy Co. (b)	441	7,290
Southwestern Energy Co. (a)	2,235	13,589
Star Petroleum Refining PCL	896,900	385,237
Tellurian, Inc. (a)(b)	2,174	21,805
Tesoro Corp.	440	41,184
Thai Oil PCL — NVDR	162,500	377,734
Ultra Petroleum Corp. (a)	11,062	120,023

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	26,527	$1,789,511
Whiting Petroleum Corp. (a)(b)	920	5,069
Williams Cos., Inc.	1,612	48,811
World Fuel Services Corp.	316	12,150
WPX Energy, Inc. (a)	1,755	16,953

		20,884,726
Paper & Forest Products — 0.6%
Boise Cascade Co. (a)	7,421	225,598
Domtar Corp. (b)	2,515	96,626
Mondi Ltd.	42,658	1,104,779
Nine Dragons Paper Holdings Ltd.	253,000	336,917
Sappi Ltd.	187,616	1,248,544

		3,012,464
Personal Products — 0.9%
Edgewell Personal Care Co. (a)(b)	269	20,449
Estee Lauder Cos., Inc., Class A	13,871	1,331,339
Godrej Consumer Products Ltd.	16,401	245,457
Herbalife Ltd. (a)(b)	778	55,495
Hypermarcas SA	258,700	2,170,865
Inter Parfums, Inc.	12,582	461,130
Marico Ltd.	28,881	140,356
Natural Health Trends Corp. (b)	427	11,892
Nu Skin Enterprises, Inc., Class A	237	14,893

		4,451,876
Pharmaceuticals — 2.7%
Akorn, Inc. (a)	383	12,846
Aurobindo Pharma Ltd.	29,957	317,061
Bristol-Myers Squibb Co.	17,727	987,748
Cadila Healthcare Ltd.	8,508	69,073
Catalent, Inc. (a)	32,668	1,146,647
Corcept Therapeutics, Inc. (a)	32,563	384,243
Eli Lilly & Co.	5,787	476,270
Endo International PLC (a)	935	10,444
Heska Corp. (a)	2,395	244,458
Johnson & Johnson	31,663	4,188,698
Merck & Co., Inc.	24,962	1,599,815
Mylan NV (a)	133	5,163
Pfizer Ltd. (a)	2,143	59,906
Pfizer, Inc.	38,747	1,301,512
Phibro Animal Health Corp., Class A	4,587	169,948
Prestige Brands Holdings, Inc. (a)	19,290	1,018,705
Supernus Pharmaceuticals, Inc. (a)	4,016	173,090
Zoetis, Inc.	27,328	1,704,721

		13,870,348
Professional Services — 0.6%
Dun & Bradstreet Corp.	166	17,953
Insperity, Inc.	16,984	1,205,864
ManpowerGroup, Inc. (b)	13,928	1,555,061
Nielsen Holdings PLC	57	2,204
Paylocity Holding Corp. (a)	5,412	244,514
Robert Half International, Inc.	343	16,440
TransUnion (a)	242	10,481

		3,052,517
Real Estate Investment Trusts (REITs) — 3.1%
American Campus Communities, Inc.	597	28,238
American Homes 4 Rent, Class A	812	18,327
American Tower Corp.	4,145	548,466
Apartment Investment & Management Co., Class A	711	30,552
Apple Hospitality REIT, Inc.	750	14,032
Arbor Realty Trust, Inc.	49,255	410,787
Ares Commercial Real Estate Corp.	3,428	44,873
Armada Hoffler Properties, Inc.	5,261	68,130
Ashford Hospitality Prime, Inc.	27,220	280,094

See Notes to Financial Statements.

10	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Brandywine Realty Trust	785	$13,761
Brixmor Property Group, Inc.	63,258	1,131,053
Care Capital Properties, Inc.	383	10,226
Catchmark Timber Trust, Inc., Class A	12,505	142,182
Cherry Hill Mortgage Investment Corp. (b)	695	12,837
Chimera Investment Corp.	856	15,947
Columbia Property Trust, Inc.	565	12,645
CoreCivic, Inc.	533	14,700
Coresite Realty Corp.	4,866	503,777
Corporate Office Properties Trust	431	15,098
CubeSmart	810	19,472
CyrusOne, Inc.	356	19,847
DCT Industrial Trust, Inc.	411	21,964
DDR Corp.	1,405	12,743
DiamondRock Hospitality Co. (b)	31,714	347,268
Douglas Emmett, Inc.	638	24,378
DuPont Fabros Technology, Inc.	799	48,867
Easterly Government Properties, Inc.	2,740	57,403
Empire State Realty Trust, Inc., Class A	554	11,507
EPR Properties	288	20,699
Equinix, Inc.	453	194,409
Equity Lifestyle Properties, Inc.	349	30,133
Equity Residential	725	47,727
First Industrial Realty Trust, Inc.	10,952	313,446
Forest City Realty Trust, Inc., Class A	1,043	25,209
Gaming and Leisure Properties, Inc.	6,920	260,676
Healthcare Trust of America, Inc., Class A	617	19,195
Hersha Hospitality Trust (b)	9,313	172,384
Highwoods Properties, Inc.	437	22,160
Host Hotels & Resorts, Inc.	11,245	205,446
Invitation Homes, Inc.	406	8,782
Kilroy Realty Corp.	437	32,841
Lamar Advertising Co., Class A	374	27,515
Life Storage, Inc.	209	15,487
MFA Financial, Inc.	1,689	14,171
New Residential Investment Corp.	2,257	35,119
Omega Healthcare Investors, Inc. (b)	841	27,770
One Liberty Properties, Inc.	7,524	176,287
Outfront Media, Inc.	17,307	400,138
Paramount Group, Inc.	823	13,168
Park Hotels & Resorts, Inc.	519	13,992
Piedmont Office Realty Trust, Inc., Class A	661	13,934
Preferred Apartment Communities, Inc., Class A	4,736	74,592
Prologis, Inc.	2,323	136,221
PS Business Parks, Inc.	11,711	1,550,419
Public Storage	518	108,019
QTS Realty Trust, Inc., Class A	14,847	776,943
Quality Care Properties, Inc. (a)	425	7,782
Ramco-Gershenson Properties Trust	87,025	1,122,622
Rayonier, Inc.	560	16,111
Retail Opportunity Investments Corp.	14,093	270,445
Retail Properties of America, Inc., Class A	1,084	13,236
RLJ Lodging Trust	20,896	415,203
Ryman Hospitality Properties, Inc.	11,980	766,840
Simon Property Group, Inc.	861	139,275
Spirit Realty Capital, Inc.	2,190	16,228
Starwood Property Trust, Inc.	1,142	25,569
STORE Capital Corp.	777	17,444
Summit Hotel Properties, Inc.	35,374	659,725
Sun Communities, Inc.	306	26,833
Tanger Factory Outlet Centers, Inc.	426	11,067
Taubman Centers, Inc.	267	15,900
Terreno Realty Corp.	33,600	1,130,976
Two Harbors Investment Corp.	1,579	15,648
Uniti Group, Inc.	558	14,028
Urban Edge Properties	6,566	155,811
Ventas, Inc.	22,627	1,572,124

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Weingarten Realty Investors	27,181	$818,148
WP Carey, Inc.	473	31,223

		15,878,294
Real Estate Management & Development — 0.6%
Ayala Land, Inc.	84,100	66,256
CBRE Group, Inc., Class A (a)	7,112	258,877
China Overseas Land & Investment Ltd.	284,000	831,146
China Resources Land Ltd.	262,000	763,276
China Vanke Co. Ltd., Class H	139,900	395,718
Emaar Properties PJSC	92,335	194,778
Howard Hughes Corp. (a)	165	20,269
Jones Lang LaSalle, Inc.	700	87,500
KWG Property Holding Ltd.	115,000	77,035
Realogy Holdings Corp.	660	21,417
Sino-Ocean Land Holdings Ltd.	372,500	182,198
Yuexiu Property Co. Ltd.	1,094,000	186,280

		3,084,750
Road & Rail — 0.3%
ArcBest Corp.	6,083	125,310
Avis Budget Group, Inc. (a)	355	9,681
CSX Corp.	146	7,966
Genesee & Wyoming, Inc., Class A (a)	277	18,944
Hertz Global Holdings, Inc. (a)	330	3,795
Kansas City Southern	793	82,987
Landstar System, Inc.	193	16,521
Norfolk Southern Corp.	768	93,466
Old Dominion Freight Line, Inc.	308	29,334
Ryder System, Inc.	244	17,563
Union Pacific Corp.	8,300	903,953
USA Truck, Inc. (a)	10,299	89,189

		1,398,709
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Energy Industries, Inc. (a)	9,297	601,423
Alpha & Omega Semiconductor Ltd. (a)	14,727	245,499
Amkor Technology, Inc. (a)	10,587	103,435
Analog Devices, Inc.	2,228	173,338
Applied Materials, Inc.	6,172	254,965
Broadcom Ltd.	213	49,640
Brooks Automation, Inc.	11,963	259,478
Cabot Microelectronics Corp.	3,789	279,742
Cree, Inc. (a)	454	11,191
Cypress Semiconductor Corp. (b)	1,423	19,424
Diodes, Inc. (a)	2,780	66,803
Entegris, Inc. (a)	50,500	1,108,475
First Solar, Inc. (a)	346	13,799
Intel Corp. (b)	23,430	790,528
IXYS Corp.	19,153	315,067
KLA-Tencor Corp.	12,314	1,126,854
Lam Research Corp. (b)	954	134,924
Maxim Integrated Products, Inc.	29,442	1,321,946
Microchip Technology, Inc. (b)	5,811	448,493
Microsemi Corp. (a)	9,161	428,735
NVIDIA Corp.	1,286	185,904
ON Semiconductor Corp. (a)	1,883	26,437
Qorvo, Inc. (a)	3,204	202,877
QUALCOMM, Inc.	2,657	146,720
Semtech Corp. (a)	3,437	122,873
SK Hynix, Inc.	34,096	2,007,561
SunPower Corp. (a)(b)	263	2,456
Taiwan Semiconductor Manufacturing Co. Ltd.	396,000	2,705,556
Teradyne, Inc.	927	27,838
Texas Instruments, Inc.	29,116	2,239,894
Ultra Clean Holdings, Inc. (a)	12,300	230,625
Xcerra Corp. (a)	3,098	30,268

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	11

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc. (b)	6,809	$437,955

		16,120,723
Software — 3.2%
A10 Networks, Inc. (a)	23,715	200,155
Activision Blizzard, Inc.	3,679	211,800
Adobe Systems, Inc. (a)	16,506	2,334,609
Allscripts Healthcare Solutions, Inc. (a)	852	10,872
American Software, Inc., Class A	7,994	82,258
ANSYS, Inc. (a)	2,593	315,516
Atlassian Corp. PLC, Class A (a)	119	4,186
Autodesk, Inc. (a)	1,743	175,729
Barracuda Networks, Inc. (a)	6,688	154,225
Bottomline Technologies, Inc. (a)	18,762	481,996
Cadence Design Systems, Inc. (a)	7,617	255,093
Check Point Software Technologies Ltd. (a)	1,067	116,388
Citrix Systems, Inc. (a)	1,373	109,263
Dell Technologies, Inc., Class V (a)	7,547	461,197
Electronic Arts, Inc. (a)	1,708	180,570
FireEye, Inc. (a)	691	10,510
Fortinet, Inc. (a)	403	15,088
Guidewire Software, Inc. (a)	330	22,674
HubSpot, Inc. (a)	869	57,137
Imperva, Inc. (a)	6,335	303,130
KPIT Technologies Ltd.	62,003	117,643
Manhattan Associates, Inc. (a)	327	15,716
Microsoft Corp.	59,302	4,087,687
MicroStrategy, Inc., Class A (a)	4,731	906,791
MobileIron, Inc. (a)	5,963	36,076
NIIT Technologies Ltd.	58,796	524,827
Oracle Corp.	17,063	855,539
Paycom Software, Inc. (a)(b)	2,012	137,641
Proofpoint, Inc. (a)(b)	11,044	958,951
PTC, Inc. (a)	520	28,662
SS&C Technologies Holdings, Inc.	768	29,499
Symantec Corp.	2,343	66,190
Synopsys, Inc. (a)	10,887	793,989
Tableau Software, Inc., Class A (a)	251	15,379
Tyler Technologies, Inc. (a)	151	26,526
Ultimate Software Group, Inc. (a)	125	26,258
Varonis Systems, Inc. (a)	7,651	284,617
Verint Systems, Inc. (a)	5,426	220,838
VMware, Inc., Class A (a)(b)	16,226	1,418,639
Zendesk, Inc. (a)	2,346	65,172
Zix Corp. (a)	4,196	23,875
Zynga, Inc., Class A (a)	3,312	12,056

		16,154,967
Specialty Retail — 1.7%
Aaron’s, Inc. (b)	18,039	701,717
Asbury Automotive Group, Inc. (a)	12,594	712,191
AutoZone, Inc. (a)	21	11,980
Bed Bath & Beyond, Inc.	3,258	99,043
Best Buy Co., Inc.	6,585	377,518
Big 5 Sporting Goods Corp. (b)	35,363	461,487
Cabela’s, Inc. (a)	229	13,607
Children’s Place, Inc.	178	18,174
Citi Trends, Inc. (b)	2,372	50,334
Dick’s Sporting Goods, Inc.	133	5,297
Foot Locker, Inc.	3,433	169,178
GameStop Corp., Class A	467	10,092
Gap, Inc. (b)	6,890	151,511
GNC Holdings, Inc., Class A (b)	1,939	16,346
Haverty Furniture Cos., Inc.	1,666	41,817
Home Depot, Inc.	15,360	2,356,224
Kirkland’s, Inc. (a)	5,052	51,935
LOTTE Himart Co. Ltd.	6,669	406,849

Common Stocks	Shares	Value
Specialty Retail (continued)
Lowe’s Cos., Inc.	27,743	$2,150,915
Michaels Cos., Inc. (a)	386	7,149
Penske Automotive Group, Inc. (b)	175	7,684
Pier 1 Imports, Inc. (b)	11,727	60,863
Ross Stores, Inc.	390	22,515
Sally Beauty Holdings, Inc. (a)(b)	668	13,527
Select Comfort Corp. (a)	6,779	240,587
Staples, Inc.	9,702	97,699
Tiffany & Co.	1,017	95,466
TJX Cos., Inc.	1,162	83,861
Urban Outfitters, Inc. (a)	408	7,564
West Marine, Inc.	1,074	13,801
Williams-Sonoma, Inc.	404	19,594
Zhongsheng Group Holdings Ltd.	57,000	106,295

		8,582,820
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	46,348	6,675,039
Asustek Computer, Inc.	81,000	765,024
Compal Electronics, Inc.	39,000	26,275
Hewlett Packard Enterprise Co.	20,514	340,327
HP, Inc.	46,938	820,476
Lite-On Technology Corp.	171,000	280,684
NCR Corp. (a)	13,024	531,900
NetApp, Inc.	2,767	110,818
Pegatron Corp.	321,000	1,004,156
Quantum Corp. (a)	10,681	83,419
Samsung Electronics Co. Ltd.	3,050	6,352,602
Synaptics, Inc. (a)	7,291	377,018
Western Digital Corp.	1,379	122,179

		17,489,917
Textiles, Apparel & Luxury Goods — 0.3%
Carter’s, Inc.	229	20,370
Kate Spade & Co. (a)	584	10,798
Michael Kors Holdings Ltd. (a)	762	27,623
NIKE, Inc., Class B	12,606	743,754
Perry Ellis International, Inc. (a)	17,633	343,138
PVH Corp.	657	75,226
Ralph Lauren Corp. (b)	1,574	116,161
Skechers U.S.A., Inc., Class A (a)	595	17,553
Titan Co. Ltd. (a)	17,471	141,678
VF Corp. (b)	1,095	63,072

		1,559,373
Thrifts & Mortgage Finance — 0.8%
Charter Financial Corp.	2,076	37,368
Essent Group Ltd. (a)	12,887	478,623
Federal Agricultural Mortgage Corp., Class C	2,589	167,508
First Defiance Financial Corp.	5,477	288,528
Flagstar Bancorp, Inc. (a)	804	24,779
Housing Development Finance Corp.	78,876	1,969,849
LendingTree, Inc. (a)	400	68,880
LIC Housing Finance Ltd.	16,246	186,394
MGIC Investment Corp. (a)	11,063	123,906
Radian Group, Inc.	5,805	94,912
Riverview Bancorp, Inc.	5,255	34,893
TFS Financial Corp. (b)	261	4,038
United Community Financial Corp.	4,138	34,387
Walker & Dunlop, Inc. (a)	6,055	295,666

		3,809,731
Tobacco — 0.7%
Altria Group, Inc.	15,918	1,185,413
Philip Morris International, Inc.	14,260	1,674,837
Reynolds American, Inc.	5,930	385,687
Universal Corp. (b)	4,755	307,649

		3,553,586

See Notes to Financial Statements.

12	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.8%
Air Lease Corp. (b)	440	$16,438
Applied Industrial Technologies, Inc.	23,304	1,376,101
Barloworld Ltd.	99,340	826,157
DXP Enterprises, Inc. (a)	360	12,420
GMS, Inc. (a)	7,751	217,803
Herc Holdings, Inc. (a)(b)	109	4,286
LG International Corp.	25,166	683,287
MRC Global, Inc. (a)	39,594	654,093
MSC Industrial Direct Co., Inc., Class A	201	17,278
NOW, Inc. (a)(b)	8,567	137,757
Titan Machinery, Inc. (a)	1,374	24,705
Univar, Inc. (a)	4,680	136,656
Watsco, Inc.	119	18,350
WESCO International, Inc. (a)	221	12,663

		4,137,994
Transportation Infrastructure — 0.0%
Zhejiang Expressway Co. Ltd., Class H	86,000	112,337
Water Utilities — 0.1%
Aqua America, Inc.	811	27,006
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	20,516	195,313
Companhia de Saneamento Basico do Estado de Sao Paulo	22,800	217,890
SJW Corp.	1,557	76,573

		516,782
Wireless Telecommunication Services — 1.3%
America Movil SAB de CV, Series L	897,688	722,157
Bharti Infratel Ltd.	119,186	690,416

Common Stocks	Shares	Value
Wireless Telecommunication Services (continued)
Boingo Wireless, Inc. (a)	16,385	$245,120
China Mobile Ltd.	164,000	1,738,696
RingCentral, Inc., Class A (a)	10,326	377,415
SK Telecom Co. Ltd.	758	176,225
SK Telecom Co. Ltd., ADR	23,846	612,127
T-Mobile U.S., Inc. (a)	6,890	417,672
Telephone & Data Systems, Inc.	45,615	1,265,816
Tim Participacoes SA	29,206	86,307
Tim Participacoes SA, ADR	20,387	301,728
United States Cellular Corp. (a)	2,323	89,017

		6,722,696
Total Long-Term Investments (Cost — $440,625,906) — 93.6%		472,937,474

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (d)(e)(f)	33,473,281	33,483,323
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (d)(e)	20,669,306	20,669,306
Total Short-Term Securities (Cost — $54,154,186) — 10.7%		54,152,629
Total Investments (Cost — $494,780,092) — 104.3%		527,090,103
Liabilities in Excess of Other Assets — (4.3)%		(21,508,096)

Net Assets — 100.0%		$505,582,007

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,810,719	18,662,562	33,473,281	$33,483,323	$39,721	[1]	$749	$(2,117)
BlackRock Cash Funds: Treasury, SL Agency Shares	285,459,557	(264,790,251)	20,669,306	20,669,306	154,879		—	—
Total				$54,152,629	$194,600		$749	$(2,117)

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	13

Schedule of Investments (continued)	Active Stock Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(2,514)	MSCI Emerging Markets E-Mini Index	September 2017	$126,743,310	$(680,667)
58	MSCI Emerging Markets E-Mini Index	September 2017	$2,924,070	(4,475)
(1,358)	Russell 2000 Mini Index	September 2017	$96,030,970	551,341
13	Russell 2000 Mini Index	September 2017	$919,295	(7,448)
2,060	S&P 500 E-Mini Index	September 2017	$249,352,700	(566,360)
Total				$(707,609)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$551,341	—	—	—	$551,341
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$1,258,950	—	—	—	$1,258,950

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six month ended June 30, 2017, the effect of derivative financial instruments in the Statement of Operation was as follows:

Net Realized Gain (Loss) from:
Futures contracts		—	—	$2,453,814	—	—	—	$2,453,814
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	$1,391,005	—	—	—	$1,391,005

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$258,152,138
Average notional value of contracts — short	$217,898,180

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$5,213,757	—	—	$5,213,757
Air Freight & Logistics	2,405,600	—	—	2,405,600
Airlines	2,679,278	—	—	2,679,278
Auto Components	4,662,170	—	—	4,662,170
Automobiles	455,100	$2,840,183	—	3,295,283
Banks	30,581,579	14,926,343	—	45,507,922
Beverages	4,324,979	—	—	4,324,979
Biotechnology	14,354,289	—	—	14,354,289

See Notes to Financial Statements.

14	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Building Products	$4,279,373	—	—	$4,279,373
Capital Markets	7,258,710	—	—	7,258,710
Chemicals	8,769,203	$2,258,004	—	11,027,207
Commercial Services & Supplies	3,597,577	—	—	3,597,577
Communications Equipment	3,011,799	182,366	—	3,194,165
Construction & Engineering	1,320,634	2,335,536	—	3,656,170
Construction Materials	182,284	2,739,133	—	2,921,417
Consumer Discretionary	200,500	—	—	200,500
Consumer Finance	1,308,624	—	—	1,308,624
Containers & Packaging	2,165,262	—	—	2,165,262
Distributors	42,391	—	—	42,391
Diversified Consumer Services	1,265,901	—	—	1,265,901
Diversified Financial Services	6,350,707	1,219,907	—	7,570,614
Diversified Telecommunication Services	4,470,237	3,406,621	—	7,876,858
Electric Utilities	3,170,258	808,171	—	3,978,429
Electrical Equipment	2,353,907	339,720	—	2,693,627
Electronic Equipment, Instruments & Components	7,411,922	5,459,965	—	12,871,887
Energy Equipment & Services	2,528,483	—	—	2,528,483
Food & Staples Retailing	4,556,207	859,107	—	5,415,314
Food Products	5,663,469	1,176,484	—	6,839,953
Gas Utilities	1,745,793	—	—	1,745,793
Health Care Equipment & Supplies	9,730,808	—	—	9,730,808
Health Care Providers & Services	7,286,495	536,196	—	7,822,691
Health Care Technology	1,670,182	—	—	1,670,182
Hotels, Restaurants & Leisure	8,565,632	510,097	—	9,075,729
Household Durables	3,381,037	3,983,120	—	7,364,157
Household Products	3,600,857	2,452,486	—	6,053,343
IT Services	13,339,435	1,399,186	—	14,738,621
Independent Power and Renewable Electricity Producers	1,398,432	297,097	—	1,695,529
Industrial Conglomerates	5,147,627	439,992	—	5,587,619
Insurance	12,554,372	2,426,338	—	14,980,710
Internet & Direct Marketing Retail	7,679,113	—	—	7,679,113
Internet Software & Services	18,969,711	6,518,476	—	25,488,187
Leisure Products	2,321,983	—	—	2,321,983
Life Sciences Tools & Services	2,991,713	—	—	2,991,713
Machinery	10,424,371	510,669	—	10,935,040
Marine	16,111	—	—	16,111
Media	8,664,129	486,818	—	9,150,947
Metals & Mining	3,979,196	3,646,490	—	7,625,686
Multi-Utilities	4,829,816	—	—	4,829,816
Multiline Retail	2,757,218	728,797	—	3,486,015
Oil & Gas Exploration & Production	417,331	—	—	417,331
Oil, Gas & Consumable Fuels	15,065,477	5,819,249	—	20,884,726
Paper & Forest Products	322,224	2,690,240	—	3,012,464
Personal Products	4,066,063	385,813	—	4,451,876
Pharmaceuticals	13,484,214	386,134	—	13,870,348
Professional Services	3,052,517	—	—	3,052,517
Real Estate Investment Trusts (REITs)	15,878,294	—	—	15,878,294
Real Estate Management & Development	388,063	2,696,687	—	3,084,750
Road & Rail	1,398,709	—	—	1,398,709
Semiconductors & Semiconductor Equipment	11,407,606	4,713,117	—	16,120,723
Software	15,512,497	642,470	—	16,154,967
Specialty Retail	8,476,525	106,295	—	8,582,820
Technology Hardware, Storage & Peripherals	9,061,176	8,428,741	—	17,489,917
Textiles, Apparel & Luxury Goods	1,417,695	141,678	—	1,559,373
Thrifts & Mortgage Finance	1,653,488	2,156,243	—	3,809,731
Tobacco	3,553,586	—	—	3,553,586
Trading Companies & Distributors	3,454,707	683,287	—	4,137,994
Transportation Infrastructure	—	112,337	—	112,337
Water Utilities	516,782	—	—	516,782
Wireless Telecommunication Services	4,293,584	2,429,112	—	6,722,696
Short-Term Securities	54,152,629	—	—	54,152,629

Total	$433,211,398	$93,878,705	—	$527,090,103

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	15

Schedule of Investments (concluded)	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	$551,341	—	—	$551,341
Liabilities:
Equity Contracts	(1,258,950)	—	—	(1,258,950)

Total	$(707,609)	—	—	$(707,609)

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

16	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Statement of Assets and Liabilities	Active Stock Master Portfolio

June 30, 2017 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $32,491,394) (cost — $440,625,906)	$472,937,474
Investments at value — affiliated (cost — $54,154,186)	54,152,629
Cash	6,527
Cash pledged for futures contracts	21,288,000
Foreign currency at value (cost — $1,146,472)	1,152,938
Receivables:
Investments sold	4,065,580
Dividends — unaffiliated	953,860
Dividends — affiliated	13,842
Securities lending income — affiliated	8,863
Prepaid expenses	3,916

Total assets	554,583,629

Liabilities
Cash collateral on securities loaned at value	33,482,890
Payables:
Withdrawals to investors	9,858,704
Investments purchased	5,081,530
Variation margin on futures contracts	393,404
Deferred foreign capital gain tax	102,253
Investment advisory fees	64,687
Trustees’ fees	4,021
Other accrued expenses	14,133

Total liabilities	49,001,622

Net Assets	$505,582,007

Net Assets Consist of
Investors’ capital	$474,074,619
Net unrealized appreciation (depreciation)	31,507,388

Net Assets	$505,582,007

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	17

Statement of Operations	Active Stock Master Portfolio

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Dividends — unaffiliated	$4,328,993
Dividends — affiliated	154,879
Securities lending income — affiliated — net	39,721
Foreign taxes withheld	(156,077)

Total investment income	4,367,516

Expenses
Investment advisory	633,725
Administration	253,490
Professional	11,913
Trustees	9,657

Total expenses	908,785
Less:
Fees waived by the Manager	(282,019)
Fees waived by the Administrator	(253,490)

Total expenses after fees waived	373,276

Net investment income	3,994,240

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated (including $10,019 foreign capital gain tax)	24,374,811
Investments — affiliated	749
Futures contracts	2,453,814
Foreign currency transactions	(132,008)

26,697,366

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated (including $102,253 foreign capital gain tax)	13,183,612
Investments — affiliated	(2,117)
Futures contracts	1,391,005
Foreign currency translations	7,239

14,579,739

Net realized and unrealized gain	41,277,105

Net Increase in Net Assets Resulting from Operations	$45,271,345

See Notes to Financial Statements.

18	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Statements of Changes in Net Assets	Active Stock Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$3,994,240	$7,200,142
Net realized gain	26,697,366	31,346,211
Net change in unrealized appreciation (depreciation)	14,579,739	12,699,596

Net increase in net assets resulting from operations	45,271,345	51,245,949

Capital Transactions
Proceeds from contributions	1,378,232	135,732,410
Value of withdrawals	(44,114,742)	(129,926,695)

Net increase (decrease) in net assets derived from capital share transactions	(42,736,510)	5,805,715

Net Assets
Total increase in net assets	2,534,835	57,051,664
Beginning of period	503,047,172	445,995,508

End of period	$505,582,007	$503,047,172

See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	19

Financial Highlights	Active Stock Master Portfolio

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012

Total Return
Total return	9.33%	[1]	12.45%	(1.20)%	11.74%	34.02%	15.55%

Ratios to Average Net Assets
Total expenses	0.36%	[2]	0.36%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.15%	[2]	0.15%	0.15%	0.17%	0.23%	0.26%

Net investment income	1.58%	[2]	1.66%	1.65%	1.56%	1.55%	2.03%

Supplemental Data
Net assets, end of period (000)	$505,582		$503,047	$445,996	$2,434,426	$2,940,543	$2,792,818

Portfolio turnover rate	96%		115%	132%	119%	153%	120%

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

20	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Notes to Financial Statements (Unaudited)

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Active Stock Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.

The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	21

Notes to Financial Statements (continued)

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The

22	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Notes to Financial Statements (continued)

categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks/corporate bonds/investment companies in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc.	$126,900	$(126,900)	—
Credit Suisse Securities (USA) LLC	3,511,912	(3,511,912)	—
Goldman Sachs & Co.	651,618	(651,618)	—
Jeffries LLC	2,127,114	(2,127,114)	—
JPMorgan Securities LLC	11,734,570	(11,734,570)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,698,940	(1,698,940)	—
Morgan Stanley & Co. LLC	12,396,760	(12,396,760)	—
Wells Fargo Securities, LLC	243,580	(243,580)	—

Total	$32,491,394	$(32,491,394)	—

[1]

Cash collateral with a value of $33,482,890 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	23

Notes to Financial Statements (continued)

risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion — $3 Billion	0.24%
$3 Billion — $5 Billion	0.23%
$5 Billion — $10 Billion	0.22%
Greater than $10 Billion	0.21%

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administration services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2017, BAL waived $253,490.

Expense Waivers: The Manager has voluntarily agreed to waive 0.095% of its investment advisory fees payable by the Master Portfolio. This voluntary waiver may be terminated at any time. This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2017, the Manager waived $240,815 pursuant to this arrangement.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended June 30, 2017, the amount waived was $19,634.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The

24	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Notes to Financial Statements (continued)

Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”). The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2017, the Master Portfolio paid BTC $15,791 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Officers and Trustees: The fees and expenses of the MIP trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL and BFA have contractually agreed to reimburse MIP or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2018. This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2017, the amount waived was $21,570.

Certain officers and/or trustees of MIP are officers and/or trustees of BlackRock or its affiliates.

7. Purchases and Sales:

For the six months ended June 30, 2017, purchases and sales of investments, excluding short-term securities, were $639,089,010 and $407,891,611, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	25

Notes to Financial Statements (continued)

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$497,708,885

Gross unrealized appreciation	$42,915,015
Gross unrealized depreciation	(13,533,797)

Net unrealized appreciation	$29,381,218

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed.

Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.

During the six months ended June 30, 2017, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to

26	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Notes to Financial Statements (concluded)

exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	27

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Active Stock Master Portfolio (the “Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s interests.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

28	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Portfolio for a one-year term ending June 30, 2018. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing the Portfolio’s performance and the Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	29

Disclosure of Investment Advisory Agreement (continued)

The Board noted that for the one-, three- and five-year periods reported, the Portfolio ranked in the first, second, and second quartiles, respectively, against its Broadridge Performance Universe.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio: The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rate compared with the other funds in its Broadridge category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as its actual advisory fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Portfolio, to the Portfolio. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that the Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Portfolio increases above certain contractually specified levels. The Board additionally noted that BlackRock has voluntarily agreed to waive a portion of its administration and advisory fees payable by the Portfolio. This waiver may be discontinued at any time without notice. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Portfolio to more fully participate in these economies of scale. The Board considered the Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

30	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (concluded)

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Portfolio for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	31

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Legal Counsel Sidley Austin LLP New York, NY 10019

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of MIP 400 Howard Street San Francisco, CA 94105

32	ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017

Additional Information

Availability of Quarterly Schedule of Investments

The Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Master Portfolio voted proxies relating to securities held in the Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

ACTIVE STOCK MASTER PORTFOLIO	JUNE 30, 2017	33

Portfolio Information as of June 30, 2017	International Tilts Master Portfolio

Ten Largest Holdings	Percent of Net Assets
British American Tobacco PLC	2%
ING Groep NV	1
SAP SE	1
HSBC Holdings PLC	1
Nestle SA, Registered Shares	1
Sumitomo Mitsui Financial Group, Inc.	1
Deutsche Telekom AG, Registered Shares	1
Hitachi Ltd.	1
Danske Bank A/S	1
NTT DOCOMO, Inc.	1

Geographic Allocation	Percent of Net Assets
Japan	25%
United Kingdom	15
Germany	11
France	9
Switzerland	8
United States	7
Australia	6
Netherlands	6
Sweden	5
Hong Kong	5
Spain	4
Denmark	3
Italy	3
Finland	3
Singapore	2
Austria	1
Other[1]	2
Other Assets in Excess of Liabilities	(15)

[1]	Other includes a 1% or less investment in each of the following countries: Belgium, Ireland, Isle of Man, Israel, New Zealand, Norway, and Portugal.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017	1

Schedule of Investments June 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.5%
Aristocrat Leisure Ltd.	85,081	$1,475,044
BHP Billiton Ltd.	36,068	642,873
Caltex Australia Ltd.	22,417	544,358
Challenger Ltd.	2,735	28,049
CIMIC Group Ltd.	10,919	325,800
Cochlear Ltd.	4,135	493,873
Commonwealth Bank of Australia (a)	2,240	142,500
CSL Ltd.	5,057	536,698
CSR Ltd.	42,600	138,450
Downer EDI Ltd.	13,161	64,830
Harvey Norman Holdings Ltd. (a)	42,612	125,130
Macquarie Group Ltd.	5,137	349,336
Mirvac Group	97,966	160,198
National Australia Bank Ltd.	18,474	420,255
Orora Ltd.	18	40
Platinum Asset Management Ltd. (a)	2,801	9,964
Qantas Airways Ltd.	315,352	1,386,143
Stockland	154,475	519,484
Suncorp Group Ltd.	11,639	132,568
Sydney Airport (b)	116,724	635,830
Telstra Corp. Ltd.	106,206	350,918
Westpac Banking Corp.	27,726	649,175

		9,131,516
Austria — 1.0%
Lenzing AG	133	23,834
OMV AG	23,318	1,211,198
Raiffeisen Bank International AG (c)	3,136	79,157
Wienerberger AG	6,371	144,935

		1,459,124
Belgium — 0.1%
bpost SA	2,075	50,116
KBC Group NV	373	28,281

		78,397
Denmark — 3.0%
Carlsberg A/S, Class B	142	15,175
Danske Bank A/S	42,180	1,622,794
Genmab A/S (c)	627	133,689
GN Store Nord A/S	9,973	291,201
Novo Nordisk A/S, Class B	28,241	1,213,439
Topdanmark A/S (c)	6,967	222,492
Vestas Wind Systems A/S	7,591	701,160

		4,199,950
Finland — 2.6%
Metso OYJ	3,611	125,294
Sampo OYJ, Class A	30,525	1,566,103
Tieto OYJ	489	15,128
UPM-Kymmene OYJ	51,673	1,473,440
Valmet Corp.	24,186	469,964

		3,649,929
France — 9.4%
Arkema SA	1,114	118,966
AtoS SE	1,404	196,996
AXA SA	36,780	1,007,159
BNP Paribas SA	14,695	1,057,933
Bouygues SA	532	22,413
Cie Generale des Etablissements Michelin	7,814	1,039,996
CNP Assurances	4,796	107,652
Compagnie de Saint-Gobain	16,782	896,243

Common Stocks	Shares	Value
France (continued)
Engie SA	24,928	$376,257
Faurecia	2,781	141,028
Hermes International	25	12,349
ICADE	166	13,926
Ipsen SA	374	51,177
Kering	1,796	611,559
L’Oreal SA	811	169,105
Lagardere SCA	6,200	195,636
Legrand SA	4,663	325,857
LVMH Moet Hennessy Louis Vuitton SE	3,728	932,206
Nexity SA (c)	1,696	98,434
Peugeot SA	67,137	1,338,017
Plastic Omnium SA	634	23,131
Renault SA	3,432	310,511
Sanofi	12,809	1,227,357
SCOR SE	5,039	200,188
Societe Generale SA	5,008	270,060
Thales SA	6,501	699,665
TOTAL SA	5,937	294,754
UbiSoft Entertainment SA (c)	1,016	57,680
Unibail-Rodamco SE	92	23,182
Valeo SA	6,342	426,683
Vivendi SA	42,058	936,525
Wendel SA	196	28,990

		13,211,635
Germany — 11.2%
Aareal Bank AG	441	17,510
adidas AG	1,465	280,912
Allianz SE, Registered Shares	7,089	1,398,957
BASF SE	1,659	153,970
Bayer AG, Registered Shares (a)	10,795	1,399,140
Beiersdorf AG	4,247	446,706
Commerzbank AG (c)	8,352	99,731
Continental AG	399	86,316
CTS Eventim AG & Co. KGaA	2,821	124,913
Deutsche Telekom AG, Registered Shares (a)	106,842	1,925,822
E.ON SE (a)	152,540	1,439,971
Evonik Industries AG	2,780	88,976
Fielmann AG (a)	818	63,134
Fresenius Medical Care AG & Co. KGaA	7,245	699,118
Hannover Rueck SE	758	91,046
Henkel AG & Co. KGaA	553	66,987
Henkel AG & Co. KGaA, Preference Shares	6,074	837,566
Hochtief AG (a)	7,538	1,383,817
Infineon Technologies AG	18,454	391,973
Kloeckner & Co. SE	10,033	105,815
Lanxess AG (a)	15,347	1,163,920
ProSiebenSat.1 Media SE, Registered Shares (a)	7,520	315,460
Rheinmetall AG	244	23,225
RWE AG (c)	5,995	119,755
SAP SE	19,405	2,031,147
Siemens AG, Registered Shares	1,442	198,353
Siltronic AG (c)	833	70,776
Software AG	3,780	165,791
Suedzucker AG (a)	14,397	300,571
Talanx AG (c)	1,691	63,253
TUI AG	12,450	181,494
Wacker Chemie AG	371	40,379

		15,776,504

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange

See Notes to Financial Statements.

2	INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017

Schedule of Investments (continued)

Common Stocks	Shares	Value
Hong Kong — 4.6%
AIA Group Ltd.	89,400	$654,083
BOC Hong Kong Holdings Ltd.	107,500	514,464
Cheung Kong Property Holdings Ltd.	17,684	138,382
CLP Holdings Ltd.	131,500	1,390,525
Galaxy Entertainment Group Ltd.	47,000	285,257
Hang Lung Properties Ltd.	83,000	207,429
Henderson Land Development Co. Ltd.	91,839	512,086
HKT Trust & HKT Ltd. (b)	63,000	82,629
Jardine Matheson Holdings Ltd.	4,500	288,882
Kerry Properties Ltd.	95,000	322,562
New World Development Co. Ltd.	105,000	133,097
Noble Group Ltd. (a)(c)	8	3
Sands China Ltd. (a)	23,200	106,199
Sino Land Co. Ltd.	22,000	36,044
SJM Holdings Ltd.	151,000	159,104
Sun Hung Kai Properties Ltd.	46,000	675,748
Swire Properties Ltd.	38,200	125,923
VTech Holdings Ltd.	1,000	15,841
WH Group Ltd. (d)	420,500	424,609
Wharf Holdings Ltd.	14,000	115,846
Wheelock & Co. Ltd.	41,000	309,246

		6,497,959
Ireland — 0.5%
DCC PLC	7,790	709,428
Experian PLC	2,169	44,514
Glanbia PLC	1,109	21,691

		775,633
Isle of Man — 0.0%
Playtech PLC	2,779	34,424
Israel — 0.2%
Teva Pharmaceutical Industries Ltd.	7,628	251,502
Italy — 2.8%
A2A SpA	18,354	30,518
Amplifon SpA	7,473	98,615
Assicurazioni Generali SpA (a)	41,211	680,236
Atlantia SpA	7,356	206,920
Azimut Holding SpA	557	11,206
Ferrari NV	12,294	1,057,912
Intesa Sanpaolo SpA	27,829	86,632
Mediaset SpA (a)	23,278	91,709
Mediobanca SpA	79,967	791,116
Moncler SpA	11,257	264,072
Recordati SpA	9,021	365,974
UniCredit SpA (c)	12,193	228,390
Unipol Gruppo Finanziario SpA (a)	3,960	17,375

		3,930,675
Japan — 24.9%
Alfresa Holdings Corp.	600	11,600
Astellas Pharma, Inc.	118,100	1,447,515
Canon, Inc.	2,200	74,834
Central Japan Railway Co.	1,500	244,975
Chiba Bank Ltd.	24,000	174,658
Chiyoda Corp.	2,000	11,814
Chubu Electric Power Co., Inc.	10,800	143,625
COMSYS Holdings Corp.	9,600	198,214
Dai Nippon Printing Co. Ltd.	15,000	167,099
Dai-ichi Life Holdings, Inc.	11,000	199,665
Daicel Corp.	33,200	414,959
Daiichi Sankyo Co. Ltd.	41,800	986,602
Daikin Industries Ltd.	1,200	123,110
Daito Trust Construction Co. Ltd.	9,400	1,464,479
DeNA Co. Ltd.	12,400	278,696
Denki Kagaku Kogyo KK	2,000	10,350
Denso Corp.	6,400	271,604

Common Stocks	Shares	Value
Japan (continued)
Dentsu, Inc.	1,400	$67,162
Dowa Holdings Co. Ltd.	5,000	37,925
East Japan Railway Co.	3,800	364,026
Eisai Co. Ltd.	2,500	138,319
Electric Power Development Co. Ltd.	900	22,291
Fast Retailing Co. Ltd.	600	200,655
FUJIFILM Holdings Corp.	3,100	111,778
Fujitsu General Ltd.	12,800	296,832
Fujitsu Ltd.	76,000	562,116
Fukuoka Financial Group, Inc.	5,000	23,856
Glory Ltd.	1,200	39,412
Gunma Bank Ltd.	4,900	29,506
Haseko Corp.	700	8,524
Hitachi Ltd.	268,000	1,652,405
Hokuhoku Financial Group, Inc.	1,800	28,792
Honda Motor Co. Ltd.	37,600	1,030,167
Hoya Corp.	2,700	140,566
Iida Group Holdings Co. Ltd.	35,900	599,225
IT Holdings Corp.	1,000	27,846
Itochu Techno-Solutions Corp.	500	17,534
J. Front Retailing Co. Ltd.	2,500	38,526
Japan Aviation Electronics Industry Ltd.	1,000	13,876
Japan Display, Inc. (a)(c)	6,700	12,707
Japan Petroleum Exploration Co.	1,900	39,695
JXTG Holdings, Inc.	202,050	884,071
Kao Corp.	4,900	291,346
KDDI Corp.	16,500	436,386
Keisei Electric Railway Co. Ltd.	400	10,705
Kinden Corp.	4,500	72,654
Komatsu Ltd.	600	15,401
Lintec Corp.	5,100	122,205
Marubeni Corp.	8,100	52,477
Miraca Holdings, Inc.	3,300	148,629
Mitsubishi Chemical Holdings Corp.	141,800	1,181,443
Mitsubishi Corp.	29,000	609,609
Mitsubishi Electric Corp.	4,400	63,635
Mitsubishi Estate Co. Ltd.	14,000	261,699
Mitsubishi Logistics Corp.	2,000	26,687
Mitsui & Co. Ltd.	1,100	15,747
Mitsui Chemicals, Inc.	27,000	143,785
Mitsui Fudosan Co., Ltd.	1,000	23,959
Mizuho Financial Group, Inc.	435,400	798,295
MS&AD Insurance Group Holdings, Inc.	800	26,983
Nintendo Co. Ltd.	1,300	435,229
Nippon Shinyaku Co. Ltd.	200	12,803
Nippon Shokubai Co. Ltd.	1,000	64,593
Nippon Telegraph & Telephone Corp.	26,200	1,236,747
Nippon Television Holdings, Inc.	5,300	89,358
Nishimatsu Construction Co. Ltd.	19,000	100,902
Nissan Motor Co. Ltd.	156,200	1,559,645
Nitto Denko Corp.	100	8,258
Nomura Holdings, Inc.	54,100	326,247
Nomura Real Estate Holdings, Inc.	1,500	29,520
NTT DOCOMO, Inc.	68,200	1,612,976
Obic Co. Ltd.	1,800	110,837
Ono Pharmaceutical Co. Ltd.	3,700	80,702
ORIX Corp.	69,900	1,087,633
Osaka Gas Co. Ltd.	3,000	12,285
Pigeon Corp.	1,400	50,897
Pola Orbis Holdings, Inc.	700	18,520
Resona Holdings, Inc.	180,800	998,705
Resorttrust, Inc.	1,000	18,452
Secom Co. Ltd.	5,300	403,250
Seino Holdings Co Ltd.	2,400	31,995
Sekisui House Ltd.	4,000	70,694
Senshu Ikeda Holdings, Inc.	16,200	68,532
Seven & i Holdings Co. Ltd.	23,200	957,335

See Notes to Financial Statements.

INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017	3

Schedule of Investments (continued)

Common Stocks	Shares	Value
Japan (continued)
Seven Bank Ltd. (a)	18,300	$65,614
Shin-Etsu Chemical Co. Ltd.	800	72,810
Shionogi & Co. Ltd.	9,600	535,276
Showa Shell Sekiyu KK	2,900	26,936
Skylark Co. Ltd.	1,200	17,241
Sosei Group Corp. (c)	100	11,000
Square Enix Holdings Co. Ltd.	800	26,218
Sumitomo Chemical Co. Ltd.	53,000	306,329
Sumitomo Corp.	21,800	284,276
Sumitomo Electric Industries Ltd.	4,500	69,617
Sumitomo Mitsui Financial Group, Inc.	49,800	1,944,413
Sumitomo Mitsui Trust Holdings, Inc. (a)	19,800	711,201
Sumitomo Realty & Development Co. Ltd.	17,000	526,460
Sundrug Co. Ltd.	1,000	37,302
T&D Holdings, Inc.	13,200	201,856
TAG Immobilien AG	785	12,364
Takeda Pharmaceutical Co. Ltd.	4,800	243,691
TDK Corp.	1,100	72,712
Teijin Ltd.	1,300	25,086
Tokai Rika Co. Ltd.	4,000	74,002
Tokio Marine Holdings, Inc.	6,700	278,809
Tokyo Electric Power Co. Holdings, Inc. (c)	3,400	14,036
Tokyo Electron Ltd.	2,700	365,021
Tokyo Gas Co. Ltd.	152,000	791,721
Tokyu Corp.	3,000	22,925
Toppan Printing Co. Ltd.	3,000	32,988
Toyo Seikan Kaisha Ltd.	1,100	18,622
Toyota Motor Corp.	23,900	1,256,267
Trend Micro, Inc.	700	36,178
TS Tech Co. Ltd.	4,300	125,673
TV Asahi Holdings Corp.	600	10,839
West Japan Railway Co.	2,900	205,191
Yamada Denki Co. Ltd.	10,600	52,704
Yamato Holdings Co. Ltd.	2,300	46,726
Zeon Corp.	24,000	256,887

		35,078,362
Netherlands — 5.7%
Aegon NV	3,187	16,311
ASML Holding NV	780	101,675
BE Semiconductor Industries NV	14,252	762,133
Euronext NV (d)	2,069	107,453
ING Groep NV	120,183	2,074,690
Koninklijke DSM NV	20,040	1,457,559
Koninklijke KPN NV (a)	137,008	438,502
Koninklijke Philips NV	4,232	150,654
PostNL NV	20,094	93,773
Royal Dutch Shell PLC, Class A	38,196	1,014,818
Royal Dutch Shell PLC, Class B	30,378	815,540
Unilever NV CVA	18,178	1,003,457

		8,036,565
New Zealand — 0.0%
Vector Ltd.	5,687	13,874
Norway — 0.6%
DNB ASA	4,405	74,994
Fred Olsen Energy ASA (a)(c)	8	13
Marine Harvest ASA (c)	9,522	162,914
Subsea 7 SA	4	54
Telenor ASA	38,636	640,980

		878,955
Portugal — 0.8%
Banco Comercial Portugues SA (a)(c)	407,555	109,672
Jeronimo Martins SGPS SA	48,431	945,556
NOS SGPS SA	11,690	70,946

		1,126,174

Common Stocks	Shares	Value
Singapore — 1.5%
CapitaLand Ltd.	272,100	$691,411
DBS Group Holdings Ltd.	3,500	52,678
Jardine Cycle & Carriage Ltd.	3,300	106,249
Venture Corp. Ltd.	61,000	533,946
Yangzijiang Shipbuilding Holdings Ltd.	674,200	582,595
Yanlord Land Group Ltd.	163,100	207,887

		2,174,766
Spain — 4.2%
ACS Actividades de Construccion y Servicios SA	28,148	1,088,310
Aena SA (d)	1,072	209,334
Amadeus IT Group SA (a)	26,770	1,600,195
Banco Bilbao Vizcaya Argentaria SA	18,743	156,128
Banco Santander SA	10,530	69,918
Distribuidora Internacional de Alimentacion SA (a)	65,031	405,818
Ebro Foods SA	3	69
Grifols SA	3,496	97,472
Industria de Diseno Textil SA	4,001	153,658
Mediaset Espana Comunicacion SA	103,704	1,291,482
Melia Hotels International SA	1,444	21,627
Repsol SA	2,967	45,487
Telefonica SA	72,004	745,358

		5,884,856
Sweden — 4.6%
Atlas Copco AB, A Shares	25,197	968,869
Atlas Copco AB, B Shares	1,985	68,611
Electrolux AB, Class B	45,322	1,486,164
Fabege AB	4,582	88,207
Intrum Justitia AB (a)	14,559	494,428
JM AB	2,464	87,298
Loomis AB	814	29,179
Modern Times Group MTG AB, -B Shares	6,489	223,356
NCC AB, -B Shares	5,768	162,471
Sandvik AB	51,099	804,515
Skandinaviska Enskilda Banken AB, Class A	18,114	219,300
Svenska Handelsbanken AB, Class A	27,393	392,326
Swedish Match AB	17,219	606,639
Telia Co. AB	2	9
Volvo AB, Class B	51,378	876,182

		6,507,554
Switzerland — 8.1%
BB Biotech AG, Registered Shares	104	6,384
Cembra Money Bank AG (c)	438	41,510
Georg Fischer AG, Registered Shares	385	373,442
Glencore PLC (c)	57,886	216,912
IWG PLC	18,304	77,167
Julius Baer Group Ltd. (c)	501	26,471
Logitech International SA, Registered Shares	36,321	1,336,501
Lonza Group AG, Registered Shares (c)	7,161	1,551,188
Nestle SA, Registered Shares	22,851	1,993,010
Novartis AG, Registered Shares	12,159	1,015,600
Roche Holding AG	4,407	1,126,054
Schindler Holding AG, Participation Certificates	2,454	520,279
STMicroelectronics NV	30,601	440,028
Straumann Holding AG, Registered Shares	1,124	640,085
Temenos Group AG (c)	6,256	559,681
UBS Group AG, Registered Shares (c)	89,183	1,516,636

		11,440,948
United Kingdom — 15.3%
Anglo American PLC (c)	23,011	307,420
Ashmore Group PLC	8,562	39,409
AstraZeneca PLC	5,049	338,200
Auto Trader Group PLC (d)	41,558	205,768
Barclays PLC	129,217	341,750
Barratt Developments PLC	22,847	167,794

See Notes to Financial Statements.

4	INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017

Schedule of Investments (continued)

Common Stocks	Shares	Value
United Kingdom (continued)
BHP Billiton PLC	22,542	$345,359
BP PLC	135,845	784,121
British American Tobacco PLC	36,264	2,471,133
Britvic PLC	40,357	363,745
BT Group PLC	36,979	142,193
Carnival PLC	4,788	316,599
Centrica PLC	83,267	217,098
Close Brothers Group PLC	8,799	173,073
Compass Group PLC	10,318	217,788
Croda International PLC	1,364	69,076
Diageo PLC	33,494	989,806
Dialog Semiconductor PLC (c)	4,270	182,437
Direct Line Insurance Group PLC	51,007	236,189
Dixons Carphone PLC	28,698	106,087
DS Smith PLC	6,620	40,858
Electrocomponents PLC	3,662	27,545
Fevertree Drinks PLC	1,502	33,412
GKN PLC	20,372	86,532
GlaxoSmithKline PLC	43,748	931,275
Hammerson PLC	4,703	35,187
Hays PLC	22,289	48,191
Howden Joinery Group PLC	9,354	49,621
HSBC Holdings PLC	216,510	2,009,638
Imperial Brands PLC	16,954	761,864
Inchcape PLC	12,062	118,568
Indivior PLC (c)	7,094	28,886
InterContinental Hotels Group PLC	10,238	568,553
Intertek Group PLC	23,139	1,271,146
ITV PLC	48,343	114,431
JD Sports Fashion PLC	6,110	27,831
Johnson Matthey PLC	1,673	62,615
Jupiter Fund Management PLC	9,227	60,688
Land Securities Group PLC	1,770	23,369
Legal & General Group PLC	74,574	250,941
Lloyds Banking Group PLC	752,698	648,657
Mondi PLC	6,256	164,043
National Grid PLC	28,540	353,624
Old Mutual PLC	1,866	4,708
Persimmon PLC	2,898	84,640
Provident Financial PLC (a)	3,255	103,238
Qinetiq Group PLC	119,391	420,589
Reckitt Benckiser Group PLC	3,941	399,511
Rentokil Initial PLC	27,317	97,209
Rightmove PLC	3,656	202,299
Rio Tinto PLC	7,507	317,935
Schroders PLC	5,205	210,469
Severn Trent PLC	6,157	175,034

Common Stocks	Shares	Value
United Kingdom (continued)
Shire PLC	10,023	$552,657
Smiths Group PLC	928	19,295
Spectris PLC	300	9,863
Spirax-Sarco Engineering PLC	4,784	333,649
SSE PLC	22,889	433,089
Standard Life PLC	25,141	130,733
Tate & Lyle PLC	35,138	302,832
Thomas Cook Group PLC	87,578	102,607
UBM PLC	7,758	69,719
Unilever PLC	4,766	257,926
Vedanta Resources PLC	3,768	31,497
Vodafone Group PLC	368,225	1,045,742
WH Smith PLC	2,473	55,201
WM Morrison Supermarkets PLC (a)	90,426	284,014
Wolseley PLC	3,238	198,741
WPP PLC	4,584	96,524

		21,672,241
Total Common Stocks — 107.6%		151,811,543

Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 7/17/17) (c)	27,036	21,616
Repsol SA (Expires 6/30/17) (c)	14,817	6,769
Total Rights — 0.0%		28,385
Total Long-Term Investments (Cost — $131,198,720) — 107.6%		151,839,928

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.29% (e)(f)(g)	8,425,495	8,428,022
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.93% (f)(g)	1,223,209	1,223,209
Total Short-Term Securities (Cost — $9,650,612) — 6.9%		9,651,231
Total Investments (Cost — $140,849,332) — 114.5%		161,491,159
Liabilities in Excess of Other Assets — (14.5)%		(20,453,887)

Net Assets — 100.0%		$141,037,272

Notes to Schedule of Investments

(a)	Security, or a portion of the security, is on loan.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017	5

Schedule of Investments (continued)

(f)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,282,736	(1,857,241)	8,425,495	$8,428,022	$19,516	[1]	$1,325	$(1,279)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,790,973	(567,764)	1,223,209	1,223,209	5,811		—	—
Total				9,651,231	$25,327		$1,325	$(1,279)

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(129)	Euro Stoxx 50 Index	September 2017	$5,055,143	$17,301
(22)	FTSE 100 Index	September 2017	$2,075,258	2,891
(8)	SPI 200 Index	September 2017	$868,364	2,062
(36)	Yen Denom Nikkei Index	September 2017	$3,211,114	(6,047)
Total				$16,207

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	—	—	$22,254	—	—	—	$22,254

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	—	—	$6,047	—	—	—	$6,047

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six month ended June 30, 2017, the effect of derivative financial instruments in the Statement of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$218,424	—	—	—	$218,424

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(91,081)	—	—	—	$(91,081)

See Notes to Financial Statements.

6	INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017

Schedule of Investments (concluded)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,160,619
Average notional value of contracts — short	$5,604,940	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$9,131,516	—	$9,131,516
Austria	$23,834	1,435,290	—	1,459,124
Belgium	—	78,397	—	78,397
Denmark	—	4,199,950	—	4,199,950
Finland	—	3,649,929	—	3,649,929
France	—	13,211,635	—	13,211,635
Germany	—	15,776,504	—	15,776,504
Hong Kong	82,629	6,415,330	—	6,497,959
Ireland	21,691	753,942	—	775,633
Isle of Man	—	34,424	—	34,424
Israel	—	251,502	—	251,502
Italy	365,974	3,564,701	—	3,930,675
Japan	—	35,078,362	—	35,078,362
Netherlands	—	8,036,565	—	8,036,565
New Zealand	—	13,874	—	13,874
Norway	—	878,955	—	878,955
Portugal	—	1,126,174	—	1,126,174
Singapore	—	2,174,766	—	2,174,766
Spain	69	5,884,787	—	5,884,856
Sweden	29,179	6,478,375	—	6,507,554
Switzerland	—	11,440,948	—	11,440,948
United Kingdom	—	21,672,241	—	21,672,241
Rights	28,385	—	—	28,385
Short-Term Securities	9,651,231	—	—	9,651,231

Total	$10,202,992	$151,288,167	—	$161,491,159

Derivative Financial Instruments [1]
Assets:
Equity contracts	$22,254	—	—	$22,254
Liabilities:
Equity contracts	(6,047)	—	—	(6,047)

Total	$16,207	—	—	$16,207

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017	7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $7,828,854) (cost — $131,198,720)	$151,839,928
Investments at value — affiliated (cost — $9,650,612)	9,651,231
Foreign currency at value (cost — $2,197,162)	2,212,971
Cash pledged for futures contracts	196,910
Receivables:
Investments sold	1,344,978
Dividends — unaffiliated	372,975
Securities lending income — affiliated	2,894
Variation margin on futures contracts	2,539
Dividends — affiliated	1,594

Total assets	165,626,020

Liabilities
Cash collateral on securities loaned at value	8,425,345
Payables:
Withdrawals to investors	14,564,343
Investments purchased	1,533,687
Investment advisory fees	41,568
Administration fees	6,430
Trustees’ fees	3,180
Other accrued expenses	14,195

Total liabilities	24,588,748

Net Assets	$141,037,272

Net Assets Consist of
Investors’ capital	$120,361,676
Net unrealized appreciation (depreciation)	20,675,596

Net Assets	$141,037,272

See Notes to Financial Statements.

8	INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017

Statement of Operations

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Dividends — unaffiliated	$3,898,448
Securities lending income — affiliated — net	19,516
Dividends — affiliated	5,811
Foreign taxes withheld	(493,500)

Total investment income	3,430,275

Expenses
Investment advisory	338,339
Administration	42,287
Professional	10,181
Trustees	6,048

Total expenses	396,855
Less fees waived by the Manager	(59,156)

Total expenses after fees waived	337,699

Net investment income	3,092,576

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	10,383,158
Investments — affiliated	1,325
Futures contracts	218,424
Foreign currency transactions	(17,831)

10,585,076

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	13,488,810
Investments — affiliated	(1,279)
Futures contracts	(91,081)
Foreign currency translations	42,955

13,439,405

Net realized and unrealized gain	24,024,481

Net Increase in Net Assets Resulting from Operations	$27,117,057

See Notes to Financial Statements.

INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017	9

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$3,092,576	$8,038,200
Net realized gain (loss)	10,585,076	(21,705,560)
Net change in unrealized appreciation	13,439,405	10,646,174

Net increase (decrease) in net assets resulting from operations	27,117,057	(3,021,186)

Capital Transactions
Proceeds from contributions	2,464,779	49,472,276
Value of withdrawals	(75,757,906)	(164,088,821)

Net decrease in net assets derived from capital share transactions	(73,293,127)	(114,616,545)

Net Assets
Total decrease in net assets	(46,176,070)	(117,637,731)
Beginning of period	187,213,342	304,851,073

End of period	$141,037,272	$187,213,342

See Notes to Financial Statements.

10	INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017

Financial Highlights

			Year Ended December 31,
	Six Months Ended June 30, 2017 (Unaudited)		2016	2015	2014	Period October 31, 2013[1] to December 31, 2013

Total Return
Total return	17.13%	[2]	0.00%	2.25%	(3.94)%	1.60%	[2]

Ratios to Average Net Assets
Total expenses	0.47%	[3]	0.46%	0.45%	0.46%	0.53%	[3]

Total expenses after fees waived	0.40%	[3]	0.40%	0.43%	0.45%	0.45%	[3]

Net investment income	3.66%	[3]	2.91%	2.65%	2.84%	1.17%	[3]

Supplemental Data
Net assets, end of period (000)	$141,037		$187,213	$304,851	$1,249,794	$552,818

Portfolio turnover rate	51%		98%	107%	120%	15%

[1]	Commencement of operations.

[2]	Aggregate total return.

[3]	Annualized.

See Notes to Financial Statements.

INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017	11

Notes to Financial Statements (Unaudited)

1. Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolio had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolio no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

12	INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017

Notes to Financial Statements (continued)

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies for funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017	13

Notes to Financial Statements (continued)

4. Securities and Other Investments:

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks/corporate bonds/investment companies in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Goldman Sachs & Co.	$2,817,305	$(2,817,305)	—
HSBC Bank PLC.	13	(13)	—
Jeffries LLC	287,354	(287,354)	—
JPMorgan Securities LLC	680,236	(680,236)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	104,545	(104,545)	—
Morgan Stanley & Co. LLC	745,794	(745,794)	—
State Street Bank and Trust Co.	3,193,607	(3,193,607)	—

Total	$7,828,854	$(7,828,854)	—

[1]

Cash collateral with a value of $8,425,345 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

14	INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017

Notes to Financial Statements (continued)

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.40%
$1 Billion — $3 Billion	0.38%
$3 Billion — $5 Billion	0.36%
$5 Billion — $10 Billion	0.35%
Greater than $10 Billion	0.34%

The Manager, with respect to the Master Portfolio, entered into sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”), affiliates of the Manager. The Manager pays BFA and BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BAL, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is entitled to receive for these administration services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio. BAL has contractually agreed to waive this administration fee through April 30, 2018.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. BAL may delegate certain of its administration duties to sub-administrators. For the six months ended June 30, 2017, BAL waived $42,287.

Expense Waivers: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. The amount of waivers of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended June 30, 2017, the amounts waived was $640.

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective April 28, 2017, the waiver became contractual through April 30, 2018. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of

INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017	15

Notes to Financial Statements (continued)

MIP (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2017, there were no fees waived by the Manager.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% (the “collateral investment fees”). The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2017, Master Portfolio paid BTC $4,887 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Officers and Trustees: The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse MIP or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2018. This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2017, the amount waived was $16,229.

Certain officers and/or trustees of MIP are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain
International Tilts Master Portfolio	$—	$8,437,524	$95,572

16	INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017

Notes to Financial Statements (continued)

7. Purchases and Sales:

For the six months ended June 30, 2017, purchases and sales of investments, excluding short-term securities, were $86,061,473 and $141,201,832, respectively.

8. Income Tax Information:

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the three years ended December 31, 2016 and the period ended December 31, 2013. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$147,540,061

Gross unrealized appreciation	$22,588,426
Gross unrealized depreciation	(8,637,328)

Net unrealized appreciation	$13,951,098

9. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed.

Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.

During the six months ended June 30, 2017, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio.

Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,

INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017	17

Notes to Financial Statements (concluded)

market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Master Portfolio’s financial statements was completed through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of International Tilts Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor. The Board of Trustees of the Master Fund also considered the approval of (i) the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to the Master Portfolio (the “BFA Sub-Advisory Agreement”) and (ii) the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to the Master Portfolio (the “BIL Sub-Advisory Agreement”). The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement, the BFA Sub-Advisory Agreement and the BIL Sub-Advisory Agreement are referred to herein as the “Agreements.”

At the time of the April Meeting, BlackRock Advantage International Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), was a “feeder” fund that invested all of its investable assets in the Master Portfolio. On or about May 5, 2017, all of the assets of the Portfolio were liquidated completely, the shares of any shareholders holding shares on that date were redeemed at the net asset value per share and the Portfolio was terminated as a series of the Trust.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer

INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017	19

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to the Master Portfolio, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Master Portfolio and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio, each for a one-year term ending June 30, 2018. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the Portfolio’s investment results correspond directly to the investment results of

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

20	INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-year, three-year and since-inception periods reported, the Portfolio ranked in the third, second and fourth quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed the Portfolio’s underperformance during the one-year and since-inception periods.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Portfolio’s Broadridge category. The contractual advisory rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio, to the Master Portfolio. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s independent registered public accounting firm.

INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017	21

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund with respect to the Master Portfolio, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Master Portfolio and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Master Portfolio, each for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

22	INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103

Sub-Advisers BlackRock Fund Advisors San Francisco, CA 94105 BlackRock International Limited Edinburgh EH3 8BL, United Kingdom	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Sidley Austin LLP New York, NY 10019
Address of MIP 400 Howard Street San Francisco, CA 94105

INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017	23

Additional Information

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

24	INTERNATIONAL TILTS MASTER PORTFOLIO	JUNE 30, 2017

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments
(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 5, 2017

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